FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin FTSE Asia ex Japan ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 99.0%
Cambodia 0.0%†
NagaCorp Ltd.	Hotels, Restaurants & Leisure	6,000	$5,787
China 39.3%
[a] 360 Security Technology Inc., A	Software	300	567
[a,b] 3SBio Inc., 144A	Biotechnology	6,000	7,417
[a] 51job Inc., ADR	Professional Services	121	9,410
[b] A-Living Services Co. Ltd., 144A	Commercial Services & Supplies	1,500	7,465
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	3,000	22,444
Addsino Co. Ltd., A	Communications Equipment	600	1,752
AECC Aero-Engine Control Co. Ltd.	Aerospace & Defense	300	967
AECC Aviation Power Co. Ltd., A	Aerospace & Defense	900	7,409
Agile Group Holdings Ltd.	Real Estate Management & Development	6,000	7,772
Agricultural Bank of China Ltd., A	Banks	42,600	19,978
Agricultural Bank of China Ltd., H	Banks	140,000	48,675
Aier Eye Hospital Group Co. Ltd.	Health Care Providers & Services	1,659	18,226
Air China Ltd., A	Airlines	2,100	2,529
[a] Air China Ltd., H	Airlines	8,000	5,882
Airtac International Group	Machinery	720	27,779
[a] Alibaba Group Holding Ltd.	Internet & Direct Marketing Retail	64,800	1,835,730
[a] Alpha Group, A	Leisure Products	300	301
[a] Aluminum Corp. of China Ltd., A	Metals & Mining	4,500	3,691
[a] Aluminum Corp. of China Ltd., H	Metals & Mining	18,000	10,732
	Independent Power and Renewable
An Hui Wenergy Co. Ltd.	Electricity Producers	900	528
Angang Steel Co. Ltd.	Metals & Mining	1,500	1,033
Angang Steel Co. Ltd., H	Metals & Mining	6,000	3,801
Angel Yeast Co. Ltd., A	Food Products	300	2,525
Anhui Anke Biotechnology Group Co. Ltd.	Biotechnology	432	996
Anhui Conch Cement Co. Ltd., A	Construction Materials	1,200	7,624
Anhui Conch Cement Co. Ltd., H	Construction Materials	5,500	29,179
Anhui Expressway Co. Ltd., A	Transportation Infrastructure	300	300
Anhui Gujing Distillery Co. Ltd., A	Beverages	100	3,707
Anhui Gujing Distillery Co. Ltd., B	Beverages	600	8,306
Anhui Xinhua Media Co. Ltd., A	Distributors	300	219
Anhui Zhongding Sealing Parts Co. Ltd.	Auto Components	300	561
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	5,000	117,695
[c] Autohome Inc., ADR	Interactive Media & Services	277	17,717
	Electronic Equipment, Instruments &
Avary Holding Shenzhen Co. Ltd., A	Components	300	1,666
AVIC Aircraft Co. Ltd.	Aerospace & Defense	900	3,661
Avic Aviation High-Technology Co. Ltd., A	Machinery	600	2,858
Avic Capital Co. Ltd., A	Diversified Financial Services	2,700	1,617
AVIC Electromechanical Systems Co. Ltd.	Aerospace & Defense	1,500	2,338
Avic Heavy Machinery Co. Ltd., A	Machinery	300	1,052
	Electronic Equipment, Instruments &
AVIC Jonhon OptronicTechnology Co. Ltd.	Components	300	3,669
AVIC Shenyang Aircraft Co. Ltd., A	Aerospace & Defense	560	5,227
AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	10,000	6,619
AVICOPTER PLC, A	Aerospace & Defense	300	2,449
[b] BAIC Motor Corp. Ltd., 144A	Automobiles	10,500	3,907
[a] Baidu Inc., ADR	Interactive Media & Services	1,261	257,118
Bank of Beijing Co. Ltd., A	Banks	7,200	5,427
Bank of Changsha Co. Ltd., A	Banks	900	1,245
Bank of Chengdu Co. Ltd., A	Banks	300	587
Bank of China Ltd., A	Banks	24,000	11,441
Bank of China Ltd., H	Banks	347,000	124,665
Bank of Communications Co. Ltd., A	Banks	12,000	9,101
Bank of Communications Co. Ltd., H	Banks	33,000	22,182
Bank of Guiyang Co. Ltd., A	Banks	900	997

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Bank of Hangzhou Co. Ltd., A	Banks	2,100	4,794
Bank of Jiangsu Co. Ltd., A	Banks	1,080	1,187
Bank of Nanjing Co. Ltd., A	Banks	3,300	5,373
Bank of Ningbo Co. Ltd., A	Banks	1,800	10,857
Bank of Qingdao Co. Ltd., A	Banks	300	231
Bank of Shanghai Co. Ltd., A	Banks	4,580	5,813
[a] Bank of Zhengzhou Co. Ltd.	Banks	2,440	1,386
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	6,000	7,095
BBMG Corp., A	Construction Materials	3,600	1,499
BBMG Corp., H	Construction Materials	12,000	2,256
Beijing Capital Co. Ltd., A	Water Utilities	4,200	1,957
Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	600	520
[a] Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	8,000	5,305
Beijing Dabeinong Technology Group Co. Ltd.	Food Products	900	947
Beijing E-Hualu Information Technology Co. Ltd., A	Software	300	1,250
Beijing Enlight Media Co. Ltd.	Entertainment	600	1,004
Beijing Enterprises Holdings Ltd.	Gas Utilities	2,500	8,869
	Independent Power and Renewable
Beijing Jingneng Clean Energy Co. Ltd., H	Electricity Producers	6,000	1,445
Beijing New Building Materials PLC	Building Products	600	3,645
Beijing Orient National Communication Science &Technology Co.
[a] Ltd.	Software	300	574
Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	Construction Materials	400	3,425
Beijing Originwater Technology Co. Ltd.	Commercial Services & Supplies	600	679
Beijing Sanju Environmental Protection and New Material Co. Ltd.	Chemicals	600	533
Beijing Shiji Information Technology Co. Ltd.	Software	840	3,057
[a] Beijing Shougang Co. Ltd.	Metals & Mining	1,500	1,305
Beijing Shunxin Agriculture Co. Ltd., A	Beverages	300	1,959
Beijing Sinnet Technology Co. Ltd., A	IT Services	600	1,336
Beijing SL Pharmaceutical Co. Ltd.	Biotechnology	300	489
Beijing Tiantan Biological Products Corp. Ltd., A	Biotechnology	340	1,802
[a] Beijing Ultrapower Software Co. Ltd.	IT Services	600	450
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., A	Biotechnology	100	4,012
Beijing Yanjing Brewery Co. Ltd.	Beverages	600	672
	Electronic Equipment, Instruments &
Beijing Zhong Ke San Huan High-Tech Co. Ltd.	Components	300	443
Beijing-Shanghai High Speed Railway Co. Ltd.	Road & Rail	3,000	2,456
[a] Bilibili Inc., ADR	Entertainment	1,133	138,045
[b] Blue Moon Group Holdings Ltd., 144A	Household Products	3,000	4,242
Blue Sail Medical Co. Ltd., A	Health Care Equipment & Supplies	300	968
Bluefocus Intelligent Communications Group Co. Ltd.	Media	600	562
Bluestar Adisseo Co., A	Chemicals	300	555
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	10,800	10,431
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	4,200	2,066
Bright Dairy & Food Co. Ltd., A	Food Products	300	669
Brilliance China Automotive Holdings Ltd.	Automobiles	12,000	6,768
BTG Hotels Group Co. Ltd., A	Hotels, Restaurants & Leisure	300	1,108
By-health Co. Ltd., A	Personal Products	600	3,055
BYD Co. Ltd.	Automobiles	600	23,310
BYD Co. Ltd., H	Automobiles	3,500	104,650
BYD Electronic International Co. Ltd.	Communications Equipment	3,500	22,985
C&S Paper Co. Ltd., A	Household Products	300	1,279
Caitong Securities Co. Ltd., A	Capital Markets	300	487
Camel Group Co. Ltd., A	Electrical Equipment	360	645
[a,b,d] CanSino Biologics Inc., 144A, Reg S	Pharmaceuticals	400	21,252
[a] CanSino Biologics Inc., A	Pharmaceuticals	26	3,130
	Independent Power and Renewable
CECEP Solar Energy Co. Ltd.	Electricity Producers	1,200	1,157
	Independent Power and Renewable
CECEP Wind-Power Corp	Electricity Producers	600	347
[a] Central China Securities Co. Ltd., A	Capital Markets	900	678
[a] Central China Securities Co. Ltd., H	Capital Markets	3,000	572

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Independent Power and Renewable
CGN Power Co. Ltd., A	Electricity Producers	2,400	992
	Independent Power and Renewable
[b] CGN Power Co. Ltd., H, 144A	Electricity Producers	51,000	11,361
Changchun High & New Technology Industry Group Inc.	Pharmaceuticals	100	5,990
Changjiang Securities Co. Ltd.	Capital Markets	1,800	2,039
Changzhou Xingyu Automotive LightingSystems Co. Ltd., A	Auto Components	100	3,494
	Electronic Equipment, Instruments &
Chaozhou Three-Circle Group Co. Ltd., A	Components	600	3,939
Chengdu Xingrong Environment Co. Ltd., A	Water Utilities	1,200	968
China Aerospace Times Electronics Co. Ltd., A	Aerospace & Defense	600	698
China Aoyuan Group Ltd.	Real Estate Management & Development	6,000	5,061
China Avic Avionics Equipment Co. Ltd., A	Aerospace & Defense	300	768
China Baoan Group Co. Ltd.	Industrial Conglomerates	900	2,545
China Cinda Asset Management Co. Ltd., H	Capital Markets	42,000	8,004
China CITIC Bank Corp. Ltd., A	Banks	3,300	2,605
China CITIC Bank Corp. Ltd., H	Banks	42,000	19,903
China Coal Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	2,100	2,324
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	10,000	5,962
China Communications Services Corp. Ltd., H	Construction & Engineering	12,000	5,995
China Conch Venture Holdings Ltd.	Construction & Engineering	7,500	31,581
China Construction Bank Corp., A	Banks	3,600	3,705
China Construction Bank Corp., H	Banks	425,000	334,381
[a] China COSCO Holdings Co. Ltd., A	Marine	3,000	14,181
[a] China CSSC Holdings Ltd., A	Machinery	1,400	3,578
[b,d] China East Education Holdings Ltd., 144A, Reg S	Diversified Consumer Services	1,500	2,356
China Eastern Airlines Corp. Ltd., A	Airlines	3,300	2,595
China Eastern Airlines Corp. Ltd., H	Airlines	6,000	2,542
China Everbright Bank Co. Ltd., A	Banks	12,900	7,547
China Everbright Bank Co. Ltd., H	Banks	15,000	6,123
China Evergrande Group	Real Estate Management & Development	11,000	14,335
[b,d] China Feihe Ltd., 144A, Reg S	Food Products	12,000	25,898
China Fortune Land Development Co. Ltd., A	Real Estate Management & Development	1,540	1,249
China Galaxy Securities Co. Ltd., A	Capital Markets	600	1,001
China Galaxy Securities Co. Ltd., H	Capital Markets	16,000	9,539
China Great Wall Securities Co. Ltd., A	Capital Markets	600	1,034
	Technology Hardware, Storage &
China Greatwall Technology Group Co. Ltd.	Peripherals	900	2,034
China Hongqiao Group Ltd.	Metals & Mining	10,000	13,546
[b] China Huarong Asset Management Co. Ltd., 144A	Capital Markets	54,000	3,546
[a] China International Capital Corp. Ltd., A	Capital Markets	300	2,856
China International Capital Corp. Ltd., H	Capital Markets	6,900	18,570
China International Marine Containers (Group) Co. Ltd., H	Machinery	2,100	4,640
China International Marine Containers Group Co. Ltd.	Machinery	400	1,126
China Jushi Co. Ltd., A	Construction Materials	1,371	3,291
China Lesso Group Holdings Ltd.	Building Products	4,000	9,869
China Life Insurance Co. Ltd., A	Insurance	1,600	8,393
China Life Insurance Co. Ltd., H	Insurance	34,000	67,423
[a,b] China Literature Ltd., 144A	Media	1,800	20,015
[a] China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	977	51,595
	Independent Power and Renewable
China Longyuan Power Group Corp.	Electricity Producers	15,000	25,844
China Medical System Holdings Ltd.	Pharmaceuticals	6,000	15,800
China Meheco Co. Ltd., A	Trading Companies & Distributors	300	564
China Merchants Bank Co. Ltd., A	Banks	6,600	55,357
China Merchants Bank Co. Ltd., H	Banks	17,500	149,291
China Merchants Energy Shipping Co. Ltd., A	Oil, Gas & Consumable Fuels	2,880	2,059
China Merchants Expressway Network & Technology Holdings Co.
Ltd.	Transportation Infrastructure	300	335
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	6,000	8,761
China Merchants Property Operation & Service Co. Ltd., A	Real Estate Management & Development	300	798
[b] China Merchants Securities Co. Ltd., 144A	Capital Markets	5,400	7,510
China Merchants Securities Co. Ltd., A	Capital Markets	2,320	6,830
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	2,700	4,576

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

China Minsheng Banking Corp. Ltd., A	Banks	11,700	7,986
China Minsheng Banking Corp. Ltd., H	Banks	30,000	14,371
China Molybdenum Co. Ltd., A	Metals & Mining	3,000	2,396
China Molybdenum Co. Ltd., H	Metals & Mining	18,000	10,685
China National Building Material Co. Ltd., H	Construction Materials	18,000	21,139
China National Chemical Engineering Co. Ltd., A	Construction & Engineering	1,800	2,441
China National Medicines Corp. Ltd., A	Health Care Providers & Services	300	1,535
	Independent Power and Renewable
China National Nuclear Power Co. Ltd., A	Electricity Producers	5,000	3,916
China National Software & Service Co. Ltd., A	Software	300	2,643
China Nonferrous Metal Industry's Foreign Engineeringand
[a] Construction Co. Ltd.	Metals & Mining	600	441
China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	1,200	3,845
China Oilfield Services Ltd., A	Energy Equipment & Services	600	1,334
China Oilfield Services Ltd., H	Energy Equipment & Services	8,000	7,170
China Orient Securities Co. Ltd., A	Capital Markets	2,100	3,247
China Pacific Insurance Group Co. Ltd., A	Insurance	2,100	9,416
China Pacific Insurance Group Co. Ltd., H	Insurance	11,600	36,521
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	11,700	7,896
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	116,000	58,703
China Railway Group Ltd., A	Construction & Engineering	6,600	5,353
China Railway Group Ltd., H	Construction & Engineering	18,000	9,387
	Electronic Equipment, Instruments &
[b,d] China Railway Signal & Communication Corp. Ltd., 144A, Reg S	Components	6,000	2,217
	Electronic Equipment, Instruments &
China Railway Signal & Communication Corp. Ltd., A	Components	2,000	1,761
China Railway Tielong Container Logistics Co. Ltd., A	Road & Rail	600	458
China Reinsurance Group Corp., H	Insurance	33,000	3,357
China Resources Cement Holdings Ltd.	Construction Materials	10,000	9,503
China Resources Double Crane Pharmaceutical Co. Ltd., A	Pharmaceuticals	300	553
[b] China Resources Mixc Lifestyle Services Ltd., 144A	Real Estate Management & Development	1,800	12,319
[b] China Resources Pharmaceutical Group Ltd., 144A	Pharmaceuticals	7,500	4,674
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	8,500	11,602
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	Pharmaceuticals	300	1,242
China Satellite Communications Co. Ltd., A	Media	600	1,504
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	2,400	7,251
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	15,500	30,378
China Shipping Container Lines Co. Ltd., A	Trading Companies & Distributors	3,300	1,915
China Shipping Development Co. Ltd., A	Oil, Gas & Consumable Fuels	1,500	1,430
China South Publishing & Media Group Co. Ltd., A	Media	600	819
[a] China Southern Airlines Co. Ltd., A	Airlines	4,200	3,913
[a] China Southern Airlines Co. Ltd., H	Airlines	6,000	3,724
China State Construction Engineering Corp. Ltd., A	Construction & Engineering	13,500	9,716
China Taiping Insurance Holdings Co. Ltd.	Insurance	6,600	10,980
China Tourism Group Duty Free Corp. Ltd., A	Specialty Retail	600	27,869
[b,d] China Tower Corp. Ltd., H, 144A, Reg S	Diversified Telecommunication Services	214,000	29,485
China TransInfo Technology Co. Ltd.	IT Services	300	775
China United Network Communications Ltd., A	Wireless Telecommunication Services	8,700	5,817
China Vanke Co. Ltd., A	Real Estate Management & Development	3,300	12,161
China Vanke Co. Ltd., H	Real Estate Management & Development	8,600	26,910
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	4,800	15,334
China Zheshang Bank Co. Ltd., A	Banks	3,300	2,028
Chinese Universe Publishing and Media Group Co. Ltd., A	Media	300	458
[a] Chongqing Brewery Co. Ltd., A	Beverages	200	6,128
[a] Chongqing Changan Automobile Co. Ltd.	Automobiles	1,500	6,101
[a] Chongqing Changan Automobile Co. Ltd., B	Automobiles	3,900	4,003
[a] Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	300	1,749
Chongqing Rural Commercial Bank Co. Ltd., A	Banks	2,700	1,667
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	12,000	4,744
Chongqing Water Group Co. Ltd., A	Water Utilities	300	242
Chongqing Zhifei Biological Products Co. Ltd.	Biotechnology	400	11,561
CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	16,000	12,485

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] Cinda Real Estate Co. Ltd., A	Real Estate Management & Development	600	323
[a] CITIC Guoan Information Industry Co. Ltd.	Media	600	192
Citic Pacific Ltd.	Industrial Conglomerates	22,000	23,712
Citic Pacific Special Steel Group Co. Ltd., A	Metals & Mining	1,580	5,096
CITIC Securities Co. Ltd., A	Capital Markets	3,300	12,739
CITIC Securities Co. Ltd., H	Capital Markets	10,500	26,338
[a] CMST Development Co. Ltd., A	Air Freight & Logistics	300	247
CNOOC Energy Technology & Services Ltd.	Energy Equipment & Services	2,100	842
Contemporary Amperex Technology Co. Ltd.	Electrical Equipment	300	24,833
COSCO SHIPPING Development Co. Ltd., H	Trading Companies & Distributors	18,000	3,848
COSCO SHIPPING Energy Transportation Co. Ltd., H	Oil, Gas & Consumable Fuels	6,000	2,797
[a] COSCO Shipping Holdings Co. Ltd.	Marine	11,500	28,965
Country Garden Holdings Co. Ltd.	Real Estate Management & Development	34,000	38,090
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	6,000	64,822
CRRC Corp. Ltd., A	Machinery	7,800	7,340
CRRC Corp. Ltd., H	Machinery	18,000	7,950
[b] CSC Financial Co. Ltd., 144A	Capital Markets	4,500	5,453
CSC Financial Co. Ltd., A	Capital Markets	300	1,459
CSG Holding Co. Ltd.	Construction Materials	4,601	2,133
CSG Holding Co. Ltd.	Construction Materials	600	951
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	37,600	54,421
CSSC Offshore and Marine Engineering Group Co. Ltd.	Machinery	2,000	1,875
[a] CSSC Offshore and Marine Engineering Group Co. Ltd., A	Machinery	300	966
Daan Gene Co. Ltd.	Biotechnology	512	1,683
[a,c] Dada Nexus Ltd., ADR	Internet & Direct Marketing Retail	294	8,529
[b] Dali Foods Group Co. Ltd., 144A	Food Products	10,500	6,260
	Independent Power and Renewable
Datang International Power Generation Co. Ltd., A	Electricity Producers	2,400	981
	Independent Power and Renewable
Datang International Power Generation Co. Ltd., H	Electricity Producers	10,000	1,674
	Technology Hardware, Storage &
Dawning Information Industry Co. Ltd., A	Peripherals	600	2,564
DHC Software Co. Ltd.	IT Services	900	1,105
Dian Diagnostics Group Co. Ltd.	Health Care Providers & Services	300	1,778
Digital China Information Service Co. Ltd.	IT Services	300	672
[a] Do-Fluoride Chemicals Co. Ltd., A	Chemicals	300	1,650
Dong-E-E-Jiao Co. Ltd., A	Pharmaceuticals	300	1,667
Dongfang Electric Corp. Ltd., A	Electrical Equipment	1,200	2,037
Dongfang Electric Corp. Ltd., H	Electrical Equipment	1,200	961
Dongfeng Motor Group Co. Ltd., H	Automobiles	12,000	10,786
Dongguan Development Holdings Co. Ltd., A	Transportation Infrastructure	600	1,106
Dongxing Securities Co. Ltd., A	Capital Markets	600	1,015
[a] Doushen Beijing Education & Technology Inc.	IT Services	300	263
East Group Co. Ltd., A	Electrical Equipment	300	373
East Money Information Co. Ltd.	Capital Markets	3,240	16,444
Ecovacs Robotics Co. Ltd., A	Household Durables	200	7,060
ENN Ecological Holdings Co. Ltd., A	Gas Utilities	900	2,300
ENN Energy Holdings Ltd.	Gas Utilities	3,500	66,612
Eternal Asia Supply Chain Management Ltd.	Commercial Services & Supplies	300	266
Eve Energy Co. Ltd.	Electrical Equipment	580	9,330
[b] Everbright Securities Co. Ltd., 144A	Capital Markets	600	513
Everbright Securities Co. Ltd., A	Capital Markets	1,200	3,323
Fangda Carbon New Material Co. Ltd.	Electrical Equipment	760	875
[a] Faw Jiefang Group Co. Ltd.	Automobiles	900	1,507
Fiberhome Telecommunication Technologies Co. Ltd., A	Communications Equipment	600	1,730
	Electronic Equipment, Instruments &
[a] FIH Mobile Ltd.	Components	15,000	2,472
Financial Street Holdings Co. Ltd., A	Real Estate Management & Development	900	940
First Capital Securities Co. Ltd.	Capital Markets	1,200	1,326
	Semiconductors & Semiconductor
Flat Glass Group Co Ltd., H	Equipment	2,000	8,241
	Semiconductors & Semiconductor
Flat Glass Group Co. Ltd., A	Equipment	300	1,836
Focus Media Information Technology Co. Ltd.	Machinery	4,700	6,845

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	442	8,822
Fosun International Ltd.	Industrial Conglomerates	10,500	15,116
[a] Founder Securities Co. Ltd., A	Capital Markets	2,600	3,767
	Electronic Equipment, Instruments &
Foxconn Industrial Internet Co. Ltd., A	Components	1,200	2,305
Fu Jian Anjoy Foods Co. Ltd., A	Food Products	100	3,932
	Independent Power and Renewable
Fujian Funeng Co. Ltd., A	Electricity Producers	300	487
Fujian Longking Co. Ltd., A	Machinery	300	396
Fujian Sunner Development Co. Ltd.	Food Products	300	1,109
Fuyao Glass Industry Group Co. Ltd., A	Auto Components	600	5,187
[b] Fuyao Group Glass Industries Co. Ltd., 144A	Auto Components	2,800	19,722
Ganfeng Lithium Co. Ltd.	Metals & Mining	300	5,623
Ganfeng Lithium Co. Ltd., H	Metals & Mining	800	11,950
	Semiconductors & Semiconductor
[a] GCL System Integration Technology Co. Ltd.	Equipment	1,200	646
[a,c] GDS Holdings Ltd., ADR	IT Services	519	40,736
GEM Co. Ltd.	Metals & Mining	1,200	1,737
Gemdale Corp., A	Real Estate Management & Development	1,500	2,377
[a] Genscript Biotech Corp.	Life Sciences Tools & Services	3,000	13,096
GF Securities Co. Ltd.	Capital Markets	1,900	4,452
GF Securities Co. Ltd., H	Capital Markets	7,000	9,068
	Semiconductors & Semiconductor
Gigadevice Semiconductor Beijing Inc., A	Equipment	240	6,980
Glarun Technology Co. Ltd., A	Communications Equipment	600	1,400
	Electronic Equipment, Instruments &
GoerTek Inc.	Components	1,200	7,938
[a] GOME Retail Holdings Ltd.	Specialty Retail	63,000	8,112
Gongniu Group Co. Ltd., A	Electrical Equipment	100	3,127
Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	600	334
Great Wall Motor Co. Ltd., A	Automobiles	1,100	7,421
Great Wall Motor Co. Ltd., H	Automobiles	14,000	45,249
Greattown Holdings Ltd., A	Real Estate Management & Development	300	175
Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	2,100	1,771
Greentown China Holdings Ltd.	Real Estate Management & Development	4,000	6,160
	Technology Hardware, Storage &
GRG Banking Equipment Co. Ltd.	Peripherals	600	1,210
[a,c] GSX Techedu Inc., ADR	Diversified Consumer Services	637	9,408
	Independent Power and Renewable
Guangdong Baolihua New Energy Stock Co. Ltd.	Electricity Producers	900	712
	Independent Power and Renewable
Guangdong Electric Power Development Co. Ltd., B	Electricity Producers	2,700	824
[a] Guangdong Golden Dragon Development Inc.	Capital Markets	300	799
Guangdong Haid Group Co. Ltd.	Food Products	500	6,315
[a] Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	600	417
Guangdong Kinlong Hardware Products Co. Ltd.	Building Products	100	3,003
	Electronic Equipment, Instruments &
Guangdong LY Intelligent Manufacturing Co. Ltd.	Components	2,400	3,414
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	Household Durables	300	1,219
[a] Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	1,800	928
Guangshen Railway Co. Ltd., A	Road & Rail	2,700	886
[a] Guangshen Railway Co. Ltd., H	Road & Rail	6,000	1,167
	Independent Power and Renewable
Guangxi Guiguan Electric Power Co. Ltd., A	Electricity Producers	900	865
Guangxi Liugong Machinery Co. Ltd.	Machinery	400	508
Guangxi Wuzhou Zhongheng Group Co. Ltd., A	Pharmaceuticals	1,500	764
Guangzhou Automobile Group Co. Ltd., A	Automobiles	900	1,804
Guangzhou Automobile Group Co. Ltd., H	Automobiles	14,000	12,565
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A	Pharmaceuticals	600	3,144
Guangzhou Baiyunshan Pharmceutical Holdings Co. Ltd.	Pharmaceuticals	900	2,845
Guangzhou Haige Communications Group Inc. Co.	Communications Equipment	600	879
Guangzhou Kingmed Diagnostics Group Co. Ltd.	Health Care Providers & Services	100	2,473
Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	7,200	8,214

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Electronic Equipment, Instruments &
Guangzhou Shiyuan Electronic Technology Co. Ltd., A	Components	100	1,924
Guangzhou TInc.i Materials Technology Co. Ltd.	Chemicals	310	5,114
Guangzhou Zhujiang Brewery Co. Ltd.	Beverages	300	508
Guizhou Panjiang Refined Coal Co. Ltd., A	Oil, Gas & Consumable Fuels	1,200	1,319
[a] Guizhou Xinbang Pharmaceutical Co. Ltd.	Pharmaceuticals	300	487
Guolian Securities Co. Ltd., A	Capital Markets	600	1,430
Guosen Securities Co. Ltd.	Capital Markets	1,400	2,329
[a] Guosheng Financial Holding Inc.	Electrical Equipment	300	529
[b] Guotai Junan Securities Co. Ltd., 144A	Capital Markets	3,600	5,118
Guotai Junan Securities Co. Ltd., A	Capital Markets	2,400	6,367
[a] Guoxuan High-Tech Co. Ltd.	Electrical Equipment	300	2,023
Guoyuan Securities Co. Ltd.	Capital Markets	1,620	1,998
[b,d] Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	4,200	22,120
Haier Smart Home Co. Ltd., A	Household Durables	2,100	8,422
[a] Haier Smart Home Co. Ltd., H	Household Durables	10,400	36,292
Haisco Pharmaceutical Group Co. Ltd.	Pharmaceuticals	300	999
Haitian International Holdings Ltd.	Machinery	3,000	10,063
Haitong Securities Co. Ltd., A	Capital Markets	3,300	5,874
Haitong Securities Co. Ltd., H	Capital Markets	15,600	13,660
Han's Laser Technology Industry Group Co. Ltd., A	Machinery	300	1,875
[a] Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	300	1,582
Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	600	389
	Electronic Equipment, Instruments &
Hangzhou Century Co. Ltd.	Components	300	344
	Semiconductors & Semiconductor
Hangzhou First Applied Material Co. Ltd., A	Equipment	160	2,603
Hangzhou Oxygen Plant Group Co. Ltd.	Machinery	300	1,606
Hangzhou Robam Appliances Co. Ltd., A	Household Durables	300	2,159
Hangzhou Shunwang Technology Co. Ltd.	Entertainment	300	601
Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	300	8,976
[b,d] Hangzhou Tigermed Consulting Co. Ltd., H, 144A , Reg S	Life Sciences Tools & Services	600	14,062
[b] Hansoh Pharmaceutical Group Co. Ltd., 144A	Pharmaceuticals	5,000	21,891
Hefei Meiya Optoelectronic Technology Inc.	Machinery	300	2,589
Heilongjiang Agriculture Co. Ltd., A	Food Products	600	1,389
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	1,000	4,922
Hengan International Group Co. Ltd.	Personal Products	3,000	20,088
	Electronic Equipment, Instruments &
Hengdian Group DMEGC Magnetics Co. Ltd.	Components	600	1,207
Hengli Petrochemical Co. Ltd., A	Chemicals	1,060	4,305
[a] HengTen Networks Group Ltd.	Internet & Direct Marketing Retail	12,000	9,596
Hengyi Petrochemical Co. Ltd., A	Chemicals	900	1,665
[a] Hesteel Co. Ltd.	Metals & Mining	2,100	800
Hithink RoyalFlush Information Network Co. Ltd., A	Capital Markets	200	3,491
	Electronic Equipment, Instruments &
Holitech Technology Co. Ltd.	Components	600	332
Hongfa Technology Co. Ltd., A	Electrical Equipment	300	2,911
Hongta Securities Co. Ltd., A	Capital Markets	600	1,259
Hopson Development Holdings Ltd.	Real Estate Management & Development	2,700	12,377
	Semiconductors & Semiconductor
[a,b,d] Hua Hong Semiconductor Ltd., 144A, Reg S	Equipment	2,000	11,048
Huaan Securities Co. Ltd., A	Capital Markets	780	672
	Independent Power and Renewable
Huadian Power International Corp. Ltd., A	Electricity Producers	2,900	1,544
	Independent Power and Renewable
Huadian Power International Corp. Ltd., H	Electricity Producers	8,000	2,606
Huadong Medicine Co. Ltd., A	Health Care Providers & Services	600	4,273
Huafa Industrial Co. Ltd. Zhuhai, A	Real Estate Management & Development	600	626
Huafon Chemical Co. Ltd.	Chemicals	1,200	2,637
	Electronic Equipment, Instruments &
Huagong Tech Co. Ltd.	Components	300	1,092
Huaibei Mining Holdings Co. Ltd., A	Metals & Mining	900	1,701
Hualan Biological Engineering Inc.	Biotechnology	720	4,088

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Independent Power and Renewable
Huaneng Power International Inc., A	Electricity Producers	2,800	1,829
	Independent Power and Renewable
Huaneng Power International Inc., H	Electricity Producers	20,000	7,829
Huapont Life Sciences Co. Ltd.	Chemicals	900	865
[b] Huatai Securities Co. Ltd., 144A	Capital Markets	7,000	10,276
Huatai Securities Co. Ltd., A	Capital Markets	2,100	5,136
Huaxi Securities Co. Ltd.	Capital Markets	600	894
Huaxia Bank Co. Ltd., A	Banks	5,100	4,886
Huaxin Cement Co. Ltd., A	Construction Materials	300	816
Huaxin Cement Co. Ltd., B	Construction Materials	1,500	2,805
Huayu Automotive Systems Co. Ltd.	Auto Components	1,200	4,879
Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	2,100	1,177
	Independent Power and Renewable
Hubei Energy Group Co. Ltd.	Electricity Producers	1,200	853
Hubei Xinyangfeng Fertilizer Co. Ltd.	Chemicals	600	1,452
Huizhou Desay Sv Automotive Co. Ltd.	Household Durables	100	1,704
Humanwell Healthcare Group Co. Ltd., A	Pharmaceuticals	600	2,625
[a] Hunan Gold Corp. Ltd.	Metals & Mining	300	360
Hunan Valin Steel Co. Ltd., A	Metals & Mining	2,100	2,145
Hundsun Technologies Inc., A	Software	300	4,330
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia	Oil, Gas & Consumable Fuels	300	483
Hytera Communications Corp. Ltd., A	Communications Equipment	300	234
[a] HyUnion Holding Co. Ltd.	Auto Components	300	254
Iflytek Co. Ltd.	Software	600	6,276
	Independent Power and Renewable
IInner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., A	Electricity Producers	1,800	649
Industrial and Commercial Bank of China Ltd.	Banks	25,200	20,165
Industrial and Commercial Bank of China Ltd., H	Banks	359,000	210,800
Industrial Bank Co. Ltd., A	Banks	6,600	20,993
Industrial Securities Co. Ltd., A	Capital Markets	1,800	2,691
	Semiconductors & Semiconductor
Ingenic Semiconductor Co. Ltd., A	Equipment	100	1,562
Inmyshow Digital Technology Group Co. Ltd.	Media	600	981
[a] Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	13,200	3,167
Inner Mongolia First Machinery Group Co. Ltd., A	Machinery	300	470
Inner Mongolia Junzheng Energy & Chemical Industry Group Co.
Ltd., A	Chemicals	2,400	1,891
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	1,800	10,261
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	5,400	3,602
[a,b] Innovent Biologics Inc., 144A	Biotechnology	6,000	69,960
	Technology Hardware, Storage &
Inspur Electronic Information Industry Co. Ltd.	Peripherals	624	2,717
Intco Medical Technology Co. Ltd.	Health Care Equipment & Supplies	100	1,932
[a] Iqiyi Inc., ADR	Entertainment	1,373	21,391
	Semiconductors & Semiconductor
[a] JA Solar Technology Co. Ltd., A	Equipment	600	4,550
Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	200	2,673
Jason Furniture Hangzhou Co. Ltd., A	Household Durables	100	1,196
[a,b] JD Health International Inc., 144A	Internet & Direct Marketing Retail	900	12,899
[a] JD.com Inc., ADR	Internet & Direct Marketing Retail	2,871	229,135
Jiajiayue Group Co. Ltd., A	Food & Staples Retailing	300	807
	Semiconductors & Semiconductor
[a] Jiangsu Changjiang Electronics Technology Co. Ltd., A	Equipment	600	3,499
Jiangsu Eastern Shenghong Co. Ltd.	Chemicals	1,200	3,882
Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	300	453
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	6,000	6,791
Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	396	5,266
Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	2,032	21,377
Jiangsu King's Luck Brewery JSC Ltd	Beverages	300	2,515
Jiangsu Linyang Energy Co. Ltd., A	Electrical Equipment	900	1,155
Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	500	16,035
Jiangsu Yangnong Chemical Co. Ltd., A	Chemicals	100	1,730
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	Health Care Equipment & Supplies	300	1,771

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd.	Banks	300	253
Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	1,500	1,374
Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	900	1,393
Jiangxi Copper Co. Ltd., A	Metals & Mining	600	2,078
Jiangxi Copper Co. Ltd., H	Metals & Mining	5,000	10,237
Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	1,200	2,220
Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	600	1,439
Jinduicheng Molybdenum Co. Ltd., A	Metals & Mining	900	903
Jinke Properties Group Co. Ltd.	Real Estate Management & Development	2,100	1,882
[b,d] Jinxin Fertility Group Ltd., 144A, Reg S	Health Care Providers & Services	6,000	15,143
JiuGui Liquor Co. Ltd., A	Beverages	100	3,956
Jizhong Energy Resources Co. Ltd.	Oil, Gas & Consumable Fuels	1,500	912
JoInc.are Pharmaceutical Group Industry Co. Ltd., A	Pharmaceuticals	600	1,275
	Independent Power and Renewable
Jointo Energy Investment Co. Ltd.	Electricity Producers	300	228
Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	300	714
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A	Food Products	300	1,951
Joyoung Co. Ltd.	Household Durables	300	1,509
JOYY Inc., ADR	Interactive Media & Services	249	16,427
Juewei Food Co. Ltd., A	Food Products	100	1,305
[a] KE Holdings Inc., ADR	Real Estate Management & Development	1,056	50,350
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	3,000	16,650
Kingdee International Software Group Co. Ltd.	Software	12,000	40,717
Kingfa Sci & Tech Co. Ltd., A	Chemicals	900	2,906
[a,c] Kingsoft Cloud Holdings Ltd., ADR	IT Services	421	14,285
Kingsoft Corp. Ltd.	Software	4,000	23,977
[a,b] Kuaishou Technology, 144A, B	Interactive Media & Services	1,200	30,101
[a] Kuang-Chi Technologies Co. Ltd.	Auto Components	600	1,933
Kunlun Tech Co. Ltd.	Entertainment	600	1,521
Kweichow Moutai Co. Ltd., A	Beverages	400	127,333
KWG Group Holdings Ltd.	Real Estate Management & Development	6,000	8,035
[a,d] KWG Living Group Holdings Ltd., Reg S	Real Estate Management & Development	4,000	5,130
Lakala Payment Co. Ltd., A	IT Services	300	1,311
Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	900	2,976
Laobaixing Pharmacy Chain JSC	Food & Staples Retailing	100	815
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	6,000	4,566
	Technology Hardware, Storage &
[b,e] Legend Holdings Corp., 144A	Peripherals	2,700	4,436
	Technology Hardware, Storage &
Lenovo Group Ltd.	Peripherals	34,000	39,097
	Electronic Equipment, Instruments &
Lens Technology Co. Ltd.	Components	1,500	6,828
Leo Group Co. Ltd.	Media	1,800	652
Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	600	2,983
	Electronic Equipment, Instruments &
Leyard Optoelectronic Co. Ltd.	Components	1,200	1,452
[a,c] Li Auto Inc., ADR	Automobiles	2,078	72,605
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	10,000	122,073
Lianhe Chemical Technology Co. Ltd.	Chemicals	300	1,296
Liaoning Cheng Da Co. Ltd., A	Distributors	600	1,933
Liaoning Port Co. Ltd., A	Transportation Infrastructure	5,700	1,509
Liuzhou Iron & Steel Co. Ltd., A	Metals & Mining	300	274
Livzon Pharmaceutical Group Inc.	Pharmaceuticals	300	2,323
Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	900	4,433
Logan Group Co. Ltd.	Real Estate Management & Development	5,000	7,481
Lomon Billions Group Co. Ltd.	Chemicals	600	3,211
[b,d] Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	8,250	46,212
	Semiconductors & Semiconductor
LONGi Green Energy Technology Co. Ltd., A	Equipment	1,680	23,101
Luenmei Quantum Co. Ltd., A	Water Utilities	600	829
[a,c] Lufax Holding Ltd., ADR	Consumer Finance	2,516	28,431
Luxi Chemical Group Co. Ltd., A	Chemicals	600	1,739

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Electronic Equipment, Instruments &
Luxshare Precision Industry Co. Ltd., A	Components	2,295	16,340
[b] Luye Pharma Group Ltd., 144A	Pharmaceuticals	9,000	5,922
Luzhou Laojiao Co. Ltd., A	Beverages	500	18,259
Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	1,500	996
Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	2,000	868
Mango Excellent Media Co. Ltd.	Entertainment	440	4,672
	Electronic Equipment, Instruments &
Maxscend Microelectronics Co. Ltd., A	Components	80	6,655
[a] Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	1,320	1,861
[a,b] Meituan Dianping, 144A	Internet & Direct Marketing Retail	17,700	730,259
Metallurgical Corp. of China Ltd.	Construction & Engineering	15,000	3,496
Metallurgical Corp. of China Ltd., A	Construction & Engineering	4,200	1,937
Microport Scientific Corp.	Health Care Equipment & Supplies	2,000	17,938
Ming Yuan Cloud Group Holdings Ltd.	Software	2,000	9,928
[a,c] MINISO Group Holding Ltd., ADR	Multiline Retail	312	6,486
Minth Group Ltd.	Auto Components	3,000	14,255
[a] MMG Ltd.	Metals & Mining	12,000	5,285
Momo, Inc., ADR	Interactive Media & Services	738	11,299
	Semiconductors & Semiconductor
Montage Technology Co. Ltd.	Equipment	415	4,007
[a] Montnets Rongxin Technology Group Co. Ltd.	Software	300	839
Muyuan Foods Co. Ltd.	Food Products	1,596	15,024
NanJi E-Commerce Co. Ltd.	Media	600	907
Nanjing Hanrui Cobalt Co. Ltd., A	Metals & Mining	100	1,220
Nanjing Iron & Steel Co. Ltd., A	Metals & Mining	1,200	661
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	Pharmaceuticals	300	1,939
Nanjing Securities Co. Ltd., A	Capital Markets	900	1,465
Nanyang Topsec Technologies Group Inc.Nanyang Topsec
Technologies Group Inc., ANanyang Topsec Technologies Group
Inc., ANanyang Topsec Technologies Group Inc., ANanyang Topsec
[a] Technologies Group Inc., A	Electrical Equipment	600	1,836
Nari Technology Development Co. Ltd., A	Electrical Equipment	1,800	6,475
	Semiconductors & Semiconductor
NAURA Technology Group Co. Ltd., A	Equipment	100	4,293
NavInfo Co. Ltd.	Household Durables	600	1,365
NetEase Inc., ADR	Entertainment	1,332	153,513
New China Life Insurance Co. Ltd., A	Insurance	600	4,264
New China Life Insurance Co. Ltd., H	Insurance	4,200	14,332
[a] New Hope Liuhe Co. Ltd.	Food Products	1,500	3,406
[a] New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	6,768	55,430
Newland Digital Technology Co. Ltd.	Software	300	770
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	7,000	8,978
	Technology Hardware, Storage &
Ninestar Corp.	Peripherals	300	1,495
Ningbo Joyson Electronic Corp.	Auto Components	400	1,580
Ningbo Sanxing Medical Electric Co. Ltd., A	Electrical Equipment	300	989
Ningbo Tuopu Group Co. Ltd., A	Auto Components	300	1,738
Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	3,300	2,018
Ningxia Baofeng Energy Group Co. Ltd., A	Chemicals	900	1,906
[a] NIO Inc., ADR	Automobiles	5,900	313,880
North Huajin Chemical Industries Co. Ltd.	Chemicals	1,200	1,516
Northeast Securities Co. Ltd.	Capital Markets	600	785
NSFOCUS Information Technology Co. Ltd.	Software	300	741
Oceanwide Holdings Co. Ltd.	Diversified Financial Services	600	214
[a] Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	600	1,940
Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	1,500	1,045
	Electronic Equipment, Instruments &
OFILM Group Co. Ltd.	Components	600	825
[a] OneConnect Financial Technology Co. Ltd., ADR	Software	562	6,755
Oppein Home Group Inc., A	Household Durables	100	2,197
ORG Technology Co. Ltd.	Containers & Packaging	600	477
[b] Orient Securities Co. Ltd. of China, 144A	Capital Markets	3,200	2,320
[a] Ourpalm Co. Ltd.	Entertainment	1,200	789

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Ovctek China Inc., A	Health Care Equipment & Supplies	320	5,129
[a] Pangang Group Vanadium Titanium & Resources Co. Ltd., A	Metals & Mining	2,100	744
People.cn Co. Ltd.	Media	600	1,596
Perfect World Co. Ltd.	Entertainment	600	2,220
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	96,000	46,728
Pharmaron Beijing Co. Ltd., A	Life Sciences Tools & Services	100	3,359
[b,d] Pharmaron Beijing Co. Ltd., H, 144A, Reg S	Life Sciences Tools & Services	600	15,993
PICC Property and Casualty Co. Ltd., H	Insurance	30,000	26,269
[a] Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	1,690	214,664
Ping An Bank Co. Ltd., A	Banks	6,300	22,057
[a,b,d] Ping An Healthcare and Technology Co. Ltd., 144A, Reg S	Health Care Technology	1,800	22,414
Ping An Insurance Group Co. of China Ltd., A	Insurance	3,500	34,822
Ping An Insurance Group Co. of China Ltd., H	Insurance	27,000	264,408
Pingdingshan Tianan Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	900	990
Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	3,900	7,268
Poly Property Services Co. Ltd., H	Real Estate Management & Development	600	4,072
[b] Pop Mart International Group Ltd., 144A	Specialty Retail	600	5,949
[b] Postal Savings Bank of China Co. Ltd., 144A	Banks	43,000	28,959
Power Construction Corp. of China Ltd.	Construction & Engineering	3,900	2,336
Proya Cosmetics Co. Ltd.	Personal Products	100	3,045
Qingdao Port International Co. Ltd., A	Transportation Infrastructure	300	287
Qingdao TGOOD Electric Co. Ltd.	Electrical Equipment	300	1,398
Qinhuangdao Port Co. Ltd., A	Transportation Infrastructure	600	249
Rainbow Department Store Co. Ltd.	Multiline Retail	300	305
Realcan Pharmaceutical Group Co. Ltd.	Health Care Providers & Services	300	206
[a,b] Red Star Macalline Group Corp. Ltd., 144A	Real Estate Management & Development	3,000	2,113
Red Star Macalline Group Corp. Ltd., A	Real Estate Management & Development	320	594
[a,b] Remegen Co. Ltd., H, 144A	Biotechnology	500	7,623
RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	900	786
[a] RLX Technology Inc., ADR	Tobacco	617	5,386
Rongsheng Petro Chemical Co. Ltd.	Chemicals	1,050	2,807
SAIC Motor Corp Ltd	Automobiles	3,300	11,222
	Semiconductors & Semiconductor
Sanan Optoelectronics Co. Ltd., A	Equipment	1,500	7,441
Sangfor Technologies Inc.	Software	100	4,016
Sansteel Minguang Co. Ltd.	Metals & Mining	600	626
Sany Heavy Industry Co. Ltd., A	Machinery	2,700	12,148
SDIC Capital Co. Ltd., A	Capital Markets	912	1,198
	Independent Power and Renewable
SDIC Power Holdings Co. Ltd., A	Electricity Producers	2,400	3,570
Sealand Securities Co. Ltd.	Capital Markets	1,080	709
Seazen Group Ltd.	Real Estate Management & Development	10,000	9,477
Seazen Holdings Co. Ltd., A	Real Estate Management & Development	600	3,863
SF Holding Co. Ltd.	Air Freight & Logistics	900	9,431
Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	2,700	4,952
Shaanxi International Trust Co. Ltd.	Capital Markets	600	299
Shandong Chenming Paper Holdings Ltd., A	Paper & Forest Products	600	756
Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	4,200	2,428
Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	1,500	935
Shandong Denghai Seeds Co. Ltd.	Food Products	300	702
[b,d] Shandong Gold Mining Co. Ltd., 144A, Reg S	Metals & Mining	3,000	5,308
Shandong Gold Mining Co. Ltd., A	Metals & Mining	1,320	3,927
Shandong Hi-speed Co. Ltd., A	Transportation Infrastructure	900	857
Shandong Himile Mechanical Science & Technology Co. Ltd.	Machinery	300	1,240
Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	780	3,737
Shandong Humon Smelting Co. Ltd.	Metals & Mining	300	534
Shandong Linglong Tyre Co. Ltd., A	Auto Components	300	2,031
Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	4,200	2,340
Shandong Pharmaceutical Glass Co. Ltd., A	Health Care Equipment & Supplies	300	1,576
Shandong Publishing & Media Co. Ltd., A	Media	600	533
Shandong Sinocera Functional Material Co. Ltd., A	Chemicals	300	2,264
Shandong Sun Paper Industry JSC Ltd., A	Paper & Forest Products	600	1,240
Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	12,000	28,000
[a] Shanghai 2345 Network Holding Group Co. Ltd.	Software	900	283

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Shanghai AJ Group Co. Ltd., A	Diversified Financial Services	300	324
Shanghai Bailian Group Co. Ltd.	Food & Staples Retailing	600	1,871
Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	1,200	1,151
Shanghai Bairun Investment Holding Group Co. Ltd.	Beverages	280	4,108
Shanghai Baosight Software Co. Ltd., A	Software	390	3,073
Shanghai Baosight Software Co. Ltd., B	Software	1,740	5,725
Shanghai Construction Group Co. Ltd., A	Construction & Engineering	2,100	897
Shanghai Dazhong Public Utilities Group Co. Ltd., A	Gas Utilities	600	332
[a] Shanghai Electric Group Co. Ltd., A	Electrical Equipment	3,300	2,166
[a] Shanghai Electric Group Co. Ltd., H	Electrical Equipment	12,000	3,199
	Independent Power and Renewable
Shanghai Electric Power Co. Ltd., A	Electricity Producers	300	321
Shanghai Environment Group Co. Ltd., A	Commercial Services & Supplies	300	556
Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	600	6,698
Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	2,500	20,185
Shanghai Huayi Group Co. Ltd., B	Chemicals	1,800	1,112
Shanghai Industrial Development Co. Ltd., A	Real Estate Management & Development	300	214
Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	600	4,470
Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	3,900	2,879
Shanghai Jahwa United Co. Ltd., A	Personal Products	300	2,793
Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	900	1,765
Shanghai Jinjiang International Hotels Co. Ltd., A	Hotels, Restaurants & Leisure	200	1,763
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., B	Real Estate Management & Development	1,500	1,462
[a,b,d] Shanghai Junshi Biosciences Co. Ltd., H, 144A, Reg S	Biotechnology	600	4,983
Shanghai Lingang Holdings Corp. Ltd.	Real Estate Management & Development	720	1,995
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A	Real Estate Management & Development	600	1,237
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	Real Estate Management & Development	5,180	4,812
Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	300	3,926
Shanghai Mechanical and Electrical Industry Co. Ltd., A	Machinery	300	755
Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	1,200	1,613
Shanghai Pharmaceuticals Holding Co. Ltd., A	Health Care Providers & Services	600	1,962
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	3,800	8,299
Shanghai Pudong Development Bank Co. Ltd., A	Banks	9,000	13,930
Shanghai Putailai New Energy Technology Co. Ltd., A	Chemicals	220	4,651
Shanghai RAAS Blood Products Co. Ltd., A	Biotechnology	1,500	1,739
Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	2,700	807
Shanghai Shimao Co. Ltd., A	Real Estate Management & Development	1,200	750
Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	1,200	983
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	1,200	1,159
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A	Specialty Retail	1,500	2,691
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A	Real Estate Management & Development	300	848
Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	6,080	1,508
Shanxi Lu'an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	900	1,645
Shanxi Securities Co. Ltd.	Capital Markets	720	748
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	300	20,802
Shanxi Xishan Coal & Electricity Power Co. Ltd.	Oil, Gas & Consumable Fuels	1,080	1,389
[a] Shanying International Holding Co. Ltd., A	Paper & Forest Products	900	481
	Independent Power and Renewable
Shenergy Co. Ltd., A	Electricity Producers	1,700	1,616
[a] Shenghe Resources Holding Co. Ltd., A	Metals & Mining	600	1,612
	Electronic Equipment, Instruments &
Shengyi Technology Co. Ltd., A	Components	900	3,261
Shenwan Hongyuan Group Co. Ltd.	Capital Markets	6,600	4,781
[b,d] Shenwan Hongyuan Group Co. Ltd., 144A, Reg S	Capital Markets	7,200	1,928
Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	300	869
Shenzhen Agricultural Products Group Co. Ltd.	Food & Staples Retailing	300	256
[a] Shenzhen Airport Co. Ltd.	Transportation Infrastructure	600	722
	Electronic Equipment, Instruments &
Shenzhen Aisidi Co. Ltd.	Components	300	466
Shenzhen Capchem Technology Co. Ltd., A	Chemicals	100	1,549
	Independent Power and Renewable
Shenzhen Energy Group Co. Ltd.	Electricity Producers	1,580	2,243
	Electronic Equipment, Instruments &
Shenzhen Everwin Precision Technology Co. Ltd.	Components	360	1,148

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	4,000	3,863
Shenzhen Gas Corporation Ltd., A	Gas Utilities	900	914
[b] Shenzhen Hepalink Pharmaceutical Group Co. Ltd., 144A	Pharmaceuticals	500	680
Shenzhen Huaqiang Industry Co. Ltd.	Real Estate Management & Development	300	785
Shenzhen Inovance Technology Co. Ltd.	Machinery	900	10,344
Shenzhen International Holdings Ltd.	Transportation Infrastructure	4,500	6,223
Shenzhen Investment Ltd.	Real Estate Management & Development	12,000	3,693
Shenzhen Jinjia Group Co. Ltd.	Containers & Packaging	300	494
	Technology Hardware, Storage &
Shenzhen Kaifa Technology Co. Ltd.	Peripherals	300	889
Shenzhen Kangtai Biological Products Co. Ltd.	Biotechnology	200	4,612
Shenzhen Kingdom Sci-Tech Co. Ltd., A	Software	300	671
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	300	22,290
[a] Shenzhen MTC Co. Ltd.	Household Durables	1,800	1,691
Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	3,000	3,455
[a] Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	300	1,528
	Semiconductors & Semiconductor
Shenzhen SC New Energy Technology Corp., A	Equipment	100	1,796
Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	300	1,434
Shenzhen YUTO Packaging Technology Co. Ltd.	Containers & Packaging	300	1,379
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A	Metals & Mining	900	630
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,400	85,855
[a] Shijiazhuang Changshan BeiMing Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	300	534
Shijiazhuang Yiling Pharmaceutical Co. Ltd.	Pharmaceuticals	300	1,354
[b] Shimao Services Holdings Ltd., 144A	Real Estate Management & Development	3,000	10,372
[a] Shui On Land Ltd.	Real Estate Management & Development	19,500	3,164
[a] Siasun Robot & Automation Co. Ltd.	Machinery	300	495
	Independent Power and Renewable
Sichuan Chuantou Energy Co Ltd., A	Electricity Producers	1,200	2,290
Sichuan Expressway Co. Ltd., A	Transportation Infrastructure	1,500	710
Sichuan Expressway Co. Ltd., H	Transportation Infrastructure	6,000	1,368
[a] Sichuan Hebang Biotechnology Co. Ltd., A	Chemicals	1,800	579
Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	600	1,853
Sichuan Languang Development Co. Ltd., A	Real Estate Management & Development	300	137
Sichuan Road & Bridge Co. Ltd., A	Construction & Engineering	1,500	1,456
Sichuan Swellfun Co. Ltd., A	Beverages	200	3,911
Sieyuan Electric Co. Ltd.	Electrical Equipment	300	1,430
	Semiconductors & Semiconductor
Silergy Corp.	Equipment	300	40,808
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	15,000	3,284
Sinolink Securities Co. Ltd., A	Capital Markets	1,200	2,357
Sinoma International Engineering Co.	Construction & Engineering	900	1,277
Sinoma Science & Technology Co. Ltd.	Chemicals	600	2,430
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	7,500	4,858
[a] Sinopec Oilfield Service Corp.	Energy Equipment & Services	12,000	1,113
[a] Sinopec Oilfield Service Corp., A	Energy Equipment & Services	900	274
Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	2,700	1,571
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	18,000	4,195
Sinopharm Group Co. Ltd., H	Health Care Providers & Services	5,600	16,658
Sinotrans Ltd., A	Air Freight & Logistics	1,500	1,172
Sinotrans Ltd., H	Air Freight & Logistics	9,000	3,743
Sinotruk Hong Kong Ltd.	Machinery	3,000	6,428
Skshu Paint Co. Ltd., A	Chemicals	100	2,724
[b] Smoore International Holdings Ltd., 144A	Tobacco	8,000	44,348
[a] Soho China Ltd.	Real Estate Management & Development	8,000	4,296
Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	1,060	2,756
SooChow Securities Co. Ltd., A	Capital Markets	720	929
Southwest Securities Co. Ltd., A	Capital Markets	1,200	905
Spring Airlines Co. Ltd., A	Airlines	300	2,642
[a] STO Express Co. Ltd.	Air Freight & Logistics	300	354
Sunac China Holdings Ltd.	Real Estate Management & Development	11,000	37,749
[a,b] Sunac Services Holdings Ltd., 144A	Real Estate Management & Development	3,000	11,145
Sungrow Power Supply Co. Ltd.	Electrical Equipment	500	8,904
[a] Suning Universal Co. Ltd.	Real Estate Management & Development	1,500	1,925

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Suning.com Co. Ltd.	Specialty Retail	3,600	3,115
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	3,000	94,800
Sunwoda Electronic Co. Ltd., A	Electrical Equipment	600	3,024
Suofeiya Home Collection Co. Ltd.	Household Durables	300	1,124
	Electronic Equipment, Instruments &
Suzhou Dongshan Precision Manufacturing Co. Ltd., A	Components	600	1,935
Suzhou Gold Mantis Construction Decoration Co. Ltd.	Construction & Engineering	600	736
[a] Tahoe Group Co. Ltd.	Real Estate Management & Development	300	100
[a] TAL Education Group, ADR	Diversified Consumer Services	2,010	50,712
Tangshan Jidong Cement Co. Ltd.	Construction Materials	300	573
TangShan Port Group Co. Ltd., A	Transportation Infrastructure	1,200	448
Tangshan Sanyou Chemical Industries Co. Ltd., A	Chemicals	600	939
TBEA Co. Ltd., A	Electrical Equipment	1,500	2,983
TCL Corp.	Household Durables	4,800	5,683
Tencent Holdings Ltd.	Interactive Media & Services	27,300	2,052,988
[a] Tencent Music Entertainment Group, ADR	Entertainment	2,647	40,976
[a] The China Pacific Securities Co. Ltd., A	Capital Markets	1,500	787
The People's Insurance Co. Group of China Ltd., H	Insurance	37,000	12,340
Thunder Software Technology Co. Ltd.	Software	100	2,431
Tian Di Science & Technology Co. Ltd., A	Machinery	1,200	724
[a] Tianfeng Securities Co. Ltd., A	Capital Markets	2,940	2,212
Tianjin Capital Environmental Protection Group Co. Ltd., A	Commercial Services & Supplies	300	284
Tianjin Chase Sun Pharmaceutical Co. Ltd.	Pharmaceuticals	1,500	987
	Semiconductors & Semiconductor
Tianjin Zhonghuan Semiconductor Co. Ltd.	Equipment	900	5,377
	Electronic Equipment, Instruments &
Tianma Microelectronics Co. Ltd.	Components	700	1,536
	Semiconductors & Semiconductor
Tianshui Huatian Technology Co. Ltd., A	Equipment	900	2,144
Times China Holdings Ltd.	Real Estate Management & Development	3,000	3,430
Tingyi Cayman Islands Holding Corp.	Food Products	8,000	15,967
[a,d] Tongcheng-Elong Holdings Ltd., Reg S	Internet & Direct Marketing Retail	4,000	10,013
	Semiconductors & Semiconductor
TongFu Microelectronics Co. Ltd., A	Equipment	600	2,233
Tonghua Dongbao Pharmaceutical Co. Ltd.	Pharmaceuticals	600	1,109
Tongkun Group Co. Ltd., A	Chemicals	900	3,356
Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	4,200	1,768
Tongwei Co. Ltd., A	Food Products	1,500	10,046
[a] Topchoice Medical Investment Corp., A	Health Care Providers & Services	100	6,361
[b] Topsports International Holdings Ltd., 144A	Specialty Retail	8,000	13,104
TravelSky Technology Ltd., H	IT Services	4,000	8,633
[a] Trip.com Group Ltd., ADR	Internet & Direct Marketing Retail	2,420	85,813
Tsingtao Brewery Co. Ltd., A	Beverages	200	3,580
Tsingtao Brewery Co. Ltd., H	Beverages	2,100	22,607
[a] Tus-Sound Environmental Resources Co. Ltd.	Commercial Services & Supplies	300	248
Uni-President China Holdings Ltd.	Food Products	5,000	5,518
	Semiconductors & Semiconductor
Unigroup Guoxin Microelectronics Co. Ltd.	Equipment	200	4,773
	Electronic Equipment, Instruments &
Unisplendour Corp. Ltd.	Components	460	1,558
	Electronic Equipment, Instruments &
Universal Scientific Industrial Shanghai Co. Ltd., A	Components	300	781
Valiant Co. Ltd., A	Chemicals	300	826
[a] Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	1,950	39,156
Walvax Biotechnology Co. Ltd.	Biotechnology	600	5,730
Wangfujing Group Co. Ltd., A	Multiline Retail	300	1,341
Wangsu Science & Technology Co. Ltd.	IT Services	600	543
Wanhua Chemical Group Co. Ltd., A	Chemicals	1,000	16,843
Want Want China Holdings Ltd.	Food Products	24,000	16,997
Wanxiang Qianchao Co. Ltd.	Auto Components	1,200	986
[a] Weibo Corp., ADR	Interactive Media & Services	273	14,365
Weichai Power Co. Ltd., A	Machinery	2,100	5,808
Weichai Power Co. Ltd., H	Machinery	9,000	20,003

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Weifu High-Technology Co. Ltd., B	Auto Components	900	1,791
Weifu High-Technology Group Co. Ltd., A	Auto Components	300	967
Weihai Guangwei Composites Co. Ltd., A	Chemicals	300	3,527
Wens Foodstuffs Group Co. Ltd.	Food Products	720	1,601
Western Securities Co. Ltd.	Capital Markets	900	1,149
	Electronic Equipment, Instruments &
Westone Information Industry Inc.	Components	300	905
	Semiconductors & Semiconductor
Will Semiconductor Ltd., A	Equipment	200	9,968
	Electronic Equipment, Instruments &
Wingtech Technology Co. Ltd., A	Components	400	5,999
Winning Health Technology Group Co. Ltd.	Health Care Technology	1,080	2,720
Wolong Electric Group Co. Ltd., A	Electrical Equipment	300	618
Wuchan Zhongda Group Co. Ltd., A	Distributors	900	1,096
	Electronic Equipment, Instruments &
Wuhan Guide Infrared Co. Ltd.	Components	616	2,630
Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co.
Ltd.	Entertainment	600	2,231
Wuliangye Yibin Co. Ltd., A	Beverages	1,200	55,328
	Electronic Equipment, Instruments &
WUS Printed Circuit Kunshan Co. Ltd.	Components	900	2,155
[b] WuXi AppTec Co. Ltd., 144A	Life Sciences Tools & Services	1,440	33,618
WuXi AppTec Co. Ltd., A	Life Sciences Tools & Services	360	8,725
[a,b] WuXi Biologics (Cayman) Inc., 144A	Life Sciences Tools & Services	14,500	265,695
	Electronic Equipment, Instruments &
Wuxi Lead Intelligent Equipment Co. Ltd.	Components	280	2,606
XCMG Construction Machinery Co. Ltd.	Machinery	2,100	2,070
Xiamen C & D Inc., A	Trading Companies & Distributors	900	1,128
Xiamen ITG Group Corp. Ltd., A	Trading Companies & Distributors	600	762
	Electronic Equipment, Instruments &
Xiamen Meiya Pico Information Co. Ltd.	Components	300	808
Xiamen Tungsten Co. Ltd., A	Metals & Mining	300	967
	Technology Hardware, Storage &
[a,b] Xiaomi Corp., B, 144A	Peripherals	60,200	209,301
Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	3,000	2,148
Xinjiang Goldwind Science & Technology Co. Ltd.	Electrical Equipment	900	1,694
Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	3,000	4,690
Xinjiang Zhongtai Chemical Co. Ltd., A	Chemicals	900	1,431
Xinxing Ductile Iron Pipes Co. Ltd.	Metals & Mining	1,500	864
	Semiconductors & Semiconductor
Xinyi Solar Holdings Ltd.	Equipment	18,000	38,847
[a] XPeng Inc., ADR	Automobiles	1,788	79,423
[b,d] Yadea Group Holdings Ltd., 144A, Reg S	Automobiles	4,000	8,602
Yang Quan Coal Industry Group Co. Ltd., A	Oil, Gas & Consumable Fuels	900	1,034
Yango Group Co. Ltd.	Real Estate Management & Development	1,800	1,449
[b,d] Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., 144A, Reg S	Communications Equipment	1,500	1,906
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	9,600	10,070
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	1,200	2,458
Yantai Eddie Precision Machinery Co. Ltd., A	Machinery	140	929
Yantai Jereh Oilfield Services Group Co. Ltd.	Energy Equipment & Services	300	2,076
Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	300	713
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	8,000	10,755
[a,c] Yatsen Holding Ltd., ADR	Personal Products	311	2,914
Yealink Network Technology Corp. Ltd.	Communications Equipment	300	3,891
Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	300	801
Yifeng Pharmacy Chain Co. Ltd.	Food & Staples Retailing	260	2,257
Yihai International Holding Ltd.	Food Products	2,400	16,117
Yihai Kerry Arawana Holdings Co. Ltd., A	Food Products	400	5,260
Yintai Gold Co. Ltd.	Metals & Mining	1,280	1,884
Yonghui Superstores Co. Ltd., A	Food & Staples Retailing	3,000	2,196
Yonyou Network Technology Co. Ltd., A	Software	1,080	5,560
Yotrio Group Co. Ltd.	Leisure Products	600	326
Youngor Group Co. Ltd., A	Real Estate Management & Development	2,100	2,142
YTO Express Group Co. Ltd., A	Air Freight & Logistics	900	1,394

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	300	745
Yuexiu Property Co. Ltd.	Real Estate Management & Development	6,000	6,320
Yunda Holding Co. Ltd., A	Air Freight & Logistics	600	1,256
[a] Yunnan Aluminium Co. Ltd.	Metals & Mining	900	1,658
Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	400	7,164
Yunnan Copper Co. Ltd.	Metals & Mining	600	1,191
Yunnan Energy New Material Co. Ltd.	Containers & Packaging	300	10,870
Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd.	Food & Staples Retailing	200	1,025
[a] Yunnan Tin Co. Ltd.	Metals & Mining	300	744
Yutong Bus Co. Ltd., A	Machinery	600	1,160
[a] Zai Lab Ltd., ADR	Biotechnology	262	46,371
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.	Pharmaceuticals	200	13,877
Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	4,500	4,276
Zhefu Holding Group Co. Ltd.	Electrical Equipment	1,800	1,390
[a] Zhejiang Century Huatong Group Co. Ltd., A	Entertainment	2,400	2,385
Zhejiang China Commodities City Group Co. Ltd., A	Real Estate Management & Development	1,800	1,435
Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	300	1,550
	Electronic Equipment, Instruments &
Zhejiang Crystal-Optech Co. Ltd.	Components	180	409
	Electronic Equipment, Instruments &
Zhejiang Dahua Technology Co. Ltd.	Components	900	2,939
Zhejiang Dingli Machinery Co. Ltd.	Machinery	100	908
Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	6,000	5,339
Zhejiang Hailiang Co. Ltd.	Metals & Mining	300	494
Zhejiang Hisoar Pharmaceutical Co. Ltd., A	Pharmaceuticals	300	375
Zhejiang Huace Film & TV Co. Ltd., A	Entertainment	300	275
Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	660	2,133
Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	400	7,070
	Semiconductors & Semiconductor
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A	Equipment	300	2,345
Zhejiang Juhua Co. Ltd., A	Chemicals	600	821
Zhejiang Longsheng Group Co. Ltd., A	Chemicals	1,200	2,552
Zhejiang Medicine Co. Ltd., A	Pharmaceuticals	300	743
Zhejiang NHU Co. Ltd.	Pharmaceuticals	720	3,196
Zhejiang Runtu Co. Ltd.	Chemicals	300	411
Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery	1,240	4,602
Zhejiang Satellite Petrochemical Co. Ltd.	Chemicals	420	2,548
Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	300	555
Zhejiang Supor Co. Ltd.	Household Durables	200	1,975
Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components	300	260
Zhejiang Wanliyang Co. Ltd.	Machinery	300	377
Zhejiang Weixing New Building Materials Co. Ltd., A	Building Products	600	1,920
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A	Pharmaceuticals	200	1,985
Zhejiang Yasha Decoration Co. Ltd.	Diversified Consumer Services	900	1,103
Zhengzhou Coal Mining Machinery Group Co. Ltd., A	Machinery	300	540
[a] Zheshang Securities Co. Ltd., A	Capital Markets	300	607
[a,d] ZhongAn Online P & C Insurance Co. Ltd., Reg S	Insurance	1,500	8,489
Zhongji Innolight Co. Ltd.	Communications Equipment	300	1,789
Zhongjin Gold Corp. Ltd., A	Metals & Mining	1,800	2,402
Zhongshan Public Utilities Group Co. Ltd., A	Water Utilities	600	758
Zhongsheng Group Holdings Ltd.	Specialty Retail	3,000	24,955
[a] Zhongtai Securities Co. Ltd., A	Capital Markets	900	1,507
[a] Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	2,400	14,185
Zhuzhou Kibing Group Co. Ltd., A	Building Products	600	1,724
Zijin Mining Group Co. Ltd., A	Metals & Mining	6,600	9,899
Zijin Mining Group Co. Ltd., H	Metals & Mining	26,000	34,953
Zoomlion Heavy Industry Science and Technology Co. Ltd.	Machinery	2,400	3,432
Zoomlion Heavy Industry Science and Technology Development Co.
Ltd., H	Machinery	6,600	6,909
ZTE Corp.	Communications Equipment	1,500	7,715
ZTE Corp., H	Communications Equipment	3,600	11,242

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

ZTO Express Cayman Inc., ADR	Air Freight & Logistics	571	17,330
			13,911,441
Hong Kong 8.9%
AIA Group Ltd.	Insurance	55,200	685,926
[a] Alibaba Health Information Technology Ltd.	Health Care Technology	22,000	48,783
[a] Alibaba Pictures Group Ltd.	Entertainment	60,000	8,344
	Semiconductors & Semiconductor
ASM Pacific Technology Ltd.	Equipment	1,400	18,965
Beijing Enterprises Water Group Ltd.	Water Utilities	24,000	9,086
BOC Hong Kong (Holdings) Ltd.	Banks	16,500	55,985
Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	12,000	8,576
[b] Budweiser Brewing Co. APAC Ltd., 144A	Beverages	7,800	24,608
Cafe de Coral Holdings Ltd.	Hotels, Restaurants & Leisure	2,000	4,110
[a] Cathay Pacific Airways Ltd.	Airlines	5,000	4,224
	Equity Real Estate Investment Trusts
Champion REIT	(REITs)	9,000	5,064
China Everbright Environment Group Ltd.	Commercial Services & Supplies	16,000	9,065
China Everbright Ltd.	Capital Markets	4,000	4,708
China Gas Holdings Ltd.	Gas Utilities	13,800	42,115
China Jinmao Holdings Group Ltd.	Real Estate Management & Development	30,000	10,044
China Mengniu Dairy Co. Ltd.	Food Products	14,000	84,640
China Overseas Land & Investment Ltd.	Real Estate Management & Development	17,500	39,751
	Independent Power and Renewable
China Power International Development Ltd.	Electricity Producers	19,000	4,159
China Resources Beer Holdings Co. Ltd.	Beverages	7,800	70,057
China Resources Gas Group Ltd.	Gas Utilities	4,000	24,003
China Resources Land Ltd.	Real Estate Management & Development	13,500	54,672
China State Construction International Holdings Ltd.	Construction & Engineering	8,000	5,460
China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	12,000	8,221
[a] China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	12,000	1,993
Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail	7,800	17,818
CK Asset Holdings Ltd.	Real Estate Management & Development	10,600	73,161
CK Infrastructure Holdings Ltd.	Electric Utilities	3,000	17,886
CLP Holdings Ltd.	Electric Utilities	7,800	77,138
COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	8,000	6,243
Dah Sing Banking Group Ltd.	Banks	1,200	1,324
Dah Sing Financial Group	Banks	800	2,735
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,500	6,360
[a,b] ESR Cayman Ltd., 144A	Real Estate Management & Development	8,400	28,339
Far East Horizon Ltd.	Diversified Financial Services	10,000	10,456
First Pacific Co. Ltd.	Diversified Financial Services	12,000	4,095
[a] Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	9,900	79,230
Geely Automobile Holdings Ltd.	Automobiles	24,000	75,562
Guangdong Investment Ltd.	Water Utilities	12,000	17,245
Guotai Junan International holdings Ltd.	Capital Markets	15,000	2,395
Haitong International Securities Group Ltd.	Capital Markets	12,000	3,307
Hang Lung Group Ltd.	Real Estate Management & Development	4,000	10,199
Hang Lung Properties Ltd.	Real Estate Management & Development	9,000	21,857
Hang Seng Bank Ltd.	Banks	3,300	65,908
Health & Happiness H&H International Holdings Ltd.	Food Products	500	2,096
Henderson Land Development Co. Ltd.	Real Estate Management & Development	6,000	28,432
Hong Kong and China Gas Co. Ltd.	Gas Utilities	49,400	76,716
Hong Kong Exchanges and Clearing Ltd.	Capital Markets	5,800	345,647
Hongkong Land Holdings Ltd.	Real Estate Management & Development	5,400	25,704
Huabao International Holdings Ltd.	Chemicals	4,000	9,642
Hutchison Port Holdings Trust	Transportation Infrastructure	22,500	5,063
Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services	6,000	1,182
Hysan Development Co. Ltd.	Real Estate Management & Development	3,000	11,956
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	930	59,446
Jiayuan International Group Ltd.	Real Estate Management & Development	6,000	2,550
Johnson Electric Holdings Ltd.	Auto Components	1,500	3,873
[b] JS Global Lifestyle Co. Ltd., 144A	Household Durables	3,000	8,441
Kerry Logistics Network Ltd.	Air Freight & Logistics	2,500	7,581

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Kerry Properties Ltd.	Real Estate Management & Development	2,500	8,241
	Electronic Equipment, Instruments &
Kingboard Laminates Holdings Ltd.	Components	5,000	11,216
Kunlun Energy Co. Ltd.	Gas Utilities	14,000	12,908
[a] Lifestyle International Holdings Ltd.	Multiline Retail	1,500	1,151
	Equity Real Estate Investment Trusts
Link REIT	(REITs)	9,600	93,023
Man Wah Holdings Ltd.	Household Durables	7,200	17,300
Melco International Development Ltd.	Hotels, Restaurants & Leisure	3,000	5,509
MTR Corp. Ltd.	Road & Rail	6,500	36,200
New World Development Co. Ltd.	Real Estate Management & Development	6,500	33,773
NWS Holdings Ltd.	Industrial Conglomerates	6,000	6,382
PCCW Ltd.	Diversified Telecommunication Services	19,341	10,136
Power Assets Holdings Ltd.	Electric Utilities	6,000	36,815
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	2,000	2,951
[a] Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	6,000	5,872
Shimao Group Holdings Ltd.	Real Estate Management & Development	6,500	15,936
Shougang Fushan Resources Group Ltd.	Metals & Mining	14,000	4,128
[a] Shun Tak Holdings Ltd.	Industrial Conglomerates	8,000	2,575
Sino Biopharmaceutical Ltd.	Pharmaceuticals	45,000	44,155
Sino Land Co. Ltd.	Real Estate Management & Development	15,000	23,642
SITC International Holdings Co. Ltd.	Marine	5,000	20,893
[a] SJM Holdings Ltd.	Hotels, Restaurants & Leisure	9,000	9,828
Sun Art Retail Group Ltd.	Food & Staples Retailing	6,500	4,838
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	6,500	96,841
Swire Pacific Ltd., A	Real Estate Management & Development	2,000	13,559
Swire Pacific Ltd., B	Real Estate Management & Development	2,500	2,810
Swire Properties Ltd.	Real Estate Management & Development	4,800	14,309
Techtronic Industries Co. Ltd.	Machinery	5,500	96,036
The Bank of East Asia Ltd.	Banks	6,000	11,141
The Wharf Holdings Ltd.	Real Estate Management & Development	6,000	22,869
Towngas China Co. Ltd.	Gas Utilities	6,000	4,435
United Energy Group Ltd.	Oil, Gas & Consumable Fuels	36,000	5,192
Vinda International Holdings Ltd.	Household Products	1,000	3,078
Vitasoy International Holdings Ltd.	Food Products	4,500	16,717
VTech Holdings Ltd.	Communications Equipment	700	7,369
[b] WH Group Ltd., 144A	Food Products	39,000	35,053
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	7,000	40,697
Xinyi Glass Holdings Ltd.	Building Products	10,000	40,755
[a] Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,000	7,409
			3,167,888
India 12.1%
[a] 3M India Ltd.	Industrial Conglomerates	12	3,928
ABB India Ltd.	Electrical Equipment	255	6,203
ACC Ltd.	Construction Materials	348	9,433
[a] Adani Enterprises Ltd.	Trading Companies & Distributors	1,221	24,764
	Independent Power and Renewable
[a] Adani Green Energy Ltd.	Electricity Producers	1,789	27,075
Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	3,501	33,145
	Independent Power and Renewable
[a] Adani Power Ltd.	Electricity Producers	4,215	6,433
Adani Total Gas Ltd	Gas Utilities	1,284	17,617
[a] Aditya Birla Capital Ltd.	Diversified Financial Services	2,059	3,248
Alkem Laboratories Ltd.	Pharmaceuticals	111	4,778
Ambuja Cements Ltd.	Construction Materials	3,186	14,601
Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	456	22,207
[a] Ashok Leyland Ltd.	Machinery	6,303	10,396
Asian Paints Ltd.	Chemicals	2,055	82,739
Astral Poly Technik Ltd.	Building Products	405	10,840
[a,b] AU Small Finance Bank Ltd., 144A	Banks	705	9,825
Aurobindo Pharma Ltd.	Pharmaceuticals	1,215	15,777
[a,b] Avenue Supermarts Ltd., 144A	Food & Staples Retailing	690	31,043
[a] Axis Bank Ltd.	Banks	10,330	103,995

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] Bajaj Auto Ltd.	Automobiles	320	17,797
[a] Bajaj Finance Ltd.	Consumer Finance	1,070	86,600
[a] Bajaj Finserv Ltd.	Diversified Financial Services	171	27,858
[a] Bajaj Holdings & Investment Ltd.	Diversified Financial Services	135	6,564
Balkrishna Industries Ltd.	Auto Components	375	11,297
[a,b] Bandhan Bank Ltd, 144A	Banks	3,789	16,835
[a] Bank of Baroda	Banks	4,861	5,618
[a] Bank of India	Banks	1,458	1,528
Bata India Ltd.	Textiles, Apparel & Luxury Goods	261	5,607
Bayer Cropscience Ltd.	Chemicals	54	4,205
Berger Paints India Ltd.	Chemicals	1,080	11,698
Bharat Electronics Ltd.	Aerospace & Defense	4,602	11,021
[a] Bharat Forge Ltd.	Auto Components	1,147	11,757
[a] Bharat Heavy Electricals Ltd.	Electrical Equipment	5,592	4,931
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	4,554	28,679
Bharti Airtel Ltd.	Wireless Telecommunication Services	10,394	73,505
Bharti Infratel Ltd.	Diversified Telecommunication Services	5,766	18,513
[a] Biocon Ltd.	Biotechnology	1,926	10,480
Bosch Ltd.	Auto Components	36	7,277
Britannia Industries Ltd.	Food Products	548	26,907
[a] Cadila Healthcare Ltd.	Pharmaceuticals	1,140	9,895
[a] Canara Bank Ltd.	Banks	1,386	2,831
Castrol India Ltd.	Chemicals	2,112	4,066
Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance	1,847	12,754
[a] Cipla Ltd.	Pharmaceuticals	2,326	30,414
Coal India Ltd.	Oil, Gas & Consumable Fuels	8,262	16,301
Colgate-Palmolive (India) Ltd.	Personal Products	612	13,880
Container Corp. of India Ltd.	Road & Rail	1,251	11,753
Coromandel International Ltd.	Chemicals	474	5,745
Cummins India Ltd.	Machinery	564	6,825
Dabur India Ltd.	Personal Products	2,493	19,076
[a] Dalmia Bharat Ltd.	Construction Materials	213	5,419
[a] Divi's Laboratories Ltd.	Life Sciences Tools & Services	580	34,398
DLF Ltd.	Real Estate Management & Development	2,757	10,426
Dr Reddy's Laboratories Ltd.	Pharmaceuticals	549	40,055
[a] Eicher Motors Ltd.	Automobiles	615	22,101
Emami Ltd.	Personal Products	900	6,785
	Equity Real Estate Investment Trusts
Embassy Office Parks REIT	(REITs)	2,200	10,370
Exide Industries Ltd.	Auto Components	1,893	4,644
[a] Federal Bank Ltd.	Banks	6,876	8,057
GAIL India Ltd.	Gas Utilities	8,107	16,322
Gillette India Ltd.	Personal Products	42	3,206
GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	201	4,062
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	711	6,242
[a] GMR Infrastructure Ltd.	Transportation Infrastructure	8,970	3,838
[a] Godrej Consumer Products Ltd.	Personal Products	1,707	19,985
[a] Godrej Industries Ltd.	Industrial Conglomerates	345	2,652
[a] Godrej Properties Ltd.	Real Estate Management & Development	412	7,748
Grasim Industries Ltd.	Construction Materials	1,745	35,185
Gujarat Gas Ltd.	Gas Utilities	939	8,347
Havell's India Ltd.	Electrical Equipment	1,065	14,044
HCL Technologies Ltd.	IT Services	4,944	65,417
[b,d] HDFC Asset Management Co. Ltd., 144A, Reg S	Capital Markets	304	11,932
[b] HDFC Life Insurance Co. Ltd., 144A	Insurance	2,988	27,589
Hero Motocorp Ltd.	Automobiles	602	23,508
Hindalco Industries Ltd.	Metals & Mining	6,422	32,145
Hindustan Aeronautics Ltd.	Aerospace & Defense	165	2,268
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,393	13,384
Hindustan Unilever Ltd.	Household Products	4,039	134,287
Hindustan Zinc Ltd.	Metals & Mining	1,035	4,725
	Electronic Equipment, Instruments &
Honeywell Automation India Ltd.	Components	9	5,065
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	7,946	264,608

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] ICICI Bank Ltd.	Banks	7,086	60,145
[b,d] ICICI Lombard General Insurance Co. Ltd., 144A, Reg S	Insurance	927	19,543
[b,d] ICICI Prudential Life Insurance Co. Ltd., 144A, Reg S	Insurance	1,569	12,933
[a] IDFC First Bank Ltd.	Banks	13,994	10,204
Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	1,731	6,079
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	11,976	17,385
Indian Railway Catering and Tourism Corp. Ltd.	Commercial Services & Supplies	243	6,649
[b] Indian Railway Finance Corp. Ltd., 144A	Diversified Financial Services	8,202	2,742
Indraprastha Gas Ltd.	Gas Utilities	1,665	12,494
Info Edge India Ltd.	Interactive Media & Services	336	22,221
Infosys Ltd.	IT Services	16,382	348,401
[a,b,d] InterGlobe Aviation Ltd., 144A, Reg S	Airlines	429	9,909
IPCA Laboratories Ltd.	Pharmaceuticals	297	8,097
ITC Ltd.	Tobacco	13,638	37,191
[a] Jindal Steel & Power Ltd.	Metals & Mining	1,890	10,106
	Independent Power and Renewable
JSW Energy Ltd.	Electricity Producers	2,028	4,577
JSW Steel Ltd.	Metals & Mining	4,632	42,618
[a] Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	330	13,675
Kansai Nerolac Paints Ltd.	Chemicals	642	4,968
[a] L&T Finance Holdings Ltd.	Diversified Financial Services	3,855	4,818
[b,d] Larsen & Toubro Infotech Ltd.,144A, Reg S	IT Services	189	10,352
Larsen & Toubro Ltd.	Construction & Engineering	3,134	63,268
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	1,329	8,403
Lupin Ltd.	Pharmaceuticals	1,053	16,279
[a] Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	2,742	5,795
Mahindra & Mahindra Ltd.	Automobiles	4,183	43,766
[a] Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	669	462
Marico Ltd.	Personal Products	2,325	16,603
Maruti Suzuki India Ltd.	Automobiles	597	60,366
Mindtree Ltd.	IT Services	210	7,347
[a] Motherson Sumi Systems Ltd.	Auto Components	5,307	17,285
Mphasis Ltd.	IT Services	405	11,629
MRF Ltd.	Auto Components	12	12,928
Muthoot Finance Ltd.	Consumer Finance	477	9,508
Nestle India Ltd.	Food Products	164	38,905
	Independent Power and Renewable
NHPC Ltd.	Electricity Producers	9,912	3,494
[b] Nippon Life India Asset Management Ltd., 144A	Capital Markets	621	3,059
NMDC Ltd.	Metals & Mining	3,852	9,541
	Independent Power and Renewable
NTPC Ltd.	Electricity Producers	20,176	31,595
[a] Oberoi Realty Ltd.	Real Estate Management & Development	435	3,685
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	13,983	22,142
Oil India Ltd.	Oil, Gas & Consumable Fuels	1,617	3,420
Oracle Financial Services Software Ltd.	Software	114	5,600
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	25	9,929
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	3,315	10,070
PI Industries Ltd.	Chemicals	333	13,039
[a] Pidilite Industries Ltd.	Chemicals	692	20,053
Piramal Enterprises Ltd.	Diversified Financial Services	549	17,713
Power Finance Corp. Ltd.	Diversified Financial Services	5,332	9,239
Power Grid Corp. of India Ltd.	Electric Utilities	10,584	33,092
[a] Punjab National Bank Ltd.	Banks	4,809	2,737
Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	591	4,489
[a,b,d] RBL Bank Ltd., 144A, Reg S	Banks	2,040	5,777
REC Ltd.	Diversified Financial Services	3,999	7,992
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	783	15,664
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	14,152	401,856
[a] SBI Cards & Payment Services Ltd.	Consumer Finance	825	10,771
[b] SBI Life Insurance Co. Ltd., 144A	Insurance	1,934	26,231
[a] Shree Cement Ltd.	Construction Materials	62	22,942
Shriram Transport Finance Co. Ltd.	Consumer Finance	885	15,986
Siemens Ltd.	Industrial Conglomerates	405	11,012

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

SRF Ltd.	Chemicals	111	10,865
State Bank of India	Banks	8,265	46,612
Steel Authority of India Ltd.	Metals & Mining	4,557	8,007
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	5,046	45,854
Sun TV Network Ltd.	Media	501	3,571
Tata Communications Ltd.	Diversified Telecommunication Services	540	9,351
Tata Consultancy Services Ltd.	IT Services	4,700	211,557
Tata Consumer Products Ltd.	Food Products	2,783	28,246
[a] Tata Motors Ltd.	Automobiles	8,389	38,328
[a] Tata Motors Ltd., A	Automobiles	1,545	3,226
Tata Power Co. Ltd.	Electric Utilities	9,221	15,147
Tata Steel Ltd.	Metals & Mining	3,633	57,020
Tech Mahindra Ltd.	IT Services	2,746	40,470
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	1,896	44,192
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	216	8,432
Torrent Power Ltd.	Electric Utilities	912	5,645
Trent Ltd.	Multiline Retail	864	9,879
TVS Motor Co. Ltd.	Automobiles	852	7,112
UltraTech Cement Ltd.	Construction Materials	521	47,495
[a] Union Bank of India Ltd.	Banks	1,926	999
United Breweries Ltd.	Beverages	309	6,012
[a] United Spirits Ltd.	Beverages	1,332	11,857
UPL Ltd.	Chemicals	2,451	26,144
Varun Beverages Ltd.	Beverages	607	5,958
Vedanta Ltd.	Metals & Mining	5,658	20,008
[a] Vodafone Idea Ltd.	Wireless Telecommunication Services	37,110	4,968
Voltas Ltd.	Construction & Engineering	1,045	14,375
Whirlpool of India Ltd.	Household Durables	153	4,602
Wipro Ltd.	IT Services	5,850	42,944
[a] Yes Bank Ltd.	Banks	4,442	810
Zee Entertainment Enterprises Ltd.	Media	3,849	11,120
			4,298,663
Indonesia 1.2%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	57,900	4,812
Astra Agro Lestari Tbk PT	Food Products	2,100	1,101
Astra International Tbk PT	Automobiles	93,600	31,889
Bank Central Asia Tbk PT	Banks	43,900	91,206
[e] Bank Danamon Indonesia Tbk PT	Banks	3,600	506
Bank Mandiri Persero Tbk PT	Banks	83,200	33,854
Bank Negara Indonesia Persero Tbk PT	Banks	33,400	10,665
Bank Rakyat Indonesia Persero Tbk PT	Banks	240,400	65,322
Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	17,400	2,400
[a] Bumi Serpong Damai Tbk PT	Real Estate Management & Development	37,800	2,516
Charoen Pokphand Indonesia Tbk PT	Food Products	33,000	14,224
[a] Gudang Garam Tbk PT	Tobacco	2,100	6,401
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	42,600	3,570
Indah Kiat Pulp & Paper Corp Tbk PT	Paper & Forest Products	12,000	6,165
Indocement Tunggal Prakarsa Tbk PT	Construction Materials	6,600	4,688
Indofood CBP Sukses Makmur Tbk PT	Food Products	10,200	5,733
Indofood Sukses Makmur Tbk PT	Food Products	19,800	8,432
[a] Jasa Marga Persero Tbk PT	Transportation Infrastructure	8,200	1,991
Kalbe Farma Tbk PT	Pharmaceuticals	86,400	8,342
Mayora Indah Tbk PT	Food Products	16,800	2,676
[a] Media Nusantara Citra Tbk PT	Media	28,500	1,828
[a] Perusahaan Gas Negara Tbk PT	Gas Utilities	47,700	3,306
Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk,
B	Diversified Telecommunication Services	211,000	45,838
PT Barito Pacific Tbk	Chemicals	113,400	6,687
PT XL Axiata Tbk	Wireless Telecommunication Services	13,900	2,560
Sarana Menara Nusantara Tbk PT	Diversified Telecommunication Services	120,600	10,313
Semen Indonesia (Persero) Tbk PT	Construction Materials	13,500	8,845
[a] Smartfren Telecom Tbk PT	Wireless Telecommunication Services	436,255	3,550
[a] Surya Citra Media Tbk PT	Media	24,000	2,996

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Tower Bersama Infrastructure Tbk PT	Diversified Telecommunication Services	43,500	9,630
Unilever Indonesia Tbk PT	Household Products	27,300	9,320
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	7,200	10,055
Vale Indonesia Tbk PT	Metals & Mining	10,500	3,338
			424,759
Italy 0.1%
Prada SpA	Textiles, Apparel & Luxury Goods	2,400	18,218
Luxembourg 0.0%†
L'Occitane International SA	Personal Products	2,250	8,228
Macau 0.2%
[a] MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	3,600	5,451
[a] Sands China Ltd.	Hotels, Restaurants & Leisure	10,800	45,476
[a] Wynn Macau Ltd.	Hotels, Restaurants & Leisure	6,400	10,071
			60,998
Malaysia 1.7%
[a] AirAsia Group Bhd	Airlines	5,400	1,158
Alliance Bank Malaysia Bhd.	Banks	4,200	2,438
AMMB Holdings Bhd.	Beverages	9,000	6,395
Astro Malaysia Holdings Bhd.	Media	8,100	2,244
Axiata Group Bhd.	Wireless Telecommunication Services	20,400	18,378
British American Tobacco Malaysia Bhd.	Tobacco	600	2,064
CIMB Group Holdings Bhd.	Banks	31,500	34,979
Dialog Group Bhd.	Energy Equipment & Services	21,300	14,828
Digi.com Bhd.	Wireless Telecommunication Services	16,500	16,415
FGV Holdings Bhd.	Food Products	4,200	1,325
Fraser & Neave Holdings Bhd.	Beverages	400	2,544
[a] Gamuda Bhd.	Construction & Engineering	10,200	7,690
Genting Bhd.	Hotels, Restaurants & Leisure	10,200	12,113
Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	13,200	8,807
HAP Seng Consolidated Bhd.	Industrial Conglomerates	3,000	5,636
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	7,200	12,747
Hong Leong Bank Bhd.	Banks	3,000	13,528
Hong Leong Financial Group Bhd.	Banks	900	3,859
IHH Healthcare Bhd.	Health Care Providers & Services	13,800	18,183
IJM Corp. Bhd.	Construction & Engineering	13,700	5,907
IOI Corp. Bhd.	Food Products	14,400	13,042
IOI Properties Group Bhd.	Real Estate Management & Development	7,500	2,023
Kuala Lumpur Kepong Bhd.	Food Products	2,100	10,299
Malayan Banking Bhd.	Banks	27,300	53,331
[a] Malaysia Airports Holdings Bhd.	Transportation Infrastructure	3,900	5,636
Maxis Bhd.	Wireless Telecommunication Services	12,900	13,641
MISC Bhd.	Marine	7,800	12,738
[b] MR DIY Group M Bhd., 144A	Specialty Retail	9,000	7,783
Nestle (Malaysia) Bhd.	Food Products	300	9,633
Petronas Chemicals Group Bhd.	Chemicals	12,600	24,462
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	1,500	6,720
Petronas Gas Bhd.	Gas Utilities	2,700	10,081
PPB Group Bhd.	Food Products	3,000	13,224
Press Metal Aluminium Holdings Bhd.	Metals & Mining	17,400	20,034
Public Bank Bhd.	Banks	70,400	69,696
QL Resources Bhd.	Food Products	4,900	6,669
RHB Bank Bhd	Banks	7,500	9,755
Sime Darby Bhd.	Industrial Conglomerates	16,800	8,822
Sime Darby Plantation Bhd.	Food Products	16,200	15,531
Sime Darby Property Bhd.	Real Estate Management & Development	14,700	2,125
Supermax Corp. Bhd	Health Care Equipment & Supplies	7,500	5,962
Telekom Malaysia Bhd.	Diversified Telecommunication Services	5,100	7,457
Tenaga Nasional Bhd.	Electric Utilities	18,000	42,447
Top Glove Corp. Bhd.	Health Care Equipment & Supplies	24,000	24,107
Westports Holdings Bhd.	Transportation Infrastructure	4,800	4,868

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] YTL Corp. Bhd.	Multi-Utilities	17,713	2,795
			594,119
Pakistan 0.0%†
Fauji Fertilizer Co. Ltd.	Chemicals	3,000	2,020
Habib Bank Ltd.	Banks	3,000	2,329
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	3,000	1,809
Pakistan Petroleum Ltd.	Oil, Gas & Consumable Fuels	3,006	1,656
			7,814
Philippines 0.8%
	Independent Power and Renewable
Aboitiz Power Corp.	Electricity Producers	7,800	3,907
Alliance Global Group Inc.	Industrial Conglomerates	16,500	3,434
Ayala Corp.	Industrial Conglomerates	1,530	25,074
Ayala Land Inc.	Real Estate Management & Development	36,000	26,586
Bank of the Philippine Islands	Banks	7,990	14,518
BDO Unibank Inc.	Banks	8,970	20,801
[a] Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	17,700	2,361
DMCI Holdings Inc.	Industrial Conglomerates	21,000	2,706
Globe Telecom Inc.	Wireless Telecommunication Services	120	4,523
GT Capital Holdings Inc.	Industrial Conglomerates	480	5,969
International Container Terminal Services Inc.	Transportation Infrastructure	5,130	17,203
JG Summit Holdings Inc.	Industrial Conglomerates	13,980	17,799
Jollibee Foods Corp.	Hotels, Restaurants & Leisure	1,890	8,270
LT Group Inc.	Industrial Conglomerates	13,500	3,568
Manila Electric Co.	Electric Utilities	1,230	6,985
Megaworld Corp.	Real Estate Management & Development	54,000	3,573
Metro Pacific Investments Corp.	Diversified Financial Services	63,000	5,020
Metropolitan Bank & Trust Co.	Banks	7,700	7,682
PLDT Inc.	Wireless Telecommunication Services	395	10,463
Puregold Price Club Inc.	Food & Staples Retailing	4,560	3,783
San Miguel Corp.	Industrial Conglomerates	1,860	4,477
San Miguel Pure Foods Co. Inc.	Food Products	3,300	5,516
Semirara Mining and Power Corp.	Oil, Gas & Consumable Fuels	6,000	1,812
SM Investments Corp.	Industrial Conglomerates	2,195	44,943
SM Prime Holdings Inc.	Real Estate Management & Development	41,400	30,956
Universal Robina Corp.	Food Products	3,870	11,456
			293,385
Singapore 2.7%
	Equity Real Estate Investment Trusts
Ascendas REIT	(REITs)	15,147	33,242
	Equity Real Estate Investment Trusts
Ascott Residence Trust	(REITs)	7,800	5,803
[b] BOC Aviation Ltd., 144A	Trading Companies & Distributors	900	7,591
CapitaLand Ltd.	Real Estate Management & Development	11,600	32,016
	Equity Real Estate Investment Trusts
CapitaLand Mall Trust	(REITs)	19,936	30,997
City Developments Ltd.	Real Estate Management & Development	2,100	11,389
ComfortDelGro Corp. Ltd.	Road & Rail	9,300	11,347
DBS Group Holdings Ltd.	Banks	8,200	181,849
	Equity Real Estate Investment Trusts
Frasers Logistics & Commercial Trust	(REITs)	11,700	12,534
Genting Singapore Ltd.	Hotels, Restaurants & Leisure	25,700	15,965
Golden Agri-Resources Ltd.	Food Products	31,800	5,441
Jardine Cycle & Carriage Ltd.	Distributors	400	6,356
Keppel Corp. Ltd.	Industrial Conglomerates	6,600	26,858
	Equity Real Estate Investment Trusts
Keppel DC REIT	(REITs)	5,700	10,559
	Equity Real Estate Investment Trusts
Keppel REIT	(REITs)	9,600	8,427
	Equity Real Estate Investment Trusts
Mapletree Commercial Trust	(REITs)	9,900	15,908

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Equity Real Estate Investment Trusts
[d] Mapletree Greater China Commercial Trust, Reg S	(REITs)	10,200	7,892
	Equity Real Estate Investment Trusts
Mapletree Industrial Trust	(REITs)	8,500	17,895
	Equity Real Estate Investment Trusts
Mapletree Logistics Trust	(REITs)	13,200	20,131
[d] NetLink NBN Trust, Reg S	Diversified Telecommunication Services	13,800	9,753
Olam International Ltd.	Food & Staples Retailing	2,700	3,214
Oversea-Chinese Banking Corp. Ltd.	Banks	15,900	141,352
[a] SATS Ltd.	Transportation Infrastructure	3,000	8,771
SembCorp Industries Ltd.	Multi-Utilities	4,100	6,527
[a] SembCorp Marine Ltd.	Machinery	35,515	3,171
SIA Engineering Co. Ltd.	Transportation Infrastructure	1,200	1,919
[a] Singapore Airlines Ltd.	Airlines	5,700	20,566
Singapore Exchange Ltd.	Capital Markets	3,700	30,774
Singapore Post Ltd.	Air Freight & Logistics	5,900	3,138
Singapore Press Holdings Ltd.	Media	7,500	9,541
Singapore Technologies Engineering Ltd.	Aerospace & Defense	6,800	19,577
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	34,500	58,775
StarHub Ltd.	Wireless Telecommunication Services	2,400	2,178
	Equity Real Estate Investment Trusts
Suntec REIT	(REITs)	9,300	10,101
United Overseas Bank Ltd.	Banks	5,900	113,330
UOL Group Ltd.	Real Estate Management & Development	2,200	11,948
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	1,200	17,149
Wilmar International Ltd.	Food Products	9,600	32,138
Wing Tai Holdings Ltd.	Real Estate Management & Development	1,800	2,410
Yanlord Land Group Ltd.	Real Estate Management & Development	3,300	2,995
			971,527
South Korea 13.9%
[a] Alteogen Inc.	Biotechnology	130	9,662
Amorepacific Corp.	Personal Products	144	32,223
AmorePacific Group	Personal Products	126	7,161
BGF Retail Co. Ltd.	Food & Staples Retailing	30	4,782
BNK Financial Group Inc.	Banks	1,253	8,601
[a] Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	322	33,082
[a] Celltrion Inc.	Biotechnology	470	112,059
[a] Celltrion Pharm Inc.	Pharmaceuticals	80	11,167
Cheil Worldwide Inc.	Media	333	7,437
CJ CheilJedang Corp.	Food Products	36	14,737
CJ Corp.	Industrial Conglomerates	60	5,701
CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	42	6,814
[a] CJ Logistics Corp.	Road & Rail	36	5,658
Coway Co. Ltd.	Household Durables	252	17,611
Daelim Industrial Co. Ltd.	Construction & Engineering	49	3,481
[a] Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	837	5,909
[a] Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	210	6,676
DB Insurance Co. Ltd.	Insurance	210	10,219
DGB Financial Group Inc.	Banks	708	5,847
[a] DL E&C Co. Ltd.	Construction & Engineering	72	9,079
Dongsuh Cos. Inc.	Food & Staples Retailing	132	3,575
[a] Doosan Bobcat Inc.	Machinery	99	4,220
[a] Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment	1,048	22,195
[a] Doosan Infracore Co. Ltd.	Machinery	648	8,315
	Electronic Equipment, Instruments &
Doosan Solus Co. Ltd.	Components	54	2,474
E-MART Inc.	Food & Staples Retailing	87	12,361
Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	234	12,093
Green Cross Corp.	Biotechnology	24	7,001
GS Engineering & Construction Corp.	Construction & Engineering	264	10,057
GS Holdings Corp.	Oil, Gas & Consumable Fuels	231	9,487
GS Retail Co. Ltd.	Food & Staples Retailing	132	4,530

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Hana Financial Group Inc.	Banks	1,304	53,323
[a] Hanjin Kal Corp.	Airlines	95	5,568
Hankook Tire & Technology Co. Ltd.	Auto Components	336	15,425
Hanmi Pharm Co. Ltd.	Pharmaceuticals	33	9,802
Hanmi Science Co. Ltd.	Pharmaceuticals	66	4,483
Hanon Systems	Auto Components	717	10,537
Hanssem Co. Ltd.	Household Durables	45	4,096
Hanwha Aerospace Co. Ltd.	Aerospace & Defense	150	6,260
Hanwha Corp.	Industrial Conglomerates	180	5,075
Hanwha Corp.	Industrial Conglomerates	120	1,646
Hanwha Life Insurance Co. Ltd.	Insurance	1,410	4,701
[a] Hanwha Solutions Corp.	Chemicals	442	17,485
HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	219	6,126
[a] Helixmith Co. Ltd.	Biotechnology	148	4,166
Hite Jinro Co. Ltd.	Beverages	150	5,021
[a] HLB Inc.	Leisure Products	414	12,279
[a] HMM Co. Ltd.	Marine	1,273	49,625
Hotel Shilla Co. Ltd.	Specialty Retail	144	12,403
[a] HYBE Co. Ltd.	Entertainment	75	19,480
Hyundai Department Store Co. Ltd.	Multiline Retail	72	5,588
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	324	16,773
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	84	15,589
Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	224	14,083
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	262	5,933
[a] Hyundai Mipo Dockyard Co. Ltd.	Machinery	88	6,830
Hyundai Mobis Co. Ltd.	Auto Components	289	74,935
Hyundai Motor Co.	Automobiles	631	134,196
Hyundai Steel Co.	Metals & Mining	342	16,308
Hyundai Wia Corp.	Auto Components	66	5,949
Industrial Bank of Korea	Banks	1,185	11,049
Kakao Corp.	Interactive Media & Services	1,237	179,044
[a] Kangwon Land Inc.	Hotels, Restaurants & Leisure	501	11,967
KB Financial Group Inc.	Banks	1,760	87,207
KCC Corp.	Chemicals	21	6,405
KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	84	3,196
Kia Motors Corp.	Automobiles	1,167	92,850
Korea Aerospace Industries Ltd.	Aerospace & Defense	288	8,414
Korea Electric Power Corp.	Electric Utilities	1,156	25,509
[a] Korea Gas Corp.	Gas Utilities	114	3,735
Korea Investment Holdings Co. Ltd.	Capital Markets	169	15,457
[a] Korea Shipbuilding & Offshore Engineering Co Ltd.	Machinery	195	23,203
Korea Zinc Co. Ltd.	Metals & Mining	45	17,242
[a] Korean Air Lines Co. Ltd.	Airlines	807	22,573
KT&G Corp.	Tobacco	498	37,323
Kumho Petrochemical Co. Ltd.	Chemicals	78	15,168
LG Chem Ltd.	Chemicals	208	156,995
LG Corp.	Industrial Conglomerates	377	34,314
	Electronic Equipment, Instruments &
[a] LG Display Co. Ltd.	Components	1,022	22,234
LG Electronics Inc.	Household Durables	487	70,705
LG Household & Health Care Ltd.	Personal Products	40	62,585
	Electronic Equipment, Instruments &
LG Innotek Co. Ltd.	Components	66	13,069
LG Uplus Corp.	Diversified Telecommunication Services	999	13,617
Lotte Chemical Corp.	Chemicals	69	16,084
Lotte Chilsung Beverage Co. Ltd.	Beverages	18	2,318
Lotte Corp.	Industrial Conglomerates	114	4,069
LOTTE Fine Chemical Co. Ltd.	Chemicals	81	4,747
Lotte Shopping Co. Ltd.	Multiline Retail	48	4,923
LS Corp.	Electrical Equipment	81	5,092
[a] LX Holdings Corp.	Industrial Conglomerates	183	1,828
[a] Mando Corp.	Auto Components	147	8,680
Medytox Inc.	Biotechnology	21	4,419
Mirae Asset Daewoo Co. Ltd.	Capital Markets	753	3,189

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Mirae Asset Daewood Co. Ltd.	Capital Markets	1,638	13,716
Naver Corp.	Interactive Media & Services	609	225,776
NCSoft Corp.	Entertainment	75	54,611
[b] Netmarble Corp	Entertainment	81	9,638
NH Investment & Securities Co. Ltd.	Capital Markets	582	6,667
[a] NHN Corp.	Entertainment	45	3,333
Nongshim Co. Ltd.	Food Products	15	4,176
[a] OCI Co. Ltd.	Chemicals	81	8,451
Orion Corp.	Food Products	102	10,733
Ottogi Corp.	Food Products	6	2,898
[a] Paradise Co. Ltd.	Hotels, Restaurants & Leisure	204	3,279
POSCO	Metals & Mining	294	90,851
POSCO Chemical Co. Ltd.	Construction Materials	126	16,111
Posco International Corp.	Trading Companies & Distributors	198	4,097
S-1 Corp.	Commercial Services & Supplies	81	5,891
[a] S-Oil Corp.	Oil, Gas & Consumable Fuels	186	16,929
[a,b] Samsung Biologics Co. Ltd., 144A	Life Sciences Tools & Services	62	46,301
Samsung C&T Corp.	Industrial Conglomerates	384	46,544
Samsung Card Co. Ltd.	Consumer Finance	126	3,838
	Electronic Equipment, Instruments &
Samsung Electro-Mechanics Co. Ltd.	Components	255	40,079
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	21,393	1,533,024
[a] Samsung Engineering Co. Ltd.	Construction & Engineering	729	15,471
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	147	28,783
[a] Samsung Heavy Industries Co. Ltd.	Machinery	1,929	11,494
Samsung Life Insurance Co. Ltd.	Insurance	291	20,620
	Electronic Equipment, Instruments &
Samsung SDI Co. Ltd.	Components	238	147,515
Samsung SDS Co. Ltd.	IT Services	144	23,656
Samsung Securities Co. Ltd.	Capital Markets	275	10,977
[a] Seegene Inc.	Biotechnology	138	10,134
Shin Poong Pharmaceutical Co. Ltd.	Pharmaceuticals	159	12,142
Shinhan Financial Group Co. Ltd.	Banks	2,258	81,405
Shinsegae Co. Ltd.	Multiline Retail	30	7,606
[a,e] SillaJen Inc.	Biotechnology	196	1,053
[a] SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	117	12,779
SK Chemicals Co. Ltd.	Chemicals	42	9,697
SK Holdings Co. Ltd.	Industrial Conglomerates	143	35,872
	Semiconductors & Semiconductor
SK Hynix Inc.	Equipment	2,349	265,948
[a] SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	245	64,288
SK Networks Co. Ltd.	Trading Companies & Distributors	624	3,336
SK Telecom Co. Ltd.	Wireless Telecommunication Services	102	28,984
SKC Co. Ltd.	Chemicals	90	12,667
Ssangyong Cement Industrial Co. Ltd.	Construction Materials	424	3,144
Woori Financial Group Inc.	Banks	2,287	23,253
Yuhan Corp.	Pharmaceuticals	204	11,430
			4,936,306
Taiwan 15.6%
Accton Technology Corp.	Communications Equipment	2,400	28,468
	Technology Hardware, Storage &
Acer Inc.	Peripherals	13,000	13,671
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	1,950	24,145
	Semiconductors & Semiconductor
ASE Industrial Holding Co. Ltd.	Equipment	16,000	64,316
Asia Cement Corp.	Construction Materials	11,000	20,016
	Semiconductors & Semiconductor
ASMedia Technology Inc.	Equipment	150	7,241
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	3,000	40,000

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Electronic Equipment, Instruments &
AU Optronics Corp.	Components	40,000	32,517
Capital Securities Corp.	Capital Markets	9,000	5,475
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	3,720	24,299
Cathay Financial Holding Co. Ltd.	Insurance	38,000	73,511
Chailease Holding Co. Ltd.	Diversified Financial Services	6,000	43,607
Chang Hwa Commercial Bank Ltd.	Banks	30,000	17,389
Cheng Shin Rubber Industry Co. Ltd.	Auto Components	8,000	13,423
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	3,000	8,657
[a] China Airlines Ltd.	Airlines	12,000	8,205
China Development Financial Holding Corp.	Insurance	63,000	29,734
China Life Insurance Co. Ltd.	Insurance	9,600	9,079
[a,e] China Motor Corp.	Automobiles	800	2,205
China Steel Corp.	Metals & Mining	56,000	79,591
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	17,000	69,556
	Technology Hardware, Storage &
Compal Electronics Inc.	Peripherals	18,000	14,439
CTBC Financial Holding Co. Ltd.	Banks	83,000	67,621
	Electronic Equipment, Instruments &
Delta Electronics Inc.	Components	10,000	108,748
E.Sun Financial Holding Co. Ltd.	Banks	54,000	50,972
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	960	22,602
	Semiconductors & Semiconductor
[a] ENNOSTAR Inc.	Equipment	2,500	7,044
Eternal Materials Co. Ltd.	Chemicals	5,000	7,268
EVA Airways Corp.	Airlines	10,000	7,232
[a] Evergreen Marine Corp. Taiwan Ltd.	Marine	12,000	84,845
Far Eastern International Bank	Banks	9,000	3,424
Far Eastern New Century Corp.	Industrial Conglomerates	18,000	20,673
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	7,000	16,230
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	1,980	17,375
First Financial Holding Co. Ltd.	Banks	47,020	38,308
	Electronic Equipment, Instruments &
[a,b] FIT Hon Teng Ltd., 144A	Components	6,000	1,646
Formosa Chemicals & Fibre Corp.	Chemicals	16,000	48,639
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	6,000	22,934
Formosa Plastics Corp.	Chemicals	22,500	83,176
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	5,000	5,850
	Electronic Equipment, Instruments &
Foxconn Technology Co. Ltd.	Components	5,000	11,790
Fubon Financial Holding Co. Ltd.	Insurance	33,000	87,526
	Electronic Equipment, Instruments &
Genius Electronic Optical Co. Ltd.	Components	390	7,894
Giant Manufacturing Co. Ltd.	Leisure Products	1,000	11,431
	Semiconductors & Semiconductor
Globalwafers Co. Ltd.	Equipment	1,050	34,633
Hiwin Technologies Corp.	Machinery	1,200	17,012
	Electronic Equipment, Instruments &
Hon Hai Precision Industry Co. Ltd.	Components	54,000	217,066
Hotai Motor Co. Ltd.	Specialty Retail	1,500	33,055
	Technology Hardware, Storage &
[a] HTC Corp.	Peripherals	3,000	4,231
Hua Nan Financial Holdings Co. Ltd.	Banks	43,000	28,474
	Electronic Equipment, Instruments &
[a] Innolux Corp.	Components	39,000	29,044
	Technology Hardware, Storage &
Inventec Corp.	Peripherals	14,000	13,190
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	470	52,293
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	10,000	20,673

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Semiconductors & Semiconductor
MediaTek Inc.	Equipment	6,750	233,055
Mega Financial Holding Co. Ltd.	Banks	50,000	58,950
	Technology Hardware, Storage &
Micro-Star International Co. Ltd.	Peripherals	3,000	16,958
momo.com Inc.	Internet & Direct Marketing Retail	210	14,207
Nan Ya Plastics Corp.	Chemicals	26,000	77,638
	Electronic Equipment, Instruments &
Nan Ya Printed Circuit Board Corp.	Components	1,000	13,979
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	4,000	11,442
Nien Made Enterprise Co. Ltd.	Household Durables	660	9,795
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	2,700	48,355
[a] Oneness Biotech Co. Ltd.	Pharmaceuticals	1,200	9,992
	Semiconductors & Semiconductor
Parade Technologies Ltd.	Equipment	318	15,807
	Technology Hardware, Storage &
Pegatron Corp.	Peripherals	9,000	22,223
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	12,000	16,926
	Semiconductors & Semiconductor
Powertech Technology Inc.	Equipment	3,000	11,575
President Chain Store Corp.	Food & Staples Retailing	2,700	25,486
	Technology Hardware, Storage &
Quanta Computer Inc.	Peripherals	12,000	37,685
	Semiconductors & Semiconductor
Realtek Semiconductor Corp.	Equipment	2,100	38,062
Shin Kong Financial Holding Co. Ltd.	Insurance	54,000	18,470
	Semiconductors & Semiconductor
Sino-American Silicon Products Inc.	Equipment	2,000	13,854
SinoPac Financial Holdings Co. Ltd.	Banks	48,000	23,688
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	6,000	10,961
Taishin Financial Holding Co. Ltd.	Banks	48,000	26,272
Taiwan Business Bank	Banks	24,000	8,140
Taiwan Cement Corp.	Construction Materials	24,000	43,930
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	44,000	33,558
Taiwan Fertilizer Co. Ltd.	Chemicals	3,000	6,342
[a] Taiwan Glass Industry Corp.	Building Products	7,000	9,396
Taiwan High Speed Rail Corp.	Transportation Infrastructure	9,000	9,658
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	7,500	27,456
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	1,000	3,377
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	109,250	2,333,019
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	8,000	9,533
The Shanghai Commercial & Savings Bank Ltd.	Banks	15,000	24,361
	Electronic Equipment, Instruments &
[a] TPK Holding Co. Ltd.	Components	1,000	1,673
	Technology Hardware, Storage &
Transcend Information Inc.	Peripherals	1,000	2,652
U-Ming Marine Transport Corp.	Marine	2,000	6,396
Uni-President Enterprises Corp.	Food Products	22,000	57,798
	Electronic Equipment, Instruments &
Unimicron Technology Corp.	Components	6,000	27,779
	Semiconductors & Semiconductor
United Microelectronics Corp.	Equipment	53,000	101,007
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	4,000	16,940
Walsin Lihwa Corp.	Electrical Equipment	15,000	15,774
	Electronic Equipment, Instruments &
Walsin Technology Corp.	Components	2,100	17,147
Wan Hai Lines Ltd.	Marine	3,000	34,563
	Semiconductors & Semiconductor
Win Semiconductors Corp.	Equipment	1,920	25,841

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Semiconductors & Semiconductor
Winbond Electronics Corp.	Equipment	14,000	17,511
	Technology Hardware, Storage &
Wistron Corp.	Peripherals	13,000	14,464
	Technology Hardware, Storage &
Wiwynn Corp.	Peripherals	390	13,955
	Electronic Equipment, Instruments &
Yageo Corp.	Components	2,100	41,830
Yuanta Financial Holding Co. Ltd.	Diversified Financial Services	53,000	51,074
[a] Yulon Motor Co. Ltd.	Automobiles	2,271	3,472
	Electronic Equipment, Instruments &
Zhen Ding Technology Holding Ltd.	Components	3,000	11,306
			5,537,775
Thailand 2.1%
Advanced Info Service PCL	Wireless Telecommunication Services	5,100	27,211
Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	19,300	37,335
[a] Asset World Corp PCL	Hotels, Restaurants & Leisure	30,900	4,184
	Independent Power and Renewable
B Grimm Power PCL, NVDR	Electricity Producers	3,600	4,718
Bangkok Bank PCL, fgn.	Banks	2,700	9,520
Bangkok Bank PCL, NVDR	Banks	900	3,173
Bangkok Dusit Medical Services PCL	Health Care Providers & Services	41,100	29,495
Bangkok Expressway and Metro PCL, NVDR	Transportation Infrastructure	35,400	9,002
Bangkok Life Assurance PCL, NVDR	Insurance	2,100	1,917
Banpu PCL, NVDR	Oil, Gas & Consumable Fuels	19,200	9,345
Berli Jucker PCL, NVDR	Food & Staples Retailing	4,800	5,204
BTS Group Holdings PCL, NVDR	Road & Rail	38,400	11,202
Bumrungrad Hospital PCL	Health Care Providers & Services	1,500	6,014
Carabao Group PCL, NVDR	Beverages	1,600	7,064
Central Pattana PCL	Real Estate Management & Development	11,400	18,674
Central Retail Corp. PCL	Multiline Retail	12,600	13,170
Charoen Pokphand Foods PCL, NVDR	Food Products	15,900	13,147
CP ALL PCL	Food & Staples Retailing	23,700	44,368
	Electronic Equipment, Instruments &
Delta Electronics Thailand PCL	Components	1,300	23,445
Digital Telecommunications Infrastructure Fund, fgn.	Diversified Financial Services	23,000	9,114
	Independent Power and Renewable
Electricity Generating PCL	Electricity Producers	1,200	6,552
	Independent Power and Renewable
Energy Absolute PCL, NVDR	Electricity Producers	7,600	14,465
	Independent Power and Renewable
Global Power Synergy PCL	Electricity Producers	3,000	6,833
	Independent Power and Renewable
Gulf Energy Development PCL, NVDR	Electricity Producers	19,600	20,945
Home Product Center PCL, NVDR	Specialty Retail	24,800	11,143
Indorama Ventures PCL, NVDR	Chemicals	8,400	10,680
Intouch Holdings PCL	Wireless Telecommunication Services	9,700	19,672
IRPC PCL	Oil, Gas & Consumable Fuels	47,100	5,643
Kasikornbank PCL, fgn.	Banks	5,400	19,966
Kasikornbank PCL, NVDR	Banks	1,500	5,523
Krung Thai Bank PCL	Banks	29,400	9,815
Krungthai Card PCL, NVDR	Consumer Finance	6,000	12,543
Land and Houses PCL, NVDR	Real Estate Management & Development	29,700	7,367
[a] Minor International PCL	Hotels, Restaurants & Leisure	18,000	16,849
Muangthai Capital PCL	Consumer Finance	3,000	5,382
Osotspa PCL, NVDR	Beverages	6,300	7,420
PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	6,300	22,998
PTT Global Chemical PCL, NVDR	Chemicals	9,300	17,120
PTT Oil & Retail Business PCL, NVDR	Specialty Retail	12,600	11,991
PTT PCL	Oil, Gas & Consumable Fuels	65,100	79,725
	Independent Power and Renewable
Ratch Group PCL, NVDR	Electricity Producers	3,300	4,711
SCG Packaging PCL, NVDR	Containers & Packaging	5,700	11,027

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Siam City Cement PCL, NVDR	Construction Materials	300	1,591
Siam Commercial Bank PCL	Banks	11,100	33,941
Siam Makro Public Company Ltd.	Food & Staples Retailing	1,500	1,743
Sri Trang Gloves Thailand PCL, NVDR	Health Care Equipment & Supplies	4,200	5,471
Srisawad Corp. PCL	Consumer Finance	2,800	6,006
Thai Oil PCL	Oil, Gas & Consumable Fuels	4,800	8,162
Thai Union Group PCL	Food Products	12,900	7,969
The Siam Cement PCL	Construction Materials	3,800	51,220
TMB Bank PCL	Banks	195,300	6,825
Total Access Communication PCL	Wireless Telecommunication Services	2,600	2,474
True Corporation PCL, NVDR	Diversified Telecommunication Services	46,500	4,614
			745,688
United Kingdom 0.3%
CK Hutchison Holdings Ltd.	Industrial Conglomerates	12,000	93,486
United States 0.1%
Nexteer Automotive Group Ltd.	Auto Components	4,000	5,563
[a,b] Samsonite International SA, 144A	Textiles, Apparel & Luxury Goods	6,000	12,269
			17,832
Total Common Stocks and Other Equity Interests (Cost $30,154,436)			35,093,914
Preferred Stocks 0.9%
South Korea 0.9%
[f] Amorepacific Corp., 0.914%, pfd.	Personal Products	45	3,520
[f] CJ CheilJedang Corp., 1.929%, pfd.	Food Products	6	1,119
[f] Hyundai Motor Co., 2.696%, pfd.	Automobiles	165	16,849
[f] Hyundai Motor Co., 2.641%, pfd.	Automobiles	99	10,154
[f] LG Chem Ltd., 2.621%, pfd.	Chemicals	36	12,259
[f] LG Electronics Inc., 1.588%, pfd.	Household Durables	81	5,661
[f] LG Household & Health Care Ltd., 1.444%, pfd.	Personal Products	9	6,114
	Technology Hardware, Storage &
[f] Samsung Electronics Co. Ltd., 3.593%, pfd.	Peripherals	3,749	245,350
[f] Samsung Fire & Marine Insurance Co. Ltd., 5.320%, pfd.	Insurance	12	1,764
	Electronic Equipment, Instruments &
[f] Samsung SDI Co. Ltd., 0.240%, pfd.	Components	6	2,331
Total Preferred Stocks (Cost $226,995)			305,121
Rights 0.0%†
Singapore 0.0%†
[a] Olam International Ltd. rts., 8/12/21	Food & Staples Retailing	405	105

Corporate Bonds & Notes (Cost $191) 0.0%†
India 0.0%†
Britannia Industries Ltd.	Food Products	13,920	190
Total Investments before Short Term Investments (Cost $30,381,622)			35,399,330
Short Term Investments 0.4%
Investments from Cash Collateral Received for Loaned Securities 0.4%
United States 0.4%
[g,h] Institutional Fiduciary Trust Portfolio, 0.01%	Money Market Funds	134,045	134,045
Total Short Term Investments (Cost $134,045)			134,045
Total Investments (Cost $30,515,667) 100.3%			35,533,375

Other Assets, less Liabilities (0.3)%			(105,656)
Net Assets 100.0%			$35,427,719

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $2,260,859, representing 6.4% of net assets.
cA portion or all of the security is on loan at June 30, 2021.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $362,650, representing 1.0% of net assets.
eFair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
fVariable rate security. The rate shown represents the yield at period end.
gSee Note 5 regarding investments in affiliated management investment companies.
hThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI Emerging Markets Index	Long	1	$60,385	9/17/21	$784

*As of period end.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
REIT	-	Real Estate Investment Trust
SF	-	Single Family
SRF	-	State Revolving Fund

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin FTSE Australia ETF	Industry	Shares	Value
Common Stocks 99.9%
Australia 96.4%
Adbri Ltd.	Construction Materials	8,304	$21,633
[a] Afterpay Ltd.	IT Services	4,000	354,865
AGL Energy Ltd.	Multi-Utilities	11,248	69,244
ALS Ltd.	Professional Services	8,592	84,114
Altium Ltd.	Software	1,968	54,209
Alumina Ltd.	Metals & Mining	45,440	56,118
AMP Ltd.	Diversified Financial Services	61,360	51,824
Ampol Ltd.	Oil, Gas & Consumable Fuels	4,256	90,136
Ansell Ltd.	Health Care Equipment & Supplies	2,320	75,783
Apa Group	Gas Utilities	21,120	141,117
Appen Ltd.	IT Services	1,984	20,257
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	11,456	370,600
Atlas Arteria Ltd.	Transportation Infrastructure	17,152	82,026
Aurizon Holdings Ltd.	Road & Rail	31,824	88,878
AusNet Services	Electric Utilities	33,136	43,534
Australia & New Zealand Banking Group Ltd.	Banks	51,056	1,078,998
Australian Stock Exchange Ltd.	Capital Markets	3,472	202,559
Bank of Queensland Ltd.	Banks	11,536	78,899
Beach Energy Ltd.	Oil, Gas & Consumable Fuels	32,016	29,805
Bendigo and Adelaide Bank Ltd.	Banks	9,760	76,864
BHP Group Ltd.	Metals & Mining	52,864	1,927,630
BlueScope Steel Ltd.	Metals & Mining	9,056	149,301
[a] Boral Ltd.	Construction Materials	21,840	120,513
Brambles Ltd.	Commercial Services & Supplies	26,096	224,128
carsales.com Ltd.	Interactive Media & Services	3,856	57,203
Challenger Ltd.	Diversified Financial Services	12,112	49,194
	Equity Real Estate Investment Trusts
Charter Hall Group	(REITs)	8,336	97,128
Cimic Group Ltd.	Construction & Engineering	1,664	24,710
Cleanaway Waste Management Ltd.	Commercial Services & Supplies	24,544	48,646
Cochlear Ltd.	Health Care Equipment & Supplies	1,152	217,660
Coles Group Ltd.	Food & Staples Retailing	22,752	291,915
Commonwealth Bank of Australia	Banks	31,840	2,387,281
Computershare Ltd.	IT Services	9,648	122,411
[a] Crown Resorts Ltd.	Hotels, Restaurants & Leisure	6,224	55,651
CSL Ltd.	Biotechnology	8,144	1,743,683
CSR Ltd.	Construction Materials	8,800	38,054
Deterra Royalties Ltd.	Metals & Mining	7,680	25,946
	Equity Real Estate Investment Trusts
Dexus	(REITs)	19,280	154,442
[a] Domain Holdings Australia Ltd.	Interactive Media & Services	4,208	16,301
Domino's Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	1,088	98,434
Downer EDI Ltd.	Commercial Services & Supplies	12,480	52,375
[a] Endeavour Group Ltd.	Food & Staples Retailing	22,672	107,062
Evolution Mining Ltd.	Metals & Mining	28,912	97,676
[a] Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	2,608	29,076
Fortescue Metals Group Ltd.	Metals & Mining	28,544	500,162
	Equity Real Estate Investment Trusts
Goodman Group	(REITs)	32,528	516,980
	Equity Real Estate Investment Trusts
GPT Group	(REITs)	34,864	128,253
Harvey Norman Holdings Ltd.	Multiline Retail	10,720	44,103
IDP Education Ltd.	Diversified Consumer Services	2,512	46,280
IGO Ltd.	Metals & Mining	11,120	63,698
Iluka Resources Ltd.	Metals & Mining	7,440	51,108
Incitec Pivot Ltd.	Chemicals	34,704	62,009
Insurance Australia Group Ltd.	Insurance	44,320	171,690
IOOF Holdings Ltd.	Capital Markets	11,472	36,776
JB Hi-Fi Ltd.	Specialty Retail	2,016	76,553

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Lendlease Crop. Ltd.	Real Estate Management & Development	12,384	106,547
Macquarie Group Ltd.	Capital Markets	5,872	689,607
Magellan Financial Group Ltd.	Capital Markets	2,480	100,280
Medibank Private Ltd.	Insurance	49,296	116,948
Metcash Ltd.	Food & Staples Retailing	18,400	55,117
Mineral Resources Ltd.	Metals & Mining	2,512	101,329
	Equity Real Estate Investment Trusts
Mirvac Group	(REITs)	70,704	154,997
National Australia Bank Ltd.	Banks	59,184	1,165,017
Newcrest Mining Ltd.	Metals & Mining	14,640	277,852
[a] NEXTDC Ltd.	IT Services	8,096	72,086
Northern Star Resources Ltd.	Metals & Mining	20,336	149,314
[a] Nufarm Ltd.	Chemicals	5,792	19,915
Oil Search Ltd.	Oil, Gas & Consumable Fuels	37,120	106,176
Orica Ltd.	Chemicals	7,248	72,262
Origin Energy Ltd.	Electric Utilities	31,424	106,398
Orora Ltd.	Containers & Packaging	16,080	40,200
OZ Minerals Ltd.	Metals & Mining	5,824	98,291
Perpetual Ltd.	Capital Markets	1,024	30,789
Platinum Asset Management Ltd.	Capital Markets	5,472	20,171
[a] Qantas Airways Ltd.	Airlines	13,088	45,788
QBE Insurance Group Ltd.	Insurance	26,480	214,504
Qube Logistics Holdings Ltd.	Transportation Infrastructure	26,224	62,410
Ramsay Health Care Ltd.	Health Care Providers & Services	3,152	148,963
REA Group Ltd.	Interactive Media & Services	896	113,702
Reece Ltd.	Trading Companies & Distributors	4,752	84,230
Rio Tinto Ltd.	Metals & Mining	6,656	632,819
Santos Ltd.	Oil, Gas & Consumable Fuels	31,760	169,053
	Equity Real Estate Investment Trusts
Scentre Group	(REITs)	93,184	191,685
SEEK Ltd.	Interactive Media & Services	6,256	155,648
Seven Group Holdings Ltd.	Trading Companies & Distributors	2,528	38,622
	Equity Real Estate Investment Trusts
Shopping Centres Australasia Property Group	(REITs)	19,360	36,627
Sonic Healthcare Ltd.	Health Care Providers & Services	8,576	247,236
South32 Ltd.	Metals & Mining	84,704	186,323
	Equity Real Estate Investment Trusts
Stockland	(REITs)	42,864	149,960
Suncorp-Metway Ltd.	Insurance	22,992	191,772
[a] Sydney Airport	Transportation Infrastructure	23,664	102,864
Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure	37,328	145,164
Telstra Corp. Ltd.	Diversified Telecommunication Services	74,800	211,147
[a] The Star Entertainment Group Ltd.	Hotels, Restaurants & Leisure	15,472	42,862
TPG Telecom Limited	Diversified Telecommunication Services	6,672	31,356
Transurban Group	Transportation Infrastructure	49,120	524,758
Treasury Wine Estates Ltd.	Beverages	12,992	113,924
	Equity Real Estate Investment Trusts
Vicinity Centres	(REITs)	67,728	78,558
Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels	1,648	41,732
Wesfarmers Ltd.	Multiline Retail	20,304	900,875
Westpac Banking Corp.	Banks	65,824	1,275,463
[a] Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels	15,616	22,744
WiseTech Global Ltd.	Software	1,488	35,669
Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels	17,232	287,329
Woolworths Group Ltd.	Food & Staples Retailing	22,752	651,301

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Worley Ltd.	Energy Equipment & Services	5,824	52,294
			23,576,173
Ireland 1.1%
James Hardie Industries PLC, CDI	Construction Materials	7,952	270,260
New Zealand 0.9%
[a] Xero Ltd.	Software	2,240	230,559
United Kingdom 1.3%
Amcor PLC, IDR	Containers & Packaging	27,664	314,231
United States 0.2%
Sims Ltd.	Metals & Mining	2,928	36,490
Total Investments (Cost $20,601,988) 99.9%			24,427,713
Other Assets, less Liabilities 0.1%			33,219
Net Assets 100.0%			$24,460,932

aNon-income producing.

Abbreviations

Selected Portfolio

CDI - Clearing House Electronic Subregister System Depositary Interest
IDR - International Depositary Receipt
REIT - Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin FTSE Brazil ETF	Industry	Shares	Value
Common Stocks 74.0%
Brazil 73.0%
Aliansce Sonae Shopping Centers SA	Real Estate Management & Development	59,400	$343,768
Ambev SA	Beverages	2,128,520	7,240,917
Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	128,700	538,617
[a] Azul SA	Airlines	138,600	1,212,303
[a] B2W Cia Digital	Internet & Direct Marketing Retail	99,000	1,307,281
B3 SA - Brasil Bolsa Balcao	Capital Markets	2,979,900	9,988,724
Banco Bradesco SA	Banks	683,140	2,976,064
Banco BTG Pactual SA	Capital Markets	114,900	2,794,961
Banco do Brasil SA	Banks	415,804	2,662,452
Banco Inter SA	Banks	168,300	860,308
Banco Santander Brasil SA	Banks	178,200	1,438,285
BB Seguridade Participacoes SA	Insurance	326,700	1,503,985
[a] BR Malls Participacoes SA	Real Estate Management & Development	405,900	820,237
[a] BRF SA	Food Products	386,100	2,102,915
CCR SA	Transportation Infrastructure	544,500	1,459,495
Centrais Eletricas Brasileiras SA	Electric Utilities	297,000	2,555,176
Cia Brasileira de Distribuicao	Food & Staples Retailing	79,277	610,789
Cia de Saneamento do Parana	Water Utilities	118,800	491,740
Cia Siderurgica Nacional SA	Metals & Mining	306,900	2,690,501
Cielo SA	IT Services	564,300	409,349
[a] Cogna Educacao	Diversified Consumer Services	910,800	785,947
Companhia de Locacao das Americas	Road & Rail	168,300	919,339
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	168,300	1,226,903
Companhia Energetica de Minas Gerais	Electric Utilities	118,862	345,369
Companhia Paranaense de Energia-Copel	Electric Utilities	287,100	317,547
Cosan SA	Oil, Gas & Consumable Fuels	702,900	3,356,315
CPFL Energia SA	Electric Utilities	89,100	477,830
Cyrela Brazil Realty SA Empreendimentos e Participacoes	Household Durables	138,600	644,683
Duratex SA	Paper & Forest Products	138,600	657,389
EDP - Energias do Brasil SA	Electric Utilities	128,700	453,464
Energisa SA	Electric Utilities	122,680	1,139,310
	Independent Power and Renewable
[a] Eneva SA	Electricity Producers	475,200	1,608,039
	Independent Power and Renewable
Engie Brasil Energia SA	Electricity Producers	83,400	650,699
Equatorial Energia SA	Electric Utilities	445,500	2,201,820
Ez Tec Empreendimentos e Participacoes SA	Household Durables	49,500	306,893
Fleury SA	Health Care Providers & Services	118,800	613,668
Grendene SA	Textiles, Apparel & Luxury Goods	168,300	336,409
[a] Grupo Mateus SA	Food & Staples Retailing	198,000	312,516
Guararapes Confeccoes SA	Textiles, Apparel & Luxury Goods	41,893	173,905
[b,c] Hapvida Participacoes e Investimentos SA, 144A, Reg S	Health Care Providers & Services	613,800	1,885,002
Hypera SA	Pharmaceuticals	198,000	1,360,156
IRB Brasil Resseguros SA	Insurance	544,527	626,149
Itau Unibanco Holding SA	Banks	217,800	1,160,651
[a] Klabin SA	Containers & Packaging	386,100	2,026,739
Localiza Rent a Car SA	Road & Rail	287,100	3,661,807
[b] Locaweb Servicos de Internet SA, 144A	IT Services	207,900	1,121,152
Lojas Americanas SA	Multiline Retail	138,641	570,827
Lojas Renner SA	Multiline Retail	386,140	3,403,643
M Dias Branco SA	Food Products	59,400	386,147
Magazine Luiza SA	Multiline Retail	1,415,744	5,967,294
Marfrig Global Foods SA	Food Products	188,100	717,485
Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	138,600	649,103
[a] Natura & Co. Holding SA	Personal Products	466,716	5,277,453
Neoenergia SA	Electric Utilities	108,900	376,973
Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	252,600	4,275,400
Odontoprev SA	Health Care Providers & Services	128,700	334,199
Petrobras Distribuidora SA	Specialty Retail	356,400	1,894,985

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	1,801,840	10,876,717
Porto Seguro SA	Insurance	44,200	470,993
Qualicorp Consultoria e Corretora de Seguros SA	Health Care Providers & Services	89,100	513,344
Raia Drogasil SA	Food & Staples Retailing	514,843	2,535,303
[b] Rede D'Or Sao Luiz SA, 144A	Health Care Providers & Services	105,500	1,451,352
[a] Rumo SA	Road & Rail	603,960	2,304,938
Sao Martinho SA	Food Products	79,200	570,421
Sendas Distribuidora SA	Food & Staples Retailing	74,677	1,287,912
Sul America SA	Insurance	198,041	1,372,673
[a] Suzano SA	Paper & Forest Products	356,472	4,248,949
Telefonica Brasil SA	Diversified Telecommunication Services	217,800	1,823,012
TIM SA	Wireless Telecommunication Services	396,000	909,928
Totvs SA	Software	237,600	1,782,764
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	108,900	800,823
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	396,006	1,451,329
Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	83,400	328,258
Vale SA	Metals & Mining	1,956,330	44,153,247
[a] Via Varejo SA	Specialty Retail	762,300	2,398,780
WEG SA	Electrical Equipment	722,700	4,852,230
YDUQS Participacoes SA	Diversified Consumer Services	148,500	971,878
			181,335,928
United States 1.0%
JBS SA	Food Products	455,400	2,640,999
Total Common Stocks (Cost $179,441,332)			183,976,927
Preferred Stocks 25.3%
Brazil 25.3%
[d] Alpargatas SA, 0.149%, pfd.	Textiles, Apparel & Luxury Goods	79,200	792,182
[d] Banco Bradesco SA, 2.363%, pfd.	Banks	2,296,861	11,777,601
[d] Banco Inter SA, 0.061%, pfd.	Banks	392,100	2,044,169
[d] Bradespar SA, 7.327%, pfd.	Metals & Mining	108,900	1,613,148
[a] Braskem SA, pfd., A	Chemicals	93,200	1,106,063
[d] Centrais Eletricas Brasileiras SA, 10.196%, pfd.	Electric Utilities	138,600	1,195,178
[d] Cia de Transmissao de Energia Eletrica Paulista, 12.411%, pfd.	Electric Utilities	89,100	445,513
	Independent Power and Renewable
[d] Cia Energetica de Sao Paulo, 10.844%, pfd.	Electricity Producers	89,100	425,093
[d] Companhia Energetica de Minas Gerais, 7.510%, pfd.	Electric Utilities	475,274	1,148,913
[d] Companhia Paranaense de Energia, 16.324%, pfd.	Electric Utilities	495,000	584,982
[d] Gerdau SA, 2.769%, pfd.	Metals & Mining	524,700	3,096,220
[d] Itau Unibanco Holding SA, 2.181%, pfd.	Banks	2,346,300	13,934,203
[d] Itausa SA, 2.484%, pfd.	Banks	2,197,860	4,883,793
[d] Lojas Americanas SA, 0.992%, pfd.	Multiline Retail	452,319	1,945,264
[d] Metalurgica Gerdau SA, 3.254%, pfd.	Metals & Mining	346,500	955,010
[d] Petroleo Brasileiro SA, 2.695%, pfd.	Oil, Gas & Consumable Fuels	2,732,440	16,025,929
[d] Usinas Siderurgicas de Minas Gerais SA Usiminas, 0.717%, pfd.	Metals & Mining	227,700	866,720

Total Preferred Stocks (Cost $68,250,260)			62,839,981
Rights 0.0%†
Brazil 0.0%†
[a] Ultrapar Participacoes SA, rts. , 7/26/21	Oil, Gas & Consumable Fuels	488,483	3,894
Total Investments (Cost $247,691,592) 99.3%			246,820,802
Other Assets, less Liabilities 0.7%			1,647,364

Net Assets 100.0%			$248,468,166

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $4, 457,506, representing 1.8% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the value of this security was $1,885,002, representing 0.8% of net assets.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Bovespa Index	Long	55	$1,394,814	8/18/21	$(32,511)
Mini Bovespa Index	Long	17	86,225	8/18/21	(1,822)
Total Futures Contracts					$(34,333)
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin FTSE Canada ETF	Industry	Shares	Value
Common Stocks 99.8%
Canada 97.4%
Agnico Eagle Mines Ltd.	Metals & Mining	4,046	$244,923
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	13,345	490,887
Bank of Montreal	Banks	10,778	1,105,914
Barrick Gold Corp.	Metals & Mining	29,512	611,070
BCE Inc.	Diversified Telecommunication Services	5,015	247,571
Brookfield Asset Management Inc., A	Capital Markets	22,270	1,137,329
[a] Brookfield Asset Management Reinsurance Partners Ltd., A	Capital Markets	154	8,124
Canadian Imperial Bank of Commerce	Banks	7,293	831,071
Canadian National Railway Co.	Road & Rail	9,860	1,041,419
Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	19,346	703,036
Canadian Pacific Railway Ltd.	Road & Rail	11,101	854,516
Canadian Tire Corp. Ltd., A	Multiline Retail	935	148,114
Canadian Utilities Ltd., A	Multi-Utilities	2,040	56,671
[a] Canopy Growth Corp.	Pharmaceuticals	4,012	97,133
Cenovus Energy Inc.	Oil, Gas & Consumable Fuels	20,961	200,757
[a] CGI Inc., A	IT Services	3,672	333,276
Constellation Software Inc.	Software	317	480,610
Dollarama Inc.	Multiline Retail	4,879	223,560
Enbridge Inc.	Oil, Gas & Consumable Fuels	33,711	1,351,108
Fairfax Financial Holdings Ltd.	Insurance	435	190,960
Fortis Inc.	Electric Utilities	7,803	345,757
Franco-Nevada Corp.	Metals & Mining	3,162	459,349
George Weston Ltd.	Food & Staples Retailing	1,224	116,786
Great-West Lifeco Inc.	Insurance	4,505	133,953
Hydro One Ltd.	Electric Utilities	5,270	127,505
IGM Financial Inc.	Capital Markets	1,343	47,460
Imperial Oil Ltd.	Oil, Gas & Consumable Fuels	3,706	113,069
Intact Financial Corp.	Insurance	2,380	323,682
Loblaw Cos. Ltd.	Food & Staples Retailing	2,703	166,528
Magna International Inc.	Auto Components	4,675	433,295
Manulife Financial Corp.	Insurance	32,385	638,128
Metro Inc., A	Food & Staples Retailing	4,080	195,812
National Bank of Canada	Banks	5,610	420,286
Nutrien Ltd.	Chemicals	9,503	576,412
Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	9,146	290,932
Power Corp. of Canada	Insurance	9,027	285,616
Restaurant Brands International Inc.	Hotels, Restaurants & Leisure	5,049	325,659
Rogers Communications Inc., B	Wireless Telecommunication Services	5,814	309,410
Royal Bank of Canada	Banks	23,732	2,406,930
Saputo Inc.	Food Products	3,961	118,257
Shaw Communications Inc.	Media	7,123	206,563
[a] Shopify Inc., A	IT Services	1,873	2,742,070
Sun Life Financial Inc.	Insurance	9,741	502,822
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	25,075	601,209
TC Energy Corp.	Oil, Gas & Consumable Fuels	16,286	806,738
Teck Resources Ltd., B	Metals & Mining	7,718	177,945
TELUS Corp.	Diversified Telecommunication Services	7,225	162,202
The Bank of Nova Scotia	Banks	20,196	1,314,868
The Toronto-Dominion Bank	Banks	30,277	2,124,011
Thomson Reuters Corp.	Professional Services	2,805	278,914
Wheaton Precious Metals Corp.	Metals & Mining	7,480	330,055
			27,440,272
United States 2.4%
[a] Bausch Health Cos. Inc.	Pharmaceuticals	5,202	152,830

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Waste Connections Inc.	Commercial Services & Supplies	4,369	522,530
			675,360
Total Investments (Cost $23,542,200) 99.8%			28,115,632
Other Assets, less Liabilities 0.2%			48,286
Net Assets 100.0%			$28,163,918
[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin FTSE China ETF	Industry	Shares	Value
Common Stocks 99.5%
China 95.1%
[a] 360 Security Technology Inc., A	Software	4,400	$8,315
[a,b] 3SBio Inc., 144A	Biotechnology	55,000	67,990
[a] 51job Inc., ADR	Professional Services	1,342	104,367
[b] A-Living Services Co. Ltd., 144A	Commercial Services & Supplies	16,500	82,119
Addsino Co. Ltd., A	Communications Equipment	4,400	12,851
AECC Aviation Power Co. Ltd., A	Aerospace & Defense	8,800	72,447
Agile Group Holdings Ltd.	Real Estate Management & Development	64,000	82,907
Agricultural Bank of China Ltd., A	Banks	429,000	201,192
Agricultural Bank of China Ltd., H	Banks	1,386,000	481,879
Aier Eye Hospital Group Co. Ltd.	Health Care Providers & Services	17,489	192,137
Air China Ltd., A	Airlines	17,600	21,193
[a] Air China Ltd., H	Airlines	88,000	64,704
[a] Alibaba Group Holding Ltd.	Internet & Direct Marketing Retail	639,032	18,103,239
[a] Alpha Group, A	Leisure Products	6,600	6,620
[a] Aluminum Corp. of China Ltd., A	Metals & Mining	37,400	30,680
[a] Aluminum Corp. of China Ltd., H	Metals & Mining	176,000	104,931
Angang Steel Co. Ltd.	Metals & Mining	17,600	12,122
Angang Steel Co. Ltd., H	Metals & Mining	62,000	39,280
Angel Yeast Co. Ltd., A	Food Products	2,200	18,517
Anhui Anke Biotechnology Group Co. Ltd.	Biotechnology	5,516	12,721
Anhui Conch Cement Co. Ltd., A	Construction Materials	13,200	83,868
Anhui Conch Cement Co. Ltd., H	Construction Materials	55,000	291,790
Anhui Expressway Co. Ltd., H	Transportation Infrastructure	18,000	11,705
Anhui Gujing Distillery Co. Ltd., A	Beverages	1,100	40,776
Anhui Gujing Distillery Co. Ltd., B	Beverages	5,400	74,750
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	50,680	1,192,954
Asymchem Laboratories Tianjin Co. Ltd., A	Pharmaceuticals	500	28,835
[c] Autohome Inc., ADR	Interactive Media & Services	2,728	174,483
	Electronic Equipment, Instruments &
Avary Holding Shenzhen Co. Ltd., A	Components	2,200	12,218
AVIC Aircraft Co. Ltd.	Aerospace & Defense	8,800	35,795
Avic Aviation High-Technology Co. Ltd., A	Machinery	4,400	20,962
Avic Capital Co. Ltd., A	Diversified Financial Services	28,600	17,131
AVIC Electromechanical Systems Co. Ltd.	Aerospace & Defense	13,200	20,574
Avic Heavy Machinery Co. Ltd., A	Machinery	4,400	15,425
	Electronic Equipment, Instruments &
AVIC Jonhon OptronicTechnology Co. Ltd.	Components	4,400	53,815
AVIC Shenyang Aircraft Co. Ltd., A	Aerospace & Defense	6,160	57,492
AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	110,000	72,806
AVICOPTER PLC, A	Aerospace & Defense	2,200	17,959
[b] BAIC Motor Corp. Ltd., 144A	Automobiles	110,000	40,936
[a] Baidu Inc., ADR	Interactive Media & Services	12,408	2,529,991
Bank of Beijing Co. Ltd., A	Banks	70,400	53,065
Bank of Changsha Co. Ltd., A	Banks	11,000	15,221
Bank of Chengdu Co. Ltd., A	Banks	4,400	8,608
Bank of China Ltd., A	Banks	246,400	117,463
Bank of China Ltd., H	Banks	3,410,000	1,225,094
Bank of Communications Co. Ltd., A	Banks	127,600	96,774
Bank of Communications Co. Ltd., H	Banks	319,000	214,423
Bank of Guiyang Co. Ltd., A	Banks	6,600	7,314
Bank of Hangzhou Co. Ltd., A	Banks	19,800	45,203
Bank of Jiangsu Co. Ltd., A	Banks	18,400	20,220
Bank of Nanjing Co. Ltd., A	Banks	33,000	53,733
Bank of Ningbo Co. Ltd., A	Banks	19,800	119,428
Bank of Qingdao Co. Ltd., A	Banks	6,600	5,077
Bank of Shanghai Co. Ltd., A	Banks	41,800	53,052
Bank of Suzhou Co. Ltd., A	Banks	4,400	5,006
[a] Bank of Zhengzhou Co. Ltd.	Banks	11,000	6,248
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	59,400	70,241

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

BBMG Corp., A	Construction Materials	33,000	13,740
BBMG Corp., H	Construction Materials	110,000	20,680
Beijing Capital Co. Ltd., A	Water Utilities	26,400	12,299
Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	6,600	5,721
[a] Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	88,000	58,358
Beijing Dabeinong Technology Group Co. Ltd.	Food Products	15,400	16,208
Beijing E-Hualu Information Technology Co. Ltd., A	Software	2,200	9,163
Beijing Enlight Media Co. Ltd.	Entertainment	8,800	14,724
Beijing Enterprises Holdings Ltd.	Gas Utilities	24,000	85,142
[a] Beijing Jetsen Technology Co. Ltd.	Software	11,000	8,496
	Independent Power and Renewable
Beijing Jingneng Clean Energy Co. Ltd., H	Electricity Producers	88,000	21,190
Beijing New Building Materials PLC	Building Products	4,400	26,730
Beijing Orient National Communication Science &Technology Co.
[a] Ltd.	Software	4,400	8,417
Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	Construction Materials	4,000	34,249
Beijing Originwater Technology Co. Ltd.	Commercial Services & Supplies	11,000	12,446
Beijing Sanju Environmental Protection and New Material Co. Ltd.	Chemicals	7,800	6,930
Beijing Shiji Information Technology Co. Ltd.	Software	3,800	13,828
[a] Beijing Shougang Co. Ltd.	Metals & Mining	8,800	7,655
Beijing Shunxin Agriculture Co. Ltd., A	Beverages	2,200	14,363
Beijing Sinnet Technology Co. Ltd., A	IT Services	4,600	10,245
Beijing Tiantan Biological Products Corp. Ltd., A	Biotechnology	4,800	25,446
[a] Beijing Ultrapower Software Co. Ltd.	IT Services	6,600	4,954
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., A	Biotechnology	700	28,081
Beijing Yanjing Brewery Co. Ltd.	Beverages	8,800	9,861
	Electronic Equipment, Instruments &
Beijing Zhong Ke San Huan High-Tech Co. Ltd.	Components	2,200	3,252
Beijing-Shanghai High Speed Railway Co. Ltd.	Road & Rail	30,800	25,218
[a] Bilibili Inc., ADR	Entertainment	11,220	1,367,045
[b] Blue Moon Group Holdings Ltd., 144A	Household Products	33,000	46,658
Blue Sail Medical Co. Ltd., A	Health Care Equipment & Supplies	2,200	7,100
Bluefocus Intelligent Communications Group Co. Ltd.	Media	8,800	8,240
Bluestar Adisseo Co., A	Chemicals	4,400	8,145
BOC International China Co. Ltd., A	Capital Markets	2,200	7,011
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	46,200	22,726
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	105,600	101,990
Boya Bio-pharmaceutical Group Co. Ltd., A	Biotechnology	2,200	12,310
Bright Dairy & Food Co. Ltd., A	Food Products	4,400	9,814
Brilliance China Automotive Holdings Ltd.	Automobiles	108,000	60,913
BTG Hotels Group Co. Ltd., A	Hotels, Restaurants & Leisure	2,200	8,125
By-health Co. Ltd., A	Personal Products	4,400	22,406
BYD Co. Ltd.	Automobiles	5,700	221,441
BYD Co. Ltd., H	Automobiles	35,000	1,046,505
BYD Electronic International Co. Ltd.	Communications Equipment	35,500	233,136
C&S Paper Co. Ltd., A	Household Products	4,400	18,762
Caitong Securities Co. Ltd., A	Capital Markets	4,400	7,144
Camel Group Co. Ltd., A	Electrical Equipment	4,400	7,879
[a,b,d] CanSino Biologics Inc., 144A, Reg S	Pharmaceuticals	3,200	170,016
[a] CanSino Biologics Inc., A	Pharmaceuticals	240	28,892
	Independent Power and Renewable
CECEP Solar Energy Co. Ltd.	Electricity Producers	8,800	8,486
	Independent Power and Renewable
CECEP Wind-Power Corp	Electricity Producers	17,600	10,188
[a] Central China Securities Co. Ltd., A	Capital Markets	13,200	9,950
[a] Central China Securities Co. Ltd., H	Capital Markets	44,000	8,385
	Independent Power and Renewable
[b] CGN Power Co. Ltd., H, 144A	Electricity Producers	506,000	112,722
Changchun High & New Technology Industry Group Inc.	Pharmaceuticals	1,200	71,879
Changjiang Securities Co. Ltd.	Capital Markets	17,600	19,940
	Semiconductors & Semiconductor
Changsha Jingjia Microelectronics Co. Ltd., A	Equipment	900	13,640

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Changzhou Xingyu Automotive LightingSystems Co. Ltd., A	Auto Components	600	20,962
	Electronic Equipment, Instruments &
Chaozhou Three-Circle Group Co. Ltd., A	Components	6,600	43,334
Chengdu Xingrong Environment Co. Ltd., A	Water Utilities	13,200	10,644
China Aerospace Times Electronics Co. Ltd., A	Aerospace & Defense	6,600	7,682
China Aoyuan Group Ltd.	Real Estate Management & Development	66,000	55,667
China Avic Avionics Equipment Co. Ltd., A	Aerospace & Defense	4,400	11,271
China Baoan Group Co. Ltd.	Industrial Conglomerates	8,800	24,885
China Cinda Asset Management Co. Ltd., H	Capital Markets	396,000	75,469
China CITIC Bank Corp. Ltd., A	Banks	33,000	26,049
China CITIC Bank Corp. Ltd., H	Banks	418,000	198,077
China Coal Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	19,800	21,912
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	88,000	52,466
China Communications Services Corp. Ltd., H	Construction & Engineering	106,000	52,960
China Conch Venture Holdings Ltd.	Construction & Engineering	77,000	324,227
China Construction Bank Corp., A	Banks	30,800	31,702
China Construction Bank Corp., H	Banks	4,180,000	3,288,732
[a] China COSCO Holdings Co. Ltd., A	Marine	28,600	135,190
[a] China CSSC Holdings Ltd., A	Machinery	6,600	16,866
[b,d] China East Education Holdings Ltd., 144A, Reg S	Diversified Consumer Services	22,000	34,562
China Eastern Airlines Corp. Ltd., A	Airlines	33,000	25,947
China Eastern Airlines Corp. Ltd., H	Airlines	88,000	37,281
China Everbright Bank Co. Ltd., A	Banks	125,400	73,367
China Everbright Bank Co. Ltd., H	Banks	132,000	53,882
China Evergrande Group	Real Estate Management & Development	110,000	143,346
[b,d] China Feihe Ltd., 144A, Reg S	Food Products	120,000	258,980
China Fortune Land Development Co. Ltd., A	Real Estate Management & Development	11,196	9,080
China Galaxy Securities Co. Ltd., A	Capital Markets	8,800	14,683
China Galaxy Securities Co. Ltd., H	Capital Markets	176,000	104,931
China Great Wall Securities Co. Ltd., A	Capital Markets	8,800	15,160
	Technology Hardware, Storage &
China Greatwall Technology Group Co. Ltd.	Peripherals	8,800	19,886
China Hongqiao Group Ltd.	Metals & Mining	99,000	134,110
[b] China Huarong Asset Management Co. Ltd., 144A	Capital Markets	437,000	28,699
[a] China International Capital Corp. Ltd., A	Capital Markets	2,200	20,942
China International Capital Corp. Ltd., H	Capital Markets	70,400	189,465
China International Marine Containers (Group) Co. Ltd., H	Machinery	22,000	48,613
China International Marine Containers Group Co. Ltd.	Machinery	4,700	13,225
China Jushi Co. Ltd., A	Construction Materials	12,287	29,496
China Lesso Group Holdings Ltd.	Building Products	44,000	108,557
China Life Insurance Co. Ltd., A	Insurance	15,400	80,780
China Life Insurance Co. Ltd., H	Insurance	330,000	654,404
[a,b] China Literature Ltd., 144A	Media	18,600	206,817
[a] China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	9,618	507,927
	Independent Power and Renewable
China Longyuan Power Group Corp.	Electricity Producers	154,000	265,331
China Medical System Holdings Ltd.	Pharmaceuticals	57,000	150,099
China Meheco Co. Ltd., A	Trading Companies & Distributors	4,400	8,274
China Merchants Bank Co. Ltd., A	Banks	66,000	553,571
China Merchants Bank Co. Ltd., H	Banks	165,000	1,407,605
China Merchants Energy Shipping Co. Ltd., A	Oil, Gas & Consumable Fuels	29,040	20,766
China Merchants Expressway Network & Technology Holdings Co.
Ltd.	Transportation Infrastructure	8,800	9,834
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	60,000	87,614
China Merchants Property Operation & Service Co. Ltd., A	Real Estate Management & Development	4,400	11,700
[b] China Merchants Securities Co. Ltd., 144A	Capital Markets	52,800	73,429
China Merchants Securities Co. Ltd., A	Capital Markets	24,600	72,420
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	24,200	41,015
China Minsheng Banking Corp. Ltd., A	Banks	116,600	79,588
China Minsheng Banking Corp. Ltd., H	Banks	275,000	131,731
China Molybdenum Co. Ltd., A	Metals & Mining	33,000	26,356
China Molybdenum Co. Ltd., H	Metals & Mining	198,000	117,538
China National Accord Medicines Corp. Ltd., A	Health Care Providers & Services	2,200	12,885
China National Building Material Co. Ltd., H	Construction Materials	176,000	206,690

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

China National Chemical Engineering Co. Ltd., A	Construction & Engineering	15,400	20,880
China National Medicines Corp. Ltd., A	Health Care Providers & Services	2,200	11,257
	Independent Power and Renewable
China National Nuclear Power Co. Ltd., A	Electricity Producers	48,400	37,906
China National Software & Service Co. Ltd., A	Software	1,300	11,455
China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	13,200	42,292
China Oilfield Services Ltd., A	Energy Equipment & Services	6,600	14,669
China Oilfield Services Ltd., H	Energy Equipment & Services	88,000	78,868
China Orient Securities Co. Ltd., A	Capital Markets	19,800	30,615
China Pacific Insurance Group Co. Ltd., A	Insurance	22,000	98,646
China Pacific Insurance Group Co. Ltd., H	Insurance	114,400	360,177
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	112,200	75,716
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	1,144,000	578,935
China Railway Group Ltd., A	Construction & Engineering	66,000	53,529
China Railway Group Ltd., H	Construction & Engineering	176,000	91,786
	Electronic Equipment, Instruments &
[b,d] China Railway Signal & Communication Corp. Ltd., 144A, Reg S	Components	66,000	24,391
	Electronic Equipment, Instruments &
China Railway Signal & Communication Corp. Ltd., A	Components	15,888	13,992
China Reinsurance Group Corp., H	Insurance	330,000	33,570
China Resources Cement Holdings Ltd.	Construction Materials	98,000	93,131
[b] China Resources Mixc Lifestyle Services Ltd., 144A	Real Estate Management & Development	17,600	120,456
[b] China Resources Pharmaceutical Group Ltd., 144A	Pharmaceuticals	77,000	47,990
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	88,200	120,389
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	Pharmaceuticals	2,200	9,109
China Satellite Communications Co. Ltd., A	Media	4,400	11,026
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	24,200	73,115
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	146,256	286,642
China Shipping Container Lines Co. Ltd., A	Trading Companies & Distributors	17,600	10,215
China Shipping Development Co. Ltd., A	Oil, Gas & Consumable Fuels	13,200	12,585
China South Publishing & Media Group Co. Ltd., A	Media	6,600	9,010
[a] China Southern Airlines Co. Ltd., A	Airlines	35,200	32,798
[a] China Southern Airlines Co. Ltd., H	Airlines	64,000	39,723
China State Construction Engineering Corp. Ltd., A	Construction & Engineering	136,400	98,170
China Taiping Insurance Holdings Co. Ltd.	Insurance	66,000	109,804
China Tourism Group Duty Free Corp. Ltd., A	Specialty Retail	6,100	283,339
[b,d] China Tower Corp. Ltd., H, 144A, Reg S	Diversified Telecommunication Services	2,068,000	284,935
China TransInfo Technology Co. Ltd.	IT Services	4,400	11,373
China United Network Communications Ltd., A	Wireless Telecommunication Services	85,800	57,370
China Vanke Co. Ltd., A	Real Estate Management & Development	30,800	113,506
China Vanke Co. Ltd., H	Real Estate Management & Development	83,600	261,591
China World Trade Center Co. Ltd., A	Real Estate Management & Development	2,200	6,116
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	44,000	140,564
China Zheshang Bank Co. Ltd., A	Banks	26,400	16,222
Chinese Universe Publishing and Media Group Co. Ltd., A	Media	4,400	6,715
[a] Chongqing Brewery Co. Ltd., A	Beverages	2,200	67,404
[a] Chongqing Changan Automobile Co. Ltd.	Automobiles	13,200	53,692
[a] Chongqing Changan Automobile Co. Ltd., B	Automobiles	39,600	40,641
Chongqing Department Store Co. Ltd., A	Multiline Retail	2,200	9,347
[a] Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	2,200	12,824
Chongqing Rural Commercial Bank Co. Ltd., A	Banks	17,600	10,869
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	110,000	43,485
Chongqing Zhifei Biological Products Co. Ltd.	Biotechnology	4,400	127,168
CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	176,000	137,340
[a] Cinda Real Estate Co. Ltd., A	Real Estate Management & Development	8,800	4,740
Citic Pacific Ltd.	Industrial Conglomerates	229,000	246,815
Citic Pacific Special Steel Group Co. Ltd., A	Metals & Mining	16,280	52,512
CITIC Securities Co. Ltd., A	Capital Markets	33,000	127,386
CITIC Securities Co. Ltd., H	Capital Markets	99,000	248,333
CNOOC Energy Technology & Services Ltd.	Energy Equipment & Services	24,200	9,701
Contemporary Amperex Technology Co. Ltd.	Electrical Equipment	2,700	223,494
COSCO SHIPPING Development Co. Ltd., H	Trading Companies & Distributors	154,000	32,918

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

COSCO SHIPPING Energy Transportation Co. Ltd., H	Oil, Gas & Consumable Fuels	56,000	26,104
[a] COSCO Shipping Holdings Co. Ltd.	Marine	110,000	277,059
Country Garden Holdings Co. Ltd.	Real Estate Management & Development	330,000	369,696
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	62,400	674,152
CRRC Corp. Ltd., A	Machinery	77,000	72,461
CRRC Corp. Ltd., H	Machinery	176,000	77,735
[b] CSC Financial Co. Ltd., 144A	Capital Markets	44,000	53,315
CSC Financial Co. Ltd., A	Capital Markets	4,400	21,405
CSG Holding Co. Ltd.	Construction Materials	46,200	21,417
CSG Holding Co. Ltd.	Construction Materials	8,800	13,947
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	396,000	573,156
CSSC Offshore and Marine Engineering Group Co. Ltd.	Machinery	10,000	9,374
[a] CSSC Offshore and Marine Engineering Group Co. Ltd., A	Machinery	2,200	7,083
Daan Gene Co. Ltd.	Biotechnology	3,440	11,309
[a,c] Dada Nexus Ltd., ADR	Internet & Direct Marketing Retail	2,869	83,230
[b] Dali Foods Group Co. Ltd., 144A	Food Products	99,000	59,024
DaShenLin Pharmaceutical Group Co. Ltd., A	Food & Staples Retailing	960	7,594
	Independent Power and Renewable
Datang International Power Generation Co. Ltd., A	Electricity Producers	26,400	10,787
	Independent Power and Renewable
Datang International Power Generation Co. Ltd., H	Electricity Producers	132,000	22,097
	Technology Hardware, Storage &
Dawning Information Industry Co. Ltd., A	Peripherals	4,400	18,803
DHC Software Co. Ltd.	IT Services	11,000	13,501
Dian Diagnostics Group Co. Ltd.	Health Care Providers & Services	2,200	13,042
Dong-E-E-Jiao Co. Ltd., A	Pharmaceuticals	2,200	12,228
Dongfang Electric Corp. Ltd., A	Electrical Equipment	8,800	14,942
Dongfang Electric Corp. Ltd., H	Electrical Equipment	17,600	14,097
Dongfeng Motor Group Co. Ltd., H	Automobiles	132,000	118,643
Dongxing Securities Co. Ltd., A	Capital Markets	8,800	14,887
East Group Co. Ltd., A	Electrical Equipment	8,800	10,951
East Money Information Co. Ltd.	Capital Markets	33,216	168,577
[a] Easysight Supply Chain Management Co. Ltd., A	Air Freight & Logistics	3,800	3,488
Ecovacs Robotics Co. Ltd., A	Household Durables	1,700	60,013
ENN Ecological Holdings Co. Ltd., A	Gas Utilities	6,600	16,866
ENN Energy Holdings Ltd.	Gas Utilities	33,500	637,573
Eve Energy Co. Ltd.	Electrical Equipment	5,900	94,908
[b] Everbright Securities Co. Ltd., 144A	Capital Markets	13,200	11,286
Everbright Securities Co. Ltd., A	Capital Markets	13,200	36,551
Fangda Carbon New Material Co. Ltd.	Electrical Equipment	8,800	10,134
[a] Faw Jiefang Group Co. Ltd.	Automobiles	8,800	14,737
Fiberhome Telecommunication Technologies Co. Ltd., A	Communications Equipment	4,400	12,687
Financial Street Holdings Co. Ltd., A	Real Estate Management & Development	11,000	11,492
First Capital Securities Co. Ltd.	Capital Markets	13,200	14,588
	Semiconductors & Semiconductor
Flat Glass Group Co Ltd., H	Equipment	22,000	90,653
	Semiconductors & Semiconductor
Flat Glass Group Co. Ltd., A	Equipment	2,200	13,460
Focus Media Information Technology Co. Ltd.	Machinery	48,400	70,493
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	4,856	96,919
Fosun International Ltd.	Industrial Conglomerates	99,000	142,524
[a] Founder Securities Co. Ltd., A	Capital Markets	26,400	38,246
	Electronic Equipment, Instruments &
Foxconn Industrial Internet Co. Ltd., A	Components	13,200	25,355
Fu Jian Anjoy Foods Co. Ltd., A	Food Products	700	27,522
	Independent Power and Renewable
Fujian Funeng Co. Ltd., A	Electricity Producers	4,400	7,144
Fujian Sunner Development Co. Ltd.	Food Products	4,400	16,263
Fuyao Glass Industry Group Co. Ltd., A	Auto Components	6,600	57,053
[b] Fuyao Group Glass Industries Co. Ltd., 144A	Auto Components	26,400	185,953
G-bits Network Technology Xiamen Co. Ltd., A	Entertainment	100	8,203
Ganfeng Lithium Co. Ltd.	Metals & Mining	4,400	82,465
Ganfeng Lithium Co. Ltd., H	Metals & Mining	6,600	98,585

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Semiconductors & Semiconductor
[a] GCL System Integration Technology Co. Ltd.	Equipment	22,000	11,850
[a,c] GDS Holdings Ltd., ADR	IT Services	5,170	405,793
GEM Co. Ltd.	Metals & Mining	15,400	22,287
Gemdale Corp., A	Real Estate Management & Development	15,400	24,408
Genimous Technology Co. Ltd.	Software	6,600	6,201
[a] Genscript Biotech Corp.	Life Sciences Tools & Services	44,000	192,072
GF Securities Co. Ltd.	Capital Markets	19,800	46,398
GF Securities Co. Ltd., H	Capital Markets	70,400	91,197
	Semiconductors & Semiconductor
Gigadevice Semiconductor Beijing Inc., A	Equipment	2,248	65,378
Glarun Technology Co. Ltd., A	Communications Equipment	4,400	10,263
	Electronic Equipment, Instruments &
GoerTek Inc.	Components	11,000	72,768
[a] GOME Retail Holdings Ltd.	Specialty Retail	616,000	79,322
Gongniu Group Co. Ltd., A	Electrical Equipment	600	18,759
Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	8,800	4,903
Great Wall Motor Co. Ltd., A	Automobiles	11,000	74,215
Great Wall Motor Co. Ltd., H	Automobiles	143,000	462,190
Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	19,800	16,702
Greentown China Holdings Ltd.	Real Estate Management & Development	33,000	50,823
	Technology Hardware, Storage &
GRG Banking Equipment Co. Ltd.	Peripherals	8,800	17,748
[a,c] GSX Techedu Inc., ADR	Diversified Consumer Services	6,292	92,933
	Independent Power and Renewable
Guangdong Baolihua New Energy Stock Co. Ltd.	Electricity Producers	8,800	6,960
	Independent Power and Renewable
Guangdong Electric Power Development Co. Ltd., B	Electricity Producers	46,200	14,099
[a] Guangdong Golden Dragon Development Inc.	Capital Markets	2,200	5,857
Guangdong Haid Group Co. Ltd.	Food Products	5,300	66,939
[a] Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	13,200	9,173
Guangdong Kinlong Hardware Products Co. Ltd.	Building Products	700	21,024
	Electronic Equipment, Instruments &
Guangdong LY Intelligent Manufacturing Co. Ltd.	Components	22,000	31,293
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	Household Durables	2,200	8,938
[a] Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	24,200	12,473
Guangshen Railway Co. Ltd., A	Road & Rail	11,000	3,609
[a] Guangshen Railway Co. Ltd., H	Road & Rail	44,000	8,555
	Independent Power and Renewable
Guangxi Guiguan Electric Power Co. Ltd., A	Electricity Producers	13,200	12,687
Guangxi Liugong Machinery Co. Ltd.	Machinery	4,400	5,584
Guangzhou Automobile Group Co. Ltd., A	Automobiles	11,000	22,048
Guangzhou Automobile Group Co. Ltd., H	Automobiles	142,000	127,448
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A	Pharmaceuticals	4,400	23,053
Guangzhou Baiyunshan Pharmceutical Holdings Co. Ltd.	Pharmaceuticals	13,200	41,729
Guangzhou Haige Communications Group Inc. Co.	Communications Equipment	6,600	9,664
Guangzhou Kingmed Diagnostics Group Co. Ltd.	Health Care Providers & Services	2,200	54,404
Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	70,400	80,319
	Electronic Equipment, Instruments &
Guangzhou Shiyuan Electronic Technology Co. Ltd., A	Components	700	13,466
Guangzhou TInc.i Materials Technology Co. Ltd.	Chemicals	3,530	58,232
Guangzhou Wondfo Biotech Co. Ltd., A	Health Care Equipment & Supplies	2,200	22,028
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., A	Capital Markets	4,400	8,622
Guangzhou Zhujiang Brewery Co. Ltd.	Beverages	6,600	11,176
[a] Guizhou Bailing Group Pharmaceutical Co. Ltd., A	Pharmaceuticals	6,600	7,519
[a] Guizhou Xinbang Pharmaceutical Co. Ltd.	Pharmaceuticals	6,600	10,706
Guolian Securities Co. Ltd., A	Capital Markets	4,400	10,488
Guosen Securities Co. Ltd.	Capital Markets	17,600	29,284
[a] Guosheng Financial Holding Inc.	Electrical Equipment	6,600	11,635
[b] Guotai Junan Securities Co. Ltd., 144A	Capital Markets	35,200	50,041
Guotai Junan Securities Co. Ltd., A	Capital Markets	24,200	64,200
[a] Guoxuan High-Tech Co. Ltd.	Electrical Equipment	4,400	29,665
Guoyuan Securities Co. Ltd.	Capital Markets	15,400	18,997
[b,d] Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	44,000	231,733

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Haier Smart Home Co. Ltd., A	Household Durables	19,800	79,404
[a] Haier Smart Home Co. Ltd., H	Household Durables	101,200	353,151
Haitian International Holdings Ltd.	Machinery	27,000	90,570
Haitong Securities Co. Ltd., A	Capital Markets	30,800	54,823
Haitong Securities Co. Ltd., H	Capital Markets	149,600	130,994
Han's Laser Technology Industry Group Co. Ltd., A	Machinery	2,200	13,753
[a] Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	4,400	23,209
Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	11,000	7,134
	Semiconductors & Semiconductor
Hangzhou First Applied Material Co. Ltd., A	Equipment	2,560	41,656
Hangzhou Oxygen Plant Group Co. Ltd.	Machinery	2,200	11,778
Hangzhou Robam Appliances Co. Ltd., A	Household Durables	2,200	15,834
Hangzhou Shunwang Technology Co. Ltd.	Entertainment	2,200	4,406
Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	2,200	65,821
[b,d] Hangzhou Tigermed Consulting Co. Ltd., H, 144A , Reg S	Life Sciences Tools & Services	5,500	128,898
[b] Hansoh Pharmaceutical Group Co. Ltd., 144A	Pharmaceuticals	44,000	192,638
Harbin Boshi Automation Co. Ltd.	Machinery	4,400	8,669
Hefei Meiya Optoelectronic Technology Inc.	Machinery	2,200	18,987
Heilongjiang Agriculture Co. Ltd., A	Food Products	6,600	15,282
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	11,000	54,141
Hengan International Group Co. Ltd.	Personal Products	33,000	220,967
	Electronic Equipment, Instruments &
Hengdian Group DMEGC Magnetics Co. Ltd.	Components	6,600	13,280
Hengli Petrochemical Co. Ltd., A	Chemicals	11,000	44,675
[a] HengTen Networks Group Ltd.	Internet & Direct Marketing Retail	106,800	85,403
Hengyi Petrochemical Co. Ltd., A	Chemicals	11,000	20,346
[a] Hesteel Co. Ltd.	Metals & Mining	24,200	9,214
Hithink RoyalFlush Information Network Co. Ltd., A	Capital Markets	2,200	38,403
	Electronic Equipment, Instruments &
Holitech Technology Co. Ltd.	Components	13,200	7,294
Hongfa Technology Co. Ltd., A	Electrical Equipment	2,200	21,350
Hongta Securities Co. Ltd., A	Capital Markets	4,400	9,235
Hopson Development Holdings Ltd.	Real Estate Management & Development	27,000	123,773
	Semiconductors & Semiconductor
[a,b,d] Hua Hong Semiconductor Ltd., 144A, Reg S	Equipment	22,000	121,532
Huaan Securities Co. Ltd., A	Capital Markets	11,260	9,707
	Independent Power and Renewable
Huadian Power International Corp. Ltd., A	Electricity Producers	24,200	12,885
	Independent Power and Renewable
Huadian Power International Corp. Ltd., H	Electricity Producers	88,000	28,669
Huadong Medicine Co. Ltd., A	Health Care Providers & Services	4,400	31,334
Huafa Industrial Co. Ltd. Zhuhai, A	Real Estate Management & Development	8,800	9,180
Huafon Chemical Co. Ltd.	Chemicals	11,000	24,176
	Electronic Equipment, Instruments &
Huagong Tech Co. Ltd.	Components	4,400	16,018
Huaibei Mining Holdings Co. Ltd., A	Metals & Mining	8,800	16,631
Hualan Biological Engineering Inc.	Biotechnology	5,060	28,727
	Independent Power and Renewable
Huaneng Power International Inc., A	Electricity Producers	24,200	15,807
	Independent Power and Renewable
Huaneng Power International Inc., H	Electricity Producers	176,000	68,897
Huapont Life Sciences Co. Ltd.	Chemicals	4,400	4,229
[b] Huatai Securities Co. Ltd., 144A	Capital Markets	74,800	109,804
Huatai Securities Co. Ltd., A	Capital Markets	24,200	59,181
Huaxi Securities Co. Ltd.	Capital Markets	6,600	9,837
Huaxia Bank Co. Ltd., A	Banks	50,600	48,479
Huaxin Cement Co. Ltd., A	Construction Materials	4,400	11,966
Huaxin Cement Co. Ltd., B	Construction Materials	15,400	28,798
Huayu Automotive Systems Co. Ltd.	Auto Components	8,800	35,781
Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	17,600	9,861
	Independent Power and Renewable
Hubei Energy Group Co. Ltd.	Electricity Producers	24,200	17,192
Hubei Xinyangfeng Fertilizer Co. Ltd.	Chemicals	4,400	10,644
Huizhou Desay Sv Automotive Co. Ltd.	Household Durables	2,200	37,484

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Humanwell Healthcare Group Co. Ltd., A	Pharmaceuticals	4,400	19,253
Hunan Valin Steel Co. Ltd., A	Metals & Mining	19,800	20,226
Hundsun Technologies Inc., A	Software	3,300	47,629
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia	Oil, Gas & Consumable Fuels	4,400	7,089
[a] HyUnion Holding Co. Ltd.	Auto Components	6,600	5,578
Iflytek Co. Ltd.	Software	6,600	69,035
	Independent Power and Renewable
IInner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., A	Electricity Producers	26,400	9,521
Industrial and Commercial Bank of China Ltd.	Banks	239,800	191,889
Industrial and Commercial Bank of China Ltd., H	Banks	3,542,000	2,079,814
Industrial Bank Co. Ltd., A	Banks	63,800	202,928
Industrial Securities Co. Ltd., A	Capital Markets	22,000	32,893
	Semiconductors & Semiconductor
Ingenic Semiconductor Co. Ltd., A	Equipment	2,200	34,365
[a] Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	121,000	29,029
Inner Mongolia First Machinery Group Co. Ltd., A	Machinery	6,600	10,338
Inner Mongolia Junzheng Energy & Chemical Industry Group Co.
Ltd., A	Chemicals	22,000	17,332
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	19,800	112,870
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	46,200	30,815
[a,b] Innovent Biologics Inc., 144A	Biotechnology	58,500	682,111
	Technology Hardware, Storage &
Inspur Electronic Information Industry Co. Ltd.	Peripherals	4,508	19,627
Intco Medical Technology Co. Ltd.	Health Care Equipment & Supplies	1,050	20,282
[a,c] Iqiyi Inc., ADR	Entertainment	13,574	211,483
	Semiconductors & Semiconductor
[a] JA Solar Technology Co. Ltd., A	Equipment	4,400	33,370
Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	2,200	29,407
Jason Furniture Hangzhou Co. Ltd., A	Household Durables	2,200	26,315
[a,b] JD Health International Inc., 144A	Internet & Direct Marketing Retail	8,800	126,121
[a] JD.com Inc., ADR	Internet & Direct Marketing Retail	28,358	2,263,252
Jiajiayue Group Co. Ltd., A	Food & Staples Retailing	2,200	5,915
Jiangling Motors Corp. Ltd., A	Automobiles	2,200	7,978
	Semiconductors & Semiconductor
[a] Jiangsu Changjiang Electronics Technology Co. Ltd., A	Equipment	6,600	38,492
Jiangsu Eastern Shenghong Co. Ltd.	Chemicals	11,500	37,201
Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	6,600	9,970
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	54,000	61,121
Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	3,480	46,279
Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	20,940	220,295
Jiangsu King's Luck Brewery JSC Ltd	Beverages	4,400	36,884
Jiangsu Linyang Energy Co. Ltd., A	Electrical Equipment	6,600	8,469
Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	5,000	160,350
Jiangsu Yangnong Chemical Co. Ltd., A	Chemicals	900	15,570
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	Health Care Equipment & Supplies	2,200	12,984
Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	13,200	12,095
Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	11,000	17,026
Jiangxi Copper Co. Ltd., A	Metals & Mining	6,600	22,862
Jiangxi Copper Co. Ltd., H	Metals & Mining	44,000	90,087
Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	8,800	16,276
Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	4,400	10,549
Jinduicheng Molybdenum Co. Ltd., A	Metals & Mining	6,600	6,620
Jinke Properties Group Co. Ltd.	Real Estate Management & Development	17,600	15,773
[b,d] Jinxin Fertility Group Ltd., 144A, Reg S	Health Care Providers & Services	62,000	156,480
JiuGui Liquor Co. Ltd., A	Beverages	900	35,605
JoInc.are Pharmaceutical Group Industry Co. Ltd., A	Pharmaceuticals	6,600	14,026
Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	6,600	15,701
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A	Food Products	2,200	14,308
Joyoung Co. Ltd.	Household Durables	2,200	11,063
JOYY Inc., ADR	Interactive Media & Services	2,376	156,745
[a] KE Holdings Inc., ADR	Real Estate Management & Development	10,384	495,109
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	33,000	183,148
Kingdee International Software Group Co. Ltd.	Software	118,000	400,381

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Kingfa Sci & Tech Co. Ltd., A	Chemicals	8,800	28,412
[a] Kingsoft Cloud Holdings Ltd., ADR	IT Services	4,136	140,334
Kingsoft Corp. Ltd.	Software	37,000	221,785
[a,b] Kuaishou Technology, 144A, B	Interactive Media & Services	12,200	306,027
[a] Kuang-Chi Technologies Co. Ltd.	Auto Components	6,600	21,258
Kunlun Tech Co. Ltd.	Entertainment	4,400	11,155
Kweichow Moutai Co. Ltd., A	Beverages	4,000	1,273,331
KWG Group Holdings Ltd.	Real Estate Management & Development	55,000	73,656
[a,d] KWG Living Group Holdings Ltd., Reg S	Real Estate Management & Development	44,500	57,073
Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	8,800	29,102
Laobaixing Pharmacy Chain JSC	Food & Staples Retailing	2,200	17,938
	Technology Hardware, Storage &
[b,e] Legend Holdings Corp., 144A	Peripherals	24,200	39,763
	Electronic Equipment, Instruments &
Lens Technology Co. Ltd.	Components	15,400	70,101
Leo Group Co. Ltd.	Media	24,200	8,765
Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	6,600	32,812
	Electronic Equipment, Instruments &
Leyard Optoelectronic Co. Ltd.	Components	6,600	7,988
[a,c] Li Auto Inc., ADR	Automobiles	20,526	717,178
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	99,000	1,208,522
	Electronic Equipment, Instruments &
LianChuang Electronic Technology Co. Ltd.	Components	5,060	10,299
Lianhe Chemical Technology Co. Ltd.	Chemicals	2,200	9,500
Liaoning Cheng Da Co. Ltd., A	Distributors	4,400	14,172
Liaoning Port Co. Ltd., A	Transportation Infrastructure	37,400	9,899
Livzon Pharmaceutical Group Inc.	Pharmaceuticals	2,200	17,032
Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	6,600	32,508
Logan Group Co. Ltd.	Real Estate Management & Development	44,000	65,837
Lomon Billions Group Co. Ltd.	Chemicals	6,600	35,325
[b,d] Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	85,260	477,579
	Semiconductors & Semiconductor
LONGi Green Energy Technology Co. Ltd., A	Equipment	16,800	231,009
Luenmei Quantum Co. Ltd., A	Water Utilities	4,400	6,082
[a,c] Lufax Holding Ltd., ADR	Consumer Finance	24,882	281,167
Luxi Chemical Group Co. Ltd., A	Chemicals	6,600	19,133
	Electronic Equipment, Instruments &
Luxshare Precision Industry Co. Ltd., A	Components	22,099	157,341
[b] Luye Pharma Group Ltd., 144A	Pharmaceuticals	77,000	50,667
Luzhou Laojiao Co. Ltd., A	Beverages	4,700	171,637
Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	11,000	7,304
Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	44,000	19,094
Maccura Biotechnology Co. Ltd.	Life Sciences Tools & Services	2,200	14,332
Mango Excellent Media Co. Ltd.	Entertainment	6,630	70,396
	Electronic Equipment, Instruments &
Maxscend Microelectronics Co. Ltd., A	Components	1,020	84,857
[a] Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	13,200	18,612
[a,b] Meituan Dianping, 144A	Internet & Direct Marketing Retail	174,600	7,203,569
Metallurgical Corp. of China Ltd.	Construction & Engineering	110,000	25,638
Metallurgical Corp. of China Ltd., A	Construction & Engineering	48,400	22,324
Ming Yuan Cloud Group Holdings Ltd.	Software	22,000	109,209
[a,c] MINISO Group Holding Ltd., ADR	Multiline Retail	3,124	64,948
Momo, Inc., ADR	Interactive Media & Services	7,326	112,161
	Semiconductors & Semiconductor
Montage Technology Co. Ltd.	Equipment	2,917	28,164
Muyuan Foods Co. Ltd.	Food Products	15,960	150,241
NanJi E-Commerce Co. Ltd.	Media	8,800	13,307
Nanjing Hanrui Cobalt Co. Ltd., A	Metals & Mining	800	9,762
Nanjing Iron & Steel Co. Ltd., A	Metals & Mining	22,000	12,122
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	Pharmaceuticals	2,500	16,155
Nanjing Securities Co. Ltd., A	Capital Markets	13,200	21,493
[a] Nanyang Topsec Technologies Group Inc., A	Electrical Equipment	4,400	13,464
Nari Technology Development Co. Ltd., A	Electrical Equipment	18,480	66,473

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Semiconductors & Semiconductor
NAURA Technology Group Co. Ltd., A	Equipment	1,300	55,812
NavInfo Co. Ltd.	Household Durables	6,600	15,017
NetEase Inc., ADR	Entertainment	13,112	1,511,158
New China Life Insurance Co. Ltd., A	Insurance	6,600	46,899
New China Life Insurance Co. Ltd., H	Insurance	41,800	142,637
[a] New Hope Liuhe Co. Ltd.	Food Products	15,400	34,967
[a] New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	67,430	552,252
Newland Digital Technology Co. Ltd.	Software	4,400	11,298
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	72,000	92,343
	Technology Hardware, Storage &
Ninestar Corp.	Peripherals	2,200	10,965
Ningbo Joyson Electronic Corp.	Auto Components	4,400	17,380
Ningbo Tuopu Group Co. Ltd., A	Auto Components	2,200	12,745
Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	26,400	16,140
Ningxia Baofeng Energy Group Co. Ltd., A	Chemicals	6,600	13,975
[a] NIO Inc., ADR	Automobiles	58,234	3,098,049
Northeast Securities Co. Ltd.	Capital Markets	8,800	11,509
NSFOCUS Information Technology Co. Ltd.	Software	2,200	5,431
Oceanwide Holdings Co. Ltd.	Diversified Financial Services	8,800	3,133
[a] Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	6,600	21,340
Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	11,000	7,662
	Electronic Equipment, Instruments &
OFILM Group Co. Ltd.	Components	8,800	12,095
[a] OneConnect Financial Technology Co. Ltd., ADR	Software	5,478	65,846
Oppein Home Group Inc., A	Household Durables	500	10,986
[b] Orient Securities Co. Ltd. of China, 144A	Capital Markets	35,200	25,519
[a] Ourpalm Co. Ltd.	Entertainment	11,000	7,236
Ovctek China Inc., A	Health Care Equipment & Supplies	2,920	46,800
[a] Pangang Group Vanadium Titanium & Resources Co. Ltd., A	Metals & Mining	28,600	10,137
People.cn Co. Ltd.	Media	4,400	11,707
Perfect World Co. Ltd.	Entertainment	4,400	16,283
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	924,000	449,754
Pharmaron Beijing Co. Ltd., A	Life Sciences Tools & Services	1,000	33,585
[b,d] Pharmaron Beijing Co. Ltd., H, 144A, Reg S	Life Sciences Tools & Services	6,600	175,924
PICC Property and Casualty Co. Ltd., H	Insurance	308,000	269,694
[a] Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	16,698	2,120,980
Ping An Bank Co. Ltd., A	Banks	63,800	223,369
[a,b,d] Ping An Healthcare and Technology Co. Ltd., 144A, Reg S	Health Care Technology	17,600	219,154
Ping An Insurance Group Co. of China Ltd., A	Insurance	35,200	350,210
Ping An Insurance Group Co. of China Ltd., H	Insurance	268,000	2,624,491
Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	39,600	73,796
Poly Property Services Co. Ltd., H	Real Estate Management & Development	5,400	36,645
[b] Pop Mart International Group Ltd., 144A	Specialty Retail	8,800	87,254
[b] Postal Savings Bank of China Co. Ltd., 144A	Banks	418,000	281,507
Power Construction Corp. of China Ltd.	Construction & Engineering	39,600	23,720
Proya Cosmetics Co. Ltd.	Personal Products	300	9,134
Qingdao Rural Commercial Bank Corp., A	Banks	6,600	4,372
Qingdao TGOOD Electric Co. Ltd.	Electrical Equipment	2,200	10,253
	Electronic Equipment, Instruments &
Raytron Technology Co. Ltd., A	Components	948	14,648
[a,b] Red Star Macalline Group Corp. Ltd., 144A	Real Estate Management & Development	27,600	19,440
Red Star Macalline Group Corp. Ltd., A	Real Estate Management & Development	4,600	8,544
[a,b] Remegen Co. Ltd., H, 144A	Biotechnology	3,500	53,362
RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	11,000	9,602
[a,c] RLX Technology Inc., ADR	Tobacco	6,011	52,476
Rongsheng Petro Chemical Co. Ltd.	Chemicals	9,700	25,928
SAIC Motor Corp Ltd	Automobiles	30,800	104,735
	Semiconductors & Semiconductor
Sanan Optoelectronics Co. Ltd., A	Equipment	13,200	65,481
Sangfor Technologies Inc.	Software	300	12,049
Sansteel Minguang Co. Ltd.	Metals & Mining	4,400	4,590
Sany Heavy Industry Co. Ltd., A	Machinery	26,400	118,784
SDIC Capital Co. Ltd., A	Capital Markets	13,360	17,556

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Independent Power and Renewable
SDIC Power Holdings Co. Ltd., A	Electricity Producers	22,000	32,723
Sealand Securities Co. Ltd.	Capital Markets	18,640	12,233
Seazen Group Ltd.	Real Estate Management & Development	88,000	83,401
Seazen Holdings Co. Ltd., A	Real Estate Management & Development	6,600	42,496
SF Holding Co. Ltd.	Air Freight & Logistics	8,800	92,211
	Semiconductors & Semiconductor
SG Micro Corp., A	Equipment	450	17,603
Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	24,200	44,386
Shaanxi International Trust Co. Ltd.	Capital Markets	15,400	7,675
Shandong Chenming Paper Holdings Ltd., A	Paper & Forest Products	6,600	8,315
Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	37,400	21,624
Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	22,000	13,711
Shandong Denghai Seeds Co. Ltd.	Food Products	2,200	5,145
[b,d] Shandong Gold Mining Co. Ltd., 144A, Reg S	Metals & Mining	28,000	49,540
Shandong Gold Mining Co. Ltd., A	Metals & Mining	11,684	34,758
Shandong Hi-speed Co. Ltd., A	Transportation Infrastructure	8,800	8,377
Shandong Himile Mechanical Science & Technology Co. Ltd.	Machinery	2,200	9,092
Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	5,480	26,251
Shandong Linglong Tyre Co. Ltd., A	Auto Components	2,200	14,894
Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	33,000	18,388
Shandong Pharmaceutical Glass Co. Ltd., A	Health Care Equipment & Supplies	2,200	11,560
Shandong Sinocera Functional Material Co. Ltd., A	Chemicals	2,200	16,600
Shandong Sun Paper Industry JSC Ltd., A	Paper & Forest Products	8,800	18,183
Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	108,500	253,162
[a] Shanghai 2345 Network Holding Group Co. Ltd.	Software	13,200	4,147
Shanghai AJ Group Co. Ltd., A	Diversified Financial Services	6,600	7,130
Shanghai Bailian Group Co. Ltd.	Food & Staples Retailing	4,400	13,723
Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	8,800	8,439
Shanghai Bairun Investment Holding Group Co. Ltd.	Beverages	2,960	43,427
Shanghai Baosight Software Co. Ltd., A	Software	2,770	21,823
Shanghai Baosight Software Co. Ltd., B	Software	16,946	55,752
Shanghai Construction Group Co. Ltd., A	Construction & Engineering	26,400	11,278
Shanghai Dazhong Public Utilities Group Co. Ltd., A	Gas Utilities	13,200	7,294
[a] Shanghai Electric Group Co. Ltd., A	Electrical Equipment	26,400	17,325
[a] Shanghai Electric Group Co. Ltd., H	Electrical Equipment	132,000	35,185
	Independent Power and Renewable
Shanghai Electric Power Co. Ltd., A	Electricity Producers	11,000	11,765
Shanghai Environment Group Co. Ltd., A	Commercial Services & Supplies	4,400	8,152
Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	6,600	73,683
Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	22,000	177,624
Shanghai Huayi Group Co. Ltd., B	Chemicals	13,200	8,158
Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	6,100	45,442
Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	37,400	27,612
Shanghai Jahwa United Co. Ltd., A	Personal Products	2,200	20,478
Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	6,600	12,943
Shanghai Jinjiang International Hotels Co. Ltd., A	Hotels, Restaurants & Leisure	2,200	19,392
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., A	Real Estate Management & Development	2,200	4,648
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., B	Real Estate Management & Development	13,200	12,870
[a] Shanghai Junshi Biosciences Co. Ltd., A	Biotechnology	569	7,152
[a,b,d] Shanghai Junshi Biosciences Co. Ltd., H, 144A, Reg S	Biotechnology	4,400	36,545
Shanghai Lingang Holdings Corp. Ltd.	Real Estate Management & Development	5,200	14,407
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A	Real Estate Management & Development	6,600	13,607
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	Real Estate Management & Development	50,600	47,007
Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	2,200	28,794
Shanghai Mechanical and Electrical Industry Co. Ltd., A	Machinery	2,200	5,533
Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	8,800	11,827
Shanghai Pharmaceuticals Holding Co. Ltd., A	Health Care Providers & Services	6,600	21,585
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	39,600	86,483
Shanghai Pudong Development Bank Co. Ltd., A	Banks	94,615	146,444
Shanghai Putailai New Energy Technology Co. Ltd., A	Chemicals	2,260	47,783
Shanghai RAAS Blood Products Co. Ltd., A	Biotechnology	19,800	22,954
Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	24,200	7,236
Shanghai Shimao Co. Ltd., A	Real Estate Management & Development	8,800	5,503

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	13,200	10,808
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	6,600	6,376
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A	Specialty Retail	13,200	23,679
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A	Real Estate Management & Development	4,400	12,442
Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	48,400	12,003
Shanxi Lu'an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	8,800	16,086
Shanxi Securities Co. Ltd.	Capital Markets	11,200	11,632
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	2,800	194,154
Shanxi Xishan Coal & Electricity Power Co. Ltd.	Oil, Gas & Consumable Fuels	11,000	14,148
[a] Shanying International Holding Co. Ltd., A	Paper & Forest Products	17,600	9,398
	Independent Power and Renewable
Shenergy Co. Ltd., A	Electricity Producers	19,800	18,817
[a] Shenghe Resources Holding Co. Ltd., A	Metals & Mining	6,600	17,734
	Electronic Equipment, Instruments &
Shengyi Technology Co. Ltd., A	Components	8,800	31,886
	Electronic Equipment, Instruments &
Shennan Circuits Co. Ltd., A	Components	1,100	18,921
Shenwan Hongyuan Group Co. Ltd.	Capital Markets	74,800	54,182
[b,d] Shenwan Hongyuan Group Co. Ltd., 144A, Reg S	Capital Markets	88,000	23,570
Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	2,200	6,374
Shenzhen Agricultural Products Group Co. Ltd.	Food & Staples Retailing	6,600	5,639
[a] Shenzhen Airport Co. Ltd.	Transportation Infrastructure	8,800	10,583
Shenzhen Capchem Technology Co. Ltd., A	Chemicals	2,200	34,085
	Independent Power and Renewable
Shenzhen Energy Group Co. Ltd.	Electricity Producers	17,600	24,980
	Electronic Equipment, Instruments &
Shenzhen Everwin Precision Technology Co. Ltd.	Components	2,580	8,226
Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	44,000	42,494
Shenzhen Gas Corporation Ltd., A	Gas Utilities	7,300	7,412
	Semiconductors & Semiconductor
Shenzhen Goodix Technology Co. Ltd., A	Equipment	200	4,013
[b] Shenzhen Hepalink Pharmaceutical Group Co. Ltd., 144A	Pharmaceuticals	11,000	14,958
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	2,200	5,424
Shenzhen Huaqiang Industry Co. Ltd.	Real Estate Management & Development	4,400	11,516
[a] Shenzhen Infogem Technologies Co. Ltd., A	Software	2,200	6,010
Shenzhen Inovance Technology Co. Ltd.	Machinery	7,550	86,779
Shenzhen International Holdings Ltd.	Transportation Infrastructure	44,000	60,851
Shenzhen Investment Ltd.	Real Estate Management & Development	88,000	27,083
Shenzhen Jinjia Group Co. Ltd.	Containers & Packaging	4,400	7,246
	Technology Hardware, Storage &
Shenzhen Kaifa Technology Co. Ltd.	Peripherals	4,400	13,035
Shenzhen Kangtai Biological Products Co. Ltd.	Biotechnology	2,200	50,736
Shenzhen Kingdom Sci-Tech Co. Ltd., A	Software	2,200	4,917
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	2,900	215,474
[a] Shenzhen MTC Co. Ltd.	Household Durables	15,400	14,468
[a] Shenzhen Neptunus Bioengineering Co. Ltd.	Health Care Providers & Services	13,200	6,660
Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	24,200	27,868
[a] Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	2,200	11,203
	Semiconductors & Semiconductor
Shenzhen SC New Energy Technology Corp., A	Equipment	500	8,978
Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	2,200	10,515
Shenzhen Yan Tian Port Holding Co. Ltd., A	Transportation Infrastructure	6,600	5,659
Shenzhen YUTO Packaging Technology Co. Ltd.	Containers & Packaging	2,200	10,110
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A	Metals & Mining	11,000	7,696
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	33,000	833,302
[a] Shijiazhuang Changshan BeiMing Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	6,600	11,737
Shijiazhuang Yiling Pharmaceutical Co. Ltd.	Pharmaceuticals	2,200	9,929
[b] Shimao Services Holdings Ltd., 144A	Real Estate Management & Development	22,000	76,064
[a] Siasun Robot & Automation Co. Ltd.	Machinery	4,400	7,267
	Independent Power and Renewable
Sichuan Chuantou Energy Co Ltd., A	Electricity Producers	13,200	25,191
Sichuan Expressway Co. Ltd., H	Transportation Infrastructure	44,000	10,029
Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	4,400	13,586
Sichuan Languang Development Co. Ltd., A	Real Estate Management & Development	8,800	4,018

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Sichuan Road & Bridge Co. Ltd., A	Construction & Engineering	15,400	14,945
Sichuan Swellfun Co. Ltd., A	Beverages	2,200	43,024
Sieyuan Electric Co. Ltd.	Electrical Equipment	2,200	10,484
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	143,000	31,304
Sinolink Securities Co. Ltd., A	Capital Markets	8,800	17,284
Sinoma International Engineering Co.	Construction & Engineering	6,600	9,368
Sinoma Science & Technology Co. Ltd.	Chemicals	6,600	26,734
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	66,000	42,749
[a] Sinopec Oilfield Service Corp.	Energy Equipment & Services	132,000	12,238
[a] Sinopec Oilfield Service Corp., A	Energy Equipment & Services	19,800	6,037
Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	11,000	6,402
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	176,000	41,021
Sinopharm Group Co. Ltd., H	Health Care Providers & Services	52,800	157,057
Sinotrans Ltd., A	Air Freight & Logistics	17,600	13,757
Sinotrans Ltd., H	Air Freight & Logistics	88,000	36,601
Sinotruk Hong Kong Ltd.	Machinery	33,000	70,710
Skshu Paint Co. Ltd., A	Chemicals	980	26,696
[b] Smoore International Holdings Ltd., 144A	Tobacco	76,000	421,306
[a] Soho China Ltd.	Real Estate Management & Development	88,000	47,253
Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	7,260	18,878
SooChow Securities Co. Ltd., A	Capital Markets	12,080	15,593
Southwest Securities Co. Ltd., A	Capital Markets	24,200	18,241
Spring Airlines Co. Ltd., A	Airlines	2,200	19,375
[a] STO Express Co. Ltd.	Air Freight & Logistics	4,400	5,189
Sunac China Holdings Ltd.	Real Estate Management & Development	114,000	391,213
[a,b] Sunac Services Holdings Ltd., 144A	Real Estate Management & Development	23,898	88,781
Sungrow Power Supply Co. Ltd.	Electrical Equipment	4,400	78,359
[a] Suning Universal Co. Ltd.	Real Estate Management & Development	11,000	14,114
Suning.com Co. Ltd.	Specialty Retail	28,000	24,226
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	29,900	944,837
Sunwoda Electronic Co. Ltd., A	Electrical Equipment	4,400	22,174
Suofeiya Home Collection Co. Ltd.	Household Durables	2,200	8,240
Suzhou Anjie Technology Co. Ltd., A	Electrical Equipment	2,200	4,982
	Electronic Equipment, Instruments &
Suzhou Dongshan Precision Manufacturing Co. Ltd., A	Components	6,600	21,289
Suzhou Gold Mantis Construction Decoration Co. Ltd.	Construction & Engineering	6,600	8,091
[a] Tahoe Group Co. Ltd.	Real Estate Management & Development	11,000	3,678
Taiji Computer Corp. Ltd.	IT Services	2,200	6,831
[a] TAL Education Group, ADR	Diversified Consumer Services	19,800	499,554
Tangshan Jidong Cement Co. Ltd.	Construction Materials	2,200	4,205
TangShan Port Group Co. Ltd., A	Transportation Infrastructure	15,400	5,744
Tangshan Sanyou Chemical Industries Co. Ltd., A	Chemicals	6,800	10,641
TBEA Co. Ltd., A	Electrical Equipment	11,000	21,878
TCL Corp.	Household Durables	46,200	54,703
Tencent Holdings Ltd.	Interactive Media & Services	269,400	20,259,160
[a] Tencent Music Entertainment Group, ADR	Entertainment	26,092	403,904
[a] The China Pacific Securities Co. Ltd., A	Capital Markets	22,000	11,543
The People's Insurance Co. Group of China Ltd., H	Insurance	374,000	124,733
Thunder Software Technology Co. Ltd.	Software	2,200	53,481
Tian Di Science & Technology Co. Ltd., A	Machinery	4,400	2,656
[a] Tianfeng Securities Co. Ltd., A	Capital Markets	19,850	14,932
Tianjin 712 Communication & Broadcasting Co. Ltd., A	Communications Equipment	2,200	12,293
Tianjin Chase Sun Pharmaceutical Co. Ltd.	Pharmaceuticals	13,200	8,683
	Semiconductors & Semiconductor
Tianjin Zhonghuan Semiconductor Co. Ltd.	Equipment	8,800	52,575
	Electronic Equipment, Instruments &
Tianma Microelectronics Co. Ltd.	Components	6,600	14,485
	Semiconductors & Semiconductor
Tianshui Huatian Technology Co. Ltd., A	Equipment	8,800	20,962
Times China Holdings Ltd.	Real Estate Management & Development	33,000	37,734
[a,d] Tongcheng-Elong Holdings Ltd., Reg S	Internet & Direct Marketing Retail	38,800	97,127
	Semiconductors & Semiconductor
TongFu Microelectronics Co. Ltd., A	Equipment	4,400	16,372

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Tonghua Dongbao Pharmaceutical Co. Ltd.	Pharmaceuticals	4,400	8,131
Tongkun Group Co. Ltd., A	Chemicals	6,600	24,609
Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	39,600	16,671
Tongwei Co. Ltd., A	Food Products	13,200	88,404
[a] Topchoice Medical Investment Corp., A	Health Care Providers & Services	900	57,253
[b] Topsports International Holdings Ltd., 144A	Specialty Retail	66,000	108,104
TravelSky Technology Ltd., H	IT Services	44,000	94,959
[a] Trip.com Group Ltd., ADR	Internet & Direct Marketing Retail	23,892	847,210
Tsingtao Brewery Co. Ltd., A	Beverages	2,200	39,380
Tsingtao Brewery Co. Ltd., H	Beverages	22,400	241,138
	Semiconductors & Semiconductor
Unigroup Guoxin Microelectronics Co. Ltd.	Equipment	2,200	52,504
	Electronic Equipment, Instruments &
Unisplendour Corp. Ltd.	Components	4,400	14,901
	Electronic Equipment, Instruments &
Universal Scientific Industrial Shanghai Co. Ltd., A	Components	4,400	11,448
Valiant Co. Ltd., A	Chemicals	4,400	12,109
[a] Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	19,712	395,817
Visual China Group Co. Ltd., A	Internet & Direct Marketing Retail	2,200	4,403
Walvax Biotechnology Co. Ltd.	Biotechnology	4,400	42,019
Wangfujing Group Co. Ltd., A	Multiline Retail	2,200	9,834
Wangsu Science & Technology Co. Ltd.	IT Services	8,800	7,968
Wanhua Chemical Group Co. Ltd., A	Chemicals	11,000	185,273
Wanxiang Qianchao Co. Ltd.	Auto Components	11,000	9,041
[a] Weibo Corp., ADR	Interactive Media & Services	2,486	130,813
Weichai Power Co. Ltd., A	Machinery	19,800	54,765
Weichai Power Co. Ltd., H	Machinery	91,000	202,252
Weifu High-Technology Co. Ltd., B	Auto Components	6,600	13,131
Weifu High-Technology Group Co. Ltd., A	Auto Components	2,200	7,093
Weihai Guangwei Composites Co. Ltd., A	Chemicals	2,200	25,862
Wens Foodstuffs Group Co. Ltd.	Food Products	6,600	14,679
Western Securities Co. Ltd.	Capital Markets	15,400	19,665
Western Superconducting Technologies Co. Ltd., A	Metals & Mining	948	9,518
	Electronic Equipment, Instruments &
Westone Information Industry Inc.	Components	2,200	6,633
	Semiconductors & Semiconductor
Will Semiconductor Ltd., A	Equipment	2,200	109,645
	Electronic Equipment, Instruments &
Wingtech Technology Co. Ltd., A	Components	4,400	65,991
Winning Health Technology Group Co. Ltd.	Health Care Technology	7,500	18,887
Wolong Electric Group Co. Ltd., A	Electrical Equipment	4,400	9,058
Wuchan Zhongda Group Co. Ltd., A	Distributors	17,600	21,439
	Electronic Equipment, Instruments &
Wuhan Guide Infrared Co. Ltd.	Components	8,138	34,739
Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co.
Ltd.	Entertainment	4,400	16,358
Wuliangye Yibin Co. Ltd., A	Beverages	12,100	557,894
	Electronic Equipment, Instruments &
WUS Printed Circuit Kunshan Co. Ltd.	Components	4,400	10,535
[b] WuXi AppTec Co. Ltd., 144A	Life Sciences Tools & Services	14,520	338,981
WuXi AppTec Co. Ltd., A	Life Sciences Tools & Services	3,060	74,164
[a,b] WuXi Biologics (Cayman) Inc., 144A	Life Sciences Tools & Services	143,500	2,629,467
	Electronic Equipment, Instruments &
Wuxi Lead Intelligent Equipment Co. Ltd.	Components	3,280	30,531
XCMG Construction Machinery Co. Ltd.	Machinery	28,600	28,198
Xiamen C & D Inc., A	Trading Companies & Distributors	11,000	13,791
Xiamen ITG Group Corp. Ltd., A	Trading Companies & Distributors	8,800	11,182
	Electronic Equipment, Instruments &
Xiamen Meiya Pico Information Co. Ltd.	Components	2,200	5,925
Xiamen Tungsten Co. Ltd., A	Metals & Mining	4,400	14,186
	Technology Hardware, Storage &
[a,b] Xiaomi Corp., B, 144A	Peripherals	594,000	2,065,196
Xinfengming Group Co. Ltd., A	Chemicals	2,200	6,912
Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	22,000	15,751

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Xinjiang Goldwind Science & Technology Co. Ltd.	Electrical Equipment	11,000	20,703
Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	30,800	48,148
Xinjiang Zhongtai Chemical Co. Ltd., A	Chemicals	6,600	10,491
Xinxing Ductile Iron Pipes Co. Ltd.	Metals & Mining	15,400	8,867
	Semiconductors & Semiconductor
Xinyi Solar Holdings Ltd.	Equipment	194,000	418,684
[a,c] XPeng Inc., ADR	Automobiles	17,622	782,769
Xuji Electric Co. Ltd.	Electrical Equipment	4,400	8,622
[b,d] Yadea Group Holdings Ltd., 144A, Reg S	Automobiles	44,000	94,619
Yango Group Co. Ltd.	Real Estate Management & Development	15,400	12,395
[b,d] Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., 144A, Reg S	Communications Equipment	11,000	13,980
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	96,800	101,538
Yantai Changyu Pioneer Wine Co. Ltd., A	Beverages	2,200	12,647
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	8,800	18,029
Yantai Eddie Precision Machinery Co. Ltd., A	Machinery	2,960	19,641
Yantai Jereh Oilfield Services Group Co. Ltd.	Energy Equipment & Services	2,200	15,221
Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	4,400	10,461
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	88,000	118,303
[a,c] Yatsen Holding Ltd., ADR	Personal Products	3,036	28,447
Yealink Network Technology Corp. Ltd.	Communications Equipment	2,800	36,317
Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	4,400	11,748
Yifeng Pharmacy Chain Co. Ltd.	Food & Staples Retailing	1,690	14,672
Yihai International Holding Ltd.	Food Products	22,000	147,737
Yihai Kerry Arawana Holdings Co. Ltd., A	Food Products	4,400	57,860
Yintai Gold Co. Ltd.	Metals & Mining	9,000	13,247
Yonghui Superstores Co. Ltd., A	Food & Staples Retailing	30,800	22,549
Yonyou Network Technology Co. Ltd., A	Software	9,790	50,398
Yotrio Group Co. Ltd.	Leisure Products	8,800	4,781
Youngor Group Co. Ltd., A	Real Estate Management & Development	15,400	15,708
YTO Express Group Co. Ltd., A	Air Freight & Logistics	8,800	13,634
[a] Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	4,400	10,924
Yuexiu Property Co. Ltd.	Real Estate Management & Development	52,800	55,616
Yunda Holding Co. Ltd., A	Air Freight & Logistics	4,700	9,843
[a] Yunnan Aluminium Co. Ltd.	Metals & Mining	10,390	19,137
Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	4,400	78,808
Yunnan Copper Co. Ltd.	Metals & Mining	6,600	13,106
Yunnan Energy New Material Co. Ltd.	Containers & Packaging	2,200	79,714
Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd.	Food & Staples Retailing	2,200	11,274
[a] Yunnan Tin Co. Ltd.	Metals & Mining	4,400	10,917
Yutong Bus Co. Ltd., A	Machinery	6,600	12,759
[a] Zai Lab Ltd., ADR	Biotechnology	2,596	459,466
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.	Pharmaceuticals	2,200	152,652
Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	44,000	41,814
Zhefu Holding Group Co. Ltd.	Electrical Equipment	17,600	13,593
[a] Zhejiang Century Huatong Group Co. Ltd., A	Entertainment	24,200	24,047
Zhejiang China Commodities City Group Co. Ltd., A	Real Estate Management & Development	15,400	12,275
Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	4,400	22,733
	Electronic Equipment, Instruments &
Zhejiang Crystal-Optech Co. Ltd.	Components	4,400	10,004
	Electronic Equipment, Instruments &
Zhejiang Dahua Technology Co. Ltd.	Components	11,000	35,924
Zhejiang Dingli Machinery Co. Ltd.	Machinery	2,200	19,985
Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	62,000	55,167
Zhejiang Hisoar Pharmaceutical Co. Ltd., A	Pharmaceuticals	6,600	8,244
Zhejiang Huace Film & TV Co. Ltd., A	Entertainment	6,600	6,048
Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	4,600	14,866
Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	4,400	77,773
	Semiconductors & Semiconductor
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A	Equipment	3,100	24,231
Zhejiang Juhua Co. Ltd., A	Chemicals	6,600	9,030
Zhejiang Kaishan Compressor Co. Ltd., A	Machinery	4,400	9,786
Zhejiang Longsheng Group Co. Ltd., A	Chemicals	8,800	18,715
Zhejiang Medicine Co. Ltd., A	Pharmaceuticals	2,200	5,452
Zhejiang NHU Co. Ltd.	Pharmaceuticals	7,680	34,092

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery	11,000	40,827
Zhejiang Satellite Petrochemical Co. Ltd.	Chemicals	5,840	35,424
Zhejiang Supor Co. Ltd.	Household Durables	1,400	13,823
Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components	8,800	7,627
Zhejiang Wanliyang Co. Ltd.	Machinery	4,400	5,523
Zhejiang Weixing New Building Materials Co. Ltd., A	Building Products	4,400	14,077
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A	Pharmaceuticals	2,200	21,834
Zhejiang Yasha Decoration Co. Ltd.	Diversified Consumer Services	6,600	8,091
[a] Zhejiang Yongtai Technology Co. Ltd.	Chemicals	4,400	13,614
Zhengzhou Coal Mining Machinery Group Co. Ltd., A	Machinery	4,400	7,920
[a] Zheshang Securities Co. Ltd., A	Capital Markets	4,400	8,908
[a,d] ZhongAn Online P & C Insurance Co. Ltd., Reg S	Insurance	15,400	87,155
Zhongji Innolight Co. Ltd.	Communications Equipment	2,200	13,117
Zhongjin Gold Corp. Ltd., A	Metals & Mining	15,400	20,547
Zhongshan Public Utilities Group Co. Ltd., A	Water Utilities	6,600	8,336
Zhongsheng Group Holdings Ltd.	Specialty Retail	28,500	237,076
[a] Zhongtai Securities Co. Ltd., A	Capital Markets	8,800	14,737
[a] Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	22,000	130,031
Zhuzhou Kibing Group Co. Ltd., A	Building Products	6,600	18,960
Zijin Mining Group Co. Ltd., A	Metals & Mining	61,600	92,388
Zijin Mining Group Co. Ltd., H	Metals & Mining	268,000	360,285
Zoomlion Heavy Industry Science and Technology Co. Ltd.	Machinery	22,000	31,463
Zoomlion Heavy Industry Science and Technology Development Co.
Ltd., H	Machinery	70,400	73,701
ZTE Corp.	Communications Equipment	13,200	67,891
ZTE Corp., H	Communications Equipment	35,200	109,917
ZTO Express Cayman Inc., ADR	Air Freight & Logistics	5,632	170,931
			135,429,950
Hong Kong 4.4%
[a] Alibaba Health Information Technology Ltd.	Health Care Technology	220,000	487,828
[a] Alibaba Pictures Group Ltd.	Entertainment	660,000	91,787
Beijing Enterprises Water Group Ltd.	Water Utilities	264,000	99,945
Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	132,000	94,336
China Everbright Environment Group Ltd.	Commercial Services & Supplies	154,000	87,254
China Everbright Ltd.	Capital Markets	44,000	51,786
China Gas Holdings Ltd.	Gas Utilities	136,400	416,269
China Jinmao Holdings Group Ltd.	Real Estate Management & Development	264,000	88,387
China Mengniu Dairy Co. Ltd.	Food Products	138,000	834,307
China Overseas Land & Investment Ltd.	Real Estate Management & Development	176,000	399,781
	Independent Power and Renewable
China Power International Development Ltd.	Electricity Producers	220,000	48,160
China Resources Beer Holdings Co. Ltd.	Beverages	70,400	632,307
China Resources Gas Group Ltd.	Gas Utilities	36,000	216,023
China Resources Land Ltd.	Real Estate Management & Development	123,400	499,743
China State Construction International Holdings Ltd.	Construction & Engineering	88,000	60,058
China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	88,000	60,284
COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	88,000	68,670
Far East Horizon Ltd.	Diversified Financial Services	88,000	92,013
Geely Automobile Holdings Ltd.	Automobiles	242,000	761,913
Guangdong Investment Ltd.	Water Utilities	136,700	196,446
Health & Happiness H&H International Holdings Ltd.	Food Products	3,400	14,251
Jiayuan International Group Ltd.	Real Estate Management & Development	44,000	18,697
	Electronic Equipment, Instruments &
Kingboard Laminates Holdings Ltd.	Components	47,600	106,774
Kunlun Energy Co. Ltd.	Gas Utilities	132,000	121,702
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	22,000	32,465
Shimao Group Holdings Ltd.	Real Estate Management & Development	66,000	161,816
Shougang Fushan Resources Group Ltd.	Metals & Mining	132,000	38,924

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Sino Biopharmaceutical Ltd.	Pharmaceuticals	440,000	431,736
			6,213,662
Singapore 0.0%†
Yanlord Land Group Ltd.	Real Estate Management & Development	28,600	25,957
Total Common Stocks (Cost $124,333,384)			141,669,569
Short Term Investments 1.2%
Investments from Cash Collateral Received for Loaned Securities 1.2%
United States 1.2%
[f,g] Institutional Fiduciary Trust Portfolio, 0.01%	Money Market Funds	1,760,041	1,760,041
Total Investments (Cost $126,093,425) 100.7%			143,429,610
Other Assets, less Liabilities (0.7)%			(990,726)
Net Assets 100.0%			$142,438,884

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was
$18,610,512, representing 13.1% of net assets.
cA portion or all of the security is on loan at June 30, 2021.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $2,743,793, representing 1.9% of net assets.
eFair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
fThe rate shown is the annualized seven-day effective yield at period end.
gSee Note 5 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI Emerging Markets Index	Long	12	$724,620	9/17/21	$10,320
*As of period end.
Abbreviations
Selected Portfolio

ADR	-	American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin FTSE Europe ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 98.6%
Australia 0.8%
Rio Tinto PLC	Metals & Mining	18,666	$1,534,018
Austria 0.4%
	Semiconductors & Semiconductor
[a] ams AG	Equipment	4,318	86,701
Andritz AG	Machinery	1,190	66,864
[a] Erste Group Bank AG	Banks	4,896	179,643
OMV AG	Oil, Gas & Consumable Fuels	2,414	137,327
[a] Raiffeisen Bank International AG	Banks	2,210	50,058
Telekom Austria AG	Diversified Telecommunication Services	2,448	20,902
Verbund AG	Electric Utilities	1,122	103,319
Voestalpine AG	Metals & Mining	1,938	78,923
			723,737
Belgium 1.5%
Ackermans & van Haaren NV	Diversified Financial Services	374	63,158
Ageas SA/NV	Insurance	3,026	167,943
Anheuser-Busch InBev SA/NV	Beverages	14,280	1,029,797
Colruyt SA	Food & Staples Retailing	884	49,439
Elia Group SA/NV	Electric Utilities	612	64,594
[a] Galapagos NV	Biotechnology	816	56,591
Groupe Bruxelles Lambert SA	Diversified Financial Services	1,836	205,408
KBC Groep NV	Banks	4,726	360,373
Proximus SADP	Diversified Telecommunication Services	2,414	46,634
Sofina SA	Diversified Financial Services	272	117,349
Solvay SA	Chemicals	1,190	151,283
Telenet Group Holding NV	Media	816	30,715
UCB SA	Pharmaceuticals	2,074	216,835
Umicore SA	Chemicals	3,536	215,957
	Equity Real Estate Investment Trusts
Warehouses De Pauw CVA	(REITs)	2,380	90,883
			2,866,959
Bermuda 0.0%†
[a] Hiscox Ltd.	Insurance	5,712	65,620
Chile 0.1%
Antofagasta PLC	Metals & Mining	5,882	116,644
Cyprus 0.1%
Polymetal International PLC	Metals & Mining	6,052	129,965
Czech Republic 0.0%†
[b] Avast PLC, 144A	Software	9,316	63,035
Denmark 3.8%
Ambu AS, B	Health Care Equipment & Supplies	2,958	113,734
AP Moeller-Maersk A/S, B	Marine	102	293,204
AP Moller—Maersk A/S, A	Marine	68	188,908
Carlsberg AS, B	Beverages	1,700	316,926
[a] Chr. Hansen Holding AS	Chemicals	1,768	159,585
Coloplast AS, B	Health Care Equipment & Supplies	2,278	373,821
Danske Bank AS	Banks	11,322	199,246
DSV Panalpina A/S	Air Freight & Logistics	3,366	785,063
[a] Genmab A/S	Biotechnology	1,020	417,399
GN Store Nord AS	Health Care Equipment & Supplies	2,210	193,067
H. Lundbeck AS	Pharmaceuticals	1,054	33,533
Novo Nordisk AS, B	Pharmaceuticals	27,744	2,324,628
Novozymes AS	Chemicals	3,468	261,432
[b] Orsted AS, 144A	Electric Utilities	3,230	453,294
Pandora AS	Textiles, Apparel & Luxury Goods	1,666	223,974
Rockwool International AS, B	Building Products	102	49,662
SimCorp A/S	Software	680	85,367

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Tryg AS	Insurance	5,270	129,385
Vestas Wind Systems A/S	Electrical Equipment	17,272	674,293
[a] William Demant Holding AS	Health Care Equipment & Supplies	1,802	101,443
			7,377,964
Finland 2.2%
Elisa OYJ	Diversified Telecommunication Services	2,448	146,083
[c] Fortum OYJ, Reg S	Electric Utilities	7,446	205,391
Huhtamaki OYJ	Containers & Packaging	1,598	75,708
Kesko OYJ	Food & Staples Retailing	4,624	170,814
Kojamo Oyj	Real Estate Management & Development	3,366	76,921
Kone OYJ, B	Machinery	6,732	549,264
Metso Outotec Oyj	Machinery	10,438	121,259
Neste Oil OYJ	Oil, Gas & Consumable Fuels	7,140	437,253
[a] Nokia OYJ	Communications Equipment	96,492	516,708
Nokian Renkaat OYJ	Auto Components	2,312	93,358
Nordea Bank Abp	Banks	60,928	679,048
Orion OYJ	Pharmaceuticals	1,734	74,543
Sampo Oyj, A	Insurance	8,704	400,084
Stora Enso OYJ, R	Paper & Forest Products	9,860	179,897
UPM-Kymmene OYJ	Paper & Forest Products	9,146	345,995
Wartsila OYJ ABP	Machinery	8,500	126,153
			4,198,479
France 16.3%
[a] Accor SA	Hotels, Restaurants & Leisure	3,162	118,082
[a] Aeroports de Paris SA	Transportation Infrastructure	476	62,009
Air Liquide SA	Chemicals	7,990	1,399,130
[a] Airbus SE	Aerospace & Defense	9,520	1,224,263
[b] ALD SA, 144A	Road & Rail	1,360	20,386
[a] Alstom SA	Machinery	5,066	255,871
[b] Amundi SA, 144A	Capital Markets	986	86,937
Arkema SA	Chemicals	1,156	145,041
Atos SE	IT Services	1,598	97,217
AXA SA	Insurance	33,082	838,976
Biomerieux	Health Care Equipment & Supplies	748	86,931
[a] BNP Paribas SA	Banks	18,598	1,166,068
Bollore	Entertainment	17,170	92,036
Bouygues SA	Construction & Engineering	3,638	134,563
[a] Bureau Veritas SA	Professional Services	4,862	153,833
Capgemini SE	IT Services	2,720	522,555
Carrefour SA	Food & Staples Retailing	9,962	195,934
[a] Casino Guichard-Perrachon SA	Food & Staples Retailing	986	31,279
Cie Generale des Etablissements Michelin SCA	Auto Components	3,026	482,658
[a] CNP Assurances	Insurance	2,618	44,552
[a] Compagnie de Saint-Gobain	Building Products	8,194	539,697
	Equity Real Estate Investment Trusts
Covivio	(REITs)	850	72,698
[a] Credit Agricole SA	Banks	20,060	281,045
Danone SA	Food Products	10,302	725,332
[a] Dassault Aviation SA	Aerospace & Defense	42	49,409
Dassault Systemes	Software	2,278	552,453
Edenred	IT Services	4,216	240,238
[a] EDF SA	Electric Utilities	8,885	121,383
[a] Eiffage SA	Construction & Engineering	1,292	131,461
[a] Engie SA	Multi-Utilities	28,458	389,929
EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	5,066	935,050
[a] Eurazeo SE	Diversified Financial Services	754	65,721
[a] Faurecia SE	Auto Components	2,045	100,329
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	884	135,445
[a] Getlink SE	Transportation Infrastructure	7,820	121,950
Hermes International	Textiles, Apparel & Luxury Goods	544	792,542
	Equity Real Estate Investment Trusts
ICADE	(REITs)	544	46,965

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Iliad SA	Diversified Telecommunication Services	272	39,805
Imerys SA	Construction Materials	646	30,184
Ipsen SA	Pharmaceuticals	578	60,128
[a] JCDecaux SA	Media	1,292	35,822
Kering SA	Textiles, Apparel & Luxury Goods	1,258	1,099,503
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	3,196	82,360
L'Oreal SA	Personal Products	4,114	1,833,451
[b] La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure	1,496	87,960
Legrand SA	Electrical Equipment	4,590	485,868
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	4,284	3,359,667
[a] Natixis SA	Capital Markets	14,348	68,061
	Independent Power and Renewable
[a,b] Neoen SA, 144A	Electricity Producers	442	19,855
Orange SA	Diversified Telecommunication Services	32,844	374,502
[a] Orpea	Health Care Providers & Services	850	108,110
Pernod Ricard SA	Beverages	3,570	792,542
Plastic Omnium SA	Auto Components	952	29,737
Publicis Groupe	Media	3,808	243,588
Remy Cointreau SA	Beverages	408	84,238
[a] Renault SA	Automobiles	3,162	127,813
[a] Rexel SA	Trading Companies & Distributors	5,202	108,822
Rubis SCA	Gas Utilities	1,637	72,780
[a] Safran SA	Aerospace & Defense	5,984	829,715
Sanofi	Pharmaceuticals	18,632	1,952,376
Sartorius Stedim Biotech	Life Sciences Tools & Services	408	193,007
Schneider Electric SE	Electrical Equipment	9,044	1,423,031
[a] SCOR SE	Insurance	2,720	86,512
SEB SA	Household Durables	510	92,173
[a] Societe Generale SA	Banks	13,294	391,927
[a] Sodexo SA	Hotels, Restaurants & Leisure	1,496	139,622
	Semiconductors & Semiconductor
[a] SOITEC	Equipment	374	82,452
Suez SA	Multi-Utilities	6,358	151,176
[a] Technip Energies NV	Energy Equipment & Services	1,938	26,568
Teleperformance	Professional Services	986	400,251
Thales SA	Aerospace & Defense	1,734	176,929
TotalEnergies SE	Oil, Gas & Consumable Fuels	41,684	1,886,119
[a] Ubisoft Entertainment SA	Entertainment	1,598	111,885
	Equity Real Estate Investment Trusts
[a] Unibail-Rodamco-Westfield	(REITs)	2,312	200,124
Valeo SA	Auto Components	4,148	124,798
Veolia Environnement SA	Multi-Utilities	8,636	260,849
Vinci SA	Construction & Engineering	8,466	903,485
Vivendi SA	Entertainment	12,784	429,498
Wendel SE	Diversified Financial Services	476	64,013
[a,b,c] Worldline SA, 144A, Reg S	IT Services	4,182	391,498
			31,922,772
Germany 13.3%
1&1 Drillisch AG	Wireless Telecommunication Services	748	22,886
Adidas AG	Textiles, Apparel & Luxury Goods	3,298	1,227,694
Allianz SE	Insurance	7,038	1,755,241
[a,b] Auto1 Group SE, 144A	Specialty Retail	1,156	50,792
BASF SE	Chemicals	15,742	1,240,332
Bayer AG	Pharmaceuticals	16,898	1,026,215
Bayerische Motoren Werke AG	Automobiles	5,508	583,368
Bechtle AG	IT Services	476	88,427
Beiersdorf AG	Personal Products	1,700	205,131
Brenntag AG	Trading Companies & Distributors	2,652	246,632
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	646	124,835
[a] Commerzbank AG	Banks	17,884	126,870
[a] Continental AG	Auto Components	1,870	274,942
[b] Covestro AG, 144A	Chemicals	3,094	199,823

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] CTS Eventim AG & Co. KGaA	Entertainment	986	61,622
Daimler AG	Automobiles	14,416	1,287,324
[a,b] Delivery Hero SE, 144A	Internet & Direct Marketing Retail	3,230	426,713
[a] Deutsche Bank AG	Capital Markets	35,156	458,023
Deutsche Boerse AG	Capital Markets	3,162	551,973
[a] Deutsche Lufthansa AG	Airlines	5,100	57,396
Deutsche Post AG	Air Freight & Logistics	16,796	1,142,519
Deutsche Telekom AG	Diversified Telecommunication Services	55,488	1,172,088
Deutsche Wohnen AG	Real Estate Management & Development	5,950	363,954
[b] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	612	27,739
E.ON SE	Multi-Utilities	37,230	430,650
Evonik Industries AG	Chemicals	3,332	111,746
[a] Evotec SE	Life Sciences Tools & Services	2,482	112,526
[a] Fielmann AG	Specialty Retail	408	31,910
[a] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	612	41,703
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	3,502	290,878
Fresenius SE and Co. KGaA	Health Care Providers & Services	6,936	361,877
Fuchs Petrolub SE	Chemicals	578	22,449
GEA Group AG	Machinery	2,822	114,320
Hannover Rueck SE	Insurance	1,020	170,677
HeidelbergCement AG	Construction Materials	2,550	218,760
[a] Hella GmbH & Co. KGaA	Auto Components	748	51,236
[a] HelloFresh SE	Internet & Direct Marketing Retail	2,550	247,911
Henkel AG & Co. KGaA	Household Products	1,734	159,676
Hochtief AG	Construction & Engineering	340	26,112
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	22,372	897,277
KION Group AG	Machinery	1,365	145,494
Knorr-Bremse AG	Machinery	1,122	129,066
LANXESS AG	Chemicals	1,428	97,916
LEG Immobilien AG	Real Estate Management & Development	1,224	176,290
Merck KGaA	Pharmaceuticals	2,210	423,790
METRO AG	Food & Staples Retailing	2,278	28,203
MTU Aero Engines AG	Aerospace & Defense	918	227,420
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	2,414	661,155
Nemetschek AG	Software	918	70,240
[a] ProSiebenSat.1 Media SE	Media	2,720	54,110
[a] Puma SE	Textiles, Apparel & Luxury Goods	1,700	202,712
Rational AG	Machinery	68	61,610
Rheinmetall AG	Industrial Conglomerates	748	73,892
RWE AG	Multi-Utilities	10,846	393,071
SAP SE	Software	19,040	2,683,353
[b,c] Scout24 AG, 144A, Reg S	Interactive Media & Services	1,462	123,307
Siemens AG	Industrial Conglomerates	12,852	2,036,528
[b] Siemens Healthineers AG, 144A	Health Care Equipment & Supplies	4,760	291,728
Symrise AG	Chemicals	2,176	303,211
[a] Talanx AG	Insurance	884	36,147
[a,b] TeamViewer AG, 144A	Software	2,686	101,039
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	11,050	29,157
[a] thyssenkrupp AG	Metals & Mining	8,058	83,997
Traton SE	Machinery	850	26,954
[a] TUI AG	Hotels, Restaurants & Leisure	12,673	64,689
	Independent Power and Renewable
Uniper SE	Electricity Producers	1,496	55,104
United Internet AG	Diversified Telecommunication Services	1,870	76,464
[a] Varta AG	Electrical Equipment	238	36,692
Volkswagen AG	Automobiles	544	178,572
Vonovia SE	Real Estate Management & Development	9,724	628,708
Wacker Chemie AG	Chemicals	272	41,950
[a,b] Zalando SE, 144A	Internet & Direct Marketing Retail	2,766	334,416

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a,b] Zalando SE, 144A	Internet & Direct Marketing Retail	903	109,175
			25,998,407
Ireland 1.5%
[a] AIB Group PLC	Banks	13,396	34,521
CRH PLC	Construction Materials	13,498	681,914
DCC PLC	Industrial Conglomerates	1,700	138,982
Experian PLC	Professional Services	15,572	599,323
[a] Flutter Entertainment PLC	Hotels, Restaurants & Leisure	2,822	512,452
Glanbia PLC	Food Products	3,298	53,543
Kerry Group	Food Products	2,652	370,482
Kingspan Group PLC	Building Products	2,584	244,046
Smurfit Kappa Group PLC	Containers & Packaging	4,454	241,689

			2,876,952
Isle Of Man 0.1%
[a] GVC Holdings PLC	Hotels, Restaurants & Leisure	9,962	240,216
Italy 3.3%
A2A SpA	Multi-Utilities	26,554	54,289
Amplifon SpA	Health Care Providers & Services	2,278	112,490
Assicurazioni Generali SpA	Insurance	22,168	444,416
[a] Atlantia SpA	Transportation Infrastructure	8,432	152,693
Banca Mediolanum SpA	Diversified Financial Services	4,488	43,664
Buzzi Unicem SpA	Construction Materials	1,700	45,099
Davide Campari-Milano NV	Beverages	8,500	113,855
DiaSorin SpA	Health Care Equipment & Supplies	374	70,743
Enel SpA	Electric Utilities	133,654	1,241,375
Eni SpA	Oil, Gas & Consumable Fuels	43,282	527,140
Ferrari NV	Automobiles	2,074	427,963
[a] FinecoBank Banca Fineco SpA	Banks	10,438	181,963
Hera SpA	Multi-Utilities	14,178	58,579
[b,c] Infrastrutture Wireless Italiane SpA, 144A, Reg S	Diversified Telecommunication Services	5,576	62,899
Intesa Sanpaolo SpA	Banks	284,852	786,919
Italgas Reti SpA	Gas Utilities	8,602	56,229
[a] Leonardo SpA	Aerospace & Defense	6,902	55,757
[a] Mediobanca Banca di Credito Finanziario SpA	Banks	12,750	148,934
Moncler SpA	Textiles, Apparel & Luxury Goods	3,672	248,475
[a,b] Nexi SpA, 144A	IT Services	7,480	164,194
[b] Pirelli & C SpA, 144A	Auto Components	7,990	46,391
[b,c] Poste Italiane SpA, 144A, Reg S	Insurance	7,854	103,852
Prysmian SpA	Electrical Equipment	4,352	156,018
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	1,632	93,286
Snam SpA	Gas Utilities	37,536	217,006
Telecom Italia SpA/Milano	Diversified Telecommunication Services	182,614	90,718
Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	104,550	55,397
Tenaris SA	Energy Equipment & Services	8,024	87,468
Terna Rete Elettrica Nazionale SpA	Electric Utilities	23,902	178,122
UniCredit SpA	Banks	37,434	441,710
UnipolSai Assicurazioni SpA	Insurance	8,160	23,689
			6,491,333
Luxembourg 0.4%
ArcelorMittal SA	Metals & Mining	11,798	361,674
Aroundtown SA	Real Estate Management & Development	20,638	161,043
[a] Eurofins Scientific SE	Life Sciences Tools & Services	2,074	237,101
[a] RTL Group SA	Media	646	38,496
			798,314
Mexico 0.0%†
Fresnillo PLC	Metals & Mining	3,230	34,430
Netherlands 8.3%
Aalberts NV	Machinery	1,632	87,712
[a,b] ABN AMRO Bank NV, 144A	Banks	7,106	85,888
[a,b] Adyen NV	IT Services	496	1,212,000
Aegon NV	Insurance	30,158	125,140

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Akzo Nobel NV	Chemicals	3,230	399,134
[a] Argenx SE	Biotechnology	884	267,431
	Semiconductors & Semiconductor
ASM International NV	Equipment	816	268,052
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	6,800	4,672,353
ASR Nederland NV	Insurance	2,380	91,983
[b,c] Euronext NV, Reg S	Capital Markets	1,360	147,896
EXOR NV	Diversified Financial Services	1,802	144,375
[a,b] Grandvision NV, 144A	Specialty Retail	884	29,563
Heineken Holding NV	Beverages	1,802	181,538
Heineken NV	Beverages	4,080	494,492
IMCD Group NV	Trading Companies & Distributors	986	156,803
ING Groep NV	Banks	67,082	886,216
[a] JDE Peet's BV	Food Products	1,394	50,586
[a,b,c] Just Eat Takeaway.com NV, 144A, Reg S	Internet & Direct Marketing Retail	3,094	286,030
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	17,068	507,441
Koninklijke DSM NV	Chemicals	2,856	533,103
Koninklijke KPN NV	Diversified Telecommunication Services	56,882	177,680
[a] Koninklijke Philips NV	Health Care Equipment & Supplies	15,470	766,674
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	1,122	50,961
NN Group NV	Insurance	5,100	240,593
[a] Prosus NV	Internet & Direct Marketing Retail	7,412	724,903
[a] QIAGEN NV	Life Sciences Tools & Services	3,774	182,425
Randstad NV	Professional Services	1,904	145,638
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	70,550	1,410,070
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	63,750	1,232,064
[b] Signify NV, 144A	Electrical Equipment	2,142	135,494
Wolters Kluwer NV	Professional Services	4,488	450,907
			16,145,145
Norway 1.1%
[a] Adevinta ASA, B	Interactive Media & Services	3,876	74,320
Aker ASA	Diversified Financial Services	408	30,107
Aker BP ASA	Oil, Gas & Consumable Fuels	1,836	58,546
DNB ASA	Banks	17,612	383,955
Equinor ASA	Oil, Gas & Consumable Fuels	16,524	349,828
Gjensidige Forsikring ASA	Insurance	2,822	62,243
Leroy Seafood Group ASA	Food Products	4,488	39,366
Mowi ASA	Food Products	7,310	186,038
Norsk Hydro ASA	Metals & Mining	22,882	146,090
Orkla ASA	Food Products	13,056	133,060
Salmar ASA	Food Products	884	58,679
	Independent Power and Renewable
[b] Scatec ASA, 144A	Electricity Producers	2,040	54,051
[a] Schibsted ASA, A	Media	1,326	64,041
[a] Schibsted ASA, B	Media	1,700	70,843
Telenor ASA	Diversified Telecommunication Services	10,880	183,458
Tomra Systems ASA	Commercial Services & Supplies	1,972	108,853
Yara International ASA	Chemicals	2,856	150,414
			2,153,892
Poland 0.5%
[a,b] Allegro.eu, 144A	Internet & Direct Marketing Retail	6,698	115,451
[a] Bank Pekao SA	Banks	2,686	65,616
[a] CD Projekt SA	Entertainment	1,054	51,224
Cyfrowy Polsat SA	Media	4,556	35,831
[a,b] Dino Polska SA, 144A	Food & Staples Retailing	816	59,994
[a] InPost SA	Air Freight & Logistics	3,434	68,929
[a] KGHM Polska Miedz SA	Metals & Mining	2,380	117,312
[a] LPP SA	Textiles, Apparel & Luxury Goods	19	64,232
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	5,304	106,972
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	30,090	52,735
[a] Powszechna Kasa Oszczednosci Bank Polski SA	Banks	14,654	145,616
[a] Powszechny Zaklad Ubezpieczen SA	Insurance	9,520	91,774

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] Santander Bank Polska SA	Banks	510	34,080
			1,009,766
Portugal 0.2%
EDP- Energias de Portugal SA	Electric Utilities	48,348	256,291
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	8,840	95,944
Jeronimo Martins SGPS SA	Food & Staples Retailing	4,182	76,276
			428,511
Russia 0.0%†
Evraz PLC	Metals & Mining	9,826	80,359
Spain 3.9%
Acciona SA	Electric Utilities	408	61,594
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	3,842	102,925
[a,b] Aena SME SA, 144A	Transportation Infrastructure	1,224	200,748
[a] Amadeus IT Group SA	IT Services	7,310	514,241
Banco Bilbao Vizcaya Argentaria SA	Banks	114,444	709,540
Banco Santander SA	Banks	294,236	1,123,395
Bankinter SA	Banks	11,764	59,138
CaixaBank SA	Banks	75,820	233,239
[b] Cellnex Telecom SA, 144A	Diversified Telecommunication Services	10,438	664,969
Corporacion Mapfre SA	Insurance	16,490	34,858
	Independent Power and Renewable
EDP Renovaveis SA	Electricity Producers	4,080	94,544
Enagas SA	Gas Utilities	4,250	98,206
Endesa SA	Electric Utilities	5,440	131,994
Ferrovial SA	Construction & Engineering	8,228	241,500
Grifols SA	Biotechnology	5,678	153,794
Iberdrola SA	Electric Utilities	98,634	1,202,453
Industria de Diseno Textil SA	Specialty Retail	18,054	636,099
	Equity Real Estate Investment Trusts
Inmobiliaria Colonial SA	(REITs)	5,678	57,336
[a] Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	Insurance	12,206	25,578
	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	5,712	59,177
Naturgy Energy Group SA	Gas Utilities	5,100	131,123
Red Electrica Corp. SA	Electric Utilities	7,412	137,606
Repsol SA	Oil, Gas & Consumable Fuels	22,780	285,114
[a] Siemens Gamesa Renewable Energy SA	Electrical Equipment	3,876	129,439
Telefonica SA	Diversified Telecommunication Services	86,666	405,045
Zardoya Otis SA	Machinery	3,162	21,786
			7,515,441
Sweden 5.7%
[a] Alfa Laval AB	Machinery	5,406	191,090
Assa Abloy AB, B	Building Products	15,776	475,559
Atlas Copco AB	Machinery	6,494	341,704
Atlas Copco AB, A	Machinery	10,812	662,464
Boliden AB	Metals & Mining	4,692	180,501
Castellum AB	Real Estate Management & Development	4,726	120,358
Electrolux AB, B	Household Durables	3,910	108,492
Elekta AB, B	Health Care Equipment & Supplies	6,222	90,215
Epiroc AB, A	Machinery	10,676	243,426
Epiroc AB, B	Machinery	6,494	127,531
EQT AB	Capital Markets	3,944	143,240
Ericsson, B	Communications Equipment	51,544	648,267
Essity AB, B	Household Products	10,438	346,381
[b,c] Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure	2,754	435,506
[a] Fastighets AB Balder, B	Real Estate Management & Development	1,700	106,745
Getinge AB, B	Health Care Equipment & Supplies	3,842	145,016
[a] Hennes & Mauritz AB, B	Specialty Retail	15,062	357,522
	Electronic Equipment, Instruments &
Hexagon AB, B	Components	30,668	454,705
Holmen AB, B	Paper & Forest Products	1,632	73,717
Husqvarna AB, A	Household Durables	442	5,954

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Husqvarna AB, B	Household Durables	7,072	94,022
ICA Gruppen AB	Food & Staples Retailing	1,326	61,756
[a] Industrivarden AB, A	Diversified Financial Services	3,570	138,924
[a] Industrivarden AB, C	Diversified Financial Services	2,856	104,593
[a] Indutrade AB	Machinery	4,794	122,763
Investment AB Latour, B	Industrial Conglomerates	2,414	79,261
Investor AB, A	Diversified Financial Services	9,112	208,138
Investor AB, B	Diversified Financial Services	31,212	719,885
Kinnevik AB, A	Diversified Financial Services	272	12,328
Kinnevik AB, B	Diversified Financial Services	4,114	164,807
[a] L E Lundbergforetagen AB, B	Diversified Financial Services	1,292	83,423
Lifco AB, B	Industrial Conglomerates	3,910	91,439
Lundin Energy AB	Oil, Gas & Consumable Fuels	3,230	114,362
Nibe Industrier AB, B	Building Products	20,604	216,878
[a] Saab AB, B	Aerospace & Defense	1,632	43,337
Sagax AB, B	Real Estate Management & Development	2,924	86,912
Sagax AB, D	Real Estate Management & Development	2,040	7,931
[a] Sandvik AB	Machinery	18,496	472,773
Securitas AB, B	Commercial Services & Supplies	5,270	83,251
[a,b] Sinch AB, 144A	Software	7,820	131,672
[a] Skandinaviska Enskilda Banken AB, A	Banks	24,684	319,080
[a] Skandinaviska Enskilda Banken AB, C	Banks	374	4,775
Skanska AB, B	Construction & Engineering	6,154	163,346
SKF AB, B	Machinery	6,562	167,193
[a] Svenska Cellulosa AB, A	Paper & Forest Products	408	6,727
[a] Svenska Cellulosa AB, B	Paper & Forest Products	10,166	166,716
Svenska Handelsbanken AB, A	Banks	25,534	288,297
Svenska Handelsbanken AB, B	Banks	646	7,735
Sweco AB, B	Construction & Engineering	3,400	61,900
Swedbank AB, A	Banks	17,238	320,969
Swedish Match AB	Tobacco	25,908	221,087
[a] Swedish Orphan Biovitrum AB	Biotechnology	3,060	55,835
Tele2 AB, B	Wireless Telecommunication Services	9,248	126,087
Telefonaktiebolaget LM Ericsson, A	Communications Equipment	646	8,128
Telia Co. AB	Diversified Telecommunication Services	44,132	195,990
[a] Trelleborg AB, B	Machinery	4,148	96,374
[a] Volvo AB, A	Machinery	3,536	87,737
[a] Volvo AB, B	Machinery	25,942	624,575
			11,219,399
Switzerland 15.4%
ABB Ltd.	Electrical Equipment	28,968	983,724
Adecco Group AG	Professional Services	2,618	178,036
Alcon Inc.	Health Care Equipment & Supplies	7,888	552,804
Baloise Holding AG	Insurance	782	122,078
Banque Cantonale Vaudoise	Banks	476	42,793
Barry Callebaut AG	Food Products	68	158,165
BKW AG	Electric Utilities	306	31,880
Chocoladefabriken Lindt & Spruengli AG	Food Products	36	358,501
Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	8,772	1,062,396
Clariant AG	Chemicals	3,910	77,832
Coca-Cola HBC AG	Beverages	3,366	121,550
Credit Suisse Group AG	Capital Markets	40,800	427,796
DKSH Holding AG	Professional Services	612	46,876
EMS-Chemie Holding AG	Chemicals	102	100,306
[a] Flughafen Zurich AG	Transportation Infrastructure	340	56,277
Geberit AG	Building Products	612	459,488
Georg Fischer AG	Machinery	73	108,432
Givaudan AG	Chemicals	159	740,171
[a] Glencore PLC	Metals & Mining	206,550	882,980
Helvetia Holding AG	Insurance	612	65,878
Julius Baer Group Ltd.	Capital Markets	3,706	242,082
Kuehne + Nagel International AG	Marine	850	291,134
LafargeHolcim Ltd., B	Construction Materials	8,806	528,732

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Technology Hardware, Storage &
Logitech International SA	Peripherals	2,516	305,126
Lonza Group AG	Life Sciences Tools & Services	1,258	892,515
Nestle SA	Food Products	48,348	6,026,566
Novartis AG	Pharmaceuticals	36,346	3,315,513
OC Oerlikon Corp. AG	Machinery	3,366	37,362
Partners Group Holding AG	Capital Markets	385	583,737
PSP Swiss Property AG	Real Estate Management & Development	748	95,083
Roche Holding AG	Pharmaceuticals	442	179,698
Roche Holding AG	Pharmaceuticals	11,900	4,487,202
Schindler Holding AG	Machinery	306	89,514
Schindler Holding AG, PC	Machinery	714	218,599
SGS SA	Professional Services	102	314,933
[a] Siemens Energy AG	Electrical Equipment	6,494	195,766
SIG Combibloc Group AG	Containers & Packaging	5,474	148,879
Sika AG	Chemicals	2,414	789,998
Sonova Holding AG	Health Care Equipment & Supplies	918	345,609
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	10,880	394,884
Straumann Holding AG	Health Care Equipment & Supplies	170	271,272
Sulzer AG	Machinery	306	42,307
Swatch Group AG	Textiles, Apparel & Luxury Goods	510	175,122
Swatch Group AG	Textiles, Apparel & Luxury Goods	782	51,648
Swiss Life Holding AG	Insurance	544	264,599
Swiss Prime Site AG	Real Estate Management & Development	1,292	128,313
Swiss Re AG	Insurance	4,964	448,309
Swisscom AG	Diversified Telecommunication Services	442	252,571
Tecan Group AG	Life Sciences Tools & Services	204	101,167
Temenos AG	Software	1,054	169,443
UBS Group AG	Capital Markets	56,406	864,076
[b,c] VAT Group AG, 144A, Reg S	Machinery	442	147,086
Vifor Pharma AG	Pharmaceuticals	884	114,523
Zurich Insurance Group AG	Insurance	2,550	1,024,028
			30,115,359
United Kingdom 19.3%
3i Group PLC	Capital Markets	16,354	265,007
Admiral Group PLC	Insurance	3,570	155,055
Anglo American PLC	Metals & Mining	21,148	839,198
Ashmore Group PLC	Capital Markets	7,922	42,134
Ashtead Group PLC	Trading Companies & Distributors	7,684	569,392
[a] Associated British Foods PLC	Food Products	5,984	183,188
AstraZeneca PLC	Pharmaceuticals	22,576	2,708,021
[a,b] Auto Trader Group PLC, 144A	Interactive Media & Services	16,218	141,909
AVEVA Group PLC	Software	1,938	99,272
Aviva PLC	Insurance	67,320	377,484
B&M European Value Retail SA	Multiline Retail	15,198	120,345
BAE Systems PLC	Aerospace & Defense	55,250	398,417
Barclays PLC	Banks	290,632	687,036
Barratt Developments PLC	Household Durables	17,408	167,184
Bellway PLC	Household Durables	2,108	94,352
BHP Group PLC	Metals & Mining	35,734	1,051,469
BP PLC	Oil, Gas & Consumable Fuels	340,986	1,483,824
British American Tobacco PLC	Tobacco	39,236	1,517,672
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	15,776	107,857
[a] BT Group PLC	Diversified Telecommunication Services	149,532	400,748
Bunzl PLC	Trading Companies & Distributors	5,780	190,756
[a] Burberry Group PLC	Textiles, Apparel & Luxury Goods	6,902	196,988
[a] Centrica PLC	Multi-Utilities	101,558	72,197
CNH Industrial NV	Machinery	16,932	279,609
[a] Compass Group PLC	Hotels, Restaurants & Leisure	30,634	644,100
[b] ConvaTec Group PLC, 144A	Health Care Equipment & Supplies	27,574	91,650
Croda International PLC	Chemicals	2,312	235,327

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	1,700	77,969
Diageo PLC	Beverages	39,440	1,885,705
Direct Line Insurance Group PLC	Insurance	23,460	92,365
[a] Dr. Martens PLC	Textiles, Apparel & Luxury Goods	6,936	42,639
[a] DS Smith PLC	Containers & Packaging	21,930	126,604
[a] easyJet PLC	Airlines	3,842	47,492
Ferguson PLC	Trading Companies & Distributors	3,808	528,686
GlaxoSmithKline PLC	Pharmaceuticals	84,762	1,662,039
	Electronic Equipment, Instruments &
Halma PLC	Components	6,528	242,767
Hargreaves Lansdown PLC	Capital Markets	6,494	142,551
Hikma Pharmaceuticals PLC	Pharmaceuticals	2,890	97,654
HomeServe PLC	Commercial Services & Supplies	4,658	61,484
[a] Howden Joinery Group PLC	Trading Companies & Distributors	9,792	110,463
HSBC Holdings PLC	Banks	350,302	2,019,418
IMI PLC	Machinery	4,624	109,871
Imperial Brands PLC	Tobacco	16,184	348,105
[a] Informa PLC	Media	25,704	178,112
[a] InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	3,128	207,849
Intermediate Capital Group PLC	Capital Markets	4,760	139,668
[a] International Consolidated Airlines Group SA	Airlines	19,451	46,814
Intertek Group PLC	Professional Services	2,788	212,987
[a] ITV PLC	Media	64,498	111,866
J Sainsbury PLC	Food & Staples Retailing	27,982	105,066
JD Sports Fashion PLC	Specialty Retail	7,786	98,847
Johnson Matthey PLC	Chemicals	3,298	140,007
Kingfisher PLC	Specialty Retail	36,278	182,674
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	12,240	114,203
Legal & General Group PLC	Insurance	101,830	362,374
[a] Lloyds Banking Group PLC	Banks	1,209,074	779,852
London Stock Exchange Group PLC	Capital Markets	6,222	685,052
M&G PLC	Diversified Financial Services	44,676	141,272
[a] Meggitt PLC	Aerospace & Defense	13,396	85,349
[a] Melrose Industries PLC	Industrial Conglomerates	82,688	177,170
Mondi PLC	Paper & Forest Products	8,330	218,757
National Grid PLC	Multi-Utilities	60,962	775,461
Natwest Group PLC	Banks	88,094	247,289
[a] Next PLC	Multiline Retail	2,176	236,154
[a] NMC Health PLC	Health Care Providers & Services	1,159	—
[a] Ocado Group PLC	Internet & Direct Marketing Retail	8,330	230,495
Pearson PLC	Media	12,886	147,751
Pennon Group PLC	Water Utilities	7,174	112,534
Persimmon PLC	Household Durables	5,440	222,296
Phoenix Group Holdings PLC	Insurance	9,418	88,003
Prudential PLC	Insurance	44,846	850,918
[b] Quilter PLC, 144A	Capital Markets	30,498	62,671
Reckitt Benckiser Group PLC	Household Products	10,846	958,476
RELX PLC	Professional Services	31,960	847,261
	Electronic Equipment, Instruments &
Renishaw PLC	Components	578	39,333
[a] Rentokil Initial PLC	Commercial Services & Supplies	31,892	218,083
[a] Rightmove PLC	Interactive Media & Services	14,892	133,598
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	128,350	175,394
Schroders PLC	Capital Markets	1,938	94,052
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	20,434	308,961
Severn Trent PLC	Water Utilities	4,080	140,964
Smith & Nephew PLC	Health Care Equipment & Supplies	15,028	324,382
Smiths Group PLC	Industrial Conglomerates	6,800	149,362
Spirax-Sarco Engineering PLC	Machinery	1,258	236,610
SSE PLC	Electric Utilities	17,884	370,711
St. James's Place Capital PLC	Capital Markets	9,078	185,228

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Standard Chartered PLC	Banks	44,438	283,003
Standard Life Aberdeen PLC	Capital Markets	36,652	137,215
Tate & Lyle PLC	Food Products	8,024	81,850
[a] Taylor Wimpey PLC	Household Durables	62,186	136,549
[a] TechnipFMC PLC	Energy Equipment & Services	7,888	70,757
Tesco PLC	Food & Staples Retailing	131,274	404,316
The Berkeley Group Holdings PLC	Household Durables	2,006	127,336
The Sage Group PLC	Software	18,768	177,393
[a] THG PLC	Internet & Direct Marketing Retail	10,472	88,246
[a] Travis Perkins PLC	Trading Companies & Distributors	3,842	89,644
Unilever PLC	Personal Products	44,778	2,616,927
United Utilities Group PLC	Water Utilities	11,730	157,896
Vodafone Group PLC	Wireless Telecommunication Services	481,644	807,357
[a] Weir Group PLC	Machinery	4,488	114,761
[a] Whitbread PLC	Hotels, Restaurants & Leisure	3,468	149,571
[a] Wickes Group PLC	Specialty Retail	4,420	15,021
William Morrison Supermarkets PLC	Food & Staples Retailing	38,148	130,010
WPP PLC	Media	20,400	274,545
			37,722,306
United States 0.4%
Stellantis NV	Automobiles	34,680	680,817

Total Common Stocks and Other Equity Interests (Cost $153,741,985)			192,509,840
Preferred Stocks 0.9%
Germany 0.9%
[d] Bayerische Motoren Werke AG, 2.533%, pfd.	Automobiles	986	88,633
[d] Fuchs Petrolub SE, 2.413%, pfd.	Chemicals	1,190	57,888
[d] Henkel AG & Co. KGaA, 2.078%, pfd.	Household Products	2,992	315,933
[d] Porsche Automobil Holding SE, 2.446%, pfd.	Automobiles	2,618	280,540
[d] Sartorius AG, 0.162%, pfd.	Health Care Equipment & Supplies	408	212,409
[d] Volkswagen AG, 2.301%, pfd.	Automobiles	3,128	783,446
Total Preferred Stocks (Cost $1,217,223)			1,738,849
Rights 0.0%†
Spain 0.0%†
[a] ACS Actividades de Construccion y Servicios SA, rts., 7/27/21	Construction & Engineering	3,842	5,376

Total Investments (Cost $154,965,020) 99.5%			194,254,065
Other Assets, less Liabilities 0.5%			1,015,889
Net Assets 100.0%			$195,269,954

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $7,167,611, representing 3.7% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $1,903,465, representing 1.0% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
EURO STOXX 50 Index	Long	18	$865,696	9/17/21	$(12,618)
FTSE 100 Index	Long	2	192,864	9/17/21	(2,406)

Total Futures Contracts					$(15,024)
*As of period end.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin FTSE Europe Hedged ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 98.3%
Australia 0.8%
Rio Tinto PLC	Metals & Mining	1,563	$128,451
Austria 0.4%
	Semiconductors & Semiconductor
[a] ams AG	Equipment	345	6,927
Andritz AG	Machinery	102	5,731
Erste Group Bank AG	Banks	417	15,301
OMV AG	Oil, Gas & Consumable Fuels	210	11,946
Raiffeisen Bank International AG	Banks	183	4,145
Telekom Austria AG	Diversified Telecommunication Services	192	1,639
Verbund AG	Electric Utilities	99	9,117
Voestalpine AG	Metals & Mining	165	6,720
			61,526
Belgium 1.5%
Ackermans & van Haaren NV	Diversified Financial Services	30	5,066
Ageas SA/NV	Insurance	261	14,486
Anheuser-Busch InBev SA/NV	Beverages	1,203	86,754
Colruyt SA	Food & Staples Retailing	73	4,083
Elia Group SA/NV	Electric Utilities	48	5,066
[a] Galapagos NV	Biotechnology	69	4,785
Groupe Bruxelles Lambert SA	Diversified Financial Services	150	16,782
KBC Groep NV	Banks	396	30,196
Proximus SADP	Diversified Telecommunication Services	201	3,883
Sofina SA	Diversified Financial Services	21	9,060
Solvay SA	Chemicals	99	12,586
Telenet Group Holding NV	Media	66	2,484
UCB SA	Pharmaceuticals	174	18,191
Umicore SA	Chemicals	297	18,139
	Equity Real Estate Investment Trusts
Warehouses De Pauw CVA	(REITs)	198	7,561
			239,122
Bermuda 0.0%†
[a] Hiscox Ltd.	Insurance	474	5,445
Chile 0.1%
Antofagasta PLC	Metals & Mining	513	10,173
Cyprus 0.1%
Polymetal International PLC	Metals & Mining	504	10,823
Czech Republic 0.0%†
[b] Avast PLC, 144A	Software	783	5,298
Denmark 3.8%
Ambu AS, B	Health Care Equipment & Supplies	243	9,343
AP Moeller-Maersk A/S, B	Marine	8	22,996
AP Moller—Maersk A/S, A	Marine	6	16,668
Carlsberg AS, B	Beverages	144	26,846
Chr. Hansen Holding AS	Chemicals	147	13,269
Coloplast AS, B	Health Care Equipment & Supplies	192	31,507
Danske Bank AS	Banks	930	16,366
DSV Panalpina A/S	Air Freight & Logistics	282	65,772
[a] Genmab A/S	Biotechnology	84	34,374
GN Store Nord AS	Health Care Equipment & Supplies	183	15,987
H. Lundbeck AS	Pharmaceuticals	87	2,768
Novo Nordisk AS, B	Pharmaceuticals	2,325	194,808
Novozymes AS	Chemicals	288	21,711
[b] Orsted AS, 144A	Electric Utilities	270	37,891
Pandora AS	Textiles, Apparel & Luxury Goods	141	18,956
Rockwool International AS, B	Building Products	9	4,382
SimCorp A/S	Software	57	7,156

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Tryg AS	Insurance	435	10,680
Vestas Wind Systems A/S	Electrical Equipment	1,452	56,686
[a] William Demant Holding AS	Health Care Equipment & Supplies	150	8,444
			616,610
Finland 2.1%
Elisa OYJ	Diversified Telecommunication Services	204	12,174
[c] Fortum OYJ, Reg S	Electric Utilities	630	17,378
Huhtamaki OYJ	Containers & Packaging	132	6,254
Kesko OYJ	Food & Staples Retailing	384	14,185
Kojamo Oyj	Real Estate Management & Development	276	6,307
Kone OYJ, B	Machinery	564	46,017
Metso Outotec Oyj	Machinery	861	10,002
Neste Oil OYJ	Oil, Gas & Consumable Fuels	597	36,560
[a] Nokia OYJ	Communications Equipment	8,100	43,375
Nokian Renkaat OYJ	Auto Components	192	7,753
Nordea Bank Abp	Banks	5,106	56,907
Orion OYJ	Pharmaceuticals	144	6,191
Sampo OYJ, A	Insurance	729	33,509
Stora Enso OYJ, R	Paper & Forest Products	837	15,271
UPM-Kymmene OYJ	Paper & Forest Products	771	29,167
Wartsila OYJ ABP	Machinery	687	10,196
			351,246
France 16.3%
[a] Accor SA	Hotels, Restaurants & Leisure	258	9,635
[a] Aeroports de Paris SA	Transportation Infrastructure	39	5,081
Air Liquide SA	Chemicals	669	117,149
[a] Airbus SE	Aerospace & Defense	801	103,008
[b] ALD SA, 144A	Road & Rail	117	1,754
[a] Alstom SA	Machinery	426	21,516
[b] Amundi SA, 144A	Capital Markets	78	6,877
Arkema SA	Chemicals	96	12,045
Atos SE	IT Services	135	8,213
AXA SA	Insurance	2,766	70,147
Biomerieux	Health Care Equipment & Supplies	60	6,973
BNP Paribas SA	Banks	1,557	97,622
Bollore	Entertainment	1,386	7,429
Bouygues SA	Construction & Engineering	303	11,207
[a] Bureau Veritas SA	Professional Services	399	12,624
Capgemini SE	IT Services	225	43,226
Carrefour SA	Food & Staples Retailing	849	16,698
[a] Casino Guichard-Perrachon SA	Food & Staples Retailing	81	2,570
Cie Generale des Etablissements Michelin SCA	Auto Components	252	40,195
CNP Assurances	Insurance	207	3,523
Compagnie de Saint-Gobain	Building Products	681	44,854
	Equity Real Estate Investment Trusts
Covivio	(REITs)	72	6,158
Credit Agricole SA	Banks	1,695	23,747
Danone SA	Food Products	864	60,832
Dassault Aviation SA	Aerospace & Defense	3	3,529
Dassault Systemes	Software	192	46,563
Edenred	IT Services	348	19,830
EDF SA	Electric Utilities	723	9,877
Eiffage SA	Construction & Engineering	105	10,684
Engie SA	Multi-Utilities	2,385	32,679
EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	423	78,075
Eurazeo SE	Diversified Financial Services	63	5,491
Faurecia SE	Auto Components	165	8,095
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	72	11,032
Getlink SE	Transportation Infrastructure	642	10,012
Hermes International	Textiles, Apparel & Luxury Goods	44	64,103
	Equity Real Estate Investment Trusts
ICADE	(REITs)	45	3,885

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Iliad SA	Diversified Telecommunication Services	21	3,073
Imerys SA	Construction Materials	54	2,523
Ipsen SA	Pharmaceuticals	48	4,993
[a] JCDecaux SA	Media	105	2,911
Kering SA	Textiles, Apparel & Luxury Goods	105	91,771
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	276	7,112
L'Oreal SA	Personal Products	345	153,753
[b] La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure	126	7,408
Legrand SA	Electrical Equipment	384	40,648
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	359	281,541
Natixis SA	Capital Markets	1,188	5,635
	Independent Power and Renewable
[a,b] Neoen SA, 144A	Electricity Producers	36	1,617
Orange SA	Diversified Telecommunication Services	2,757	31,437
[a] Orpea	Health Care Providers & Services	69	8,776
Pernod Ricard SA	Beverages	300	66,600
Plastic Omnium SA	Auto Components	75	2,343
Publicis Groupe	Media	324	20,725
Remy Cointreau SA	Beverages	36	7,433
[a] Renault SA	Automobiles	264	10,671
Rexel SA	Trading Companies & Distributors	450	9,414
Rubis SCA	Gas Utilities	135	6,002
Safran SA	Aerospace & Defense	501	69,466
Sanofi	Pharmaceuticals	1,563	163,781
Sartorius Stedim Biotech	Life Sciences Tools & Services	33	15,611
Schneider Electric SE	Electrical Equipment	762	119,897
[a] SCOR SE	Insurance	222	7,061
SEB SA	Household Durables	42	7,591
Societe Generale SA	Banks	1,116	32,901
[a] Sodexo SA	Hotels, Restaurants & Leisure	123	11,480
	Semiconductors & Semiconductor
[a] SOITEC	Equipment	30	6,614
Suez SA	Multi-Utilities	549	13,054
[a] Technip Energies NV	Energy Equipment & Services	165	2,262
Teleperformance	Professional Services	84	34,098
Thales SA	Aerospace & Defense	147	14,999
TotalEnergies SE	Oil, Gas & Consumable Fuels	3,489	157,870
[a] Ubisoft Entertainment SA	Entertainment	135	9,452
	Equity Real Estate Investment Trusts
[a] Unibail-Rodamco-Westfield	(REITs)	192	16,619
Valeo SA	Auto Components	354	10,651
Veolia Environnement SA	Multi-Utilities	747	22,563
Vinci SA	Construction & Engineering	711	75,877
Vivendi SA	Entertainment	1,074	36,083
Wendel SE	Diversified Financial Services	39	5,245
[a,b,c] Worldline SA, 144A, Reg S	IT Services	351	32,859
			2,669,358
Germany 13.3%
1&1 Drillisch AG	Wireless Telecommunication Services	66	2,019
Adidas AG	Textiles, Apparel & Luxury Goods	276	102,742
Allianz SE	Insurance	591	147,392
[a,b] Auto1 Group SE, 144A	Specialty Retail	93	4,086
BASF SE	Chemicals	1,317	103,768
Bayer AG	Pharmaceuticals	1,413	85,811
Bayerische Motoren Werke AG	Automobiles	462	48,932
Bechtle AG	IT Services	39	7,245
Beiersdorf AG	Personal Products	141	17,014
Brenntag AG	Trading Companies & Distributors	219	20,367
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	51	9,855
[a] Commerzbank AG	Banks	1,467	10,407
[a] Continental AG	Auto Components	153	22,495
[b] Covestro AG, 144A	Chemicals	264	17,050

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] CTS Eventim AG & Co. KGaA	Entertainment	84	5,250
Daimler AG	Automobiles	1,209	107,962
[a,b] Delivery Hero SE, 144A	Internet & Direct Marketing Retail	270	35,669
[a] Deutsche Bank AG	Capital Markets	2,937	38,264
Deutsche Boerse AG	Capital Markets	264	46,085
[a] Deutsche Lufthansa AG	Airlines	423	4,761
Deutsche Post AG	Air Freight & Logistics	1,407	95,709
Deutsche Telekom AG	Diversified Telecommunication Services	4,644	98,096
Deutsche Wohnen AG	Real Estate Management & Development	495	30,279
[b] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	51	2,312
E.ON SE	Multi-Utilities	3,114	36,020
Evonik Industries AG	Chemicals	267	8,954
[a] Evotec SE	Life Sciences Tools & Services	207	9,385
[a] Fielmann AG	Specialty Retail	33	2,581
[a] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	51	3,475
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	294	24,420
Fresenius SE and Co. KGaA	Health Care Providers & Services	582	30,365
Fuchs Petrolub SE	Chemicals	51	1,981
GEA Group AG	Machinery	237	9,601
Hannover Rueck SE	Insurance	84	14,056
HeidelbergCement AG	Construction Materials	210	18,015
[a] Hella GmbH & Co. KGaA	Auto Components	60	4,110
[a] HelloFresh SE	Internet & Direct Marketing Retail	216	21,000
Henkel AG & Co. KGaA	Household Products	144	13,260
Hochtief AG	Construction & Engineering	27	2,074
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	1,872	75,081
KION Group AG	Machinery	111	11,831
Knorr-Bremse AG	Machinery	96	11,043
LANXESS AG	Chemicals	120	8,228
LEG Immobilien AG	Real Estate Management & Development	102	14,691
Merck KGaA	Pharmaceuticals	183	35,092
METRO AG	Food & Staples Retailing	183	2,266
MTU Aero Engines AG	Aerospace & Defense	78	19,323
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	201	55,051
Nemetschek AG	Software	78	5,968
ProSiebenSat.1 Media SE	Media	222	4,416
Puma SE	Textiles, Apparel & Luxury Goods	141	16,813
Rational AG	Machinery	5	4,530
Rheinmetall AG	Industrial Conglomerates	60	5,927
RWE AG	Multi-Utilities	906	32,834
SAP SE	Software	1,596	224,928
[b,c] Scout24 AG, 144A, Reg S	Interactive Media & Services	120	10,121
Siemens AG	Industrial Conglomerates	1,080	171,137
[b] Siemens Healthineers AG, 144A	Health Care Equipment & Supplies	399	24,454
Symrise AG	Chemicals	183	25,500
[a] Talanx AG	Insurance	75	3,067
[a,b] TeamViewer AG, 144A	Software	219	8,238
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	903	2,383
[a] thyssenkrupp AG	Metals & Mining	654	6,817
Traton SE	Machinery	72	2,283
[a] TUI AG	Hotels, Restaurants & Leisure	1,021	5,212
	Independent Power and Renewable
Uniper SE	Electricity Producers	123	4,531
United Internet AG	Diversified Telecommunication Services	156	6,379
Varta AG	Electrical Equipment	21	3,237
Volkswagen AG	Automobiles	45	14,772
Vonovia SE	Real Estate Management & Development	813	52,565
Wacker Chemie AG	Chemicals	21	3,239
[a,b] Zalando SE, 144A	Internet & Direct Marketing Retail	242	29,258

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a,b] Zalando SE, 144A	Internet & Direct Marketing Retail	70	8,463
			2,172,545
Ireland 1.5%
[a] AIB Group PLC	Banks	1,056	2,721
CRH PLC	Construction Materials	1,128	56,986
DCC PLC	Industrial Conglomerates	138	11,282
Experian PLC	Professional Services	1,314	50,572
[a] Flutter Entertainment PLC	Hotels, Restaurants & Leisure	240	43,582
Glanbia PLC	Food Products	261	4,238
Kerry Group	Food Products	222	31,013
Kingspan Group PLC	Building Products	213	20,117
Smurfit Kappa Group PLC	Containers & Packaging	375	20,349
			240,860
Isle Of Man 0.1%
[a] GVC Holdings PLC	Hotels, Restaurants & Leisure	846	20,400
Italy 3.3%
A2A SpA	Multi-Utilities	2,145	4,385
Amplifon SpA	Health Care Providers & Services	180	8,889
Assicurazioni Generali SpA	Insurance	1,851	37,108
[a] Atlantia SpA	Transportation Infrastructure	693	12,549
Banca Mediolanum SpA	Diversified Financial Services	432	4,203
Buzzi Unicem SpA	Construction Materials	123	3,263
Davide Campari-Milano NV	Beverages	726	9,725
DiaSorin SpA	Health Care Equipment & Supplies	33	6,242
Enel SpA	Electric Utilities	11,181	103,849
Eni SpA	Oil, Gas & Consumable Fuels	3,612	43,991
Ferrari NV	Automobiles	174	35,904
[a] FinecoBank Banca Fineco SpA	Banks	894	15,585
Hera SpA	Multi-Utilities	1,092	4,512
[b,c] Infrastrutture Wireless Italiane SpA, 144A, Reg S	Diversified Telecommunication Services	519	5,854
Intesa Sanpaolo SpA	Banks	23,874	65,953
Italgas Reti SpA	Gas Utilities	711	4,648
[a] Leonardo SpA	Aerospace & Defense	549	4,435
[a] Mediobanca Banca di Credito Finanziario SpA	Banks	1,065	12,440
Moncler SpA	Textiles, Apparel & Luxury Goods	312	21,112
[a,b] Nexi SpA, 144A	IT Services	639	14,027
[b] Pirelli & C SpA, 144A	Auto Components	735	4,268
[b,c] Poste Italiane SpA, 144A, Reg S	Insurance	651	8,608
Prysmian SpA	Electrical Equipment	374	13,408
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	138	7,888
Snam SpA	Gas Utilities	3,204	18,523
Telecom Italia SpA/Milano	Diversified Telecommunication Services	15,108	7,505
Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	8,511	4,510
Tenaris SA	Energy Equipment & Services	660	7,195
Terna Rete Elettrica Nazionale SpA	Electric Utilities	2,043	15,225
UniCredit SpA	Banks	3,129	36,921
UnipolSai Assicurazioni SpA	Insurance	717	2,082
			544,807
Luxembourg 0.4%
ArcelorMittal SA	Metals & Mining	1,002	30,717
Aroundtown SA	Real Estate Management & Development	1,692	13,203
[a] Eurofins Scientific SE	Life Sciences Tools & Services	177	20,235
[a] RTL Group SA	Media	54	3,218
			67,373
Mexico 0.0%†
Fresnillo PLC	Metals & Mining	264	2,814
Netherlands 8.3%
Aalberts NV	Machinery	135	7,256
[a,b] ABN AMRO Bank NV, 144A	Banks	585	7,071
[a,b] Adyen NV, 144A	IT Services	42	102,629
Aegon NV	Insurance	2,481	10,295

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Akzo Nobel NV	Chemicals	270	33,364
[a] Argenx SE	Biotechnology	72	21,782
	Semiconductors & Semiconductor
ASM International NV	Equipment	69	22,666
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	570	391,653
ASR Nederland NV	Insurance	192	7,420
[b,c] Euronext NV, 144A, Reg S	Capital Markets	120	13,050
EXOR NV	Diversified Financial Services	147	11,778
[a,b] Grandvision NV, 144A	Specialty Retail	72	2,408
Heineken Holding NV	Beverages	153	15,414
Heineken NV	Beverages	342	41,450
IMCD Group NV	Trading Companies & Distributors	81	12,881
ING Groep NV	Banks	5,616	74,193
[a] JDE Peet's BV	Food Products	117	4,246
[a,b,c] Just Eat Takeaway.com NV, 144A, Reg S	Internet & Direct Marketing Retail	261	24,129
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	1,428	42,455
Koninklijke DSM NV	Chemicals	240	44,799
Koninklijke KPN NV	Diversified Telecommunication Services	4,668	14,581
Koninklijke Philips NV	Health Care Equipment & Supplies	1,302	64,525
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	90	4,088
NN Group NV	Insurance	435	20,521
Prosus NV	Internet & Direct Marketing Retail	621	60,735
[a] QIAGEN NV	Life Sciences Tools & Services	324	15,661
Randstad NV	Professional Services	156	11,932
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	5,901	117,942
Royal Dutch Shell Plc, B	Oil, Gas & Consumable Fuels	5,334	103,087
[b] Signify NV, 144A	Electrical Equipment	180	11,386
Wolters Kluwer NV	Professional Services	375	37,676
			1,353,073
Norway 1.1%
[a] Adevinta ASA, B	Interactive Media & Services	351	6,730
Aker ASA	Diversified Financial Services	33	2,435
Aker BP ASA	Oil, Gas & Consumable Fuels	156	4,975
DNB ASA	Banks	1,476	32,178
Equinor ASA	Oil, Gas & Consumable Fuels	1,383	29,279
Gjensidige Forsikring ASA	Insurance	234	5,161
Leroy Seafood Group ASA	Food Products	354	3,105
Mowi ASA	Food Products	621	15,804
Norsk Hydro ASA	Metals & Mining	1,890	12,067
Orkla ASA	Food Products	1,071	10,915
Salmar ASA	Food Products	75	4,978
	Independent Power and Renewable
[b] Scatec ASA, 144A	Electricity Producers	168	4,451
Schibsted ASA, A	Media	111	5,361
Schibsted ASA, B	Media	135	5,626
Telenor ASA	Diversified Telecommunication Services	894	15,075
Tomra Systems ASA	Commercial Services & Supplies	165	9,108
Yara International ASA	Chemicals	246	12,956
			180,204
Poland 0.5%
[a,b] Allegro.eu, 144A	Internet & Direct Marketing Retail	546	9,411
[a] Bank Pekao SA	Banks	219	5,350
CD Projekt SA	Entertainment	90	4,374
Cyfrowy Polsat SA	Media	369	2,902
[a,b] Dino Polska SA, 144A	Food & Staples Retailing	69	5,073
[a] InPost SA	Air Freight & Logistics	285	5,721
KGHM Polska Miedz SA	Metals & Mining	189	9,316
[a] LPP SA	Textiles, Apparel & Luxury Goods	2	6,761
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	438	8,834
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	2,403	4,211
[a] Powszechna Kasa Oszczednosci Bank Polski SA	Banks	1,203	11,954
[a] Powszechny Zaklad Ubezpieczen SA	Insurance	789	7,606

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] Santander Bank Polska SA	Banks	39	2,606
			84,119
Portugal 0.2%
EDP- Energias de Portugal SA	Electric Utilities	4,074	21,596
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	738	8,010
Jeronimo Martins SGPS SA	Food & Staples Retailing	345	6,292
			35,898
Russia 0.0%†
Evraz PLC	Metals & Mining	816	6,673
Spain 3.8%
Acciona SA	Electric Utilities	33	4,982
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	312	8,358
[a,b] Aena SME SA, 144A	Transportation Infrastructure	99	16,237
[a] Amadeus IT Group SA	IT Services	612	43,053
[a] Banco Bilbao Vizcaya Argentaria SA	Banks	9,570	59,333
[a] Banco Santander SA	Banks	24,612	93,969
Bankinter SA	Banks	972	4,886
CaixaBank SA	Banks	6,417	19,740
[b] Cellnex Telecom SA, 144A	Diversified Telecommunication Services	873	55,616
Corporacion Mapfre SA	Insurance	1,374	2,904
	Independent Power and Renewable
EDP Renovaveis SA	Electricity Producers	342	7,925
Enagas SA	Gas Utilities	369	8,527
Endesa SA	Electric Utilities	465	11,283
Ferrovial SA	Construction & Engineering	675	19,812
Grifols SA	Biotechnology	471	12,757
Iberdrola SA	Electric Utilities	8,277	100,905
Industria de Diseno Textil SA	Specialty Retail	1,512	53,272
	Equity Real Estate Investment Trusts
Inmobiliaria Colonial SA	(REITs)	459	4,635
[a] Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	Insurance	972	2,037
	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	477	4,942
Naturgy Energy Group SA	Gas Utilities	438	11,261
Red Electrica Corp. SA	Electric Utilities	615	11,418
Repsol SA	Oil, Gas & Consumable Fuels	1,929	24,143
[a] Siemens Gamesa Renewable Energy SA	Electrical Equipment	315	10,519
Telefonica SA	Diversified Telecommunication Services	7,256	33,912
Zardoya Otis SA	Machinery	231	1,592
			628,018
Sweden 5.7%
Alfa Laval AB	Machinery	459	16,225
Assa Abloy AB, B	Building Products	1,317	39,700
Atlas Copco AB	Machinery	543	28,572
Atlas Copco AB, A	Machinery	909	55,695
Boliden AB	Metals & Mining	387	14,888
Castellum AB	Real Estate Management & Development	402	10,238
Electrolux AB, B	Household Durables	321	8,907
Elekta AB, B	Health Care Equipment & Supplies	504	7,308
Epiroc AB, A	Machinery	903	20,590
Epiroc AB, B	Machinery	555	10,899
EQT AB	Capital Markets	321	11,658
Ericsson, B	Communications Equipment	4,326	54,408
Essity AB, B	Household Products	876	29,070
[b,c] Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure	231	36,529
[a] Fastighets AB Balder, B	Real Estate Management & Development	141	8,854
Getinge AB, B	Health Care Equipment & Supplies	315	11,890
[a] Hennes & Mauritz AB, B	Specialty Retail	1,266	30,051
	Electronic Equipment, Instruments &
Hexagon AB, B	Components	2,559	37,941
Holmen AB, B	Paper & Forest Products	138	6,233
Husqvarna AB, A	Household Durables	36	485

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Husqvarna AB, B	Household Durables	576	7,658
ICA Gruppen AB	Food & Staples Retailing	111	5,170
Industrivarden AB, A	Diversified Financial Services	294	11,441
Industrivarden AB, C	Diversified Financial Services	249	9,119
Indutrade AB	Machinery	396	10,141
Investment AB Latour, B	Industrial Conglomerates	204	6,698
Investor AB, A	Diversified Financial Services	750	17,132
Investor AB, B	Diversified Financial Services	2,613	60,267
Kinnevik AB, A	Diversified Financial Services	21	952
[a] Kinnevik AB, B	Diversified Financial Services	339	13,580
L E Lundbergforetagen AB, B	Diversified Financial Services	105	6,780
Lifco AB, B	Industrial Conglomerates	315	7,367
Lundin Energy AB	Oil, Gas & Consumable Fuels	267	9,453
Nibe Industrier AB, B	Building Products	1,749	18,410
Saab AB, B	Aerospace & Defense	129	3,426
Sagax AB, B	Real Estate Management & Development	243	7,223
Sagax AB, D	Real Estate Management & Development	165	642
Sandvik AB	Machinery	1,548	39,568
Securitas AB, B	Commercial Services & Supplies	429	6,777
[a,b] Sinch AB, 144A	Software	756	12,729
Skandinaviska Enskilda Banken AB, A	Banks	2,064	26,680
Skandinaviska Enskilda Banken AB, C	Banks	30	383
Skanska AB, B	Construction & Engineering	525	13,935
SKF AB, B	Machinery	540	13,759
Svenska Cellulosa AB, A	Paper & Forest Products	36	594
Svenska Cellulosa AB, B	Paper & Forest Products	867	14,218
Svenska Handelsbanken AB, A	Banks	2,154	24,320
Svenska Handelsbanken AB, B	Banks	60	718
Sweco AB, B	Construction & Engineering	282	5,134
Swedbank AB, A	Banks	1,452	27,036
Swedish Match AB	Tobacco	2,220	18,944
[a] Swedish Orphan Biovitrum AB	Biotechnology	252	4,598
Tele2 AB, B	Wireless Telecommunication Services	759	10,348
Telefonaktiebolaget LM Ericsson, A	Communications Equipment	45	566
Telia Co. AB	Diversified Telecommunication Services	3,621	16,081
Trelleborg AB, B	Machinery	339	7,876
Volvo AB, A	Machinery	294	7,295
Volvo AB, B	Machinery	2,169	52,220
			939,379
Switzerland 15.4%
ABB Ltd.	Electrical Equipment	2,436	82,724
Adecco Group AG	Professional Services	216	14,689
Alcon Inc.	Health Care Equipment & Supplies	660	46,254
Baloise Holding AG	Insurance	63	9,835
Banque Cantonale Vaudoise	Banks	39	3,506
Barry Callebaut AG	Food Products	5	11,630
BKW AG	Electric Utilities	26	2,709
Chocoladefabriken Lindt & Spruengli AG	Food Products	3	29,875
Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	735	89,017
Clariant AG	Chemicals	315	6,270
Coca-Cola HBC AG	Beverages	273	9,858
Credit Suisse Group AG	Capital Markets	3,450	36,174
DKSH Holding AG	Professional Services	51	3,906
EMS-Chemie Holding AG	Chemicals	10	9,834
[a] Flughafen Zurich AG	Transportation Infrastructure	27	4,469
Geberit AG	Building Products	52	39,042
Georg Fischer AG	Machinery	6	8,912
Givaudan AG	Chemicals	13	60,517
Glencore PLC	Metals & Mining	17,310	73,999
Helvetia Holding AG	Insurance	51	5,490
Julius Baer Group Ltd.	Capital Markets	309	20,184
Kuehne + Nagel International AG	Marine	72	24,661
LafargeHolcim Ltd., B	Construction Materials	732	43,951

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Technology Hardware, Storage &
Logitech International SA	Peripherals	213	25,831
Lonza Group AG	Life Sciences Tools & Services	107	75,913
Nestle SA	Food Products	4,053	505,206
Novartis AG	Pharmaceuticals	3,048	278,041
OC Oerlikon Corp. AG	Machinery	264	2,930
Partners Group Holding AG	Capital Markets	32	48,518
PSP Swiss Property AG	Real Estate Management & Development	60	7,627
Roche Holding AG	Pharmaceuticals	39	15,856
Roche Holding AG	Pharmaceuticals	996	375,568
Schindler Holding AG	Machinery	27	7,898
Schindler Holding AG, PC	Machinery	60	18,370
SGS SA	Professional Services	8	24,701
[a] Siemens Energy AG	Electrical Equipment	549	16,550
SIG Combibloc Group AG	Containers & Packaging	483	13,136
Sika AG	Chemicals	204	66,760
Sonova Holding AG	Health Care Equipment & Supplies	75	28,236
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	909	32,992
Straumann Holding AG	Health Care Equipment & Supplies	14	22,340
Sulzer AG	Machinery	24	3,318
Swatch Group AG	Textiles, Apparel & Luxury Goods	40	13,735
Swatch Group AG	Textiles, Apparel & Luxury Goods	63	4,161
Swiss Life Holding AG	Insurance	45	21,888
Swiss Prime Site AG	Real Estate Management & Development	105	10,428
Swiss Re AG	Insurance	414	37,389
Swisscom AG	Diversified Telecommunication Services	36	20,571
Tecan Group AG	Life Sciences Tools & Services	18	8,927
Temenos AG	Software	90	14,469
UBS Group AG	Capital Markets	4,737	72,566
[b,c] VAT Group AG, 144A, Reg S	Machinery	36	11,980
Vifor Pharma AG	Pharmaceuticals	72	9,328
Zurich Insurance Group AG	Insurance	213	85,536
			2,518,275
United Kingdom 19.3%
3i Group PLC	Capital Markets	1,386	22,459
Admiral Group PLC	Insurance	303	13,160
Anglo American PLC	Metals & Mining	1,770	70,237
Ashmore Group PLC	Capital Markets	657	3,494
Ashtead Group PLC	Trading Companies & Distributors	642	47,573
Associated British Foods PLC	Food Products	504	15,429
AstraZeneca PLC	Pharmaceuticals	1,890	226,708
[a,b] Auto Trader Group PLC, 144A	Interactive Media & Services	1,332	11,655
AVEVA Group PLC	Software	168	8,606
Aviva PLC	Insurance	5,634	31,592
B&M European Value Retail SA	Multiline Retail	1,257	9,953
BAE Systems PLC	Aerospace & Defense	4,638	33,445
Barclays PLC	Banks	24,360	57,585
Barratt Developments PLC	Household Durables	1,482	14,233
Bellway PLC	Household Durables	175	7,833
BHP Group PLC	Metals & Mining	2,991	88,010
BP PLC	Oil, Gas & Consumable Fuels	28,620	124,542
British American Tobacco PLC	Tobacco	3,282	126,950
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	1,317	9,004
[a] BT Group PLC	Diversified Telecommunication Services	12,552	33,639
Bunzl PLC	Trading Companies & Distributors	492	16,237
[a] Burberry Group PLC	Textiles, Apparel & Luxury Goods	567	16,183
[a] Centrica PLC	Multi-Utilities	8,274	5,882
CNH Industrial NV	Machinery	1,431	23,631
[a] Compass Group PLC	Hotels, Restaurants & Leisure	2,562	53,868
[b] ConvaTec Group PLC, 144A	Health Care Equipment & Supplies	2,250	7,478
Croda International PLC	Chemicals	195	19,848

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	141	6,467
Diageo PLC	Beverages	3,303	157,923
Direct Line Insurance Group PLC	Insurance	1,926	7,583
[a] Dr. Martens PLC	Textiles, Apparel & Luxury Goods	566	3,479
DS Smith PLC	Containers & Packaging	1,797	10,374
[a] easyJet PLC	Airlines	324	4,005
Ferguson PLC	Trading Companies & Distributors	321	44,566
GlaxoSmithKline PLC	Pharmaceuticals	7,110	139,415
	Electronic Equipment, Instruments &
Halma PLC	Components	549	20,417
Hargreaves Lansdown PLC	Capital Markets	537	11,788
Hikma Pharmaceuticals PLC	Pharmaceuticals	240	8,110
HomeServe PLC	Commercial Services & Supplies	387	5,108
Howden Joinery Group PLC	Trading Companies & Distributors	807	9,104
HSBC Holdings PLC	Banks	29,388	169,416
IMI PLC	Machinery	380	9,029
Imperial Brands PLC	Tobacco	1,359	29,231
[a] Informa PLC	Media	2,109	14,614
[a] InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	259	17,210
Intermediate Capital Group PLC	Capital Markets	408	11,972
[a] International Consolidated Airlines Group SA	Airlines	1,593	3,834
Intertek Group PLC	Professional Services	228	17,418
[a] ITV PLC	Media	5,253	9,111
J Sainsbury PLC	Food & Staples Retailing	2,319	8,707
JD Sports Fashion PLC	Specialty Retail	726	9,217
Johnson Matthey PLC	Chemicals	267	11,335
Kingfisher PLC	Specialty Retail	2,994	15,076
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	1,011	9,433
Legal & General Group PLC	Insurance	8,523	30,330
Lloyds Banking Group PLC	Banks	101,853	65,695
London Stock Exchange Group PLC	Capital Markets	522	57,473
M&G PLC	Diversified Financial Services	3,681	11,640
[a] Meggitt PLC	Aerospace & Defense	1,110	7,072
Melrose Industries PLC	Industrial Conglomerates	6,786	14,540
Mondi PLC	Paper & Forest Products	687	18,042
National Grid PLC	Multi-Utilities	5,109	64,988
Natwest Group PLC	Banks	7,572	21,255
[a] Next PLC	Multiline Retail	180	19,535
[a] NMC Health PLC	Health Care Providers & Services	60	—
[a] Ocado Group PLC	Internet & Direct Marketing Retail	689	19,065
Pearson PLC	Media	1,062	12,177
Pennon Group PLC	Water Utilities	597	9,365
Persimmon PLC	Household Durables	459	18,756
Phoenix Group Holdings PLC	Insurance	903	8,438
Prudential PLC	Insurance	3,759	71,324
[b] Quilter PLC, 144A	Capital Markets	2,448	5,030
Reckitt Benckiser Group PLC	Household Products	912	80,595
RELX PLC	Professional Services	2,676	70,941
	Electronic Equipment, Instruments &
Renishaw PLC	Components	48	3,266
Rentokil Initial PLC	Commercial Services & Supplies	2,703	18,484
Rightmove PLC	Interactive Media & Services	1,254	11,250
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	10,530	14,390
Schroders PLC	Capital Markets	159	7,716
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	1,722	26,037
Severn Trent PLC	Water Utilities	351	12,127
Smith & Nephew PLC	Health Care Equipment & Supplies	1,263	27,262
Smiths Group PLC	Industrial Conglomerates	562	12,344
Spirax-Sarco Engineering PLC	Machinery	108	20,313
SSE PLC	Electric Utilities	1,500	31,093
St. James's Place Capital PLC	Capital Markets	777	15,854

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Standard Chartered PLC	Banks	3,681	23,442
Standard Life Aberdeen PLC	Capital Markets	3,132	11,725
Tate & Lyle PLC	Food Products	657	6,702
Taylor Wimpey PLC	Household Durables	5,100	11,199
[a] TechnipFMC PLC	Energy Equipment & Services	648	5,813
Tesco PLC	Food & Staples Retailing	10,980	33,818
The Berkeley Group Holdings PLC	Household Durables	159	10,093
The Sage Group PLC	Software	1,539	14,546
[a] THG PLC	Internet & Direct Marketing Retail	870	7,331
[a] Travis Perkins PLC	Trading Companies & Distributors	336	7,840
Unilever PLC	Personal Products	3,753	219,334
United Utilities Group PLC	Water Utilities	990	13,326
Vodafone Group PLC	Wireless Telecommunication Services	40,365	67,662
[a] Weir Group PLC	Machinery	369	9,436
[a] Whitbread PLC	Hotels, Restaurants & Leisure	297	12,809
[a] Wickes Group PLC	Specialty Retail	376	1,278
William Morrison Supermarkets PLC	Food & Staples Retailing	3,186	10,858
WPP PLC	Media	1,692	22,771
			3,159,556
United States 0.3%
Stellantis NV	Automobiles	2,907	57,069
Total Common Stocks and Other Equity Interests (Cost $14,535,674)			16,109,115
Preferred Stocks 0.9%
Germany 0.9%
[d] Bayerische Motoren Werke AG, 2.533%, pfd.	Automobiles	81	7,281
[d] Fuchs Petrolub SE, 2.413%, pfd.	Chemicals	96	4,670
[d] Henkel AG & Co. KGaA, 2.078%, pfd.	Household Products	252	26,609
[d] Porsche Automobil Holding SE, 2.446%, pfd.	Automobiles	222	23,789
[d] Sartorius AG, 0.162%, pfd.	Health Care Equipment & Supplies	34	17,701
[d] Volkswagen AG, 2.301%, pfd.	Automobiles	264	66,122
Total Preferred Stocks (Cost $128,045)			146,172
Rights 0.0%†
Spain 0.0%†
[a] ACS Actividades de Construccion y Servicios SA, rts., 7/27/21	Construction & Engineering	312	437

Total Investments before Short Term Investments (Cost $14,664,191)			16,255,724
Short-Term Investments (Cost $6,188) 0.0%†
United States 0.0%†
[e,f] Institutional Fiduciary Trust Portfolio 0.01%	Money Market Funds	6,188	6,188

Total Investments (Cost $14,670,379) 99.2%			16,261,912

Other Assets, less Liabilities 0.8%			132,962
Net Assets 100.0%			$16,394,874

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $602,978 representing 3.7% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $160,508, representing 1.0% of net assets.
dVariable rate security. The rate shown represents the yield at period end.
eSee Note 5 regarding investments in affiliated management investment companies.
fThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

At June 30, 2021 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Danish Krone	BOFA	Buy	3,671,500	$585,503	7/02/21	$12	$—
Danish Krone	BOFA	Sell	3,671,500	601,640	7/02/21	16,125	—
Euro	BOFA	Buy	2,260,333	2,680,475	7/02/21	56	—
Euro	HSBK	Buy	2,260,333	2,680,488	7/02/21	42	—
Euro	UBSW	Buy	2,260,333	2,680,502	7/02/21	28	—
Euro	BOFA	Sell	2,260,333	2,754,975	7/02/21	74,445	—
Euro	HSBK	Sell	2,260,333	2,755,025	7/02/21	74,495	—
Euro	UBSW	Sell	2,260,333	2,755,020	7/02/21	74,490	—
Great British Pound	DBAB	Buy	2,729,200	3,769,571	7/02/21	683	—
Great British Pound	DBAB	Sell	2,729,200	3,868,505	7/02/21	98,251	—
Norwegian Krone	BOFA	Buy	1,509,400	175,402	7/02/21	3	—
Norwegian Krone	BOFA	Sell	1,509,400	180,650	7/02/21	5,245	—
Polish Zloty	BOFA	Buy	295,500	77,619	7/02/21	2	—
Polish Zloty	BOFA	Sell	295,500	80,290	7/02/21	2,669	—
Swedish Krona	BOFA	Buy	7,986,100	933,793	7/02/21	19	—
Swedish Krona	BOFA	Sell	7,986,100	959,853	7/02/21	26,041	—
Swiss Franc	MSCO	Buy	2,091,500	2,262,615	7/02/21	56	—
Swiss Franc	MSCO	Sell	2,091,500	2,325,524	7/02/21	62,853	—
Danish Krone	BOFA	Sell	3,885,200	619,934	8/03/21	—	(32)
Euro	BOFA	Sell	2,331,900	2,767,117	8/03/21	—	(112)
Euro	HSBK	Sell	2,331,900	2,767,161	8/03/21	—	(67)
Euro	UBSW	Sell	2,331,900	2,767,144	8/03/21	—	(84)
Great British Pound	DBAB	Sell	2,790,800	3,854,971	8/03/21	—	(721)
Norwegian Krone	BOFA	Sell	1,572,600	182,773	8/03/21	—	(6)
Polish Zloty	BOFA	Sell	306,400	80,493	8/03/21	—	(3)
Swedish Krona	BOFA	Sell	8,081,500	945,207	8/03/21	—	(43)
Swiss Franc	MSCO	Sell	2,233,900	2,418,697	8/03/21	—	(79)
Total Forward Exchange Contracts						$435,515	$(1,147)
Net unrealized appreciation (depreciation)							$434,368
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

					FRANKLIN TEMPLETON ETF TRUST
			STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
EURO STOXX 50 Index	Long	1	$48,094	9/17/21	$(701)

*As of period end.

Abbreviations

Selected Portfolio

BOFA	-	Bank of America Corp.
DBAB	-	Deutsche Bank AG
HSBK	-	HSBC Bank PLC
MSCO	-	Morgan Stanley
REIT	-	Real Estate Investment Trust
UBSW	-	UBS AG

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin FTSE France ETF	Industry	Shares	Value
Common Stocks 99.9%
France 97.3%
[a] Accor SA	Hotels, Restaurants & Leisure	740	$27,635
[a] Aeroports de Paris SA	Transportation Infrastructure	115	14,981
Air Liquide SA	Chemicals	1,875	328,331
[a] Airbus SE	Aerospace & Defense	2,250	289,348
[b] ALD SA, 144A	Road & Rail	330	4,947
[a] Alstom SA	Machinery	1,190	60,104
[b] Amundi SA, 144A	Capital Markets	230	20,279
Arkema SA	Chemicals	270	33,876
Atos SE	IT Services	385	23,422
AXA SA	Insurance	7,775	197,178
Biomerieux	Health Care Equipment & Supplies	170	19,757
[a] BNP Paribas SA	Banks	4,375	274,306
Bollore	Entertainment	4,035	21,629
Bouygues SA	Construction & Engineering	860	31,810
[a] Bureau Veritas SA	Professional Services	1,150	36,386
Capgemini SE	IT Services	630	121,033
Carrefour SA	Food & Staples Retailing	2,340	46,023
[a] Casino Guichard-Perrachon SA	Food & Staples Retailing	225	7,138
Cie Generale des Etablissements Michelin SCA	Auto Components	705	112,450
[a] CNP Assurances	Insurance	600	10,211
[a] Compagnie de Saint-Gobain	Building Products	1,915	126,131
	Equity Real Estate Investment Trusts
Covivio	(REITs)	200	17,105
[a] Credit Agricole SA	Banks	4,720	66,128
Danone SA	Food Products	2,425	170,737
[a] Dassault Aviation SA	Aerospace & Defense	9	10,588
Dassault Systemes	Software	540	130,959
Edenred	IT Services	995	56,698
[a] EDF SA	Electric Utilities	2,070	28,279
[a] Eiffage SA	Construction & Engineering	300	30,525
[a] Engie SA	Multi-Utilities	6,705	91,871
EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	1,190	219,643
[a] Eurazeo SE	Diversified Financial Services	175	15,254
[a] Faurecia SE	Auto Components	480	23,549
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	210	32,176
[a] Getlink SE	Transportation Infrastructure	1,840	28,694
Hermes International	Textiles, Apparel & Luxury Goods	125	182,110
	Equity Real Estate Investment Trusts
ICADE	(REITs)	130	11,223
Iliad SA	Diversified Telecommunication Services	60	8,780
Imerys SA	Construction Materials	160	7,476
Ipsen SA	Pharmaceuticals	140	14,564
[a] JCDecaux SA	Media	295	8,179
Kering SA	Textiles, Apparel & Luxury Goods	296	258,707
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	745	19,198
L'Oreal SA	Personal Products	972	433,183
[b] La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure	355	20,873
Legrand SA	Electrical Equipment	1,080	114,322
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	1,008	790,510
[a] Natixis SA	Capital Markets	3,400	16,128
	Independent Power and Renewable
[a,b] Neoen SA, 144A	Electricity Producers	110	4,941
Orange SA	Diversified Telecommunication Services	7,745	88,312
[a] Orpea	Health Care Providers & Services	200	25,438
Pernod Ricard SA	Beverages	845	187,590
Plastic Omnium SA	Auto Components	220	6,872
Publicis Groupe	Media	900	57,571
Remy Cointreau SA	Beverages	100	20,647

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] Renault SA	Automobiles	745	30,114
[a] Rexel SA	Trading Companies & Distributors	1,225	25,626
Rubis SCA	Gas Utilities	380	16,895
[a] Safran SA	Aerospace & Defense	1,405	194,811
Sanofi	Pharmaceuticals	4,395	460,535
Sartorius Stedim Biotech	Life Sciences Tools & Services	97	45,886
Schneider Electric SE	Electrical Equipment	2,140	336,719
[a] SCOR SE	Insurance	635	20,197
SEB SA	Household Durables	120	21,688
[a] Societe Generale SA	Banks	3,135	92,424
[a] Sodexo SA	Hotels, Restaurants & Leisure	350	32,666
	Semiconductors & Semiconductor
[a] SOITEC	Equipment	85	18,739
Suez SA	Multi-Utilities	1,525	36,260
[a] Technip Energies NV	Energy Equipment & Services	495	6,786
Teleperformance	Professional Services	235	95,394
Thales SA	Aerospace & Defense	405	41,324
TotalEnergies SE	Oil, Gas & Consumable Fuels	9,800	443,431
[a] Ubisoft Entertainment SA	Entertainment	380	26,606
Valeo SA	Auto Components	975	29,334
Veolia Environnement SA	Multi-Utilities	2,070	62,524
Vinci SA	Construction & Engineering	1,995	212,905
Vivendi SA	Entertainment	3,015	101,294
Wendel SE	Diversified Financial Services	110	14,793
[a,b,c] Worldline SA, 144A, Reg S	IT Services	980	91,743
			7,464,499
Luxembourg 0.7%
[a] Eurofins Scientific SE	Life Sciences Tools & Services	490	56,017
Netherlands 0.5%
[b,c] Euronext NV, 144A, Reg S	Capital Markets	330	35,887
Switzerland 1.2%
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	2,565	93,095
United Kingdom 0.2%
[a] TechnipFMC PLC	Energy Equipment & Services	1,850	16,595
Total Investments (Cost $6,752,523) 99.9%			7,666,093
Other Assets, less Liabilities 0.1%			7,434

Net Assets 100.0%			$7,673,527

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2021, the aggregate value of these securities was $178,670, representing 2.3% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $127,630, representing 1.7% of net assets.

Abbreviations

Selected Portfolio

REIT - Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin FTSE Germany ETF	Industry	Shares	Value
Common Stocks 93.4%
Germany 91.4%
1&1 Drillisch AG	Wireless Telecommunication Services	380	$11,627
adidas AG	Textiles, Apparel & Luxury Goods	1,560	580,716
Allianz SE	Insurance	3,340	832,979
[a,b] Auto1 Group SE, 144A	Specialty Retail	540	23,726
BASF SE	Chemicals	7,430	585,419
Bayer AG	Pharmaceuticals	7,980	484,625
Bayerische Motoren Werke AG	Automobiles	2,610	276,432
Bechtle AG	IT Services	220	40,870
Beiersdorf AG	Personal Products	810	97,739
Brenntag AG	Trading Companies & Distributors	1,250	116,248
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	300	57,973
[a] Commerzbank AG	Banks	8,470	60,087
[a] Continental AG	Auto Components	880	129,385
[b] Covestro AG, 144A	Chemicals	1,460	94,293
[a] CTS Eventim AG & Co. KGaA	Entertainment	480	29,999
Daimler AG	Automobiles	6,830	609,907
[a] Delivery Hero SE	Internet & Direct Marketing Retail	1,530	202,127
[a] Deutsche Bank AG	Capital Markets	16,590	216,140
Deutsche Boerse AG	Capital Markets	1,490	260,101
[a] Deutsche Lufthansa AG	Airlines	2,410	27,123
Deutsche Post AG	Air Freight & Logistics	7,940	540,105
Deutsche Telekom AG	Diversified Telecommunication Services	26,220	553,852
Deutsche Wohnen AG	Real Estate Management & Development	2,790	170,661
[b] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	280	12,691
E.ON SE	Multi-Utilities	17,580	203,353
Evonik Industries AG	Chemicals	1,550	51,983
[a] Evotec SE	Life Sciences Tools & Services	1,200	54,404
[a] Fielmann AG	Specialty Retail	200	15,642
[a] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	290	19,761
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	1,650	137,050
Fresenius SE & Co. KGaA	Health Care Providers & Services	3,280	171,130
Fuchs Petrolub SE	Chemicals	280	10,875
GEA Group AG	Machinery	1,350	54,689
Hannover Rueck SE	Insurance	490	81,992
HeidelbergCement AG	Construction Materials	1,210	103,804
[a] Hella GmbH & Co. KGaA	Auto Components	360	24,659
[a] HelloFresh SE	Internet & Direct Marketing Retail	1,200	116,664
Henkel AG & Co. KGaA	Household Products	820	75,510
Hochtief AGHochtief AG	Construction & Engineering	160	12,288
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	10,570	423,933
KION Group AG	Machinery	640	68,217
Knorr-Bremse AG	Machinery	540	62,117
Lanxess AG	Chemicals	700	47,998
LEG Immobilien AG	Real Estate Management & Development	590	84,976
Merck KGaA	Pharmaceuticals	1,050	201,348
METRO AG	Food & Staples Retailing	1,060	13,124
MTU Aero Engines AG	Aerospace & Defense	430	106,526
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	1,140	312,227
Nemetschek AG	Software	440	33,666
[a] ProSiebenSat.1 Media SE	Media	1,260	25,066
[a] Puma SE	Textiles, Apparel & Luxury Goods	810	96,586
Rational AG	Machinery	27	24,463
Rheinmetall AG	Industrial Conglomerates	350	34,575
RWE AG	Multi-Utilities	5,120	185,554
SAP SE	Software	9,010	1,269,801
[c] Scout24 AG, Reg S	Interactive Media & Services	690	58,195
Siemens AG	Industrial Conglomerates	6,110	968,191

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Siemens Healthineers AG	Health Care Equipment & Supplies	2,250	137,896
Symrise AG	Chemicals	1,030	143,524
[a] Talanx AG	Insurance	440	17,992
[a] TeamViewer AG	Software	1,290	48,526
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	5,420	14,301
[a] thyssenkrupp AG	Metals & Mining	3,780	39,403
Traton SE	Machinery	400	12,684
	Independent Power and Renewable
Uniper SE	Electricity Producers	710	26,152
United Internet AG	Diversified Telecommunication Services	880	35,983
[a] Varta AG	Electrical Equipment	110	16,958
Volkswagen AG	Automobiles	260	85,347
Vonovia SE	Real Estate Management & Development	4,600	297,414
Wacker Chemie AG	Chemicals	120	18,507
[a] Zalando SE	Internet & Direct Marketing Retail	1,770	213,997
			12,273,876
Luxembourg 0.7%
Aroundtown SA	Real Estate Management & Development	9,770	76,238
[a] RTL Group SA	Media	310	18,473
			94,711
Netherlands 0.6%
[a] QIAGEN NV	Life Sciences Tools & Services	1,800	87,007
Switzerland 0.7%
[a] Siemens Energy AG	Electrical Equipment	3,050	91,944
Total Common Stocks (Cost $11,312,663)			12,547,538
Preferred Stocks 6.2%
Germany 6.2%
[d] Bayerische Motoren Werke AG, 2.533%, pfd.	Automobiles	470	42,249
[d] Fuchs Petrolub SE, 2.413%, pfd.	Chemicals	560	27,242
[d] Henkel AG & Co. KGaA, 2.078%, pfd.	Household Products	1,420	149,941
[d] Porsche Automobil Holding SE, 2.446%, pfd.	Automobiles	1,240	132,876
[d] Sartorius AG, 0.162%, pfd.	Health Care Equipment & Supplies	200	104,122
[d] Volkswagen AG, 2.301%, pfd.	Automobiles	1,490	373,189

Total Preferred Stocks (Cost $692,796)			829,619
Total Investments (Cost $12,005,459) 99.6%			13,377,157

Other Assets, less Liabilities 0.4%			51,758
Net Assets 100.0%			$13,428,915

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $130,710, representing 1.0% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the value of this security was $58,195, representing 0.4% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Micro DAX	Long	2	$36,829	9/17/21	$(341)

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin FTSE Hong Kong ETF	Industry	Shares	Value
Common Stocks 99.7%
Cambodia 0.2%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	42,000	$40,508
China 5.3%
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	19,500	145,889
	Electronic Equipment, Instruments &
[a] FIH Mobile Ltd.	Components	84,000	13,845
	Technology Hardware, Storage &
Lenovo Group Ltd.	Peripherals	210,000	241,480
Microport Scientific Corp.	Health Care Equipment & Supplies	14,000	125,563
Minth Group Ltd.	Auto Components	20,040	95,221
[a] MMG Ltd.	Metals & Mining	64,000	28,185
[a] Shui On Land Ltd.	Real Estate Management & Development	98,000	15,900
Tingyi Cayman Islands Holding Corp.	Food Products	52,000	103,788
Uni-President China Holdings Ltd.	Food Products	32,000	35,314
Want Want China Holdings Ltd.	Food Products	148,000	104,818
			910,003
Hong Kong 90.1%
AIA Group Ltd.	Insurance	281,200	3,494,247
	Semiconductors & Semiconductor
ASM Pacific Technology Ltd.	Equipment	8,800	119,209
BOC Hong Kong (Holdings) Ltd.	Banks	101,500	344,396
[b] Budweiser Brewing Co. APAC Ltd., 144A	Beverages	48,000	151,432
Cafe de Coral Holdings Ltd.	Hotels, Restaurants & Leisure	10,000	20,552
[a] Cathay Pacific Airways Ltd.	Airlines	28,000	23,652
	Equity Real Estate Investment Trusts
Champion REIT	(REITs)	56,000	31,512
[a] China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	72,000	11,960
Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail	49,600	113,304
CK Asset Holdings Ltd.	Real Estate Management & Development	67,000	462,435
CK Hutchison Holdings Ltd.	Industrial Conglomerates	75,500	588,184
CK Infrastructure Holdings Ltd.	Electric Utilities	17,500	104,335
CLP Holdings Ltd.	Electric Utilities	46,300	457,882
Dah Sing Banking Group Ltd.	Banks	9,600	10,594
Dah Sing Financial Group	Banks	4,000	13,675
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	8,400	35,616
[a,b] ESR Cayman Ltd., 144A	Real Estate Management & Development	52,000	175,435
First Pacific Co. Ltd.	Diversified Financial Services	64,000	21,839
[a] Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	60,700	485,781
Guotai Junan International holdings Ltd.	Capital Markets	68,000	10,858
Haitong International Securities Group Ltd.	Capital Markets	72,000	19,841
Hang Lung Group Ltd.	Real Estate Management & Development	25,000	63,741
Hang Lung Properties Ltd.	Real Estate Management & Development	58,000	140,858
Hang Seng Bank Ltd.	Banks	20,500	409,427
Henderson Land Development Co. Ltd.	Real Estate Management & Development	37,000	175,332
Hong Kong and China Gas Co. Ltd.	Gas Utilities	307,277	477,187
Hong Kong Exchanges and Clearing Ltd.	Capital Markets	35,900	2,139,434
Hongkong Land Holdings Ltd.	Real Estate Management & Development	32,800	156,128
Huabao International Holdings Ltd.	Chemicals	24,000	57,853
Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services	32,000	6,305
Hysan Development Co. Ltd.	Real Estate Management & Development	17,000	67,752
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	5,800	370,736
Johnson Electric Holdings Ltd.	Auto Components	10,000	25,818
[b] JS Global Lifestyle Co. Ltd., 144A	Household Durables	18,000	50,645
Kerry Logistics Network Ltd.	Air Freight & Logistics	16,000	48,520
Kerry Properties Ltd.	Real Estate Management & Development	17,000	56,040
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	40,000	30,441
[a] Lifestyle International Holdings Ltd.	Multiline Retail	14,000	10,744
	Equity Real Estate Investment Trusts
Link REIT	(REITs)	58,800	569,764

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Man Wah Holdings Ltd.	Household Durables	43,200	103,802
Melco International Development Ltd.	Hotels, Restaurants & Leisure	22,000	40,397
MTR Corp. Ltd.	Road & Rail	40,500	225,555
New World Development Co. Ltd.	Real Estate Management & Development	40,000	207,833
NWS Holdings Ltd.	Industrial Conglomerates	40,000	42,545
PCCW Ltd.	Diversified Telecommunication Services	116,000	60,794
Power Assets Holdings Ltd.	Electric Utilities	38,500	236,230
[a] Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	32,000	31,317
[a] Shun Tak Holdings Ltd.	Industrial Conglomerates	52,000	16,740
Sino Land Co. Ltd.	Real Estate Management & Development	98,400	155,091
SITC International Holdings Co. Ltd.	Marine	33,000	137,892
[a] SJM Holdings Ltd.	Hotels, Restaurants & Leisure	52,000	56,782
Sun Art Retail Group Ltd.	Food & Staples Retailing	44,000	32,749
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	40,000	595,942
Swire Pacific Ltd., A	Real Estate Management & Development	14,500	98,305
Swire Pacific Ltd., B	Real Estate Management & Development	25,000	28,104
Swire Properties Ltd.	Real Estate Management & Development	29,600	88,238
Techtronic Industries Co. Ltd.	Machinery	35,500	619,868
The Bank of East Asia Ltd.	Banks	36,000	66,846
The Wharf Holdings Ltd.	Real Estate Management & Development	38,400	146,364
Towngas China Co. Ltd.	Gas Utilities	32,000	23,652
United Energy Group Ltd.	Oil, Gas & Consumable Fuels	208,000	29,998
Vinda International Holdings Ltd.	Household Products	8,000	24,621
Vitasoy International Holdings Ltd.	Food Products	22,200	82,473
VTech Holdings Ltd.	Communications Equipment	4,400	46,318
[b] WH Group Ltd., 144A	Food Products	238,000	213,916
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	46,000	267,440
Xinyi Glass Holdings Ltd.	Building Products	58,000	236,381
[a] Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	20,000	49,396
			15,519,053
Italy 0.6%
Prada SpA	Textiles, Apparel & Luxury Goods	14,400	109,309
Luxembourg 0.3%
L'Occitane International SA	Personal Products	13,000	47,541
Macau 2.3%
[a] Macau Legend Development Ltd.	Hotels, Restaurants & Leisure	40,000	5,305
[a] MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	20,800	31,498
[a] Sands China Ltd.	Hotels, Restaurants & Leisure	68,000	286,331
[a] Wynn Macau Ltd.	Hotels, Restaurants & Leisure	41,600	65,460
			388,594
Singapore 0.3%
[b] BOC Aviation Ltd., 144A	Trading Companies & Distributors	6,000	50,606
Taiwan 0.0%†
	Electronic Equipment, Instruments &
[a,b] FIT Hon Teng Ltd., 144A	Components	28,000	7,680
United States 0.6%
Nexteer Automotive Group Ltd.	Auto Components	24,000	33,377
[a,b] Samsonite International SA, 144A	Textiles, Apparel & Luxury Goods	36,300	74,228
			107,605
Total Investments (Cost $15,163,605) 99.7%			17,180,899

Other Assets, less Liabilities 0.3%			44,885
Net Assets 100.0%			$17,225,784

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $723,942, representing 4.2% of net assets.

					FRANKLIN TEMPLETON ETF TRUST
			STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
HKG Mini Hang Seng Index	Long	1	$36,867	7/29/21	$(6)
*As of period end
Abbreviations
Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin FTSE India ETF	Industry	Shares	Value
Common Stocks 102.7%
India 102.7%
[a] 3M India Ltd.	Industrial Conglomerates	86	$28,152
ABB India Ltd.	Electrical Equipment	1,558	37,901
ACC Ltd.	Construction Materials	2,603	70,557
[a] Adani Enterprises Ltd.	Trading Companies & Distributors	8,037	163,005
	Independent Power and Renewable
[a] Adani Green Energy Ltd.	Electricity Producers	11,970	181,152
Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	23,351	221,070
	Independent Power and Renewable
[a] Adani Power Ltd.	Electricity Producers	28,272	43,152
Adani Total Gas Ltd	Gas Utilities	8,455	116,007
[a] Aditya Birla Capital Ltd.	Diversified Financial Services	14,060	22,179
Alkem Laboratories Ltd.	Pharmaceuticals	741	31,895
Ambuja Cements Ltd.	Construction Materials	20,938	95,958
Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	3,021	147,122
[a] Ashok Leyland Ltd.	Machinery	43,548	71,828
Asian Paints Ltd.	Chemicals	13,756	553,849
Astral Poly Technik Ltd.	Building Products	2,717	72,724
[a,b] AU Small Finance Bank Ltd., 144A	Banks	4,693	65,401
Aurobindo Pharma Ltd.	Pharmaceuticals	8,094	105,103
[a,b] Avenue Supermarts Ltd., 144A	Food & Staples Retailing	4,541	204,299
[a] Axis Bank Ltd.	Banks	69,217	696,826
[a] Bajaj Auto Ltd.	Automobiles	2,128	118,348
[a] Bajaj Finance Ltd.	Consumer Finance	7,163	579,733
[a] Bajaj Finserv Ltd.	Diversified Financial Services	1,159	188,812
[a] Bajaj Holdings & Investment Ltd.	Diversified Financial Services	798	38,802
Balkrishna Industries Ltd.	Auto Components	2,470	74,409
[a,b] Bandhan Bank Ltd, 144A	Banks	24,092	107,041
[a] Bank of Baroda	Banks	31,578	36,493
[a] Bank of India	Banks	10,393	10,892
Bata India Ltd.	Textiles, Apparel & Luxury Goods	1,843	39,591
Bayer Cropscience Ltd.	Chemicals	399	31,072
Berger Paints India Ltd.	Chemicals	7,106	76,968
Bharat Electronics Ltd.	Aerospace & Defense	33,269	79,670
[a] Bharat Forge Ltd.	Auto Components	7,676	78,681
[a] Bharat Heavy Electricals Ltd.	Electrical Equipment	37,677	33,227
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	29,944	188,575
Bharti Airtel Ltd.	Wireless Telecommunication Services	69,673	492,716
Bharti Infratel Ltd.	Diversified Telecommunication Services	38,228	122,738
[a] Biocon Ltd.	Biotechnology	13,813	75,160
Bosch Ltd.	Auto Components	266	53,770
Britannia Industries Ltd.	Food Products	98,401	179,478
[a] Cadila Healthcare Ltd.	Pharmaceuticals	7,505	65,145
[a] Canara Bank Ltd.	Banks	9,975	20,378
Castrol India Ltd.	Chemicals	15,124	29,117
Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance	12,236	84,490
[a] Cipla Ltd.	Pharmaceuticals	15,599	203,964
Coal India Ltd.	Oil, Gas & Consumable Fuels	57,703	113,846
Colgate-Palmolive (India) Ltd.	Personal Products	4,047	91,786
Container Corp. of India Ltd.	Road & Rail	8,379	78,723
Coromandel International Ltd.	Chemicals	3,325	40,300
Cummins India Ltd.	Machinery	4,123	49,894
Dabur India Ltd.	Personal Products	16,169	123,720
[a] Dalmia Bharat Ltd.	Construction Materials	1,368	34,806
[a] Divi's Laboratories Ltd.	Life Sciences Tools & Services	3,895	230,999
DLF Ltd.	Real Estate Management & Development	18,145	68,620
Dr Reddy's Laboratories Ltd.	Pharmaceuticals	3,686	268,927
[a] Eicher Motors Ltd.	Automobiles	4,085	146,800
Emami Ltd.	Personal Products	6,403	48,270

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Equity Real Estate Investment Trusts
Embassy Office Parks REIT	(REITs)	14,400	67,879
Exide Industries Ltd.	Auto Components	13,984	34,306
[a] Federal Bank Ltd.	Banks	45,049	52,789
GAIL India Ltd.	Gas Utilities	54,340	109,404
Gillette India Ltd.	Personal Products	247	18,852
GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	1,254	25,343
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	4,644	40,770
[a] GMR Infrastructure Ltd.	Transportation Infrastructure	63,422	27,133
[a] Godrej Consumer Products Ltd.	Personal Products	11,134	130,356
[a] Godrej Industries Ltd.	Industrial Conglomerates	2,565	19,716
[a] Godrej Properties Ltd.	Real Estate Management & Development	2,698	50,737
Grasim Industries Ltd.	Construction Materials	11,704	235,993
Gujarat Gas Ltd.	Gas Utilities	6,080	54,048
Havell's India Ltd.	Electrical Equipment	7,334	96,714
HCL Technologies Ltd.	IT Services	33,117	438,189
[b,c] HDFC Asset Management Co. Ltd., 144A, Reg S	Capital Markets	2,014	79,049
[b] HDFC Life Insurance Co. Ltd., 144A	Insurance	19,722	182,096
Hero Motocorp Ltd.	Automobiles	3,971	155,068
Hindalco Industries Ltd.	Metals & Mining	43,054	215,502
Hindustan Aeronautics Ltd.	Aerospace & Defense	1,102	15,149
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	21,717	85,664
Hindustan Unilever Ltd.	Household Products	27,056	899,549
Hindustan Zinc Ltd.	Metals & Mining	6,954	31,743
	Electronic Equipment, Instruments &
Honeywell Automation India Ltd.	Components	70	39,395
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	53,238	1,772,869
[a] ICICI Bank Ltd.	Banks	47,519	403,333
[b,c] ICICI Lombard General Insurance Co. Ltd., 144A, Reg S	Insurance	6,118	128,978
[b,c] ICICI Prudential Life Insurance Co. Ltd., 144A, Reg S	Insurance	11,039	90,994
[a] IDFC First Bank Ltd.	Banks	92,720	67,610
Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	10,279	36,100
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	83,429	121,108
Indian Railway Catering and Tourism Corp. Ltd.	Commercial Services & Supplies	1,596	43,670
[b] Indian Railway Finance Corp. Ltd., 144A	Diversified Financial Services	54,530	18,230
Indraprastha Gas Ltd.	Gas Utilities	10,678	80,125
Info Edge India Ltd.	Interactive Media & Services	2,318	153,299
Infosys Ltd.	IT Services	109,763	2,334,365
[a,b,c] InterGlobe Aviation Ltd., 144A, Reg S	Airlines	2,945	68,027
IPCA Laboratories Ltd.	Pharmaceuticals	2,090	56,978
ITC Ltd.	Tobacco	90,174	245,907
[a] Jindal Steel & Power Ltd.	Metals & Mining	12,065	64,513
	Independent Power and Renewable
JSW Energy Ltd.	Electricity Producers	12,065	27,229
JSW Steel Ltd.	Metals & Mining	30,514	280,755
[a] Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	2,204	91,333
Kansai Nerolac Paints Ltd.	Chemicals	3,895	30,141
[a] L&T Finance Holdings Ltd.	Diversified Financial Services	27,227	34,029
[b,c] Larsen & Toubro Infotech Ltd.,, 144A, Reg, Reg S	IT Services	1,349	73,889
Larsen & Toubro Ltd.	Construction & Engineering	21,014	424,224
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	9,072	57,364
Lupin Ltd.	Pharmaceuticals	7,315	113,086
[a] Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	18,031	38,109
Mahindra & Mahindra Ltd.	Automobiles	28,025	293,220
[a] Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	7,030	4,852
Marico Ltd.	Personal Products	15,789	112,751
Maruti Suzuki India Ltd.	Automobiles	4,047	409,214
Mindtree Ltd.	IT Services	1,311	45,866
[a] Motherson Sumi Systems Ltd.	Auto Components	36,898	120,180
Mphasis Ltd.	IT Services	2,755	79,103
MRF Ltd.	Auto Components	83	89,420
Muthoot Finance Ltd.	Consumer Finance	2,945	58,704
Nestle India Ltd.	Food Products	1,102	261,423

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Independent Power and Renewable
NHPC Ltd.	Electricity Producers	68,001	23,969
[b] Nippon Life India Asset Management Ltd., 144A	Capital Markets	4,628	22,801
NMDC Ltd.	Metals & Mining	27,208	67,389
	Independent Power and Renewable
NTPC Ltd.	Electricity Producers	135,299	211,877
[a] Oberoi Realty Ltd.	Real Estate Management & Development	3,572	30,261
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	92,207	146,008
Oil India Ltd.	Oil, Gas & Consumable Fuels	9,766	20,654
Oracle Financial Services Software Ltd.	Software	684	33,602
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	176	69,903
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	22,876	69,493
PI Industries Ltd.	Chemicals	2,242	87,786
[a] Pidilite Industries Ltd.	Chemicals	4,636	134,343
Piramal Enterprises Ltd.	Diversified Financial Services	3,648	117,702
Power Finance Corp. Ltd.	Diversified Financial Services	35,492	61,501
Power Grid Corp. of India Ltd.	Electric Utilities	71,953	224,968
[a] Punjab National Bank Ltd.	Banks	33,554	19,095
Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	4,123	31,318
[a,b,c] RBL Bank Ltd., 144A, Reg S	Banks	13,471	38,149
REC Ltd.	Diversified Financial Services	28,576	57,110
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	5,130	102,624
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	94,829	2,692,733
[a] SBI Cards & Payment Services Ltd.	Consumer Finance	6,878	89,794
[b] SBI Life Insurance Co. Ltd., 144A	Insurance	12,844	174,205
[a] Shree Cement Ltd.	Construction Materials	418	154,674
Shriram Transport Finance Co. Ltd.	Consumer Finance	5,700	102,961
Siemens Ltd.	Industrial Conglomerates	2,603	70,776
SRF Ltd.	Chemicals	855	83,691
State Bank of India	Banks	54,492	307,319
Steel Authority of India Ltd.	Metals & Mining	30,248	53,147
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	33,193	301,631
Sun TV Network Ltd.	Media	3,002	21,395
Tata Communications Ltd.	Diversified Telecommunication Services	3,477	60,208
Tata Consultancy Services Ltd.	IT Services	31,483	1,417,116
Tata Consumer Products Ltd.	Food Products	18,430	187,052
[a] Tata Motors Ltd.	Automobiles	56,221	256,863
[a] Tata Motors Ltd., A	Automobiles	11,381	23,763
Tata Power Co. Ltd.	Electric Utilities	61,788	101,498
Tata Steel Ltd.	Metals & Mining	24,358	382,296
Tech Mahindra Ltd.	IT Services	18,411	271,335
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	12,692	295,828
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	1,482	57,852
Torrent Power Ltd.	Electric Utilities	6,593	40,810
Trent Ltd.	Multiline Retail	5,529	63,216
TVS Motor Co. Ltd.	Automobiles	6,099	50,914
UltraTech Cement Ltd.	Construction Materials	3,496	318,699
[a] Union Bank of India Ltd.	Banks	15,485	8,031
United Breweries Ltd.	Beverages	2,090	40,667
[a] United Spirits Ltd.	Beverages	8,797	78,307
UPL Ltd.	Chemicals	16,378	174,698
Varun Beverages Ltd.	Beverages	4,018	39,439
Vedanta Ltd.	Metals & Mining	37,506	132,631
[a] Vodafone Idea Ltd.	Wireless Telecommunication Services	242,459	32,456
Voltas Ltd.	Construction & Engineering	6,992	96,179
Whirlpool of India Ltd.	Household Durables	912	27,429
Wipro Ltd.	IT Services	38,494	282,581
[a] Yes Bank Ltd.	Banks	31,573	5,756
Zee Entertainment Enterprises Ltd.	Media	25,308	73,118

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Total Investments (Cost $22,153,392) 102.7%	28,812,204
Other Assets, less Liabilities (2.7)%	(755,253)
Net Assets 100.0%	$28,056,951

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $1,253,159, representing 4.5% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $479,086, representing 1.7% of net assets.

Abbreviations

Selected Portfolio

REIT - Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin FTSE Italy ETF	Industry	Shares	Value
Common Stocks 99.9%
Italy 85.7%
A2A SpA	Multi-Utilities	15,912	$32,532
Amplifon SpA	Health Care Providers & Services	1,329	65,627
Assicurazioni Generali SpA	Insurance	9,222	184,879
[a] Atlantia SpA	Transportation Infrastructure	5,073	91,866
Banca Mediolanum SpA	Diversified Financial Services	2,958	28,779
Buzzi Unicem SpA	Construction Materials	960	25,467
Davide Campari-Milano NV	Beverages	5,112	68,474
DiaSorin SpA	Health Care Equipment & Supplies	231	43,694
Enel SpA	Electric Utilities	69,471	645,245
Eni SpA	Oil, Gas & Consumable Fuels	22,770	277,320
Ferrari NV	Automobiles	882	181,998
[a] FinecoBank Banca Fineco SpA	Banks	6,294	109,722
Hera SpA	Multi-Utilities	8,103	33,479
[b] Infrastrutture Wireless Italiane SpA, 144A	Diversified Telecommunication Services	3,630	40,947
Intesa Sanpaolo SpA	Banks	149,268	412,361
Italgas Reti SpA	Gas Utilities	5,046	32,984
[a] Leonardo SpA	Aerospace & Defense	4,119	33,275
[a] Mediobanca Banca di Credito Finanziario SpA	Banks	7,632	89,150
Moncler SpA	Textiles, Apparel & Luxury Goods	1,941	131,343
[a,b] Nexi SpA, 144A	IT Services	4,506	98,911
[b] Pirelli & C SpA,144A	Auto Components	4,923	28,584
[b] Poste Italiane SpA, 144A	Insurance	4,704	62,200
Prysmian SpA	Electrical Equipment	2,715	97,332
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	999	57,103
Snam SpA	Gas Utilities	21,042	121,649
Telecom Italia SpA/Milano	Diversified Telecommunication Services	110,661	54,974
Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	62,127	32,919
Tenaris SA	Energy Equipment & Services	4,818	52,520
Terna Rete Elettrica Nazionale SpA	Electric Utilities	14,538	108,340
UniCredit SpA	Banks	19,782	233,422
UnipolSai Assicurazioni SpA	Insurance	4,395	12,759
			3,489,855
Netherlands 2.1%
EXOR NV	Diversified Financial Services	1,065	85,327
United Kingdom 3.3%
CNH Industrial NV	Machinery	8,331	137,576
United States 8.8%
Stellantis NV	Automobiles	18,228	357,841
Total Investments (Cost $3,397,098) 99.9%			4,070,599
Other Assets, less Liabilities 0.1%			2,629
Net Assets 100.0%			$4,073,228

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $230,642, representing 5.7% of net assets.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin FTSE Japan ETF	Industry	Shares	Value
Common Stocks 99.3%
Japan 99.3%
ABC-Mart Inc.	Specialty Retail	3,000	$172,178
Acom Co. Ltd.	Consumer Finance	45,000	196,234
	Equity Real Estate Investment Trusts
Activia Properties Inc.	(REITs)	90	426,525
	Equity Real Estate Investment Trusts
Advance Residence Investment	(REITs)	150	500,045
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	24,000	2,164,519
AEON Co. Ltd.	Food & Staples Retailing	84,000	2,259,122
AEON Financial Service Co. Ltd.	Consumer Finance	15,000	176,908
AEON Mall Co. Ltd.	Real Estate Management & Development	15,000	231,237
AGC Inc.	Building Products	21,000	881,701
Aica Kogyo Co. Ltd.	Building Products	6,000	211,100
AIN Holdings Inc.	Food & Staples Retailing	3,000	187,314
Air Water Inc.	Chemicals	21,000	323,164
Aisin Seiki Co. Ltd.	Auto Components	21,000	898,730
Ajinomoto Co. Inc.	Food Products	57,000	1,481,106
Alfresa Holdings Corp.	Health Care Providers & Services	21,000	313,893
	Electronic Equipment, Instruments &
Alps Alpine Co. Ltd.	Components	21,000	221,939
Amada Co. Ltd.	Machinery	36,000	364,249
	Electronic Equipment, Instruments &
Amano Corp.	Components	9,000	227,129
[a] ANA Holdings Inc.	Airlines	18,000	423,606
	Electronic Equipment, Instruments &
Anritsu Corp.	Components	15,000	279,890
Aozora Bank Ltd.	Banks	15,000	335,841
Ariake Japan Co. Ltd.	Food Products	3,000	186,233
As One Corp.	Health Care Providers & Services	1,500	196,099
Asahi Group Holdings Ltd.	Beverages	51,000	2,385,269
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	21,000	502,532
Asahi Kasei Corp.	Chemicals	147,000	1,616,483
Asics Corp.	Textiles, Apparel & Luxury Goods	21,000	532,048
ASKUL Corp.	Internet & Direct Marketing Retail	3,000	46,815
Astellas Pharma Inc.	Pharmaceuticals	219,000	3,817,060
	Electronic Equipment, Instruments &
Azbil Corp.	Components	15,000	622,353
Bandai Namco Holdings Inc.	Leisure Products	23,700	1,645,910
BayCurrent Consulting Inc.	Professional Services	1,600	575,187
Benefit One Inc.	Professional Services	6,000	188,936
Benesse Holdings Inc.	Diversified Consumer Services	9,000	224,047
BIC CAMERA Inc.	Specialty Retail	18,000	181,476
Bridgestone Corp.	Auto Components	69,000	3,142,580
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals	27,000	539,319
Calbee Inc.	Food Products	9,000	207,748
	Technology Hardware, Storage &
CANON Inc.	Peripherals	120,000	2,717,002
	Electronic Equipment, Instruments &
Canon Marketing Japan Inc.	Components	6,000	139,634
Capcom Co. Ltd.	Entertainment	21,000	614,920
Casio Computer Co. Ltd.	Household Durables	24,000	401,550
Central Japan Railway Co.	Road & Rail	21,660	3,288,323
Chubu Electric Power Co. Inc.	Electric Utilities	84,000	1,027,768
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	77,500	3,073,745
Chuo Mitsui Trust Holdings Inc.	Banks	45,000	1,430,399
Coca-Cola Bottlers Japan Holdings Inc.	Beverages	15,000	234,616
COMSYS Holdings Corp.	Construction & Engineering	12,000	332,462
Concordia Financial Group Ltd.	Banks	132,000	484,044

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	9,000	206,532
Cosmos Pharmaceutical Corp.	Food & Staples Retailing	2,100	308,406
Credit Saison Co. Ltd.	Consumer Finance	18,000	219,587
CyberAgent Inc.	Media	45,000	966,979
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	33,000	698,414
Daicel Corp.	Chemicals	30,000	247,049
Daido Steel Co. Ltd.	Metals & Mining	4,200	207,748
Daifuku Co. Ltd.	Machinery	12,000	1,090,909
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	225,000	4,854,154
Daiichikosho Co. Ltd.	Entertainment	6,000	230,561
Daikin Industries Ltd.	Building Products	31,740	5,916,755
Daio Paper Corp.	Paper & Forest Products	9,000	149,122
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	7,720	845,103
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	75,000	2,253,581
	Equity Real Estate Investment Trusts
Daiwa House Residential Investment Corp.	(REITs)	240	708,172
	Equity Real Estate Investment Trusts
Daiwa Office Investment Corp.	(REITs)	30	208,938
Daiwa Securities Group Inc.	Capital Markets	180,000	989,441
DeNA Co. Ltd.	Entertainment	12,000	255,266
Denka Co. Ltd.	Chemicals	9,000	299,622
Denso Corp.	Auto Components	54,000	3,687,413
Dentsu Group Inc.	Media	27,000	966,979
DIC Corp.	Chemicals	9,000	227,453
	Semiconductors & Semiconductor
Disco Corp.	Equipment	3,360	1,027,768
DMG Mori Co. Ltd.	Machinery	12,000	215,587
Dowa Holdings Co. Ltd.	Metals & Mining	6,000	236,508
East Japan Railway Co.	Road & Rail	43,600	3,113,949
EBARA Corp.	Machinery	12,000	591,405
Eisai Co. Ltd.	Pharmaceuticals	31,800	3,130,147
	Technology Hardware, Storage &
Elecom Co. Ltd.	Peripherals	6,000	112,551
	Independent Power and Renewable
Electric Power Development Co. Ltd.	Electricity Producers	18,000	257,050
ENEOS Holdings Inc.	Oil, Gas & Consumable Fuels	354,000	1,482,788
Ezaki Glico Co. Ltd.	Food Products	6,000	223,804
Fancl Corp.	Personal Products	9,000	291,918
FANUC Corp.	Machinery	23,000	5,552,617
Fast Retailing Co. Ltd.	Specialty Retail	6,110	4,603,832
FP Corp.	Containers & Packaging	6,000	222,993
Fuji Electric Co. Ltd.	Electrical Equipment	15,000	701,415
Fuji Kyuko Co. Ltd.	Hotels, Restaurants & Leisure	3,000	143,797
Fuji Media Holdings Inc.	Media	6,000	66,709
Fuji Oil Holdings Inc.	Food Products	6,000	142,878
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	42,000	3,117,740
Fujitsu General Ltd.	Household Durables	6,000	159,312
Fujitsu Ltd.	IT Services	22,800	4,272,817
Fukuoka Financial Group Inc.	Banks	18,000	314,461
Fukuyama Transporting Co. Ltd.	Road & Rail	3,000	111,497
Furukawa Electric Co. Ltd.	Electrical Equipment	6,000	149,581
Fuyo General Lease Co. Ltd.	Diversified Financial Services	3,000	189,747
	Equity Real Estate Investment Trusts
GLP J-REIT	(REITs)	480	828,615
GMO Internet Inc.	IT Services	6,000	163,799
GMO Payment Gateway Inc.	IT Services	4,800	625,786
Goldwin Inc.	Textiles, Apparel & Luxury Goods	4,200	247,103
GS Yuasa Corp.	Electrical Equipment	9,000	229,886
GungHo Online Entertainment Inc.	Entertainment	3,000	59,762
Gunma Bank Ltd.	Banks	48,000	151,365
Hachijuni Bank Ltd.	Banks	54,000	174,178
Hakuhodo DY Holdings Inc.	Media	27,000	419,389

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Electronic Equipment, Instruments &
Hamamatsu Photonics K.K.	Components	15,000	905,487
Hankyu Hanshin Holdings Inc.	Road & Rail	27,000	833,183
Haseko Corp.	Household Durables	30,000	411,388
Heiwa Corp.	Leisure Products	6,000	106,334
Hikari Tsushin Inc.	Specialty Retail	2,700	474,610
Hino Motors Ltd.	Machinery	33,000	290,486
Hirogin Holdings Inc.	Banks	36,000	189,747
	Electronic Equipment, Instruments &
Hirose Electric Co. Ltd.	Components	3,900	570,997
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	9,000	443,553
Hitachi Construction Machinery Co. Ltd.	Machinery	12,000	367,060
	Electronic Equipment, Instruments &
Hitachi Ltd.	Components	111,000	6,361,573
[a] Hitachi Metals Ltd.	Metals & Mining	24,000	459,285
Hitachi Transport System Ltd.	Road & Rail	3,000	124,471
Hokuriku Electric Power Co.	Electric Utilities	21,000	114,659
Honda Motor Co. Ltd.	Automobiles	204,000	6,524,912
	Electronic Equipment, Instruments &
HORIBA Ltd.	Components	4,600	298,405
Hoshizaki Corp.	Machinery	6,000	510,316
House Foods Group Inc.	Food Products	9,000	275,295
Hoya Corp.	Health Care Equipment & Supplies	42,480	5,637,719
	Electronic Equipment, Instruments &
Ibiden Co. Ltd.	Components	12,000	647,626
Ichigo Inc.	Real Estate Management & Development	24,000	76,115
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	27,000	652,680
[a] IHI Corp.	Machinery	15,000	356,248
Iida Group Holdings Co. Ltd.	Household Durables	18,000	463,826
	Equity Real Estate Investment Trusts
Industrial & Infrastructure Fund Investment Corp.	(REITs)	240	458,203
INPEX Corp.	Oil, Gas & Consumable Fuels	108,000	806,667
IR Japan Holdings Ltd.	Professional Services	1,300	163,862
Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	42,000	292,891
Isuzu Motors Ltd.	Automobiles	60,000	793,044
Ito En Ltd.	Beverages	6,000	356,248
ITOCHU Corp.	Trading Companies & Distributors	162,000	4,670,691
ITOCHU Techno-Solutions Corp.	IT Services	12,000	371,925
Itoham Yonekyu Holdings Inc.	Food Products	15,000	96,630
Iwatani Corp.	Oil, Gas & Consumable Fuels	6,000	360,032
Izumi Co. Ltd.	Multiline Retail	6,000	225,966
J Front Retailing Co. Ltd.	Multiline Retail	30,000	266,240
[a] Japan Airlines Co. Ltd.	Airlines	17,100	369,917
[a] Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	6,000	269,754
	Electronic Equipment, Instruments &
Japan Aviatn Elect	Components	6,000	106,118
Japan Exchange Group Inc.	Capital Markets	63,000	1,402,018
	Equity Real Estate Investment Trusts
Japan Logistics Fund Inc.	(REITs)	90	270,835
Japan Post Bank Co. Ltd.	Banks	48,000	403,496
Japan Post Holdings Co. Ltd.	Insurance	159,000	1,304,061
Japan Post Insurance Co. Ltd.	Insurance	21,000	388,630
	Equity Real Estate Investment Trusts
Japan Prime Realty Investment Corp.	(REITs)	110	431,120
	Equity Real Estate Investment Trusts
Japan Real Estate Investment Corp.	(REITs)	150	923,056
	Equity Real Estate Investment Trusts
Japan Retail Fund Investment Corp.	(REITs)	810	878,674
Japan Tobacco Inc.	Tobacco	141,000	2,665,902
JCR Pharmaceuticals Co. Ltd.	Pharmaceuticals	6,000	202,180
JFE Holdings Inc.	Metals & Mining	60,000	703,307
JGC Holdings Corp.	Construction & Engineering	24,000	223,804
JSR Corp.	Chemicals	21,000	635,733
JTEKT Corp.	Auto Components	27,000	277,079

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Justsystems Corp.	Software	3,000	176,773
K's Holdings Corp.	Specialty Retail	18,000	207,100
Kagome Co. Ltd.	Food Products	9,000	237,670
Kajima Corp.	Construction & Engineering	54,000	684,548
Kakaku.com Inc.	Interactive Media & Services	15,000	453,419
Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	3,000	128,660
Kamigumi Co. Ltd.	Transportation Infrastructure	12,000	243,590
Kandenko Co. Ltd.	Construction & Engineering	12,000	93,738
Kaneka Corp.	Chemicals	6,000	241,914
Kansai Electric Power Co. Inc.	Electric Utilities	87,000	830,494
Kansai Paint Co. Ltd.	Chemicals	24,000	612,163
KAO Corp.	Personal Products	54,000	3,325,435
[a] Kawasaki Heavy Industries Ltd.	Machinery	18,000	385,170
KDDI Corp.	Wireless Telecommunication Services	201,060	6,276,898
Keihan Holdings Co. Ltd.	Industrial Conglomerates	12,000	363,276
Keikyu Corp.	Road & Rail	30,000	367,060
Keio Corp.	Road & Rail	13,800	811,911
Keisei Electric Railway Co. Ltd.	Road & Rail	18,000	574,917
	Equity Real Estate Investment Trusts
Kenedix Office Investment Corp.	(REITs)	45	317,461
Kewpie Corp.	Food Products	12,000	269,538
	Electronic Equipment, Instruments &
Keyence Corp.	Components	21,470	10,846,229
Kikkoman Corp.	Food Products	21,000	1,386,882
Kinden Corp.	Construction & Engineering	15,000	245,157
[a] Kintetsu Group Holdings Co. Ltd.	Road & Rail	21,000	737,904
Kirin Holdings Co. Ltd.	Beverages	90,000	1,756,374
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	7,200	615,623
Kobe Bussan Co. Ltd.	Food & Staples Retailing	6,000	189,206
Kobe Steel Ltd.	Metals & Mining	36,000	231,264
Koei Tecmo Holdings Co. Ltd.	Entertainment	7,800	380,899
Koito Manufacturing Co. Ltd.	Auto Components	13,800	859,158
Kokuyo Co. Ltd.	Commercial Services & Supplies	9,000	140,688
Komatsu Ltd.	Machinery	108,000	2,686,134
Konami Holdings Corp.	Entertainment	12,000	721,146
	Technology Hardware, Storage &
Konica Minolta Inc.	Peripherals	54,000	298,730
Kose Corp.	Personal Products	3,560	560,670
Kotobuki Spirits Co. Ltd.	Food Products	3,000	194,072
Kubota Corp.	Machinery	129,000	2,611,614
Kuraray Co. Ltd.	Chemicals	42,000	403,766
Kurita Water Industries Ltd.	Machinery	12,000	576,268
Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	1,800	131,363
	Electronic Equipment, Instruments &
Kyocera Corp.	Components	36,700	2,270,976
Kyoritsu Maintenance Co. Ltd.	Hotels, Restaurants & Leisure	3,000	97,847
Kyowa Exeo Corp.	Construction & Engineering	12,000	295,702
Kyowa Kirin Co. Ltd.	Pharmaceuticals	30,000	1,064,961
Kyudenko Corp.	Construction & Engineering	6,000	192,720
Kyushu Electric Power Co. Inc.	Electric Utilities	54,000	415,983
Kyushu Financial Group Inc.	Banks	45,000	158,933
Kyushu Railway Co.	Road & Rail	18,000	406,415
	Equity Real Estate Investment Trusts
LaSalle Logiport REIT	(REITs)	210	354,951
	Semiconductors & Semiconductor
Lasertec Corp.	Equipment	9,000	1,750,698
Lawson Inc.	Food & Staples Retailing	6,000	277,863
LINTEC Corp.	Chemicals	6,000	130,282
Lion Corp.	Household Products	30,000	508,694
LIXIL Group Corp.	Building Products	30,000	776,556
M3 Inc.	Health Care Technology	50,300	3,676,763
Mabuchi Motor Co. Ltd.	Electrical Equipment	6,000	227,047
Maeda Corp.	Construction & Engineering	15,000	130,147
Maeda Road Construction Co. Ltd.	Construction & Engineering	3,000	58,978

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Makita Corp.	Machinery	30,000	1,413,641
Mani Inc.	Health Care Equipment & Supplies	6,000	137,634
Marubeni Corp.	Trading Companies & Distributors	186,000	1,619,016
Marui Group Co. Ltd.	Multiline Retail	24,000	451,500
Maruichi Steel Tube Ltd.	Metals & Mining	6,000	141,040
Maruwa Unyu Kikan Co. Ltd.	Air Freight & Logistics	3,000	42,680
Matsui Securities Co. Ltd.	Capital Markets	12,000	87,575
Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	9,000	397,739
[a] Mazda Motor Corp.	Automobiles	69,000	649,031
Mebuki Financial Group Inc.	Banks	120,000	252,996
Medipal Holdings Corp.	Health Care Providers & Services	18,000	344,139
Megmilk Snow Brand Co. Ltd.	Food Products	6,000	114,281
Meiji Holdings Co. Ltd.	Food Products	15,000	898,730
MINEBEA MITSUMI Inc.	Machinery	48,000	1,271,033
Miraca Holdings Inc.	Health Care Providers & Services	6,000	154,825
MISUMI Group Inc.	Machinery	33,000	1,117,939
Mitsubishi Chemical Holdings Corp.	Chemicals	156,000	1,312,064
Mitsubishi Corp.	Trading Companies & Distributors	144,000	3,928,570
Mitsubishi Electric Corp.	Electrical Equipment	234,000	3,399,631
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	135,000	2,185,129
Mitsubishi Gas Chemical Co. Inc.	Chemicals	21,000	445,770
Mitsubishi Heavy Industries Ltd.	Machinery	33,000	971,952
Mitsubishi Logistics Corp.	Transportation Infrastructure	9,000	266,781
Mitsubishi Materials Corp.	Metals & Mining	15,000	299,351
[a] Mitsubishi Motors Corp.	Automobiles	75,000	210,830
Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing	3,000	75,926
Mitsubishi UFJ Financial Group Inc.	Banks	1,476,000	7,980,427
Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	78,660	421,684
Mitsui & Co. Ltd.	Trading Companies & Distributors	192,000	4,325,579
Mitsui Chemicals Inc.	Chemicals	21,000	725,606
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	111,000	2,573,232
	Equity Real Estate Investment Trusts
Mitsui Fudosan Logistics Park Inc.	(REITs)	60	320,029
Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	6,000	166,502
Mitsui O.S.K. Lines Ltd.	Marine	12,000	577,349
Miura Co. Ltd.	Machinery	12,000	520,587
Mizuho Financial Group Inc.	Banks	303,000	4,333,836
Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals	3,000	98,387
Monotaro Co. Ltd.	Trading Companies & Distributors	28,200	668,222
	Equity Real Estate Investment Trusts
Mori Hills REIT Investment Corp.	(REITs)	180	270,187
Morinaga & Co. Ltd.	Food Products	6,000	191,909
Morinaga Milk Industry Co. Ltd.	Food Products	6,000	313,001
MS&AD Insurance Group Holdings Inc.	Insurance	55,200	1,595,473
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	68,100	5,204,290
Nabtesco Corp.	Machinery	15,000	567,619
Nagase & Co. Ltd.	Trading Companies & Distributors	12,000	179,259
[a] Nagoya Railroad Co. Ltd.	Road & Rail	24,000	446,743
Nankai Electric Railway Co. Ltd.	Road & Rail	12,000	256,564
NEC Corp.	IT Services	30,000	1,546,085
NEC System Integration & Construction Ltd.	IT Services	6,000	94,873
Net One Systems Co. Ltd.	IT Services	9,000	297,189
Nexon Co. Ltd.	Entertainment	49,500	1,104,262
NGK Insulators Ltd.	Machinery	30,000	503,829
NGK Spark Plug Co. Ltd.	Auto Components	21,000	311,433
NH Foods Ltd.	Food Products	12,000	467,069
NHK Spring Co. Ltd.	Auto Components	18,000	147,905
Nichirei Corp.	Food Products	12,000	315,596
Nidec Corp.	Electrical Equipment	55,400	6,426,480
Nifco Inc.	Auto Components	9,000	340,166
Nihon Kohden Corp.	Health Care Equipment & Supplies	9,000	257,050
Nihon M&A Center Inc.	Professional Services	31,800	825,442
Nihon Unisys Ltd.	IT Services	9,000	270,835

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Nikon Corp.	Household Durables	39,000	416,389
Nintendo Co. Ltd.	Entertainment	12,730	7,411,592
Nippo Corp.	Construction & Engineering	6,000	171,097
	Equity Real Estate Investment Trusts
Nippon Accommodations Fund Inc.	(REITs)	45	259,888
	Equity Real Estate Investment Trusts
Nippon Building Fund Inc.	(REITs)	180	1,123,885
	Electronic Equipment, Instruments &
Nippon Electric Glass Co. Ltd.	Components	9,000	211,641
Nippon Express Co. Ltd.	Road & Rail	9,000	686,008
Nippon Kayaku Co. Ltd.	Chemicals	18,000	170,286
Nippon Paint Holdings Co. Ltd.	Chemicals	93,000	1,263,573
Nippon Paper Industries Co. Ltd.	Paper & Forest Products	12,000	134,499
	Equity Real Estate Investment Trusts
Nippon Prologis REIT Inc.	(REITs)	270	859,942
Nippon Sanso Holdings Corp.	Chemicals	18,000	369,277
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	6,000	476,259
Nippon Shobukai Co. Ltd.	Chemicals	3,000	144,337
Nippon Steel Corp.	Metals & Mining	96,000	1,620,470
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	144,000	3,755,365
Nippon Television Holdings Inc.	Media	3,000	34,787
Nippon Yusen KK	Marine	18,000	913,055
Nipro Corp.	Health Care Equipment & Supplies	12,000	141,959
Nishi-Nippon Railroad Co. Ltd.	Road & Rail	9,000	218,290
Nissan Chemical Corp.	Chemicals	16,100	789,116
[a] Nissan Motor Co. Ltd.	Automobiles	231,000	1,147,403
Nisshin Seifun Group Inc.	Food Products	30,000	439,229
Nissin Foods Holdings Co. Ltd.	Food Products	9,000	648,707
Nitori Holdings Co. Ltd.	Specialty Retail	9,000	1,594,198
Nitto Denko Corp.	Chemicals	18,000	1,344,445
Noevir Holdings Co. Ltd.	Personal Products	3,000	152,446
NOF Corp.	Chemicals	9,000	469,502
NOK Corp.	Auto Components	12,000	148,986
Nomura Holdings Inc.	Capital Markets	360,000	1,841,679
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	12,000	304,676
	Equity Real Estate Investment Trusts
Nomura Real Estate Master Fund Inc.	(REITs)	540	866,511
Nomura Research Institute Ltd.	IT Services	31,500	1,042,999
NS Solutions Corp.	IT Services	3,000	96,765
NSK Ltd.	Machinery	51,000	431,471
NTT Data Corp.	IT Services	75,000	1,171,051
Obayashi Corp.	Construction & Engineering	81,000	644,409
OBIC Business Consultants Co. Ltd.	Software	3,000	173,529
OBIC Co. Ltd.	IT Services	8,100	1,511,406
Odakyu Electric Railway Co. Ltd.	Road & Rail	36,000	910,136
Oji Holdings Corp.	Paper & Forest Products	105,000	603,568
Okuma Corp.	Machinery	3,000	146,770
Olympus Corp.	Health Care Equipment & Supplies	126,000	2,506,604
	Electronic Equipment, Instruments &
Omron Corp.	Components	22,140	1,757,396
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	51,000	1,139,103
Open House Co. Ltd.	Household Durables	9,000	423,281
Oracle Corp. Japan	Software	4,050	310,163
Orient Corp.	Consumer Finance	66,000	86,819
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	22,680	3,234,745
ORIX Corp.	Diversified Financial Services	144,000	2,432,003
	Equity Real Estate Investment Trusts
ORIX JREIT Inc.	(REITs)	300	577,890
Osaka Gas Co. Ltd.	Gas Utilities	48,000	894,783
OSG Corp.	Machinery	9,000	156,176
Otsuka Corp.	IT Services	12,000	630,327
Otsuka Holdings Co. Ltd.	Pharmaceuticals	51,000	2,116,920
Paltac Corp.	Distributors	3,000	155,690
Pan Pacific International Holdings Corp.	Multiline Retail	60,000	1,246,599

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Panasonic Corp.	Household Durables	255,000	2,953,442
[a] Park24 Co. Ltd.	Commercial Services & Supplies	12,000	218,182
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	33,000	229,832
[a] PeptiDream Inc.	Biotechnology	10,700	525,408
Persol Holdings Co. Ltd.	Professional Services	21,000	415,308
Pigeon Corp.	Household Products	12,000	338,409
Pola Orbis Holdings Inc.	Personal Products	9,000	237,913
Rakuten Inc.	Internet & Direct Marketing Retail	96,000	1,084,638
Recruit Holdings Co. Ltd.	Professional Services	159,000	7,836,111
Relo Group Inc.	Real Estate Management & Development	12,000	274,619
	Semiconductors & Semiconductor
[a] Renesas Electronics Corp.	Equipment	117,000	1,266,033
Rengo Co. Ltd.	Containers & Packaging	24,000	200,018
	Independent Power and Renewable
[a] RENOVA Inc.	Electricity Producers	6,000	236,508
Resona Holdings Inc.	Banks	267,330	1,028,952
Resorttrust Inc.	Hotels, Restaurants & Leisure	6,000	98,063
	Technology Hardware, Storage &
Ricoh Co. Ltd.	Peripherals	81,000	910,055
Rinnai Corp.	Household Durables	4,500	428,552
	Semiconductors & Semiconductor
Rohm Co. Ltd.	Equipment	9,900	916,056
Rohto Pharmaceutical Co. Ltd.	Personal Products	12,000	322,732
Ryohin Keikaku Co. Ltd.	Multiline Retail	27,000	566,808
Sankyo Co. Ltd.	Leisure Products	6,000	153,365
Sankyu Inc.	Road & Rail	6,000	260,294
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	42,000	578,971
Sanwa Holdings Corp.	Building Products	24,000	294,946
Sapporo Holdings Ltd.	Beverages	6,000	124,984
Sawai Group Holdings Co. Ltd.	Pharmaceuticals	6,000	267,592
SBI Holdings Inc.	Capital Markets	27,000	639,301
	Semiconductors & Semiconductor
SCREEN Holdings Co. Ltd.	Equipment	4,700	464,961
SCSK Corp.	IT Services	6,000	357,870
Secom Co. Ltd.	Commercial Services & Supplies	24,000	1,825,894
Sega Sammy Holdings Inc.	Leisure Products	24,000	315,272
[a] Seibu Holdings Inc.	Road & Rail	24,000	281,539
	Technology Hardware, Storage &
Seiko Epson Corp.	Peripherals	33,000	580,971
Seino Holdings Co. Ltd.	Road & Rail	15,000	192,450
Sekisui Chemical Co. Ltd.	Household Durables	39,000	667,276
Sekisui House Ltd.	Household Durables	69,000	1,416,492
	Equity Real Estate Investment Trusts
Sekisui House Reit Inc.	(REITs)	480	397,874
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	93,000	4,438,427
Seven Bank Ltd.	Banks	78,000	165,853
SG Holdings Co. Ltd.	Air Freight & Logistics	51,300	1,346,400
Sharp Corp.	Household Durables	24,000	396,360
Shikoku Electric Power Co. Inc.	Electric Utilities	18,000	122,606
	Electronic Equipment, Instruments &
Shimadzu Corp.	Components	33,000	1,277,007
Shimamura Co. Ltd.	Specialty Retail	3,000	288,134
SHIMANO Inc.	Leisure Products	9,588	2,276,275
Shimizu Corp.	Construction & Engineering	66,000	506,640
Shin-Etsu Chemical Co. Ltd.	Chemicals	47,480	7,948,269
	Semiconductors & Semiconductor
Shinko Electric Industries Co. Ltd.	Equipment	6,000	219,750
Shinsei Bank Ltd.	Banks	21,000	275,673
Shionogi & Co. Ltd.	Pharmaceuticals	33,000	1,721,804
Ship Healthcare Holdings Inc.	Health Care Providers & Services	9,000	210,262
Shiseido Co. Ltd.	Personal Products	46,900	3,452,743
SHO-BOND Holdings Co. Ltd.	Construction & Engineering	6,000	250,023
[a] Shochiku Co. Ltd.	Entertainment	1,050	121,187
Shoei Co. Ltd.	Real Estate Management & Development	42,000	473,016

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Showa Denko K.K.	Chemicals	18,000	535,183
Sky Perfect JSAT Holdings Inc.	Media	15,000	54,735
[a] Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	24,000	333,652
SMC Corp.	Machinery	6,860	4,057,654
SMS Co. Ltd.	Professional Services	6,000	179,746
Softbank Corp.	Wireless Telecommunication Services	324,000	4,243,031
SoftBank Group Corp.	Wireless Telecommunication Services	162,000	11,348,320
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	9,000	410,307
Sojitz Corp.	Trading Companies & Distributors	144,000	434,634
Sompo Holdings Inc.	Insurance	39,000	1,442,779
Sony Corp.	Household Durables	147,000	14,323,858
Sotetsu Holdings Inc.	Road & Rail	9,000	177,502
Square Enix Holdings Co. Ltd.	Entertainment	9,000	446,797
Stanley Electric Co. Ltd.	Auto Components	18,000	521,398
Subaru Corp.	Automobiles	72,000	1,421,642
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	3,000	218,939
	Semiconductors & Semiconductor
Sumco Corp.	Equipment	27,000	662,898
Sumitomo Bakelite Co. Ltd.	Chemicals	3,000	132,715
Sumitomo Chemical Co. Ltd.	Chemicals	180,000	955,221
Sumitomo Corp.	Trading Companies & Distributors	132,000	1,769,673
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	18,000	377,548
Sumitomo Electric Industries Ltd.	Auto Components	90,000	1,329,039
Sumitomo Forestry Co. Ltd.	Household Durables	15,000	275,025
Sumitomo Heavy Industries Ltd.	Machinery	12,000	330,841
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	30,000	1,169,024
Sumitomo Mitsui Financial Group Inc.	Banks	156,000	5,383,188
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	48,000	1,716,911
Sumitomo Rubber Industries Ltd.	Auto Components	21,000	290,053
Sundrug Co. Ltd.	Food & Staples Retailing	8,100	257,618
Suntory Beverage & Food Ltd.	Beverages	15,000	564,916
Sushiro Global Holdings Ltd	Hotels, Restaurants & Leisure	12,000	518,425
Suzuken Co. Ltd.	Health Care Providers & Services	9,000	263,943
Suzuki Motor Corp.	Automobiles	54,000	2,287,179
Sysmex Corp.	Health Care Equipment & Supplies	22,800	2,711,596
T&D Holdings Inc.	Insurance	63,000	815,100
Taiheiyo Cement Corp.	Construction Materials	15,000	329,354
Taisei Corp.	Construction & Engineering	21,000	688,711
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	5,100	273,403
	Electronic Equipment, Instruments &
Taiyo Yuden Co. Ltd.	Components	15,000	741,959
Takara Bio Inc.	Biotechnology	6,000	160,285
Takara Holdings Inc.	Beverages	21,000	262,051
Takashimaya Co. Ltd.	Multiline Retail	15,000	163,258
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	183,000	6,131,877
TBS Holdings Inc.	Media	3,000	46,112
	Electronic Equipment, Instruments &
TDK Corp.	Components	14,440	1,755,073
TechnoPro Holdings Inc.	Professional Services	12,720	301,182
Teijin Ltd.	Chemicals	21,000	320,326
Terumo Corp.	Health Care Equipment & Supplies	78,000	3,163,853
The Bank of Kyoto Ltd.	Banks	9,000	408,685
The Chiba Bank Ltd.	Banks	72,000	433,985
The Chugoku Bank Ltd.	Banks	21,000	159,690
The Chugoku Electric Power Co. Inc.	Electric Utilities	36,000	328,895
The Dai-ichi Life Holdings Inc.	Insurance	126,000	2,309,073
The Iyo Bank Ltd.	Banks	33,000	162,339
The Shizuoka Bank Ltd.	Banks	60,000	464,366
THK Co. Ltd.	Machinery	15,000	448,013
TIS Inc.	IT Services	27,000	690,143
Tobu Railway Co. Ltd.	Road & Rail	24,000	621,029
Toda Corp.	Construction & Engineering	27,000	186,098
Toho Co. Ltd.	Entertainment	12,000	495,180
Toho Gas Co. Ltd.	Gas Utilities	10,600	519,542

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Tohoku Electric Power Co. Inc.	Electric Utilities	57,000	446,797
Tokai Carbon Co. Ltd.	Chemicals	24,000	331,273
Tokai Rika Co. Ltd.	Auto Components	6,000	96,279
Tokio Marine Holdings Inc.	Insurance	77,100	3,548,309
Tokuyama Corp.	Chemicals	9,000	183,422
Tokyo Century Corp.	Diversified Financial Services	7,500	403,415
[a] Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	186,000	553,023
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	17,700	7,667,502
Tokyo Gas Co. Ltd.	Gas Utilities	51,000	963,573
Tokyo Ohka Kogyo Co. Ltd.	Chemicals	4,500	284,215
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	24,000	342,517
TOKYU Corp.	Road & Rail	57,000	775,989
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	72,000	433,336
TOPPAN Inc.	Commercial Services & Supplies	33,000	530,724
Toray Industries Inc.	Chemicals	183,000	1,218,626
Toshiba Corp.	Industrial Conglomerates	54,000	2,337,778
	Technology Hardware, Storage &
Toshiba Tec Corp.	Peripherals	3,000	123,525
Tosoh Corp.	Chemicals	33,000	569,673
TOTO Ltd.	Building Products	18,000	932,516
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	18,000	246,022
Toyo Suisan Kaisha Ltd.	Food Products	12,000	462,204
Toyo Tire Corp.	Auto Components	12,000	253,861
Toyoda Gosei Co. Ltd.	Auto Components	9,000	221,777
Toyota Boshoku Corp.	Auto Components	6,000	124,173
Toyota Industries Corp.	Auto Components	18,000	1,558,519
Toyota Motor Corp.	Automobiles	294,000	25,720,696
Toyota Tsusho Corp.	Trading Companies & Distributors	27,000	1,277,142
Trend Micro Inc.	Software	15,000	786,557
TS TECH Co. Ltd.	Auto Components	12,000	185,422
Tsumura & Co.	Pharmaceuticals	9,000	283,404
Tsuruha Holdings Inc.	Food & Staples Retailing	4,500	523,426
TV Asahi Holdings Corp.	Media	3,000	47,599
Ube Industries Ltd.	Chemicals	12,000	243,157
	Semiconductors & Semiconductor
Ulvac Inc.	Equipment	6,000	304,352
Unicharm Corp.	Household Products	45,000	1,812,325
	Equity Real Estate Investment Trusts
United Urban Investment Corp.	(REITs)	360	521,236
Ushio Inc.	Electrical Equipment	12,000	219,479
USS Co. Ltd.	Specialty Retail	24,000	419,065
Welcia Holdings Co. Ltd.	Food & Staples Retailing	12,000	392,468
West Japan Railway Co.	Road & Rail	21,000	1,198,432
Yakult Honsha Co. Ltd.	Food Products	15,000	850,077
Yamada Holdings Co. Ltd.	Specialty Retail	87,000	402,117
Yamaguchi Financial Group Inc.	Banks	27,000	154,230
Yamaha Corp.	Leisure Products	18,000	977,926
Yamaha Motor Co. Ltd.	Automobiles	33,000	897,919
Yamato Holdings Co. Ltd.	Air Freight & Logistics	39,000	1,110,370
Yamato Kogyo Co. Ltd.	Metals & Mining	3,000	99,333
Yamazaki Baking Co. Ltd.	Food Products	15,000	211,641
Yaoko Co. Ltd.	Food & Staples Retailing	3,000	172,178
YASKAWA Electric Corp.	Machinery	30,000	1,467,700
	Electronic Equipment, Instruments &
Yokogawa Electric Corp.	Components	27,000	403,820
Yokohama Rubber Co. Ltd.	Auto Components	12,000	257,212
Z Holdings Corp.	Interactive Media & Services	312,000	1,565,200
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	6,000	258,131
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	12,000	308,460
Zeon Corp.	Chemicals	18,000	249,266
Zozo Inc.	Internet & Direct Marketing Retail	12,000	408,145

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $501,496,553)			531,512,209
Short-Term Investment 0.1%
United States 0.1%
[b,c] Institutional Fiduciary Portfolio, 0.01%	Money Market Funds	324,800	324,800
Total Investments (Cost $501,821,353) 99.4%			531,837,009
Other Assets, less Liabilities 0.6%			3,352,197
Net Assets 100.0%			$535,189,206

aNon-income producing.
bThe rate shown is the annualized seven-day effective yield at period end.
cSee Note 5 regarding investments in affiliated management investment companies.

					FRANKLIN TEMPLETON ETF TRUST
			STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Nikkei 225 Mini	Long	13	$3,370,934	9/09/21	$(47,024)

*As of period end.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin FTSE Japan Hedged ETF	Industry	Shares	Value
Common Stocks 97.7%
Japan 97.7%
ABC-Mart Inc.	Specialty Retail	136	$7,805
Acom Co. Ltd.	Consumer Finance	2,100	9,158
	Equity Real Estate Investment Trusts
Activia Properties Inc.	(REITs)	4	18,957
	Equity Real Estate Investment Trusts
Advance Residence Investment	(REITs)	8	26,669
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	1,040	93,796
AEON Co. Ltd.	Food & Staples Retailing	3,800	102,198
AEON Financial Service Co. Ltd.	Consumer Finance	600	7,076
AEON Mall Co. Ltd.	Real Estate Management & Development	600	9,249
AGC Inc.	Building Products	1,036	43,497
Aica Kogyo Co. Ltd.	Building Products	272	9,570
AIN Holdings Inc.	Food & Staples Retailing	136	8,492
Air Water Inc.	Chemicals	1,000	15,389
Aisin Seiki Co. Ltd.	Auto Components	956	40,914
Ajinomoto Co. Inc.	Food Products	2,646	68,755
Alfresa Holdings Corp.	Health Care Providers & Services	900	13,453
	Electronic Equipment, Instruments &
Alps Alpine Co. Ltd.	Components	1,072	11,329
Amada Co. Ltd.	Machinery	1,600	16,189
	Electronic Equipment, Instruments &
Amano Corp.	Components	400	10,095
[a] ANA Holdings Inc.	Airlines	800	18,827
	Electronic Equipment, Instruments &
Anritsu Corp.	Components	711	13,267
Aozora Bank Ltd.	Banks	600	13,434
Ariake Japan Co. Ltd.	Food Products	96	5,959
As One Corp.	Health Care Providers & Services	64	8,367
Asahi Group Holdings Ltd.	Beverages	2,272	106,261
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	1,060	25,366
Asahi Kasei Corp.	Chemicals	6,700	73,676
Asics Corp.	Textiles, Apparel & Luxury Goods	900	22,802
ASKUL Corp.	Internet & Direct Marketing Retail	272	4,245
Astellas Pharma Inc.	Pharmaceuticals	10,000	174,295
	Electronic Equipment, Instruments &
Azbil Corp.	Components	672	27,881
Bandai Namco Holdings Inc.	Leisure Products	1,110	77,087
BayCurrent Consulting Inc.	Professional Services	70	25,164
Benefit One Inc.	Professional Services	372	11,714
Benesse Holdings Inc.	Diversified Consumer Services	400	9,958
BIC CAMERA Inc.	Specialty Retail	800	8,066
Bridgestone Corp.	Auto Components	3,084	140,460
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals	1,300	25,967
Calbee Inc.	Food Products	400	9,233
	Technology Hardware, Storage &
CANON Inc.	Peripherals	5,600	126,793
	Electronic Equipment, Instruments &
Canon Marketing Japan Inc.	Components	272	6,330
Capcom Co. Ltd.	Entertainment	946	27,701
Casio Computer Co. Ltd.	Household Durables	1,200	20,077
Central Japan Railway Co.	Road & Rail	980	148,779
Chubu Electric Power Co. Inc.	Electric Utilities	3,730	45,638
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	3,492	138,497
Chuo Mitsui Trust Holdings Inc.	Banks	1,972	62,683
Coca-Cola Bottlers Japan Holdings Inc.	Beverages	800	12,513
COMSYS Holdings Corp.	Construction & Engineering	636	17,621
Concordia Financial Group Ltd.	Banks	6,000	22,002

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	320	7,343
Cosmos Pharmaceutical Corp.	Food & Staples Retailing	95	13,952
Credit Saison Co. Ltd.	Consumer Finance	800	9,759
CyberAgent Inc.	Media	2,084	44,782
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	1,472	31,154
Daicel Corp.	Chemicals	1,400	11,529
Daido Steel Co. Ltd.	Metals & Mining	168	8,310
Daifuku Co. Ltd.	Machinery	501	45,545
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	10,000	215,740
Daiichikosho Co. Ltd.	Entertainment	240	9,222
Daikin Industries Ltd.	Building Products	1,430	266,571
Daio Paper Corp.	Paper & Forest Products	400	6,628
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	344	37,657
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	3,472	104,326
	Equity Real Estate Investment Trusts
Daiwa House Residential Investment Corp.	(REITs)	12	35,409
	Equity Real Estate Investment Trusts
Daiwa Office Investment Corp.	(REITs)	1	6,965
Daiwa Securities Group Inc.	Capital Markets	8,100	44,525
DeNA Co. Ltd.	Entertainment	536	11,402
Denka Co. Ltd.	Chemicals	462	15,381
Denso Corp.	Auto Components	2,400	163,885
Dentsu Group Inc.	Media	1,200	42,977
DIC Corp.	Chemicals	400	10,109
	Semiconductors & Semiconductor
Disco Corp.	Equipment	150	45,883
DMG Mori Co. Ltd.	Machinery	536	9,630
Dowa Holdings Co. Ltd.	Metals & Mining	272	10,722
East Japan Railway Co.	Road & Rail	1,980	141,413
EBARA Corp.	Machinery	480	23,656
Eisai Co. Ltd.	Pharmaceuticals	1,460	143,711
	Technology Hardware, Storage &
Elecom Co. Ltd.	Peripherals	260	4,877
	Independent Power and Renewable
Electric Power Development Co. Ltd.	Electricity Producers	900	12,853
ENEOS Holdings Inc.	Oil, Gas & Consumable Fuels	16,200	67,856
Ezaki Glico Co. Ltd.	Food Products	272	10,146
Fancl Corp.	Personal Products	432	14,012
FANUC Corp.	Machinery	1,020	246,247
Fast Retailing Co. Ltd.	Specialty Retail	273	205,703
FP Corp.	Containers & Packaging	272	10,109
Fuji Electric Co. Ltd.	Electrical Equipment	672	31,423
Fuji Kyuko Co. Ltd.	Hotels, Restaurants & Leisure	100	4,793
Fuji Media Holdings Inc.	Media	272	3,024
Fuji Oil Holdings Inc.	Food Products	272	6,477
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	1,954	145,049
Fujitsu General Ltd.	Household Durables	272	7,222
Fujitsu Ltd.	IT Services	1,021	191,340
Fukuoka Financial Group Inc.	Banks	900	15,723
Fukuyama Transporting Co. Ltd.	Road & Rail	136	5,055
Furukawa Electric Co. Ltd.	Electrical Equipment	312	7,778
Fuyo General Lease Co. Ltd.	Diversified Financial Services	100	6,325
	Equity Real Estate Investment Trusts
GLP J-REIT	(REITs)	21	36,252
GMO Internet Inc.	IT Services	300	8,190
GMO Payment Gateway Inc.	IT Services	218	28,421
Goldwin Inc.	Textiles, Apparel & Luxury Goods	176	10,355
GS Yuasa Corp.	Electrical Equipment	400	10,217
GungHo Online Entertainment Inc.	Entertainment	200	3,984
Gunma Bank Ltd.	Banks	2,200	6,938
Hachijuni Bank Ltd.	Banks	2,400	7,741
Hakuhodo DY Holdings Inc.	Media	1,300	20,193

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Electronic Equipment, Instruments &
Hamamatsu Photonics K.K.	Components	672	40,566
Hankyu Hanshin Holdings Inc.	Road & Rail	1,200	37,030
Haseko Corp.	Household Durables	1,400	19,198
Heiwa Corp.	Leisure Products	272	4,820
Hikari Tsushin Inc.	Specialty Retail	116	20,391
Hino Motors Ltd.	Machinery	1,400	12,324
Hirogin Holdings Inc.	Banks	1,600	8,433
	Electronic Equipment, Instruments &
Hirose Electric Co. Ltd.	Components	178	26,061
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	400	19,713
Hitachi Construction Machinery Co. Ltd.	Machinery	536	16,395
Hitachi Ltd.	Industrial Conglomerates	5,000	286,557
[a] Hitachi Metals Ltd.	Metals & Mining	1,072	20,515
Hitachi Transport System Ltd.	Road & Rail	208	8,630
Hokuriku Electric Power Co.	Electric Utilities	900	4,914
Honda Motor Co. Ltd.	Automobiles	9,200	294,261
	Electronic Equipment, Instruments &
HORIBA Ltd.	Components	200	12,974
Hoshizaki Corp.	Machinery	272	23,134
House Foods Group Inc.	Food Products	400	12,235
Hoya Corp.	Health Care Equipment & Supplies	1,960	260,121
	Electronic Equipment, Instruments &
Ibiden Co. Ltd.	Components	636	34,324
Ichigo Inc.	Real Estate Management & Development	1,100	3,489
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	1,288	31,135
[a] IHI Corp.	Machinery	672	15,960
Iida Group Holdings Co. Ltd.	Household Durables	800	20,614
	Equity Real Estate Investment Trusts
Industrial & Infrastructure Fund Investment Corp.	(REITs)	12	22,910
INPEX Corp.	Oil, Gas & Consumable Fuels	4,900	36,599
IR Japan Holdings Ltd.	Professional Services	47	5,924
Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	1,900	13,250
Isuzu Motors Ltd.	Automobiles	2,800	37,009
Ito En Ltd.	Beverages	272	16,150
ITOCHU Corp.	Trading Companies & Distributors	7,212	207,932
ITOCHU Techno-Solutions Corp.	IT Services	500	15,497
Itoham Yonekyu Holdings Inc.	Food Products	700	4,509
Iwatani Corp.	Oil, Gas & Consumable Fuels	300	18,002
Izumi Co. Ltd.	Multiline Retail	208	7,834
J Front Retailing Co. Ltd.	Multiline Retail	1,300	11,537
[a] Japan Airlines Co. Ltd.	Airlines	800	17,306
[a] Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	280	12,589
	Electronic Equipment, Instruments &
Japan Aviatn Elect	Components	272	4,811
Japan Exchange Group Inc.	Capital Markets	2,872	63,914
	Equity Real Estate Investment Trusts
Japan Logistics Fund Inc.	(REITs)	4	12,037
Japan Post Bank Co. Ltd.	Banks	2,200	18,494
Japan Post Holdings Co. Ltd.	Insurance	7,200	59,052
Japan Post Insurance Co. Ltd.	Insurance	996	18,432
	Equity Real Estate Investment Trusts
Japan Prime Realty Investment Corp.	(REITs)	4	15,677
	Equity Real Estate Investment Trusts
Japan Real Estate Investment Corp.	(REITs)	7	43,076
	Equity Real Estate Investment Trusts
Japan Retail Fund Investment Corp.	(REITs)	36	39,052
Japan Tobacco Inc.	Tobacco	6,400	121,005
JCR Pharmaceuticals Co. Ltd.	Pharmaceuticals	300	10,109
JFE Holdings Inc.	Metals & Mining	2,800	32,821
JGC Holdings Corp.	Construction & Engineering	1,200	11,190
JSR Corp.	Chemicals	936	28,336
JTEKT Corp.	Auto Components	1,200	12,315
Justsystems Corp.	Software	200	11,785

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

K's Holdings Corp.	Specialty Retail	900	10,355
Kagome Co. Ltd.	Food Products	400	10,563
Kajima Corp.	Construction & Engineering	2,400	30,424
Kakaku.com Inc.	Interactive Media & Services	672	20,313
Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	160	6,862
Kamigumi Co. Ltd.	Transportation Infrastructure	536	10,880
Kandenko Co. Ltd.	Construction & Engineering	600	4,687
Kaneka Corp.	Chemicals	272	10,967
Kansai Electric Power Co. Inc.	Electric Utilities	4,000	38,184
Kansai Paint Co. Ltd.	Chemicals	1,088	27,751
KAO Corp.	Personal Products	2,524	155,433
[a] Kawasaki Heavy Industries Ltd.	Machinery	800	17,119
KDDI Corp.	Wireless Telecommunication Services	9,166	286,154
Keihan Holdings Co. Ltd.	Industrial Conglomerates	492	14,894
Keikyu Corp.	Road & Rail	1,300	15,906
Keio Corp.	Road & Rail	600	35,300
Keisei Electric Railway Co. Ltd.	Road & Rail	804	25,680
	Equity Real Estate Investment Trusts
Kenedix Office Investment Corp.	(REITs)	2	14,109
Kewpie Corp.	Food Products	536	12,039
	Electronic Equipment, Instruments &
Keyence Corp.	Components	972	491,036
Kikkoman Corp.	Food Products	1,036	68,419
Kinden Corp.	Construction & Engineering	672	10,983
[a] Kintetsu Group Holdings Co. Ltd.	Road & Rail	996	34,998
Kirin Holdings Co. Ltd.	Beverages	4,100	80,013
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	324	27,703
Kobe Bussan Co. Ltd.	Food & Staples Retailing	200	6,307
Kobe Steel Ltd.	Metals & Mining	1,600	10,278
Koei Tecmo Holdings Co. Ltd.	Entertainment	397	19,387
Koito Manufacturing Co. Ltd.	Auto Components	595	37,043
Kokuyo Co. Ltd.	Commercial Services & Supplies	400	6,253
Komatsu Ltd.	Machinery	4,916	122,269
Konami Holdings Corp.	Entertainment	476	28,605
	Technology Hardware, Storage &
Konica Minolta Inc.	Peripherals	2,400	13,277
Kose Corp.	Personal Products	154	24,254
Kotobuki Spirits Co. Ltd.	Food Products	100	6,469
Kubota Corp.	Machinery	5,900	119,446
Kuraray Co. Ltd.	Chemicals	1,900	18,266
Kurita Water Industries Ltd.	Machinery	636	30,542
Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	80	5,838
	Electronic Equipment, Instruments &
Kyocera Corp.	Components	1,592	98,512
Kyoritsu Maintenance Co. Ltd.	Hotels, Restaurants & Leisure	136	4,436
Kyowa Exeo Corp.	Construction & Engineering	536	13,208
Kyowa Kirin Co. Ltd.	Pharmaceuticals	1,300	46,148
Kyudenko Corp.	Construction & Engineering	180	5,782
Kyushu Electric Power Co. Inc.	Electric Utilities	2,500	19,258
Kyushu Financial Group Inc.	Banks	2,000	7,064
Kyushu Railway Co.	Road & Rail	800	18,063
	Equity Real Estate Investment Trusts
LaSalle Logiport REIT	(REITs)	8	13,522
	Semiconductors & Semiconductor
Lasertec Corp.	Equipment	410	79,754
Lawson Inc.	Food & Staples Retailing	252	11,670
LINTEC Corp.	Chemicals	272	5,906
Lion Corp.	Household Products	1,400	23,739
LIXIL Group Corp.	Building Products	1,436	37,171
M3 Inc.	Health Care Technology	2,218	162,128
Mabuchi Motor Co. Ltd.	Electrical Equipment	272	10,293
Maeda Corp.	Construction & Engineering	700	6,074
Maeda Road Construction Co. Ltd.	Construction & Engineering	172	3,381
Makita Corp.	Machinery	1,328	62,577

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Mani Inc.	Health Care Equipment & Supplies	400	9,176
Marubeni Corp.	Trading Companies & Distributors	8,500	73,987
Marui Group Co. Ltd.	Multiline Retail	1,072	20,167
Maruichi Steel Tube Ltd.	Metals & Mining	312	7,334
Maruwa Unyu Kikan Co. Ltd.	Air Freight & Logistics	200	2,845
Matsui Securities Co. Ltd.	Capital Markets	600	4,379
Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	400	17,677
[a] Mazda Motor Corp.	Automobiles	3,100	29,159
Mebuki Financial Group Inc.	Banks	5,400	11,385
Medipal Holdings Corp.	Health Care Providers & Services	800	15,295
Megmilk Snow Brand Co. Ltd.	Food Products	184	3,505
Meiji Holdings Co. Ltd.	Food Products	693	41,521
MINEBEA MITSUMI Inc.	Machinery	2,236	59,209
Miraca Holdings Inc.	Health Care Providers & Services	272	7,019
MISUMI Group Inc.	Machinery	1,480	50,138
Mitsubishi Chemical Holdings Corp.	Chemicals	6,900	58,034
Mitsubishi Corp.	Trading Companies & Distributors	6,373	173,867
Mitsubishi Electric Corp.	Electrical Equipment	10,800	156,906
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	6,401	103,607
Mitsubishi Gas Chemical Co. Inc.	Chemicals	936	19,869
Mitsubishi Heavy Industries Ltd.	Machinery	1,600	47,125
Mitsubishi Logistics Corp.	Transportation Infrastructure	324	9,604
Mitsubishi Materials Corp.	Metals & Mining	672	13,411
[a] Mitsubishi Motors Corp.	Automobiles	3,500	9,839
Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing	36	911
Mitsubishi UFJ Financial Group Inc.	Banks	67,200	363,337
Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	3,487	18,693
Mitsui & Co. Ltd.	Trading Companies & Distributors	8,800	198,256
Mitsui Chemicals Inc.	Chemicals	936	32,341
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	5,000	115,911
	Equity Real Estate Investment Trusts
Mitsui Fudosan Logistics Park Inc.	(REITs)	3	16,001
Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	272	7,548
Mitsui O.S.K. Lines Ltd.	Marine	636	30,600
Miura Co. Ltd.	Machinery	580	25,162
Mizuho Financial Group Inc.	Banks	13,600	194,522
Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals	136	4,460
Monotaro Co. Ltd.	Trading Companies & Distributors	1,220	28,909
	Equity Real Estate Investment Trusts
Mori Hills REIT Investment Corp.	(REITs)	8	12,008
Morinaga & Co. Ltd.	Food Products	204	6,525
Morinaga Milk Industry Co. Ltd.	Food Products	208	10,851
MS&AD Insurance Group Holdings Inc.	Insurance	2,572	74,340
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	3,070	234,613
Nabtesco Corp.	Machinery	676	25,581
Nagase & Co. Ltd.	Trading Companies & Distributors	600	8,963
[a] Nagoya Railroad Co. Ltd.	Road & Rail	1,076	20,029
Nankai Electric Railway Co. Ltd.	Road & Rail	636	13,598
NEC Corp.	IT Services	1,460	75,243
NEC System Integration & Construction Ltd.	IT Services	400	6,325
Net One Systems Co. Ltd.	IT Services	400	13,208
Nexon Co. Ltd.	Entertainment	2,272	50,684
NGK Insulators Ltd.	Machinery	1,400	23,512
NGK Spark Plug Co. Ltd.	Auto Components	1,000	14,830
NH Foods Ltd.	Food Products	536	20,862
NHK Spring Co. Ltd.	Auto Components	800	6,574
Nichirei Corp.	Food Products	536	14,097
Nidec Corp.	Electrical Equipment	2,500	290,004
Nifco Inc.	Auto Components	400	15,118
Nihon Kohden Corp.	Health Care Equipment & Supplies	400	11,424
Nihon M&A Center Inc.	Professional Services	1,444	37,482
Nihon Unisys Ltd.	IT Services	312	9,389
Nikon Corp.	Household Durables	1,700	18,150

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Nintendo Co. Ltd.	Entertainment	578	336,520
Nippo Corp.	Construction & Engineering	272	7,756
	Equity Real Estate Investment Trusts
Nippon Accommodations Fund Inc.	(REITs)	2	11,551
	Equity Real Estate Investment Trusts
Nippon Building Fund Inc.	(REITs)	8	49,950
	Electronic Equipment, Instruments &
Nippon Electric Glass Co. Ltd.	Components	400	9,406
Nippon Express Co. Ltd.	Road & Rail	400	30,489
Nippon Kayaku Co. Ltd.	Chemicals	900	8,514
Nippon Paint Holdings Co. Ltd.	Chemicals	4,250	57,744
Nippon Paper Industries Co. Ltd.	Paper & Forest Products	500	5,604
	Equity Real Estate Investment Trusts
Nippon Prologis REIT Inc.	(REITs)	12	38,220
Nippon Sanso Holdings Corp.	Chemicals	824	16,905
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	256	20,320
Nippon Shobukai Co. Ltd.	Chemicals	156	7,506
Nippon Steel Corp.	Metals & Mining	4,400	74,272
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	6,400	166,905
Nippon Television Holdings Inc.	Media	100	1,160
Nippon Yusen KK	Marine	900	45,653
Nipro Corp.	Health Care Equipment & Supplies	600	7,098
Nishi-Nippon Railroad Co. Ltd.	Road & Rail	400	9,702
Nissan Chemical Corp.	Chemicals	712	34,898
[a] Nissan Motor Co. Ltd.	Automobiles	10,400	51,658
Nisshin Seifun Group Inc.	Food Products	1,400	20,497
Nissin Foods Holdings Co. Ltd.	Food Products	352	25,372
Nitori Holdings Co. Ltd.	Specialty Retail	399	70,676
Nitto Denko Corp.	Chemicals	770	57,512
Noevir Holdings Co. Ltd.	Personal Products	92	4,675
NOF Corp.	Chemicals	400	20,867
NOK Corp.	Auto Components	572	7,102
Nomura Holdings Inc.	Capital Markets	16,300	83,387
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	600	15,234
	Equity Real Estate Investment Trusts
Nomura Real Estate Master Fund Inc.	(REITs)	24	38,512
Nomura Research Institute Ltd.	IT Services	1,440	47,680
NS Solutions Corp.	IT Services	136	4,387
NSK Ltd.	Machinery	2,400	20,305
NTT Data Corp.	IT Services	3,400	53,088
Obayashi Corp.	Construction & Engineering	3,600	28,640
OBIC Business Consultants Co. Ltd.	Software	84	4,859
OBIC Co. Ltd.	IT Services	357	66,614
Odakyu Electric Railway Co. Ltd.	Road & Rail	1,600	40,450
Oji Holdings Corp.	Paper & Forest Products	4,800	27,592
Okuma Corp.	Machinery	136	6,654
Olympus Corp.	Health Care Equipment & Supplies	5,640	112,200
	Electronic Equipment, Instruments &
Omron Corp.	Components	976	77,471
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	2,304	51,461
Open House Co. Ltd.	Household Durables	400	18,813
Oracle Corp. Japan	Software	160	12,253
Orient Corp.	Consumer Finance	3,000	3,946
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	1,010	144,052
ORIX Corp.	Diversified Financial Services	6,600	111,467
	Equity Real Estate Investment Trusts
ORIX JREIT Inc.	(REITs)	16	30,821
Osaka Gas Co. Ltd.	Gas Utilities	2,100	39,147
OSG Corp.	Machinery	400	6,941
Otsuka Corp.	IT Services	536	28,155
Otsuka Holdings Co. Ltd.	Pharmaceuticals	2,304	95,635
Paltac Corp.	Distributors	160	8,303
Pan Pacific International Holdings Corp.	Multiline Retail	2,828	58,756
Panasonic Corp.	Household Durables	11,600	134,353

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] Park24 Co. Ltd.	Commercial Services & Supplies	572	10,400
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	1,500	10,447
[a] PeptiDream Inc.	Biotechnology	460	22,588
Persol Holdings Co. Ltd.	Professional Services	900	17,799
Pigeon Corp.	Household Products	636	17,936
Pola Orbis Holdings Inc.	Personal Products	400	10,574
Rakuten Inc.	Internet & Direct Marketing Retail	4,400	49,713
Recruit Holdings Co. Ltd.	Professional Services	7,174	353,561
Relo Group Inc.	Real Estate Management & Development	536	12,266
	Semiconductors & Semiconductor
[a] Renesas Electronics Corp.	Equipment	5,200	56,268
Rengo Co. Ltd.	Containers & Packaging	1,100	9,167
	Independent Power and Renewable
[a] RENOVA Inc.	Electricity Producers	200	7,884
Resona Holdings Inc.	Banks	12,436	47,866
Resorttrust Inc.	Hotels, Restaurants & Leisure	400	6,538
	Technology Hardware, Storage &
Ricoh Co. Ltd.	Peripherals	3,600	40,447
Rinnai Corp.	Household Durables	188	17,904
	Semiconductors & Semiconductor
Rohm Co. Ltd.	Equipment	436	40,343
Rohto Pharmaceutical Co. Ltd.	Personal Products	536	14,415
Ryohin Keikaku Co. Ltd.	Multiline Retail	1,300	27,291
Sankyo Co. Ltd.	Leisure Products	272	6,953
Sankyu Inc.	Road & Rail	272	11,800
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	1,900	26,192
Sanwa Holdings Corp.	Building Products	1,100	13,518
Sapporo Holdings Ltd.	Beverages	300	6,249
Sawai Group Holdings Co. Ltd.	Pharmaceuticals	188	8,385
SBI Holdings Inc.	Capital Markets	1,312	31,065
	Semiconductors & Semiconductor
SCREEN Holdings Co. Ltd.	Equipment	192	18,994
SCSK Corp.	IT Services	224	13,360
Secom Co. Ltd.	Commercial Services & Supplies	1,016	77,296
Sega Sammy Holdings Inc.	Leisure Products	1,026	13,478
[a] Seibu Holdings Inc.	Road & Rail	1,072	12,575
	Technology Hardware, Storage &
Seiko Epson Corp.	Peripherals	1,500	26,408
Seino Holdings Co. Ltd.	Road & Rail	700	8,981
Sekisui Chemical Co. Ltd.	Household Durables	1,900	32,508
Sekisui House Ltd.	Household Durables	3,100	63,640
	Equity Real Estate Investment Trusts
Sekisui House Reit Inc.	(REITs)	20	16,578
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	4,200	200,445
Seven Bank Ltd.	Banks	3,500	7,442
SG Holdings Co. Ltd.	Air Freight & Logistics	2,244	58,895
Sharp Corp.	Household Durables	1,200	19,818
Shikoku Electric Power Co. Inc.	Electric Utilities	800	5,449
	Electronic Equipment, Instruments &
Shimadzu Corp.	Components	1,500	58,046
Shimamura Co. Ltd.	Specialty Retail	116	11,141
SHIMANO Inc.	Leisure Products	420	99,712
Shimizu Corp.	Construction & Engineering	3,000	23,029
Shin-Etsu Chemical Co. Ltd.	Chemicals	2,122	355,228
	Semiconductors & Semiconductor
Shinko Electric Industries Co. Ltd.	Equipment	400	14,650
Shinsei Bank Ltd.	Banks	900	11,815
Shionogi & Co. Ltd.	Pharmaceuticals	1,512	78,890
Ship Healthcare Holdings Inc.	Health Care Providers & Services	400	9,345
Shiseido Co. Ltd.	Personal Products	2,108	155,189
SHO-BOND Holdings Co. Ltd.	Construction & Engineering	240	10,001
[a] Shochiku Co. Ltd.	Entertainment	56	6,463
Shoei Co. Ltd.	Real Estate Management & Development	2,000	22,525
Showa Denko K.K.	Chemicals	752	22,359

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Sky Perfect JSAT Holdings Inc.	Media	700	2,554
[a] Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	1,200	16,683
SMC Corp.	Machinery	310	183,363
SMS Co. Ltd.	Professional Services	280	8,388
Softbank Corp.	Wireless Telecommunication Services	14,800	193,817
SoftBank Group Corp.	Wireless Telecommunication Services	7,320	512,776
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	328	14,953
Sojitz Corp.	Trading Companies & Distributors	6,400	19,317
Sompo Holdings Inc.	Insurance	1,736	64,222
Sony Corp.	Household Durables	6,700	652,856
Sotetsu Holdings Inc.	Road & Rail	400	7,889
Square Enix Holdings Co. Ltd.	Entertainment	400	19,858
Stanley Electric Co. Ltd.	Auto Components	816	23,637
Subaru Corp.	Automobiles	3,300	65,159
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	184	13,428
	Semiconductors & Semiconductor
Sumco Corp.	Equipment	1,200	29,462
Sumitomo Bakelite Co. Ltd.	Chemicals	136	6,016
Sumitomo Chemical Co. Ltd.	Chemicals	8,400	44,577
Sumitomo Corp.	Trading Companies & Distributors	6,000	80,440
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	900	18,877
Sumitomo Electric Industries Ltd.	Auto Components	4,000	59,068
Sumitomo Forestry Co. Ltd.	Household Durables	700	12,834
Sumitomo Heavy Industries Ltd.	Machinery	636	17,535
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	1,300	50,658
Sumitomo Mitsui Financial Group Inc.	Banks	6,988	241,139
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	2,100	75,115
Sumitomo Rubber Industries Ltd.	Auto Components	1,000	13,812
Sundrug Co. Ltd.	Food & Staples Retailing	340	10,814
Suntory Beverage & Food Ltd.	Beverages	640	24,103
Sushiro Global Holdings Ltd	Hotels, Restaurants & Leisure	560	24,193
Suzuken Co. Ltd.	Health Care Providers & Services	400	11,731
Suzuki Motor Corp.	Automobiles	2,432	103,008
Sysmex Corp.	Health Care Equipment & Supplies	976	116,075
T&D Holdings Inc.	Insurance	2,900	37,520
Taiheiyo Cement Corp.	Construction Materials	600	13,174
Taisei Corp.	Construction & Engineering	840	27,548
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	216	11,579
	Electronic Equipment, Instruments &
Taiyo Yuden Co. Ltd.	Components	639	31,607
Takara Bio Inc.	Biotechnology	272	7,266
Takara Holdings Inc.	Beverages	900	11,231
Takashimaya Co. Ltd.	Multiline Retail	800	8,707
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	8,290	277,777
TBS Holdings Inc.	Media	172	2,644
	Electronic Equipment, Instruments &
TDK Corp.	Components	650	79,003
TechnoPro Holdings Inc.	Professional Services	528	12,502
Teijin Ltd.	Chemicals	1,000	15,254
Terumo Corp.	Health Care Equipment & Supplies	3,560	144,401
The Bank of Kyoto Ltd.	Banks	400	18,164
The Chiba Bank Ltd.	Banks	3,300	19,891
The Chugoku Bank Ltd.	Banks	900	6,844
The Chugoku Electric Power Co. Inc.	Electric Utilities	1,600	14,618
The Dai-ichi Life Holdings Inc.	Insurance	5,700	104,458
The Iyo Bank Ltd.	Banks	1,500	7,379
The Shizuoka Bank Ltd.	Banks	2,700	20,896
THK Co. Ltd.	Machinery	580	17,323
TIS Inc.	IT Services	1,300	33,229
Tobu Railway Co. Ltd.	Road & Rail	1,072	27,739
Toda Corp.	Construction & Engineering	1,200	8,271
Toho Co. Ltd.	Entertainment	560	23,108
Toho Gas Co. Ltd.	Gas Utilities	463	22,693
Tohoku Electric Power Co. Inc.	Electric Utilities	2,500	19,596

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Tokai Carbon Co. Ltd.	Chemicals	1,100	15,183
Tokai Rika Co. Ltd.	Auto Components	272	4,365
Tokio Marine Holdings Inc.	Insurance	3,482	160,249
Tokuyama Corp.	Chemicals	400	8,152
Tokyo Century Corp.	Diversified Financial Services	332	17,858
[a] Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	8,400	24,975
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	790	342,222
Tokyo Gas Co. Ltd.	Gas Utilities	2,297	43,399
Tokyo Ohka Kogyo Co. Ltd.	Chemicals	192	12,126
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	1,072	15,299
TOKYU Corp.	Road & Rail	2,600	35,396
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	3,300	19,861
TOPPAN Inc.	Commercial Services & Supplies	1,500	24,124
Toray Industries Inc.	Chemicals	8,400	55,937
Toshiba Corp.	Industrial Conglomerates	2,380	103,035
	Technology Hardware, Storage &
Toshiba Tec Corp.	Peripherals	120	4,941
Tosoh Corp.	Chemicals	1,472	25,411
TOTO Ltd.	Building Products	756	39,166
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	800	10,934
Toyo Suisan Kaisha Ltd.	Food Products	471	18,141
Toyo Tire Corp.	Auto Components	536	11,339
Toyoda Gosei Co. Ltd.	Auto Components	400	9,857
Toyota Boshoku Corp.	Auto Components	300	6,209
Toyota Industries Corp.	Auto Components	900	77,926
Toyota Motor Corp.	Automobiles	13,241	1,158,394
Toyota Tsusho Corp.	Trading Companies & Distributors	1,200	56,762
Trend Micro Inc.	Software	608	31,882
TS TECH Co. Ltd.	Auto Components	600	9,271
Tsumura & Co.	Pharmaceuticals	400	12,596
Tsuruha Holdings Inc.	Food & Staples Retailing	194	22,565
TV Asahi Holdings Corp.	Media	136	2,158
Ube Industries Ltd.	Chemicals	536	10,861
	Semiconductors & Semiconductor
Ulvac Inc.	Equipment	272	13,797
Unicharm Corp.	Household Products	2,100	84,575
	Equity Real Estate Investment Trusts
United Urban Investment Corp.	(REITs)	16	23,166
Ushio Inc.	Electrical Equipment	600	10,974
USS Co. Ltd.	Specialty Retail	1,100	19,207
Welcia Holdings Co. Ltd.	Food & Staples Retailing	544	17,792
West Japan Railway Co.	Road & Rail	1,020	58,210
Yakult Honsha Co. Ltd.	Food Products	687	38,934
Yamada Holdings Co. Ltd.	Specialty Retail	3,900	18,026
Yamaguchi Financial Group Inc.	Banks	1,200	6,855
Yamaha Corp.	Leisure Products	800	43,463
Yamaha Motor Co. Ltd.	Automobiles	1,496	40,706
Yamato Holdings Co. Ltd.	Air Freight & Logistics	1,820	51,817
Yamato Kogyo Co. Ltd.	Metals & Mining	236	7,814
Yamazaki Baking Co. Ltd.	Food Products	672	9,482
Yaoko Co. Ltd.	Food & Staples Retailing	136	7,805
YASKAWA Electric Corp.	Machinery	1,420	69,471
	Electronic Equipment, Instruments &
Yokogawa Electric Corp.	Components	1,300	19,443
Yokohama Rubber Co. Ltd.	Auto Components	600	12,861
Z Holdings Corp.	Interactive Media & Services	14,400	72,240
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	272	11,702
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	500	12,853
Zeon Corp.	Chemicals	800	11,078
ZOZO Inc.	Internet & Direct Marketing Retail	536	18,230

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Total Common Stocks (Cost $24,475,531) 97.7%			24,020,913
Short Term Investments (Cost $163,041) 0.7%
Short-Term Investments 0.7%
United States 0.7%
[b,c] Institutional Fiduciary Trust Portfolio 0.01%	Money Market Funds	163,041	163,041
Total Investments (Cost $24,638,572) 98.4%			24,183,954
Other Assets, less Liabilities 1.6%			390,101
Net Assets 100.0%			$24,574,055

aNon-income producing.
bSee Note 5 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

						FRANKLIN TEMPLETON ETF TRUST
				STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

At June 30, 2021 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Japanese Yen	DBAB	Buy	795,486,000	$7,171,063	7/02/21	$—	$(3,877)
Japanese Yen	HSBK	Buy	795,486,000	7,167,076	7/02/21	110	—
Japanese Yen	MSCO	Buy	325,426,000	2,931,957	7/02/21	73	—
Japanese Yen	UBSW	Buy	795,486,000	7,167,115	7/02/21	71	—
Japanese Yen	DBAB	Sell	795,486,000	7,236,065	7/02/21	68,879	—
Japanese Yen	HSBK	Sell	795,486,000	7,234,947	7/02/21	67,760	—
Japanese Yen	MSCO	Sell	325,426,000	2,959,723	7/02/21	27,694	—
Japanese Yen	UBSW	Sell	795,486,000	7,235,006	7/02/21	67,820	—
Japanese Yen	DBAB	Sell	800,810,000	7,220,925	8/03/21	3,868	—
Japanese Yen	HSBK	Sell	800,810,000	7,216,670	8/03/21	—	(388)
Japanese Yen	MSCO	Sell	327,604,000	2,952,345	8/03/21	—	(86)
Japanese Yen	UBSW	Sell	800,810,000	7,216,943	8/03/21	—	(114)

Total Forward Exchange Contracts	$236,275	$(4,465)
Net unrealized appreciation (depreciation)		$231,810
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Nikkei 225 Mini	Long	15	$388,954	9/09/21	$(5,474)

*As of period end.

Abbreviations

Selected Portfolio

DBAB	-	Deutsche Bank AG
HSBK	-	HSBC Bank PLC
MSCO	-	Morgan Stanley
REIT	-	Real Estate Investment Trust
UBSW	-	UBS AG

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin FTSE Latin America ETF	Industry	Shares	Value
Common Stocks 80.7%
Brazil 51.1%
Aliansce Sonae Shopping Centers SA	Real Estate Management & Development	800	$4,630
Ambev SA	Beverages	30,800	104,777
Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	1,800	7,533
[a] Azul SA	Airlines	1,900	16,619
[a] B2W Cia Digital	Internet & Direct Marketing Retail	1,383	18,262
B3 SA - Brasil Bolsa Balcao	Capital Markets	43,200	144,808
Banco Bradesco SA	Banks	9,819	42,776
Banco BTG Pactual SA	Capital Markets	1,700	41,353
Banco do Brasil SA	Banks	6,000	38,419
Banco Inter SA	Banks	2,400	12,268
Banco Santander Brasil SA	Banks	2,600	20,985
BB Seguridade Participacoes SA	Insurance	4,800	22,097
[a] BR Malls Participacoes SA	Real Estate Management & Development	6,000	12,125
[a] BRF SA	Food Products	5,600	30,501
CCR SA	Transportation Infrastructure	7,800	20,907
Centrais Eletricas Brasileiras SA	Electric Utilities	4,400	37,854
Cia Brasileira de Distribuicao	Food & Staples Retailing	1,100	8,475
Cia de Saneamento do Parana	Water Utilities	1,650	6,830
Cia Siderurgica Nacional SA	Metals & Mining	4,600	40,327
Cielo SA	IT Services	8,200	5,948
[a] Cogna Educacao	Diversified Consumer Services	13,200	11,391
Companhia de Locacao das Americas	Road & Rail	2,400	13,110
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	2,400	17,496
Companhia Energetica de Minas Gerais	Electric Utilities	1,792	5,207
Companhia Paranaense de Energia-Copel	Electric Utilities	4,200	4,645
Cosan SA	Oil, Gas & Consumable Fuels	10,212	48,762
CPFL Energia SA	Electric Utilities	1,400	7,508
Cyrela Brazil Realty SA Empreendimentos e Participacoes	Household Durables	2,000	9,303
Duratex SA	Paper & Forest Products	2,000	9,486
EDP - Energias do Brasil SA	Electric Utilities	1,800	6,342
Energisa SA	Electric Utilities	1,800	16,716
	Independent Power and Renewable
[a] Eneva SA	Electricity Producers	6,800	23,011
	Independent Power and Renewable
Engie Brasil Energia SA	Electricity Producers	1,200	9,363
Equatorial Energia SA	Electric Utilities	6,400	31,631
Ez Tec Empreendimentos e Participacoes SA	Household Durables	700	4,340
Fleury SA	Health Care Providers & Services	1,600	8,265
Grendene SA	Textiles, Apparel & Luxury Goods	2,400	4,797
[a] Grupo Mateus SA	Food & Staples Retailing	2,800	4,419
Guararapes Confeccoes SA	Textiles, Apparel & Luxury Goods	600	2,491
[b,c] Hapvida Participacoes e Investimentos SA, 144A	Health Care Providers & Services	8,800	27,025
Hypera SA	Pharmaceuticals	2,800	19,234
IRB Brasil Resseguros SA	Insurance	7,874	9,054
Itau Unibanco Holding SA	Banks	3,200	17,053
[a] Klabin SA	Containers & Packaging	5,600	29,396
Localiza Rent a Car SA	Road & Rail	4,205	53,632
[b,c] Locaweb Servicos de Internet SA, 144A	IT Services	3,000	16,178
Lojas Americanas SA	Multiline Retail	2,018	8,309
Lojas Renner SA	Multiline Retail	5,560	49,009
M Dias Branco SA	Food Products	800	5,201
Magazine Luiza SA	Multiline Retail	20,624	86,929
Marfrig Global Foods SA	Food Products	2,600	9,917
Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	2,000	9,367
[a] Natura & Co. Holding SA	Personal Products	6,800	76,892
Neoenergia SA	Electric Utilities	1,600	5,539
Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	3,700	62,625
Odontoprev SA	Health Care Providers & Services	1,800	4,674
Petrobras Distribuidora SA	Specialty Retail	5,200	27,648

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	26,000	156,948
Porto Seguro SA	Insurance	600	6,394
Qualicorp Consultoria e Corretora de Seguros SA	Health Care Providers & Services	1,200	6,914
Raia Drogasil SA	Food & Staples Retailing	7,600	37,426
[c] Rede D'Or Sao Luiz SA, 144A	Health Care Providers & Services	1,500	20,635
[a] Rumo SA	Road & Rail	8,800	33,584
Sao Martinho SA	Food Products	1,200	8,643
Sendas Distribuidora SA	Food & Staples Retailing	1,100	18,971
Sul America SA	Insurance	2,900	20,101
[a] Suzano SA	Paper & Forest Products	5,100	60,789
Telefonica Brasil SA	Diversified Telecommunication Services	3,100	25,947
TIM SA	Wireless Telecommunication Services	5,600	12,868
Totvs SA	Software	3,500	26,261
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	1,600	11,766
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	5,728	20,993
Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	1,200	4,723
Vale SA	Metals & Mining	28,280	638,263
[a] Via Varejo SA	Specialty Retail	11,000	34,614
WEG SA	Electrical Equipment	10,400	69,826
YDUQS Participacoes SA	Diversified Consumer Services	2,200	14,398
			2,623,523
Chile 5.2%
	Independent Power and Renewable
AES Gener SA	Electricity Producers	24,012	3,292
Aguas Andinas SA, A	Water Utilities	18,984	3,937
Banco de Chile	Banks	307,510	30,615
Banco de Credito e Inversiones SA	Banks	336	14,306
Banco Santander Chile	Banks	433,892	21,638
CAP SA	Metals & Mining	522	9,033
Cencosud SA	Food & Staples Retailing	9,446	18,955
Cencosud Shopping SA	Real Estate Management & Development	3,354	5,532
Cia Sud Americana de Vapores SA	Marine	122,400	10,658
	Independent Power and Renewable
Colbun SA	Electricity Producers	51,326	7,233
Compania Cervecerias Unidas SA	Beverages	1,048	10,651
E CL SA	Electric Utilities	3,426	2,593
Empresa Nacional de Telecomunicaciones SA	Wireless Telecommunication Services	956	5,305
Empresas CMPC SA	Paper & Forest Products	8,424	20,247
Empresas COPEC SA	Oil, Gas & Consumable Fuels	3,434	34,099
Enel Americas SA	Electric Utilities	138,450	20,498
Enel Chile SA	Electric Utilities	174,744	10,140
Falabella SA	Multiline Retail	5,578	25,043
[a] Itau CorpBanca Chile SA	Banks	1,202,210	3,354
[a] Parque Arauco SA	Real Estate Management & Development	4,730	6,691
Plaza SA	Real Estate Management & Development	2,062	3,243
			267,063
Colombia 1.6%
Bancolombia SA	Banks	1,936	13,688
Cementos Argos SA	Construction Materials	3,368	4,826
[a] Corporacion Financiera Colombiana	Diversified Financial Services	888	6,944
Ecopetrol SA	Oil, Gas & Consumable Fuels	33,258	24,244
Grupo Argos SA	Construction Materials	2,112	5,656
Grupo de Inversiones Suramericana SA	Diversified Financial Services	1,774	8,789
Interconexion Electrica SA ESP	Electric Utilities	3,092	18,342
			82,489
Mexico 22.1%
Alfa SAB de CV	Industrial Conglomerates	14,062	10,566
Alpek SAB de CV	Chemicals	2,570	3,164
America Movil SAB de CV, L	Wireless Telecommunication Services	212,562	160,138
Arca Continental SAB de CV	Beverages	3,092	17,955
Banco Santander (Mexico), S.A., Institucion de Banca Multiple,
Grupo Financiero Santander, B	Banks	4,002	5,039

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Becle SAB de CV	Beverages	3,888	10,240
[a] Cemex SAB de CV	Construction Materials	103,668	87,577
Coca-Cola FEMSA SA de CV	Beverages	3,686	19,526
	Equity Real Estate Investment Trusts
Concentradora Fibra Danhos SA de CV	(REITs)	1,694	1,881
El Puerto de Liverpool SAB de CV	Multiline Retail	1,400	6,240
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	20,828	22,522
Fomento Economico Mexicano SAB de CV	Beverages	12,838	108,408
Gruma SAB de CV	Food Products	1,456	16,294
[a] Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	2,378	15,565
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	2,512	26,766
[a] Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure	1,404	25,942
Grupo Bimbo SAB de CV, A	Food Products	15,714	34,639
Grupo Carso SAB de CV	Industrial Conglomerates	3,208	10,036
Grupo Cementos de Chihuahua SAB de CV	Construction Materials	1,156	9,345
Grupo Elektra SAB de CV	Banks	446	36,179
Grupo Financiero Banorte SAB de CV	Banks	20,320	131,408
[a] Grupo Financiero Inbursa SAB de CV	Banks	14,834	14,692
Grupo Lala SAB de CV	Food Products	4,086	3,361
Grupo Mexico SAB de CV, B	Metals & Mining	22,236	104,711
Grupo Televisa SA	Media	17,976	51,480
Industrias Bachoco SAB de CV, B	Food Products	1,106	4,181
[a] Industrias Penoles SA	Metals & Mining	880	12,161
Kimberly-Clark de Mexico SAB de CV, A	Household Products	5,898	10,478
Megacable Holdings SAB de CV	Media	2,128	7,539
Orbia Advance Corp. SAB de CV	Chemicals	7,140	18,698
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	1,550	12,414
Qualitas Controladora SAB de CV	Insurance	1,216	5,674
[a] Telesites SAB de CV	Diversified Telecommunication Services	8,886	8,230
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	36,286	118,587
			1,131,636
United States 0.7%
JBS SA	Food Products	6,600	38,275
Total Common Stocks (Cost $3,724,204)			4,142,986
Preferred Stocks 19.0%
Brazil 17.7%
[a] Alpargatas SA, 0.149%, pfd.	Textiles, Apparel & Luxury Goods	1,150	11,503
[d] Banco Bradesco SA, 2.363%, pfd.	Banks	33,196	170,219
[c,d] Banco Inter SA, 144A, 0.061%, pfd.	Banks	5,600	29,195
[d] Bradespar SA, 7.327%, pfd.	Metals & Mining	1,600	23,701
[d] Braskem SA, pfd., A	Chemicals	1,300	15,428
[d] Centrais Eletricas Brasileiras SA, 10.196%, pfd.	Electric Utilities	2,000	17,246
[d] Cia de Transmissao de Energia Eletrica Paulista, 12.411%, pfd.	Electric Utilities	1,200	6,000
	Independent Power and Renewable
[d] Cia Energetica de Sao Paulo, 10.844%, pfd.	Electricity Producers	1,200	5,725
[d] Companhia Energetica de Minas Gerais, 7.510%, pfd.	Electric Utilities	6,989	16,895
[d] Companhia Paranaense de Energia, 16.324%, pfd.	Electric Utilities	7,200	8,509
[d] Gerdau SA, 2.769%, pfd.	Metals & Mining	7,600	44,847
[d] Itau Unibanco Holding SA, 2.181%, pfd.	Banks	33,800	200,731
[d] Itausa SA, 2.484%, pfd.	Banks	31,800	70,662
[d] Lojas Americanas SA, 0.992%, pfd.	Multiline Retail	6,555	28,191
[d] Metalurgica Gerdau SA, 3.254%, pfd.	Metals & Mining	5,000	13,781
[d] Petroleo Brasileiro SA, 2.695%, pfd.	Oil, Gas & Consumable Fuels	39,400	231,083
[d] Usinas Siderurgicas de Minas Gerais SA Usiminas, 0.717%, pfd.	Metals & Mining	3,200	12,181
			905,897
Chile 0.6%
[d] Embotelladora Andina SA, 6.728%, pfd.	Beverages	2,662	6,216

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[d] Sociedad Quimica y Minera de Chile SA, 0.003%, pfd.	Chemicals	568	26,992
			33,208
Colombia 0.7%
[d] Bancolombia SA, 2.662%, pfd.	Banks	3,154	22,654
[d] Grupo Aval Acciones y Valores SA, 5.355%, pfd.	Banks	29,050	8,426
[d] Grupo de Inversiones Suramericana SA, 3.591%, pfd.	Diversified Financial Services	540	2,389
			33,469

Total Preferred Stocks (Cost $915,742)			972,574
Rights 0.0%†
Brazil 0.0%†
[a] Ultrapar Participacoes SA, rts. 8/12/21	Oil, Gas & Consumable Fuels	7,065	56
Total Investments (Cost $4,639,946) 99.7%			5,115,616
Other Assets, less Liabilities 0.3%			16,820

Net Assets 100.0%			$5,132,436

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021, these securities had a total value of $43,203 or 0.8% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $93,033, representing 1.8% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Mini Bovespa Index	Long	2	$10,144	8/18/21	$(73)

*As of period end.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin FTSE Mexico ETF	Industry	Shares	Value
Common Stocks 99.9%
Mexico 99.9%
Alfa SAB de CV	Industrial Conglomerates	130,548	$98,089
Alpek SAB de CV	Chemicals	24,660	30,357
America Movil SAB de CV, L	Wireless Telecommunication Services	1,142,748	860,914
Arca Continental SAB de CV	Beverages	29,046	168,670
Banco Santander (Mexico), S.A., Institucion de Banca Multiple
Grupo Financiero Santander, B	Banks	37,392	47,081
Becle SAB de CV	Beverages	36,096	95,069
[a] Cemex SAB de CV	Construction Materials	397,608	335,891
Coca-Cola FEMSA SA de CV	Beverages	34,584	183,198
	Equity Real Estate Investment Trusts
Concentradora Fibra Danhos SA de CV	(REITs)	15,144	16,817
El Puerto de Liverpool SAB de CV	Multiline Retail	13,002	57,956
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	180,888	195,601
Fomento Economico Mexicano SAB de CV	Beverages	72,108	608,901
Gruma SAB de CV	Food Products	13,518	151,274
[a] Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	22,080	144,520
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	19,332	205,986
[a] Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure	11,382	210,307
Grupo Bimbo SAB de CV, A	Food Products	104,058	229,382
Grupo Carso SAB de CV	Industrial Conglomerates	29,784	93,179
Grupo Cementos de Chihuahua SAB de CV	Construction Materials	10,740	86,819
Grupo Elektra SAB de CV	Banks	2,886	234,111
Grupo Financiero Banorte SAB de CV	Banks	111,846	723,301
[a] Grupo Financiero Inbursa SAB de CV	Banks	137,898	136,579
Grupo Lala SAB de CV	Food Products	38,640	31,788
Grupo Mexico SAB de CV, B	Metals & Mining	125,856	592,665
Grupo Televisa SA	Media	91,950	263,328
Industrias Bachoco SAB de CV, B	Food Products	10,572	39,967
[a] Industrias Penoles SA	Metals & Mining	8,160	112,770
Kimberly-Clark de Mexico SAB de CV, A	Household Products	54,744	97,250
Megacable Holdings SAB de CV	Media	19,758	70,000
Orbia Advance Corp. SAB de CV	Chemicals	66,726	174,737
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	14,394	115,286
Qualitas Controladora SAB de CV	Insurance	11,280	52,637
[a] Telesites SAB de CV	Diversified Telecommunication Services	82,470	76,379
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	202,266	661,030
Total Investments (Cost $6,244,762) 99.9%			7,201,839

Other Assets, less Liabilities 0.1%			8,787
Net Assets 100.0%			$7,210,626

aNon-income producing.

Abbreviations

Selected Portfolio

REIT - Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin FTSE Russia ETF	Industry	Shares	Value
Common Stocks 94.8%
Russia 94.8%
Aeroflot - Russian Airlines PJSC	Airlines	122,124	$114,311
Alrosa PJSC	Metals & Mining	244,632	449,993
[a] Credit Bank of Moscow PJSC	Banks	1,628,400	144,420
Federal Grid Co. Unified Energy System PJSC	Electric Utilities	32,043,504	96,279
Federal Hydrogenerating Co.	Electric Utilities	14,122,716	168,072
Gazprom PJSC	Oil, Gas & Consumable Fuels	780,132	3,004,395
Inter RAO UES PJSC	Electric Utilities	4,366,980	280,058
LUKOIL PJSC	Oil, Gas & Consumable Fuels	28,452	2,631,626
M.Video PJSC	Specialty Retail	5,580	47,051
Magnit PJSC	Food & Staples Retailing	6,264	455,521
Magnitogorsk Iron & Steel Works	Metals & Mining	260,220	215,824
MMC Norilsk Nickel PJSC	Metals & Mining	1,910	647,301
Mobile TeleSystems PJSC	Wireless Telecommunication Services	94,452	443,016
Moscow Exchange MICEX	Capital Markets	177,540	414,822
Mosenergo PAO	Electric Utilities	990,372	31,811
NLMK PJSC	Metals & Mining	119,364	375,410
NovaTek PJSC	Oil, Gas & Consumable Fuels	38,652	850,459
PhosAgro PJSC	Chemicals	4,344	283,817
Polyus Gold OJSC	Metals & Mining	2,328	451,395
Rosneft PJSC	Oil, Gas & Consumable Fuels	72,624	567,641
Rosseti PJSC	Electric Utilities	3,629,484	67,305
Rostelecom PJSC	Diversified Telecommunication Services	118,392	165,416
Sberbank of Russia PJSC	Banks	760,560	3,182,528
Severstal PAO	Metals & Mining	18,996	407,828
Sistema PJSFC	Wireless Telecommunication Services	355,428	154,230
Sovcomflot OAO	Oil, Gas & Consumable Fuels	50,785	64,644
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	450,960	226,271
Tatneft PAO	Oil, Gas & Consumable Fuels	76,188	553,990
	Independent Power and Renewable
Unipro PJSC	Electricity Producers	1,274,724	48,107
[a] United Co RUSAL International PJSC	Metals & Mining	313,776	213,855
VTB Bank PJSC	Banks	619,497,996	410,433
Total Common Stocks (Cost $14,693,914)			17,167,829
Preferred Stocks 4.7%
Russia 4.7%
[b] Bashneft PJSC, 9.895%, pfd.	Oil, Gas & Consumable Fuels	2,472	36,867
[b] Surgutneftegas PJSC, 2.094%, pfd.	Oil, Gas & Consumable Fuels	486,756	308,663
[b] Tatneft PJSC, 2.185%, pfd.	Oil, Gas & Consumable Fuels	7,284	49,923
[b] Transneft PJSC, 6.718%, pfd.	Oil, Gas & Consumable Fuels	193	456,651
Total Preferred Stocks (Cost $796,015)			852,104
Total Investments (Cost $15,489,929) 99.5%			18,019,933

Other Assets, less Liabilities 0.5%			96,741
Net Assets 100.0%			$18,116,674

[a]Non-income producing.
[b]Variable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin FTSE Saudi Arabia ETF	Industry	Shares	Value
Common Stocks 99.8%
Saudi Arabia 99.8%
Abdullah Al Othaim Markets Co.	Food & Staples Retailing	634	$20,962
Advanced Petrochemical Co.	Chemicals	1,522	29,341
Al-Rajhi Bank	Banks	13,356	395,295
Alinma Bank	Banks	14,050	78,821
Almarai Co. JSC	Food Products	3,610	61,027
Arab National Bank	Banks	9,208	55,733
Arabian Centres Co. Ltd.	Real Estate Management & Development	2,300	16,068
[a] Bank Al-Jazira	Banks	5,768	28,452
[a] Bank AlBilad	Banks	5,264	51,512
Banque Saudi Fransi	Banks	8,428	86,294
BinDawood Holding Co.	Food & Staples Retailing	417	12,320
Bupa Arabia for Cooperative Insurance Co.	Insurance	822	27,222
Dallah Healthcare Co.	Health Care Providers & Services	516	10,924
[a] Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	7,596	21,388
Dr Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	1,314	57,249
[a] Emaar Economic City	Real Estate Management & Development	5,980	20,410
Etihad Etisalat Co.	Wireless Telecommunication Services	5,416	47,872
[a] Fawaz Abdulaziz Al Hokair & Co.	Specialty Retail	930	6,237
Jarir Marketing Co.	Specialty Retail	844	47,529
[a] Mobile Telecommunications Co.	Wireless Telecommunication Services	6,318	24,494
Mouwasat Medical Services Co.	Health Care Providers & Services	682	32,769
National Commercial Bank	Banks	24,092	370,014
[a] National Industrialization Co.	Chemicals	4,706	24,243
National Petrochemical Co.	Chemicals	1,724	20,226
[a] Rabigh Refining and Petrochemical Co.	Oil, Gas & Consumable Fuels	3,144	19,700
Riyad Bank	Banks	21,006	148,427
Sahara International Petrochemical Co.	Chemicals	5,158	42,154
[a] Saudi Airlines Catering Co.	Commercial Services & Supplies	576	12,087
Saudi Arabian Fertilizer Co.	Chemicals	2,874	91,498
[a] Saudi Arabian Mining Co.	Metals & Mining	5,792	97,604
[b,c] Saudi Aramco, 144A, Reg S	Oil, Gas & Consumable Fuels	28,682	268,435
Saudi Basic Industries Corp.	Chemicals	9,928	322,427
[a] Saudi British Bank	Banks	12,760	107,173
Saudi Cement Co.	Construction Materials	1,076	18,247
Saudi Electricity Co.	Electric Utilities	11,216	72,193
[a] Saudi Ground Services Co.	Transportation Infrastructure	1,282	12,374
Saudi Industrial Investment Group	Chemicals	3,166	29,546
[a] Saudi Kayan Petrochemical Co.	Chemicals	10,538	50,746
[a] Saudi Research and Marketing Group	Media	462	21,804
Saudi Telecom Co.	Diversified Telecommunication Services	6,840	240,013
Saudia Dairy & Foodstuff Co.	Food Products	222	10,679
Savola Al-Azizia United Co.	Food Products	3,748	43,122
[a] Seera Group Holding	Hotels, Restaurants & Leisure	2,076	12,012
Southern Province Cement Co.	Construction Materials	984	22,931
The Company for Cooperative Insurance	Insurance	880	19,428
The Qassim Cement	Construction Materials	630	14,446
[a] Yamama Cement Co.	Construction Materials	1,420	12,987
Yanbu Cement	Construction Materials	1,104	13,099
Yanbu National Petrochemical Co.	Chemicals	3,332	64,501
Total Investments (Cost $2,440,282) 99.8%			3,314,035

Other Assets, less Liabilities 0.2%			5,229
Net Assets 100.0%			$3,319,264

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the value of this security was $268,435, representing
8.1% of net assets.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the value of this security was $268,435, representing 8.1% of net assets.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin FTSE South Africa ETF	Industry	Shares	Value
Common Stocks 100.0%
Luxembourg 0.9%
Reinet Investments SCA	Capital Markets	1,276	$25,042
Romania 1.0%
NEPI Rockcastle PLC	Real Estate Management & Development	3,718	26,357
South Africa 98.1%
[a] Absa Group Ltd.	Banks	6,096	57,943
African Rainbow Minerals Ltd.	Metals & Mining	924	16,524
Anglo American Platinum Ltd.	Metals & Mining	512	59,144
AngloGold Ashanti Ltd.	Metals & Mining	3,620	67,308
[a] Aspen Pharmacare Holdings Ltd.	Pharmaceuticals	3,304	37,506
AVI Ltd.	Food Products	2,858	14,221
Barloworld Ltd.	Trading Companies & Distributors	1,684	12,565
[a] Bid Corp. Ltd.	Food & Staples Retailing	2,888	62,621
Bidvest Group Ltd.	Industrial Conglomerates	2,936	39,162
Capitec Bank Holdings Ltd.	Banks	720	85,040
Clicks Group Ltd.	Food & Staples Retailing	2,132	36,685
Coronation Fund Managers Ltd.	Capital Markets	2,216	7,527
[b] Dis-Chem Pharmacies Ltd., Reg S	Food & Staples Retailing	3,010	6,777
[a] Discovery Ltd.	Insurance	3,544	31,340
[a] Distell Group Holdings Ltd	Beverages	690	8,070
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	2,170	25,595
FirstRand Ltd.	Diversified Financial Services	42,562	159,741
	Equity Real Estate Investment Trusts
[a] Fortress REIT Ltd.	(REITs)	7,320	1,430
	Equity Real Estate Investment Trusts
Fortress REIT Ltd., A	(REITs)	10,288	9,785
Gold Fields Ltd.	Metals & Mining	7,552	67,910
	Equity Real Estate Investment Trusts
Growthpoint Properties Ltd.	(REITs)	29,170	30,439
Harmony Gold Mining Co. Ltd.	Metals & Mining	4,608	17,027
Impala Platinum Holdings Ltd.	Metals & Mining	6,868	113,269
Investec Ltd.	Capital Markets	2,472	9,439
Kumba Iron Ore Ltd.	Metals & Mining	468	20,996
[a] Liberty Holdings Ltd.	Insurance	994	4,299
[a] Life Healthcare Group Holdings Ltd.	Health Care Providers & Services	11,968	19,043
Momentum Metropolitan Holdings	Insurance	8,810	12,032
Mr. Price Group Ltd.	Specialty Retail	2,220	32,731
[a] MTN Group Ltd.	Wireless Telecommunication Services	15,606	112,826
MultiChoice Group Ltd.	Media	3,748	30,800
Naspers Ltd., N	Internet & Direct Marketing Retail	2,616	549,296
[a] Nedbank Group Ltd.	Banks	3,096	37,049
[a] Netcare Ltd.	Health Care Providers & Services	12,498	12,464
Ninety One Ltd.	Capital Markets	1,250	3,742
[a] Northam Platinum Ltd.	Metals & Mining	2,986	45,365
Old Mutual Ltd.	Insurance	39,568	37,410
[a,b,c] Pepkor Holdings Ltd., 144A, Reg S	Specialty Retail	10,264	14,492
Pick 'N Pay Stores Ltd.	Food & Staples Retailing	2,998	11,075
PSG Group Ltd.	Industrial Conglomerates	1,355	7,553
Rand Merchant Investment Holdings Ltd.	Insurance	6,502	14,271
	Equity Real Estate Investment Trusts
[a] Redefine Properties Ltd.	(REITs)	47,062	14,107
Remgro Ltd.	Diversified Financial Services	4,408	35,378
	Equity Real Estate Investment Trusts
Resilient REIT Ltd.	(REITs)	2,814	10,278
Sanlam Ltd.	Insurance	15,206	65,355
[a] Santam Ltd.	Insurance	356	6,472
[a] Sappi Ltd.	Paper & Forest Products	4,768	13,818
[a] Sasol Ltd.	Chemicals	4,828	73,715
Shoprite Holdings Ltd.	Food & Staples Retailing	4,242	46,179

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Sibanye Stillwater Ltd.	Metals & Mining	25,376	106,027
Standard Bank Group Ltd.	Banks	11,110	99,291
Telkom SA SOC Ltd.	Diversified Telecommunication Services	2,524	8,197
[a] The Foschini Group Ltd.	Specialty Retail	2,784	31,009
The Spar Group Ltd.	Food & Staples Retailing	1,670	21,156
Tiger Brands Ltd.	Food Products	1,436	21,019
Truworths International Ltd.	Specialty Retail	3,580	14,462
Vodacom Group Ltd.	Wireless Telecommunication Services	5,168	46,607
[a] Woolworths Holdings Ltd.	Multiline Retail	7,554	28,520
			2,584,102
Total Investments (Cost $2,209,237) 100.0%			2,635,501

Other Assets, less Liabilities 0.0%†			(238)
Net Assets 100.0%			$2,635,263

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $21,269, representing 0.8% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the value of this security was $14,492, representing
0.5% of net assets.

Abbreviations

Selected Portfolio

REIT - Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin FTSE South Korea ETF	Industry	Shares	Value
Common Stocks 95.8%
South Korea 95.8%
[a] Alteogen Inc.	Biotechnology	2,231	$165,817
Amorepacific Corp.	Personal Products	2,530	566,141
AmorePacific Group	Personal Products	2,300	130,711
BGF Retail Co. Ltd.	Food & Staples Retailing	506	80,653
BNK Financial Group Inc.	Banks	23,414	160,716
[a] Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	5,750	590,752
[a] Celltrion Inc.	Biotechnology	8,395	2,001,561
[a] Celltrion Pharm Inc.	Pharmaceuticals	1,472	205,477
Cheil Worldwide Inc.	Media	5,543	123,790
CJ CheilJedang Corp.	Food Products	644	263,627
CJ Corp.	Industrial Conglomerates	1,012	96,154
CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	828	134,330
[a] CJ Logistics Corp.	Road & Rail	667	104,834
Coway Co. Ltd.	Household Durables	4,554	318,252
Daelim Industrial Co. Ltd.	Construction & Engineering	1,311	93,131
[a] Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	14,559	102,779
[a] Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	3,818	121,373
DB Insurance Co. Ltd.	Insurance	3,565	173,478
DGB Financial Group Inc.	Banks	12,627	104,277
[a] DL E&C Co. Ltd.	Construction & Engineering	1,219	153,708
Dongsuh Cos. Inc.	Food & Staples Retailing	2,530	68,521
[a] Doosan Bobcat Inc.	Machinery	1,978	84,308
[a] Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment	18,699	396,014
[a] Doosan Infracore Co. Ltd.	Machinery	11,201	143,724
	Electronic Equipment, Instruments &
Doosan Solus Co. Ltd.	Components	943	43,208
E-MART Inc.	Food & Staples Retailing	1,564	222,208
Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	4,140	213,957
Green Cross Corp.	Biotechnology	437	127,474
GS Engineering & Construction Corp.	Construction & Engineering	4,738	180,491
GS Holdings Corp.	Oil, Gas & Consumable Fuels	4,094	168,137
GS Retail Co. Ltd.	Food & Staples Retailing	3,151	108,144
Hana Financial Group Inc.	Banks	23,299	952,732
[a] Hanjin Kal Corp.	Airlines	1,702	99,749
Hankook Tire & Technology Co. Ltd.	Auto Components	5,934	272,422
Hanmi Pharm Co. Ltd.	Pharmaceuticals	575	170,792
Hanmi Science Co. Ltd.	Pharmaceuticals	1,150	78,120
Hanon Systems	Auto Components	12,995	190,976
Hanssem Co. Ltd.	Household Durables	782	71,176
Hanwha Aerospace Co. Ltd.	Aerospace & Defense	2,760	115,189
Hanwha Corp.	Industrial Conglomerates	3,335	94,025
Hanwha Corp.	Industrial Conglomerates	1,679	23,035
Hanwha Life Insurance Co. Ltd.	Insurance	22,632	75,463
[a] Hanwha Solutions Corp.	Chemicals	7,751	306,626
HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	3,795	106,151
[a] Helixmith Co. Ltd.	Biotechnology	2,415	67,980
Hite Jinro Co. Ltd.	Beverages	2,507	83,927
[a] HLB Inc.	Leisure Products	7,199	213,512
[a] HMM Co. Ltd.	Marine	22,793	888,525
Hotel Shilla Co. Ltd.	Specialty Retail	2,507	215,938
[a] HYBE Co. Ltd.	Entertainment	1,357	352,460
Hyundai Department Store Co. Ltd.	Multiline Retail	1,173	91,036
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	5,888	304,818
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	1,495	277,454
Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	4,071	255,940
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	4,945	111,972
[a] Hyundai Mipo Dockyard Co. Ltd.	Machinery	1,633	126,736
Hyundai Mobis Co. Ltd.	Auto Components	5,152	1,335,865
Hyundai Motor Co.	Automobiles	11,247	2,391,916

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Hyundai Steel Co.	Metals & Mining	6,072	289,541
Hyundai Wia Corp.	Auto Components	1,288	116,088
Industrial Bank of Korea	Banks	20,355	189,786
Kakao Corp.	Interactive Media & Services	22,057	3,192,551
[a] Kangwon Land Inc.	Hotels, Restaurants & Leisure	8,579	204,924
KB Financial Group Inc.	Banks	31,372	1,554,462
KCC Corp.	Chemicals	345	105,232
KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	1,748	66,511
Kia Motors Corp.	Automobiles	20,815	1,656,106
Korea Aerospace Industries Ltd.	Aerospace & Defense	5,267	153,873
Korea Electric Power Corp.	Electric Utilities	20,631	455,251
[a] Korea Gas Corp.	Gas Utilities	2,139	70,088
Korea Investment Holdings Co. Ltd.	Capital Markets	3,082	281,886
[a] Korea Shipbuilding & Offshore Engineering Co Ltd.	Machinery	3,473	413,250
Korea Zinc Co. Ltd.	Metals & Mining	805	308,447
[a] Korean Air Lines Co. Ltd.	Airlines	14,122	395,012
KT&G Corp.	Tobacco	8,786	658,472
Kumho Petrochemical Co. Ltd.	Chemicals	1,403	272,838
LG Chem Ltd.	Chemicals	3,717	2,805,532
LG Corp.	Industrial Conglomerates	6,624	602,904
	Electronic Equipment, Instruments &
[a] LG Display Co. Ltd.	Components	18,055	392,796
LG Electronics Inc.	Household Durables	8,717	1,265,577
LG Household & Health Care Ltd.	Personal Products	713	1,115,576
	Electronic Equipment, Instruments &
LG Innotek Co. Ltd.	Components	1,139	225,545
LG Uplus Corp.	Diversified Telecommunication Services	17,388	237,007
Lotte Chemical Corp.	Chemicals	1,196	278,782
Lotte Chilsung Beverage Co. Ltd.	Beverages	276	35,537
Lotte Corp.	Industrial Conglomerates	2,162	77,177
LOTTE Fine Chemical Co. Ltd.	Chemicals	1,380	80,877
Lotte Shopping Co. Ltd.	Multiline Retail	920	94,357
LS Corp.	Electrical Equipment	1,426	89,651
[a] LX Holdings Corp.	Industrial Conglomerates	3,263	32,597
[a] Mando Corp.	Auto Components	2,645	156,189
Medytox Inc.	Biotechnology	345	72,606
Mirae Asset Daewoo Co. Ltd.	Capital Markets	11,569	49,002
Mirae Asset Daewood Co. Ltd.	Capital Markets	28,336	237,276
Naver Corp.	Interactive Media & Services	10,902	4,041,722
NCSoft Corp.	Entertainment	1,357	988,092
Netmarble Corp	Entertainment	1,380	164,205
NH Investment & Securities Co. Ltd.	Capital Markets	10,235	117,242
[a] NHN Corp.	Entertainment	782	57,913
Nongshim Co. Ltd.	Food Products	253	70,431
[a] OCI Co. Ltd.	Chemicals	1,449	151,185
Orion Corp.	Food Products	1,748	183,935
Ottogi Corp.	Food Products	115	55,552
[a] Paradise Co. Ltd.	Hotels, Restaurants & Leisure	3,726	59,886
POSCO	Metals & Mining	5,244	1,620,488
POSCO Chemical Co. Ltd.	Construction Materials	2,208	282,335
Posco International Corp.	Trading Companies & Distributors	4,025	83,277
S-1 Corp.	Commercial Services & Supplies	1,518	110,398
[a] S-Oil Corp.	Oil, Gas & Consumable Fuels	3,312	301,452
[a,b] Samsung Biologics Co. Ltd., 144A	Life Sciences Tools & Services	1,081	807,282
Samsung C&T Corp.	Industrial Conglomerates	6,785	822,406
Samsung Card Co. Ltd.	Consumer Finance	2,461	74,957
	Electronic Equipment, Instruments &
Samsung Electro-Mechanics Co. Ltd.	Components	4,508	708,534
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	180,389	12,926,690
[a] Samsung Engineering Co. Ltd.	Construction & Engineering	12,742	270,420
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	2,645	517,891
[a] Samsung Heavy Industries Co. Ltd.	Machinery	35,305	210,360
Samsung Life Insurance Co. Ltd.	Insurance	5,129	363,446

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Electronic Equipment, Instruments &
Samsung SDI Co. Ltd.	Components	4,255	2,637,295
Samsung SDS Co. Ltd.	IT Services	2,576	423,176
Samsung Securities Co. Ltd.	Capital Markets	5,106	203,805
[a] Seegene Inc.	Biotechnology	2,346	172,281
Shin Poong Pharmaceutical Co. Ltd.	Pharmaceuticals	2,691	205,502
Shinhan Financial Group Co. Ltd.	Banks	40,273	1,451,924
Shinsegae Co. Ltd.	Multiline Retail	552	139,942
[a,c] SillaJen Inc.	Biotechnology	1,616	8,682
[a] SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	1,955	213,528
SK Chemicals Co. Ltd.	Chemicals	713	164,614
SK Holdings Co. Ltd.	Industrial Conglomerates	2,507	628,893
	Semiconductors & Semiconductor
SK Hynix Inc.	Equipment	41,883	4,741,893
[a] SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	4,370	1,146,681
SK Networks Co. Ltd.	Trading Companies & Distributors	10,465	55,942
SK Telecom Co. Ltd.	Wireless Telecommunication Services	1,817	516,308
SKC Co. Ltd.	Chemicals	1,541	216,888
Ssangyong Cement Industrial Co. Ltd.	Construction Materials	8,510	63,099
Woori Financial Group Inc.	Banks	41,216	419,059
Yuhan Corp.	Pharmaceuticals	3,703	207,485
Preferred Stocks 4.1%
South Korea 4.1%
[d] Amorepacific Corp., 0.914%, pfd.	Personal Products	874	68,374
[d] CJ CheilJedang Corp., 1.929%, pfd.	Food Products	115	21,445
[d] Hyundai Motor Co., 2.641%, pfd.	Automobiles	1,794	183,996
[d] Hyundai Motor Co., 2.696%, pfd.	Automobiles	2,852	291,240
[d] LG Chem Ltd., 2.621%, pfd.	Chemicals	621	211,476
[d] LG Electronics Inc., 1.588%, pfd.	Household Durables	1,380	96,440
[d] LG Household & Health Care Ltd., 1.444%, pfd.	Personal Products	173	117,520
	Technology Hardware, Storage &
[d] Samsung Electronics Co. Ltd., 3.593%, pfd.	Peripherals	31,625	2,069,673
[d] Samsung Fire & Marine Insurance Co. Ltd., 5.320%, pfd.	Insurance	230	33,801
	Electronic Equipment, Instruments &
[d] Samsung SDI Co. Ltd., 0.240%, pfd.	Components	115	44,676
Total Investments (Cost $63,249,597) 99.9%			76,701,325

Other Assets, less Liabilities 0.1%			54,801
Net Assets 100.0%			$76,756,126

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the value of this security was $971,487, representing
1.2% of net assets.
cFair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin FTSE Switzerland ETF	Industry	Shares	Value
Common Stocks 99.0%
Austria 0.3%
	Semiconductors & Semiconductor
[a] ams AG	Equipment	7,424	$149,066
Switzerland 98.7%
ABB Ltd.	Electrical Equipment	60,656	2,059,817
Adecco Group AG	Professional Services	4,576	311,189
Alcon Inc.	Health Care Equipment & Supplies	13,712	960,960
Baloise Holding AG	Insurance	1,344	209,811
Banque Cantonale Vaudoise	Banks	848	76,236
Barry Callebaut AG	Food Products	107	248,878
BKW AG	Electric Utilities	544	56,675
Chocoladefabriken Lindt & Spruengli AG	Food Products	63	627,376
Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	18,944	2,294,348
Clariant AG	Chemicals	6,784	135,041
Credit Suisse Group AG	Capital Markets	71,616	750,908
DKSH Holding AG	Professional Services	1,072	82,109
EMS-Chemie Holding AG	Chemicals	212	208,479
[a] Flughafen Zurich AG	Transportation Infrastructure	576	95,341
Geberit AG	Building Products	1,050	788,338
Georg Fischer AG	Machinery	122	181,215
Givaudan AG	Chemicals	289	1,345,342
Helvetia Holding AG	Insurance	1,040	111,949
Julius Baer Group Ltd.	Capital Markets	6,448	421,194
Kuehne + Nagel International AG	Marine	1,488	509,656
LafargeHolcim Ltd., B	Construction Materials	15,216	913,602
	Technology Hardware, Storage &
Logitech International SA	Peripherals	4,416	535,548
Lonza Group AG	Life Sciences Tools & Services	2,586	1,834,693
Nestle SA	Food Products	84,768	10,566,310
Novartis AG	Pharmaceuticals	67,536	6,160,692
OC Oerlikon Corp. AG	Machinery	5,664	62,869
Partners Group Holding AG	Capital Markets	669	1,014,338
PSP Swiss Property AG	Real Estate Management & Development	1,280	162,709
Roche Holding AG	Pharmaceuticals	848	344,759
Roche Holding AG	Pharmaceuticals	22,144	8,349,966
Schindler Holding AG	Machinery	560	163,817
Schindler Holding AG, PC	Machinery	1,216	372,292
SGS SA	Professional Services	175	540,326
SIG Combibloc Group AG	Containers & Packaging	10,032	272,845
Sika AG	Chemicals	4,592	1,502,764
Sonova Holding AG	Health Care Equipment & Supplies	1,584	596,346
Straumann Holding AG	Health Care Equipment & Supplies	301	480,310
Sulzer AG	Machinery	528	73,001
Swatch Group AG	Textiles, Apparel & Luxury Goods	864	296,677
Swatch Group AG	Textiles, Apparel & Luxury Goods	1,328	87,710
Swiss Life Holding AG	Insurance	944	459,158
Swiss Prime Site AG	Real Estate Management & Development	2,240	222,461
Swiss Re AG	Insurance	8,624	778,852
Swisscom AG	Diversified Telecommunication Services	759	433,714
Tecan Group AG	Life Sciences Tools & Services	352	174,562
Temenos AG	Software	1,824	293,229
UBS Group AG	Capital Markets	114,080	1,747,577
VAT Group AG	Machinery	768	255,571
Vifor Pharma AG	Pharmaceuticals	1,536	198,990

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Zurich Insurance Group AG	Insurance	5,408	2,171,742
			52,542,292
Total Investments (Cost $47,130,312) 99.0%			52,691,358
Other Assets, less Liabilities 1.0%			524,247
Net Assets 100.0%			$53,215,605
[a]Non-income producing.

					FRANKLIN TEMPLETON ETF TRUST
			STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Swiss Mid Cap Future Index	Long	12	$435,160	9/17/21	$2,842

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin FTSE Taiwan ETF	Industry	Shares	Value
Common Stocks 99.8%
China 1.6%
Airtac International Group	Machinery	7,000	$270,076
	Semiconductors & Semiconductor
Silergy Corp.	Equipment	3,100	421,678
			691,754
Taiwan 98.2%
Accton Technology Corp.	Communications Equipment	27,250	323,235
	Technology Hardware, Storage &
Acer Inc.	Peripherals	140,000	147,223
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	21,158	261,983
	Semiconductors & Semiconductor
ASE Industrial Holding Co. Ltd.	Equipment	174,000	699,435
Asia Cement Corp.	Construction Materials	115,000	209,260
	Semiconductors & Semiconductor
ASMedia Technology Inc.	Equipment	1,600	77,236
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	35,000	466,667
	Electronic Equipment, Instruments &
AU Optronics Corp.	Components	445,000	361,750
Capital Securities Corp.	Capital Markets	100,000	60,834
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	35,160	229,668
Cathay Financial Holding Co. Ltd.	Insurance	414,000	800,883
Chailease Holding Co. Ltd.	Diversified Financial Services	63,023	458,041
Chang Hwa Commercial Bank Ltd.	Banks	310,560	180,011
Cheng Shin Rubber Industry Co. Ltd.	Auto Components	90,000	151,009
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	30,370	87,636
[a] China Airlines Ltd.	Airlines	125,000	85,464
China Development Financial Holding Corp.	Insurance	710,000	335,092
China Life Insurance Co. Ltd.	Insurance	95,000	89,843
[a] China Motor Corp.	Automobiles	10,000	27,564
China Steel Corp.	Metals & Mining	632,000	898,240
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	190,000	777,389
	Technology Hardware, Storage &
Compal Electronics Inc.	Peripherals	205,000	164,441
CTBC Financial Holding Co. Ltd.	Banks	910,000	741,391
	Electronic Equipment, Instruments &
Delta Electronics Inc.	Components	108,000	1,174,482
E.Sun Financial Holding Co. Ltd.	Banks	596,600	563,143
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	10,000	235,442
	Semiconductors & Semiconductor
[a] ENNOSTAR Inc.	Equipment	30,000	84,522
Eternal Materials Co. Ltd.	Chemicals	50,000	72,678
EVA Airways Corp.	Airlines	115,000	83,167
[a] Evergreen Marine Corp. Taiwan Ltd.	Marine	131,035	926,474
Far Eastern International Bank	Banks	106,732	40,605
Far Eastern New Century Corp.	Industrial Conglomerates	195,000	223,957
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	80,000	185,482
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	22,500	197,443
First Financial Holding Co. Ltd.	Banks	505,910	412,172
Formosa Chemicals & Fibre Corp.	Chemicals	170,000	516,788
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	70,000	267,564
Formosa Plastics Corp.	Chemicals	245,000	905,698
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	50,000	58,502
	Electronic Equipment, Instruments &
Foxconn Technology Co. Ltd.	Components	55,000	129,690
Fubon Financial Holding Co. Ltd.	Insurance	376,000	997,269

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Electronic Equipment, Instruments &
Genius Electronic Optical Co. Ltd.	Components	4,160	84,208
Giant Manufacturing Co. Ltd.	Leisure Products	15,000	171,467
	Semiconductors & Semiconductor
Globalwafers Co. Ltd.	Equipment	10,870	358,530
Hiwin Technologies Corp.	Machinery	13,640	193,371
	Electronic Equipment, Instruments &
Hon Hai Precision Industry Co. Ltd.	Components	597,000	2,399,785
Hotai Motor Co. Ltd.	Specialty Retail	15,950	351,487
	Technology Hardware, Storage &
[a] HTC Corp.	Peripherals	35,000	49,367
Hua Nan Financial Holdings Co. Ltd.	Banks	480,000	317,847
	Electronic Equipment, Instruments &
[a] Innolux Corp.	Components	420,000	312,786
	Technology Hardware, Storage &
Inventec Corp.	Peripherals	150,000	141,319
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	5,110	568,542
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	105,000	217,066
	Semiconductors & Semiconductor
MediaTek Inc.	Equipment	74,050	2,556,702
Mega Financial Holding Co. Ltd.	Banks	545,000	642,557
	Technology Hardware, Storage &
Micro-Star International Co. Ltd.	Peripherals	35,000	197,847
momo.com Inc.	Internet & Direct Marketing Retail	2,250	152,221
Nan Ya Plastics Corp.	Chemicals	280,000	836,106
	Electronic Equipment, Instruments &
Nan Ya Printed Circuit Board Corp.	Components	10,600	148,181
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	40,250	115,134
Nien Made Enterprise Co. Ltd.	Household Durables	7,250	107,595
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	28,350	507,731
[a] OBI Pharma Inc.	Biotechnology	5,194	21,158
[a] Oneness Biotech Co. Ltd.	Pharmaceuticals	14,000	116,572
	Semiconductors & Semiconductor
Parade Technologies Ltd.	Equipment	3,500	173,979
	Technology Hardware, Storage &
Pegatron Corp.	Peripherals	102,000	251,865
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	135,000	190,417
	Semiconductors & Semiconductor
Powertech Technology Inc.	Equipment	35,000	135,038
President Chain Store Corp.	Food & Staples Retailing	28,500	269,017
	Technology Hardware, Storage &
Quanta Computer Inc.	Peripherals	130,000	408,255
	Semiconductors & Semiconductor
Realtek Semiconductor Corp.	Equipment	23,500	425,931
Shin Kong Financial Holding Co. Ltd.	Insurance	595,000	203,512
	Semiconductors & Semiconductor
Sino-American Silicon Products Inc.	Equipment	27,000	187,026
SinoPac Financial Holdings Co. Ltd.	Banks	525,000	259,085
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	65,000	118,744
Taishin Financial Holding Co. Ltd.	Banks	520,000	284,612
Taiwan Business Bank	Banks	230,050	78,025
Taiwan Cement Corp.	Construction Materials	259,352	474,722
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	480,460	366,434
Taiwan Fertilizer Co. Ltd.	Chemicals	35,000	73,988
[a] Taiwan Glass Industry Corp.	Building Products	80,000	107,384
Taiwan High Speed Rail Corp.	Transportation Infrastructure	105,000	112,678
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	82,000	300,188
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	15,000	50,659

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	405,150	8,651,925
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	87,000	103,666
The Shanghai Commercial & Savings Bank Ltd.	Banks	165,000	267,968
	Electronic Equipment, Instruments &
[a] TPK Holding Co. Ltd.	Components	16,000	26,760
	Technology Hardware, Storage &
Transcend Information Inc.	Peripherals	15,000	39,785
U-Ming Marine Transport Corp.	Marine	22,000	70,353
Uni-President Enterprises Corp.	Food Products	240,000	630,525
	Electronic Equipment, Instruments &
Unimicron Technology Corp.	Components	66,000	305,572
	Semiconductors & Semiconductor
United Microelectronics Corp.	Equipment	585,000	1,114,886
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	45,000	190,579
Walsin Lihwa Corp.	Electrical Equipment	160,000	168,255
	Electronic Equipment, Instruments &
Walsin Technology Corp.	Components	25,000	204,127
Wan Hai Lines Ltd.	Marine	37,000	426,272
	Semiconductors & Semiconductor
Win Semiconductors Corp.	Equipment	20,500	275,908
	Semiconductors & Semiconductor
Winbond Electronics Corp.	Equipment	146,000	182,615
	Technology Hardware, Storage &
Wistron Corp.	Peripherals	140,000	155,765
	Technology Hardware, Storage &
Wiwynn Corp.	Peripherals	4,250	152,077
	Electronic Equipment, Instruments &
Yageo Corp.	Components	22,900	456,151
Yuanta Financial Holding Co. Ltd.	Diversified Financial Services	581,560	560,427
[a] Yulon Motor Co. Ltd.	Automobiles	27,165	41,534
Yulon Nissan Motor Co. Ltd.	Automobiles	1,000	9,744
	Electronic Equipment, Instruments &
Zhen Ding Technology Holding Ltd.	Components	32,000	120,592
			43,903,997
Total Investments (Cost $30,587,003) 99.8%			44,595,751

Other Assets, less Liabilities 0.2%			106,823
Net Assets 100.0%			$44,702,574

[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin FTSE United Kingdom ETF	Industry	Shares	Value
Common Stocks 99.6%
Australia 3.3%
Rio Tinto PLC	Metals & Mining	93,687	$7,699,429
Bermuda 0.2%
[a] Hiscox Ltd.	Insurance	29,041	333,627
Chile 0.3%
Antofagasta PLC	Metals & Mining	29,733	589,627
Cyprus 0.3%
Polymetal International PLC	Metals & Mining	30,668	658,584
Czech Republic 0.1%
[b] Avast PLC, 144A	Software	47,909	324,169
Germany 0.1%
[a,c] TUI AG	Hotels, Restaurants & Leisure	63,262	322,918
Ireland 4.7%
CRH PLC	Construction Materials	67,694	3,419,876
DCC PLC	Industrial Conglomerates	8,508	695,565
Experian PLC	Professional Services	78,914	3,037,179
[a] Flutter Entertainment PLC	Hotels, Restaurants & Leisure	14,212	2,580,780
Smurfit Kappa Group PLC	Containers & Packaging	22,253	1,207,523
			10,940,923
Isle Of Man 0.5%
[a] GVC Holdings PLC	Hotels, Restaurants & Leisure	50,116	1,208,458
Mexico 0.1%
Fresnillo PLC	Metals & Mining	15,708	167,436
Netherlands 6.4%
[a,b,d] Just Eat Takeaway.com NV, 144A, Reg S	Internet & Direct Marketing Retail	15,521	1,434,864
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	353,617	7,067,680
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	319,583	6,176,417
			14,678,961
Switzerland 2.2%
Coca-Cola HBC AG	Beverages	16,830	607,750
[a] Glencore PLC	Metals & Mining	1,037,663	4,435,903
			5,043,653
United Kingdom 81.4%
3i Group PLC	Capital Markets	81,906	1,327,238
Admiral Group PLC	Insurance	18,139	787,827
Anglo American PLC	Metals & Mining	106,029	4,207,459
Ashmore Group PLC	Capital Markets	39,399	209,547
Ashtead Group PLC	Trading Companies & Distributors	38,522	2,854,518
[a] Associated British Foods PLC	Food Products	29,920	915,939
AstraZeneca PLC	Pharmaceuticals	113,135	13,570,692
[a,b] Auto Trader Group PLC, 144A	Interactive Media & Services	81,719	715,050
AVEVA Group PLC	Software	10,285	526,841
Aviva PLC	Insurance	337,348	1,891,614
B&M European Value Retail SA	Multiline Retail	76,670	607,109
BAE Systems PLC	Aerospace & Defense	277,882	2,003,854
Barclays PLC	Banks	1,460,470	3,452,460
Barratt Developments PLC	Household Durables	87,142	836,898
Bellway PLC	Household Durables	10,728	480,174
BHP Group PLC	Metals & Mining	179,146	5,271,351
BP PLC	Oil, Gas & Consumable Fuels	1,715,538	7,465,280
British American Tobacco PLC	Tobacco	196,724	7,609,403
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	79,662	544,633
[a] BT Group PLC	Diversified Telecommunication Services	752,301	2,016,177
Bunzl PLC	Trading Companies & Distributors	28,985	956,587
[a] Burberry Group PLC	Textiles, Apparel & Luxury Goods	34,595	987,368

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] Centrica PLC	Multi-Utilities	505,835	359,595
[a] Compass Group PLC	Hotels, Restaurants & Leisure	153,714	3,231,940
[b] ConvaTec Group PLC, 144A	Health Care Equipment & Supplies	137,258	456,214
Croda International PLC	Chemicals	11,594	1,180,098
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	8,693	398,697
Diageo PLC	Beverages	197,846	9,459,411
Direct Line Insurance Group PLC	Insurance	116,688	459,416
[a] Dr. Martens PLC	Textiles, Apparel & Luxury Goods	34,595	212,671
[a] DS Smith PLC	Containers & Packaging	109,769	633,705
[a] easyJet PLC	Airlines	19,421	240,067
Evraz PLC	Metals & Mining	49,555	405,270
Ferguson PLC	Trading Companies & Distributors	19,261	2,674,115
GlaxoSmithKline PLC	Pharmaceuticals	425,986	8,352,863
	Electronic Equipment, Instruments &
Halma PLC	Components	32,725	1,216,998
Hargreaves Lansdown PLC	Capital Markets	32,538	714,250
Hikma Pharmaceuticals PLC	Pharmaceuticals	14,613	493,777
HomeServe PLC	Commercial Services & Supplies	23,861	314,959
[a] Howden Joinery Group PLC	Trading Companies & Distributors	48,994	552,697
HSBC Holdings PLC	Banks	1,761,166	10,152,755
IMI PLC	Machinery	23,001	546,525
Imperial Brands PLC	Tobacco	81,158	1,745,642
[a] Informa PLC	Media	128,843	892,799
[a] InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	15,708	1,043,761
Intermediate Capital Group PLC	Capital Markets	23,936	702,330
[a] International Consolidated Airlines Group SA	Airlines	95,931	230,883
Intertek Group PLC	Professional Services	13,838	1,057,143
[a] ITV PLC	Media	320,705	556,234
J Sainsbury PLC	Food & Staples Retailing	141,559	531,523
JD Sports Fashion PLC	Specialty Retail	42,262	536,538
Johnson Matthey PLC	Chemicals	16,456	698,590
Kingfisher PLC	Specialty Retail	181,764	915,252
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	61,149	570,539
Legal & General Group PLC	Insurance	510,136	1,815,378
[a] Lloyds Banking Group PLC	Banks	6,104,054	3,937,109
London Stock Exchange Group PLC	Capital Markets	31,229	3,438,362
M&G PLC	Diversified Financial Services	223,839	707,810
[a] Meggitt PLC	Aerospace & Defense	67,332	428,989
[a] Melrose Industries PLC	Industrial Conglomerates	414,205	887,488
Mondi PLC	Paper & Forest Products	41,701	1,095,125
National Grid PLC	Multi-Utilities	305,932	3,891,575
Natwest Group PLC	Banks	451,231	1,266,654
[a] Next PLC	Multiline Retail	11,033	1,197,375
[a] NMC Health PLC	Health Care Providers & Services	3,705	—
[a] Ocado Group PLC	Internet & Direct Marketing Retail	41,888	1,159,060
Pearson PLC	Media	65,076	746,164
Pennon Group PLC	Water Utilities	36,465	572,003
Persimmon PLC	Household Durables	27,302	1,115,650
Phoenix Group Holdings PLC	Insurance	54,043	504,985
Prudential PLC	Insurance	225,522	4,279,104
[b] Quilter PLC, 144A	Capital Markets	147,169	302,419
Reckitt Benckiser Group PLC	Household Products	54,604	4,825,430
RELX PLC	Professional Services	160,259	4,248,471
	Electronic Equipment, Instruments &
Renishaw PLC	Components	2,958	201,293
[a] Rentokil Initial PLC	Commercial Services & Supplies	160,072	1,094,601
[a] Rightmove PLC	Interactive Media & Services	73,865	662,653
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	642,719	878,295
Schroders PLC	Capital Markets	9,537	462,834
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	103,037	1,557,917
Severn Trent PLC	Water Utilities	20,570	710,695

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Smith & Nephew PLC	Health Care Equipment & Supplies	75,922	1,638,788
Smiths Group PLC	Industrial Conglomerates	34,221	751,666
Spirax-Sarco Engineering PLC	Machinery	6,358	1,195,841
SSE PLC	Electric Utilities	89,760	1,860,605
St. James's Place Capital PLC	Capital Markets	45,815	934,810
Standard Chartered PLC	Banks	219,912	1,400,506
Standard Life Aberdeen PLC	Capital Markets	184,943	692,377
Tate & Lyle PLC	Food Products	40,205	410,116
[a] Taylor Wimpey PLC	Household Durables	311,542	684,089
Tesco PLC	Food & Staples Retailing	658,988	2,029,646
The Berkeley Group Holdings PLC	Household Durables	9,724	617,257
The Sage Group PLC	Software	92,939	878,448
[a] THG PLC	Internet & Direct Marketing Retail	53,295	449,109
[a] Travis Perkins PLC	Trading Companies & Distributors	19,477	454,451
Unilever PLC	Personal Products	224,961	13,147,227
United Utilities Group PLC	Water Utilities	58,718	790,394
Vodafone Group PLC	Wireless Telecommunication Services	2,419,406	4,055,533
[a] Weir Group PLC	Machinery	22,253	569,024
[a] Whitbread PLC	Hotels, Restaurants & Leisure	17,391	750,054
[a] Wickes Group PLC	Specialty Retail	21,826	74,173
William Morrison Supermarkets PLC	Food & Staples Retailing	192,236	655,148
WPP PLC	Media	100,980	1,358,998
			188,160,975
Total Common Stocks (Cost $218,894,685)			230,128,760
Short Term Investments 0.1%
Investments from Cash Collateral Received for Loaned Securities 0.1%
United States 0.1%
[e,f] Institutional Fiduciary Trust Portfolio, 0.01%	Money Market Funds	243,800	243,800
Total Investments (Cost $219,138,485) 99.7%			230,372,560

Other Assets, less Liabilities 0.3%			769,068
Net Assets 100.0%			$231,141,628

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $3,232,716, representing 1.4% of net assets.
cA portion or all of the security is on loan at June 30, 2021.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the value of this security was $1,434,864, representing 0.6% of net assets.
eThe rate shown is the annualized seven-day effective yield at period end.
fSee Note 5 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
FTSE 100 Index	Long	8	$771,457	9/17/21	$(9,626)

*	As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin Liberty High Yield Corporate ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 98.9%
Airlines 2.3%
American Airlines Inc./AAdvantage Loyalty IP Ltd.,
[a] senior secured note, 144A, 5.75%, 4/20/29	United States	1,100,000	1,190,750
[a] senior secured note, 144A, 5.50%, 4/20/26	United States	2,700,000	2,862,000
[a] Delta Air Lines Inc./SkyMiles IP Ltd., senior secured note, 144A, 4.75%,
10/20/28	United States	1,700,000	1,891,362
United Airlines Inc.,
[a] senior secured note, 144A, 4.375%, 4/15/26	United States	1,300,000	1,347,359
[a] senior secured note, 144A, 4.625%, 4/15/29	United States	700,000	725,375
			8,016,846
Automobiles & Components 3.9%
[a] Allison Transmission Inc., senior bond, 144A, 3.75%, 1/30/31	United States	3,200,000	3,149,184
Dana Inc., senior note, 5.625%, 6/15/28	United States	1,900,000	2,059,980
[a] Navistar International Corp., senior note, 144A, 6.625%, 11/01/25	United States	1,900,000	1,962,947
[a] Real Hero Merger Sub 2 Inc., senior note, 144A, 6.25%, 2/01/29	United States	2,900,000	3,011,940
The Goodyear Tire & Rubber Co.,
[a] 144A, 5.00%, 7/15/29	United States	1,300,000	1,362,725
senior bond, 4.875%, 3/15/27	United States	1,800,000	1,912,203
			13,458,979
Capital Goods 5.4%
[a] ATS Automation Tooling Systems Inc., senior note, 144A, 4.125%,
12/15/28	Canada	3,000,000	3,081,585
[a] Cornerstone Building Brands Inc., senior note, 144A, 6.125%, 1/15/29	United States	400,000	429,816
Jeld-Wen Inc.,
[a] senior bond, 144A, 4.875%, 12/15/27	United States	1,600,000	1,665,952
[a] senior note, 144A, 4.625%, 12/15/25	United States	500,000	510,628
Standard Industries Inc.,
[a] senior unsecured note, 144A, 4.75%, 1/15/28	United States	1,200,000	1,257,540
[a] senior unsecured note, 144A, 4.375%, 7/15/30	United States	400,000	413,682
[a] senior unsecured note, 144A, 3.375%, 1/15/31	United States	400,000	383,424
[a] Stericycle Inc., Senior note, 144A, 3.875%, 1/15/29	United States	1,800,000	1,802,727
[a] Summit Materials LLC / Summit Materials Finance Corp., senior note,
144A, 5.25%, 1/15/29	United States	900,000	957,456
[a] The Manitowoc Co. Inc., secured note, second lien, 144A, 9.00%, 4/01/26	United States	2,200,000	2,395,305
[a] TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	3,600,000	3,802,500
[a] Vertical Holdco GmbH, 144A, 7.625%, 7/15/28	Germany	300,000	326,157
[a] Vertical U.S. Newco Inc., senior note, 144A, 5.25%, 7/15/27	Germany	1,400,000	1,477,000
			18,503,772
Commercial & Professional Services 4.6%
[a] Ahern Rentals Inc., secured note, senior lien, 144A, 7.375%, 5/15/23	United States	1,900,000	1,722,179
[a] Allied Universal Holdco LLC/Allied Universal Finance Corp., senior
unsecured note, 144A, 6.00%, 6/01/29	United States	500,000	507,555
[a] Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4
Sarl, senior secured note, 144A, 4.625%, 6/01/28	United States	2,000,000	2,006,486
[a] Gartner Inc., 144A, 3.625%, 6/15/29	United States	400,000	406,500
[a] H&E Equipment Services Inc., senior note, 144A, 3.875%, 12/15/28	United States	1,300,000	1,280,825
[a] Herc Holdings Inc., senior note, 144A, 5.50%, 7/15/27	United States	2,100,000	2,216,487
[a] MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	2,700,000	2,716,835
[a] NESCO Holdings II Inc., second lien, 144A, 5.50%, 4/15/29	United States	1,100,000	1,149,500
[a] Nielsen Finance LLC/Nielsen Finance Co., 144A, 4.50%, 7/15/29	United States	2,700,000	2,710,935
[a] Prime Security Services Borrower LLC/Prime Finance Inc., senior secured
note, first lien, 144A, 3.375%, 8/31/27	United States	1,200,000	1,165,500
			15,882,802
Consumer Durables & Apparel 2.3%
[a] Ashton Woods USA LLC/Ashton Woods Finance Co., senior note, 144A,
9.875%, 4/01/27	United States	2,700,000	3,029,292
[a] Forestar Group Inc., 144A, 3.85%, 5/15/26	United States	1,200,000	1,212,360

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] Williams Scotsman International Inc., senior secured note, 144A, 4.625%,
8/15/28	United States	3,400,000	3,517,980
			7,759,632
Consumer Services 5.6%
[a] 1011778 BC ULC/New Red Finance Inc., senior secured bond, second lien,
144A, 4.00%, 10/15/30	Canada	1,000,000	968,750
[a,b] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	800,000	240
[a] Boyd Gaming Corp., senior note, 144A, 8.625%, 6/01/25	United States	1,700,000	1,876,154
Carnival Corp.,
[a] senior note, 144A, 7.625%, 3/01/26	United States	2,200,000	2,392,500
[a] senior note, 144A, 5.75%, 3/01/27	United States	2,000,000	2,097,500
[a] Downstream Development Authority of the Quapaw Tribe of Oklahoma,
secured note, 144A, 10.50%, 2/15/23	United States	100,000	104,680
[a] Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	900,000	910,323
International Game Technology PLC,
[a] secured note, 144A, 4.125%, 4/15/26	United Kingdom	1,400,000	1,459,500
[a] senior secured note, first lien, 144A, 5.25%, 1/15/29	United Kingdom	900,000	966,532
[a] NCL Corp. Ltd., senior note, 144A, 5.875%, 3/15/26	United States	2,000,000	2,099,430
[a] Studio City Finance Ltd., senior note, 144A, 5.00%, 1/15/29	United States	2,300,000	2,325,346
[a] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A,
5.50%, 3/01/25	United States	2,300,000	2,482,367
[a] Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., senior note,
144A, 7.75%, 4/15/25	United States	1,400,000	1,511,902
			19,195,224
Diversified Financials 5.8%
[a] Apollo Commercial Real Estate Finance Inc., senior secured note, 144A,
4.625%, 6/15/29	United States	2,500,000	2,468,375
[a] Five Point Operating Co. LP/Five Point Capital Corp., senior note, 144A,
7.875%, 11/15/25	United States	1,100,000	1,164,746
[a] Global Net Lease Inc./Global Net Lease Operating Partnership LP, senior
note, 144A, 3.75%, 12/15/27	United States	3,300,000	3,270,791
[a] Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
144A, 4.75%, 6/15/29	United States	800,000	801,000
[a] MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer
Inc., senior note, 144A, 3.875%, 2/15/29	United States	1,500,000	1,527,277
MPT Operating Partnership LP/MPT Finance Corp.,
senior bond, 5.00%, 10/15/27	United States	1,300,000	1,379,742
senior bond, 3.50%, 3/15/31	United States	1,000,000	1,011,245
Quicken Loans LLC/Quicken Loans Co-Issuer Inc.,
[a] senior bond, 144A, 3.875%, 3/01/31	United States	300,000	302,622
[a] senior note, 144A, 3.625%, 3/01/29	United States	200,000	197,901
Springleaf Finance Corp.,
senior bond, 5.375%, 11/15/29	United States	1,600,000	1,743,584
senior note, 6.625%, 1/15/28	United States	1,000,000	1,149,830
The Howard Hughes Corp.,
[a] senior note, 144A, 5.375%, 8/01/28	United States	1,000,000	1,063,630
[a] senior note, 144A, 4.125%, 2/01/29	United States	2,100,000	2,106,646
[a] United Shore Financial Services LLC, senior note, 144A, 5.50%, 11/15/25	United States	700,000	726,926
[a] XHR LP, senior secured note, 144A, 4.875%, 6/01/29	United States	800,000	827,000
			19,741,315
Energy 13.8%
Antero Resources Corp.,
[a] Senior note, 144A, 8.375%, 7/15/26	United States	1,400,000	1,594,250
[a] senior note, 144A, 7.625%, 2/01/29	United States	1,200,000	1,333,560
Apache Corp.,
senior note, 4.625%, 11/15/25	United States	900,000	974,561
[c] senior note, Reg S, 4.875%, 11/15/27	United States	1,900,000	2,060,351
[a] Atlantica Sustainable Infrastructure PLC, 144A, 4.125%, 6/15/28	United Kingdom	1,400,000	1,428,070
Calumet Specialty Products Partners LP/Calumet Finance Corp., senior
note, 7.75%, 4/15/23	United States	2,000,000	1,997,200
Cenovus Energy Inc.,
senior bond, 6.75%, 11/15/39	Canada	1,100,000	1,496,895

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

senior bond, 5.40%, 6/15/47	Canada	100,000	124,011
Cheniere Energy Inc., 4.625%, 4.625%, 10/15/28	United States	3,400,000	3,591,250
Cheniere Energy Partners LP,
senior note, 4.50%, 10/01/29	United States	1,900,000	2,044,875
[a] senior note, 144A, 4.00%, 3/01/31	United States	600,000	627,750
[a] Continental Resources Inc., senior bond, 144A, 5.75%, 1/15/31	United States	1,000,000	1,198,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
senior note, 5.75%, 4/01/25	United States	600,000	618,120
[a] senior note, 144A, 5.625%, 5/01/27	United States	2,100,000	2,161,320
[a] CrownRock LP/CrownRock Finance Inc., senior unsecured note, 144A,
5.00%, 5/01/29	United States	800,000	841,284
[a] CSI Compressco LP/CSI Compressco Finance Inc., senior secured note,
first lien, 144A, 7.50%, 4/01/25	United States	1,600,000	1,627,200
[a] DT Midstream Inc., 144A, 4.125%, 6/15/29	United States	1,700,000	1,728,186
EnLink Midstream LLC, senior bond, 5.375%, 6/01/29	United States	800,000	835,948
EnLink Midstream Partners LP, senior note, 4.15%, 6/01/25	United States	2,400,000	2,516,616
Hilcorp Energy I LP/Hilcorp Finance Co.,
[a] senior bond, 144A, 6.00%, 2/01/31	United States	1,900,000	2,016,375
[a] senior note, 144A, 5.75%, 2/01/29	United States	1,300,000	1,357,077
[a] Martin Midstream Partners LP, senior note, second lien, 144A, 11.50%,
2/28/25	United States	86,248	89,817
[a] Nabors Industries Ltd., senior note, 144A, 7.25%, 1/15/26	United States	2,100,000	2,062,231
[a] Oasis Midstream Partners LP/OMP Finance Corp., senior note, 144A,
8.00%, 4/01/29	United States	1,700,000	1,812,090
Occidental Petroleum Corp.,
senior bond, 8.875%, 7/15/30	United States	1,900,000	2,543,520
senior bond, 6.45%, 9/15/36	United States	300,000	359,073
senior bond, 6.625%, 9/01/30	United States	200,000	240,250
senior note, 5.55%, 3/15/26	United States	2,100,000	2,326,453
senior note, 6.125%, 1/01/31	United States	600,000	706,668
senior note, FRN, 1.606%, 8/15/22	United States	100,000	99,531
[a] Renewable Energy Group Inc., senior secured note, 144A, 5.875%, 6/01/28	United States	1,300,000	1,367,067
[a] SunCoke Energy Inc., senior secured note, 144A, 4.875%, 6/30/29	United States	1,500,000	1,500,000
Sunoco LP/Sunoco Finance Corp.,
senior note, 6.00%, 4/15/27	United States	1,000,000	1,049,125
[a] senior note, 144A, 4.50%, 5/15/29	United States	800,000	816,416
[a] Viper Energy Partners LP, senior note, 144A, 5.375%, 11/01/27	United States	200,000	208,921
			47,354,811
Food, Beverage & Tobacco 3.1%
[a] Chobani LLC/Chobani Finance Corp. Inc., first lien, 144A, 4.625%,
11/15/28	United States	2,800,000	2,907,100
[a] JBS Finance Luxembourg Sarl, 144A, 3.625%, 1/15/32	United States	900,000	900,621
[a] JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., senior bond,
144A, 5.50%, 1/15/30	United States	1,100,000	1,231,670
Kraft Heinz Foods Co., senior note, 3.875%, 5/15/27	United States	1,300,000	1,429,360
Post Holdings Inc.,
[a] senior bond, 144A, 4.625%, 4/15/30	United States	2,000,000	2,036,160
[a] senior bond, 144A, 4.50%, 9/15/31	United States	600,000	599,760
[a] Primo Water Holdings Inc., 144A, 4.375%, 4/30/29	United States	1,600,000	1,602,000
			10,706,671
Health Care Equipment & Services 3.9%
Centene Corp.,
senior bond, 2.50%, 3/01/31	United States	1,000,000	987,500
senior note, 4.25%, 12/15/27	United States	2,200,000	2,321,000
[a] Charles River Laboratories International Inc., senior note, 144A, 3.75%,
3/15/29	United States	1,400,000	1,421,238
CHS/Community Health Systems Inc.,
[a] secured note, 144A, 6.125%, 4/01/30	United States	300,000	304,875
[a] secured note, second lien, 144A, 6.875%, 4/15/29	United States	1,600,000	1,679,016
[a] senior secured note, 144A, 6.00%, 1/15/29	United States	800,000	857,060
[a] DaVita Inc., senior note, 144A, 4.625%, 6/01/30	United States	1,300,000	1,338,311
HCA Inc., senior bond, 3.50%, 9/01/30	United States	1,300,000	1,385,794
Tenet Healthcare Corp.,

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] senior note, 144A, 6.125%, 10/01/28	United States	1,500,000	1,602,735
[a] senior secured note, 144A, 4.25%, 6/01/29	United States	1,300,000	1,317,875
			13,215,404
Household & Personal Products 1.9%
[a] Great Lakes Dredge & Dock Corp., 144A, 5.25%, 6/01/29	United States	1,200,000	1,239,480
[a] Spectrum Brands Inc., senior bond, 144A, 5.50%, 7/15/30	United States	1,800,000	1,946,430
[a] VM Consolidated Inc., senior note, 144A, 5.50%, 4/15/29	United States	800,000	816,848
Weekley Homes LLC/Weekley Finance Corp., senior note, 4.875%, 9/15/28	United States	2,400,000	2,492,304
			6,495,062
Insurance 1.1%
[a] Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, senior note,
144A, 6.75%, 10/15/27	United States	1,500,000	1,578,345
MGIC Investment Corp., senior note, 5.25%, 8/15/28	United States	1,000,000	1,061,250
Radian Group Inc., senior note, 6.625%, 3/15/25	United States	1,000,000	1,129,870
			3,769,465
Materials 12.3%
[a,d] Anagram International Inc., second lien, 144A, PIK, 10.00%, 8/15/26	United States	60,418	60,720
Arcosa Inc. 4.375%, 4/15/29	United States	600,000	611,700
[a] Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging
Finance PLC, senior note, 144A, 4.00%, 9/01/29	United States	1,500,000	1,490,625
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.,
[a] senior note, 144A, 5.25%, 8/15/27	United States	1,200,000	1,225,596
[a] senior secured note, first lien, 144A, 5.25%, 4/30/25	United States	900,000	947,250
CF Industries Inc. 5.15%, 3/15/34	United States	800,000	971,096
Commercial Metals Co., senior bond, 3.875%, 2/15/31	United States	2,800,000	2,821,000
[a] Constellium SE, 144A, 3.75%, 4/15/29	France	2,000,000	1,982,540
[a] CVR Partners LP/CVR Nitrogen Finance Corp., senior secured note, 144A,
6.125%, 6/15/28	United States	700,000	718,375
[a] Element Solutions Inc., senior note, 144A, 3.875%, 9/01/28	United States	2,500,000	2,554,412
[a] FMG Resources August 2006 Pty Ltd., senior bond, 144A, 4.375%, 4/01/31	Australia	1,700,000	1,820,980
[a] Gates Global LLC/Gates Corp., senior note, 144A, 6.25%, 1/15/26	United States	1,300,000	1,366,157
[a] Goodrich Petroleum Corp., cvt, senior secured note, second lien, 144A,
PIK,13.50%, 5/31/23	United States	810,800	863,032
HB Fuller Co., senior note, 4.25%, 10/15/28	United States	1,200,000	1,242,000
[a] Illuminate Buyer LLC/Illuminate Holdings IV Inc., senior note, 144A, 9.00%,
7/01/28	United States	1,000,000	1,117,020
[a] Ingevity Corp., senior note, 144A, 3.875%, 11/01/28	United States	1,100,000	1,093,169
Mauser Packaging Solutions Holding Co.,
[a] senior note, 144A, 7.25%, 4/15/25	United States	2,200,000	2,160,400
[a] senior note, 144A, 8.50%, 4/15/24	United States	1,500,000	1,559,828
Methanex Corp.,
senior bond, 5.25%, 12/15/29	Canada	700,000	755,125
senior note, 5.125%, 10/15/27	Canada	1,900,000	2,054,641
[a] Neon Holdings Inc., senior note, 144A, 10.125%, 4/01/26	United States	1,850,000	2,023,188
[a] Novelis Corp., senior bond, 144A, 4.75%, 1/30/30	United States	500,000	525,625
[a] Owens-Brockway Glass Container Inc., senior note, 144A, 5.875%, 8/15/23	United States	2,000,000	2,159,240
[a] Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	500,000	512,963
[a] Rain CII Carbon LLC/CII Carbon Corp., senior note, second lien, 144A,
7.25%, 4/01/25	United States	1,400,000	1,450,232
Reynolds Group Issuer Inc. /Reynolds Group Issuer LLC/Reynolds Group
Issuer Luxembourg SA, senior secured note, 4.00%, 10/15/27	United States	1,800,000	1,789,779
SCIH Salt Holdings Inc.,
[a] senior secured note, 144A, 4.875%, 5/01/28	United States	900,000	902,196
[a] senior unsecured note, 144A, 6.625%, 5/01/29	United States	1,000,000	1,003,750
[a] Sealed Air Corp., senior bond, 144A, 5.125%, 12/01/24	United States	900,000	982,665
[a] Trivium Packaging Finance BV, senior secured note, 144A, 5.50%, 8/15/26	Netherlands	3,100,000	3,261,045
			42,026,349
Media & Entertainment 12.4%
[a] Banijay Entertainment SASU, senior note, 144A, 5.375%, 3/01/25	France	1,400,000	1,449,742
[a] Boyne USA Inc., senior unsecured note, 144A, 4.75%, 5/15/29	United States	600,000	620,769
[a] Caesars Entertainment Inc., senior secured note, 144A, 6.25%, 7/01/25	United States	1,900,000	2,016,375
CCO Holdings LLC/CCO Holdings Capital Corp.,

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] 144A, 4.25%, 2/01/31	United States	1,200,000	1,224,000
[a] senior bond, 144A, 4.50%, 8/15/30	United States	2,500,000	2,606,160
[a] senior bond, 144A, 5.375%, 6/01/29	United States	500,000	547,175
[a] Clear Channel International BV, senior secured note, first lien, 144A,
6.625%, 8/01/25	United States	1,900,000	2,003,246
[a] Clear Channel Outdoor Holdings Inc., 144A, 7.50%, 6/01/29	United States	400,000	414,635
[a] Clear Channel Worldwide Holdings Inc., senior secured note, first lien,
144A, 5.125%, 8/15/27	United States	1,200,000	1,233,342
[a] Cogent Communications Group Inc., senior secured note, 144A, 3.50%,
5/01/26	United States	500,000	511,875
[a] Colt Merger Sub Inc., first lien, 144A, 5.75%, 7/01/25	United States	900,000	949,500
[a] CSC Holdings LLC, senior note, 144A, 7.50%, 4/01/28	United States	2,900,000	3,191,348
[a] Diamond Sports Group LLC/Diamond Sports Finance Co., senior note,
144A, 6.625%, 8/15/27	United States	1,100,000	541,750
[a] Everi Holding Inc. Co., 144A, 5.00%, 7/15/29	United States	1,700,000	1,700,000
[a] Gray Escrow Inc., senior note, 144A, 7.00%, 5/15/27	United States	2,200,000	2,385,922
[a] Live Nation Entertainment Inc., senior secured note, 144A, 3.75%, 1/15/28	United States	1,800,000	1,810,548
[a] Motion Bondco DAC, 144A, 6.625%, 11/15/27	United Kingdom	200,000	203,292
Netflix Inc.,
senior bond, 5.75%, 3/01/24	United States	1,100,000	1,236,812
[a] senior bond, 144A, 4.875%, 6/15/30	United States	2,000,000	2,384,360
senior unsecured note, 5.875%, 11/15/28	United States	800,000	982,972
[a] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 7/15/27	United States	800,000	849,000
[a] Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., senior note, 144A,
6.00%, 2/15/28	United States	3,200,000	3,211,456
[a] Outfront Media Capital LLC/Outfront Media Capital Corp., senior note,
144A, 4.25%, 1/15/29	United States	1,200,000	1,209,900
[a] Penn National Gaming Inc., senior unsecured note, 144A, 4.125%, 7/01/29	United States	900,000	901,125
Sinclair Television Group Inc.,
[a] senior bond, 144A, 5.50%, 3/01/30	United States	900,000	918,918
[a] senior bond, 144A, 5.125%, 2/15/27	United States	1,500,000	1,508,625
[a] Sirius XM Radio Inc., 144A, 4.00%, 7/15/28	United States	1,500,000	1,546,875
Univision Communications Inc.,
[a] senior note, 144A, 6.625%, 6/01/27	United States	1,800,000	1,952,640
[a] senior secured note, 144A, 4.50%, 5/01/29	United States	1,400,000	1,413,734
[a] Virgin Media Secured Finance PLC, senior secured bond, 144A, 4.50%,
8/15/30	United Kingdom	800,000	807,000
			42,333,096
Pharmaceuticals, Biotechnology & Life Sciences 6.1%
[a] Bausch Health Americas Inc., senior note, 144A, 9.25%, 4/01/26	United States	3,000,000	3,266,850
[a] Bausch Health Cos. Inc., senior secured note, 144A, 4.875%, 6/01/28	Canada	2,000,000	2,049,500
[a] Catalent Pharma Solutions Inc., senior note, 144A, 5.00%, 7/15/27	United States	1,900,000	1,988,302
[a] Emergent BioSolutions Inc., senior note, 144A, 3.875%, 8/15/28	United States	3,200,000	3,139,232
[a] Jazz Securities DAC, senior secured note, 144A, 4.375%, 1/15/29	United Kingdom	2,800,000	2,906,540
Organon & Co./Organon Foreign Debt Co-Issuer BV,
[a] senior secured note, 144A, 4.125%, 4/30/28	United States	1,800,000	1,837,890
[a] senior unsecured note, 144A, 5.125%, 4/30/31	United States	500,000	515,725
[a] Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27	United States	3,300,000	3,378,094
[a] Prestige Brands Inc., senior bond, 144A, 3.75%, 4/01/31	United States	500,000	483,063
Teva Pharmaceutical Finance Netherlands III BV, senior bond, 3.15%,
10/01/26	Israel	1,500,000	1,428,750
			20,993,946
Retailing 2.4%
[a] L Brands Inc., senior bond, 144A, 6.625%, 10/01/30	United States	1,000,000	1,158,750
Lithia Motors Inc.,
[a] senior note, 144A, 4.625%, 12/15/27	United States	1,800,000	1,909,440
[a] senior unsecured note, 144A, 3.875%, 6/01/29	United States	500,000	518,900
Magic Mergeco Inc.,
[a] senior secured note, 144A, 5.25%, 5/01/28	United States	2,200,000	2,259,796
[a] senior unsecured note, 144A, 7.875%, 5/01/29	United States	1,400,000	1,445,500
Party City Holdings Inc. 5.75%, 7/15/25	United States	108,825	103,520

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] Victoria Secret Co., 144A, 4.625%, 7/15/29	United States	1,000,000	1,000,000
			8,395,906
Semiconductors & Semiconductor Equipment 0.1%
[a] ON Semiconductor Corp., senior note, 144A, 3.875%, 9/01/28	United States	400,000	412,634

Software & Services 2.2%
[a] Blackboard Inc., secured note, second lien, 144A, 10.375%, 11/15/24	United States	500,000	530,938
Gartner Inc.,
[a] senior bond, 144A, 3.75%, 10/01/30	United States	1,300,000	1,331,668
[a] senior note, 144A, 4.50%, 7/01/28	United States	1,000,000	1,057,435
[a] Rocket Software Inc., senior note, 144A, 6.50%, 2/15/29	United States	1,700,000	1,689,222
[a] ZoomInfo Technologies LLC/ZoomInfo Finance Corp., senior note, 144A,
3.875%, 2/01/29	United States	2,900,000	2,886,181
			7,495,444
Technology Hardware & Equipment 2.1%
[a] CommScope Inc., senior secured note, 144A, 7.125%, 7/01/28	United States	3,300,000	3,580,863
[a] Presidio Holdings Inc., senior note, 144A, 8.25%, 2/01/28	United States	100,000	109,117
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
[a] senior note, 144A, 5.75%, 6/01/25	United States	1,100,000	1,161,259
[a] senior note, 144A, 6.75%, 6/01/25	United States	2,300,000	2,338,824
			7,190,063
Telecommunication Services 2.6%
[a] Altice France Holding SA, senior note, 144A, 10.50%, 5/15/27	Luxembourg	2,800,000	3,115,042
[a] Altice France SA, senior note, first lien, 144A, 8.125%, 2/01/27	France	1,800,000	1,963,350
[a] CommScope Technologies LLC, 144A, 5.00%, 3/15/27	United States	1,500,000	1,537,500
T-Mobile USA Inc.,
senior bond, 2.625%, 2/15/29	United States	700,000	692,125
senior bond, 2.875%, 2/15/31	United States	1,600,000	1,590,000
			8,898,017
Utilities 5.0%
Calpine Corp.,
[a] first lien, 144A, 4.50%, 2/15/28	United States	1,300,000	1,327,625
[a] senior note, 144A, 5.125%, 3/15/28	United States	1,700,000	1,732,155
[a] senior secured bond, 144A, 3.75%, 3/01/31	United States	1,300,000	1,239,778
Clearway Energy Operating LLC, senior bond, 5.00%, 9/15/26	United States	1,600,000	1,649,168
[a] InterGen NV, senior secured note, 144A, 7.00%, 6/30/23	Netherlands	1,500,000	1,494,248
[a] Leeward Renewable Energy Operations LLC, 144A, 4.25%, 7/01/29	United States	2,400,000	2,436,000
[a] Sensata Technologies B.V., senior note, 144A, 4.00%, 4/15/29	Netherlands	1,900,000	1,931,033
Talen Energy Supply LLC,
senior note, 6.50%, 6/01/25	United States	1,000,000	673,330
[a] senior note, 144A, 7.625%, 6/01/28	United States	1,200,000	1,124,568
[a] TTM Technologies Inc., senior note, 144A, 4.00%, 3/01/29	United States	1,300,000	1,309,503
[a] Vistra Operations Co. LLC, senior note, 144A, 5.50%, 9/01/26	United States	2,000,000	2,068,310
			16,985,718
Total Corporate Bonds & Notes (Cost $329,947,081)			338,831,156
Common Stocks 0.0%†
Retailing 0.0%†
[e] Party City Holdco Inc.	United States	7,474	69,733

Total Common Stocks (Cost $12,258)			69,733

Total Investments before Short Term Investments (Cost $329,959,339)			338,900,889
Short Term Investments 0.3%
U.S. Government & Agency Securities 0.3%
[f] Federal Farm Credit Discount Notes, 7/01/21		870,000	870,000
Total Short Term Investments (Cost $870,000)			870,000

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Total Investments (Cost $330,829,339) 99.2%	339,770,889
Other Assets, less Liabilities 0.8%	2,885,766
Net Assets 100.0%	$342,656,655

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was
$276,581,029, representing 80.7% of net assets.
bDefaulted Securities.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the value of this security was $2,060,351, representing 0.6% of net assets.
dIncome may be received in additional securities and/or cash.
eNon-income producing.
fThe security was issued on a discount basis with no stated coupon rate.

Abbreviations

Selected Portfolio

FRN - Floating Rate Note
MGIC - Mortgage Guaranty Insurance Corp.
PIK - Payment-In-Kind

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF	Principal Amount*	Value
Municipal Bonds 94.6%
Alabama 0.2%
Homewood Educational Building Authority, Samford University, Refunding, Series 2019A, 4.00%, 12/01/33	100,000	$116,796

Alaska 0.6%
Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation
Obligated Group, Refunding, 4.00%, 4/01/32	100,000	117,257
Borough of Matanuska-Susitna, State of Alaska Department of Administration, Refunding, 4.00%, 9/01/30	150,000	165,430
		282,687
Arizona 1.7%
City of Phoenix Civic Improvement Corp., Wastewater Revenue, Series 2018A, 5.00%, 7/01/25	100,000	118,068
Glendale Industrial Development Authority, People of Faith Inc Obligated Group, 4.00%, 5/15/31	160,000	178,493
Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student Housing II LLC, 5.00%,
7/01/31	100,000	123,903
La Paz County Industrial Development Authority,
Harmony Public Schools, 5.00%, 2/15/28	100,000	114,746
Harmony Public Schools, 5.00%, 2/15/31	100,000	125,021
Maricopa County Union High School District No 210-Phoenix, Series 2020C, 5.00%, 7/01/31	170,000	220,724
		880,955
Arkansas 0.5%
Arkansas Development Finance Authority,
Baptist Health Obligated Group, 4.00%, 12/01/34	100,000	118,682
Baptist Memorial Health Care Obligated Group, Refunding, 5.00%, 9/01/32	100,000	128,416
		247,098
California 11.4%
California Municipal Finance Authority,
Series 2020B, 4.00%, 9/01/30	50,000	56,893
Senior Lien, Linxs APM Project, AMT, Sereis 2018A, 3.50%, 12/31/35	100,000	110,472
Series 2021A, 4.00%, 9/01/30	205,000	232,891
Biola University, Inc., Refunding, 5.00%, 10/01/29	100,000	121,693
[a] California Pollution Control Financing Authority, CalPlant I LLC, AMT, 7.50%, 7/01/32	250,000	162,500
California School Finance Authority,
Classical Academy Obligated Group, Series 2020A, 3.00%, 10/01/30	215,000	229,077
Summit Public Schools Obligated Group, 5.00%, 6/01/27	100,000	121,024
California Statewide Communities Development Authority,
Community Facilities District No 2018, 4.00%, 9/01/30	150,000	175,480
Community Facilities District No 2016-02, 4.00%, 9/01/30	130,000	151,372
Community Facilities District No 2015, 4.00%, 9/01/29	110,000	128,601
Special Assessment, Series 2020B, 4.00%, 9/02/30	250,000	287,794
Community Facilities District No 2020, 4.00%, 9/01/31	200,000	233,429
Special Assessment, Series 2021A, 4.00%, 9/02/31	150,000	171,394
California Baptist University, Refunding, Series 2017A, 3.00%, 11/01/22	50,000	50,998
Community Facilities District No 2015-01, 5.00%, 9/01/27	85,000	96,195
Chino Community Facilities District, City of Chino CA Community Facilities District No 2019-1, 4.00%, 9/01/30	150,000	172,480
Chula Vista Community Facilities District, 4.00%, 9/01/31	100,000	114,010
City of Calimesa, Community Facilities District No 2018-1, 4.00%, 9/01/33	150,000	172,273
City of Fontana,
Community Facilities District No 85, 4.00%, 9/01/30	150,000	173,341
Community Facilities District No 90, 4.00%, 9/01/27	120,000	136,653
City of Ontario, Community Facilities District No 45, 4.00%, 9/01/31	150,000	173,204
City of Sacramento, Greenbriar Community Facilities District No 2018-03, 4.00%, 9/01/31	200,000	230,939
Corona-Norco Unified School District, Corona-Norco Unified School District Community Facilities District No
17-1, 4.00%, 9/01/34	105,000	120,560
County of Orange, Village of Esencia, No 2017-1, Series 2018A, 5.00%, 8/15/28	100,000	125,878
CSCDA Community Improvement Authority, Jefferson Anaheim Social Bonds, 2.875%, 8/01/41	250,000	259,664
Irvine Unified School District, Series 2020A, 5.00%, 9/01/32	250,000	330,515
Marina Redevelopment Agency Successor Agency, Series 2020A, 4.00%, 9/01/32	135,000	149,886
Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/25	100,000	117,865

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Poway Unified School District, Poway Unified School District Community Facilities District No 16, 5.00%,
9/01/32	250,000	326,235
Riverside Unified School District, Community Facilities District No 33, 4.00%, 9/01/30	245,000	279,391
Romoland School District, Series 2020A, 4.00%, 9/01/33	140,000	160,966
Sacramento Municipal Utility District, Electric System Revenue, 5.00%, 8/15/30	250,000	337,399
Sierra View Local Health Care District, Tulare County, Refunding, 5.00%, 7/01/30	100,000	130,772
		5,841,844
Colorado 2.9%
Board of Water Commissioners City & County of Denver, Refunding, Series 2020B, 4.00%, 9/15/33	250,000	311,345
Colorado Health Facilities Authority,
CommonSpirit Health Obligated Group, Series 2019A-1, 5.00%, 8/01/33	160,000	203,389
Boulder Community Health Obligated Group, Refunding, 5.00%, 10/01/32	150,000	193,526
Christian Living Neighborhoods Obligated Group, Refunding, 4.00%, 1/01/29	100,000	113,637
Regional Transportation District,
Sales Tax Revenue, Refunding, Series 2013A, 5.00%, 11/01/27	100,000	126,693
Denver Transit Partners LLC, Refunding, 5.00%, 1/15/32	250,000	328,179
Southglenn Metropolitan District, Refunding, 5.00%, 12/01/30	100,000	103,962
Southlands Metropolitan District No 1, Refunding, Series 2017A-1, 3.50%, 12/01/27	100,000	108,609
		1,489,340
Connecticut 1.5%
Connecticut Housing Finance Authority, Refunding, Series 2016A-1, 2.875%, 11/15/30	150,000	157,682
Connecticut State Health & Educational Facilities Authority,
McLean Affiliates Obligated Group, Series 2020A, 5.00%, 1/01/30	150,000	172,497
Sacred Heart University, Series 2017I-1, 5.00%, 7/01/29	135,000	164,787
State of Connecticut, Series 2021A, 3.00%, 1/15/32	250,000	284,325

		779,291
Delaware 0.2%
County of Kent, CHF-Dover LLC, 5.00%, 7/01/29	100,000	118,060

Florida 20.9%
[b] Artisan Lakes East Community Development District, Special Assessment, Series 2021-2, 2.30%, 5/01/26	195,000	195,310
Astonia Community Development District, Assessment Area One Project, Special Assessment, 3.375%,
5/01/30	150,000	157,551
Avalon Groves Community Development District,
Phases 3 and 4 Sub-Assessment, Special Assessment, 2.75%, 5/01/31	145,000	144,501
Assessment Area 3, Special Assessment, 2.375%, 5/01/26	150,000	150,998
Avalon Park West Community Development District, Special Assessment, Refunding, 3.25%, 5/01/30	100,000	104,587
Babcock Ranch Community Independent Special District,
Special Assessment, Series 2021, 2.875%, 5/01/31	100,000	100,526
Assessment Area 2C, Special Assessment, 3.00%, 5/01/30	50,000	52,056
Assessment Area 3B, Special Assessment, 3.00%, 5/01/30	145,000	150,956
Bannon Lakes Community Development District, Special Assessment, 3.00%, 5/01/31	200,000	204,662
Belmond Reserve Community Development District, Special Assessment, Series 2020, 3.25%, 5/01/30	100,000	104,666
Berry Bay Community Development District, Assessment Area 1, Special Assessment, 3.125%, 5/01/31	100,000	102,820
Capital Projects Finance Authority, University Project, Series 2020A-1, 5.00%, 10/01/32	105,000	133,093
Capital Trust Agency, Inc.,
Liza Jackson Preparatory School, Inc., 4.00%, 8/01/30	100,000	112,973
Lutz Preparatory School, Inc., Refunding, 4.00%, 6/01/31	200,000	221,106
Educational Growth Fund LLC, 3.375%, 7/01/31	100,000	107,841
[c] WFCS Holdings II LLC, 3.30%, 1/01/31	150,000	156,398
Florida Educational Facilities, Academic Charter Schools, Inc. Project, Series
2021A, 3.00%, 7/01/31	125,000	128,151
CFM Community Development District, Special Assessment, 2.40%, 5/01/26	100,000	100,472
Chapel Creek Community Development District, Special Assessment, 2.50%, 5/01/26	175,000	175,842
City of Tampa, State of Florida Cigarette Tax Revenue, Series 2020A, zero cpn., 9/01/34	150,000	106,975
Coral Keys Homes Community Development District, Special Assessment, 3.125%, 5/01/30	165,000	173,103
Cordoba Ranch Community Development District, Special Assessment, Refunding, 3.00%, 5/01/31	100,000	103,343
County of Osceola, Transportation Revenue, Refunding, Series 2020A-2, zero cpn., 10/01/32	150,000	115,929
Crestview II Community Development District, Special Assessment, Refunding, 4.00%, 5/01/31	126,000	142,261
Cypress Bluff Community Development District, Special Assessment, Series 2020A, 3.125%, 5/01/30	60,000	62,866
DW Bayview Community Development District, Special Assessment, 3.00%, 5/01/32	100,000	101,714
East 547 Community Development District, Assessment Area One, Special Assessment, 3.00%, 5/01/31	100,000	100,982

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

East Bonita Beach Road Community Development District, Assessment Area Two, Special Assessment,
3.00%, 5/01/32	100,000	101,717
East Nassau Stewardship District, Special Assessment, 2.40%, 5/01/26	100,000	100,665
Edgewater East Community Development District, Special Assessment, 3.10%, 5/01/31	100,000	103,329
Enbrook Community Development District, Special Assessment, 3.00%, 5/01/30	100,000	103,855
Epperson North Community Development District, Assessment Area 2, Special Assessment, 3.00%, 5/01/31	100,000	102,046
Florida Development Finance Corp.,
Brightline Trains Florida LLC, AMT, VRDN, 6.375%, 1/01/49	175,000	180,484
Glenridge on Palmer Ranch Obligated Group, Refunding, 5.00%, 6/01/31	100,000	119,086
Forest Lake Community Development District, Assessment Area 1 Project, Special Assessment, 3.25%,
5/01/30	150,000	156,993
Grand Oaks Community Development District, Special Assessment, 4.00%, 5/01/30	150,000	161,049
Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment,
3.25%, 5/01/30	100,000	104,157
Herons Glen Recreation District, Special Assessment, Refunding, 3.00%, 5/01/32	100,000	109,983
Hills Minneola Community Development District, South Parcel Assessment Area, Special Assessment,
3.50%, 5/01/31	100,000	106,814
Holly Hill Road East Community Development District, Assessment Area 3 Project, Special Assessment,
4.00%, 11/01/25	110,000	114,110
Kindred Community Development District II, Special Assessment, 3.00%, 5/01/30	155,000	161,564
Kingman Gate Community Development District,
Special Assessment, 2.50%, 6/15/26	100,000	101,157
Special Assessment, 3.125%, 6/15/30	110,000	116,258
Lakes of Sarasota Community Development District,
Phase 1 Project, Special Assessment, Series 2021A-1, 3.40%, 5/01/31	135,000	138,673
Phase 1 Project, Special Assessment, Series 2021B-1, 3.00%, 5/01/26	115,000	116,270
Lakewood Ranch Stewardship District,
Azario Project, Special Assessment, 3.20%, 5/01/30	175,000	184,106
Lorraine Lakes Project, Special Assessment, 3.125%, 5/01/30	60,000	62,837
Northeast Sector Project, Special Assessment, Refunding, 3.20%, 5/01/30	100,000	104,989
Magnolia Park Community Development District, Special Assessment, Refunding, 4.00%, 5/01/31	47,000	53,053
Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Refunding, 5.00%, 7/01/28	150,000	155,579
Mirada II Community Development District, Special Assessment, 3.125%, 5/01/31	100,000	102,393
New Port Tampa Bay Community Development District, Special Assessment, 2.875%, 5/01/26	100,000	101,446
North AR-1 Pasco Community Development District, Special Assessment, 2.625%, 5/01/26	100,000	100,414
Old Hickory Community Development District, Special Assessment, 3.00%, 6/15/30	100,000	104,304
Parkview at Long Lake Ranch Community Development District, Special Assessment, 3.125%, 5/01/30	100,000	104,486
Parrish Plantation Community Development District, Special Assessment, 3.125%, 5/01/31	100,000	102,535
Pine Ridge Plantation Community Development District, Subordinate Lien, Special Assessment, Refunding,
Series 2020A-2, 3.30%, 5/01/30	150,000	157,371
Preserve at South Branch Community Development District, Phase 3, Special Assessment, Series 2021,
3.00%, 5/01/31	100,000	102,474
River Hall Community Development District, Assessment Area 3, Special Assessment, Series 2020A, 3.25%,
5/01/31	100,000	105,336
Rivers Edge II Community Development District, Special Assessment, 3.00%, 5/01/31	100,000	101,762
Rivers Edge III Community Development District, Special Assessment, 2.40%, 5/01/26	100,000	100,749
Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 3.00%,
6/15/30	80,000	83,141
Sandmine Road Community Development District, Assessment Area One, Special Assessment, 3.125%,
5/01/30	100,000	104,872
Sandridge Community Development District, Special Assessment, Series 2021A1, 2.875%, 5/01/26	140,000	141,139
Sarasota National Community Development District, Special Assessment, Refunding, 3.50%, 5/01/31	100,000	108,461
Shingle Creek at Bronson Community Development District, Special Assessment, 3.10%, 6/15/31	100,000	102,573
Six Mile Creek Community Development District, Assessment Area 3, Phase 1, Special Assessment, 3.00%,
5/01/31	100,000	101,548
South Creek Community Development District, Assessment Area One, Special Assessment, 2.375%, 6/15/26	150,000	150,521
Southern Groves Community Development District No 5, Special Assessment, 2.80%, 5/01/31	100,000	99,998
[b] St Johns County Industrial Development Authority, Life Care Ponte Vedra Obligated Group, 4. 00%, 12/15/31	205,000	233,226
Stillwater Community Development District, 2021 Project, Special Assessment, 3.00%, 6/15/31	100,000	102,439
Storey Park Community Development District, Assessment Area Four Project, Special Assessment, 2.375%,
6/15/26	150,000	150,650
Summer Woods Community Development District, Assessment Area Two-2021 Project, Special Assessment,
2.40%, 5/01/26	125,000	125,625
Tamarindo Community Development District, Special Assessment, 3.00%, 5/01/31	100,000	102,546

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Timber Creek Southwest Community Development District, Special Assessment, Series 2020, 3.00%,
6/15/30	150,000	156,961
Tohoqua Community Development District,
Phase 2 Project, Special Assessment, 2.875%, 5/01/31	100,000	101,338
Phase 4A/5A Project, Special Assessment, 2.50%, 5/01/26	140,000	141,548
Trevesta Community Development District, Assessment Area Two, Special Assessment, 3.25%, 5/01/30	100,000	104,461
V-Dana Community Development District,
Assessment Area One, Special Assessment, 3.50%, 5/01/31	150,000	158,552
Assessment Area One-2021 Project, Special Assessment, Series 2021P, 3.125%,
5/01/31	100,000	102,214
Veranda Community Development District II, Special Assessment, Refunding, 3.10%, 5/01/31	100,000	103,114
Verano No 3 Community Development District, Phase 1 Assessment Area, Special Assessment, 3.00%,
5/01/31	100,000	102,618
Village Community Development District No 13, Limited Offering, Special Assessment, 3.00%, 5/01/29	100,000	107,482
West Port Community Development District, Special Assessment, 2.40%, 5/01/26	100,000	100,526
West Villages Improvement District,
Unit of Development No 7, Special Assessment, 3.125%, 5/01/31	100,000	102,607
Unit of Development No 8, Special Assessment, 2.50%, 5/01/26	100,000	101,028
Windward Community Development District, Special Assessment, Series 2020A-1, 3.65%, 5/01/30	100,000	105,672
Zephyr Lakes Community Development District, Assessment Area 2, Special Assessment, 3.00%, 5/01/31	100,000	100,487
		10,649,073
Georgia 1.3%
Athens-Clarke County Unified Government Development Authority, University of Georgia Athletic Association,
Inc., Series 2005B, Daily, VRDN, 0.01%, 7/01/35	100,000	100,000
George L Smith II Congress Center Authority, 3.625%, 1/01/31	250,000	282,340
Main Street Natural Gas, Inc., Series 2019A, 5.00%, 5/15/29	100,000	128,678
Municipal Electric Authority of Georgia, Refunding, Series 2019A, 5.00%, 1/01/33	100,000	125,133
		636,151
Guam 0.3%
Guam Government Waterworks Authority, Refunding, 5.00%, 7/01/30	125,000	148,382

Illinois 4.7%
Chicago Park District, Refunding, Series 2020F-2, 5.00%, 1/01/31	100,000	126,509
City of Chicago, zero cpn., 1/01/31	525,000	416,820
Illinois Finance Authority,
Navistar International Corp, Refunding, VRDN, 4.75%, 10/15/40	150,000	160,450
Lifespace Communities, Refunding, Series 2015A, 5.00%, 5/15/24	245,000	275,098
[a] 2018 Blue Island LLC, 4.25%, 12/01/28	100,000	3,000
Metropolitan Pier & Exposition Authority,
McCormick Project, Refunding, zero cpn., 6/15/28	100,000	88,787
McCormick Project, zero cpn., 12/15/32	85,000	66,247
Railsplitter Tobacco Settlement Authority, 5.00%, 6/01/27	100,000	120,545
Southwestern Illinois Development Authority, Madison County Community Unit School District No 7
Edwardsville, Refunding, zero cpn., 12/01/24	245,000	235,779
State of Illinois,
Series 2017C, 5.00%, 11/01/29	200,000	244,215
Series 2020B, 5.00%, 10/01/31	150,000	193,768
Refunding, Series 2018B, 5.00%, 10/01/31	100,000	123,533
5.50%, 5/01/30	175,000	233,084
Upper Illinois River Valley Development Authority, 2018 IAVF Timber Oaks & Prairie View Obligated Group,
Refunding, 3.50%, 12/01/32	125,000	130,212
		2,418,047
Indiana 0.7%
City of Jeffersonville, Vivera Senior Living of Columbus LLC, Series 2020A, 4.75%, 11/01/30	100,000	103,627
Indiana Finance Authority, Ohio Valley Electric Corp, Series 2012C, 3.00%, 11/01/30	150,000	161,848
Indiana Housing & Community Development Authority, Vita of Marion LLC, Series 2021A, 5.00%, 4/01/31	100,000	104,532
		370,007
Kentucky 0.4%
County of Owen, American Water Capital Corp., Refunding, VRDN, 2.45%, 6/01/39	100,000	107,686

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Louisville/Jefferson County Metropolitan Government, Bellarmine University, Inc., Refunding, 4.00%, 5/01/29	100,000	104,659
		212,345
Louisiana 0.8%
Lakeshore Villages Master Community Development District, Parish of St. Tammany, Special Assessment,
2.375%, 6/01/26	150,000	150,255
Louisiana Local Government Environmental Facilities & Community Development Authority, Provident Group
- ULM Properties LLC, 5.00%, 7/01/29	100,000	108,494
Port New Orleans Board of Commissioners, AMT, Series 2020E, 5.00%, 4/01/34	100,000	126,818
		385,567
Maryland 1.3%
City of Baltimore, Harbor Point Special Taxing District, Refunding, 3.25%, 6/01/31	100,000	105,944
County of Frederick, County of Frederick MD Oakdale-Lake Linganore Development District, 3.25%, 7/01/29	140,000	149,659
Maryland Economic Development Corp., Ports America Chesapeake LLC, Refunding, Series 2017A, 5.00%,
6/01/27	100,000	121,278
Maryland Health & Higher Educational Facilities Authority,
Adventist Healthcare Obligated Group, Refunding, 4.00%, 1/01/30	145,000	171,257
Stevenson University, Inc., Refunding, 5.00%, 6/01/30	100,000	127,409
		675,547
Massachusetts 0.7%
Massachusetts Development Finance Agency,
Wellforce Obligated Group, Refunding, Series 2020C, 5.00%, 10/01/30	200,000	262,244
Foxborough Regional Charter School, Refunding, 5.00%, 7/01/27	100,000	113,324
		375,568
Michigan 0.9%
City of Detroit, Series 2021A, 5.00%, 4/01/30	175,000	218,384
Grand Rapids Economic Development Corp., Michigan Christian Home Obligated Group, Refunding, 4.00%,
11/01/27	100,000	108,435
Kalamazoo Economic Development Corp., Friendship Village Of Kalamazoo, Series 2021, 5.00%, 8/15/31	115,000	132,177
		458,996
Minnesota 1.0%
City of Eagan, Series 2018A, 4.00%, 2/01/26	100,000	115,182
County of Mille Lacs, Series 2018A, 3.00%, 2/01/24	135,000	143,835
Northern Municipal Power Agency, Refunding, 5.00%, 1/01/36	100,000	117,297
St Louis Park Independent School District No 283, Series 2018A, 5.00%, 2/01/25	100,000	116,428
		492,742
Mississippi 0.2%
Mississippi Home Corp., Patriot Services Group Obligated Group, 3.50%, 6/01/33	100,000	101,945

Missouri 1.4%
Cape Girardeau County Industrial Development Authority, SoutheastHEALTH Obligated Group, 5.00%,
3/01/29	130,000	155,788
City of Maryland Heights, Westport Plaza Redevelopment, 3.625%, 11/01/31	90,000	97,288
Curators of the University of Missouri, Refunding, Series 2020B, 5.00%, 11/01/30	250,000	337,422
St Louis County Industrial Development Authority, Friendship Village St Louis Obligated Group, Refunding,
5.00%, 9/01/27	100,000	120,596
		711,094
Montana 0.2%
Cascade County High School District A Great Falls, 5.00%, 7/01/25	100,000	117,286

Nevada 1.7%
City of Carson City, Carson Tahoe Regional Healthcare Obligated Group, 5.00%, 9/01/28	115,000	141,641
City of Las Vegas,
Special Improvement District No 611, Special Assessment, 3.50%, 6/01/31	160,000	176,070
Special Improvement District No 812, Special Assessment, 4.00%, 12/01/22	95,000	98,453
Tahoe-Douglas Visitors Authority, 5.00%, 7/01/31	250,000	301,793

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Washoe County School District, Series 2017C, 5.00%, 10/01/26	100,000	122,646
		840,603
New Hampshire 0.3%
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire
Obligated Group, Refunding, Series 2017A, 5.00%, 7/01/27	100,000	125,245

New Jersey 4.0%
New Jersey Economic Development Authority,
Self Designated Social Bonds, 5.00%, 6/15/31	200,000	261,398
New Jersey-American Water Co., Inc., AMT, Refunding, VRDN, 2.20%, 10/01/39	100,000	106,517
Provident Group-Kean Properties LLC, 5.00%, 7/01/32	100,000	109,641
New Jersey Educational Facilities Authority, Seton Hall University, Series 2016C, 5.00%, 7/01/29	240,000	281,705
New Jersey Transportation Trust Fund Authority,
Refunding, 5.00%, 12/15/28	100,000	127,248
Series 2006C, zero cpn., 12/15/30	880,000	742,745
Series 2006C, zero cpn., 12/15/31	210,000	172,337
Pinelands Regional School District, 3.00%, 8/01/27	100,000	110,557
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Series 2020A, 4.00%, 6/01/31	100,000	124,632
		2,036,780
New Mexico 0.6%
Las Cruces School District No 2, Refunding, 5.00%, 8/01/28	250,000	318,733

New York 4.1%
Metropolitan Transportation Authority,
Green Bond, Series 2017C-1, 5.00%, 11/15/28	270,000	340,912
Green Bond, Series 2017C-1, 5.00%, 11/15/30	530,000	662,576
New York State Dormitory Authority, St Joseph's College, 5.00%, 7/01/30	65,000	81,498
New York Transportation Development Corp.,
American Airlines, Inc., AMT, 2.25%, 8/01/26	150,000	154,070
JFK International Air Terminal LLC, Refunding, 5.00%, 12/01/30	100,000	134,155
Laguardia Gateway Partners LLC, Term B, AMT, 5.00%, 7/01/30	100,000	113,065
American Airlines, Inc., AMT, 5.25%, 8/01/31	100,000	120,680
Delta Air Lines, Inc., AMT, 4.00%, 10/01/30	125,000	151,406
JFK International Air Terminal LLC, AMT, Refunding, 5.00%, 12/01/30	100,000	131,548
Triborough Bridge & Tunnel Authority, Refunding, Series 2001C, Daily, VRDN, 0.01%, 1/01/32	200,000	200,000
		2,089,910
North Carolina 0.2%
North Carolina Medical Care Commission, United Methodist Retirement Homes Inc Obligated Group, 5.00%,
10/01/27	100,000	111,823

North Dakota 0.3%
County of Grand Forks, Red River Biorefinery LLC, AMT, 6.625%, 12/15/31	125,000	126,262

Ohio 2.3%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Refunding,
4.00%, 11/15/33	150,000	179,695
County of Franklin,
Wesley Communities Obligated Group, Refunding, 5.00%, 11/15/30	100,000	116,417
Trinity Health Corp Obligated Group, Series 2019A, 5.00%, 12/01/31	100,000	131,367
Nationwide Children's Hospital, Inc., 5.00%, 11/01/28	100,000	125,164
County of Hamilton, UC Health Obligated Group, 5.00%, 9/15/33	100,000	128,468
Franklin County Convention Facilities Authority, 5.00%, 12/01/30	100,000	122,867
Ohio Air Quality Development Authority, Pratt Paper, Inc., AMT, 3.75%, 1/15/28	100,000	111,977
State of Ohio, Premier Health Partners Obligated Group, Refunding, 5.00%, 11/15/33	200,000	255,649
		1,171,604
Oregon 1.1%
Medford Hospital Facilities Authority, Asante Health System Obligated Group, Series 2020A, 5.00%, 8/15/33	200,000	263,738
Oregon State Facilities Authority, PeaceHealth Obligated Group, Refunding, Series 2018B, Daily, VRDN,
0.02%, 8/01/34	200,000	200,000

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Polk County Hospital Facility Authority, Dallas Mennonite Retirement Community Obligated Group, 4.00%,
7/01/24	100,000	100,071
		563,809
Pennsylvania 2.4%
Allegheny County Higher Education Building Authority, Robert Morris University, 5.00%, 10/15/26	100,000	114,030
Allentown Neighborhood Improvement Zone Development Authority, 5.00%, 5/01/28	100,000	122,030
Bucks County Industrial Development Authority, Grand View Hospital/Sellersville PA Obligated Group, 5.00%,
7/01/32	150,000	189,822
East Hempfield Township Industrial Development Authority, Student Services, Inc., 4.00%, 7/01/21	150,000	150,000
Franklin County Industrial Development Authority, Menno-Haven Inc Obligated Group, 5.00%, 12/01/28	100,000	113,617
Luzerne County Industrial Development Authority, Pennsylvania-American Water Co., AMT, Refunding,
VRDN, 2.45%, 12/01/39	100,000	108,747
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Series 2017A, 3.375%,
11/15/33	125,000	139,067
Philadelphia Authority for Industrial Development, MaST Community Charter School II, 5.00%, 8/01/30	150,000	177,245
Westmoreland County Industrial Development Authority, Excela Health Obligated Group, Refunding, Series
2020A, 5.00%, 7/01/30	100,000	130,477

		1,245,035
Puerto Rico 6.6%
[a] Commonwealth of Puerto Rico, Refunding, Series 2014A, 8.00%, 7/01/35	260,000	215,800
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 8/20/40	250,000	230,000
Puerto Rico Electric Power Authority,
Refunding, Series 2007VV, 5.25%, 7/01/27	170,000	198,356
Refunding, Series 2007VV, 5.25%, 7/01/32	175,000	188,888
Puerto Rico Highway & Transportation Authority,
Refunding, Series 2007CC, 5.25%, 7/01/32	200,000	228,532
Refunding, Series 2007CC, 5.50%, 7/01/29	250,000	295,334
Series 2007CC, 5.50%, 7/01/28	155,000	182,869
Puerto Rico Infrastructure Financing Authority,
Series 2005A, zero cpn., 7/01/29	320,000	232,134
Refunding, Series 2005C, 5.50%, 7/01/27	100,000	109,520
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series 2018A-1, zero cpn., 7/01/31	1,817,000	1,467,073
		3,348,506
South Carolina 0. 2%
Patriots Energy Group, Gas System Improvement, Refunding, 4.00%, 6/01/33	100,000	113,029

Tennessee 0.7%
City of Lawrenceburg, Refunding, 2.50%, 6/01/27	100,000	103,270
Metropolitan Government of Nashville & Davidson County, Refunding, 4.00%, 7/01/29	100,000	118,518
Metropolitan Nashville Airport Authority, Subordinate, AMT, Series 2019B, 5.00%, 7/01/30	100,000	130,476
		352,264
Texas 10.8%
Arlington Higher Education Finance Corp., Riverwalk Education Foundation, Inc., 4.00%, 8/15/33	100,000	119,252
City of Cedar Park, Refunding, 5.00%, 2/15/24	100,000	112,363
City of Celina,
Special Assessment, 3.625%, 9/01/30	125,000	129,676
Special Assessment, Refunding, 4.00%, 9/01/30	190,000	210,223
Wells South Public Improvement District, Special Assessment, 3.125%, 9/01/30	150,000	155,515
Wells North Public Improvement District, Special Assessment, 3.25%, 9/01/30	180,000	189,181
Edgewood Creek Public Improvement District, Special Assessment, 3.75%,
9/01/31	180,000	183,186
City of Crandall,
Cartwright Ranch Public Improvement District, Special Assessment, Series 2021,
4.75%, 9/15/31	100,000	100,334
Cartwright Ranch Public Improvement District, Special Assessment, Series 2021,
4.00%, 9/15/31	109,000	109,377
City of Fate, Williamsburg East Public Improvement District, Special Assessment, 3.375%, 8/15/30	145,000	151,441
City of Garland, Refunding, 5.00%, 2/15/27	100,000	123,828
City of Horseshoe Bay, Escondido Public Improvement District, Special Assessment, Refunding, 3.00%,
10/01/30	140,000	146,080
City of Kaufman, Public Improvement District No 1, Special Assessment, 3.125%, 9/15/31	100,000	100,940
City of Kyle, Creeks Public Improvement District, Special Assessment, 3.125%, 9/01/30	105,000	107,044

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

City of Lago Vista,
Tessera on Lake Travis Public Improvement District, Special Assessment,
Refunding, 3.125%, 9/01/30	130,000	136,424
Tessera on Lake Travis Public Improvement District, Special Assessment,
Refunding, 5.00%, 9/01/30	140,000	149,718
City of Leander, Oak Creek Public Improvement District, Special Assessment, Refunding, 3.25%, 9/01/32	100,000	107,610
City of Liberty Hill, Summerlyn West Public Improvement District, Special Assessment, 3.125%, 9/01/30	75,000	78,205
City of Manor,
Manor Heights Public Improvement District, Special Assessment, 3.125%, 9/15/26	100,000	100,385
Manor Heights Public Improvement District, Special Assessment, 2.50%, 9/15/26	100,000	100,390
City of Mclendon-Chisholm, Special Assessment, 3.125%, 9/15/31	240,000	241,910
City of Midlothian, Special Assessment, 3.50%, 9/15/31	110,000	112,298
City of Oak Point, Oak Point Public Improvement District No 2, Special Assessment, 3.25%, 9/01/30	155,000	162,906
City of Princeton,
Winchester Public Improvement District, Special Assessment, 3.25%, 9/01/30	100,000	107,051
Brookside Public Improvement District, Special Assessment, 2.50%, 9/01/26	111,000	111,315
City of Red Oak, Public Improvement District No 1, Special Assessment, 2.625%, 9/15/26	100,000	100,095
City of Rowlett,
Trails at Cottonwood Creek Public Improvement District, Special Assessment,
3.125%, 9/15/31	100,000	99,867
Trails at Cottonwood Creek Public Improvement District, Special Assessment,
3.75%, 9/15/31	100,000	100,359
City of Royse City, Creekshaw Public Improvement District, Special Assessment, 3.125%, 9/15/25	150,000	153,931
City of Tomball, Raburn Reserve Public Improvement District, Special Assessment, 3.375%, 9/15/30	100,000	103,531
County of Hays, La Cima Public Improvement District, Special Assessment, 3.25%, 9/15/30	150,000	156,515
County of Medina, Woodlands Public Improvement District IA#1 Project, Special Assessment, 3.50%, 9/01/26	100,000	100,759
Ector County Hospital District, Refunding, 5.00%, 9/15/31	100,000	122,733
New Hope Cultural Education Facilities Finance Corp.,
CHF-Collegiate Housing Corpus Christi II LLC, 5.00%, 4/01/31	30,000	36,059
CHF-Collegiate Housing Island Campus LLC, 4.00%, 4/01/22	80,000	82,262
CHF-Collegiate Housing Island Campus LLC, 5.00%, 4/01/29	100,000	123,608
Wesleyan Homes Obligated Group, 4.00%, 1/01/29	100,000	103,606
CHF-Collegiate Housing College Station I LLC, 5.00%, 4/01/29	100,000	107,866
Port Freeport, AMT, Series 2019A, 5.00%, 6/01/31	100,000	123,515
Texas Municipal Gas Acquisition & Supply Corp III, Refunding, 5.00%, 12/15/30	250,000	328,340
Town of Flower Mound, River Walk Public Improvement District No 1, Special Assessment, Refunding,
3.25%, 9/01/31	150,000	151,184
Viridian Municipal Management District,
Viridian Public Improvement District, Special Assessment, 2.375%, 12/01/25	65,000	65,983
Viridian Public Improvement District, Special Assessment, 2.875%, 12/01/30	100,000	102,484
		5,509,349
Utah 0.4%
City of Provo, Refunding, 4.00%, 1/01/23	100,000	105,773
Utah State Building Ownership Authority, Master Lease Program, 2.50%, 5/15/27	100,000	105,951
		211,724
Vermont 0.2%
Vermont Public Power Supply Authority, Project 10, Swanton Peaking Facility, Refunding, Series 2017A,
5.00%, 7/01/28	100,000	122,232

Virginia 0.5%
Peninsula Town Center Community Development Authority, Special Assessment, Refunding, 4.50%, 9/01/28	100,000	108,354
Virginia Small Business Financing Authority, National Senior Campuses, Inc., Obligated Group, Refunding,
5.00%, 1/01/33	100,000	122,484
		230,838
Washington 1. 7%
City of Seattle, Drainage & Wastewater Revenue, 4.00%, 7/01/28	100,000	118,942
Skagit County Public Hospital District No 1, Refunding, 5.00%, 12/01/29	100,000	117,037
Spokane County School District No 356 Central Valley, 5.00%, 12/01/26	100,000	123,358
University of Washington, Series 2016A, 5.00%, 12/01/26	100,000	123,539
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Obligated Group, 3.00%, 12/01/34	125,000	139,009
Washington State Housing Finance Commission,
Spokane United Methodist Homes Obligated Group, 5.00%, 1/01/32	100,000	115,443

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Presbyterian Retirement Communities Northwest Obligated Group, Series 2019A,
5.00%, 1/01/34	100,000	114,992
		852,320
Wisconsin 2.7%
City of Brookfield, Refunding, 3.00%, 12/01/25	115,000	127,466
Public Finance Authority,
UMA Education, Inc., Refunding, 5.00%, 10/01/24	100,000	112,508
Blue Ridge Healthcare Obligated Group, Refunding, 5.00%, 1/01/30	250,000	324,838
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Refunding, 4.00%,
3/01/27	65,000	71,524
UMA Education, Inc., Refunding, 5.00%, 10/01/29	100,000	125,905
Friends Homes Obligated Group, Refunding, 4.00%, 9/01/29	100,000	114,233
WV 2020 Holdings LLC Obligated Group, VRDN, 3.50%, 12/01/50	100,000	102,931
Wisconsin Center District, Series 2020C, zero cpn., 12/15/30	365,000	312,725
Wisconsin Health & Educational Facilities Authority, St John's Communities, Inc., Obligated Group, Series
2018A, 4.00%, 9/15/27	100,000	106,927
		1,399,057
Total Investments (Cost $46,037,539) 94.6%		48,277,944

Other Assets, less Liabilities 5.4%		2,772,181
Net Assets 100.0%		$51,050,125

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aDefaulted securities.
bSecurity purchased on a when-issued basis.

Abbreviations

Selected Portfolio

CSCDA - California Statewide Communities Development Authority

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin Liberty International Aggregate Bond ETF	Principal Amount*		Value
Foreign Government and Agency Securities 88.1%
Australia 2.2%
[a] Government of Australia, senior bond, 149, Reg S, 2.25%, 5/21/28	1,600,000	AUD	$1,291,512
[a] New South Wales Treasury Corp., senior bond, Reg S, 3.00%, 5/20/27	1,000,000	AUD	828,726
[a,b] Queensland Treasury Corp., senior bond, 144A, Reg S, 3.25%, 8/21/29	1,000,000	AUD	850,151
[a] Western Australian Treasury Corp., senior note, 26, Reg S, 3.00%, 10/21/26	1,000,000	AUD	828,298
			3,798,687
Austria 1.6%
Government of Austria,
[a,b] 144A, Reg S, 1.20%, 10/20/25	1,000,000	EUR	1,275,234
[a,b] senior bond, 144A, Reg S, 1.50%, 2/20/47	1,000,000	EUR	1,454,620
			2,729,854
Belgium 3.4%
[a,b] Government of Belgium, unsecured bond, 144A, Reg S, 1.00%, 6/22/31	4,500,000	EUR	5,859,112

Canada 4.5%
Government of Canada,
1.25%, 3/01/25	3,100,000	CAD	2,543,870
1.25%, 6/01/30	600,000	CAD	480,552
5.00%, 6/01/37	1,900,000	CAD	2,260,181
senior bond, 2.00%, 9/01/23	2,000,000	CAD	1,665,231
senior bond, 2.00%, 12/01/51	950,000	CAD	794,786

			7,744,620
China 10.1%
Agricultural Development Bank of China 3.45%, 9/23/25	10,750,000	CNY	1,677,042
China Development Bank,
senior note, 2003, 3.23%, 1/10/25	20,000,000	CNY	3,104,887
senior note, 2004, 3.43%, 1/14/27	21,000,000	CNY	3,258,141
China Government Bond,
2.64%, 8/13/22	20,000,000	CNY	3,087,798
2.85%, 6/04/27	21,000,000	CNY	3,212,361
3.03%, 3/11/26	10,000,000	CNY	1,552,779
The Export-Import Bank of China 2.17%, 4/07/23	9,000,000	CNY	1,375,674
			17,268,682
Cyprus 1.2%
[a] Government of Cyprus, Reg S, 1.50%, 4/16/27	1,600,000	EUR	2,066,061

France 4.2%
French Republic Government Bond OAT,
[a,b] 144A, Reg S, 0.75%, 5/25/52	800,000	EUR	906,915
[a,c] Reg S, 11/25/29	2,350,000	EUR	2,802,309
[a] Reg S, 1.00%, 11/25/25	2,700,000	EUR	3,412,218
			7,121,442
Germany 17.5%
Government of Germany,
[a] Reg S, 4.25%, 7/04/39	1,750,000	EUR	3,657,107
[a] Reg S, 5.50%, 1/04/31	900,000	EUR	1,673,400
[a,c] senior bond, 180, Reg S, 10/18/24	7,000,000	EUR	8,485,546
[a,c] senior bond, Reg S, 8/15/26	11,000,000	EUR	13,435,514
KFW, senior note, 2.05%, 2/16/26	260,000,000	JPY	2,591,907
			29,843,474
Indonesia 0.1%
Indonesia Treasury Bond, senior bond, 8.25%, 5/15/36	3,000,000,000	IDR	227,514

Italy 3.3%
Italy Treasury Bond,
[a] senior bond, Reg S, 1.25%, 12/01/26	3,050,000	EUR	3,824,258

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a,b] senior unsecured bond, 144A, Reg S, 0.05%, 1/15/23	1,500,000	EUR	1,791,207
			5,615,465
Japan 22.9%
Development Bank of Japan, senior bond, 2.30%, 3/19/26	800,000,000	JPY	7,965,566
Government of Japan,
senior bond, 1.00%, 12/20/35	1,530,000,000	JPY	15,263,515
senior bond, 1.50%, 3/20/33	225,000,000	JPY	2,346,018
Japan Government Five Year Bond, senior bond, 142, 0.10%, 12/20/24	1,080,000,000	JPY	9,799,908
Japan Government Thirty Year Bond, senior bond, 0.40%, 12/20/49	450,000,000	JPY	3,774,608
			39,149,615
Mexico 0.2%
Mexican Bonos, senior bond, 8.00%, 11/07/47	6,000,000	[d]MXN	317,773
Netherlands 1.6%
[a,b] Government of the Netherlands, 144A, Reg S, 0.50%, 7/15/26	2,250,000	EUR	2,806,953
Poland 2.0%
Government of Poland,
2.50%, 7/25/27	5,400,000	PLN	1,508,809
senior bond, 0424, 2.50%, 4/25/24	6,750,000	PLN	1,864,598
			3,373,407
Portugal 0.8%
[a,b] Portugal Obrigacoes do Tesouro OT, 144A, Reg S, 0.90%, 10/12/35	1,050,000	EUR	1,277,786
Romania 1.3%
[a] Government of Romania, senior bond, Reg S, 2.00%, 1/28/32	1,800,000	EUR	2,162,097
Slovenia 1.8%
[a] Slovenia Government Bond, senior bond, Reg S, 0.875%, 7/15/30	2,450,000	EUR	3,125,863
Spain 4.4%
Government of Spain,
[c] senior note, 1/31/25	3,000,000	EUR	3,605,095
[a,b] senior unsecured bond, 144A, Reg S, 1.25%, 10/31/30	3,000,000	EUR	3,852,442
			7,457,537
[e] Supranational 2.4%
Asian Development Bank, senior bond, 339-00-1, 2.35%, 6/21/27	120,000,000	JPY	1,247,142
[a] European Investment Bank, senior bond, Reg S, 1.90%, 1/26/26	280,000,000	JPY	2,761,383
			4,008,525
Sweden 1.3%
Government of Sweden,
[a,b] 144A, Reg S, 1.50%, 11/13/23	9,000,000	SEK	1,095,394
senior bond, 0.75%, 5/12/28	9,000,000	SEK	1,096,622
			2,192,016
United Kingdom 1.3%
[a] United Kingdom Treasury Bond, Reg S, 4.75%, 12/07/30	1,170,000	GBP	2,212,689
Total Foreign Government and Agency Securities (Cost $149,757,455)			150,359,172
Corporate Bonds & Notes 6.0%
Czech Republic 0.1%
[a] Energo-Pro AS, senior note, Reg S, 4.00%, 12/07/22	200,000	EUR	236,169
Denmark 0.1%
[a] Nykredit Realkredit AS, secured bond, Reg S, 1.00%, 10/01/50	1,094,309	DKK	168,127
France 0.8%
[a] Air Liquide Finance SA, senior note, Reg S, 1.375%, 4/02/30	500,000	EUR	651,960
[a] Orange SA, senior note, Reg S, 1.375%, 3/20/28	500,000	EUR	640,180
			1,292,140
Germany 1.3%
[a] Aroundtown SA, senior note, Reg S, 1.625%, 1/31/28	300,000	EUR	375,732

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] Bertelsmann SE & Co. KGaA, senior note, Reg S, 1.25%, 9/29/25	500,000	EUR	627,306
[a] Deutsche Telekom AG, senior note, Reg S, 0.875%, 3/25/26	500,000	EUR	618,288
[a,c] Siemens Financieringsmaatschappij NV, senior note, Reg S, 2/20/26	500,000	EUR	595,995
			2,217,321
Romania 0.2%
[a] Globalworth Real Estate Investments Ltd., senior note, Reg S, 3.00%, 3/29/25	300,000	EUR	382,796
United Kingdom 0.4%
[a] RELX Finance BV, senior note, Reg S, 0.50%, 3/10/28	500,000	EUR	600,811
United States 3.1%
AbbVie Inc., senior note, 1.375%, 5/17/24	500,000	EUR	615,780
Air Products and Chemicals Inc., senior note, 0.50%, 5/05/28	300,000	EUR	362,922
Apple Inc., senior bond, 1.625%, 11/10/26	500,000	EUR	645,737
AT&T Inc., senior note, 0.25%, 3/04/26	500,000	EUR	596,660
DH Europe Finance II Sarl, senior note, 0.20%, 3/18/26	500,000	EUR	596,209
[a] Schlumberger Finance France SAS, senior note, Reg S, 1.00%, 2/18/26	500,000	EUR	619,380
Stryker Corp., senior note, 0.25%, 12/03/24	500,000	EUR	599,154
The Procter & Gamble Co., senior note, 0.50%, 10/25/24	500,000	EUR	608,224
Verizon Communications Inc., senior note, 0.875%, 4/02/25	500,000	EUR	612,817
			5,256,883
Total Corporate Bonds & Notes (Cost $9,040,947)			10,154,247
Total Investments before Short Term Investments (Cost $158,798,402)			160,513,419
Short Term Investments 0.6%
U.S. Government & Agency Securities 0.6%
[c] Federal Farm Credit Discount Notes, 7/01/21	1,105,000		1,105,000
Total Short Term Investments (Cost $1,105,000)			1,105,000
Total Investments (Cost $159,903,402) 94.7%			161,618,419
Other Assets, less Liabilities 5.3%			9,050,729
Net Assets 100.0%			$170,669,148

*	The principal amount is statedin U.S. dollars unless otherwiseindicated.
[a]	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and soldoutside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $79,253,539, representing 46.4%of net assets.
[b]	Security was purchased pursuant to Rule 144A underthe Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offeringregistered under the Securities Act of 1933. At June30, 2021, the aggregatevalue of these securities was $21,169,814, representing 12.4% of net assets.
[c]	The security was issued on a discount basis with no stated coupon rate.
[d]	Principal amount is stated in 100 Mexican Peso Units.
[e]	A supranational organization is an entity formed by two or more central governments through internationaltreaties.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

At June 30, 2021 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract Settlement		Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	CITI	Buy	1,750,000	$1,357,982	7/26/21	$—	$(46,111)
Australian Dollar	CITI	Buy	1,800,000	1,392,569	7/26/21	—	(43,215)
Australian Dollar	CITI	Sell	8,815,000	6,815,758	7/26/21	207,672	—
Canadian Dollar	CITI	Buy	2,000,000	1,655,276	7/26/21	—	(42,980)
Canadian Dollar	CITI	Sell	11,620,000	9,254,171	7/26/21	—	(113,270)
Chinese Yuan Renminbi	CITI	Sell	54,100,000	8,278,500	7/26/21	—	(76,190)
Chinese Yuan Renminbi	CITI	Sell	28,100,000	4,321,794	7/26/21	—	(17,704)
Chinese Yuan Renminbi	CITI	Sell	30,500,000	4,691,436	7/26/21	—	(18,695)
Danish Krone	CITI	Sell	1,141,000	184,709	7/26/21	2,787	—
Euro	CITI	Buy	50,221	18,300,000	7/26/21	—	(2,122)
Euro	CITI	Buy	5,750,000	6,952,847	7/26/21	—	(135,168)
Euro	CITI	Buy	3,000,000	3,665,054	7/26/21	—	(108,005)
Euro	CITI	Buy	1,000,000	1,224,513	7/26/21	—	(38,830)
Euro	CITI	Buy	80,000	97,605	7/26/21	—	(2,750)
Euro	CITI	Sell	76,500,000	92,016,113	7/26/21	1,311,348	—
Great British Pound	CITI	Buy	1,900,000	2,696,120	7/26/21	—	(72,803)
Great British Pound	CITI	Sell	4,577,844	6,381,615	7/26/21	61,017	—
Hungarian Forint	CITI	Buy	230,000,000	806,495	7/26/21	—	(31,431)
Hungarian Forint	CITI	Sell	207,796,714	686,863	7/26/21	—	(13,379)
Indonesian Rupiah	CITI	Sell	2,825,000,000	191,557	7/26/21	—	(2,907)
Japanese Yen	CITI	Sell	5,099,000,000	47,197,667	7/26/21	1,268,316	—
Mexican Peso	CITI	Sell	7,600,000	378,339	7/26/21	—	(2,172)
Polish Zloty	CITI	Sell	13,250,000	3,494,475	7/26/21	19,815	—
South African Rand	CITI	Sell	470,000	32,609	7/26/21	—	(160)
Swedish Krona	CITI	Buy	8,800,000	1,062,336	7/26/21	—	(34,122)
Swedish Krona	CITI	Sell	28,300,000	3,359,044	7/26/21	52,403	—
Total Forward Exchange Contracts						$2,923,358	$(802,014)
Net unrealized appreciation (depreciation)							$2,121,344
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Abbreviations

Selected Portfolio

OAT	-	Obligation Assumable by the Treasurer

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Franklin Liberty Investment Grade Corporate ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 97.4%
Aerospace & Defense 3.2%
Lockheed Martin Corp., senior note, 4.07%, 12/15/42	United States	4,100,000	$4,993,328
Northrop Grumman Corp., senior bond, 5.25%, 5/01/50	United States	8,750,000	12,309,881
Teledyne Technologies Inc., senior note, 0.95%, 4/01/24	United States	5,000,000	5,008,645
The Boeing Co.,
senior note, 2.196%, 2/04/26	United States	9,000,000	9,087,454
senior note, 4.508%, 5/01/23	United States	2,000,000	2,132,840
			33,532,148
Air Freight & Logistics 0.8%
FedEx Corp., senior bond, 4.75%, 11/15/45	United States	7,000,000	8,746,369

Airlines 1.5%
[a] Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 4.50%, 4.50%,
10/20/25	United States	10,000,000	10,750,929
United Airlines, senior bond, 2016-1 Class A, 3.45%, 1/07/30	United States	4,076,609	4,155,989
United Airlines 2020-1 Class B Pass Through Trust, 2020-1 Class B,
4.875%, 7/15/27	United States	970,500	1,030,693
			15,937,611
Banks 19.1%
Banco Santander SA, sub. note, 2.749%, 12/03/30	Spain	8,900,000	8,824,458
Bancolombia SA, senior note, 3.00%, 1/29/25	Colombia	6,200,000	6,375,150
Bank of America Corp.,
2.676%, 6/19/41	United States	5,000,000	4,859,927
senior note, 2.592% to 4/29/30, FRN thereafter, 4/29/31	United States	5,400,000	5,570,964
sub. bond, 4.183%, 11/25/27	United States	12,250,000	13,731,832
[a] BNP Paribas SA, senior note, 144A, 4.705% to 1/10/24, FRN
thereafter,1/10/25	France	11,900,000	12,992,215
[a] BPCE SA, senior note, 144A, 5.70%, 10/22/23	France	11,700,000	12,959,524
Citigroup Inc., senior bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28	United States	6,600,000	7,285,787
Deutsche Bank AG 0.898%, 5/28/24	Germany	5,000,000	4,979,426
Deutsche Bank AG/New York NY, senior note, 2.129% to 11/24/24, FRN
thereafter,11/24/26	Germany	8,000,000	8,123,279
HSBC Holdings PLC,
senior bond, 2.848% to 6/04/30, FRN thereafter, 6/04/31	United Kingdom	3,000,000	3,116,749
senior note, 1.645% to 4/18/25, FRN thereafter, 4/18/26	United Kingdom	16,500,000	16,729,303
JPMorgan Chase & Co.,
senior bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	8,000,000	8,239,020
senior note, 1.04% to 2/04/26, FRN thereafter, 2/04/27	United States	4,000,000	3,936,410
sub. bond, 4.25%, 10/01/27	United States	7,100,000	8,099,416
Morgan Stanley, senior unsecured note, 0.731%, to 4/05/23, FRN
thereafter, 4/05/24	United States	4,950,000	4,961,535
[a] National Australia Bank Ltd., sub. note, 144A, 2.332%, 8/21/30	Australia	12,000,000	11,662,700
[a] Standard Chartered PLC, senior note, 144A, 1.456%, to 1/14/26 FRN
thereafter, 1/14/27	United Kingdom	10,000,000	9,920,417
SVB Financial Group, senior note, 3.125%, 6/05/30	United States	4,500,000	4,798,085
Truist Bank, sub. note, 3.30%, 5/15/26	United States	6,800,000	7,457,848
Truist Financial Corp., sub. bond, 3.875%, 3/19/29	United States	7,300,000	8,321,312
[a] UniCredit SpA, 144A, 1.982%, 6/03/27	Italy	9,700,000	9,675,006
US Bancorp, senior note, 1.45%, 5/12/25	United States	4,000,000	4,092,681
Wachovia Corp., Subordinated, 5.50%, 8/01/35	United States	3,600,000	4,657,599
Wells Fargo & Co., sub. bond, 4.75%, 12/07/46	United States	8,100,000	10,271,250
			201,641,893
Beverages 1.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.90%, 2/01/46	United States	5,200,000	6,593,431
Anheuser-Busch InBev Worldwide Inc., senior bond, 5.80%, 1/23/59	Belgium	3,000,000	4,340,261

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] Coca-Cola Europacific Partners PLC, 144A, 0.50%, 5/05/23	United Kingdom	2,150,000	2,146,632
			13,080,324
Biotechnology 0.7%
AbbVie Inc.,
4.25%, 11/21/49	United States	3,100,000	3,721,333
senior note, 2.30%, 11/21/22	United States	4,000,000	4,106,527
			7,827,860
Building Products 1.4%
Carrier Global Corp., senior note, 3.577%, 4/05/50	United States	8,800,000	9,353,264
MDC Holdings Inc. 2.50%, 1/15/31	United States	6,000,000	5,852,940
			15,206,204
Capital Markets 3.5%
Brixmor Operating Partnership LP, senior bond, 4.125%, 5/15/29	United States	3,200,000	3,588,945
Credit Suisse Group AG,
[a] senior bond,144A, 3.869% to 1/12/28, FRN thereafter, 1/12/29	Switzerland	3,900,000	4,298,433
[a] senior note, 144A, 2.997% to 12/14/22, FRN thereafter, 12/14/23	Switzerland	8,400,000	8,676,976
Morgan Stanley, senior note, 1.794%, 2/13/32	United States	9,200,000	8,847,834
The Goldman Sachs Group Inc.,
senior note, FRN thereafter, 2.908%, 6/05/23	United States	3,750,000	3,833,913
senior note, Series FXD, .481%, 1/27/23	United States	4,000,000	4,002,528
sub. note, 4.25%, 10/21/25	United States	3,375,000	3,775,490
			37,024,119
Chemicals 0.3%
[a] Alpek SAB de CV, 144A, 3.25%, 2/25/31	Mexico	3,200,000	3,249,248

Commercial Services & Supplies 0.2%
[a] Ashtead Capital Inc., secured note, second lien, 144A, 4.125%, 8/15/25	United Kingdom	1,770,000	1,815,356

Computers & Peripherals 0.8%
Apple Inc., senior note, 3.20%, 5/11/27	United States	8,000,000	8,841,893

Containers & Packaging 0.9%
WRKCo Inc., senior bond, 4.90%, 3/15/29	United States	7,546,000	9,052,053

Diversified Financial Services 0.5%
Aon PLC 4.60%, 6/14/44	Ireland	4,000,000	5,031,503

Diversified Telecommunication Services 4.8%
AT&T Inc. 3.50%, 6/01/41	United States	12,000,000	12,487,424
France Telecom SA, senior bond, 9.00%, 3/01/31	France	6,600,000	10,390,924
T-Mobile USA Inc. 2.05%, 2/15/28	United States	11,000,000	11,197,285
Verizon Communications Inc., senior bond, 3.40%, 3/22/41	United States	15,800,000	16,734,362
			50,809,995
Electric Utilities 8.7%
Commonwealth Edison Co., first mortgage, Secured, 4.00%, 3/01/48	United States	3,500,000	4,216,610
Duke Energy Corp.,
senior bond, 3.75%, 4/15/24	United States	4,000,000	4,308,889
senior bond, 4.80%, 12/15/45	United States	3,365,000	4,125,436
Duke Energy Progress LLC, senior bond, 2.50%, 8/15/50	United States	5,000,000	4,629,766
[a] EDP Finance BV, senior note, 144A, 1.71%, 1/24/28	Netherlands	8,000,000	7,935,063
[a] Enel Finance International NV, senior note, 144A, 3.625%, 5/25/27	Italy	13,500,000	14,845,807
Exelon Corp., senior bond, 4.05%, 4/15/30	United States	10,000,000	11,401,285
Georgia Power Co.,
senior bond, 4.30%, 3/15/42	United States	3,545,000	4,196,771
senior bond, 4.75%, 9/01/40	United States	5,150,000	6,372,898
PSEG Power LLC, senior note, 3.85%, 6/01/23	United States	5,100,000	5,416,902
Public Service Electric and Gas Co., First Mortgage, 3.15%, 1/01/50	United States	2,250,000	2,411,924
Virginia Electric and Power Co., senior note, 3.50%, 3/15/27	United States	7,750,000	8,591,223

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] Vistra Operations Co. LLC, senior secured note, first lien, 144A, 3.55%,
7/15/24	United States	12,400,000	13,100,918
			91,553,492
Electronic Equipment, Instruments & Components 1.7%
Flex Ltd., senior note, 3.75%, 2/01/26	Singapore	5,300,000	5,800,972
FLIR Systems Inc., senior note, 2.50%, 8/01/30	United States	6,500,000	6,556,974
Jabil Inc., senior note, 3.60%, 1/15/30	United States	5,400,000	5,852,994
			18,210,940
Energy Equipment & Services 1.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., senior bond,
4.08%, 12/15/47	United States	2,485,000	2,844,345
Schlumberger Holdings Corp.,
[a] senior bond, 144A, 4.30%, 5/01/29	United States	6,500,000	7,437,794
[a] senior note, 144A, 3.75%, 5/01/24	United States	2,600,000	2,800,001
			13,082,140
Entertainment 0.6%
The Walt Disney Co., senior bond, 6.20%, 12/15/34	United States	4,300,000	6,118,540

Equity Real Estate Investment Trusts (REITs) 2.3%
Essex Portfolio LP, senior bond, 2.65%, 3/15/32	United States	10,000,000	10,166,189
[a] Global Net Lease Inc./Global Net Lease Operating Partnership LP, senior
note, 144A, 3.75%, 12/15/27	United States	3,400,000	3,369,905
Simon Property Group LP, senior note, 3.375%, 12/01/27	United States	10,000,000	10,906,344
			24,442,438
Food & Staples Retailing 2.0%
[a] Bimbo Bakeries USA Inc., 144A, 4.00%, 5/17/51	United States	2,700,000	2,912,104
[a] JBS Finance Luxembourg Sarl, 144A, 3.625%, 1/15/32	Luxembourg	1,200,000	1,200,828
The Kroger Co., senior bond, 4.45%, 2/01/47	United States	5,000,000	5,963,726
Walmart Inc., senior bond, 3.95%, 6/28/38	United States	9,000,000	10,855,230
			20,931,888
Health Care Providers & Services 4.5%
Anthem Inc., senior bond, 3.70%, 9/15/49	United States	3,100,000	3,442,720
Cigna Corp., senior bond, 4.90%, 12/15/48	United States	7,550,000	9,741,510
Cigna Holding Co. 3.05%, 10/15/27	United States	1,100,000	1,189,017
CVS Health Corp., senior bond, 5.30%, 12/05/43	United States	9,000,000	11,961,105
HCA Inc., senior secured bond, first lien, 4.50%, 2/15/27	United States	6,156,000	6,963,870
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/51	Ireland	6,500,000	6,915,305
UnitedHealth Group Inc. 3.05%, 5/15/41	United States	7,000,000	7,339,145
			47,552,672
Hotels, Restaurants & Leisure 1.6%
Las Vegas Sands Corp.,
3.20%, 8/08/24	United States	4,000,000	4,200,200
3.90%, 8/08/29	United States	6,000,000	6,392,455
Marriott International Inc., senior bond, 3.125%, 6/15/26	United States	6,000,000	6,378,269
			16,970,924
Household Durables 0.8%
Mohawk Industries Inc., senior bond, 3.625%, 5/15/30	United States	7,500,000	8,216,045

Household Products 2.4%
DR Horton Inc. 1.40%, 10/15/27	United States	3,600,000	3,523,985
[a] Kimberly-Clark de Mexico SAB de CV, senior bond, 144A, 2.431%, 7/01/31	Mexico	10,375,000	10,303,983
The Procter & Gamble Co., senior bond, 3.00%, 3/25/30	United States	10,000,000	11,042,324
			24,870,292
Insurance 4.6%
Aflac Inc., senior bond, 4.75%, 1/15/49	United States	6,000,000	7,936,397
Arch Capital Group Ltd., senior bond, 3.635%, 6/30/50	Bermuda	5,900,000	6,373,737
Arthur J Gallagher & Co. 3.50%, 5/20/51	United States	4,000,000	4,196,465
AXA SA 8.60%, 12/15/30	France	6,100,000	9,276,484
Marsh & McLennan Cos. Inc., senior bond, 4.90%, 3/15/49	United States	7,000,000	9,572,366
MetLife Inc., junior sub. bond, 6.40%, 12/15/66	United States	4,910,000	6,322,473

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

The Allstate Corp., senior bond, 4.20%, 12/15/46	United States	4,050,000	4,981,216
			48,659,138
Interactive Media & Services 1.3%
[a] Tencent Holdings Ltd., senior note, 144A, 3.595%, 1/19/28	China	12,000,000	13,155,924

Internet & Direct Marketing Retail 1.8%
Alibaba Group Holding Ltd.,
senior note, 2.125%, 2/09/31	Cayman Islands	3,600,000	3,542,445
senior note, 3.40%, 12/06/27	Cayman Islands	8,650,000	9,457,931
Amazon.com Inc., senior bond, 2.70%, 6/03/60	United States	6,400,000	6,148,637
			19,149,013
IT Services 1.1%
Fiserv Inc.,
senior bond, 3.50%, 7/01/29	United States	4,800,000	5,286,388
senior bond, 4.40%, 7/01/49	United States	5,000,000	6,042,822
			11,329,210
Machinery 0.4%
John Deere Capital Corp., senior note, 1.20%, 4/06/23	United States	4,000,000	4,062,017

Media 2.0%
Charter Communications Operating LLC/Charter Communications
Operating Capital, senior bond, 2.80%, 4/01/31	United States	7,450,000	7,624,934
Comcast Corp., senior bond, 4.95%, 10/15/58	United States	7,100,000	9,851,126
Fox Corp., senior bond, 5.476%, 1/25/39	United States	3,000,000	3,886,038

			21,362,098
Metals & Mining 0.5%
[a] Antofagasta PLC, senior note, 144A, 2.375%, 10/14/30	United Kingdom	5,000,000	4,823,750

Multi-Utilities 1.1%
Berkshire Hathaway Energy Co.,
senior bond, 3.80%, 7/15/48	United States	7,600,000	8,724,661
Sr. Unsecured, 5.15%, 11/15/43	United States	2,000,000	2,653,875
			11,378,536
Multiline Retail 1.1%
Dollar Tree Inc.,
senior note, 3.70%, 5/15/23	United States	5,050,000	5,338,219
senior note, 4.00%, 5/15/25	United States	6,100,000	6,739,034
			12,077,253
Oil, Gas & Consumable Fuels 8.1%
Aker BP ASA,
[a] senior bond, 144A, 4.00%, 1/15/31	Norway	3,350,000	3,686,312
[a] senior note, 144A, 3.75%, 1/15/30	Norway	5,000,000	5,400,850
Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	7,700,000	8,484,442
Cheniere Corpus Christi Holdings LLC, senior secured note, first lien,
5.875%, 3/31/25	United States	6,700,000	7,683,405
Chevron Corp., senior bond, 3.078%, 5/11/50	United States	4,200,000	4,354,143
Devon Energy Corp., Sr. Unsecured, 4.75%, 5/15/42	United States	2,700,000	3,057,016
EASTERN GAS TRAN 3.90%, 11/15/49	United States	5,000,000	5,418,400
Exxon Mobil Corp., senior bond, 3.567%, 3/06/45	United States	5,000,000	5,449,366
MPLX LP,
senior bond, 5.50%, 2/15/49	United States	1,775,000	2,302,636
senior note, 4.875%, 6/01/25	United States	8,000,000	9,036,923
Shell International Finance BV, senior bond, 3.25%, 4/06/50	Netherlands	7,000,000	7,458,460
TransCanada PipeLines Ltd.,
senior bond, 4.25%, 5/15/28	Canada	8,200,000	9,429,244
senior note, 6.10%, 6/01/40	Canada	3,400,000	4,681,849

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Valero Energy Corp., senior note, 4.35%, 6/01/28	United States	8,000,000	9,110,972
			85,554,018
Paper & Forest Products 0.5%
Suzano Austria GmbH, senior bond, 3.75%, 1/15/31	Austria	5,000,000	5,250,000
Pharmaceuticals 3.5%
AbbVie Inc. 4.05%, 11/21/39	United States	5,000,000	5,815,248
AmerisourceBergen Corp., senior note, 0.737%, 3/15/23	United States	5,000,000	5,009,669
Bristol-Myers Squibb Co.,
senior bond, 4.125%, 6/15/39	United States	3,450,000	4,172,402
senior bond, 5.00%, 8/15/45	United States	3,186,000	4,364,609
senior note, 2.90%, 7/26/24	United States	2,649,000	2,826,799
[a] Royalty Pharma PLC, senior secured note, 144A, 1.75%, 9/02/27	United Kingdom	4,200,000	4,136,719
Takeda Pharmaceutical Co. Ltd. 3.175%, 7/09/50	Japan	10,200,000	10,331,175
			36,656,621
Real Estate Management & Development 0.4%
ERP Operating LP, senior bond, 4.50%, 7/01/44	United States	3,500,000	4,416,333
Road & Rail 0.9%
Burlington Northern Santa Fe LLC, Sr. Unsecured, 5.75%, 5/01/40	United States	4,800,000	6,840,630
CSX Corp., senior bond, 4.25%, 11/01/66	United States	1,800,000	2,227,182

			9,067,812
Semiconductors & Semiconductor Equipment 0.7%
[a] Microchip Technology Inc., senior secured note, 144A, 0.983%, 9/01/24	United States	7,050,000	7,019,807
Software 1.5%
Microsoft Corp.,
senior bond, 2.675%, 6/01/60	United States	3,600,000	3,575,613
senior note, 2.65%, 11/03/22	United States	2,500,000	2,572,012
ServiceNow Inc., senior bond, 1.40%, 9/01/30	United States	10,300,000	9,675,727
			15,823,352
Specialty Retail 1.0%
AutoZone Inc.,
senior bond, 1.65%, 1/15/31	United States	7,000,000	6,669,565
senior note, 3.75%, 4/18/29	United States	3,300,000	3,682,706
			10,352,271
Tobacco 1.6%
Imperial Brands Finance PLC,
[a] senior bond, 144A, 3.875%, 7/26/29	United Kingdom	3,400,000	3,691,347
[a] senior note, 144A, 4.25%, 7/21/25	United Kingdom	11,765,000	12,965,611
			16,656,958
Wireless Telecommunication Services 0.6%
[a] Sprint Spectrum Co. LLC, senior secured bond, first lien, 144A, 5.152%,
9/20/29	United States	5,500,000	6,337,925
[a] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co.
III LLC, first lien, 144A, 3.36%, 3/20/23	United States	487,500	490,496
			6,828,421
Total Corporate Bonds & Notes (Cost $998,914,115)			1,027,368,479
Total Investments before Short Term Investments (Cost $998,914,115)			1,027,368,479
Short Term Investments 0.4%
Discount Notes 0.4%
Federal Farm Credit Discount Notes 0.01%, 7/01/21	United States	4,420,000	4,420,000
Total Short Term Investments (Cost $4,420,000) 0.4%			4,420,000
Total Investments (Cost $1,003,334,115) 97.8%			1,031,788,479
Other Assets, less Liabilities 2.2%			22,707,772
Net Assets 100.0%			$1,054,496,251

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was
$213,762,580, representing 20.3% of net assets.

At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Ultra 10 Yr. U.S. Treasury Note			Short	64	$9,421,000	9/21/21	$(121,722)
U.S. Treasury 5 Yr. Note			Short	97	11,972,680	9/30/21	44,588
U.S. Treasury 10 Yr. Note			Short	124	16,430,000	9/21/21	(49,623)
Total Futures Contracts							$(126,757)
*As of period end.
Abbreviations
Selected Portfolio
FRN	-	Floating Rate Note
REIT	-	Real Estate Investment Trust
TRAN	-	Tax and Revenue Anticipation Note

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin Liberty Federal Tax-Free Bond ETF	Principal Amount*	Value
Municipal Bonds 100.4%
Alabama 2.6%
Black Belt Energy Gas District,
Refunding, 4.00%, 12/01/23	435,000		$472,800
Refunding, 4.00%, 12/01/24	475,000		530,914
City of Huntsville, Series 2019A, 5.00%, 5/01/37	250,000		319,782
Lower Alabama Gas District, 4.00%, 12/01/50	1,750,000		1,991,127
			3,314,623
Alaska 0.6%
Alaska Municipal Bond Bank Authority, Refunding, Series 2020-1, 5.00%, 12/01/31	425,000		562,648
Borough of Matanuska-Susitna, State of Alaska Department of Administration, Refunding, 4.00%, 9/01/30	150,000		165,431
			728,079
Arizona 1.8%
City of Phoenix Civic Improvement Corp., Wastewater Revenue, Series 2018A, 5.00%, 7/01/25	100,000		118,067
Glendale Industrial Development Authority, People of Faith, Inc. Obligated Group, 4.00%, 5/15/31	400,000		446,233
Maricopa County Union High School District No 210-Phoenix, Series 2020C, 4.00%, 7/01/36	455,000		547,581
Salt River Project Agricultural Improvement & Power District, Refunding, 5.00%, 1/01/39	315,000		389,437
Scottsdale Municipal Property Corp., Refunding, 5.00%, 7/01/34	100,000		139,489
University of Arizona, Refunding, 5.00%, 6/01/37	545,000		650,512
			2,291,319
California 4.7%
Burbank Redevelopment Agency Successor Agency, Refunding, 3.00%, 12/01/32	100,000		109,803
California Health Facilities Financing Authority, Kaiser Foundation Hospitals, Subseries 2017A-2, 4.00%,
11/01/38	1,005,000		1,180,288
Clovis Unified School District, Refunding, zero cpn., 8/01/35	200,000		136,830
Konocti Unified School District, Series 2004C, zero cpn., 8/01/28	150,000		129,103
Los Angeles Department of Water & Power Power System Revenue, Series 2018D, 5.00%, 7/01/31	400,000		511,806
Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/37	100,000		118,735
Sacramento Municipal Utility District, Electric System Revenue, 5.00%, 8/15/38	500,000		663,323
Sierra View Local Health Care District, Tulare County, Refunding, 4.00%, 7/01/26	500,000		575,591
South Tahoe Joint Powers Financing Authority, Project Area 1, Refunding, Series 2017A, 5.00%, 10/01/30	100,000		121,128
State of California, Refunding, 3.00%, 10/01/37	2,220,000		2,459,717
University of California, Limited Project, Series 2017M, 5.00%, 5/15/34	100,000		124,076
			6,130,400
Colorado 4.0%
Adams & Weld Counties School District No 27J Brighton, 5.00%, 12/01/42	100,000		123,074
Arapahoe County School District No 5 Cherry Creek, Series 2017C, 5.00%, 12/15/35	100,000		124,631
Board of Governors of Colorado State University System, Refunding, Series 2017A, 4.00%, 3/01/35	115,000		133,549
City of Colorado Springs, Utilities System Revenue, Refunding, Series 2017A-1, 4.00%, 11/15/33	100,000		117,557
City of Greeley, Water Revenue, 4.00%, 8/01/31	100,000		118,606
City of Westminster, Water & Wastewater Utility Revenue, Refunding, 5.00%, 12/01/30	200,000		269,368
Colorado Water Resources & Power Development Authority State Revolving Fund, Series 2019A, 4.00%,
9/01/31	150,000		183,883
Regional Transportation District,
Denver Transit Partners LLC, Refunding, 5.00%, 7/15/31	900,000		1,184,077
Denver Transit Partners LLC, Refunding, 5.00%, 1/15/32	250,000		328,179
Sterling Ranch Community Authority Board, Sterling Ranch Colorado Metropolitan District No 2, Refunding,
Series 2020A, 3.375%, 12/01/30	100,000		110,487
Weld County School District No Re-5J, 4.00%, 12/01/40	2,000,000		2,451,364
			5,144,775
Connecticut 2.7%
Connecticut State Health & Educational Facilities Authority, Yale-New Haven Health Obligated Group,
Refunding, Series 2014B, VRDN, 1.80%, 7/01/49	225,000		233,171
State of Connecticut,
Series 2020C, 4.00%, 6/01/37	1,000,000		1,212,760
Series 2021A, 3.00%, 1/15/33	500,000		564,903
Series 2021A, 3.00%, 1/15/34	1,000,000		1,122,327

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Transportation Infrastructure Purposes, Series 2015A, 5.00%, 8/01/31	320,000	376,033
		3,509,194
Delaware 0.6%
Delaware Transportation Authority, Refunding, 4.00%, 7/01/37	365,000	445,405
University of Delaware, 5.00%, 11/01/37	250,000	320,426
		765,831
District of Columbia 0.5%
District of Columbia, Income Tax Revenue, Series 2019A, 5.00%, 3/01/33	500,000	652,446

Florida 3.8%
City of Fort Myers, Utility System Revenue, Series 2019A, 4.00%, 10/01/34	500,000	591,442
City of Gainesville, Utilities System Revenue, Series 2017A, 5.00%, 10/01/36	250,000	310,042
City of Pompano Beach, John Knox Village of Florida, Inc., Obligated Group, 3.50%, 9/01/30	250,000	277,803
County of Miami-Dade,
Aviation Revenue, Refunding, Series 2020A, 4.00%, 10/01/34	1,000,000	1,209,048
Transit System, Refunding, 4.00%, 7/01/36	600,000	718,059
County of Pasco, Series 2019B, 5.00%, 10/01/36	455,000	587,002
County of Sarasota,
5.00%, 10/01/34	250,000	326,892
Utility System Revenue, Refunding, Series 2019A, 5.00%, 10/01/34	100,000	128,175
State of Florida, Department of Transportation Turnpike System Revenue, Refunding, Series 2020A, 3.00%,
7/01/36	650,000	728,195
		4,876,658
Georgia 3.0%
City of Atlanta, Department of Aviation, Series 2019A, 5.00%, 7/01/34	175,000	225,437
Cobb County Kennestone Hospital Authority, WellStar Health System Obligated Group, 3.00%, 4/01/37	910,000	995,131
Coweta County, Water & Sewage Authority, Refunding, 4.00%, 6/01/35	100,000	123,628
Georgia State Road & Tollway Authority, 5.00%, 6/01/32	1,500,000	1,982,482
Main Street Natural Gas, Inc.,
Series 2018A, VRDN, 4.00%, 4/01/48	100,000	107,292
Series 2018B, Monthly, VRDN, 0.809%, 4/01/48	425,000	427,198
		3,861,168
Hawaii 0.2%
State of Hawaii, State Highway Fund, Refunding, Series 2016B, 5.00%, 1/01/29	255,000	308,903

Illinois 9.9%
Chicago Transit Authority Capital Grant Receipts Revenue, Section 5307, 5.00%, 6/01/28	1,000,000	1,267,102
City of Chicago,
zero cpn., 1/01/31	1,000,000	793,942
Wastewater Transmission Revenue, Refunding, Series 1998A, zero cpn., 1/01/27	1,580,000	1,482,086
County of Cook,
Sales Tax Revenue, Refunding, Series 2021A, 4.00%, 11/15/39	1,250,000	1,499,527
Sales Tax Revenue, Refunding, Series 2021A, 4.00%, 11/15/40	500,000	598,772
Illinois Finance Authority,
Field Museum of Natural History, Refunding, Monthly, VRDN, 0.563%, 11/01/34	290,000	289,964
State of Illinois Water Revolving Fund - Clean Water Program, 4.00%, 7/01/38	1,500,000	1,829,820
Northern Illinois University,
[a] Refunding, 5.00%, 10/01/25	325,000	381,642
[a] Refunding, 5.00%, 10/01/26	295,000	355,713
State of Illinois,
Series 2020B, 5.00%, 10/01/31	750,000	968,838
Series 2019B, 4.00%, 11/01/38	200,000	231,413
5.50%, 5/01/30	100,000	133,191
5.50%, 5/01/39	250,000	324,045
Refunding, 5.00%, 2/01/28	700,000	843,845
University of Illinois,
[a] Auxiliary Facilities System, Series 2021A, 5.00%, 4/01/29	725,000	934,009
[a] Auxiliary Facilities System, Series 2021A, 5.00%, 4/01/30	555,000	728,831

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Upper Illinois River Valley Development Authority, 2018 IAVF Timber Oaks & Prairie View Obligated Group,
Refunding, 3.50%, 12/01/32	150,000	156,255
		12,818,995
Indiana 0.2%
East Allen Multi School Building Corp., East Allen County Schools, 5.00%, 1/15/38	250,000	304,236

Iowa 2.3%
Iowa Finance Authority, Iowa Finance Authority State Revolving Fund, Series 2020A, 5.00%, 8/01/33	2,130,000	2,847,351
Iowa Tobacco Settlement Authority, Refunding, Class A, Series 2021B-1, 0.375%, 6/01/30	140,000	140,118
		2,987,469
Kansas 0.1%
Douglas County Unified School District No 497 Lawrence, Series 2017A, 3.50%, 9/01/32	100,000	110,388

Kentucky 0.8%
Kentucky Municipal Power Agency, Prairie State Project, Refunding, 5.00%, 9/01/34	285,000	346,375
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Obligated Group, VRDN, 5.00%,
10/01/47	500,000	649,500
		995,875
Louisiana 2.4%
City of New Orleans, Sewerage Service Revenue, Series 2020B, 5.00%, 6/01/30	800,000	1,029,972
Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax, Refunding, 5.00%,
8/01/30	250,000	328,976
[a] Louisiana Public Facilities Authority, Loyola University Project, 5.00%, 10/01/26	220,000	268,042
State of Louisiana, Series 2017B, 4.00%, 10/01/34	240,000	281,858
Terrebonne Levee & Conservation District, Green Bond, Series 2020B, 4.00%, 6/01/39	1,000,000	1,150,426
		3,059,274
Maine 0.6%
Maine Municipal Bond Bank, Series 2017C, 5.00%, 11/01/31	135,000	168,933
Maine State Housing Authority, Series 2018F, 3.85%, 11/15/33	500,000	550,488
		719,421
Maryland 3.7%
City of Baltimore, Water Project, Series 2020A, 4.00%, 7/01/37	1,030,000	1,260,796
City of Cumberland,
Refunding, 5.00%, 6/01/26	1,135,000	1,369,730
Refunding, 5.00%, 6/01/27	1,210,000	1,498,600
County of Prince George's, Series 2017A, 3.00%, 9/15/32	100,000	111,119
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Obligated Group, Refunding,
4.00%, 1/01/30	365,000	431,095
State of Maryland, Series 2019-1, 5.00%, 3/15/32	135,000	174,716
		4,846,056
Massachusetts 3.2%
Commonwealth of Massachusetts,
Series 2019G, 5.00%, 9/01/27	550,000	694,148
Consolidated Loan, Sereis 2020, 5.00%, 7/01/37	350,000	458,681
Massachusetts Bay Transportation Authority, Sustainability Bond, Series 2017A-1, 5.00%, 7/01/33	100,000	123,683
Massachusetts Development Finance Agency,
Worcester Polytechnic Institute, 4.00%, 9/01/44	400,000	463,995
Beth Israel Lahey Health Obligated Group, Refunding, Series 2016I, 5.00%,
7/01/34	490,000	584,823
Massachusetts Water Resources Authority, Series 2020B, 5.00%, 8/01/36	1,000,000	1,326,841
Town of Braintree, 4.00%, 6/01/32	250,000	297,651
University of Massachusetts, Refunding, Series 2019-1, 5.00%, 5/01/31	100,000	129,759
		4,079,581
Michigan 1.3%
Lansing Board of Water & Light, Refunding, Series 2019A, 5.00%, 7/01/35	225,000	290,267
Michigan Finance Authority, Tobacco Settlement Revenue, Refunding, Class 2, Series 2020B-1, 1.25%,
6/01/30	115,000	115,811

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

State of Michigan, Trunk Line Revenue, 5.00%, 11/15/32	1,000,000	1,342,611
		1,748,689
Minnesota 2.4%
City of Center City, Hazelden Betty Ford Foundation, Refunding, 4.00%, 11/01/34	125,000	145,316
Dakota County Community Development Agency, Refunding, Series 2020B, 5.00%, 1/01/28	1,000,000	1,268,742
Minnesota Higher Education Facilities Authority, Macalester College, 3.00%, 3/01/35	500,000	537,168
Minnesota Housing Finance Agency,
Series 2019A, 4.00%, 8/01/34	250,000	298,445
Series 2020D, 4.00%, 8/01/29	500,000	612,358
Northern Municipal Power Agency, Refunding, 5.00%, 1/01/36	100,000	117,297
Southern Minnesota Municipal Power Agency, Series 2017A, 5.00%, 1/01/31	100,000	123,090
		3,102,416
Mississippi 0.2%
Mississippi Home Corp., Patriot Services Group Obligated Group, 5.20%, 6/01/36	280,000	280,833

Missouri 1.8%
Curators of the University of Missouri, Refunding, Series 2020B, 5.00%, 11/01/30	500,000	674,844
Health & Educational Facilities Authority of the State of Missouri, St Luke's Episcopal-Presbyterian Hospitals
Obligated Group, 4.00%, 12/01/35	755,000	880,538
Kansas City Industrial Development Authority, Airport Revenue, AMT, 5.00%, 3/01/33	500,000	642,755
Park Hill School District of Platte County, 3.00%, 3/01/33	100,000	107,588
		2,305,725
Montana 0.1%
Cascade County High School District A Great Falls, 5.00%, 7/01/25	100,000	117,285

Nevada 0.5%
City of Las Vegas, Refunding, Series 2019C, 4.00%, 6/01/32	500,000	581,039
Clark County School District, Series 2017A, 5.00%, 6/15/26	100,000	120,979
		702,018
New Hampshire 0.1%
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire
Obligated Group, Refunding, Series 2017A, 5.00%, 7/01/27	100,000	125,245

New Jersey 7.7%
New Jersey Economic Development Authority,
Municipal Rehabilitation, Refunding, Series 2019A, VRDN, 5.25%, 4/01/28	1,000,000	1,267,335
State of New Jersey Department of the Treasury, Refunding, Weekly, VRDN,
1.63%, 3/01/28	1,000,000	1,016,055
New Jersey Transportation Trust Fund Authority,
Series 2006C, zero cpn., 12/15/29	870,000	759,245
Series 2020AA, 4.00%, 6/15/36	1,000,000	1,191,060
5.00%, 6/15/34	1,000,000	1,252,982
New Jersey Turnpike Authority, Series 2021A, 4.00%, 1/01/42	625,000	751,459
Pinelands Regional School District, 3.00%, 8/01/27	100,000	110,557
State of New Jersey,
COVID-19 General Obligation Emergency Bonds, Series 2020A, 4.00%, 6/01/32	2,000,000	2,525,373
COVID-19 General Obligation Emergency Bonds, Series 2020A, 3.00%, 6/01/32	940,000	1,068,620
		9,942,686
New Mexico 0.1%
City of Santa, Wastewater Utility System Revenue, 4.00%, 6/01/35	100,000	117,612

New York 8.8%
City of New York,
Series 2017B-1, 4.00%, 10/01/36	100,000	116,269
Subseries 2018F-1, 5.00%, 4/01/37	500,000	619,593
Long Island Power Authority, Series 2019A, 5.00%, 9/01/28	300,000	386,540
Metropolitan Transportation Authority,
Green Bond, Refunding, Series 2017B, 5.00%, 11/15/28	100,000	127,954
Climate Bond Certified, 5.00%, 11/15/32	500,000	654,864
Libor Variable, Refunding, Subseries 2012G-4, Monthly, VRDN, 0.612%, 11/01/30	1,000,000	1,004,832
New York City Industrial Development Agency,

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Yankee Stadium LLC, Refunding, 5.00%, 3/01/30	1,000,000	1,297,485
Queens Ballpark Co. LLC, Refunding, 5.00%, 1/01/26	1,000,000	1,194,331
New York City Transitional Finance Authority, Future Tax Secured Revenue, Subseries 2017B-1, 5.00%,
8/01/34	100,000	125,081
New York City Water & Sewer System, Water & Sewer System, Refunding, 5.00%, 6/15/26	1,000,000	1,219,611
New York Liberty Development Corp. , Goldman Sachs Headquarters LLC, Refunding, 5.25%, 10/01/35	1,300,000	1,874,412
New York State Dormitory Authority,
Refunding, 3.00%, 10/01/33	100,000	107,611
Sales Tax Revenue, Series 2018A, GROUP 2, 5.00%, 3/15/33	670,000	844,876
Rochester Institute of Technology, 5.00%, 7/01/39	300,000	381,508
New York State Urban Development Corp., State of New York Personal Income Tax Revenue, Series 2013C,
5.00%, 3/15/31	630,000	679,832
New York Transportation Development Corp.,
JFK International Air Terminal LLC, AMT, Refunding, 5.00%, 12/01/30	100,000	131,548
JFK International Air Terminal LLC, Refunding, 5.00%, 12/01/34	500,000	657,918
		11,424,265
North Carolina 0.2%
City of Winston-Salem, Water & Sewer System Revenue, 4.00%, 6/01/33	100,000	117,895
University of North Carolina at Charlotte, 4.00%, 10/01/34	100,000	116,390
		234,285
Ohio 2.2%
American Municipal Power, Inc., Refunding, 5.00%, 2/15/33	705,000	913,355
City of Columbus, Series 2017A, 3.00%, 4/01/28	100,000	112,433
County of Franklin,
Nationwide Children's Hospital, Inc., 3.125%, 11/01/33	50,000	54,468
Sales Tax Revenue, 5.00%, 6/01/43	450,000	557,398
Hudson City School District, 4.00%, 12/01/31	100,000	115,032
Licking Heights Local School District, 5.00%, 10/01/30	100,000	123,143
Northeast Ohio Regional Sewer District,
Refunding, 4.00%, 11/15/34	100,000	118,660
Refunding, 3.00%, 11/15/35	500,000	563,807
Ohio Water Development Authority, Refunding, 4.00%, 12/01/30	100,000	125,769
State of Ohio, Highway, Series 2016S, 5.00%, 5/01/23	100,000	108,858
		2,792,923
Oklahoma 1.3%
City of Oklahoma City, 4.00%, 3/01/33	500,000	578,900
Oklahoma State University,
Series 2021A, 5.00%, 9/01/24	405,000	464,376
Series 2021A, 5.00%, 9/01/25	500,000	593,636
		1,636,912
Oregon 4.4%
City of Beaverton, Water Revenue, 5.00%, 4/01/34	500,000	652,537
Clackamas County School District No 7J Lake Oswego, 5.00%, 6/01/29	310,000	385,688
County of Washington, 5.00%, 3/01/25	175,000	204,414
Deschutes County Hospital Facilities Authority, St Charles Health System Obligated Group, 4.00%, 1/01/38	1,000,000	1,201,266
Portland Community College District, 5.00%, 6/15/25	100,000	117,976
Salem-Keizer School District No 24J,
Series 2020C, 4.00%, 6/15/36	500,000	612,249
Series 2020B, 5.00%, 6/15/30	1,815,000	2,429,535
State of Oregon Housing & Community Services Department, Series 2017D, 3.15%, 7/01/32	85,000	90,844
		5,694,509
Pennsylvania 3.7%
Albert Gallatin Area School District, Series 2020B, 4.00%, 9/01/27	1,000,000	1,174,667
Delaware Valley Regional Finance Authority, Series 1998A, 5.50%, 8/01/28	810,000	1,054,540
Geisinger Authority, Geisinger Health System Obligated Group, 4.00%, 4/01/39	1,775,000	2,105,891
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Series 2017A, 3.375%,
11/15/33	125,000	139,067

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Pennsylvania State University, Series 2019A, 5.00%, 9/01/38	250,000	322,844
		4,797,009
Puerto Rico 0.7%
Puerto Rico Highway & Transportation Authority,
Refunding, Series 2007N, 5.25%, 7/01/36	200,000	218,022
Series 2007CC, 5.50%, 7/01/28	550,000	648,890
		866,912
South Dakota 1.8%
County of Lincoln, Augustana College Association, 4.00%, 8/01/41	900,000	1,030,712
South Dakota Board of Regents Housing & Auxiliary Facilities System, Refunding, 3.00%, 4/01/34	1,230,000	1,365,893
		2,396,605
Tennessee 1.4%
Chattanooga Health Educational & Housing Facility Board, CommonSpirit Health Obligated Group, Series
2019A-1, 5.00%, 8/01/25	250,000	293,997
City of Kingsport, Series 2017B, 3.00%, 3/01/35	130,000	138,310
City of Lawrenceburg, Refunding, 2.50%, 6/01/27	100,000	103,270
Metropolitan Government of Nashville & Davidson County,
Refunding, 4.00%, 7/01/29	100,000	118,518
Water & Sewer Revenue, Series 2017A, 5.00%, 7/01/36	100,000	123,282
Tennessee Energy Acquisition Corp., VRDN, 5.00%, 5/01/52	500,000	663,103
Tennessee Housing Development Agency, Refunding, 1.95%, 1/01/26	250,000	261,516
Tennessee State School Bond Authority, Higher Educational Facility 2nd Program, 5.00%, 11/01/37	100,000	123,391
		1,825,387
Texas 5.7%
Central Texas Regional Mobility Authority, Senior Lien, Refunding, Series 2020B, 5.00%, 1/01/33	400,000	520,563
City of El Paso, Water & Sewer Revenue, 4.00%, 3/01/33	100,000	115,780
City of Fort Worth, Water & Sewer System Revenue, 5.00%, 2/15/32	295,000	367,911
City of Round Rock, Utility System Revenue, Refunding, 2.75%, 8/01/29	100,000	106,915
Cypress-Fairbanks Independent School District, 4.00%, 2/15/34	750,000	920,482
Lamar Consolidated Independent School District, 4.00%, 2/15/30	600,000	732,434
Lewisville Independent School District, 5.00%, 8/15/32	750,000	972,229
Pflugerville Independent School District, Series 2019A, 5.00%, 2/15/29	100,000	126,763
Texas A&M University, Refunding, Series 2017C, 5.00%, 5/15/33	100,000	123,353
Texas Municipal Gas Acquisition & Supply Corp III,
Refunding, 5.00%, 12/15/31	1,000,000	1,334,022
Refunding, 5.00%, 12/15/32	1,000,000	1,352,222
Texas Water Development Board,
State Water Implementation Revenue Fund, Series 2017A, 4.00%, 10/15/33	115,000	136,418
State Water Implementation Revenue Fund, Series 2017A, 4.00%, 10/15/35	500,000	591,591
		7,400,683
Utah 1.6%
City of Provo, Refunding, 4.00%, 1/01/23	100,000	105,773
City of South Jordan, 5.00%, 8/15/38	325,000	416,606
Utah Infrastructure Agency, 4.00%, 10/15/30	500,000	603,529
Utah State Building Ownership Authority, Master Lease Program, 2.50%, 5/15/27	100,000	105,951
Utah Transit Authority, Refunding, Series 2015A, 5.00%, 6/15/29	500,000	586,652
Utah Water Finance Agency, Central Valley Water Reclamation Facility, Series 2019B, 5.00%, 3/01/38	200,000	252,536
		2,071,047
Virginia 1.4%
Charles City County Economic Development Authority, Waste Management, Inc., AMT, 1.45%, 4/01/27	1,100,000	1,120,762
County of Arlington, 4.00%, 6/15/35	500,000	609,004
Virginia College Building Authority, 5.00%, 9/01/32	100,000	127,614

		1,857,380
Washington 2.5%
City of Seattle,
Drainage & Wastewater Revenue, 4.00%, 4/01/31	125,000	143,099
Municipal Light & Power Revenue, Series 2017C, 4.00%, 9/01/35	700,000	816,882
King & Snohomish Counties School District No 417 Northshore, 5.00%, 12/01/31	100,000	126,211
Spokane County School District No 356 Central Valley,
5.00%, 12/01/26	100,000	123,358

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

5.00%, 12/01/28	310,000	393,217
Washington Health Care Facilities Authority,
Multicare Health System Obligated Group, Refunding, Series 2017B, 5.00%,
8/15/29	125,000	157,022
Seattle Cancer Care Alliance Obligated Group, 5.00%, 12/01/32	250,000	333,625
Washington State Housing Finance Commission, Series 2021A-1, 3.50%, 12/20/35	998,880	1,166,179
		3,259,593
Wisconsin 2.0%
City of Brookfield, Refunding, 3.00%, 12/01/25	100,000	110,840
Public Finance Authority, WV 2020 Holdings LLC Obligated Group, VRDN, 3.50%, 12/01/50	200,000	205,861
State of Wisconsin, Series 2020A, 5.00%, 5/01/31	1,365,000	1,740,777
Wisconsin Center District, Series 2020C, zero cpn., 12/15/30	680,000	582,611

		2,640,089
Wyoming 0.8%
County of Laramie, Cheyenne Regional Medical Center, Refunding, 3.00%, 5/01/42	1,000,000	1,079,038

Total Investments (Cost $126,442,119) 100.4%		129,923,837

Other Assets, less Liabilities (0.4)%		(480,644)
Net Assets 100.0%		$129,443,193

*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security purchased on a when-issued basis.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin Liberty Senior Loan ETF	Country	Principal Amount*	Value
* Corporate Bonds & Notes 3.0%
Airlines 0.9%
[a] American Airlines Inc./AAdvantage Loyalty IP Ltd., senior secured note,
144A, 5.50%, 4/20/26	United States	1,500,000	1,590,000
[a] Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 4.50%, 10/20/25	United States	250,000	268,773
			1,858,773
Chemicals 0.2%
[a] SCIH Salt Holdings Inc., senior secured note, 144A, 4.875%, 5/01/28	United States	500,000	501,220
Construction Materials 0.2%
[a] Cemex SAB de CV, senior secured note, 144A, 5.20%, 9/17/30	Mexico	375,000	413,460
Containers & Packaging 0.2%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group
Issuer Luxembourg SA, senior secured note, 4.00%, 10/15/27	United States	400,000	397,729
Diversified Financial Services 0.3%
[a] Altice France SA, senior secured note, 144A, 5.125%, 7/15/29	France	500,000	503,075
[a] Vmed O2 UK Financing I PLC, senior secured bond, 144A, 4.25%, 1/31/31	United Kingdom	210,000	206,592
			709,667
Media 0.4%
[a] Diamond Sports Group LLC/Diamond Sports Finance Co., first lien, 144A,
5.375%, 8/15/26	United States	1,210,000	785,048
[a] Univision Communications Inc., senior secured note, first lien, 144A,
5.125%, 2/15/25	United States	44,444	45,478
			830,526
Oil, Gas & Consumable Fuels 0.1%
Cheniere Energy Inc., 4.625%, 10/15/28	United States	150,000	158,438
Pharmaceuticals 0.6%
[a] Endo Luxembourg Finance Co. I Sarl/Endo US Inc., 144A, 6.125%, 4/01/29	United States	1,325,000	1,300,156
Specialty Retail 0.1%
[a] Staples Inc., 144A, 7.50%, 4/15/26	United States	161,000	166,957

Total Corporate Bonds & Notes (Cost $6,250,396)			6,336,926
[b] Senior Floating Rate Interests 94.4%
Aerospace & Defense 4.0%
AI Convoy (Luxembourg) S.A.R.L, 4.50%, 1/17/27	United States	965,113	965,890
Dynasty Acquisition Co. Inc.,
Initial Term B-1 Loan, 3.647%, 4/06/26	United States	2,745,280	2,678,364
Initial Term B-2 Loan (CAD), 3.647%, 4/06/26	United States	1,475,957	1,439,980
[c] Madison IAQ LLC, Term Loan, TBD, 6/16/28	United States	809,524	810,916
Peraton Holding Corp., Term Loan B, 2/01/28	United States	2,468,706	2,480,185
			8,375,335
Air Freight & Logistics 0.2%
Kenan Advantage Group Inc., 2021 Term Loan B1, 4.50%, 3/24/26	United States	353,657	355,066
Airlines 2.6%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 4/20/28	United States	724,129	755,857
American Airlines Inc., 2018 Replacement Term Loans, 3.542%, 6/27/25	United States	1,583,130	1,521,791
Kestrel Bidco Inc., Term Loan B, 4.00%, 12/11/26	Canada	2,180,455	2,140,934
[c] SkyMiles IP Ltd/Delta Air Lines Inc., Term Loan B, TBD, 10/20/27	United States	136,597	144,460

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

United Airlines Inc., 2021 Term Loan B, 4.50%, 4/21/28	United States	1,001,953	1,016,497
			5,579,539
Auto Components 1.3%
Clarios Global LP, 2021 USD Term Loan B, 3.359%, 4/30/26	United States	2,672,079	2,652,880
Auto Parts & Equipment 0.3%
Truck Hero Inc., 2021 Term Loan B, 4.50%, 1/31/28	United States	598,500	599,362
Building Products 1.9%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 4.25%,
5/12/28	United States	2,380,920	2,390,527
White Cap Buyer LLC, Term Loan, 4.50%, 10/19/27	United States	1,595,242	1,600,044
			3,990,571
Chemicals 2.9%
INEOS Styrolution US Holding LLC, 2021 USD Term Loan B, 3.25%,
1/29/26	United States	1,731,000	1,728,836
Nouryon USA LLC, Term Loan B, 3.151%, 10/01/25	Netherlands	2,519,571	2,504,352
SCIH Salt Holdings Inc., 2021 Incremental Term Loan B, 4.75%, 3/16/27	United States	1,840,899	1,846,846
			6,080,034
Commercial Services & Supplies 2.3%
Intrado Corp., Term B Loans, 5.00%, 10/10/24	United States	749,698	734,828
KUEHG Corp., 2018 Incremental Term Loan, 4.75%, 2/21/25	United States	1,097,172	1,082,486
Prime Security Services Borrower LLC, 2021 Term Loan, 3.50%, 9/23/26	United States	2,977,037	2,977,737
			4,795,051
Communications Equipment 1.2%
CommScope Inc., Initial Term Loans, 3.406%, 4/06/26	United States	2,585,573	2,577,958
Computer & Electronics Retail 0.6%
[c] Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, TBD, 5/03/28	United States	1,209,220	1,210,278
Construction & Engineering 0.2%
[c] Brand Energy & Infrastructure Services Inc., 2017 Term Loan, TBD,
6/21/24	United States	498,701	491,298
Construction Materials 0.5%
Cornerstone Building Brands Inc., 2021 Term Loan B, 3.75%, 4/12/28	United States	1,093,158	1,094,661
Containers & Packaging 2.8%
BWAY Holding Company, 2017 Term Loan B, 3.443%, 4/03/24	United States	3,233,677	3,161,680
Charter NEX US Inc.,
[c] 2021 Term Loan, 12/01/27	United States	212,264	213,027
[c] 2020 Term Loan, 12/01/27	United States	66,225	66,463
Klockner-Pentaplast of America Inc., 2021 Term Loan B, 5.25%, 2/12/26	Luxembourg	2,409,835	2,427,909
			5,869,079
Diversified Banks 0.5%
[c] Aqgen Island Holdings Inc., Term Loan, TBD, 5/20/28	United States	1,006,329	1,005,861
Diversified Consumer Services 1.2%
[c] Sabre GLBL Inc., 2020 Other Term B Loans, TBD, 12/17/27	United States	839,231	845,873
Spin Holdco Inc., 2021 Term Loan, 4.75%, 3/01/28	United States	1,695,750	1,700,524
			2,546,397
Diversified Financial Services 5.0%
Amentum Government Services Holdings LLC,
Term Loan B, 5.50%, 1/29/27	United States	706,948	714,901
Term Loan B, 3.609%, 1/29/27	United States	1,930,251	1,930,493
Asurion LLC,
Term Loan B-8, 3.354%, 12/23/26	United States	1,397,830	1,383,635
2021 2nd Lien Term Loan B3, 5.354%, 1/31/28	United States	819,599	827,282
Replacement B-6 Term Loans, 3.104%, 11/03/23	United States	1,424,464	1,418,681
Citadel Securities LP, 2021 Term Loan B, 2.609%, 2/02/28	United States	1,446,375	1,433,271
Edelman Financial Center LLC, 2021 Term Loan B, 6.50%, 4/07/28	United States	1,502,857	1,506,404

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Jane Street Group LLC, 2021 Term Loan, 2.859%, 1/26/28	United States	1,437,316	1,432,436
			10,647,103
Diversified Telecommunication Services 2.4%
Altice France SA/Numericable U.S. LLC/Ypso France SAS, USD TLB-13
Incremental Term Loans, FRN, 4.237%, 8/14/26	France	2,604,286	2,604,143
Zayo Group Holdings Inc. (Front Range BidCo), Initial Dollar Term Loan,
3.156%, 3/09/27	United States	2,408,194	2,385,810
			4,989,953
Electronic Equipment & Instruments 1.6%
Syncsort Incorporated, 2021 1st Lien Term Loan, 4/24/28	United States	1,348,075	1,348,749
Verifone Systems Inc., 2018 1st Lien Term Loan, 8/20/25	United States	1,973,409	1,942,989
			3,291,738
Food Products 0.9%
[c] Triton Water Holdings Inc, Term Loan, TBD, 3/31/28	United States	1,948,990	1,949,263

Health Care Providers & Services 9.7%
ADMI Corp.,
[c] 2021 Incremental Term Loan B3, TBD, 12/23/27	United States	313,998	314,000
2021 Term Loan B2, 3.75%, 12/23/27	United States	3,684,200	3,648,131
[c] Gainwell Acquisition Corp., Term Loan B, TBD, FRN thereafter, 10/01/27	United States	2,226,998	2,238,133
Gentiva Health Services Inc., Term B Loans, 3.437%, 7/02/25	United States	2,256,246	2,254,137
Global Medical Response Inc., 2018 New Term Loans, 5.25%, 3/14/25	United States	856,749	860,112
Heartland Dental LLC, 2021 Incremental Term Loan, 4.073%, 4/30/25	United States	318,182	318,032
[c] Icon Luxembourg SARL, Term Loan B, TBD, 6/16/28	Luxembourg	1,043,478	1,046,332
National Mentor Holdings Inc.,
2021 Delayed Draw Term Loan, 4.50, 3/02/28	United States	254,669	255,394
2021 Term Loan, 4.50%, 2/18/28	United States	2,315,176	2,321,762
2021 Term Loan C, 4.75%, 3/02/28	United States	77,173	77,392
Phoenix Guarantor Inc.,
Tranche B-1 Term Loan, 3.341%, 3/05/26	United States	2,833,476	2,814,293
2021 Term Loan B, 3.573%, 3/05/26	United States	796,873	793,164
Project Ruby Ultimate Parent Corp., 2021 Term Loan, 4.00%, 3/03/28	United States	1,515,498	1,512,891
Team Health Holdings Inc., 1st Lien Term Loan, 3.75%, 2/06/24	United States	1,024,649	998,178
[c] U.S. Renal Care Inc., 2019 Term Loan B, TBD, 6/26/26	United States	1,097,208	1,102,925
			20,554,876
Home Furnishings 0.5%
AI Aqua Merger Sub Inc.
[c] 2021 1st Lien Delayed Draw Term Loan, TBD, 6/16/28	United States	125,000	125,469
[c] 2021 1st Lien Term Loan B, TBD, 6/16/28	United States	1,000,000	1,003,750
			1,129,219
Hotels Restaurants & Leisure 2.9%
1011778 B.C. ULC, Term B-4 Loan, 11/19/26	Canada	846,777	836,590
Caesars Resort Collection LLC,
Term B-1 Loans, 4.604%, 7/21/25	United States	825,060	828,670
Term B Loans, 2.854%, 12/23/24	United States	1,828,901	1,815,431
Golden Nugget Inc., 2017 Incremental Term Loan B, 3.25%, 10/04/23	United States	1,371,138	1,362,699
[c] Hilton Grand Vacations BWR LLC, 2021 Term Loan B, TBD, 5/19/28	United States	396,825	397,508
IRB Holding Corp., Fourth Amendment Incremental Term Loan, 4.25%,
12/15/27	United States	849,187	850,184
			6,091,082
Insurance 4.3%
[c] Acrisure LLC, Term Loan B, TBD, 2/15/27	United States	1,739,434	1,723,309
Alliant Holdings Intermediate LLC, Term Loan B, 4.25%, 10/08/27	United States	164,047	164,537
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Initial Term
Loan, 2.906%, 5/09/25	United States	2,034,942	2,015,753
AssuredPartners Inc.,
June Incremental Term Loan, 5.50%, 2/12/27	United States	422,965	424,392
2020 February Refinancing Term Loans, 3.604%, 2/12/27	United States	3,280,082	3,267,109
Mitchell International Inc.,
Amendment No. 2 New Term Loans, FRN thereafter, 4.75%, 11/29/24	United States	694,750	698,967

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

2017 1st Lien Term Loan, 3.354%, 11/29/24	United States	895,373	888,380
			9,182,447
Interactive Media & Services 1.5%
MH Sub I LLC & Micro Holding Corp.,
Initial Term Loans, 3.604%, 9/13/24	United States	2,702,870	2,694,802
2020 June New Term Loans, 4.75%, 9/13/24	United States	406,972	408,372
			3,103,174
IT Services 5.5%
Deerfield Dakota Holding LLC, Term Loan B, 4.75%, 4/09/27	United States	1,392,965	1,401,420
Dun and Bradstreet Corp., Term Loan B, 3.898%, 2/06/26	United States	2,695,802	2,686,111
Informatica LLC, Term loan, 3.359%, 2/25/27	United States	566,123	563,550
Sedgwick Claims Management Services Inc., Initial Term Loans, 12/31/25	United States	3,487,799	3,454,665
TIBCO Software Inc., Term B-3 Loans, 6/30/26	United States	1,089,737	1,088,375
Verscend Holding Corp., 2021 Term Loan B, 8/27/25	United States	2,449,323	2,458,948
			11,653,069
Leisure Equipment & Products 0.5%
Playtika Holding Corp., 2021 Term Loan, 3/13/28	United States	1,076,295	1,072,872

Machinery 1.2%
Vertical US Newco Inc. (thyssenkrupp Elevator), Term Loan B, 4.566%,
7/30/27	United States	2,451,185	2,457,827

Media 11.8%
[c] AMC Entertainment Holdings Inc., 2019 Term Loan B, TBD, 4/22/26	United States	249,362	234,945
Cengage Learning Inc.,
[c] 2021 Term Loan B, TBD, 6/29/26	United States	2,842,539	2,849,660
2016 Term Loan B, 5.25%, 6/07/23	United States	2,835,079	2,843,187
[c] Clear Channel Outdoor Holdings Inc., Term B Loan, TBD, 8/21/26	United States	3,261,889	3,188,496
Crown Finance US Inc., 2018 USD Term Loan, 2/28/25	United States	1,325,890	1,171,829
CSC Holdings LLC, March 2017 Incremental Term Loans, 2.402%, 7/17/25	United States	2,505,771	2,477,268
Diamond Sports Group LLC, Term Loan, 8/24/26	United States	938,883	572,723
[d] Nexstar Broadcasting Inc., Term B-4 Loan, 9/18/26	United States	1,510,393	1,508,815
[c] Radiate Holdco LLC, Term Loan, TBD, 9/25/26	United States	959,097	961,178
Sinclair Television Group Inc., 2021 Term Loan B3, 3.11%, 4/01/28	United States	740,715	736,086
Univision Communications Inc.,
[c] 2021 Term Loan B, TBD, 5/05/28	United States	342,391	341,679
2020 Replacement New First-Lien Term Loans, 4.75%, 3/15/26	United States	2,283,573	2,291,417
Virgin Media Bristol LLC, 2020 USD Term Loan Q, 1/31/29	United States	970,000	970,471
WideOpenWest Finance LLC, Term B Loan, 4.25%, 8/18/23	United States	2,385,580	2,386,081
William Morris Endeavor Entertainment LLC and IMG LLC, Term Loan B,
2.90%, 5/18/25	United States	2,325,093	2,288,043
			24,821,878
Personal Products 1.5%
Conair Holdings LLC, Term Loan B, 4.25%, 5/17/28	United States	272,491	273,411
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, 4.50%, 10/01/26	Luxembourg	2,858,835	2,872,943
			3,146,354
Pharmaceuticals 3.1%
eResearchTechnology Inc., 2020 1st Lien Term Loan, 2/04/27	United States	2,303,688	2,317,015
Grifols Worldwide Operations USA Inc., Dollar Tranche B Term Loan,
11/15/27	United States	479,181	474,900
Jazz Financing Lux S.a.r.l., USD Term Loan, 4.00%, 4/21/28	United States	714,286	717,354
[c] Organon & Co., USD Term Loan, TBD, 6/02/28	United States	797,297	799,127
Valeant Pharmaceuticals International, Initial Term Loans, 6/02/25	United States	2,208,898	2,201,863
			6,510,259
Real Estate Management & Development 1.5%
[c] Brookfield Property REIT Inc., 1st Lien Term Loan B, TBD, 8/27/25	United States	498,718	487,704

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan,
8/21/25	United States	2,713,433	2,695,022
			3,182,726
Software 12.1%
Athenahealth Inc., 2021 Term Loan B1, 4.453%, 2/11/26	United States	3,457,496	3,471,550
DCert Buyer Inc., Term Loan B, 4.109%, 10/16/26	United States	2,307,194	2,312,962
Epicor Software Corporation, Term B Loans, 4.00%, 7/30/27	United States	1,627,981	1,628,135
Finastra USA Inc., Dollar Term Loan, 4.50%, 6/13/24	United States	3,224,820	3,179,383
Hyland Software Inc.,
2021 2nd Lien Term Loan, 7.00%, 7/07/25	United States	30,303	30,543
Term Loan, 4.25%, 7/01/24	United States	3,028,412	3,037,557
Idera Inc., 2021 Term Loan, 4.50%, 3/02/28	United States	995,125	997,095
Ivanti Software Inc.,
2020 Term Loan B, 5.75%, 12/01/27	United States	1,097,250	1,100,525
2021 Add On Term Loan B, 4.75%, 12/01/27	United States	141,065	140,654
LogMeIn Inc., Initial Term Loans, 8/31/27	United States	2,104,032	2,103,212
[c] MA Finance Co., Tranche B-4 Term Loans, TBD, 6/05/25	United States	442,214	448,757
Polaris Newco LLC, USD Term Loan B, 4.50%, 6/02/28	United States	2,500,000	2,510,475
RealPage Inc., 1st Lien Term Loan, 3.75%, 4/24/28	United States	1,774,194	1,770,982
The Ultimate Software Group Inc., 2021 Incremental Term Loans, 4.00%,
5/04/26	United States	2,775,509	2,782,323
			25,514,153
Specialty Retail 4.6%
Great Outdoors Group LLC, 2021 Term Loan B, 5.00%, 3/06/28	United States	2,903,266	2,917,332
Harbor Freight Tools USA Inc., Refinancing Loan, 10/19/27	United States	961,807	963,197
Michaels Companies Inc., 2021 Term Loan B, 5.00%, 4/15/28	United States	810,000	814,374
PetSmart Inc., 2021 Term Loan B, 4.50%, 2/12/28	United States	1,441,793	1,444,676
[c] SRS Distribution Inc., 2021 Term Loan B, TBD, 6/02/28	United States	685,430	685,859
Staples Inc., 2019 Refinancing Term B-1 Loans, 4/16/26	United States	2,871,311	2,803,131
			9,628,569
Technology Hardware, Storage & Peripherals 1.3%
Greeneden U.S. Holdings II LLC (Genesys), Initial Dollar Term Loan,
4.75%, 12/01/27	United States	2,693,967	2,703,598
[c] Sophia LP (Ellucian), Closing Date Term Loans, TBD, FRN thereafter,
10/07/27	United States	80,814	80,983
			2,784,581
Total Floating Rate Loans (Cost $198,568,434)			198,934,513
Asset-Backed Securities 1.4%
[a,e] AMMC CLO 15 Ltd., 2014-15A, CRR, 144A, 2.575%, 2, 1/15/32	United States	1,000,000	1,002,545
[a,e] BlueMountain CLO 2018-3 Ltd., 2018-3A, C, 144A, 2.444%, 2, 10/25/30	United States	1,000,000	998,751
[a,e] LCM XVIII LP, 2018A, CR, 144A, 2.121%, 2, 4/20/31	United States	1,000,000	990,638
Total Asset-Backed Securities (Cost $2,996,875)			2,991,934
Short Term Investments 1.5%
U.S. Government & Agency Securities (Cost $3,085,000) 1.5%
[f] Federal Farm Credit Discount Notes, 7/01/21	United States	3,085,000	3,085,000
Total Investments (Cost $210,900,705) 100.3%			211,348,373

Other Assets, less Liabilities (0.3)%			(555,594)
Net Assets 100.0%			$210,792,779

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $8,772,693, representing 4.2% of net assets.
bThe coupon rate shown represents the rate at period end.
cA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
dA portion or all of the security purchased on a delayed delivery basis.
eThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

fThe security was issued on a discount basis with no stated coupon rate.

Abbreviations

Selected Portfolio

CLO	-	Collateralized Loan Obligation
FRN	-	Floating Rate Note
REIT	-	Real Estate Investment Trust
TBD	-	To be determined
USD	-	Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin Liberty Systematic Style Premia ETF	Country	Shares	Value
Common Stocks 82.2%
Aerospace & Defense 0.3%
[a] Howmet Aerospace Inc.	United States	1,877	$64,700
Singapore Technologies Engineering Ltd.	Singapore	8,000	23,032
Textron Inc.	United States	1,166	80,186
			167,918
Air Freight & Logistics 1.7%
Deutsche Post AG	Germany	4,845	329,573
Expeditors International of Washington Inc.	United States	873	110,522
FedEx Corp.	United States	1,229	366,647
[a] XPO Logistics Inc.	United States	437	61,132
Yamato Holdings Co. Ltd.	Japan	1,600	45,554
			913,428
Auto Components 0.2%
Aisin Seiki Co. Ltd.	Japan	700	29,958
Stanley Electric Co. Ltd.	Japan	700	20,277
Sumitomo Electric Industries Ltd.	Japan	4,000	59,068
			109,303
Automobiles 0.1%
Isuzu Motors Ltd.	Japan	2,300	30,400
Banks 1.4%
Barclays PLC	United Kingdom	86,571	204,648
BOC Hong Kong (Holdings) Ltd.	Hong Kong	19,500	66,165
Citizens Financial Group Inc.	United States	2,089	95,822
Fifth Third Bancorp	United States	3,112	118,972
Hang Seng Bank Ltd.	Hong Kong	3,900	77,891
KeyCorp	United States	4,807	99,265
Regions Financial Corp.	United States	4,653	93,897
			756,660
Beverages 1.6%
Anheuser-Busch InBev SA/NV	Belgium	3,948	284,709
Budweiser Brewing Co. APAC Ltd.	China	8,700	27,447
Coca-Cola HBC AG	Russia	1,044	37,700
Constellation Brands Inc., A	United States	875	204,654
Keurig Dr Pepper Inc.	United States	2,555	90,038
[a] Monster Beverage Corp.	United States	1,975	180,416
Suntory Beverage & Food Ltd.	Japan	700	26,363
			851,327
Biotechnology 4.2%
AbbVie Inc.	United States	5,744	647,004
[a] Alexion Pharmaceuticals Inc.	United States	1,143	209,981
[a] Genmab A/S	Denmark	331	135,450
Gilead Sciences Inc.	United States	6,400	440,704
[a] Horizon Pharma PLC	United States	1,100	103,004
[a] Neurocrine Biosciences Inc.	United States	494	48,076
[a] Regeneron Pharmaceuticals Inc.	United States	532	297,143
[a] Seagen Inc.	United States	634	100,096
[a] Vertex Pharmaceuticals Inc.	United States	1,470	296,396
			2,277,854
Building Products 0.9%
A O Smith Corp.	United States	678	48,857
AGC Inc.	Japan	900	37,787
Fortune Brands Home & Security Inc.	United States	716	71,321
Lennox International Inc.	United States	175	61,390
LIXIL Group Corp.	Japan	1,400	36,239
Masco Corp.	United States	1,321	77,820
Owens Corning	United States	538	52,670

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

TOTO Ltd.	Japan	700	36,265
Xinyi Glass Holdings Ltd.	Hong Kong	10,000	40,755
			463,104
Capital Markets 4.5%
3i Group PLC	United Kingdom	4,950	80,212
Cboe Global Markets Inc.	United States	551	65,597
Daiwa Securities Group Inc.	Japan	7,000	38,478
Goldman Sachs Group Inc.	United States	1,323	502,118
Hong Kong Exchanges and Clearing Ltd.	Hong Kong	6,200	369,484
Invesco Ltd.	United States	1,982	52,979
Julius Baer Group Ltd.	Switzerland	1,065	69,568
KKR & Co. Inc.	United States	2,564	151,891
Magellan Financial Group Ltd.	Australia	711	28,750
Onex Corp.	Canada	400	29,075
Raymond James Financial Inc.	United States	606	78,720
Schroders PLC	United Kingdom	436	21,159
SEI Investments Co.	United States	628	38,917
Standard Life Aberdeen PLC	United Kingdom	11,054	41,383
T. Rowe Price Group Inc.	United States	1,122	222,122
The Blackstone Group Inc.	United States	3,270	317,648
The Carlyle Group Inc.	United States	820	38,114
UBS Group AG	Switzerland	18,136	277,823
			2,424,038
Chemicals 1.8%
Asahi Kasei Corp.	Japan	6,300	69,278
Celanese Corp.	United States	592	89,747
CF Industries Holdings Inc.	United States	1,104	56,801
[b] Covestro AG, 144A	Germany	992	64,067
DuPont de Nemours Inc.	United States	2,788	215,819
Evonik Industries AG	Germany	1,096	36,757
Johnson Matthey PLC	United Kingdom	1,006	42,707
LANXESS AG	Germany	429	29,416
LyondellBasell Industries NV, A	United States	1,302	133,937
Mitsubishi Gas Chemical Co. Inc.	Japan	800	16,982
Mitsui Chemicals Inc.	Japan	1,000	34,552
Mosaic Co.	United States	1,852	59,097
Nitto Denko Corp.	Japan	700	52,284
Sumitomo Chemical Co. Ltd.	Japan	7,800	41,393
Tosoh Corp.	Japan	1,400	24,168
			967,005
Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd.	Japan	1,100	23,280
Sohgo Security Services Co. Ltd.	Japan	400	18,236
TOPPAN Inc.	Japan	1,400	22,516
			64,032
Communications Equipment 0.7%
[a] Arista Networks Inc.	United States	299	108,331
[a] F5 Networks Inc.	United States	321	59,918
Juniper Networks Inc.	United States	1,710	46,768
[a] Nokia OYJ	Finland	27,794	148,835
			363,852
Construction & Engineering 0.1%
Kajima Corp.	Japan	2,300	29,157
Construction Materials 0.2%
HeidelbergCement AG	Germany	765	65,628
James Hardie Industries PLC	United States	1,324	44,998
			110,626
Containers & Packaging 0.5%
CCL Industries Inc., B	Canada	600	33,079
Crown Holdings Inc.	United States	689	70,423

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

International Paper Co.	United States	1,818	111,461
Sealed Air Corp.	United States	791	46,867
			261,830
Distributors 0.5%
Genuine Parts Co.	United States	738	93,335
[a] LKQ Corp.	United States	1,473	72,501
Pool Corp.	United States	207	94,943
			260,779
Diversified Financial Services 0.1%
Voya Financial Inc.	United States	629	38,683
			38,683
Diversified Telecommunication Services 1.3%
[a] BT Group PLC	United Kingdom	43,667	117,028
HKT Trust and HKT Ltd., SS	Hong Kong	20,000	27,248
[a] Liberty Global PLC, C	United Kingdom	1,890	51,106
Lumen Technologies Inc.	United States	4,613	62,691
Nippon Telegraph & Telephone Corp.	Japan	5,900	153,866
Orange SA	France	10,348	117,992
Telecom Italia SpA/Milano	Italy	52,014	25,839
Telecom Italia SpA/Milano, di Risp	Italy	31,018	16,435
Telefonica SA	Spain	27,000	126,188
United Internet AG	Germany	497	20,322
			718,715
Electric Utilities 0.6%
CK Infrastructure Holdings Ltd.	Hong Kong	3,000	17,886
CLP Holdings Ltd.	Hong Kong	8,000	79,116
Endesa SA	Spain	1,506	36,541
NRG Energy Inc.	United States	1,194	48,118
Pinnacle West Capital Corp.	United States	585	47,952
Power Assets Holdings Ltd.	Hong Kong	7,500	46,019
Red Electrica Corp. SA	Spain	2,161	40,119
Tohoku Electric Power Co. Inc.	Japan	2,300	18,029
			333,780
Electrical Equipment 1.3%
AMETEK Inc.	United States	1,195	159,533
Emerson Electric Co.	United States	3,064	294,879
Fuji Electric Co. Ltd.	Japan	700	32,733
Mitsubishi Electric Corp.	Japan	9,500	138,019
Prysmian SpA	Italy	1,217	43,629
[a] Sensata Technologies Holding PLC	United States	819	47,477
			716,270
Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp., A	United States	3,086	211,113
[a] Arrow Electronics Inc.	United States	387	44,052
CDW Corp.	United States	733	128,018
Hirose Electric Co. Ltd.	Japan	200	29,282
Omron Corp.	Japan	500	39,688
Shimadzu Corp.	Japan	1,200	46,437
TE Connectivity Ltd.	United States	1,708	230,939
[a] Trimble Inc.	United States	1,295	105,970
Venture Corp. Ltd.	Singapore	1,400	20,007
Yokogawa Electric Corp.	Japan	1,200	17,948

			873,454
Energy Equipment & Services 0.0%†
Tenaris SA	United States	2,287	24,930
Entertainment 0.1%
Bollore	France	4,599	24,652

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Konami Holdings Corp.	Japan	400	24,038
			48,690
Equity Real Estate Investment Trusts (REITs) 1.7%
Canadian Apartment Properties REIT	Canada	300	14,081
Covivio	France	270	23,092
Dexus	Australia	5,745	46,020
Duke Realty Corp.	United States	1,059	50,144
Goodman Group	Australia	8,276	131,534
GPT Group	Australia	10,140	37,302
Link REIT	Hong Kong	10,800	104,651
Mapletree Commercial Trust	Singapore	11,100	17,837
Medical Properties Trust Inc.	United States	3,000	60,300
Mirvac Group	Australia	20,482	44,900
Omega Healthcare Investors Inc.	United States	1,197	43,439
Segro PLC	United Kingdom	5,852	88,482
Stockland	Australia	12,556	43,927
VICI Properties Inc.	United States	2,774	86,049
Weyerhaeuser Co.	United States	3,827	131,725
			923,483
Food & Staples Retailing 1.6%
Carrefour SA	France	3,179	62,525
Colruyt SA	Belgium	283	15,827
Cosmos Pharmaceutical Corp.	Japan	100	14,686
Empire Co. Ltd., A	Canada	800	25,261
J Sainsbury PLC	United Kingdom	8,655	32,498
Jeronimo Martins SGPS SA	Portugal	1,301	23,729
Koninklijke Ahold Delhaize NV	Netherlands	5,397	160,456
Lawson Inc.	Japan	300	13,893
Loblaw Cos. Ltd.	Canada	900	55,448
The Kroger Co.	United States	3,743	143,394
Tsuruha Holdings Inc.	Japan	200	23,264
Walgreens Boots Alliance Inc.	United States	3,659	192,500
Walmart Inc.	United States	616	86,868
Welcia Holdings Co. Ltd.	Japan	400	13,082
			863,431
Food Products 0.8%
Bunge Ltd.	United States	748	58,456
Meiji Holdings Co. Ltd.	Japan	600	35,949
NH Foods Ltd.	Japan	400	15,569
Nisshin Seifun Group Inc.	Japan	1,000	14,641
The J.M. Smucker Co.	United States	564	73,078
Tyson Foods Inc.	United States	1,514	111,673
[b] WH Group Ltd. ,144A	Hong Kong	50,000	44,940
Wilmar International Ltd.	Singapore	9,700	32,473
Yakult Honsha Co. Ltd.	Japan	600	34,003
			420,782
Gas Utilities 0.4%
AltaGas Ltd.	Canada	1,400	29,418
Hong Kong and China Gas Co. Ltd.	Hong Kong	57,600	89,450
Osaka Gas Co. Ltd.	Japan	2,000	37,282
Tokyo Gas Co. Ltd.	Japan	1,900	35,898
UGI Corp.	United States	1,074	49,737
			241,785
Health Care Equipment & Supplies 1.7%
[a] ABIOMED Inc.	United States	224	69,913
Coloplast AS, B	Denmark	572	93,865
DENTSPLY SIRONA Inc.	United States	1,137	71,927
[a] Hologic Inc.	United States	1,308	87,270
[a] IDEXX Laboratories Inc.	United States	426	269,040
The ooper Cos Inc.	United States	253	100,256
[a] William Demant Holding AS	Denmark	556	31,300

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Zimmer Biomet Holdings Inc.	United States	1,081	173,846
			897,417
Health Care Providers & Services 2.1%
Anthem Inc.	United States	1,266	483,359
Cigna Corp.	United States	1,801	426,963
[a] Laboratory Corp. of America Holdings	United States	509	140,408
Universal Health Services Inc., B	United States	400	58,572
			1,109,302
Health Care Technology 0.2%
Cerner Corp.	United States	1,578	123,336
Hotels, Restaurants & Leisure 1.2%
Aristocrat Leisure Ltd.	Australia	2,995	96,888
Domino's Pizza Inc.	United States	199	92,831
[a] Galaxy Entertainment Group Ltd.	Macau	11,000	88,033
Genting Singapore Ltd.	Singapore	30,800	19,133
[b] La Francaise des Jeux SAEM,144A	France	487	28,634
McDonald's Holdings Co. Japan Ltd.	Japan	400	17,659
[a] Sands China Ltd.	Macau	12,400	52,213
[a] Vail Resorts Inc.	United States	207	65,520
Yum! Brands Inc.	United States	1,538	176,916
			637,827
Household Durables 1.0%
Barratt Developments PLC	United Kingdom	5,253	50,449
Garmin Ltd.	United States	780	112,819
Iida Group Holdings Co. Ltd.	Japan	800	20,615
[a] Mohawk Industries Inc.	United States	304	58,426
Newell Brands Inc.	United States	1,945	53,429
Panasonic Corp.	Japan	11,100	128,562
Rinnai Corp.	Japan	200	19,047
Sekisui Chemical Co. Ltd.	Japan	2,000	34,219
Whirlpool Corp.	United States	321	69,984
			547,550
Household Products 0.3%
Colgate-Palmolive Co.	United States	1,682	136,831
Henkel AG & Co. KGaA	Germany	535	49,265
			186,096
Independent Power and Renewable Electricity Producers 0.2%
The AES Corp.	United States	3,371	87,882
Uniper SE	Germany	471	17,349
			105,231
Industrial Conglomerates 0.9%
CK Hutchison Holdings Ltd.	Hong Kong	14,000	109,067
DCC PLC	United Kingdom	506	41,368
Hitachi Ltd.	Japan	4,800	275,095
Jardine Matheson Holdings Ltd.	Hong Kong	1,100	70,312
			495,842
Insurance 2.2%
Aflac Inc.	United States	3,210	172,249
AIA Group Ltd.	Hong Kong	54,600	678,470
Allstate Corp.	United States	1,429	186,399
[a] Athene Holding Ltd., A	Bermuda	688	46,440
CNP Assurances	France	892	15,180
Fidelity National Financial Inc.	United States	1,437	62,452
			1,161,190
Interactive Media & Services 4.3%
[a] Alphabet Inc., A	United States	77	188,018
[a] Alphabet Inc., C	United States	390	977,465
[a] Auto Trader Group PLC	United Kingdom	4,734	41,423
[a] Facebook Inc., A	United States	2,974	1,034,090

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Kakaku.com Inc.	Japan	600	18,137
REA Group Ltd.	Australia	264	33,501
SEEK Ltd.	Australia	1,677	41,723
			2,334,357
Internet & Direct Marketing Retail 0.9%
eBay Inc.	United States	3,494	245,314
[a] Wayfair Inc., A	United States	349	110,183
[a] Zalando SE	Germany	752	90,919
Zozo Inc.	Japan	700	23,808
			470,224
IT Services 4.1%
Accenture PLC, A	Ireland	2,378	701,011
Atos SE	France	507	30,844
Bechtle AG	Germany	139	25,822
Broadridge Financial Solutions Inc.	United States	593	95,787
[a] CGI Inc., A	Canada	1,100	99,838
Cognizant Technology Solutions Corp., A	United States	2,737	189,565
Computershare Ltd.	Australia	2,845	36,096
[a] EPAM Systems Inc.	United States	288	147,156
Fujitsu Ltd.	Japan	900	168,664
[a] Gartner Inc.	United States	454	109,959
Jack Henry & Associates Inc.	United States	394	64,423
NEC Corp.	Japan	1,300	66,997
Nomura Research Institute Ltd.	Japan	1,500	49,667
NTT Data Corp.	Japan	3,200	49,965
Paychex Inc.	United States	1,673	179,513
SCSK Corp.	Japan	300	17,893
The Western Union Co.	United States	2,107	48,398
TIS Inc.	Japan	1,200	30,673
[a] VeriSign Inc.	United States	526	119,765
			2,232,036
Leisure Products 0.3%
Hasbro Inc.	United States	666	62,950
SHIMANO Inc.	Japan	400	94,964
			157,914
Life Sciences Tools & Services 1.8%
Agilent Technologies Inc.	United States	1,559	230,436
[a] Avantor Inc.	United States	2,608	92,610
[a] Bio-Rad Laboratories Inc., A	United States	114	73,449
[a] Charles River Laboratories International Inc.	United States	261	96,549
[a] IQVIA Holdings Inc.	United States	401	97,170
[a] Mettler-Toledo International Inc.	United States	118	163,470
PerkinElmer Inc.	United States	575	88,786
[a] PPD Inc.	United States	632	29,129
[a] Waters Corp.	United States	318	109,904
			981,503
Machinery 2.0%
Dover Corp.	United States	735	110,691
GEA Group AG	Germany	786	31,841
Hoshizaki Corp.	Japan	200	17,011
KION Group AG	Germany	355	37,839
Kubota Corp.	Japan	5,500	111,348
Kurita Water Industries Ltd.	Japan	500	24,011
Makita Corp.	Japan	1,200	56,546
Minebea Mitsumi Inc.	Japan	1,800	47,664
MISUMI Group Inc.	Japan	1,300	44,040
Miura Co. Ltd.	Japan	400	17,353
Nabtesco Corp.	Japan	600	22,705
NGK Insulators Ltd.	Japan	1,400	23,512
Nordson Corp.	United States	271	59,487
NSK Ltd.	Japan	2,100	17,766

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Pentair PLC	United States	900	60,741
Snap-on Inc.	United States	282	63,007
Stanley Black & Decker Inc.	United States	834	170,962
Techtronic Industries Co. Ltd.	Hong Kong	7,000	122,227
THK Co. Ltd.	Japan	700	20,907
			1,059,658
Media 1.0%
Dentsu Group Inc.	Japan	1,100	39,396
[a] DISH Network Corp., A	United States	1,263	52,793
Fox Corp.	United States	1,706	63,344
Fox Corp., B	United States	787	27,702
Hakuhodo DY Holdings Inc.	Japan	1,300	20,193
News Corp., A	United States	1,909	49,195
Publicis Groupe	France	1,137	72,731
The Interpublic Group of Cos. Inc.	United States	1,982	64,395
ViacomCBS Inc., B	United States	2,820	127,464
			517,213
Metals & Mining 1.2%
ArcelorMittal SA	Luxembourg	3,645	111,739
B2Gold Corp.	Canada	5,500	23,096
BlueScope Steel Ltd.	Australia	2,532	41,744
Evraz PLC	Russia	2,514	20,560
Fortescue Metals Group Ltd.	Australia	5,230	91,643
Kinross Gold Corp.	Canada	6,200	39,354
Kirkland Lake Gold Ltd.	Canada	1,300	50,150
Nippon Steel Corp.	Japan	4,200	70,896
Nucor Corp.	United States	1,450	139,098
Steel Dynamics Inc.	United States	1,076	64,130
Yamana Gold Inc.	Canada	4,500	18,969
			671,379
Multi-Utilities 0.2%
Public Service Enterprise Group Inc.	United States	2,070	123,662
Multiline Retail 1.8%
Canadian Tire Corp. Ltd., A	Canada	200	31,682
[a] Dollar Tree Inc.	United States	1,197	119,101
Target Corp.	United States	2,368	572,440
Wesfarmers Ltd.	Australia	5,644	250,421
			973,644
Oil, Gas & Consumable Fuels 2.2%
Canadian Natural Resources Ltd.	Canada	4,000	145,360
[a] Cheniere Energy Inc.	United States	1,121	97,235
ENEOS Holdings Inc.	Japan	15,800	66,181
Idemitsu Kosan Co. Ltd.	Japan	1,100	26,591
Imperial Oil Ltd.	Canada	1,400	42,713
Inter Pipeline Ltd.	Canada	2,100	34,172
Keyera Corp.	Canada	1,200	32,280
Neste Oil OYJ	Finland	2,012	123,215
Oil Search Ltd.	Australia	10,159	29,058
ONEOK Inc.	United States	2,286	127,193
Parkland Corp.	Canada	800	25,881
Royal Dutch Shell PLC, A	Netherlands	5,938	118,682
Santos Ltd.	Australia	9,630	51,259
Suncor Energy Inc.	Canada	6,600	158,244
Woodside Petroleum Ltd.	Australia	4,944	82,437
			1,160,501
Paper & Forest Products 0.1%
Oji Holdings Corp.	Japan	4,200	24,143

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

West Fraser Timber Co. Ltd.	Canada	400	28,746
			52,889
Personal Products 1.4%
Beiersdorf AG	Germany	503	60,695
Kobayashi Pharmaceutical Co. Ltd.	Japan	200	17,101
Kose Corp.	Japan	200	31,498
L'Oreal SA	France	1,236	550,837
Pola Orbis Holdings Inc.	Japan	500	13,217
The Estee Lauder Cos. Inc., A	United States	246	78,248
			751,596
Pharmaceuticals 2.3%
Hisamitsu Pharmaceutical Co. Inc.	Japan	300	14,785
Ipsen SA	France	198	20,597
[a] Jazz Pharmaceuticals PLC	United States	300	53,292
Novo Nordisk AS, B	Denmark	7,973	668,046
Otsuka Holdings Co. Ltd.	Japan	2,000	83,016
Roche Holding AG	Switzerland	777	292,988
Roche Holding AG	Switzerland	156	63,423
Sumitomo Dainippon Pharma Co. Ltd.	Japan	1,000	20,975
Vifor Pharma AG	Switzerland	251	32,517

			1,249,639
Professional Services 0.6%
Adecco Group AG	Switzerland	768	52,227
Booz Allen Hamilton Holding Corp.	United States	712	60,648
Persol Holdings Co. Ltd.	Japan	900	17,799
Randstad NV	Netherlands	584	44,671
Robert Half International Inc.	United States	588	52,314
SGS SA	Switzerland	31	95,715

			323,374
Real Estate Management & Development 1.7%
Aroundtown SA	Germany	4,931	38,478
[a] CBRE Group Inc., A	United States	1,685	144,455
CK Asset Holdings Ltd.	Hong Kong	10,000	69,020
Daito Trust Construction Co. Ltd.	Japan	300	32,841
Daiwa House Industry Co. Ltd.	Japan	3,000	90,143
[a,b] ESR Cayman Ltd. 144A	China	10,200	34,412
Hang Lung Properties Ltd.	Hong Kong	11,000	26,714
Henderson Land Development Co. Ltd.	Hong Kong	8,000	37,910
Hongkong Land Holdings Ltd.	Hong Kong	6,100	29,036
LEG Immobilien AG	Germany	377	54,299
New World Development Co. Ltd.	Hong Kong	8,000	41,567
Nomura Real Estate Holdings Inc.	Japan	600	15,234
Shoei Co. Ltd.	Japan	1,500	16,893
Sino Land Co. Ltd.	Hong Kong	18,000	28,370
Sumitomo Realty & Development Co. Ltd.	Japan	1,600	57,230
Sun Hung Kai Properties Ltd.	Hong Kong	7,000	104,290
Swire Pacific Ltd., A	Hong Kong	2,500	16,949
Swire Properties Ltd.	Hong Kong	6,000	17,886
Wharf Real Estate Investment Co. Ltd.	Hong Kong	9,000	52,325
			908,052
Road & Rail 0.9%
AMERCO	United States	50	29,470
Aurizon Holdings Ltd.	Australia	9,490	26,504
JB Hunt Transport Services Inc.	United States	434	70,720
Kansas City Southern	United States	469	132,901
Knight-Swift Transportation Holdings Inc.	United States	805	36,595
MTR Corp. Ltd.	Hong Kong	8,000	44,554
Nippon Express Co. Ltd.	Japan	400	30,489

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Old Dominion Freight Line Inc.	United States	508	128,930
			500,163
Semiconductors & Semiconductor Equipment 2.8%
Intel Corp.	United States	10,743	603,112
[a] Micron Technology Inc.	United States	5,773	490,589
[a] ON Semiconductor Corp.	United States	2,127	81,422
[a] Qorvo Inc.	United States	583	114,064
[a] Renesas Electronics Corp.	Japan	3,800	41,119
Skyworks Solutions Inc.	United States	843	161,645
			1,491,951
Software 7.9%
[a] Avalara Inc.	United States	399	64,558
[a] Cadence Design Systems Inc.	United States	1,432	195,926
[a] Dropbox Inc., A	United States	1,633	49,496
[a] Dynatrace Inc.	United States	932	54,447
[a] Fair Isaac Corp.	United States	149	74,899
[a] Fortinet Inc.	United States	716	170,544
[a] Guidewire Software Inc.	United States	408	45,990
[a] HubSpot Inc.	United States	210	122,371
Intuit Inc.	United States	1,403	687,709
Microsoft Corp.	United States	5,015	1,358,564
Nemetschek AG	Germany	297	22,725
Open Text Corp.	Canada	1,400	71,170
Oracle Corp.	United States	8,030	625,055
Oracle Corp. Japan	Japan	200	15,317
[a] PTC Inc.	United States	573	80,942
SS&C Technologies Holdings Inc.	United States	1,198	86,328
[a] Synopsys Inc.	United States	784	216,219
Temenos AG	Switzerland	327	52,569
The Sage Group PLC	United Kingdom	5,579	52,732
Trend Micro Inc.	Japan	700	36,706
[a] Tyler Technologies Inc.	United States	207	93,641
[a] VMware Inc., A	United States	433	69,267
WiseTech Global Ltd.	Australia	747	17,907
			4,265,082
Specialty Retail 2.3%
ABC-Mart Inc.	Japan	100	5,739
Advance Auto Parts Inc.	United States	333	68,312
[a] AutoZone Inc.	United States	116	173,098
Best Buy Co. Inc.	United States	1,183	136,021
Chow Tai Fook Jewellery Co. Ltd.	China	10,200	23,301
JD Sports Fashion PLC	United Kingdom	2,653	33,681
Kingfisher PLC	United Kingdom	10,760	54,181
L Brands Inc.	United States	1,197	86,256
Lowe's Cos. Inc.	United States	267	51,790
[a] O'Reilly Automotive Inc.	United States	362	204,968
The Home Depot Inc.	United States	752	239,805
Tractor Supply Co.	United States	586	109,031
USS Co. Ltd.	Japan	1,200	20,953
Yamada Holdings Co. Ltd.	Japan	3,500	16,177
			1,223,313
Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd.	Japan	1,100	21,972
Hewlett Packard Enterprise Co.	United States	6,608	96,345
HP Inc.	United States	6,415	193,669
Seiko Epson Corp.	Japan	1,400	24,647
			336,633
Textiles, Apparel & Luxury Goods 1.9%
[a] Burberry Group PLC	United Kingdom	2,079	59,336
Cie Financiere Richemont SA	Switzerland	2,595	314,286
Gildan Activewear Inc.	Canada	1,000	36,938

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

LVMH Moet Hennessy Louis Vuitton SE	France	629	493,284
Pandora AS	Denmark	510	68,563
Swatch Group AG	Switzerland	151	51,850
Swatch Group AG	Switzerland	274	18,097
			1,042,354
Tobacco 0.2%
Imperial Brands PLC	United Kingdom	4,778	102,771
Trading Companies & Distributors 1.0%
Brenntag AG	Germany	766	71,237
Ferguson PLC	United States	1,126	156,329
ITOCHU Corp.	Japan	6,400	184,521
Marubeni Corp.	Japan	8,100	70,505
Toyota Tsusho Corp.	Japan	1,000	47,302
			529,894
Transportation Infrastructure 0.2%
[a] Aena SME SA	Spain	336	55,108
[a] Atlantia SpA	Italy	2,579	46,702

			101,810
Water Utilities 0.2%
Essential Utilities Inc.	United States	1,182	54,018
United Utilities Group PLC	United Kingdom	3,340	44,959
			98,977
Wireless Telecommunication Services 0.2%
Vodafone Group PLC	United Kingdom	80,482	134,908
Total Common Stocks (Cost $40,037,922)			44,314,604
Preferred Stocks 0.2%
Germany 0.2%
[c] Henkel AG & Co. KGaA, 2.078%, pfd.	Germany	833	87,959

Total Investments (Cost $40,133,320) 82.4%			44,402,563
Other Assets, less Liabilities 17.6%			9,513,157
Net Assets 100.0%			$53,915,720

*	The principal amount is statedin U.S. dollars unless otherwiseindicated.
†	Rounds to less than 0.1%of net assets.
[a]	Non-income producing.
[b]	Security was purchased pursuant to Rule 144A underthe Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offeringregistered under the Securities Act of 1933. At June30, 2021, the aggregatevalue of these securities was $172,053, representing 0.3% of net assets.
[c]	Variable rate security. The rate shown represents the yield at periodend.

At June 30, 2021, the Fund had the following total return equity swap contracts outstanding. See Note 3.

Swaps

Description					Notional		Unrealized
OTC Swap Contracts		Payment		Maturity	Amount		Appreciation
Short	Financing Rate	Frequency	Counterparty	Date	(000	)s	(Depreciation)

MSFTLSSP	1-month USD LIBOR	At Maturity	MSCS	7/21/21	(29,823)		(172,090)

						FRANKLIN TEMPLETON ETF TRUST
				STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

At June 30, 2021 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract Settlement		Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	MSCO	Sell	1,123,000	$869,144	9/15/21	$25,787	$—
Australian Dollar	MSCO	Sell	2,974,000	2,288,728	9/15/21	55,297	—
Brazilian Real	MSCO	Buy	8,967,000	1,762,140	9/15/21	9,179	—
Brazilian Real	MSCO	Buy	6,580,000	1,293,239	9/15/21	6,557	—
Canadian Dollar	MSCO	Buy	3,977,000	3,282,184	9/15/21	—	(70,601)
Canadian Dollar	MSCO	Sell	3,977,000	3,264,284	9/15/21	52,700	—
Canadian Dollar	MSCO	Sell	1,334,000	1,094,934	9/15/21	17,677	—
Czech Koruna	MSCO	Sell	24,228,000	1,158,579	9/15/21	32,745	—
Czech Koruna	MSCO	Sell	9,655,000	459,788	9/15/21	11,137	—
Euro	MSCO	Sell	2,365,000	2,882,390	9/15/21	73,466	—
Euro	MSCO	Sell	674,000	818,744	9/15/21	18,231	—
Great British Pound	MSCO	Buy	2,202,000	3,101,574	9/15/21	—	(59,113)
Great British Pound	MSCO	Sell	319,000	450,128	9/15/21	9,372	—
Hungarian Forint	MSCO	Buy	546,406,000	1,885,637	9/15/21	—	(41,949)
Japanese Yen	MSCO	Buy	73,576,000	669,616	9/15/21	—	(6,292)
Japanese Yen	MSCO	Sell	258,195,000	2,359,248	9/15/21	31,490	—
Mexican Peso	MSCO	Buy	82,487,000	4,136,859	9/15/21	—	(32,135)
New Zealand Dollar	MSCO	Sell	4,015,000	2,883,260	9/15/21	78,407	—
New Zealand Dollar	MSCO	Sell	1,147,500	818,970	9/15/21	17,334	—
Norwegian Krone	MSCO	Buy	7,179,000	861,615	9/15/21	—	(27,097)
Norwegian Krone	MSCO	Sell	7,179,000	860,696	9/15/21	26,179	—
Polish Zloty	MSCO	Sell	4,541,000	1,233,159	9/15/21	40,085	—
Polish Zloty	MSCO	Sell	2,520,000	674,719	9/15/21	12,630	—
Russian Ruble	MSCO	Buy	3,163,000	43,227	9/15/21	—	(422)
Russian Ruble	MSCO	Buy	151,563,000	2,076,883	9/15/21	—	(25,751)
South African Rand	MSCO	Buy	41,372,000	2,986,775	9/15/21	—	(116,479)
South African Rand	MSCO	Sell	2,052,000	147,183	9/15/21	4,820	—
Swedish Krona	MSCO	Buy	8,266,000	998,975	9/15/21	—	(31,774)
Swedish Krona	MSCO	Sell	702,000	84,281	9/15/21	2,140	—
Swiss Franc	MSCO	Sell	2,931,500	3,278,988	9/15/21	101,331	—
Israeli Shekel	MSCO	Sell	14,492,461	4,469,295	9/17/21	17,822	—

Total Forward Exchange Contracts	$644,386	$(411,613)
Net unrealized appreciation (depreciation)		$232,773
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Euro-OAT	Long	44	$8,298,648	9/08/21	$24,746
Euro-BTP	Long	36	6,464,059	9/08/21	7,239
FTSE 100 Index	Long	41	3,953,717	9/17/21	(79,958)
FTSE/JSE Africa Top40 Index	Long	70	2,935,355	9/16/21	(25,120)
S&P/TSX 60 Index	Long	9	1,748,252	9/16/21	(2,389)
SPI 200 Index	Long	12	1,626,801	9/16/21	(15,080)
CAC 40 10 Euro	Long	19	1,465,714	7/16/21	(31,119)
Canada 10 Yr. Bond	Long	7	822,612	9/21/21	11,631
OMXS30 Index	Long	29	768,392	7/16/21	(6,263)
Long Gilt	Long	4	707,855	9/28/21	2,965
IBEX 35 Index	Long	4	416,882	7/16/21	(17,938)
DAX Index	Short	1	460,367	9/17/21	5,809
Euro-Bund	Short	3	614,095	9/08/21	(9,829)
S+P500 EMINI	Short	5	1,072,150	9/17/21	(12,926)
Australian 10 Yr. Bond	Short	14	1,483,967	9/15/21	4,624
SGX Nifty 50	Short	62	1,952,628	7/29/21	(9,391)
Mex Bolsa Index	Short	80	2,035,670	9/17/21	15,032
EURO STOXX 50 Index	Short	48	2,308,522	9/17/21	44,319
Nikkei 225 Mini	Short	11	2,852,329	9/09/21	44,809
U.S. Treasury 10 Yr. Note	Short	62	8,215,000	9/21/21	(59,586)
Commodity Contracts
Low Sulphur Gasoil, August	Long	14	$837,550	8/12/21	$(5,874)
Brent Crude, July	Long	11	820,820	7/30/21	11,241
Gasoline Rbob, July	Long	8	753,245	7/30/21	27,890
Soybean, December	Long	20	753,120	12/14/21	32,722
Copper, September	Long	6	643,350	9/28/21	(10,915)
Soybean, November	Long	8	559,600	11/12/21	11,440
WTI Crude, July	Long	7	514,290	7/20/21	10,153
Corn, September	Long	16	479,400	9/14/21	10,405
Live Cattle, December	Long	8	422,720	12/31/21	12,207
Gold 100 Ounce, August	Long	2	354,320	8/27/21	(17,675)
Lean Hog, December	Long	8	256,240	12/14/21	(10,503)
Sugar No. 11, April	Long	12	231,302	4/29/22	7,592
Cocoa, March	Long	9	219,780	3/16/22	(1,967)
Soybean, March	Long	3	205,912	3/14/22	2,854
Soybean, March	Long	5	187,050	3/14/22	1,006
NY Harbor ULSD, September	Long	2	179,038	9/30/21	1,902
Gold 100 Ounce, February	Long	1	177,770	2/24/22	(8,792)
Gasoline Rbob, September	Long	2	176,333	9/30/21	5,640
Cotton No. 2, May	Long	4	168,900	5/06/22	(3,947)
Platinum, October	Long	3	160,935	10/27/21	(11,617)
Soybean, March	Long	4	147,336	3/14/22	4,351
Brent Crude, September	Long	2	146,100	9/30/21	1,827

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Natural Gas, September	Long	4	144,760	9/28/21	14,790
WTI Crude, September	Long	2	143,520	9/21/21	2,585
Wheat, March	Long	4	138,200	3/14/22	2,364
Coffee 'C', March	Long	2	123,975	3/21/22	3,969
Lean Hog, August	Long	3	123,900	8/13/21	(11,079)
Low Sulphur Gasoil, October	Long	2	120,050	10/12/21	(803)
Corn, March	Long	4	119,100	3/14/22	2,964
Copper, March	Long	1	107,050	3/29/22	(1,965)
Soybean, December	Long	2	76,340	12/14/21	474
Cocoa, September	Long	2	47,780	9/15/21	(386)
Cotton No. 2, December	Short	14	594,300	12/08/21	13,058
Wheat, September	Short	21	713,475	9/14/21	(10,409)
Sugar No. 11, September	Short	42	841,546	9/30/21	(31,218)
Live Cattle, August	Short	31	1,521,790	8/31/21	(45,022)

Total Futures Contracts					$(99,163)
*As of period end.

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Morgan Stanley
Capital Services LLC as of June 30, 2021, expiration date 7/21/21:

	Country	Shares	Value
Reference Entity - Short 100.00%
Automobiles & Components 3.23%
Faurecia SE	France	(925)	$(45,381)
Ferrari NV	Italy	(1,028)	(212,124)
Tesla Inc.	United States	(967)	(657,270)
Valeo SA	France	(1,800)	(54,156)
			(968,931)
Capital Goods 6.65%
Ballard Power Systems Inc.	Canada	(1,800)	(32,677)
Boeing Co/The	United States	(2,383)	(570,872)
Ferrovial SA	Spain	(3,736)	(109,656)
Heico Corp	United States	(345)	(48,100)
Kingspan Group PLC	Ireland	(1,193)	(112,673)
Kone Oyj	Finland	(2,637)	(215,153)
Melrose Industries PLC	United Kingdom	(37,674)	(80,721)
Plug Power Inc	United States	(3,907)	(133,580)
Rolls-Royce Holdings PLC	United Kingdom	(68,194)	(93,189)
Safran SA	France	(2,698)	(374,092)
SKF AB	Sweden	(3,036)	(77,354)
Smiths Group PLC	United Kingdom	(3,089)	(67,850)
Sunrun Inc.	United States	(1,356)	(75,638)
			(1,991,555)
Commercial & Professional Services 4.65%
CoStar Group Inc.	United States	(3,050)	(252,601)
Equifax Inc	United States	(595)	(142,508)
Nihon M&A Center Inc.	Japan	(2,300)	(59,702)
Recruit Holdings Co Ltd.	Japan	(11,000)	(542,121)
RELX PLC	United Kingdom	(15,040)	(398,711)
			(1,395,643)
Consumer Durables & Apparel 1.79%
Adidas AG	Germany	(1,437)	(534,929)
Consumer Services 3.58%
DraftKings Inc.	United States	(1,399)	(72,986)
InterContinental Hotels Group PLC	United Kingdom	(1,455)	(96,682)
Las Vegas Sands Corp	United States	(2,690)	(141,736)
Marriott International Inc/MD	United States	(2,175)	(296,931)

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Restaurant Brands International Inc.	Canada	(2,200)	(141,899)
Royal Caribbean Cruises Ltd.	United States	(1,812)	(154,527)
Whitbread PLC	United Kingdom	(1,605)	(69,222)
Wynn Resorts Ltd.	United States	(811)	(99,185)
			(1,073,168)
Diversified Financials 0.92%
London Stock Exchange Group PLC	United Kingdom	(2,492)	(274,373)
Food & Staples Retailing 0.47%
Aeon Co Ltd.	Japan	(5,200)	(139,850)
Food, Beverage & Tobacco 6.10%
Brown-Forman Corp.	United States	(2,433)	(182,329)
Coca-Cola Co/The	United States	(10,497)	(567,993)
Kerry Group PLC	Ireland	(1,285)	(179,513)
Kikkoman Corp.	Japan	(1,100)	(72,646)
McCormick & Co Inc/MD	United States	(1,954)	(172,577)
Orkla ASA	Norway	(5,980)	(60,945)
PepsiCo Inc.	United States	(3,991)	(591,347)
			(1,827,350)
Health Care Equipment & Services 6.78%
Centene Corp.	United States	(4,586)	(334,457)
Cochlear Ltd.	Australia	(517)	(97,683)
DexCom Inc	United States	(754)	(321,958)
Fisher & Paykel Healthcare Corp Ltd.	New Zealand	(4,587)	(99,745)
Humana Inc.	United States	(1,017)	(450,246)
Insulet Corp	United States	(518)	(142,196)
Olympus Corp.	Japan	(9,400)	(187,001)
Orpea	France	(401)	(51,002)
Ramsay Health Care Ltd.	Australia	(1,437)	(67,912)
Sonic Healthcare Ltd.	Australia	(3,606)	(103,957)
Teladoc Health Inc.	United States	(1,059)	(176,101)
			(2,032,258)
Household & Personal Products 1.30%
Essity AB	Sweden	(4,823)	(160,049)
Shiseido Co Ltd.	Japan	(3,100)	(228,220)
			(388,269)
Insurance 2.26%
Gjensidige Forsikring ASA	Norway	(1,512)	(33,349)
Insurance Australia Group Ltd.	Australia	(19,488)	(75,494)
RenaissanceRe Holdings Ltd.	United States	(395)	(58,784)
Swiss Re AG	United States	(2,353)	(212,504)
Tokio Marine Holdings Inc.	Japan	(5,000)	(230,111)
Tryg A/S	Denmark	(2,690)	(66,043)
			(676,285)
Materials 6.46%
Air Liquide SA	France	(3,453)	(604,655)
Air Products and Chemicals Inc.	United States	(1,729)	(497,399)
Ball Corp	United States	(2,527)	(204,737)
Chr. Hansen Holding AS	Denmark	(827)	(74,647)
Ecolab Inc.	United States	(2,010)	(414,000)
Nippon Paint Holdings Co. Ltd.	Japan	(5,700)	(77,445)
Northern Star Resources Ltd.	Australia	(8,351)	(61,316)
			(1,934,199)
Media & Entertainment 4.01%
Adevinta ASA	France	(2,170)	(41,609)
Cable One Inc.	United States	(42)	(80,338)
Liberty SiriusXM Group	United States	(1,351)	(62,673)
Nintendo Co. Ltd.	Japan	(1,000)	(582,215)
Roku Inc.	United States	(206)	(94,605)
Schibsted ASA	Norway	(601)	(29,026)
Sea Ltd.	Taiwan	(200)	(54,920)

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Ubisoft Entertainment SA	France	(714)	(49,991)
Zillow Group Inc., C	United States	(1,207)	(147,520)
Zillow Group Inc., A	United States	(476)	(58,324)
			(1,201,221)
Pharmaceuticals, Biotechnology & Life Sciences 11.29%
Argenx SE	Netherlands	(337)	(101,950)
AstraZeneca PLC	United Kingdom	(5,005)	(600,356)
Bayer AG	Germany	(1,716)	(104,213)
BioMarin Pharmaceutical Inc.	United States	(1,456)	(121,489)
Canopy Growth Corp.	Canada	(1,800)	(43,579)
Chugai Pharmaceutical Co. Ltd.	Japan	(3,800)	(150,713)
CLP Holdings Ltd.	Australia	(2,576)	(551,538)
Daiichi Sankyo Co. Ltd.	Japan	(12,800)	(276,148)
Eisai Co Ltd	Japan	(1,800)	(177,178)
Elanco Animal Health Inc.	United States	(3,328)	(115,448)
Illumina Inc.	United States	(1,140)	(539,459)
Incyte Corp.	United States	(1,557)	(130,991)
Novavax Inc.	United States	(236)	(50,105)
Takeda Pharmaceutical Co Ltd.	Japan	(12,500)	(418,844)
			(3,382,011)
Real Estate 3.03%
City Developments Ltd.	Singapore	(3,400)	(18,439)
Equinix Inc.	United States	(708)	(568,241)
Lendlease Group	Australia	(5,418)	(46,614)
SBA Communications Corp.	United States	(863)	(275,038)

			(908,332)
Retailing 1.80%
Carvana Co.	United States	(539)	(162,681)
Fast Retailing Co. Ltd.	Japan	(400)	(301,396)
Rakuten Inc.	Japan	(6,800)	(76,829)
			(540,906)
Semiconductors & Semiconductor Equipment 4.43%
Advanced Micro Devices Inc.	United States	(7,250)	(680,993)
Enpahse Energy Inc.	United States	(939)	(172,429)
Marvell Technology Inc.	United States	(6,256)	(364,912)
SolarEdge Technologies Inc.	United States	(400)	(110,548)

			(1,328,882)
Software & Services 21.09%
Afterpay Ltd.	Australia	(1,652)	(146,559)
Amadeus IT Group SA	Spain	(3,458)	(243,262)
Coupa Software Inc.	United States	(541)	(141,802)
Datadog Inc.	United States	(1,359)	(141,445)
Fidelity National Information Services Inc.	United States	(3,566)	(505,195)
Fiserv Inc.	United States	(4,127)	(441,135)
Fleetcor Technologies Inc.	United States	(622)	(159,269)
GoDaddy Inc.	United States	(1,314)	(114,266)
Lightspeed POS Inc.	Canada	(700)	(58,649)
Mastercard Inc., A	United States	(1,613)	(588,890)
MongoDB Inc.	United States	(420)	(151,838)
Okta Inc.	United States	(935)	(228,776)
Paycom Software Inc.	United States	(397)	(144,298)
RingCentral Inc.	United States	(578)	(167,955)
salesforce.com Inc.	United States	(2,453)	(599,194)
SAP SE	Germany	(4,110)	(579,232)
Shopify Inc.	Canada	(100)	(146,400)
Splunk Inc.	United States	(1,267)	(183,183)
Square Inc.	United States	(2,688)	(655,334)
Visa Inc., A	United States	(2,509)	(586,654)

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Workday Inc.		United States	(1,409)	(336,385)
					(6,319,721)
	Technology Hardware & Equipment 2.12%
	Apple Inc.		United States	(4,629)	(633,988)
	Telecommunication Services 2.17%
	Cellnex Telecom SA		Spain	(3,925)	(250,048)
	Singapore Telecommunications Ltd.		Singapore	(65,100)	(110,905)
	Spark New Zealand Ltd.		New Zealand	(14,499)	(48,630)
	Tele2 AB		Sweden	(3,929)	(53,568)
	Telenor ASA		Norway	(5,533)	(93,297)
	Telia Co. AB		Sweden	(21,014)	(93,323)
					(649,771)
	Transportation 3.86%
	ANA Holdings Inc.		Japan	(1,200)	(28,240)
	Delta Air Lines Inc.		United States	(1,249)	(54,032)
	Deutsche Lufthansa AG		Germany	(2,333)	(26,256)
	East Japan Railway Co.		Japan	(2,500)	(178,552)
	Keio Corp.		Japan	(800)	(47,067)
	Kintetsu Group Holdings Co Ltd.		Japan	(1,400)	(49,194)
	Lyft Inc.		United States	(1,996)	(120,718)
	Odakyu Electric Railway Co. Ltd.		Japan	(2,300)	(58,148)
	Sydney Airport		Australia	(10,452)	(45,433)
	Uber Technologies Inc.		United States	(9,373)	(469,775)
	West Japan Railway Co.		Japan	(1,400)	(79,895)
					(1,157,310)
	Utilities 2.01%
	APA Group		Australia	(9,222)	(61,618)
	Iberdrola SA		Spain	(44,416)	(541,478)
					(603,096)
	Total Value of Reference Entity - Morgan Stanley Capital Services LLC				$(29,962,048)

Abbreviations

Selected Portfolio

CAC	-	Cotation Assistée en Continu
MSCO	-	Morgan Stanley
OAT	-	Obligation Assumable by the Treasurer
REIT	-	Real Estate Investment Trust
SPI	-	Swiss Performance Index
TSX	-	Toronto Stock Exchange
ULSD	-	Ultra-Low Sulfur Diesel

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin Liberty U.S. Core Bond ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 27.2%
Aerospace & Defense 0.3%
Lockheed Martin Corp., senior bond, 4.09%, 9/15/52	United States	1,600,000	$2,007,842
Northrop Grumman Corp., senior bond, 5.25%, 5/01/50	United States	2,300,000	3,235,740
			5,243,582
Air Freight & Logistics 0.3%
FedEx Corp., senior bond, 4.05%, 2/15/48	United States	2,000,000	2,301,216
United Parcel Service Inc., senior bond, 5.30%, 4/01/50	United States	1,500,000	2,199,703
			4,500,919
Airlines 1.1%
American Airlines 2016-3 Class A Pass Through Trust 3.25%, 4/15/30	United States	4,704,182	4,585,821
[a] Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 4.50%, 4.50%,
10/20/25	United States	7,700,000	8,278,216
United Airlines 2019-2 Class A Pass Through Trust, Series A, 2.90%,
11/01/29	United States	2,389,209	2,385,901
United Airlines 2020-1 Class A Pass Through Trust, Series 20-1, 5.875%,
4/15/29	United States	95,165	105,792
United Airlines 2020-1 Class B Pass Through Trust, 2020-1 Class B,
4.875%, 7/15/27	United States	2,329,200	2,473,663
			17,829,393
Banks 2.3%
Bancolombia SA, senior note, 3.00%, 1/29/25	Colombia	1,100,000	1,131,075
Bank of America Corp. 1.922%, 10/24/31	United States	1,500,000	1,463,337
Citigroup Inc.,
senior bond, 5.875%, 1/30/42	United States	1,100,000	1,585,100
sub. bond, 4.45%, 9/29/27	United States	1,500,000	1,715,017
subordinate, 4.125%, 7/25/28	United States	2,300,000	2,593,190
HSBC Holdings PLC,
senior note, 2.013% to 9/22/27, FRN thereafter, 9/22/28	United Kingdom	4,100,000	4,116,484
senior note, 2.357% to 8/18/30, FRN thereafter, 8/18/31	United Kingdom	1,300,000	1,302,078
Industrial & Commercial Bank of China Ltd., senior note, 3.538%, 11/08/27	China	1,200,000	1,328,196
JPMorgan Chase & Co.,
Sr. Unsecured, 1.953% to 2/04/32, FRN thereafter, 2/04/33	United States	2,000,000	1,943,924
senior bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	2,000,000	2,059,755
Merrill Lynch & Co. Inc., sub. bond, 7.75%, 5/14/38	United States	2,800,000	4,426,815
[a] Societe Generale SA, 144A, 1.792%, 6/09/27	France	2,300,000	2,297,108
Truist Bank, sub. Bond, 2.25%, 3/11/30	United States	4,300,000	4,368,444
[a] UniCredit SpA, 144A, 1.982%, 6/03/27	Italy	2,100,000	2,094,589
Wells Fargo & Co., senior bond, 2.879% to 10/30/29, FRN thereafter,
10/30/30	United States	4,700,000	4,981,174
			37,406,286
Beverages 0.5%
Anheuser-Busch InBev Worldwide Inc.,
senior bond, 3.50%, 6/01/30	United States	6,000,000	6,680,381
senior bond, 5.55%, 1/23/49	United States	1,200,000	1,651,992
			8,332,373
Biotechnology 0.4%
AbbVie Inc., senior bond, 4.75%, 3/15/45	United States	5,000,000	6,296,667
Building Products 0.5%
Carrier Global Corp., senior note, 3.577%, 4/05/50	United States	3,000,000	3,188,613
[a] CRH America Finance Inc., senior note, 144A, 3.40%, 5/09/27	Ireland	1,850,000	2,035,740
NVR Inc. , Sr. Unsecured, 3.00%, 5/15/30	United States	3,000,000	3,185,653
			8,410,006
Capital Markets 0.9%
Morgan Stanley,
senior note, 3.622% to 4/01/30, FRN thereafter, 4/01/31	United States	2,700,000	3,016,683
sub. bond, 3.95%, 4/23/27	United States	3,600,000	4,025,002
The Goldman Sachs Group Inc. ,

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

senior bond, 3.691% to 6/05/27, FRN thereafter, 6/05/28	United States	2,500,000	2,762,092
senior bond, 3.814% to 4/23/28, FRN thereafter, 4/23/29	United States	3,600,000	4,030,524
			13,834,301
Chemicals 0.8%
EI du Pont de Nemours and Co., senior bond, 2.30%, 7/15/30	United States	5,700,000	5,864,671
The Sherwin-Williams Co.,
senior bond, 2.30%, 5/15/30	United States	1,600,000	1,620,502
senior note, 2.95%, 8/15/29	United States	4,900,000	5,258,500
			12,743,673
Commercial Services & Supplies 0.3%
Boardwalk Pipelines LP, senior note, 4.80%, 5/03/29	United States	3,950,000	4,551,423

Consumer Finance 0.3%
Capital One Financial Corp., senior note, 3.75%, 3/09/27	United States	4,850,000	5,394,614

Containers & Packaging 0.1%
Bemis Co. Inc., senior note, 2.63%, 6/19/30	United States	1,000,000	1,023,682
WRKCo Inc., Sr. Unsecured, 4.00%, 3/15/28	United States	1,100,000	1,243,181
			2,266,863
Diversified Telecommunication Services 0.4%
France Telecom SA, senior bond, 9.00%, 3/01/31	France	4,300,000	6,769,844

Education Services 0.5%
Rockefeller University, Series 2020, 3.75%, 7/01/51	United States	7,000,000	8,174,922

Electric Utilities 2.5%
Baltimore Gas and Electric Co., senior bond, 3.50%, 8/15/46	United States	1,400,000	1,549,364
Duke Energy Corp., senior bond, 3.75%, 9/01/46	United States	6,400,000	6,856,499
[a] EDP Finance BV, senior note, 144A, 1.71%, 1/24/28	Netherlands	3,500,000	3,471,590
Enel Finance International NV,
[a] senior bond, 144A, 3.50%, 4/06/28	Netherlands	2,700,000	2,960,359
[a] senior note, 144A, 3.625%, 5/25/27	Netherlands	3,500,000	3,848,913
Exelon Corp., senior bond, 4.05%, 4/15/30	United States	3,000,000	3,420,385
Georgia Power Co., senior bond, 4.75%, 9/01/40	United States	1,400,000	1,732,438
MidAmerican Energy Co., secured bond, 3.65%, 8/01/48	United States	1,100,000	1,256,867
[a] Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, senior
bond, 144A, 4.875%, 7/17/49	Indonesia	750,000	819,488
[a] State Grid Overseas Investment 2016 Ltd., senior note, 144A, 3.50%,
5/04/27	China	3,300,000	3,639,882
The Southern Co., senior bond, 3.70%, 4/30/30	United States	4,000,000	4,414,726
Virginia Electric and Power Co., senior bond, 3.80%, 9/15/47	United States	5,100,000	5,889,278
			39,859,789
Electronic Equipment, Instruments & Components 0.7%
Flex Ltd., senior note, 4.875%, 5/12/30	Singapore	4,800,000	5,577,523
FLIR Systems Inc., senior note, 2.50%, 8/01/30	United States	6,000,000	6,052,592
			11,630,115
Energy Equipment & Services 0.1%
[a] Schlumberger Holdings Corp., senior note, 144A, 3.90%, 5/17/28	United States	1,950,000	2,180,166

Equity Real Estate Investment Trusts (REITs) 0.5%
Kimco Realty Corp., Sr. Unsecured, 4.25%, 4/01/45	United States	750,000	869,609
Simon Property Group LP, senior note, 3.375%, 12/01/27	United States	6,000,000	6,543,806

			7,413,415
Food & Staples Retailing 0.3%
Walmart Inc., senior bond, 2.95%, 9/24/49	United States	5,100,000	5,415,890

Food Products 0.4%
[a] Bimbo Bakeries USA Inc. , 144A, 4.00%, 5/17/51	United States	800,000	862,845
[a] JBS Finance Luxembourg Sarl, 144A, 3.625%, 1/15/32	Luxembourg	800,000	800,552

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	4,100,000	4,368,366
			6,031,763
Health Care Providers & Services 1.6%
Anthem Inc., senior bond, 5.10%, 1/15/44	United States	2,000,000	2,642,398
Centene Corp. , 3.00%, 10/15/30	United States	3,000,000	3,085,590
CVS Health Corp.,
senior bond, 4.30%, 3/25/28	United States	2,877,000	3,307,774
senior bond, 4.875%, 7/20/35	United States	1,400,000	1,707,796
HCA Inc.,
senior secured bond, first lien, 4.50%, 2/15/27	United States	4,100,000	4,638,055
senior secured bond, first lien, 5.50%, 6/15/47	United States	900,000	1,174,163
Quest Diagnostics Inc., senior bond, 2.80%, 6/30/31	United States	6,800,000	7,107,319
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/31	Ireland	1,700,000	1,733,258
			25,396,353
Hotels, Restaurants & Leisure 0.3%
Las Vegas Sands Corp., 3.90%, 8/08/29	United States	4,700,000	5,007,423
Household Durables 0.4%
Mohawk Industries Inc., senior bond, 3.625%, 5/15/30	United States	6,200,000	6,791,930
Independent Power Producers & Energy Traders 0.4%
[a] Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	5,550,000	6,072,505
Insurance 1.5%
Arch Capital Group Ltd., senior bond, 3.635%, 6/30/50	United States	1,700,000	1,836,501
AXA SA, 8.60%, 12/15/30	France	3,600,000	5,474,646
[a] Five Corners Funding Trust II, senior note, 144A, 2.85%, 5/15/30	United States	4,000,000	4,218,155
Marsh & McLennan Cos. Inc., senior bond, 4.90%, 3/15/49	United States	3,000,000	4,102,443
MetLife Inc., senior bond, 5.875%, 2/06/41	United States	1,100,000	1,592,815
Radian Group Inc. 4.875%, 3/15/27	United States	3,700,000	4,034,776
Reinsurance Group of America Inc., Sr. Unsecured, 3.90%, 5/15/29	United States	2,250,000	2,518,372
			23,777,708
Interactive Media & Services 0.2%
[a] Tencent Holdings Ltd., Sr Unsecured, 144A, 3.28%, 4/11/24	China	3,700,000	3,943,054
Internet & Direct Marketing Retail 0.5%
Alibaba Group Holding Ltd.,
senior note, 2.125%, 2/09/31	China	2,800,000	2,755,235
senior note, 3.40%, 12/06/27	China	5,200,000	5,685,692
			8,440,927
IT Services 0.5%
Fiserv Inc.,
senior bond, 2.65%, 6/01/30	United States	4,700,000	4,871,258
senior bond, 4.40%, 7/01/49	United States	2,400,000	2,900,555
			7,771,813
Media 1.1%
Charter Communications Operating LLC/Charter Communications
Operating Capital, senior bond, 2.80%, 4/01/31	United States	5,000,000	5,117,405
Comcast Corp., senior bond, 4.25%, 1/15/33	United States	2,000,000	2,388,539
Fox Corp., senior bond, 5.576%, 1/25/49	United States	3,200,000	4,331,052
NBCUniversal Media LLC, senior bond, 4.45%, 1/15/43	United States	1,100,000	1,354,031

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Walt Disney Co., 2.65%, 1/13/31	United States	5,000,000	5,253,076
			18,444,103
Metals & Mining 0.2%
[a] Corp. Nacional del Cobre de Chile, Sr. Unsecured, 144A, 4.50%, 8/01/47	Chile	2,360,000	2,793,449

Multiline Retail 0.4%
Dollar Tree Inc., senior bond, 4.20%, 5/15/28	United States	5,100,000	5,821,344

Oil, Gas & Consumable Fuels 2.8%
Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	3,000,000	3,305,627
Cheniere Corpus Christi Holdings LLC, senior secured note, first lien,
5.875%, 3/31/25	United States	3,400,000	3,899,041
[a] Continental Resources Inc., senior bond, 144A, 5.75%, 1/15/31	United States	3,400,000	4,075,750
Enable Midstream Partners LP, senior note, 3.90%, 5/15/24	United States	2,650,000	2,818,873
Energy Transfer Operating LP, senior bond, 5.15%, 3/15/45	United States	850,000	985,011
Enterprise Products Operating LLC, senior bond, 4.25%, 2/15/48	United States	1,150,000	1,319,326
Equinor ASA, senior note, 2.375%, 5/22/30	Norway	3,000,000	3,095,994
Exxon Mobil Corp., senior bond, 2.61%, 10/15/30	United States	5,000,000	5,274,310
MPLX LP, senior bond, 4.70%, 4/15/48	United States	1,250,000	1,455,974
[a] Pertamina Persero PT, senior bond, 144A, 4.70%, 7/30/49	Indonesia	1,000,000	1,085,561
Sabine Pass Liquefaction LLC, senior secured bond, first lien, 4.20%,
3/15/28	United States	4,000,000	4,519,940
Shell International Finance B.V., senior note, 6.375%, 12/15/38	Netherlands	3,000,000	4,455,391
[a] Sinopec Group Overseas Development 2018 Ltd., 144A, 3.35%, 5/13/50	British Virgin Islands	1,700,000	1,725,461
TC PipeLines LP, senior note, 3.90%, 5/25/27	United States	2,550,000	2,816,034
The Williams Cos. Inc.,
senior bond, 3.50%, 11/15/30	United States	1,000,000	1,092,971
senior bond, 5.10%, 9/15/45	United States	300,000	374,713
Valero Energy Corp.,
senior bond, 4.00%, 4/01/29	United States	500,000	558,817
senior note, 4.35%, 6/01/28	United States	1,500,000	1,708,307
			44,567,101
Paper & Forest Products 0.2%
Suzano Austria GmbH, 3.125%, 1/15/32	Austria	2,700,000	2,677,374

Pharmaceuticals 1.2%
AstraZeneca PLC, senior note, 1.375%, 8/06/30	United Kingdom	5,000,000	4,735,507
Bristol-Myers Squibb Co., senior bond, 4.125%, 6/15/39	United States	3,200,000	3,870,054
[a] Royalty Pharma PLC,
senior secured note, 144A, 1.75%, 9/02/27	United Kingdom	1,300,000	1,280,413
144A, 2.20%, 9/02/30	United Kingdom	4,000,000	3,926,728
Takeda Pharmaceutical Co. Ltd.,
senior note, 2.05%, 3/31/30	Japan	2,600,000	2,581,478
senior note, 5.00%, 11/26/28	Japan	2,700,000	3,253,442
			19,647,622
Road & Rail 0.3%
Burlington Northern Santa Fe LLC,
senior bond, 4.15%, 4/01/45	United States	2,300,000	2,802,570
senior bond, 4.90%, 4/01/44	United States	1,100,000	1,470,448
CSX Corp., senior bond, 4.25%, 11/01/66	United States	750,000	927,993
			5,201,011
Software 0.3%
ServiceNow Inc., senior bond, 1.40%, 9/01/30	United States	6,000,000	5,636,346

Tobacco 0.8%
Altria Group Inc., senior note, 3.40%, 5/06/30	United States	6,600,000	6,968,190

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

[a] Imperial Brands Finance PLC, senior note, 144A, 3.50%, 7/26/26	United Kingdom	6,000,000	6,431,778
			13,399,968
Transportation Infrastructure 0.1%
[a] DAE Funding LLC, 144A, 1.55%, 8/01/24	United States	1,000,000	999,870

Wireless Telecommunication Services 1.2%
AT&T Inc. , 1.65%, 2/01/28	United States	4,000,000	3,972,801
T-Mobile USA Inc.,
senior bond, 3.30%, 2/15/51	United States	2,000,000	1,999,200
Senior note, 3.75%, 4/15/27	United States	5,000,000	5,536,925
Senior secured bond, 3.875%, 4/15/30	United States	1,000,000	1,121,250
Verizon Communications Inc., Sr. Unsecured, 2.55%, 3/21/31	United States	4,000,000	4,091,554
Vodafone Group PLC, senior bond, 6.15%, 2/27/37	United Kingdom	2,300,000	3,186,595
			19,908,325
Total Corporate Bonds & Notes (Cost $427,211,168)			440,584,230
U.S. Government & Agency Securities 41.1%
U.S. Treasury Bond,
1.125%, 8/15/40	United States	9,187,000	7,906,562
1.25%, 5/15/50	United States	5,095,000	4,161,779
1.375%, 8/15/50	United States	10,453,000	8,815,227
2.00%, 2/15/50	United States	11,100,000	10,908,352
2.25%, 8/15/46	United States	25,354,000	26,223,563
2.25%, 8/15/49	United States	2,350,000	2,435,188
2.50%, 5/15/46	United States	6,298,000	6,824,965
2.75%, 8/15/42	United States	3,712,000	4,184,265
2.75%, 11/15/42	United States	5,924,000	6,673,062
3.00%, 11/15/44	United States	12,595,000	14,831,596
3.00%, 2/15/49	United States	7,293,000	8,733,652
3.50%, 2/15/39	United States	19,820,000	24,799,001
U.S. Treasury Note,
0.25%, 6/30/25	United States	24,509,000	24,079,135
0.375%, 11/30/25	United States	91,791,000	90,152,387
0.375%, 1/31/26	United States	60,949,000	59,737,163
0.50%, 3/31/25	United States	51,900,000	51,652,664
0.875%, 6/30/26	United States	5,000,000	4,997,852
1.375%, 8/31/23	United States	89,790,000	91,929,527
1.50%, 3/31/23	United States	30,273,000	30,954,734
1.50%, 9/30/24	United States	9,050,000	9,338,469
1.50%, 10/31/24	United States	5,750,000	5,934,404
1.875%, 9/30/22	United States	59,500,000	60,796,914
2.125%, 2/29/24	United States	100,665,000	105,338,451
2.125%, 3/31/24	United States	3,500,000	3,665,020
Total U.S. Government & Agency Securities (Cost $667,866,217)			665,073,932
Municipal Bonds 2.9%
Alabama 0.3%
Southeast Alabama Gas Supply District, Libor Project 2, Series 2018B, Monthly, VRDN, 0.912%, 6/01/49		5,000,000	5,048,288

California 1.1%
California Health Facilities Financing Authority,
State of California Personal Income Tax Revenue, 2.934%, 6/01/32		530,000	568,087
State of California Personal Income Tax Revenue, 2.984%, 6/01/33		460,000	491,920
State of California Personal Income Tax Revenue, 3.034%, 6/01/34		345,000	368,593
Contra Costa Community College District, Refunding, 2.926%, 8/01/38		4,000,000	4,173,858
Foothill-Eastern Transportation Corridor Agency, Refunding, Series 2019A, 4.094%, 1/15/49		275,000	291,754
Gilroy Unified School District, Refunding, 3.364%, 8/01/47		1,145,000	1,182,337
State of California, 4.00%, 3/01/46		2,500,000	2,984,038

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Whittier City School District, Refunding, 3.306%, 8/01/43		7,500,000	7,856,473
			17,917,060
Florida 0.0%†
County of Broward, Airport System Revenue, Refunding, Series 2019C, 3.477%, 10/01/43		560,000	585,564

New York 0.3%
Metropolitan Transportation Authority,
Climate Bond Certified, 4.00%, 11/15/45		1,095,000	1,280,253
Green Bond, Series 2019B, 5.00%, 11/15/52		2,655,000	3,262,758
			4,543,011
Ohio 0.1%
Greenville City School District, Refunding, 3.541%, 1/01/51		1,295,000	1,327,371

Pennsylvania 0.7%
Commonwealth Financing Authority, Series A, 2.991%, 6/01/42		7,800,000	8,021,651
Pennsylvania State University, Series 2020B, 2.888%, 9/01/50		3,500,000	3,571,283
			11,592,934
Texas 0.4%
City of Austin, Electric Utility Revenue, Refunding, 6.262%, 11/15/32		1,000,000	1,255,016
Texas Water Development Board, State Water Implementation Revenue Fund, Series 2019A, 4.00%,
10/15/44		3,750,000	4,482,088
			5,737,104
Total Municipals (Cost $45,244,840)			46,751,332
Mortgage-Backed Securities 21.9%
Fannie Mae 5.1%
Federal Home Loan Mortgage Corp.,
2.00%, 10/01/35	United States	2,321,568	2,397,212
2.50%, 10/01/50	United States	11,337,251	11,757,652
2.50%, 3/01/51	United States	1,341,480	1,398,621
3.00%, 3/01/50	United States	21,675,602	22,929,561
3.00%, 3/01/50	United States	8,406,395	8,862,831
3.50%, 2/01/47	United States	2,359,567	2,518,162
3.50%, 2/01/47	United States	4,155,547	4,479,281
3.50%, 3/01/48	United States	5,573,495	6,012,828
3.50%, 3/01/48	United States	2,612,611	2,789,242
4.00%, 6/01/48	United States	8,538,645	9,308,300
4.00%, 5/01/50	United States	9,898,354	10,763,201
			83,216,891
Freddie Mac 14.6%
Federal National Mortgage Association,
2.00%, 1/01/36	United States	706,617	730,110
2.00%, 4/01/36	United States	7,629,163	7,877,745
2.00%, 5/01/36	United States	15,838,417	16,354,481
2.00%, 7/01/36	United States	7,560,000	7,806,328
2.00%, 7/01/51	United States	24,914,000	25,180,061
2.50%, 10/01/31	United States	1,530,497	1,602,817
2.50%, 7/01/36	United States	8,553,000	8,955,870
2.50%, 9/01/50	United States	2,742,865	2,845,948
2.50%, 9/01/50	United States	11,988,094	12,538,671
2.50%, 9/01/50	United States	11,950,830	12,494,399
2.50%, 10/01/50	United States	4,833,467	5,010,271
2.50%, 1/01/51	United States	1,940,048	2,013,929
2.50%, 3/01/51	United States	2,469,849	2,569,719
2.50%, 3/01/51	United States	2,746,168	2,844,653
2.50%, 4/01/51	United States	2,855,395	2,957,215
2.50%, 5/01/51	United States	2,457,048	2,561,717
2.50%, 5/01/51	United States	1,596,141	1,664,135
2.50%, 7/01/51	United States	8,700,000	9,009,549
3.00%, 1/01/31	United States	918,756	972,936
3.00%, 12/01/32	United States	2,349,595	2,483,155
3.00%, 2/01/33	United States	2,342,085	2,474,260

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

3.00%, 2/01/33	United States	2,359,715	2,493,540
3.00%, 2/01/35	United States	2,362,777	2,494,483
3.00%, 4/01/50	United States	9,037,987	9,537,538
3.00%, 7/01/50	United States	14,035,123	14,661,367
3.00%, 9/01/50	United States	7,144,355	7,572,205
3.50%, 11/01/48	United States	13,172,169	14,259,009
3.50%, 8/01/49	United States	16,063,759	17,307,058
4.00%, 9/01/48	United States	9,419,315	10,225,276
4.50%, 7/01/47	United States	8,940,560	9,855,429
4.50%, 5/01/48	United States	4,604,436	5,091,413
4.50%, 12/01/48	United States	6,603,063	7,245,702
4.50%, 5/01/49	United States	2,203,896	2,372,691
4.50%, 2/01/50	United States	2,788,898	3,055,308

			237,118,988
Ginnie Mae 2.2%
Government National Mortgage Association,
2.00%, 3/20/51	United States	2,515,469	2,563,926
2.00%, 6/20/51	United States	7,018,572	7,209,654
2.50%, 2/20/51	United States	2,462,184	2,550,022
2.50%, 4/20/51	United States	2,469,968	2,560,135
2.50%, 6/20/51	United States	16,159,113	16,766,927
3.00%, 2/20/51	United States	786,898	824,740
4.00%, 12/20/50	United States	2,271,404	2,403,866
			34,879,270
Total Mortgage-Backed Securities (Cost $355,492,286)			355,215,149
Foreign Government and Agency Securities 4.1%
Chile 0.1%
Chile Government International Bond, Sr. Unsecured, 3.50%, 1/25/50		1,100,000	1,154,522

Colombia 0.3%
Colombia Government International Bond,
senior bond, 5.00%, 6/15/45		3,250,000	3,464,337
senior bond, 5.625%, 2/26/44		2,000,000	2,271,600
			5,735,937
India 0.1%
[a] Export-Import Bank of India, senior note, 144A, 3.25%, 1/15/30		1,000,000	1,018,172

Indonesia 0.4%
Indonesia Government International Bond,
[a] senior bond, 144A, 4.35%, 1/08/27		3,150,000	3,572,215
[a] senior note, 144A, 4.125%, 1/15/25		3,500,000	3,869,894
			7,442,109
Kazakhstan 0.3%
[a] Kazakhstan Government International Bond, senior note, 144A,
5.125%, 7/21/25		4,070,000	4,737,114

Mexico 0.5%
Mexico Government International Bond,
senior bond, 3.60%, 1/30/25		2,700,000	2,972,808

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

senior note, 4.15%, 3/28/27	4,500,000	5,093,302
		8,066,110
Panama 0.4%
Panama Notas del Tesoro, senior note, 3.75%, 4/17/26	5,950,000	6,431,147
Peru 0.4%
Peruvian Government International Bond, senior bond, 2.783%, 1/23/31	5,850,000	5,974,371
Philippines 0.3%
Philippine Government International Bond, senior bond, 3.95%,
1/20/40	4,620,000	5,143,418
Romania 0.2%
[a] Romanian Government International Bond, senior bond, 144A,
5.125%, 6/15/48	2,270,000	2,786,661
Russia 0.3%
[a] Russian Foreign Bond - Eurobond, senior bond, 144A, 5.10%,
3/28/35	4,800,000	5,718,048

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Supranational 0.4%
[a] African Export-Import Bank, senior bond, 144A, 3.994%, 9/21/29		6,100,000	6,434,298

Uruguay 0.4%
Uruguay Government International Bond,
senior bond, 4.375%, 1/23/31		3,875,000	4,518,289
senior bond, 4.50%, 8/14/24		1,400,000	1,523,480
			6,041,769
Total Foreign Government and Agency Securities (Cost $65,856,182)			66,683,676
Asset-Backed Securities 1.4%
American Express Credit Account Master Trust, Series 2019-1, Class A,
ABS, 2.87%, 10/15/24		1,500,000	1,530,279
[a] BX Commercial Mortgage Trust 2020-BXLP, Series 2020-BXLP, Class A,
144A, 0.873% to 12/15/36, FRN thereafter, 12/15/37		2,998,808	3,006,156
Capital One Multi-Asset Execution Trust,
Series 2019-A1, Class A1, 2.84%, 12/15/24		4,460,000	4,535,270
Series 2019-A2, Class A2, 1.72%, 8/15/24		5,510,000	5,605,479
CF Hippolyta LLC,
[a] Series 2020-1, Class A1, ABS, 144A, 1.69%, 7/15/60		2,071,002	2,106,401
[a] Series 2021-1A, Class A1, ABS, 144A, 1.53%, 3/15/61		1,198,000	1,207,319
Citibank Credit Card Issuance Trust, Series 2017-A7 , Class A7, 0.451%, to
8/08/23 FRN thereafter, 8/08/24		2,000,000	2,009,992
Discover Card Execution Note Trust, Series 2019-A3, Class A, 1.89%,
10/15/24		3,220,000	3,287,777
Total Asset-Backed Securities (Cost $23,071,050)			23,288,673
Total Investments before Short Term Investments (Cost $1,584,741,743)			1,597,596,992
Short Term Investments 1.3%
Money Market Funds 1.3%
[b,c] Institutional Fiduciary Trust Portfolio 0.01%	United States	20,091,853	20,091,853
Total Short Term Investments (Cost $20,091,853)			20,091,853
Total Investments (Cost $1,604,833,596) 99.9%			1,617,688,845
Other Assets, less Liabilities 0.1%			2,048,626

Net Assets 100.0%			$1,619,737,471

*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was
$110,729,597, representing 6.8% of net assets.
bSee Note 5 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Credit Default Swap Contracts
								Unamortized
								Upfront	Unrealized
			Payment	Maturity	Notional			Payments	Appreciation
Description		Financing Rate	Frequency	Date	Amount	Value		(Receipts)	(Depreciation)
Contracts to Sell Protection[a]
Nordstrom Inc.		1%	Quarterly	6/20/26	$1,900,000	$(105,043	) $	(123,164)	$18,121
Nordstrom Inc.		1%	Quarterly	6/20/26	1,900,000		(105,043)	(94,360)	(10,683)

Total									$7,438

[a]The fund enters contracts to sell protection to create a long credit position.

At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

									Value/Unrealized
				Number of		Notional		Expiration	Appreciation
Description			Type	Contracts		Amount*		Date	(Depreciation)
Index Contracts
U.S. Treasury 5 Yr. Note			Long		301	$37,152,336		9/30/21	$(103,408)
U.S. Long Bond			Short		29	4,661,750		9/21/21	(30,854)
Ultra 10 Yr. U.S. Treasury Note			Short		114	16,781,156		9/21/21	(216,817)

Total Futures Contracts									$(351,079)
*As of period end.

Abbreviations

Selected Portfolio

FRN	-	Floating Rate Note
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin Liberty U.S. Low Volatility ETF	Shares	Value
Common Stocks 99.6%
Communication Services 10.6%
[a] Alphabet Inc., A	743	$1,814,250
AT&T Inc.	62,370	1,795,008
[a] Charter Communications Inc., A	2,606	1,880,099
Comcast Corp., A	31,509	1,796,643
[a] Liberty Broadband Corp., C	11,108	1,929,015
[a] T-Mobile US Inc.	12,349	1,788,506
TELUS Corp.	80,455	1,804,606
Verizon Communications Inc.	32,011	1,793,576
		14,601,703
Consumer Discretionary 12.1%
[a] Amazon.com Inc.	454	1,561,833
Dollar General Corp.	7,453	1,612,755
McDonald's Corp.	6,898	1,593,369
NIKE Inc., B	12,346	1,907,333
[a] NVR Inc.	331	1,646,162
[a] O'Reilly Automotive Inc.	2,951	1,670,886
Target Corp.	6,877	1,662,446
The Home Depot Inc.	5,239	1,670,665
The TJX Cos. Inc.	25,017	1,686,646
Tractor Supply Co.	9,256	1,722,171
		16,734,266
Consumer Staples 5.6%
McCormick & Co. Inc.	17,470	1,542,951
PepsiCo Inc.	10,347	1,533,115
The Coca-Cola Co.	27,985	1,514,268
The Procter & Gamble Co.	11,397	1,537,797
Walmart Inc.	11,132	1,569,835
		7,697,966
Energy 2.7%
Chevron Corp.	11,605	1,215,507
Exxon Mobil Corp.	19,797	1,248,795
Kinder Morgan Inc.	67,709	1,234,335
		3,698,637
Financials 11.3%
Aflac Inc.	28,893	1,550,399
Arthur J Gallagher & Co.	10,938	1,532,195
BlackRock Inc.	1,789	1,565,321
Intercontinental Exchange Inc.	13,344	1,583,933
JPMorgan Chase & Co.	10,172	1,582,153
Nasdaq Inc.	8,559	1,504,672
S&P Global Inc.	3,851	1,580,643
The Progressive Corp.	16,301	1,600,921
The Travelers Cos. Inc.	10,394	1,556,086
US Bancorp	27,489	1,566,048
		15,622,371
Health Care 13.1%
Abbott Laboratories	14,612	1,693,969
AbbVie Inc.	14,252	1,605,345
Becton Dickinson and Co.	6,702	1,629,859
Bristol-Myers Squibb Co.	24,255	1,620,719
Danaher Corp.	6,274	1,683,691
Johnson & Johnson	9,953	1,639,657
Medtronic PLC	13,083	1,623,993
Merck & Co. Inc.	21,100	1,640,947
Pfizer Inc.	41,542	1,626,785
Quest Diagnostics Inc.	12,645	1,668,761

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

UnitedHealth Group Inc.	4,140	1,657,822
		18,091,548
Industrials 8.2%
BWX Technologies Inc.	18,606	1,081,381
Honeywell International Inc.	5,155	1,130,749
IDEX Corp.	5,202	1,144,700
Illinois Tool Works Inc.	5,017	1,121,601
Lockheed Martin Corp.	2,905	1,099,107
Republic Services Inc.	11,006	1,210,770
Roper Technologies Inc.	2,451	1,152,460
Union Pacific Corp.	5,128	1,127,801
United Parcel Service Inc., B	5,570	1,158,393
Verisk Analytics Inc.	6,439	1,125,022
		11,351,984
Information Technology 27.8%
Accenture PLC, A	6,783	1,999,560
Amphenol Corp., A	28,784	1,969,113
Analog Devices Inc.	11,762	2,024,946
[a] ANSYS Inc.	5,756	1,997,677
Apple Inc.	14,623	2,002,766
Automatic Data Processing Inc.	9,890	1,964,352
[a] Black Knight Inc.	25,670	2,001,747
Booz Allen Hamilton Holding Corp.	12,727	1,084,086
Cisco Systems Inc.	36,639	1,941,867
Fidelity National Information Services Inc.	13,265	1,879,252
International Business Machines Corp.	13,330	1,954,045
Intuit Inc.	4,030	1,975,385
Jack Henry & Associates Inc.	11,594	1,895,735
[a] Keysight Technologies Inc.	12,936	1,997,448
Mastercard Inc., A	5,192	1,895,547
Microsoft Corp.	7,353	1,991,928
Oracle Corp.	25,027	1,948,102
[a] Synopsys Inc.	7,176	1,979,069
Texas Instruments Inc.	10,436	2,006,843
Visa Inc., A	8,280	1,936,030
		38,445,498
Materials 2.7%
Air Products and Chemicals Inc.	4,177	1,201,639
Ecolab Inc.	5,963	1,228,199
Linde PLC	4,339	1,254,405
		3,684,243
Real Estate 3.1%
Crown Castle International Corp.	7,470	1,457,397
Equinix Inc.	1,763	1,414,984
Public Storage	4,863	1,462,255
		4,334,636
Utilities 2.4%
American Electric Power Co. Inc.	7,994	676,212
Consolidated Edison Inc.	8,837	633,790
Dominion Energy Inc.	8,798	647,269
Duke Energy Corp.	6,609	652,441
NextEra Energy Inc.	8,983	658,274
		3,267,986
Total Investments before Short Term Investments (Cost $116,234,735)		137,530,838

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Country	Principal Amount*	Value

Short Term Investments 0.1%
U.S. Government & Agency Securities 0.1%
[b] Federal Farm Credit Discount Notes, 7/01/21	United States	100,000	100,000
Total Short-Term Investments (Cost $100,000)			100,000
Total Investments (Cost $116,334,735) 99.7%			137,630,838
Other Assets, less Liabilities 0.3%			408,828
Net Assets 100.0%			$138,039,666

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bThe security was issued on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin Liberty U.S. Treasury Bond ETF	Country	Principal Amount*	Value
U.S. Government & Agency Securities 97.4%
U.S. Treasury Bond,
1.125%, 8/15/40	United States	11,320,000	$9,742,275
2.25%, 8/15/46	United States	9,939,000	10,279,877
2.25%, 8/15/49	United States	8,550,000	8,859,938
2.375%, 5/15/51	United States	410,000	437,835
2.50%, 2/15/45	United States	8,932,000	9,666,797
2.75%, 11/15/47	United States	8,790,000	10,008,926
2.875%, 5/15/49	United States	4,980,000	5,833,020
3.00%, 5/15/47	United States	1,800,000	2,140,945
3.375%, 11/15/48	United States	8,760,000	11,188,163
4.375%, 2/15/38	United States	3,650,000	5,025,451
4.50%, 2/15/36	United States	6,910,000	9,488,294
4.50%, 5/15/38	United States	6,080,000	8,494,900
U.S. Treasury Note,
0.125%, 5/31/22	United States	45,500,000	45,516,300
0.50%, 6/30/27	United States	27,050,000	26,168,762
1.125%, 2/29/28	United States	7,358,000	7,337,306
1.25%, 8/31/24	United States	12,670,000	12,971,407
1.25%, 4/30/28	United States	19,500,000	19,563,984
1.50%, 9/30/24	United States	12,610,000	13,011,944
1.50%, 11/30/24	United States	13,959,000	14,406,124
1.625%, 8/15/29	United States	7,522,000	7,694,771
1.75%, 7/31/24	United States	7,080,000	7,358,775
1.875%, 7/31/26	United States	31,250,000	32,791,748
2.00%, 4/30/24	United States	12,569,000	13,129,204
2.00%, 5/31/24	United States	12,230,000	12,783,216
2.125%, 3/31/24	United States	13,131,000	13,750,106
2.125%, 9/30/24	United States	9,390,000	9,878,207
2.125%, 11/30/24	United States	12,920,000	13,610,917
2.25%, 10/31/24	United States	10,600,000	11,202,875
2.25%, 11/15/24	United States	13,470,000	14,242,946
2.375%, 2/29/24	United States	11,908,000	12,537,822
2.50%, 5/15/24	United States	14,085,000	14,922,122
2.875%, 8/15/28	United States	1,764,000	1,962,243
3.125%, 11/15/28	United States	11,527,000	13,042,620
United States Treasury Inflation Protected Security,
0.125%, 4/15/26	United States	3,919,454	4,265,482
0.375%, 1/15/27	United States	7,460,370	8,261,392
Total U.S. Government & Agency Securities (Cost $430,541,025)			421,576,694
Mortgage-Backed Securities 1.7%
Fannie Mae 0.5%
Federal National Mortgage Association	United States	2,388,000	2,472,966

Ginnie Mae 1.2%
Government National Mortgage Association	United States	4,846,717	5,077,444

Total Mortgage-Backed Securities (Cost $7,582,298)			7,550,410
Total Investments before Short Term Investments 0.9%
Short Term Investements 0.9%
Money Market Funds 0.9%
[a,b] Institutional Fiduciary Trust Portfolio 0.01%	United States	3,773,002	3,773,002
Total Short Term Investments (Cost $3,773,002)			3,773,002
Total Investments (Cost $441,896,325) 100.0%			432,900,106

Other Assets, less Liabilities 0.0%†			47,748
Net Assets 100.0%			$432,947,854

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
†	Rounds to less than 0.1% of net assets.
[a]	See Note 5 regarding investments in affiliated management investment companies.
[b]	The rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin Liberty Ultra Short Bond ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 86.7%
Aerospace & Defense 4.0%
The Boeing Co., senior note, 1.167%, 2/04/23	United States	100,000	$100,423
Automobiles 2.1%
[a] Hyundai Capital America, Senior note, 144A, 2.375%, 2/10/23	United States	50,000	51,343
Banks 24.3%
Bank of America Corp., senior note, FRN thereafter, 1.176%, 4/24/23	United States	50,000	50,366
Bank of Montreal, senior note, FRN thereafter, 0.726%, 3/10/23	Canada	50,000	50,474
Canadian Imperial Bank of Commerce, senior note, FRN thereafter, 0.85%,
3/17/23	Canada	50,000	50,508
Citigroup Inc., senior note, FRN thereafter, 1.565%, 9/01/23	United States	100,000	101,423
JPMorgan Chase & Co., senior note, FRN thereafter, 1.076%, 4/25/23	United States	100,000	100,732
M&T Bank Corp., senior note, FRN thereafter, 0.856%, 7/26/23	United States	50,000	50,536
Morgan Stanley, senior unsecured note, FRN thereafter, 0.731%, 4/05/24	United States	50,000	50,117
Sumitomo Mitsui Financial Group Inc., senior note, FRN thereafter, 0.93%,
1/17/23	Japan	50,000	50,443
The Goldman Sachs Group Inc., senior unsecured note, FRN thereafter,
0.575%, 11/17/23	United States	50,000	50,071
Wells Fargo & Co., senior note, FRN thereafter, 1.286%, 1/24/23	United States	50,000	50,289
			604,959
Biotechnology 4.0%
Abbvie Inc. 0.799%, 11/21/22	United States	50,000	50,365
Gilead Sciences Inc., senior note, 4.40%, 12/01/21	United States	50,000	50,337
			100,702
Capital Markets 4.0%
Goldman Sachs Group Inc., senior note, FRN thereafter, 0.90%, 2/23/23	United States	50,000	50,463
Morgan Stanley, Sr Unsecured, GMTN, FRN thereafter, 0.725%, 1/20/23	United States	50,000	50,176
			100,639
Chemicals 3.3%
DuPont de Nemours Inc., senior note, FRN thereafter, 1.266%, 11/15/23	United States	50,000	50,935
LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	28,000	29,932
			80,867
Consumer Finance 2.1%
Capital One Financial Corp., senior note, 2.60%, 5/11/23	United States	50,000	51,937
Energy Equipment & Services 2.1%
[a] Schlumberger Finance Canada Ltd., senior note, 144A, 2.65%, 11/20/22	Canada	50,000	51,417
Food Products 6.1%
BAT Capital Corp., senior note, 2.764%, 8/15/22	United States	50,000	51,181
Hormel Foods Corp., senior unsecured note, 0.65%, 6/03/24	United States	100,000	100,231
			151,412
Health Care Providers & Services 2.0%
Cigna Corp., Sr Unsecured, FRN thereafter, 1.074%, 7/15/23	United States	50,000	50,686
Industrial Conglomerates 2.0%
General Electric Co., FRN thereafter, 1.119%, 3/15/23	United States	50,000	50,614
Insurance 2.1%
[a] Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	50,000	51,825

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Internet & Direct Marketing Retail 2.0%
eBay Inc., senior note, 1.056%, 1/30/23	United States	50,000	50,496
Metals & Mining 2.0%
[a] Glencore Finance Canada Ltd., senior bond, 144A, 4.95%, 11/15/21	Canada	50,000	50,825
Oil, Gas & Consumable Fuels 8.3%
[a] Kinder Morgan Inc., 144A, 5.625%, 11/15/23	United States	50,000	55,111
MPLX LP, senior note, FRN thereafter, 1.223%, 9/09/22	United States	50,000	50,033
Valero Energy Corp., FRN thereafter, 1.269%, 9/15/23	United States	100,000	100,181
			205,325
Pharmaceuticals 12.2%
AmerisourceBergen Corp., senior note, 0.737%, 3/15/23	United States	100,000	100,193
AstraZeneca PLC, senior note, 0.821%, 8/17/23	United Kingdom	50,000	50,503
Becton Dickinson and Co., senior note, 2.894%, 6/06/22	United States	50,000	51,106
[a] Bristol-Myers Squibb Co., senior note, 144A, 2.60%, 5/16/22	United States	50,000	51,077
GlaxoSmithKline Capital PLC, senior note, 0.534%, 10/01/23	United Kingdom	50,000	50,192
			303,071
Road & Rail 2.1%
[a] Penske Truck Leasing Co. LP/PTL Finance Corp., senior note, 144A,
2.70%, 3/14/23	United States	50,000	51,647
Semiconductors & Semiconductor Equipment 2.0%
[a] Microchip Technology Inc., senior secured note, 144A, 0.983%, 9/01/24	United States	50,000	49,786

Total Corporate Bonds & Notes (Cost $2,149,730)			2,157,974
Asset-Backed Securities 8.2%
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, FRN
thereafter, 0.711%, 4/22/26	United States	100,000	101,472
Discover Card Execution Note Trust, Series 2017-A5, Class A5, FRN
thereafter, 0.673%, 12/15/26	United States	100,000	101,523
Total Asset-Backed Securities (Cost $200,922)			202,995
Total Investments before Short Term Investments (Cost $2,350,652)			2,360,969
Short Term Investments 6.4%
Money Market Funds 6.4%
[b,c] Institutional Fiduciary Trust Portfolio 0.01%	United States	159,443	159,443
Total Short Term Investments (Cost $159,443)			159,443
Total Investments (Cost $2,510,095) 101.3%			2,520,412
Other Assets, less Liabilities (1.3)%			(32,122)

Net Assets 100.0%			$2,488,290

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $413,031, representing 16.6% of net assets.
bSee Note 5 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

Abbreviations

Selected Portfolio

FRN	-	Floating Rate Note

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin LibertyQ Emerging Markets ETF	Industry	Shares	Value
Common Stocks 98.1%
Brazil 3.3%
Ambev SA	Beverages	75,600	$257,180
BB Seguridade Participacoes SA	Insurance	20,400	93,913
	Independent Power and Renewable
Engie Brasil Energia SA	Electricity Producers	4,400	34,329
Petrobras Distribuidora SA	Specialty Retail	8,000	42,536
Telefonica Brasil SA	Diversified Telecommunication Services	12,009	100,517
TIM SA	Wireless Telecommunication Services	16,800	38,603
Vale SA	Metals & Mining	11,560	260,903
			827,981
Chile 0.7%
	Independent Power and Renewable
Colbun SA	Electricity Producers	161,524	22,763
Compania Cervecerias Unidas SA	Beverages	2,872	29,189
Enel Americas SA	Electric Utilities	536,020	79,360
Enel Chile SA	Electric Utilities	606,936	35,219
			166,531
China 27.1%
[a] 360 DigiTech Inc.	Consumer Finance	940	39,330
[b] A-Living Services Co. Ltd., 144A	Commercial Services & Supplies	8,000	39,815
Agile Group Holdings Ltd.	Real Estate Management & Development	12,000	15,545
Agricultural Bank of China Ltd., A	Banks	75,200	35,267
Agricultural Bank of China Ltd., H	Banks	540,000	187,745
Anhui Conch Cement Co. Ltd., A	Construction Materials	6,000	38,122
Anhui Conch Cement Co. Ltd., H	Construction Materials	33,730	178,947
Anhui Kouzi Distillery Co. Ltd., A	Beverages	800	8,382
Apeloa Pharmaceutical Co. Ltd., A	Pharmaceuticals	1,200	5,461
Autobio Diagnostics Co. Ltd., A	Health Care Equipment & Supplies	390	4,574
Bank of Beijing Co. Ltd., A	Banks	26,400	19,900
Bank of Chengdu Co. Ltd., A	Banks	3,200	6,260
Bank of China Ltd., A	Banks	14,000	6,674
Bank of China Ltd., H	Banks	604,000	216,996
Bank of Communications Co. Ltd., A	Banks	52,000	39,438
Bank of Communications Co. Ltd., H	Banks	219,400	147,475
Bank of Hangzhou Co. Ltd., A	Banks	6,000	13,698
Bank of Jiangsu Co. Ltd., A	Banks	8,800	9,671
Bank of Nanjing Co. Ltd., A	Banks	10,800	17,585
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	23,200	27,434
Beijing Enterprises Holdings Ltd.	Gas Utilities	5,000	17,738
Brilliance China Automotive Holdings Ltd.	Automobiles	66,000	37,224
By-health Co. Ltd., A	Personal Products	1,200	6,111
C&S Paper Co. Ltd., A	Household Products	1,200	5,117
	Electronic Equipment, Instruments &
Chaozhou Three-Circle Group Co. Ltd., A	Components	1,600	10,505
China Cinda Asset Management Co. Ltd., H	Capital Markets	208,000	39,640
China CITIC Bank Corp. Ltd., H	Banks	228,000	108,042
China Communications Services Corp. Ltd., H	Construction & Engineering	24,000	11,991
China Conch Venture Holdings Ltd.	Construction & Engineering	36,000	151,587
China Construction Bank Corp., A	Banks	800	823
China Construction Bank Corp., H	Banks	312,000	245,475
China Everbright Bank Co. Ltd., A	Banks	47,600	27,849
China Everbright Bank Co. Ltd., H	Banks	76,000	31,023
[b,c] China Feihe Ltd., 144A, Reg S	Food Products	49,000	105,750
China Hongqiao Group Ltd.	Metals & Mining	40,000	54,186
China Lesso Group Holdings Ltd.	Building Products	20,000	49,344
China Medical System Holdings Ltd.	Pharmaceuticals	36,000	94,800
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	24,000	35,046
China Minsheng Banking Corp. Ltd., A	Banks	46,400	31,671
China Minsheng Banking Corp. Ltd., H	Banks	142,000	68,021

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

China National Building Material Co. Ltd., H	Construction Materials	72,000	84,555
China Overseas Property Holdings Ltd.	Real Estate Management & Development	25,000	26,720
China Pacific Insurance Group Co. Ltd., A	Insurance	6,400	28,697
China Pacific Insurance Group Co. Ltd., H	Insurance	44,800	141,048
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	256,000	129,552
China Railway Group Ltd., H	Construction & Engineering	60,000	31,291
China Resources Cement Holdings Ltd.	Construction Materials	66,000	62,721
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	32,000	43,678
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	8,400	25,379
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	94,120	184,462
China South Publishing & Media Group Co. Ltd., A	Media	2,400	3,276
China Taiping Insurance Holdings Co. Ltd.	Insurance	28,800	47,914
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	24,800	79,227
[a] Chongqing Brewery Co. Ltd., A	Beverages	600	18,383
Chongqing Rural Commercial Bank Co. Ltd., A	Banks	5,600	3,458
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	28,000	11,069
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	25,400	274,414
Daan Gene Co. Ltd.	Biotechnology	1,860	6,115
[b] Dali Foods Group Co. Ltd., 144A	Food Products	50,000	29,810
Dongfeng Motor Group Co. Ltd., H	Automobiles	64,000	57,524
Financial Street Holdings Co. Ltd., A	Real Estate Management & Development	2,000	2,089
Focus Media Information Technology Co. Ltd.	Machinery	16,400	23,886
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	4,400	87,818
Fujian Sunner Development Co. Ltd.	Food Products	2,000	7,392
G-bits Network Technology Xiamen Co. Ltd., A	Entertainment	100	8,203
Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	4,800	4,049
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	Household Durables	800	3,250
Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	28,800	32,858
	Electronic Equipment, Instruments &
Guangzhou Shiyuan Electronic Technology Co. Ltd., A	Components	800	15,390
Guangzhou Wondfo Biotech Co. Ltd., A	Health Care Equipment & Supplies	390	3,905
Haitian International Holdings Ltd.	Machinery	10,000	33,544
Hangzhou Robam Appliances Co. Ltd., A	Household Durables	1,200	8,637
Heilongjiang Agriculture Co. Ltd., A	Food Products	2,000	4,631
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	3,900	19,196
Hengan International Group Co. Ltd.	Personal Products	10,000	66,960
Hithink RoyalFlush Information Network Co. Ltd., A	Capital Markets	600	10,474
Hopson Development Holdings Ltd.	Real Estate Management & Development	10,400	47,675
Huaxia Bank Co. Ltd., A	Banks	12,400	11,880
Huaxin Cement Co. Ltd., A	Construction Materials	2,000	5,439
Hunan Valin Steel Co. Ltd., A	Metals & Mining	8,400	8,581
Industrial and Commercial Bank of China Ltd.	Banks	18,800	15,044
Industrial and Commercial Bank of China Ltd., H	Banks	368,000	216,084
Inner Mongolia Junzheng Energy & Chemical Industry Group Co.
Ltd., A	Chemicals	10,000	7,878
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	6,000	34,203
Intco Medical Technology Co. Ltd.	Health Care Equipment & Supplies	400	7,727
Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	1,070	14,302
Jason Furniture Hangzhou Co. Ltd., A	Household Durables	400	4,784
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	25,000	28,297
Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	1,200	15,958
Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	1,500	48,105
Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	3,200	4,953
Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	3,600	6,659
Juewei Food Co. Ltd., A	Food Products	800	10,437
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	8,000	44,399
Kingfa Sci & Tech Co. Ltd., A	Chemicals	1,600	5,166
Kunlun Tech Co. Ltd.	Entertainment	1,200	3,042
Kweichow Moutai Co. Ltd., A	Beverages	790	251,483
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	28,000	21,309
Luzhou Laojiao Co. Ltd., A	Beverages	1,700	62,081

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Electronic Equipment, Instruments &
Maxscend Microelectronics Co. Ltd., A	Components	200	16,639
Muyuan Foods Co. Ltd.	Food Products	6,720	63,260
NanJi E-Commerce Co. Ltd.	Media	2,800	4,234
NetEase Inc., ADR	Entertainment	2,384	274,756
New China Life Insurance Co. Ltd., H	Insurance	8,800	30,029
[a] New Hope Liuhe Co. Ltd.	Food Products	4,800	10,899
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	36,000	46,171
Ningxia Baofeng Energy Group Co. Ltd., A	Chemicals	3,600	7,622
[a] Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	2,000	6,467
Ovctek China Inc., A	Health Care Equipment & Supplies	989	15,851
Perfect World Co. Ltd.	Entertainment	2,000	7,401
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	224,000	109,031
PICC Property and Casualty Co. Ltd., H	Insurance	108,000	94,568
[b] Postal Savings Bank of China Co. Ltd., 144A	Banks	160,000	107,754
RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	5,200	4,539
Sany Heavy Industry Co. Ltd., A	Machinery	8,900	40,045
Seazen Group Ltd.	Real Estate Management & Development	36,000	34,119
Seazen Holdings Co. Ltd., A	Real Estate Management & Development	2,400	15,453
Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	12,800	23,477
Shandong Buchang Pharmaceuticals Co. Ltd., A	Pharmaceuticals	1,600	5,570
Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	2,600	12,455
Shandong Sun Paper Industry JSC Ltd., A	Paper & Forest Products	2,400	4,959
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	7,600	16,598
Shanghai Pudong Development Bank Co. Ltd., A	Banks	18,400	28,479
Shanxi Lu'an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	3,200	5,849
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	800	55,473
	Electronic Equipment, Instruments &
Shengyi Technology Co. Ltd., A	Components	2,000	7,247
	Semiconductors & Semiconductor
Shenzhen Goodix Technology Co. Ltd., A	Equipment	600	12,038
Shenzhen International Holdings Ltd.	Transportation Infrastructure	16,000	22,128
Shenzhen Investment Ltd.	Real Estate Management & Development	40,000	12,310
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	1,173	87,155
[a] Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	1,200	6,111
	Independent Power and Renewable
Sichuan Chuantou Energy Co Ltd., A	Electricity Producers	4,400	8,397
Sichuan Swellfun Co. Ltd., A	Beverages	600	11,734
[b] Smoore International Holdings Ltd., 144A	Tobacco	13,000	72,065
Suofeiya Home Collection Co. Ltd.	Household Durables	400	1,498
Tangshan Jidong Cement Co. Ltd.	Construction Materials	1,600	3,058
The People's Insurance Co. Group of China Ltd., H	Insurance	136,000	45,358
Toly Bread Co. Ltd., A	Food Products	1,120	5,409
Tonghua Dongbao Pharmaceutical Co. Ltd.	Pharmaceuticals	2,000	3,696
Tongkun Group Co. Ltd., A	Chemicals	2,000	7,457
[a] Topchoice Medical Investment Corp., A	Health Care Providers & Services	400	25,446
Uni-President China Holdings Ltd.	Food Products	12,000	13,243
[a] Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	6,384	128,191
Wanhua Chemical Group Co. Ltd., A	Chemicals	3,600	60,635
Want Want China Holdings Ltd.	Food Products	80,000	56,658
Weifu High-Technology Group Co. Ltd., A	Auto Components	1,200	3,869
Weihai Guangwei Composites Co. Ltd., A	Chemicals	400	4,702
Wens Foodstuffs Group Co. Ltd.	Food Products	10,400	23,131
Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co.
Ltd.	Entertainment	3,200	11,897
Wuliangye Yibin Co. Ltd., A	Beverages	4,300	198,260
Xiamen C & D Inc., A	Trading Companies & Distributors	3,200	4,012
[b,c] Yadea Group Holdings Ltd., 144A, Reg S	Automobiles	18,000	38,708
Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	2,400	5,706
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	34,000	45,708
Yealink Network Technology Corp. Ltd.	Communications Equipment	1,000	12,970
Yihai International Holding Ltd.	Food Products	8,400	56,408
Yuexiu Property Co. Ltd.	Real Estate Management & Development	28,800	30,336
Yunda Holding Co. Ltd., A	Air Freight & Logistics	3,050	6,387

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Yutong Bus Co. Ltd., A	Machinery	2,000	3,866
Zhejiang Longsheng Group Co. Ltd., A	Chemicals	2,800	5,955
Zhejiang NHU Co. Ltd.	Pharmaceuticals	2,880	12,784
Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	2,800	5,179
Zhejiang Supor Co. Ltd.	Household Durables	800	7,899
Zhejiang Weixing New Building Materials Co. Ltd., A	Building Products	2,000	6,399
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A	Pharmaceuticals	400	3,970
Zhuzhou Kibing Group Co. Ltd., A	Building Products	1,600	4,596
			6,811,597
Czech Republic 0.2%
CEZ AS	Electric Utilities	1,568	46,511
Egypt 0.1%
Eastern Co. SAE	Tobacco	32,176	24,294
[a] Fawry for Banking & Payment Technology Services SAE	IT Services	5,024	6,085
			30,379
Greece 0.4%
Hellenic Telecommunications Organization SA	Diversified Telecommunication Services	3,976	66,719
JUMBO SA	Specialty Retail	1,584	26,656

			93,375
Hong Kong 0.5%
	Electronic Equipment, Instruments &
Kingboard Laminates Holdings Ltd.	Components	20,000	44,863
Perennial Energy Holdings Ltd.	Metals & Mining	10,000	2,369
The Wharf Holdings Ltd.	Real Estate Management & Development	24,000	91,478
			138,710
Hungary 0.1%
Richter Gedeon Nyrt	Pharmaceuticals	1,372	36,571
India 13.0%
Adani Total Gas Ltd	Gas Utilities	3,012	41,326
Ambuja Cements Ltd.	Construction Materials	7,312	33,510
Asian Paints Ltd.	Chemicals	6,488	261,222
[a] Bajaj Auto Ltd.	Automobiles	1,592	88,539
Bharti Infratel Ltd.	Diversified Telecommunication Services	10,044	32,248
Britannia Industries Ltd.	Food Products	2,228	109,396
Coal India Ltd.	Oil, Gas & Consumable Fuels	40,188	79,289
Colgate-Palmolive (India) Ltd.	Personal Products	2,828	64,139
Container Corp. of India Ltd.	Road & Rail	3,900	36,642
Dabur India Ltd.	Personal Products	11,080	84,781
GAIL India Ltd.	Gas Utilities	35,988	72,455
HCL Technologies Ltd.	IT Services	19,840	262,514
[b,c] HDFC Asset Management Co. Ltd., 144A, Reg S	Capital Markets	1,188	46,629
Hero Motocorp Ltd.	Automobiles	2,636	102,936
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	15,780	62,245
Hindustan Unilever Ltd.	Household Products	7,708	256,273
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	19,404	28,168
Indraprastha Gas Ltd.	Gas Utilities	4,620	34,667
Infosys Ltd.	IT Services	13,764	292,723
IPCA Laboratories Ltd.	Pharmaceuticals	968	26,390
ITC Ltd.	Tobacco	75,768	206,622
[b,c] Larsen & Toubro Infotech Ltd., 144A, Reg S	IT Services	780	42,723
Marico Ltd.	Personal Products	11,520	82,266
Nestle India Ltd.	Food Products	752	178,394
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	120	47,661
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	14,564	44,243
[a] Pidilite Industries Ltd.	Chemicals	2,900	84,037
REC Ltd.	Diversified Financial Services	16,360	32,696
Tata Consultancy Services Ltd.	IT Services	5,960	268,272
Tech Mahindra Ltd.	IT Services	11,504	169,542

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Wipro Ltd.	IT Services	13,400	98,368
			3,270,916
Indonesia 1.9%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	308,400	25,629
[a] Gudang Garam Tbk PT	Tobacco	9,600	29,264
Indofood CBP Sukses Makmur Tbk PT	Food Products	44,400	24,956
Indofood Sukses Makmur Tbk PT	Food Products	65,600	27,937
Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk,
B	Diversified Telecommunication Services	1,120,000	243,310
Unilever Indonesia Tbk PT	Household Products	200,400	68,412
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	38,000	53,069
			472,577
Kuwait 0.3%
Mobile Telecommunications Co. KSCP	Wireless Telecommunication Services	33,088	64,682
Malaysia 2.1%
AMMB Holdings Bhd.	Beverages	26,800	19,044
Digi.com Bhd.	Wireless Telecommunication Services	75,600	75,208
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	42,400	75,067
Kossan Rubber Industries	Health Care Equipment & Supplies	30,400	23,579
MISC Bhd.	Marine	12,800	20,904
Nestle (Malaysia) Bhd.	Food Products	1,800	57,796
Petronas Gas Bhd.	Gas Utilities	17,200	64,218
Sime Darby Bhd.	Industrial Conglomerates	27,600	14,493
Supermax Corp. Bhd	Health Care Equipment & Supplies	34,062	27,076
Top Glove Corp. Bhd.	Health Care Equipment & Supplies	138,800	139,418
Westports Holdings Bhd.	Transportation Infrastructure	21,200	21,499
			538,302
Mexico 2.5%
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	55,988	60,542
Grupo Mexico SAB de CV, B	Metals & Mining	49,372	232,496
Kimberly-Clark de Mexico SAB de CV, A	Household Products	36,184	64,279
Megacable Holdings SAB de CV	Media	6,740	23,879
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	79,484	259,764
			640,960
Pakistan 0.0%†
MCB Bank Ltd.	Banks	9,124	9,253
Philippines 0.4%
Globe Telecom Inc.	Wireless Telecommunication Services	720	27,139
Manila Electric Co.	Electric Utilities	5,080	28,847
Metro Pacific Investments Corp.	Diversified Financial Services	224,000	17,851
PLDT Inc.	Wireless Telecommunication Services	1,480	39,202
			113,039
Poland 0.6%
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	4,756	95,919
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	26,868	47,088
			143,007
Qatar 1.2%
Industries Qatar QSC	Industrial Conglomerates	36,000	131,008
Masraf Al Rayan QSC	Banks	67,564	82,743
Qatar Electricity & Water Co. QSC	Multi-Utilities	10,604	48,520
Qatar Fuel QSC	Oil, Gas & Consumable Fuels	9,056	44,049
			306,320
Russia 10.2%
Alrosa PJSC	Metals & Mining	69,752	128,306
Gazprom PJSC	Oil, Gas & Consumable Fuels	73,408	282,704
Inter RAO UES PJSC	Electric Utilities	1,037,096	66,510
LUKOIL PJSC	Oil, Gas & Consumable Fuels	3,124	288,950
MMC Norilsk Nickel PJSC	Metals & Mining	676	229,097

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	12,088	111,935
Moscow Exchange MICEX	Capital Markets	27,056	63,216
NLMK PJSC	Metals & Mining	41,236	129,691
[c] PhosAgro PJSC, GDR, Reg S	Chemicals	3,692	74,726
[c] PhosAgro PJSC, GDR, Reg S	Chemicals	48	971
Polymetal International PLC	Metals & Mining	8,108	175,637
Polyus Gold OJSC	Metals & Mining	912	176,835
Rosneft PJSC	Oil, Gas & Consumable Fuels	24,604	192,309
Severstal PAO	Metals & Mining	7,648	164,196
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	158,636	79,596
Tatneft PAO	Oil, Gas & Consumable Fuels	36,688	266,772
TCS Group Holding PLC, GDR	Banks	1,436	125,642
			2,557,093
Saudi Arabia 4.1%
Abdullah Al Othaim Markets Co.	Food & Staples Retailing	836	27,641
Advanced Petrochemical Co.	Chemicals	2,572	49,583
Al-Rajhi Bank	Banks	9,232	273,238
Bupa Arabia for Cooperative Insurance Co.	Insurance	1,028	34,044
Dr Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	544	23,701
Jarir Marketing Co.	Specialty Retail	1,604	90,328
Saudi Arabian Fertilizer Co.	Chemicals	4,400	140,081
Saudi Cement Co.	Construction Materials	1,652	28,015
Saudi Telecom Co.	Diversified Telecommunication Services	7,740	271,593
Yanbu National Petrochemical Co.	Chemicals	4,804	92,995
			1,031,219
South Africa 4.9%
African Rainbow Minerals Ltd.	Metals & Mining	2,316	41,418
Anglo American Platinum Ltd.	Metals & Mining	560	64,688
AngloGold Ashanti Ltd.	Metals & Mining	8,544	158,862
Clicks Group Ltd.	Food & Staples Retailing	4,912	84,519
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	6,932	81,764
Gold Fields Ltd.	Metals & Mining	9,140	82,190
Impala Platinum Holdings Ltd.	Metals & Mining	13,444	221,723
Kumba Iron Ore Ltd.	Metals & Mining	2,228	99,955
Mr. Price Group Ltd.	Specialty Retail	5,984	88,226
Sibanye Stillwater Ltd.	Metals & Mining	31,080	129,860
Tiger Brands Ltd.	Food Products	3,240	47,424
Vodacom Group Ltd.	Wireless Telecommunication Services	15,444	139,279
			1,239,908
South Korea 7.4%
Coway Co. Ltd.	Household Durables	1,160	81,066
Hana Financial Group Inc.	Banks	6,116	250,093
Industrial Bank of Korea	Banks	6,120	57,062
KB Financial Group Inc.	Banks	4,904	242,990
Korea Zinc Co. Ltd.	Metals & Mining	152	58,241
KT&G Corp.	Tobacco	2,724	204,152
Kumho Petrochemical Co. Ltd.	Chemicals	364	70,786
NCSoft Corp.	Entertainment	308	224,268
[a] Pearl Abyss Corp.	Entertainment	556	37,374
S-1 Corp.	Commercial Services & Supplies	352	25,599
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	3,052	218,707
[a] Seegene Inc.	Biotechnology	704	51,699
Shinhan Financial Group Co. Ltd.	Banks	6,916	249,336
Woori Financial Group Inc.	Banks	10,308	104,805
			1,876,178
Taiwan 13.2%
Accton Technology Corp.	Communications Equipment	10,260	121,702
	Technology Hardware, Storage &
Acer Inc.	Peripherals	28,000	29,445
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	7,435	92,062

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Asia Cement Corp.	Construction Materials	41,000	74,606
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	13,000	173,333
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	61,880	253,183
	Technology Hardware, Storage &
Compal Electronics Inc.	Peripherals	40,000	32,086
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	3,480	81,934
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	30,000	69,556
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	8,576	75,256
Fubon Financial Holding Co. Ltd.	Insurance	65,000	172,400
	Semiconductors & Semiconductor
Globalwafers Co. Ltd.	Equipment	4,580	151,064
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	1,890	210,283
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	46,000	95,096
	Technology Hardware, Storage &
Micro-Star International Co. Ltd.	Peripherals	12,000	67,833
Nien Made Enterprise Co. Ltd.	Household Durables	3,600	53,427
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	14,080	252,164
	Technology Hardware, Storage &
Pegatron Corp.	Peripherals	28,000	69,139
	Semiconductors & Semiconductor
Powertech Technology Inc.	Equipment	13,600	52,472
Ruentex Development Co. Ltd.	Real Estate Management & Development	15,000	30,471
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	24,000	43,844
Taiwan Cement Corp.	Construction Materials	95,201	174,257
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	33,400	122,272
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	12,800	273,342
	Semiconductors & Semiconductor
United Microelectronics Corp.	Equipment	160,000	304,926
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	20,000	84,702
Wan Hai Lines Ltd.	Marine	6,000	69,125
	Technology Hardware, Storage &
Wiwynn Corp.	Peripherals	1,480	52,959
	Electronic Equipment, Instruments &
WPG Holdings Ltd.	Components	16,000	29,344
			3,312,283
Thailand 1.5%
Advanced Info Service PCL	Wireless Telecommunication Services	28,400	151,526
Bumrungrad Hospital PCL	Health Care Providers & Services	8,800	35,283
Carabao Group PCL, NVDR	Beverages	3,200	14,128
Intouch Holdings PCL	Wireless Telecommunication Services	53,600	108,705
Krung Thai Bank PCL	Banks	48,800	16,292
Osotspa PCL, NVDR	Beverages	18,000	21,201
Sri Trang Gloves Thailand PCL, NVDR	Health Care Equipment & Supplies	15,200	19,800
			366,935
Turkey 1.2%
Aselsan Elektronik Sanayi Ve Ticaret A/S	Aerospace & Defense	12,428	21,058
BIM Birlesik Magazalar A/S	Food & Staples Retailing	11,368	81,326
Eregli Demir ve Celik Fabrikalari TAS	Metals & Mining	37,572	77,847
Ford Otomotiv Sanayi AS	Automobiles	2,012	39,418
Turkcell Iletisim Hizmetleri A/S	Wireless Telecommunication Services	29,456	54,589
Turkiye Is Bankasi A/S, C	Banks	33,844	19,868
			294,106
United Arab Emirates 1.2%
Abu Dhabi National Oil Co. for Distribution PJSC	Specialty Retail	30,444	35,888
Dubai Islamic Bank PJSC	Banks	33,860	44,432

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	39,084	234,090
			314,410
Total Common Stocks (Cost $20,449,337)			24,702,843
Preferred Stocks 1.1%
Brazil 0.4%
[d] Bradespar SA, 7.327%, pfd.	Metals & Mining	3,200	47,402
[d] Cia Energetica de Minas Gerais, 7.510%, pfd.	Electric Utilities	11,200	27,075
[d] Companhia Paranaense de Energia, 16.324%, pfd.	Electric Utilities	18,000	21,272
			95,749
Russia 0.5%
[d] Surgutneftegas PJSC, 2.094%, pfd.	Oil, Gas & Consumable Fuels	187,452	118,867
South Korea 0.2%
[d] LG Household & Health Care Ltd., 1.444%, pfd.	Personal Products	36	24,455
	Technology Hardware, Storage &
[d] Samsung Electronics Co. Ltd., 3.593%, pfd.	Peripherals	552	36,125
			60,580
Total Preferred Stocks (Cost $238,607)			275,196
Corporate Bonds & Notes 0.0%† (Cost $783)
India 0.0%†
Britannia Industries Ltd.	Food Products	56,956	776
Total Investments (Cost $20,688,727) 99.2%			24,978,815
Other Assets, less Liabilities 0.8%			191,550
Net Assets 100.0%			$25,170,365

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $483,254, representing 1.9% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $309,507, representing 1.2% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
MSCI Emerging Markets Index		Long	3	$204,720	9/17/21	$(116)

Abbreviations

Selected Portfolio

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
NVDR	- Non-Voting Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin LibertyQ Global Dividend ETF	Industry	Shares	Value
Common Stocks 99.5%
Australia 5.3%
Australian Stock Exchange Ltd.	Capital Markets	3,824	$223,095
Commonwealth Bank of Australia	Banks	7,284	546,136
Macquarie Group Ltd.	Capital Markets	4,732	555,725
Sonic Healthcare Ltd.	Health Care Providers & Services	4,728	136,303
			1,461,259
Belgium 0.1%
Proximus SADP	Diversified Telecommunication Services	2,056	39,718
Canada 8.8%
Canadian Imperial Bank of Commerce	Banks	4,076	464,479
IGM Financial Inc.	Capital Markets	1,740	61,490
Royal Bank of Canada	Banks	5,464	554,166
Sun Life Financial Inc.	Insurance	4,576	236,209
TELUS Corp.	Diversified Telecommunication Services	3,984	89,441
The Bank of Nova Scotia	Banks	7,792	507,301
The Toronto-Dominion Bank	Banks	7,560	530,354
			2,443,440
China 1.3%
China Medical System Holdings Ltd.	Pharmaceuticals	12,000	31,600
China Merchants Bank Co. Ltd., A	Banks	8,000	67,099
China Vanke Co. Ltd., A	Real Estate Management & Development	6,800	25,060
China Vanke Co. Ltd., H	Real Estate Management & Development	21,200	66,337
Logan Group Co. Ltd.	Real Estate Management & Development	11,000	16,459
[a,b] Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	27,000	151,239
			357,794
Denmark 0.3%
Tryg AS	Insurance	3,660	89,858
Finland 2.6%
Elisa OYJ	Diversified Telecommunication Services	2,068	123,407
Kone OYJ, B	Machinery	5,364	437,649
UPM-Kymmene OYJ	Paper & Forest Products	3,908	147,840
			708,896
Germany 2.3%
Allianz SE	Insurance	2,092	521,734
Hannover Rueck SE	Insurance	764	127,841
			649,575
Hong Kong 0.4%
Sino Land Co. Ltd.	Real Estate Management & Development	30,000	47,284
Xinyi Glass Holdings Ltd.	Building Products	16,000	65,209
			112,493
Indonesia 0.4%
Bank Rakyat Indonesia Persero Tbk PT	Banks	438,000	119,015
Ireland 1.3%
	Technology Hardware, Storage &
Seagate Technology Holdings PLC	Peripherals	4,120	362,272
Japan 8.2%
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	1,800	197,045
Japan Tobacco Inc.	Tobacco	10,500	198,525
KDDI Corp.	Wireless Telecommunication Services	17,100	533,845
Lawson Inc.	Food & Staples Retailing	500	23,155
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	13,400	349,458
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	1,200	30,468
ORIX Corp.	Diversified Financial Services	19,500	329,334
Sekisui House Ltd.	Household Durables	6,400	131,385
Sompo Holdings Inc.	Insurance	2,400	88,786

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

T&D Holdings Inc.	Insurance	5,600	72,453
Tokio Marine Holdings Inc.	Insurance	7,200	331,359
			2,285,813
Malaysia 0.1%
Petronas Gas Bhd.	Gas Utilities	8,200	30,615
New Zealand 0.4%
Spark New Zealand Ltd.	Diversified Telecommunication Services	36,572	122,662
Norway 0.3%
Orkla ASA	Food Products	7,464	76,069
Philippines 0.0%†
Globe Telecom Inc.	Wireless Telecommunication Services	300	11,308
Qatar 1.6%
Masraf Al Rayan QSC	Banks	52,936	64,829
Qatar International Islamic Bank QSC	Banks	7,832	20,026
Qatar Islamic Bank SAQ	Banks	16,580	78,733
Qatar National Bank SAQ	Banks	54,260	267,500
			431,088
Russia 0.8%
Polymetal International PLC	Metals & Mining	4,064	88,035
Tatneft PAO	Oil, Gas & Consumable Fuels	17,992	130,826
			218,861
Saudi Arabia 3.5%
Al-Rajhi Bank	Banks	14,104	417,434
Jarir Marketing Co.	Specialty Retail	1,100	61,946
National Commercial Bank	Banks	22,972	352,812
Saudi Telecom Co.	Diversified Telecommunication Services	4,276	150,043
			982,235
Singapore 0.9%
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	109,600	186,716
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	4,000	57,164
			243,880
South Africa 0.2%
Mr. Price Group Ltd.	Specialty Retail	4,432	65,344
Spain 0.3%
Red Electrica Corp. SA	Electric Utilities	4,276	79,385
Switzerland 7.9%
EMS-Chemie Holding AG	Chemicals	72	70,804
Novartis AG	Pharmaceuticals	6,208	566,299
Roche Holding AG	Pharmaceuticals	32	13,010
Roche Holding AG	Pharmaceuticals	1,600	603,321
SGS SA	Professional Services	87	268,619
Swisscom AG	Diversified Telecommunication Services	232	132,572
Zurich Insurance Group AG	Insurance	1,308	525,266
			2,179,891
Taiwan 2.8%
Chailease Holding Co. Ltd.	Diversified Financial Services	17,000	123,553
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	28,000	597,937
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	13,000	55,056
			776,546
Turkey 0.1%
Ford Otomotiv Sanayi AS	Automobiles	1,244	24,372
United Arab Emirates 0.4%
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	17,400	104,216
United Kingdom 6.0%
GlaxoSmithKline PLC	Pharmaceuticals	28,392	556,719

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Legal & General Group PLC	Insurance	71,844	255,665
Schroders PLC	Capital Markets	1,656	80,366
Smiths Group PLC	Industrial Conglomerates	4,404	96,734
St. James's Place Capital PLC	Capital Markets	6,768	138,095
Unilever PLC	Personal Products	9,092	531,357
			1,658,936
United States 43.2%
3M Co.	Industrial Conglomerates	2,692	534,712
Altria Group Inc.	Tobacco	11,020	525,434
Cisco Systems Inc.	Communications Equipment	10,448	553,744
Cummins Inc.	Machinery	2,072	505,174
Eaton Corp. PLC	Electrical Equipment	3,744	554,786
Emerson Electric Co.	Electrical Equipment	5,780	556,267
Fidelity National Financial Inc.	Insurance	3,876	168,451
Garmin Ltd.	Household Durables	2,744	396,892
Gilead Sciences Inc.	Biotechnology	8,008	551,431
International Business Machines Corp.	IT Services	3,812	558,801
Johnson & Johnson	Pharmaceuticals	3,248	535,075
Kimberly-Clark Corp.	Household Products	4,140	553,849
LyondellBasell Industries NV, A	Chemicals	3,236	332,887
	Semiconductors & Semiconductor
Maxim Integrated Products Inc.	Equipment	5,480	577,373
Merck & Co. Inc.	Pharmaceuticals	6,912	537,546
Nucor Corp.	Metals & Mining	3,156	302,755
Packaging Corp. of America	Containers & Packaging	1,176	159,254
Paychex Inc.	IT Services	5,540	594,442
Philip Morris International Inc.	Tobacco	5,672	562,152
	Semiconductors & Semiconductor
QUALCOMM Inc.	Equipment	4,260	608,882
Target Corp.	Multiline Retail	2,636	637,227
The Coca-Cola Co.	Beverages	10,124	547,810
The Procter & Gamble Co.	Household Products	4,016	541,879
United Parcel Service Inc., B	Air Freight & Logistics	2,552	530,739
Western Union Co.	IT Services	2,668	61,284
			11,988,846
Total Common Stocks (Cost $23,323,071)			27,624,387
Total Investments (Cost $23,323,071) 99.5%			27,624,387

Other Assets, less Liabilities 0.5%			146,465
Net Assets 100.0%			$27,770,852

†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the value of this security was $151,239, representing
0.5% of net assets.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the value of this security was $151,239, representing 0.5% of net assets.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI All Country World Index	Long	3	$110,550	9/17/21	$(244)

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin LibertyQ Global Equity ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 99.3%
Australia 4.5%
AGL Energy Ltd.	Multi-Utilities	773	$4,759
Aurizon Holdings Ltd.	Road & Rail	2,247	6,275
BHP Group Ltd.	Metals & Mining	3,680	134,187
Brambles Ltd.	Commercial Services & Supplies	1,685	14,472
Coles Group Ltd.	Food & Staples Retailing	1,405	18,027
CSL Ltd.	Biotechnology	497	106,411
[a] Endeavour Group Ltd.	Food & Staples Retailing	1,282	6,054
Evolution Mining Ltd.	Metals & Mining	1,896	6,405
Fortescue Metals Group Ltd.	Metals & Mining	3,324	58,245
Magellan Financial Group Ltd.	Capital Markets	144	5,823
Medibank Private Ltd.	Insurance	3,386	8,033
Newcrest Mining Ltd.	Metals & Mining	758	14,386
REA Group Ltd.	Interactive Media & Services	62	7,868
Rio Tinto Ltd.	Metals & Mining	590	56,094
Rio Tinto PLC	Metals & Mining	1,698	139,546
Sonic Healthcare Ltd.	Health Care Providers & Services	476	13,722
Telstra Corp. Ltd.	Diversified Telecommunication Services	4,971	14,032
Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels	78	1,975
Wesfarmers Ltd.	Multiline Retail	1,431	63,492
Woolworths Group Ltd.	Food & Staples Retailing	1,282	36,699
			716,505
Austria 0.0%†
OMV AG	Oil, Gas & Consumable Fuels	106	6,030
Belgium 0.0%†
Colruyt SA	Food & Staples Retailing	67	3,747
Proximus SADP	Diversified Telecommunication Services	200	3,864
			7,611
Brazil 0.9%
Ambev SA	Beverages	4,400	14,968
BB Seguridade Participacoes SA	Insurance	1,000	4,604
CPFL Energia SA	Electric Utilities	100	536
	Independent Power and Renewable
Engie Brasil Energia SA	Electricity Producers	200	1,561
Petrobras Distribuidora SA	Specialty Retail	400	2,127
Telefonica Brasil SA	Diversified Telecommunication Services	600	5,022
TIM SA	Wireless Telecommunication Services	800	1,838
Vale SA	Metals & Mining	4,800	108,333
			138,989
Canada 2.9%
Algonquin Power & Utilities Corp.	Multi-Utilities	508	7,577
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	625	22,990
B2Gold Corp.	Metals & Mining	1,282	5,383
BCE Inc.	Diversified Telecommunication Services	126	6,220
	Equity Real Estate Investment Trusts
Canadian Apartment Properties REIT	(REITs)	80	3,755
Canadian National Railway Co.	Road & Rail	714	75,413
CCL Industries Inc., B	Containers & Packaging	76	4,190
[a] CGI Inc., A	IT Services	217	19,695
Constellation Software Inc.	Software	22	33,355
Dollarama Inc.	Multiline Retail	252	11,547
Empire Co. Ltd., A	Food & Staples Retailing	168	5,305
Fairfax Financial Holdings Ltd.	Insurance	14	6,146
Franco-Nevada Corp.	Metals & Mining	189	27,456
[b] Hydro One Ltd., 144A	Electric Utilities	314	7,597
IGM Financial Inc.	Capital Markets	82	2,898
Keyera Corp.	Oil, Gas & Consumable Fuels	204	5,488
Kirkland Lake Gold Ltd.	Metals & Mining	327	12,615

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Magna International Inc.	Auto Components	318	29,473
Metro Inc., A	Food & Staples Retailing	250	11,998
Power Corp. of Canada	Insurance	580	18,351
Quebecor Inc., B	Media	180	4,806
	Equity Real Estate Investment Trusts
RioCan Real Estate Investment Trust	(REITs)	194	3,459
Rogers Communications Inc., B	Wireless Telecommunication Services	346	18,413
Saputo Inc.	Food Products	224	6,688
Shaw Communications Inc.	Media	448	12,992
TC Energy Corp.	Oil, Gas & Consumable Fuels	472	23,381
TELUS Corp.	Diversified Telecommunication Services	416	9,339
The Bank of Nova Scotia	Banks	614	39,975
West Fraser Timber Co. Ltd.	Paper & Forest Products	54	3,881
Wheaton Precious Metals Corp.	Metals & Mining	420	18,532
			458,918
Chile 0.1%
Antofagasta PLC	Metals & Mining	210	4,164
	Independent Power and Renewable
Colbun SA	Electricity Producers	8,017	1,130
Compania Cervecerias Unidas SA	Beverages	138	1,403
Enel Americas SA	Electric Utilities	27,564	4,081
Enel Chile SA	Electric Utilities	32,890	1,908
			12,686
China 3.3%
[a] 360 DigiTech Inc.	Consumer Finance	46	1,925
[b] A-Living Services Co. Ltd., 144A	Commercial Services & Supplies	500	2,488
Agricultural Bank of China Ltd., A	Banks	4,800	2,251
Agricultural Bank of China Ltd., H	Banks	34,000	11,821
Anhui Conch Cement Co. Ltd., A	Construction Materials	300	1,906
Anhui Conch Cement Co. Ltd., H	Construction Materials	1,670	8,860
Bank of Beijing Co. Ltd., A	Banks	1,400	1,055
Bank of Chengdu Co. Ltd., A	Banks	200	391
Bank of China Ltd., A	Banks	3,200	1,526
Bank of China Ltd., H	Banks	104,000	37,364
Bank of Communications Co. Ltd., A	Banks	2,800	2,124
Bank of Communications Co. Ltd., H	Banks	11,000	7,394
Bank of Hangzhou Co. Ltd., A	Banks	400	913
Bank of Jiangsu Co. Ltd., A	Banks	400	440
Bank of Nanjing Co. Ltd., A	Banks	600	977
Bank of Shanghai Co. Ltd., A	Banks	400	508
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	1,200	1,419
Beijing Enterprises Holdings Ltd.	Gas Utilities	500	1,774
Brilliance China Automotive Holdings Ltd.	Automobiles	4,000	2,256
	Electronic Equipment, Instruments &
Chaozhou Three-Circle Group Co. Ltd., A	Components	200	1,313
China Cinda Asset Management Co. Ltd., H	Capital Markets	12,000	2,287
China CITIC Bank Corp. Ltd., H	Banks	12,000	5,686
China Conch Venture Holdings Ltd.	Construction & Engineering	2,000	8,421
China Construction Bank Corp., A	Banks	600	618
China Construction Bank Corp., H	Banks	106,000	83,398
China Everbright Bank Co. Ltd., A	Banks	2,400	1,404
China Everbright Bank Co. Ltd., H	Banks	4,000	1,633
[b,c] China Feihe Ltd., 144A, Reg S	Food Products	2,000	4,316
China Hongqiao Group Ltd.	Metals & Mining	2,000	2,709
China Lesso Group Holdings Ltd.	Building Products	1,000	2,467
China Medical System Holdings Ltd.	Pharmaceuticals	2,000	5,267
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	2,000	2,920
China Minsheng Banking Corp. Ltd., A	Banks	2,400	1,638
China Minsheng Banking Corp. Ltd., H	Banks	8,000	3,832
China National Building Material Co. Ltd., H	Construction Materials	4,000	4,697
China Overseas Property Holdings Ltd.	Real Estate Management & Development	1,000	1,069
China Pacific Insurance Group Co. Ltd., A	Insurance	400	1,794
China Pacific Insurance Group Co. Ltd., H	Insurance	2,400	7,556

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	1,400	945
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	12,000	6,073
China Railway Group Ltd., H	Construction & Engineering	4,000	2,086
China Resources Cement Holdings Ltd.	Construction Materials	4,000	3,801
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	2,000	2,730
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	400	1,209
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	5,000	9,799
China Taiping Insurance Holdings Co. Ltd.	Insurance	1,600	2,662
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	1,200	3,834
Chongqing Rural Commercial Bank Co. Ltd., A	Banks	400	247
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	2,000	791
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	1,500	16,206
[b] Dali Foods Group Co. Ltd., 144A	Food Products	3,000	1,789
Dongfeng Motor Group Co. Ltd., H	Automobiles	4,000	3,595
Focus Media Information Technology Co. Ltd.	Machinery	860	1,253
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	212	4,231
Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	600	506
Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	1,600	1,825
Heilongjiang Agriculture Co. Ltd., A	Food Products	200	463
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	200	984
Hithink RoyalFlush Information Network Co. Ltd., A	Capital Markets	100	1,746
Hopson Development Holdings Ltd.	Real Estate Management & Development	600	2,751
Huaxia Bank Co. Ltd., A	Banks	600	575
Huaxin Cement Co. Ltd., A	Construction Materials	200	544
Hunan Valin Steel Co. Ltd., A	Metals & Mining	400	409
Industrial and Commercial Bank of China Ltd.	Banks	3,200	2,561
Industrial and Commercial Bank of China Ltd., H	Banks	66,000	38,754
Inner Mongolia Junzheng Energy & Chemical Industry Group Co.
Ltd., A	Chemicals	600	473
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	400	2,280
Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	100	1,337
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	2,000	2,264
Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	100	1,330
Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	100	3,207
Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	100	155
Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	200	370
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	1,000	5,550
Kweichow Moutai Co. Ltd., A	Beverages	67	21,328
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	2,000	1,522
Luzhou Laojiao Co. Ltd., A	Beverages	100	3,652
Momo, Inc., ADR	Interactive Media & Services	80	1,225
Muyuan Foods Co. Ltd.	Food Products	378	3,558
NetEase Inc., ADR	Entertainment	320	36,880
New China Life Insurance Co. Ltd., H	Insurance	400	1,365
[a] New Hope Liuhe Co. Ltd.	Food Products	400	908
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	2,000	2,565
Ningxia Baofeng Energy Group Co. Ltd., A	Chemicals	200	423
[a] Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	200	647
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	12,000	5,841
PICC Property and Casualty Co. Ltd., H	Insurance	4,000	3,503
[b] Postal Savings Bank of China Co. Ltd., 144A	Banks	8,000	5,388
Seazen Group Ltd.	Real Estate Management & Development	2,000	1,895
Seazen Holdings Co. Ltd., A	Real Estate Management & Development	200	1,288
Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	600	1,100
Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	160	766
Shandong Sun Paper Industry JSC Ltd., A	Paper & Forest Products	200	413
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	600	1,310
Shanghai Pudong Development Bank Co. Ltd., A	Banks	1,600	2,476
Shanxi Lu'an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	200	366
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	100	6,934
Shenzhen International Holdings Ltd.	Transportation Infrastructure	1,000	1,383

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Shenzhen Investment Ltd.	Real Estate Management & Development	2,000	616
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	100	7,430
	Independent Power and Renewable
Sichuan Chuantou Energy Co Ltd., A	Electricity Producers	200	382
Sinotruk Hong Kong Ltd.	Machinery	500	1,071
[b] Smoore International Holdings Ltd., 144A	Tobacco	1,000	5,544
The People's Insurance Co. Group of China Ltd., H	Insurance	8,000	2,668
Tongkun Group Co. Ltd., A	Chemicals	200	746
[a] Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	326	6,546
Want Want China Holdings Ltd.	Food Products	4,000	2,833
Wens Foodstuffs Group Co. Ltd.	Food Products	720	1,601
Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co.
Ltd.	Entertainment	200	744
Wuliangye Yibin Co. Ltd., A	Beverages	200	9,221
[b,c] Yadea Group Holdings Ltd., 144A, Reg S	Automobiles	1,000	2,150
Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	200	475
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	2,000	2,689
Yihai International Holding Ltd.	Food Products	600	4,029
Yuexiu Property Co. Ltd.	Real Estate Management & Development	1,600	1,685
Yunda Holding Co. Ltd., A	Air Freight & Logistics	200	419
Zhejiang Longsheng Group Co. Ltd., A	Chemicals	200	425
Zhejiang NHU Co. Ltd.	Pharmaceuticals	140	621
Zhejiang Weixing New Building Materials Co. Ltd., A	Building Products	200	640
			519,023
Czech Republic 0.0%†
CEZ AS	Electric Utilities	84	2,492
Denmark 1.6%
AP Moeller-Maersk A/S, B	Marine	3	8,624
Coloplast AS, B	Health Care Equipment & Supplies	176	28,882
[a] Genmab A/S	Biotechnology	34	13,913
Novo Nordisk AS, B	Pharmaceuticals	1,932	161,879
Novozymes AS	Chemicals	186	14,022
Pandora AS	Textiles, Apparel & Luxury Goods	147	19,762
			247,082
Egypt 0.0%†
Eastern Co. SAE	Tobacco	1,624	1,226
[a] Fawry for Banking & Payment Technology Services SAE	IT Services	280	339
			1,565
Finland 0.4%
Elisa OYJ	Diversified Telecommunication Services	160	9,548
Kone OYJ, B	Machinery	310	25,293
Orion OYJ	Pharmaceuticals	131	5,631
UPM-Kymmene OYJ	Paper & Forest Products	442	16,721
			57,193
France 0.5%
Biomerieux	Health Care Equipment & Supplies	34	3,951
Hermes International	Textiles, Apparel & Luxury Goods	33	48,077
Ipsen SA	Pharmaceuticals	32	3,329
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	178	4,587
Orange SA	Diversified Telecommunication Services	1,108	12,634
Sartorius Stedim Biotech	Life Sciences Tools & Services	23	10,880
			83,458
Germany 0.1%
[a] HelloFresh SE	Internet & Direct Marketing Retail	132	12,833
[a,b] Zalando SE, 144A	Internet & Direct Marketing Retail	21	2,539
			15,372
Greece 0.0%†
Hellenic Telecommunications Organization SA	Diversified Telecommunication Services	236	3,960

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

JUMBO SA	Specialty Retail	112	1,885
			5,845
Hong Kong 0.6%
CK Asset Holdings Ltd.	Real Estate Management & Development	2,500	17,255
CK Infrastructure Holdings Ltd.	Electric Utilities	500	2,981
CLP Holdings Ltd.	Electric Utilities	1,000	9,889
Guangdong Investment Ltd.	Water Utilities	2,000	2,874
Henderson Land Development Co. Ltd.	Real Estate Management & Development	1,000	4,739
HKT Trust and HKT Ltd.	Diversified Telecommunication Services	4,000	5,449
	Electronic Equipment, Instruments &
Kingboard Laminates Holdings Ltd.	Components	1,000	2,243
Power Assets Holdings Ltd.	Electric Utilities	1,500	9,204
Sino Land Co. Ltd.	Real Estate Management & Development	4,000	6,304
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	1,000	14,899
The Wharf Holdings Ltd.	Real Estate Management & Development	1,000	3,812
[b] WH Group Ltd., 144A	Food Products	7,000	6,292
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	1,000	5,814
Xinyi Glass Holdings Ltd.	Building Products	2,000	8,151
			99,906
Hungary 0.0%†
Richter Gedeon Nyrt	Pharmaceuticals	72	1,919
India 1.8%
Adani Total Gas Ltd	Gas Utilities	154	2,113
Ambuja Cements Ltd.	Construction Materials	388	1,778
Asian Paints Ltd.	Chemicals	326	13,125
[a] Bajaj Auto Ltd.	Automobiles	80	4,449
Bharti Infratel Ltd.	Diversified Telecommunication Services	534	1,714
Britannia Industries Ltd.	Food Products	114	5,597
Coal India Ltd.	Oil, Gas & Consumable Fuels	2,024	3,993
Colgate-Palmolive (India) Ltd.	Personal Products	138	3,130
Container Corp. of India Ltd.	Road & Rail	202	1,898
Dabur India Ltd.	Personal Products	560	4,285
GAIL India Ltd.	Gas Utilities	1,904	3,833
HCL Technologies Ltd.	IT Services	1,146	15,163
[b,c] HDFC Asset Management Co. Ltd., 144A, Reg S	Capital Markets	60	2,355
Hero Motocorp Ltd.	Automobiles	134	5,233
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	810	3,195
Hindustan Unilever Ltd.	Household Products	939	31,220
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	1,030	1,495
Indraprastha Gas Ltd.	Gas Utilities	232	1,741
Infosys Ltd., ADR	IT Services	3,902	82,683
IPCA Laboratories Ltd.	Pharmaceuticals	50	1,363
ITC Ltd.	Tobacco	3,838	10,466
[b,c] Larsen & Toubro Infotech Ltd., 144A, Reg S	IT Services	40	2,191
Marico Ltd.	Personal Products	578	4,128
Nestle India Ltd.	Food Products	38	9,015
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	6	2,383
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	758	2,303
[a] Pidilite Industries Ltd.	Chemicals	146	4,231
REC Ltd.	Diversified Financial Services	860	1,719
Tata Consultancy Services Ltd.	IT Services	1,153	51,899
Tech Mahindra Ltd.	IT Services	584	8,607
Wipro Ltd.	IT Services	706	5,183
			292,488
Indonesia 0.2%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	18,000	1,496
[a] Gudang Garam Tbk PT	Tobacco	600	1,829
Indofood CBP Sukses Makmur Tbk PT	Food Products	2,000	1,124
Indofood Sukses Makmur Tbk PT	Food Products	4,200	1,789
Kalbe Farma Tbk PT	Pharmaceuticals	20,600	1,989
Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk,
B	Diversified Telecommunication Services	57,500	12,491

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Unilever Indonesia Tbk PT	Household Products	10,300	3,516
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	2,000	2,793
			27,027
Ireland 0.2%
	Technology Hardware, Storage &
Seagate Technology Holdings PLC	Peripherals	320	28,138
Israel 0.1%
[a] Check Point Software Technologies Ltd.	Software	134	15,561
ICL Group Ltd.	Chemicals	664	4,506
			20,067
Italy 0.4%
DiaSorin SpA	Health Care Equipment & Supplies	27	5,107
Ferrari NV	Automobiles	118	24,349
Moncler SpA	Textiles, Apparel & Luxury Goods	204	13,804
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	116	6,630
Snam SpA	Gas Utilities	1,951	11,279
Telecom Italia SpA	Diversified Telecommunication Services	5,378	2,672
Telecom Italia Spa Savings Share	Diversified Telecommunication Services	5,820	3,084
			66,925
Japan 6.0%
ABC-Mart Inc.	Specialty Retail	50	2,870
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	200	18,038
Astellas Pharma Inc.	Pharmaceuticals	1,900	33,116
	Electronic Equipment, Instruments &
Azbil Corp.	Components	100	4,149
Bridgestone Corp.	Auto Components	600	27,327
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals	200	3,995
Capcom Co. Ltd.	Entertainment	200	5,856
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	720	28,556
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	100	10,947
	Electronic Equipment, Instruments &
Hitachi Ltd.	Components	800	45,849
Hoya Corp.	Health Care Equipment & Supplies	430	57,067
Iida Group Holdings Co. Ltd.	Household Durables	100	2,577
ITOCHU Corp.	Trading Companies & Distributors	1,500	43,247
Japan Post Bank Co. Ltd.	Banks	400	3,362
Japan Post Holdings Co. Ltd.	Insurance	800	6,561
Japan Tobacco Inc.	Tobacco	1,500	28,361
Kajima Corp.	Construction & Engineering	400	5,071
Kakaku.com Inc.	Interactive Media & Services	200	6,046
KAO Corp.	Personal Products	507	31,222
KDDI Corp.	Wireless Telecommunication Services	2,100	65,560
	Semiconductors & Semiconductor
Lasertec Corp.	Equipment	60	11,671
Meiji Holdings Co. Ltd.	Food Products	100	5,992
Mitsubishi Gas Chemical Co. Inc.	Chemicals	200	4,245
Mizuho Financial Group Inc.	Banks	1,200	17,164
Monotaro Co. Ltd.	Trading Companies & Distributors	200	4,739
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	400	30,568
Nexon Co. Ltd.	Entertainment	500	11,154
Nihon M&A Center Inc.	Professional Services	200	5,191
Nintendo Co. Ltd.	Entertainment	124	72,195
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,700	44,334
Nitori Holdings Co. Ltd.	Specialty Retail	70	12,399
Nitto Denko Corp.	Chemicals	100	7,469
Nomura Research Institute Ltd.	IT Services	200	6,622
Obayashi Corp.	Construction & Engineering	700	5,569
OBIC Co. Ltd.	IT Services	60	11,196
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	200	4,467

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Oracle Corp. Japan	Software	50	3,829
Pigeon Corp.	Household Products	100	2,820
Sekisui House Ltd.	Household Durables	700	14,370
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	400	19,090
SG Holdings Co. Ltd.	Air Freight & Logistics	200	5,249
SHIMANO Inc.	Leisure Products	60	14,245
Shimizu Corp.	Construction & Engineering	400	3,071
Shionogi & Co. Ltd.	Pharmaceuticals	300	15,653
Shoei Co. Ltd.	Real Estate Management & Development	300	3,379
Softbank Corp.	Wireless Telecommunication Services	3,300	43,216
Sumitomo Mitsui Financial Group Inc.	Banks	1,000	34,508
Taisei Corp.	Construction & Engineering	200	6,559
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	180	77,975
Tosoh Corp.	Chemicals	300	5,179
Toyo Suisan Kaisha Ltd.	Food Products	100	3,852
Tsuruha Holdings Inc.	Food & Staples Retailing	20	2,326
USS Co. Ltd.	Specialty Retail	200	3,492
Welcia Holdings Co. Ltd.	Food & Staples Retailing	100	3,271
Zozo Inc.	Internet & Direct Marketing Retail	200	6,802
			953,638
Kuwait 0.0%†
Mobile Telecommunications Co. KSCP	Wireless Telecommunication Services	1,720	3,362
Malaysia 0.2%
AMMB Holdings Bhd.	Beverages	1,400	995
Digi.com Bhd.	Wireless Telecommunication Services	3,800	3,781
Fraser & Neave Holdings Bhd.	Beverages	100	636
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	2,200	3,895
Kossan Rubber Industries	Health Care Equipment & Supplies	1,800	1,396
MISC Bhd.	Marine	600	980
Nestle (Malaysia) Bhd.	Food Products	140	4,495
Petronas Gas Bhd.	Gas Utilities	900	3,360
RHB Bank Bhd	Banks	1,000	1,301
Sime Darby Bhd.	Industrial Conglomerates	1,400	735
Supermax Corp. Bhd	Health Care Equipment & Supplies	1,822	1,448
Top Glove Corp. Bhd.	Health Care Equipment & Supplies	7,800	7,835
Westports Holdings Bhd.	Transportation Infrastructure	1,000	1,014
			31,871
Mexico 0.3%
Arca Continental SAB de CV	Beverages	222	1,289
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	2,942	3,181
Grupo Mexico SAB de CV, B	Metals & Mining	2,806	13,214
Kimberly-Clark de Mexico SAB de CV, A	Household Products	1,869	3,320
Megacable Holdings SAB de CV	Media	388	1,375
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	5,639	18,429
			40,808
Netherlands 1.6%
[a,b] Adyen NV, 144A	IT Services	14	34,210
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	223	153,226
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	1,174	34,904
Koninklijke KPN NV	Diversified Telecommunication Services	2,508	7,834
NN Group NV	Insurance	286	13,492
Randstad NV	Professional Services	64	4,895
			248,561
New Zealand 0.2%
[a] a2 Milk Co. Ltd.	Food Products	706	3,177
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	746	16,222

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Spark New Zealand Ltd.	Diversified Telecommunication Services	2,431	8,153
			27,552
Norway 0.2%
Orkla ASA	Food Products	762	7,766
Telenor ASA	Diversified Telecommunication Services	762	12,849
Yara International ASA	Chemicals	146	7,689
			28,304
Pakistan 0.0%†
MCB Bank Ltd.	Banks	460	466
Philippines 0.0%†
Globe Telecom Inc.	Wireless Telecommunication Services	35	1,320
Manila Electric Co.	Electric Utilities	240	1,363
Metro Pacific Investments Corp.	Diversified Financial Services	12,000	956
PLDT Inc.	Wireless Telecommunication Services	70	1,854
			5,493
Poland 0.0%†
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	248	5,002
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	1,420	2,488
			7,490
Portugal 0.0%†
Jeronimo Martins SGPS SA	Food & Staples Retailing	230	4,195
Qatar 0.1%
Industries Qatar QSC	Industrial Conglomerates	1,850	6,732
Masraf Al Rayan QSC	Banks	3,596	4,404
Qatar Electricity & Water Co. QSC	Multi-Utilities	556	2,544
Qatar Fuel QSC	Oil, Gas & Consumable Fuels	450	2,189
			15,869
Russia 1.4%
Alrosa PJSC	Metals & Mining	3,476	6,394
Gazprom PJSC	Oil, Gas & Consumable Fuels	14,293	55,044
Inter RAO UES PJSC	Electric Utilities	53,546	3,434
LUKOIL PJSC	Oil, Gas & Consumable Fuels	529	48,929
MMC Norilsk Nickel PJSC	Metals & Mining	101	34,229
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	618	5,723
Moscow Exchange MICEX	Capital Markets	1,394	3,257
NLMK PJSC	Metals & Mining	2,076	6,529
[c] PhosAgro PJSC, GDR, Reg S	Chemicals	190	3,846
Polymetal International PLC	Metals & Mining	404	8,751
Polyus Gold OJSC	Metals & Mining	46	8,919
Rosneft PJSC	Oil, Gas & Consumable Fuels	1,260	9,848
Severstal PAO	Metals & Mining	383	8,223
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	8,286	4,158
Tatneft PAO	Oil, Gas & Consumable Fuels	2,042	14,848
TCS Group Holding PLC, GDR	Banks	76	6,650
			228,782
Saudi Arabia 0.5%
Abdullah Al Othaim Markets Co.	Food & Staples Retailing	40	1,323
Advanced Petrochemical Co.	Chemicals	129	2,487
Al-Rajhi Bank	Banks	1,079	31,935
Bupa Arabia for Cooperative Insurance Co.	Insurance	52	1,722
Dr Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	28	1,220
Jarir Marketing Co.	Specialty Retail	81	4,562
Saudi Arabian Fertilizer Co.	Chemicals	226	7,195
Saudi Cement Co.	Construction Materials	86	1,458
Saudi Telecom Co.	Diversified Telecommunication Services	624	21,896
Yanbu National Petrochemical Co.	Chemicals	247	4,781
			78,579
Singapore 0.2%
Singapore Exchange Ltd.	Capital Markets	1,200	9,981

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Singapore Technologies Engineering Ltd.	Aerospace & Defense	800	2,303
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	9,200	15,673
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	300	4,287
			32,244
South Africa 0.4%
African Rainbow Minerals Ltd.	Metals & Mining	120	2,146
Anglo American Platinum Ltd.	Metals & Mining	28	3,234
AngloGold Ashanti Ltd.	Metals & Mining	436	8,107
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	340	4,010
Gold Fields Ltd.	Metals & Mining	478	4,298
Impala Platinum Holdings Ltd.	Metals & Mining	696	11,479
Kumba Iron Ore Ltd.	Metals & Mining	108	4,845
Mr. Price Group Ltd.	Specialty Retail	305	4,497
Sibanye Stillwater Ltd.	Metals & Mining	1,564	6,535
Tiger Brands Ltd.	Food Products	167	2,444
Vodacom Group Ltd.	Wireless Telecommunication Services	792	7,143
			58,738
South Korea 1.5%
Coway Co. Ltd.	Household Durables	62	4,333
Hana Financial Group Inc.	Banks	338	13,821
Industrial Bank of Korea	Banks	310	2,890
KB Financial Group Inc.	Banks	411	20,365
Korea Zinc Co. Ltd.	Metals & Mining	8	3,065
KT&G Corp.	Tobacco	140	10,492
Kumho Petrochemical Co. Ltd.	Chemicals	18	3,501
NCSoft Corp.	Entertainment	15	10,922
S-1 Corp.	Commercial Services & Supplies	16	1,164
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	1,900	136,154
[a] Seegene Inc.	Biotechnology	38	2,791
Shinhan Financial Group Co. Ltd.	Banks	452	16,296
Woori Financial Group Inc.	Banks	528	5,368
			231,162
Spain 1.5%
Banco Bilbao Vizcaya Argentaria SA	Banks	3,354	20,794
Banco Santander SA	Banks	14,207	54,242
CaixaBank SA	Banks	2,798	8,607
Enagas SA	Gas Utilities	251	5,800
Endesa SA	Electric Utilities	364	8,832
Iberdrola SA	Electric Utilities	5,383	65,625
Industria de Diseno Textil SA	Specialty Retail	1,108	39,038
Red Electrica Corp. SA	Electric Utilities	468	8,689
Telefonica SA	Diversified Telecommunication Services	5,091	23,794
			235,421
Sweden 0.5%
Boliden AB	Metals & Mining	302	11,618
Epiroc AB, A	Machinery	512	11,674
Epiroc AB, B	Machinery	350	6,873
[b] Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure	152	24,037
Husqvarna AB, B	Household Durables	216	2,872
ICA Gruppen AB	Food & Staples Retailing	88	4,098
Industrivarden AB, A	Diversified Financial Services	54	2,101
Industrivarden AB, C	Diversified Financial Services	82	3,003
Kinnevik AB, B	Diversified Financial Services	174	6,971
Swedish Match AB	Tobacco	1,360	11,606
			84,853
Switzerland 4.1%
EMS-Chemie Holding AG	Chemicals	10	9,834
Geberit AG	Building Products	42	31,534
Kuehne + Nagel International AG	Marine	46	15,755

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Technology Hardware, Storage &
Logitech International SA	Peripherals	194	23,527
Nestle SA	Food Products	1,279	159,427
Novartis AG	Pharmaceuticals	1,750	159,636
Partners Group Holding AG	Capital Markets	29	43,970
Roche Holding AG	Pharmaceuticals	10	4,066
Roche Holding AG	Pharmaceuticals	449	169,307
SGS SA	Professional Services	5	15,438
Swisscom AG	Diversified Telecommunication Services	28	16,000
			648,494
Taiwan 2.1%
Accton Technology Corp.	Communications Equipment	400	4,745
	Technology Hardware, Storage &
Acer Inc.	Peripherals	2,000	2,103
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	373	4,619
Asia Cement Corp.	Construction Materials	2,000	3,639
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	660	8,800
China Development Financial Holding Corp.	Insurance	12,000	5,664
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	4,000	16,366
	Technology Hardware, Storage &
Compal Electronics Inc.	Peripherals	2,000	1,604
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	2,000	4,637
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	400	3,510
Fubon Financial Holding Co. Ltd.	Insurance	4,000	10,609
	Semiconductors & Semiconductor
Globalwafers Co. Ltd.	Equipment	200	6,597
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	120	13,351
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	3,000	6,202
	Technology Hardware, Storage &
Micro-Star International Co. Ltd.	Peripherals	1,000	5,653
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	670	11,999
	Technology Hardware, Storage &
Pegatron Corp.	Peripherals	2,000	4,939
	Semiconductors & Semiconductor
Powertech Technology Inc.	Equipment	700	2,701
	Technology Hardware, Storage &
Quanta Computer Inc.	Peripherals	1,000	3,140
Ruentex Development Co. Ltd.	Real Estate Management & Development	1,000	2,031
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	1,000	1,827
Taiwan Cement Corp.	Construction Materials	5,000	9,152
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	2,000	7,322
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	8,000	170,839
	Semiconductors & Semiconductor
United Microelectronics Corp.	Equipment	10,000	19,058
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	1,000	4,235
	Electronic Equipment, Instruments &
WPG Holdings Ltd.	Components	2,000	3,668
			339,010
Thailand 0.2%
Advanced Info Service PCL	Wireless Telecommunication Services	1,400	7,469
Bumrungrad Hospital PCL	Health Care Providers & Services	500	2,005
Carabao Group PCL, NVDR	Beverages	200	883
Intouch Holdings PCL	Wireless Telecommunication Services	2,700	5,476
Krung Thai Bank PCL	Banks	2,600	868
Osotspa PCL, NVDR	Beverages	1,000	1,178

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Sri Trang Gloves Thailand PCL, NVDR	Health Care Equipment & Supplies	800	1,042
Thai Union Group PCL	Food Products	1,400	865
The Siam Cement PCL	Construction Materials	800	10,783
			30,569
Turkey 0.1%
Aselsan Elektronik Sanayi Ve Ticaret A/S	Aerospace & Defense	548	929
BIM Birlesik Magazalar A/S	Food & Staples Retailing	594	4,249
Eregli Demir ve Celik Fabrikalari TAS	Metals & Mining	1,938	4,015
Ford Otomotiv Sanayi AS	Automobiles	103	2,018
Turkcell Iletisim Hizmetleri A/S	Wireless Telecommunication Services	1,418	2,628
Turkiye Is Bankasi A/S, C	Banks	1,710	1,004
			14,843
United Arab Emirates 0.1%
Abu Dhabi National Oil Co. for Distribution PJSC	Specialty Retail	1,612	1,900
Dubai Islamic Bank PJSC	Banks	1,606	2,108
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	1,954	11,703
			15,711
United Kingdom 5.1%
Admiral Group PLC	Insurance	296	12,856
Anglo American PLC	Metals & Mining	1,367	54,246
[a,b] Auto Trader Group PLC, 144A	Interactive Media & Services	1,036	9,065
BAE Systems PLC	Aerospace & Defense	2,520	18,172
BHP Group PLC	Metals & Mining	2,585	76,063
British American Tobacco PLC	Tobacco	2,551	98,674
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	961	6,570
[a] BT Group PLC	Diversified Telecommunication Services	9,955	26,680
Croda International PLC	Chemicals	118	12,011
Direct Line Insurance Group PLC	Insurance	1,432	5,638
Evraz PLC	Metals & Mining	773	6,322
Ferguson PLC	Trading Companies & Distributors	202	28,045
GlaxoSmithKline PLC	Pharmaceuticals	5,989	117,434
Hargreaves Lansdown PLC	Capital Markets	487	10,690
Hikma Pharmaceuticals PLC	Pharmaceuticals	156	5,271
Imperial Brands PLC	Tobacco	1,453	31,253
Intertek Group PLC	Professional Services	172	13,140
Kingfisher PLC	Specialty Retail	2,078	10,464
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	714	6,662
M&G PLC	Diversified Financial Services	2,672	8,449
Mondi PLC	Paper & Forest Products	522	13,708
Persimmon PLC	Household Durables	402	16,427
RELX PLC	Professional Services	2,119	56,175
Spirax-Sarco Engineering PLC	Machinery	54	10,157
The Berkeley Group Holdings PLC	Household Durables	126	7,998
Unilever PLC	Personal Products	2,558	149,495
William Morrison Supermarkets PLC	Food & Staples Retailing	2,032	6,925
			818,590
United Kingdom 0.1%
CK Hutchison Holdings Ltd.	Industrial Conglomerates	2,000	15,581
United States 55.3%
3M Co.	Industrial Conglomerates	543	107,856
A O Smith Corp.	Building Products	126	9,080
AbbVie Inc.	Biotechnology	1,331	149,924
[a] ABIOMED Inc.	Health Care Equipment & Supplies	42	13,109
Accenture PLC, A	IT Services	543	160,071
[a] Adobe Inc.	Software	322	188,576
Air Products and Chemicals Inc.	Chemicals	208	59,837
[a] Alexion Pharmaceuticals Inc.	Biotechnology	222	40,784
[a] Alphabet Inc., A	Interactive Media & Services	34	83,021
[a] Alphabet Inc., C	Interactive Media & Services	34	85,215

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Altria Group Inc.	Tobacco	2,868	136,746
	Equity Real Estate Investment Trusts
American Tower Corp.	(REITs)	456	123,184
Amgen Inc.	Biotechnology	616	150,150
	Technology Hardware, Storage &
Apple Inc.	Peripherals	1,232	168,735
	Semiconductors & Semiconductor
Applied Materials Inc.	Equipment	1,028	146,387
[a] Arista Networks Inc.	Communications Equipment	50	18,116
AT&T Inc.	Diversified Telecommunication Services	4,962	142,806
Best Buy Co. Inc.	Specialty Retail	264	30,355
[a] Bio-Rad Laboratories Inc., A	Life Sciences Tools & Services	16	10,309
[a] Biogen Inc.	Biotechnology	211	73,063
BorgWarner Inc.	Auto Components	208	10,096
Bristol-Myers Squibb Co.	Pharmaceuticals	2,171	145,066
Broadridge Financial Solutions Inc.	IT Services	110	17,768
C.H. Robinson Worldwide Inc.	Air Freight & Logistics	144	13,488
[a] Cadence Design Systems Inc.	Software	298	40,772
Campbell Soup Co.	Food Products	190	8,662
Celanese Corp.	Chemicals	114	17,282
Cerner Corp.	Health Care Technology	260	20,322
Church & Dwight Co. Inc.	Household Products	236	20,112
Cisco Systems Inc.	Communications Equipment	2,940	155,820
Citrix Systems Inc.	Software	130	15,245
Clorox Co.	Household Products	167	30,045
Cognizant Technology Solutions Corp., A	IT Services	559	38,716
Colgate-Palmolive Co.	Household Products	877	71,344
Conagra Brands Inc.	Food Products	370	13,461
[a] Copart Inc.	Commercial Services & Supplies	226	29,794
Cummins Inc.	Machinery	162	39,497
D.R. Horton Inc.	Household Durables	350	31,630
	Technology Hardware, Storage &
[a] Dell Technologies Inc., C	Peripherals	134	13,356
Dollar General Corp.	Multiline Retail	242	52,366
Dominos Pizza Inc.	Hotels, Restaurants & Leisure	32	14,928
eBay Inc.	Internet & Direct Marketing Retail	660	46,339
Electronic Arts Inc.	Entertainment	277	39,841
Eli Lilly & Co.	Pharmaceuticals	795	182,468
Expeditors International of Washington Inc.	Air Freight & Logistics	186	23,548
	Equity Real Estate Investment Trusts
Extra Space Storage Inc.	(REITs)	130	21,297
[a] F5 Networks Inc.	Communications Equipment	62	11,573
[a] Facebook Inc., A	Interactive Media & Services	494	171,769
FactSet Research Systems Inc.	Capital Markets	40	13,424
Fastenal Co.	Trading Companies & Distributors	712	37,024
[a] Fortinet Inc.	Software	108	25,725
Fox Corp., A	Media	335	12,439
Fox Corp., B	Media	162	5,702
Garmin Ltd.	Household Durables	168	24,300
General Mills Inc.	Food Products	672	40,945
Gilead Sciences Inc.	Biotechnology	1,435	98,814
HCA Healthcare Inc.	Health Care Providers & Services	148	30,598
	Technology Hardware, Storage &
[d] Hewlett Packard Enterprise Co.	Peripherals	980	14,288
Hormel Foods Corp.	Food Products	329	15,710
	Technology Hardware, Storage &
HP Inc.	Peripherals	1,234	37,254
Huntington Ingalls Industries Inc.	Aerospace & Defense	20	4,215
[a] IDEXX Laboratories Inc.	Health Care Equipment & Supplies	88	55,576
Illinois Tool Works Inc.	Machinery	322	71,986
	Semiconductors & Semiconductor
Intel Corp.	Equipment	2,813	157,922
International Business Machines Corp.	IT Services	970	142,192
Intuit Inc.	Software	280	137,248

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[d] Invesco Ltd.	Capital Markets	380	10,157
	Equity Real Estate Investment Trusts
[d] Iron Mountain Inc.	(REITs)	170	7,194
Jack Henry & Associates Inc.	IT Services	80	13,081
[a] Jazz Pharmaceuticals PLC	Pharmaceuticals	58	10,303
JB Hunt Transport Services Inc.	Road & Rail	88	14,340
Johnson & Johnson	Pharmaceuticals	914	150,572
Kellogg Co.	Food Products	252	16,211
Kimberly-Clark Corp.	Household Products	423	56,589
	Semiconductors & Semiconductor
KLA Corp.	Equipment	165	53,495
Kraft Heinz Co.	Food Products	336	13,702
	Semiconductors & Semiconductor
Lam Research Corp.	Equipment	144	93,701
Lennar Corp., A	Household Durables	146	14,505
Lockheed Martin Corp.	Aerospace & Defense	301	113,883
Lowe's Cos. Inc.	Specialty Retail	800	155,176
[d] Lumen Technologies Inc.	Diversified Telecommunication Services	744	10,111
LyondellBasell Industries NV, A	Chemicals	296	30,450
MarketAxess Holdings Inc.	Capital Markets	39	18,080
Masco Corp.	Building Products	136	8,012
Mastercard Inc., A	IT Services	429	156,624
	Semiconductors & Semiconductor
Maxim Integrated Products Inc.	Equipment	297	31,292
Merck & Co. Inc.	Pharmaceuticals	1,948	151,496
[a] Mettler-Toledo International Inc.	Life Sciences Tools & Services	26	36,019
Microsoft Corp.	Software	635	172,021
[a] Moderna Inc.	Biotechnology	204	47,936
	Semiconductors & Semiconductor
Monolithic Power Systems	Equipment	32	11,950
[a] Monster Beverage Corp.	Beverages	434	39,646
Moody's Corp.	Capital Markets	184	66,676
	Technology Hardware, Storage &
NetApp Inc.	Peripherals	264	21,600
NRG Energy Inc.	Electric Utilities	182	7,335
Nucor Corp.	Metals & Mining	326	31,273
[a] NVR Inc.	Household Durables	4	19,893
[a] O'Reilly Automotive Inc.	Specialty Retail	83	46,995
Old Dominion Freight Line Inc.	Road & Rail	108	27,410
Omnicom Group Inc.	Media	221	17,678
Oracle Corp.	Software	1,970	153,345
PACCAR Inc.	Machinery	323	28,828
Packaging Corp. of America	Containers & Packaging	98	13,271
Paychex Inc.	IT Services	339	36,375
PepsiCo Inc.	Beverages	1,065	157,801
Pfizer Inc.	Pharmaceuticals	3,880	151,941
Philip Morris International Inc.	Tobacco	1,596	158,180
Pool Corp.	Distributors	33	15,136
PPL Corp.	Electric Utilities	692	19,355
	Equity Real Estate Investment Trusts
Public Storage	(REITs)	222	66,753
PulteGroup Inc.	Household Durables	278	15,170
	Semiconductors & Semiconductor
QUALCOMM Inc.	Equipment	1,060	151,506
Quest Diagnostics Inc.	Health Care Providers & Services	72	9,502
[a] Regeneron Pharmaceuticals Inc.	Biotechnology	115	64,232
Robert Half International Inc.	Professional Services	137	12,189
Rockwell Automation Inc.	Electrical Equipment	114	32,606
Rollins Inc.	Commercial Services & Supplies	232	7,934
S&P Global Inc.	Capital Markets	310	127,239
Sealed Air Corp.	Containers & Packaging	82	4,859
SEI Investments Co.	Capital Markets	102	6,321
	Equity Real Estate Investment Trusts
Simon Property Group Inc.	(REITs)	362	47,234

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	Semiconductors & Semiconductor
Skyworks Solutions Inc.	Equipment	206	39,501
Snap-on Inc.	Machinery	58	12,959
Steel Dynamics Inc.	Metals & Mining	226	13,470
Stellantis NV	Automobiles	1,285	25,226
T. Rowe Price Group Inc.	Capital Markets	227	44,939
[a] Take-Two Interactive Software Inc.	Entertainment	98	17,348
Target Corp.	Multiline Retail	578	139,726
	Electronic Equipment, Instruments &
TE Connectivity Ltd.	Components	306	41,374
	Semiconductors & Semiconductor
Teradyne Inc.	Equipment	152	20,362
	Semiconductors & Semiconductor
Texas Instruments Inc.	Equipment	862	165,763
The Hershey Co.	Food Products	171	29,785
The Home Depot Inc.	Specialty Retail	486	154,981
The J.M. Smucker Co.	Food Products	106	13,734
The Kroger Co.	Food & Staples Retailing	830	31,797
The ooper Cos Inc.	Health Care Equipment & Supplies	24	9,510
The Procter & Gamble Co.	Household Products	1,130	152,471
The Progressive Corp.	Insurance	550	54,015
Tractor Supply Co.	Specialty Retail	124	23,071
Tyson Foods Inc.	Food Products	308	22,718
United Parcel Service Inc., B	Air Freight & Logistics	720	149,738
[a] Veeva Systems Inc.	Health Care Technology	114	35,448
Verizon Communications Inc.	Diversified Telecommunication Services	2,687	150,553
[a] Vertex Pharmaceuticals Inc.	Biotechnology	257	51,819
ViacomCBS Inc., B	Media	540	24,408
W.W. Grainger Inc.	Trading Companies & Distributors	47	20,586
Walgreens Boots Alliance Inc.	Food & Staples Retailing	712	37,458
Walmart Inc.	Food & Staples Retailing	1,121	158,083
[a] Waters Corp.	Life Sciences Tools & Services	36	12,442
West Pharmaceutical Services Inc.	Health Care Equipment & Supplies	66	23,701
Western Union Co.	IT Services	442	10,153
Whirlpool Corp.	Household Durables	54	11,773
	Semiconductors & Semiconductor
Xilinx Inc.	Equipment	246	35,581
			8,808,967
Total Common Stocks and Other Equity Interests (Cost $12,409,447)			15,818,392
Preferred Stocks 0.4%
Brazil 0.0%†
[e] Bradespar SA, 7.327%, pfd.	Metals & Mining	200	2,963
[e] Cia Energetica de Minas Gerais 7.510%, pfd.	Electric Utilities	600	1,450
[e] Companhia Paranaense de Energia, 16.324%, pfd.	Electric Utilities	1,100	1,300
			5,713
Germany 0.2%
[e] Fuchs Petrolub SE, 2.413%, pfd.	Chemicals	64	3,113
[e] Porsche Automobil Holding SE, 2.446%, pfd.	Automobiles	178	19,074
			22,187
Russia 0.0%†
[e] Surgutneftegas PJSC, 2.094%, pfd.	Oil, Gas & Consumable Fuels	9,619	6,100

South Korea 0.2%
[e] LG Household & Health Care Ltd., 1.444%, pfd.	Personal Products	2	1,359

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Technology Hardware, Storage &
[e] Samsung Electronics Co. Ltd., 3.593%, pfd.	Peripherals	343	22,447
			23,806
Total Preferred Stocks (Cost $34,372)			57,806
Total Investments before Short Term Investments (Cost $12,443,819)			15,876,198
Short Term Investments (Cost $24,375) 0.1%
Investments from Cash Collateral Received for Loaned Securities 0.1%
Money Market Funds 0.1%
[f,g] Institutional Fiduciary Trust Portfolio, 0.01%		24,375	24,375
Total Investments (Cost $12,468,194) 99.8%			15,900,573
Other Assets, less Liabilities 0.2%			26,912
Net Assets 100.0%			$15,927,485

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $109,961, representing 0.7% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $14,858, representing 0.1% of net assets.
dA portion or all of the security is on loan at June 30, 2021.
eVariable rate security. The rate shown represents the yield at period end.
fSee Note 5 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI All Country World Index			Long	1	$36,850	9/17/21	$(81)

*As of period end.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin LibertyQ International Equity Hedged ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 98.2%
Australia 13.4%
AGL Energy Ltd.	Multi-Utilities	2,880	$17,730
Aurizon Holdings Ltd.	Road & Rail	8,322	23,242
BHP Group Ltd.	Metals & Mining	8,502	310,016
Brambles Ltd.	Commercial Services & Supplies	6,570	56,427
Coles Group Ltd.	Food & Staples Retailing	5,586	71,670
CSL Ltd.	Biotechnology	1,524	326,298
[a] Endeavour Group Ltd.	Food & Staples Retailing	4,926	23,262
Evolution Mining Ltd.	Metals & Mining	7,110	24,020
Fortescue Metals Group Ltd.	Metals & Mining	13,020	228,143
Magellan Financial Group Ltd.	Capital Markets	564	22,806
Medibank Private Ltd.	Insurance	13,146	31,187
Newcrest Mining Ltd.	Metals & Mining	2,826	53,635
REA Group Ltd.	Interactive Media & Services	246	31,217
Rio Tinto Ltd.	Metals & Mining	2,298	218,482
Rio Tinto PLC	Metals & Mining	3,696	303,746
Sonic Healthcare Ltd.	Health Care Providers & Services	1,818	52,411
Telstra Corp. Ltd.	Diversified Telecommunication Services	19,158	54,080
Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels	288	7,293
Wesfarmers Ltd.	Multiline Retail	5,670	251,574
Woolworths Group Ltd.	Food & Staples Retailing	4,980	142,558
			2,249,797
Austria 0.1%
OMV AG	Oil, Gas & Consumable Fuels	396	22,528
Belgium 0.2%
Colruyt SA	Food & Staples Retailing	252	14,094
Proximus SADP	Diversified Telecommunication Services	726	14,025
			28,119
Chile 0.1%
Antofagasta PLC	Metals & Mining	756	14,992
Denmark 4.2%
AP Moeller-Maersk A/S, B	Marine	12	34,494
Coloplast AS, B	Health Care Equipment & Supplies	666	109,291
[a] Genmab A/S	Biotechnology	186	76,114
Novo Nordisk AS, B	Pharmaceuticals	4,062	340,349
Novozymes AS	Chemicals	846	63,775
Pandora AS	Textiles, Apparel & Luxury Goods	552	74,210
			698,233
Finland 1.5%
Elisa OYJ	Diversified Telecommunication Services	624	37,237
Kone OYJ, B	Machinery	1,398	114,063
Orion OYJ	Pharmaceuticals	510	21,924
UPM-Kymmene OYJ	Paper & Forest Products	1,944	73,542
			246,766
France 3.9%
Biomerieux	Health Care Equipment & Supplies	126	14,644
Hermes International	Textiles, Apparel & Luxury Goods	130	189,394
Ipsen SA	Pharmaceuticals	120	12,483
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	648	16,699
[b] La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure	168	9,878
Orange SA	Diversified Telecommunication Services	4,044	46,111
Sanofi	Pharmaceuticals	3,078	322,532
Sartorius Stedim Biotech	Life Sciences Tools & Services	90	42,575
			654,316
Germany 1.3%
Deutsche Post AG	Air Freight & Logistics	1,806	122,850

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] HelloFresh SE	Internet & Direct Marketing Retail	504	48,999
Knorr-Bremse AG	Machinery	216	24,847
LANXESS AG	Chemicals	150	10,286
[a,b] Zalando SE, 144A	Internet & Direct Marketing Retail	79	9,551
			216,533
Hong Kong 2.1%
CK Asset Holdings Ltd.	Real Estate Management & Development	9,200	63,498
CK Infrastructure Holdings Ltd.	Electric Utilities	2,400	14,309
CLP Holdings Ltd.	Electric Utilities	3,000	29,668
Henderson Land Development Co. Ltd.	Real Estate Management & Development	3,000	14,216
HKT Trust and HKT Ltd.	Diversified Telecommunication Services	15,600	21,253
Power Assets Holdings Ltd.	Electric Utilities	6,000	36,815
Sino Land Co. Ltd.	Real Estate Management & Development	13,400	21,120
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	4,400	65,554
Swire Pacific Ltd., A	Real Estate Management & Development	1,000	6,780
[b] WH Group Ltd., 144A	Food Products	27,000	24,268
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	4,600	26,744
Xinyi Glass Holdings Ltd.	Building Products	6,800	27,714
			351,939
Israel 0.5%
[a] Check Point Software Technologies Ltd.	Software	516	59,923
ICL Group Ltd.	Chemicals	2,412	16,366
			76,289
Italy 1.5%
DiaSorin SpA	Health Care Equipment & Supplies	108	20,428
Ferrari NV	Automobiles	468	96,570
Moncler SpA	Textiles, Apparel & Luxury Goods	780	52,781
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	444	25,379
Snam SpA	Gas Utilities	7,410	42,839
Telecom Italia SpA	Diversified Telecommunication Services	19,512	9,693
Telecom Italia Spa Savings Share	Diversified Telecommunication Services	21,480	11,382
			259,072
Japan 26.5%
ABC-Mart Inc.	Specialty Retail	126	7,231
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	750	67,641
Astellas Pharma Inc.	Pharmaceuticals	7,280	126,887
	Electronic Equipment, Instruments &
Azbil Corp.	Components	340	14,107
Bridgestone Corp.	Auto Components	2,280	103,842
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals	660	13,183
Capcom Co. Ltd.	Entertainment	608	17,803
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	2,860	113,431
Cosmos Pharmaceutical Corp.	Food & Staples Retailing	62	9,105
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	360	39,409
	Electronic Equipment, Instruments &
Hitachi Ltd.	Components	3,120	178,812
Hoya Corp.	Health Care Equipment & Supplies	1,620	214,998
Iida Group Holdings Co. Ltd.	Household Durables	600	15,461
ITOCHU Corp.	Trading Companies & Distributors	5,680	163,762
Japan Post Bank Co. Ltd.	Banks	1,560	13,114
Japan Post Holdings Co. Ltd.	Insurance	3,000	24,605
Japan Tobacco Inc.	Tobacco	5,720	108,149
Kajima Corp.	Construction & Engineering	1,980	25,100
Kakaku.com Inc.	Interactive Media & Services	650	19,648
KAO Corp.	Personal Products	1,820	112,079
KDDI Corp.	Wireless Telecommunication Services	8,080	252,250
Koei Tecmo Holdings Co. Ltd.	Entertainment	216	10,548
	Semiconductors & Semiconductor
Lasertec Corp.	Equipment	230	44,740
Meiji Holdings Co. Ltd.	Food Products	316	18,933

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Mitsubishi Gas Chemical Co. Inc.	Chemicals	600	12,736
Mizuho Financial Group Inc.	Banks	4,500	64,364
Monotaro Co. Ltd.	Trading Companies & Distributors	940	22,274
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	1,660	126,859
Nexon Co. Ltd.	Entertainment	2,020	45,063
Nihon M&A Center Inc.	Professional Services	1,060	27,515
Nintendo Co. Ltd.	Entertainment	464	270,148
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	6,520	170,035
Nitori Holdings Co. Ltd.	Specialty Retail	278	49,243
Nitto Denko Corp.	Chemicals	500	37,346
Nomura Research Institute Ltd.	IT Services	1,220	40,396
Obayashi Corp.	Construction & Engineering	2,800	22,276
OBIC Co. Ltd.	IT Services	230	42,916
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	1,220	27,249
Oracle Corp. Japan	Software	165	12,636
ORIX Corp.	Diversified Financial Services	4,640	78,365
Otsuka Corp.	IT Services	300	15,758
Pigeon Corp.	Household Products	480	13,536
Resona Holdings Inc.	Banks	3,600	13,856
SCSK Corp.	IT Services	140	8,350
Sekisui House Ltd.	Household Durables	2,800	57,481
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	1,400	66,815
SG Holdings Co. Ltd.	Air Freight & Logistics	1,000	26,246
SHIMANO Inc.	Leisure Products	215	51,043
Shimizu Corp.	Construction & Engineering	1,600	12,282
Shin-Etsu Chemical Co. Ltd.	Chemicals	1,230	205,905
Shionogi & Co. Ltd.	Pharmaceuticals	1,200	62,611
Shoei Co. Ltd.	Real Estate Management & Development	1,104	12,434
Softbank Corp.	Wireless Telecommunication Services	13,060	171,031
Sumitomo Mitsui Financial Group Inc.	Banks	3,800	131,129
Sysmex Corp.	Health Care Equipment & Supplies	450	53,518
Taisei Corp.	Construction & Engineering	780	25,581
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	686	297,170
Tosoh Corp.	Chemicals	1,200	20,715
Toyo Suisan Kaisha Ltd.	Food Products	280	10,785
Toyota Motor Corp.	Automobiles	4,100	358,690
Tsuruha Holdings Inc.	Food & Staples Retailing	130	15,121
USS Co. Ltd.	Specialty Retail	900	15,715
Welcia Holdings Co. Ltd.	Food & Staples Retailing	300	9,812
Zozo Inc.	Internet & Direct Marketing Retail	600	20,407
			4,440,250
Netherlands 4.3%
[a,b] Adyen NV, 144A	IT Services	52	127,064
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	522	358,672
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	4,482	133,252
Koninklijke KPN NV	Diversified Telecommunication Services	11,358	35,479
NN Group NV	Insurance	1,110	52,364
Randstad NV	Professional Services	234	17,899
			724,730
New Zealand 0.7%
[a] a2 Milk Co. Ltd.	Food Products	2,856	12,852
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	2,958	64,322
Spark New Zealand Ltd.	Diversified Telecommunication Services	9,528	31,957
			109,131
Norway 0.7%
Orkla ASA	Food Products	3,000	30,574
Telenor ASA	Diversified Telecommunication Services	2,988	50,383

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Yara International ASA	Chemicals	540	28,440
			109,397
Portugal 0.1%
Jeronimo Martins SGPS SA	Food & Staples Retailing	900	16,415
Russia 0.1%
Evraz PLC	Metals & Mining	3,042	24,878
Singapore 0.8%
Singapore Exchange Ltd.	Capital Markets	4,920	40,921
Singapore Technologies Engineering Ltd.	Aerospace & Defense	4,800	13,819
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	35,400	60,308
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	1,200	17,149
			132,197
Spain 5.3%
Banco Bilbao Vizcaya Argentaria SA	Banks	12,294	76,221
Banco Santander SA	Banks	53,076	202,644
CaixaBank SA	Banks	10,122	31,138
Enagas SA	Gas Utilities	930	21,490
Endesa SA	Electric Utilities	1,374	33,338
Iberdrola SA	Electric Utilities	20,442	249,210
Industria de Diseno Textil SA	Specialty Retail	4,260	150,093
Red Electrica Corp. SA	Electric Utilities	1,836	34,086
Telefonica SA	Diversified Telecommunication Services	19,164	89,565
			887,785
Sweden 3.1%
Atlas Copco AB	Machinery	1,530	80,506
Atlas Copco AB, A	Machinery	2,208	135,287
Boliden AB	Metals & Mining	1,176	45,240
Epiroc AB, A	Machinery	2,286	52,124
Epiroc AB, B	Machinery	1,320	25,923
[b] Evolution Gaming Group AB, 144A	Hotels, Restaurants & Leisure	576	91,086
Husqvarna AB, B	Household Durables	786	10,450
ICA Gruppen AB	Food & Staples Retailing	360	16,766
Kinnevik AB, B	Diversified Financial Services	630	25,238
Swedish Match AB	Tobacco	4,974	42,446
			525,066
Switzerland 9.9%
EMS-Chemie Holding AG	Chemicals	38	37,369
Geberit AG	Building Products	169	126,885
Kuehne + Nagel International AG	Marine	180	61,652
	Technology Hardware, Storage &
Logitech International SA	Peripherals	744	90,228
Nestle SA	Food Products	2,694	335,806
Novartis AG	Pharmaceuticals	3,684	336,057
Partners Group Holding AG	Capital Markets	110	166,782
Roche Holding AG, Non-Voting	Pharmaceuticals	948	357,468
Roche Holding AG, Bearer	Pharmaceuticals	18	7,318
SGS SA	Professional Services	22	67,927
Swisscom AG	Diversified Telecommunication Services	109	62,286
			1,649,778
United Kingdom 17.1%
Admiral Group PLC	Insurance	1,140	49,513
Anglo American PLC	Metals & Mining	5,220	207,141
[a,b] Auto Trader Group PLC, 144A	Interactive Media & Services	4,056	35,490
BAE Systems PLC	Aerospace & Defense	13,098	94,452
BHP Group PLC	Metals & Mining	9,876	290,600
British American Tobacco PLC	Tobacco	8,238	318,651
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	3,696	25,269
[a] BT Group PLC	Diversified Telecommunication Services	38,136	102,205

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Bunzl PLC	Trading Companies & Distributors	900	29,703
Croda International PLC	Chemicals	438	44,582
Direct Line Insurance Group PLC	Insurance	5,532	21,780
Ferguson PLC	Trading Companies & Distributors	780	108,292
GlaxoSmithKline PLC	Pharmaceuticals	16,812	329,655
	Electronic Equipment, Instruments &
Halma PLC	Components	1,140	42,395
Hargreaves Lansdown PLC	Capital Markets	1,860	40,829
Hikma Pharmaceuticals PLC	Pharmaceuticals	588	19,869
Imperial Brands PLC	Tobacco	5,640	121,312
Intertek Group PLC	Professional Services	666	50,878
Kingfisher PLC	Specialty Retail	7,866	39,608
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	2,796	26,088
M&G PLC	Diversified Financial Services	9,960	31,495
Mondi PLC	Paper & Forest Products	1,992	52,313
[a] Next PLC	Multiline Retail	546	59,256
Pearson PLC	Media	2,784	31,921
Persimmon PLC	Household Durables	1,566	63,992
RELX PLC	Professional Services	8,136	215,686
Spirax-Sarco Engineering PLC	Machinery	240	45,140
The Berkeley Group Holdings PLC	Household Durables	486	30,850
Unilever PLC	Personal Products	5,382	314,536
William Morrison Supermarkets PLC	Food & Staples Retailing	7,482	25,499
			2,869,000
United Kingdom 0.2%
CK Hutchison Holdings Ltd.	Industrial Conglomerates	5,000	38,953
United States 0.6%
Stellantis NV	Automobiles	4,782	93,877
Total Common Stocks and Other Equity Interests (Cost $13,917,246)			16,440,041
Preferred Stocks 0.5%
Germany 0.5%
[c] Fuchs Petrolub SE, 2.413%, pfd.	Chemicals	282	13,718
[c] Porsche Automobil Holding SE, 2.446%, pfd.	Automobiles	660	70,724
Total Preferred Stocks (Cost $63,271)			84,442
Total Investments (Cost $13,980,517) 98.7%			16,524,483

Other Assets, less Liabilities 1.3%			217,883
Net Assets 100.0%			$16,742,366

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $297,337, representing 1.8% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

At June 30, 2021 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	DBAB	Buy	2,508,700	$1,882,529	7/02/21	$878	$—
Australian Dollar	DBAB	Sell	2,508,700	1,933,460	7/02/21	50,053	—
Danish Krone	BOFA	Buy	4,049,000	645,704	7/02/21	13	—
Danish Krone	BOFA	Sell	4,049,000	663,500	7/02/21	17,783	—
Euro	BOFA	Buy	2,699,300	3,201,035	7/02/21	66	—
Euro	BOFA	Sell	2,699,300	3,290,004	7/02/21	88,903	—
Great British Pound	BOFA	Buy	766,672	1,059,098	7/02/21	22	—
Great British Pound	HSBK	Buy	766,672	1,059,135	7/02/21	—	(16)
Great British Pound	UBSW	Buy	766,672	1,059,108	7/02/21	11	—
Great British Pound	BOFA	Sell	766,672	1,087,078	7/02/21	27,959	—
Great British Pound	HSBK	Sell	766,672	1,087,081	7/02/21	27,962	—
Great British Pound	UBSW	Sell	766,672	1,087,075	7/02/21	27,956	—
Israeli Shekel	BOFA	Buy	56,800	17,432	7/02/21	—	—
Israeli Shekel	BOFA	Sell	56,800	17,482	7/02/21	51	—
Japanese Yen	BOFA	Buy	482,916,200	4,350,902	7/02/21	86	—
Japanese Yen	BOFA	Sell	482,916,200	4,391,976	7/02/21	40,988	—
New Zealand Dollar	BOFA	Buy	148,400	103,692	7/02/21	2	—
New Zealand Dollar	BOFA	Sell	148,400	107,577	7/02/21	3,883	—
Norwegian Krone	BOFA	Buy	950,500	110,454	7/02/21	2	—
Norwegian Krone	BOFA	Sell	950,500	113,759	7/02/21	3,303	—
Singapore Dollar	BOFA	Buy	176,400	131,233	7/02/21	—	(3)
Singapore Dollar	BOFA	Sell	176,400	133,296	7/02/21	2,066	—
Swedish Krona	BOFA	Buy	4,623,400	540,602	7/02/21	11	—
Swedish Krona	BOFA	Sell	4,623,400	555,689	7/02/21	15,076	—
Swiss Franc	MSCO	Buy	1,434,300	1,551,646	7/02/21	39	—
Swiss Franc	MSCO	Sell	1,434,300	1,594,788	7/02/21	43,103	—
Hong Kong Dollar	MSCO	Buy	3,013,900	388,077	7/06/21	19	—
Hong Kong Dollar	MSCO	Sell	3,013,900	388,324	7/06/21	227	—
Danish Krone	BOFA	Sell	4,404,700	702,827	8/03/21	—	(36)
Euro	BOFA	Sell	2,776,400	3,294,576	8/03/21	—	(133)
Great British Pound	BOFA	Sell	788,127	1,088,823	8/03/21	—	(32)
Great British Pound	HSBK	Sell	788,127	1,088,850	8/03/21	—	(4)
Great British Pound	UBSW	Sell	788,127	1,088,837	8/03/21	—	(18)
Hong Kong Dollar	MSCO	Sell	3,046,900	392,348	8/03/21	—	(22)
Israeli Shekel	BOFA	Sell	55,500	17,036	8/03/21	—	(1)
Japanese Yen	BOFA	Sell	499,154,400	4,498,337	8/03/21	—	(140)
New Zealand Dollar	BOFA	Sell	160,500	112,134	8/03/21	—	(8)
Norwegian Krone	BOFA	Sell	958,900	111,447	8/03/21	—	(4)
Singapore Dollar	BOFA	Sell	174,400	129,734	8/03/21	1	—
Swedish Krona	BOFA	Sell	4,687,200	548,212	8/03/21	—	(25)
Swiss Franc	MSCO	Sell	1,553,600	1,682,120	8/03/21	—	(55)
Australian Dollar	DBAB	Sell	2,641,200	1,982,250	8/04/21	—	(956)
Total Forward Exchange Contracts						$350,463	$(1,453)
Net unrealized appreciation (depreciation)							$349,010
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

					FRANKLIN TEMPLETON ETF TRUST
			STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI All Country World Index	Long	1	$115,205	9/17/21	$283

*As of period end.

Abbreviations

Selected Portfolio

BOFA	-	Bank of America Corp.
DBAB	-	Deutsche Bank AG
HSBK	-	HSBC Bank PLC
MSCO	-	Morgan Stanley
REIT	-	Real Estate Investment Trust
UBSW	-	UBS AG

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin LibertyQ U.S. Equity ETF	Shares	Value
Common Stocks 99.8%
Communication Services 6.4%
Activision Blizzard Inc.	83,085	$7,929,632
[a] Alphabet Inc., A	2,606	6,363,305
AT&T Inc.	409,122	11,774,531
Comcast Corp., A	209,718	11,958,120
Electronic Arts Inc.	31,515	4,532,802
[a] Facebook Inc., A	36,672	12,751,221
Fox Corp., A	16,044	595,714
Lumen Technologies Inc.	88,242	1,199,209
[a] Match Group Inc.	25,212	4,065,435
Omnicom Group Inc.	44,121	3,529,239
The Interpublic Group of Cos. Inc.	69,906	2,271,246
Verizon Communications Inc.	213,156	11,943,131
World Wrestling Entertainment Inc., A	2,292	132,684
		79,046,269
Consumer Discretionary 7.8%
[a] AutoNation Inc.	2,865	271,631
[a] AutoZone Inc.	4,202	6,270,308
Best Buy Co. Inc.	51,570	5,929,519
Brunswick Corp.	4,011	399,576
Carter's Inc.	8,595	886,746
D.R. Horton Inc.	43,548	3,935,433
Dick's Sporting Goods Inc.	3,438	344,453
Dollar General Corp.	48,705	10,539,275
eBay Inc.	60,738	4,264,415
Foot Locker Inc.	24,066	1,483,188
Garmin Ltd.	30,369	4,392,572
Gentex Corp.	55,008	1,820,215
Genuine Parts Co.	7,449	942,075
[a] Grand Canyon Education Inc.	5,157	463,975
H&R Block Inc.	44,121	1,035,961
Lennar Corp., A	13,752	1,366,261
McDonald's Corp.	51,570	11,912,154
[a] NVR Inc.	657	3,267,458
[a] O'Reilly Automotive Inc.	14,898	8,435,397
Penske Automotive Group Inc.	1,719	129,767
Polaris Inc.	2,865	392,390
Pool Corp.	8,595	3,942,183
PulteGroup Inc.	41,256	2,251,340
Qurate Retail Inc., A	34,953	457,535
Target Corp.	53,289	12,882,083
Tractor Supply Co.	25,785	4,797,557
Whirlpool Corp.	2,865	624,627
Williams-Sonoma Inc.	17,763	2,835,863
		96,273,957
Consumer Staples 13.3%
Altria Group Inc.	244,671	11,665,913
Archer-Daniels-Midland Co.	28,077	1,701,466
[a] Boston Beer Inc., A	1,103	1,125,942
Brown-Forman Corp., A	9,741	686,741
Bunge Ltd.	6,876	537,359
Campbell Soup Co.	22,347	1,018,800
Casey's General Stores Inc.	6,898	1,342,627
Church & Dwight Co. Inc.	49,851	4,248,302
Clorox Co.	29,223	5,257,510
Conagra Brands Inc.	23,493	854,675
Costco Wholesale Corp.	32,088	12,696,259
Estee Lauder Cos. Inc., A	39,537	12,575,929
Flowers Foods Inc.	38,964	942,929

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

General Mills Inc.	130,071	7,925,226
Hormel Foods Corp.	59,019	2,818,157
Ingredion Inc.	13,179	1,192,700
Kellogg Co.	42,975	2,764,582
Kimberly-Clark Corp.	18,336	2,452,990
[a] Monster Beverage Corp.	71,625	6,542,944
PepsiCo Inc.	81,366	12,056,000
Philip Morris International Inc.	124,914	12,380,227
The Coca-Cola Co.	217,740	11,781,911
The Hershey Co.	34,380	5,988,308
The J.M. Smucker Co.	19,482	2,524,283
The Kroger Co.	127,779	4,895,213
The Procter & Gamble Co.	89,388	12,061,123
Tyson Foods Inc.	56,727	4,184,184
Walgreens Boots Alliance Inc.	138,666	7,295,218
Walmart Inc.	84,804	11,959,060
		163,476,578
Energy 0.1%
Cabot Oil & Gas Corp., A	67,614	1,180,540
Financials 3.7%
Assured Guaranty Ltd.	3,438	163,236
Evercore Inc.	4,584	645,290
FactSet Research Systems Inc.	7,449	2,499,959
[b] Invesco Ltd.	61,884	1,654,159
Jefferies Financial Group Inc.	24,639	842,654
Lazard Ltd., A	21,201	959,345
Moody's Corp.	25,785	9,343,710
New York Community Bancorp Inc.	22,347	246,264
Old Republic International Corp.	14,325	356,836
People's United Financial Inc.	37,818	648,201
S&P Global Inc.	31,515	12,935,332
SEI Investments Co.	20,628	1,278,317
Synchrony Financial	29,796	1,445,702
T. Rowe Price Group Inc.	30,942	6,125,588
The Progressive Corp.	68,187	6,696,645
		45,841,238
Health Care 17.7%
AbbVie Inc.	106,578	12,004,946
Amgen Inc.	50,424	12,290,850
[a] Bio-Rad Laboratories Inc., A	1,719	1,107,535
[a] Biogen Inc.	31,515	10,912,699
Bristol-Myers Squibb Co.	183,360	12,252,115
Cardinal Health Inc.	14,898	850,527
Cerner Corp.	56,727	4,433,782
Chemed Corp.	2,917	1,384,117
CVS Health Corp.	65,895	5,498,279
Eli Lilly & Co.	60,165	13,809,071
Gilead Sciences Inc.	182,214	12,547,256
Humana Inc.	14,325	6,341,964
[a] IDEXX Laboratories Inc.	8,595	5,428,172
[a] Jazz Pharmaceuticals PLC	2,865	508,939
Johnson & Johnson	71,052	11,705,107
[a] Laboratory Corp. of America Holdings	5,157	1,422,558
Merck & Co. Inc.	166,170	12,923,041
[a] Mettler-Toledo International Inc.	5,022	6,957,177
[a] Moderna Inc.	18,336	4,308,593
[a] Organon & Co.	14,898	450,813
Pfizer Inc.	311,139	12,184,203
[b] Premier Inc., A	13,752	478,432
Quest Diagnostics Inc.	11,460	1,512,376
[a] Quidel Corp.	4,011	513,889
[a] Regeneron Pharmaceuticals Inc.	13,752	7,681,042

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

ResMed Inc.	28,077	6,921,542
Thermo Fisher Scientific Inc.	25,785	13,007,759
[a] United Therapeutics Corp.	2,292	411,208
UnitedHealth Group Inc.	29,223	11,702,058
[a] Veeva Systems Inc.	14,898	4,632,533
[a] Vertex Pharmaceuticals Inc.	30,942	6,238,835
[a] Waters Corp.	7,449	2,574,449
West Pharmaceutical Services Inc.	8,595	3,086,465
Zoetis Inc.	50,424	9,397,017
		217,479,349
Industrials 15.3%
3M Co.	59,592	11,836,759
A O Smith Corp.	15,471	1,114,840
Acuity Brands Inc.	1,719	321,505
Allegion PLC	12,033	1,676,197
Allison Transmission Holdings Inc.	18,909	751,444
AMERCO	573	337,726
BWX Technologies Inc.	10,314	599,450
C.H. Robinson Worldwide Inc.	29,223	2,737,318
Cintas Corp.	16,044	6,128,808
[a] Copart Inc.	41,829	5,514,317
Cummins Inc.	31,515	7,683,672
Eaton Corp. PLC	33,234	4,924,614
Emerson Electric Co.	118,038	11,359,977
Expeditors International of Washington Inc.	36,099	4,570,133
Fastenal Co.	130,071	6,763,692
[a,b] FTI Consulting Inc.	3,438	469,665
[a] Generac Holdings Inc.	6,876	2,854,571
General Dynamics Corp.	13,179	2,481,079
Graco Inc.	33,234	2,515,814
Honeywell International Inc.	52,143	11,437,567
Hubbell Inc., B	4,584	856,475
Huntington Ingalls Industries Inc.	8,022	1,690,637
Illinois Tool Works Inc.	52,143	11,657,089
JB Hunt Transport Services Inc.	17,763	2,894,481
Landstar System Inc.	8,022	1,267,636
Lennox International Inc.	5,157	1,809,076
Lincoln Electric Holdings Inc.	6,303	830,168
Lockheed Martin Corp.	31,515	11,923,700
ManpowerGroup Inc.	2,865	340,677
MSC Industrial Direct Co. Inc., A	9,168	822,645
Northrop Grumman Corp.	21,201	7,705,079
Old Dominion Freight Line Inc.	14,325	3,635,685
PACCAR Inc.	49,278	4,398,062
Quanta Services Inc.	6,876	622,759
Robert Half International Inc.	26,358	2,345,071
Rockwell Automation Inc.	25,212	7,211,136
Rollins Inc.	47,559	1,626,518
Schneider National Inc., B	6,303	137,216
Snap-on Inc.	9,741	2,176,432
Toro Co.	22,920	2,518,450
Trane Technologies PLC	19,482	3,587,415
[a] Trex Co. Inc.	13,179	1,347,026
Union Pacific Corp.	53,862	11,845,870
United Parcel Service Inc., B	56,154	11,678,347
W.W. Grainger Inc.	9,741	4,266,558
Watsco Inc.	6,876	1,970,937
		187,244,293
Information Technology 24.9%
Accenture PLC, A	42,402	12,499,686
[a] Adobe Inc.	24,066	14,094,012
[a] Akamai Technologies Inc.	17,190	2,004,354
[a] Alphabet Inc., C	2,479	6,213,167

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Amdocs Ltd.	27,504	2,127,709
Apple Inc.	96,837	13,262,796
Applied Materials Inc.	87,096	12,402,470
[a] Arista Networks Inc.	6,303	2,283,640
[a] Aspen Technology Inc.	11,460	1,576,208
Automatic Data Processing Inc.	61,311	12,177,591
Booz Allen Hamilton Holding Corp.	21,201	1,805,901
Cisco Systems Inc.	227,481	12,056,493
Cognizant Technology Solutions Corp., A	94,545	6,548,187
[a] EPAM Systems Inc.	2,865	1,463,900
[a] F5 Networks Inc.	12,033	2,246,080
[a] Fair Isaac Corp.	2,865	1,440,178
[a] Fortinet Inc.	15,471	3,685,037
Hewlett Packard Enterprise Co.	65,322	952,395
HP Inc.	318,015	9,600,873
Intel Corp.	210,864	11,837,905
International Business Machines Corp.	83,658	12,263,426
Intuit Inc.	27,504	13,481,636
Jack Henry & Associates Inc.	15,471	2,529,663
KLA Corp.	32,088	10,403,250
Lam Research Corp.	18,336	11,931,235
Mastercard Inc., A	33,234	12,133,401
Maxim Integrated Products Inc.	56,727	5,976,757
Microsoft Corp.	48,132	13,038,959
Monolithic Power Systems	5,157	1,925,882
Motorola Solutions Inc.	32,088	6,958,283
NetApp Inc.	47,559	3,891,277
NVIDIA Corp.	18,336	14,670,634
Oracle Corp.	152,991	11,908,819
Paychex Inc.	71,052	7,623,880
QUALCOMM Inc.	89,388	12,776,227
Skyworks Solutions Inc.	37,818	7,251,602
Teradyne Inc.	13,752	1,842,218
Texas Instruments Inc.	63,603	12,230,857
[a,b] VMware Inc., A	8,022	1,283,279
Xerox Holdings Corp.	17,190	403,793
Xilinx Inc.	50,997	7,376,206
[a] Zoom Video Communications Inc., A	10,887	4,213,596
		306,393,462
Materials 4.0%
Air Products and Chemicals Inc.	33,807	9,725,598
Amcor PLC	79,074	906,188
Avery Dennison Corp.	9,741	2,047,948
Celanese Corp.	18,336	2,779,738
Dow Inc.	37,818	2,393,123
Eagle Materials Inc.	2,292	325,716
Eastman Chemical Co.	22,347	2,609,012
Huntsman Corp.	22,347	592,642
International Paper Co.	35,526	2,178,099
Louisiana-Pacific Corp.	5,730	345,462
LyondellBasell Industries NV, A	63,030	6,483,896
NewMarket Corp.	1,566	504,221
Newmont Corp.	85,950	5,447,511
Nucor Corp.	46,986	4,507,367
Packaging Corp. of America	17,763	2,405,465
Reliance Steel & Aluminum Co.	9,168	1,383,451
Silgan Holdings Inc.	4,011	166,457
Sonoco Products Co.	20,055	1,341,679
Southern Copper Corp.	7,449	479,120
Steel Dynamics Inc.	34,953	2,083,199

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Valvoline Inc.	26,931	874,180
		49,580,072
Real Estate 2.2%
Coresite Realty Corp.	4,584	617,007
CubeSmart	9,741	451,203
Extra Space Storage Inc.	10,887	1,783,508
Life Storage Inc.	4,011	430,581
National Retail Properties Inc.	35,526	1,665,459
Public Storage	36,099	10,854,608
Realty Income Corp.	67,041	4,474,317
SL Green Realty Corp.	4,011	320,880
Spirit Realty Capital Inc.	21,774	1,041,668
STORE Capital Corp.	42,975	1,483,067
VICI Properties Inc.	45,267	1,404,182
WP Carey Inc.	31,515	2,351,649
		26,878,129
Utilities 4.4%
Alliant Energy Corp.	44,121	2,460,187
Ameren Corp.	39,537	3,164,541
American Electric Power Co. Inc.	61,884	5,234,767
Atmos Energy Corp.	22,347	2,147,770
Consolidated Edison Inc.	63,030	4,520,512
Dominion Energy Inc.	117,465	8,641,900
Evergy Inc.	36,672	2,216,089
Hawaiian Electric Industries Inc.	20,628	872,152
National Fuel Gas Co.	4,584	239,514
OGE Energy Corp.	9,741	327,785
Public Service Enterprise Group Inc.	100,275	5,990,428
The Southern Co.	169,035	10,228,308
UGI Corp.	10,887	504,177
WEC Energy Group Inc.	33,807	3,007,133
Xcel Energy Inc.	65,895	4,341,163
		53,896,426
Total Investments before Short Term Investments (Cost $1,028,156,981)		1,227,290,313
Short Term Investments (Cost $897,069) 0.1%
Investments from Cash Collateral Received for Loaned Securities 0.1%
Money Market Funds 0.1%
[c,d] Institutional Fiduciary Trust Portfolio, 0.01%	897,069	897,069

Total Investments (Cost $1,029,054,050) 99.9%		1,228,187,382

Other Assets, less Liabilities 0.1%		799,262
Net Assets 100.0%		$1,228,986,644

aNon-income producing.
bA portion or all of the security is on loan at June 30, 2021.
cThe rate shown is the annualized seven-day effective yield at period end.
dSee Note 5 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
S&P 500 E-Mini	Long	8	$1,715,440	9/17/21	$23,866

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin LibertyQ U.S. Mid Cap Equity ETF	Shares	Value
Common Stocks 99.9%
Communication Services 3.3%
[a] Lumen Technologies Inc.	17,680	$240,271
[b] Match Group Inc.	3,040	490,200
Omnicom Group Inc.	4,160	332,758
[b] Playtika Holding Corp.	640	15,258
ViacomCBS Inc., A	92	4,457
ViacomCBS Inc., B	6,740	304,648
World Wrestling Entertainment Inc., A	720	41,681
		1,429,273
Consumer Discretionary 14.5%
Advance Auto Parts Inc.	620	127,187
[b] AutoNation Inc.	400	37,924
[b] AutoZone Inc.	308	459,604
Best Buy Co. Inc.	3,740	430,025
Brunswick Corp.	600	59,772
Carter's Inc.	880	90,790
Columbia Sportswear Co.	500	49,180
Dick's Sporting Goods Inc.	1,300	130,247
[b] Dollar Tree Inc.	1,820	181,090
[b] Etsy Inc.	1,000	205,840
Foot Locker Inc.	1,980	122,027
Garmin Ltd.	2,660	384,742
Gentex Corp.	3,880	128,389
Genuine Parts Co.	2,540	321,234
H&R Block Inc.	3,800	89,224
Hanesbrands Inc.	6,860	128,076
Hasbro Inc.	2,100	198,492
L Brands Inc.	4,140	298,328
[b] Leslie's Inc.	1,120	30,789
[b] LKQ Corp.	2,420	119,112
[b] Mattel Inc.	2,840	57,084
Newell Brands Inc.	3,180	87,355
[b] O'Reilly Automotive Inc.	820	464,292
[a,b] Ollie's Bargain Outlet Holdings Inc.	980	82,447
Penske Automotive Group Inc.	620	46,804
Polaris Inc.	580	79,437
Pool Corp.	990	454,074
Qurate Retail Inc., A	4,920	64,403
[b] RH	140	95,060
[b] Tapestry Inc.	5,340	232,183
Tempur Sealy International Inc.	3,520	137,949
Tractor Supply Co.	2,380	442,823
Whirlpool Corp.	1,040	226,741
Williams-Sonoma Inc.	1,700	271,405
[b] YETI Holdings Inc.	720	66,110
		6,400,239
Consumer Staples 7.3%
[a] Albertsons Cos Inc.	1,920	37,747
[b] Boston Beer Inc., A	140	142,912
Brown-Forman Corp., A	820	57,810
Brown-Forman Corp., B	3,220	241,307
Bunge Ltd.	1,200	93,780
Campbell Soup Co.	3,360	153,182
Casey's General Stores Inc.	300	58,392
Church & Dwight Co. Inc.	4,500	383,490
Clorox Co.	2,240	402,998
Flowers Foods Inc.	4,480	108,416
[b] Herbalife Ltd.	1,820	95,969
Kellogg Co.	4,680	301,064
Reynolds Consumer Products Inc.	640	19,424

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

The Hershey Co.	2,520	438,934
The J.M. Smucker Co.	1,880	243,592
The Kroger Co.	11,740	449,759
		3,228,776
Energy 0.2%
Antero Midstream Corp.	2,760	28,677
Texas Pacific Land Corp.	46	73,588
		102,265
Financials 10.1%
Affiliated Managers Group Inc.	760	117,199
Ally Financial Inc.	6,280	312,995
Brown & Brown Inc.	4,420	234,879
Cincinnati Financial Corp.	3,300	384,846
CNA Financial Corp.	540	24,565
[a,b] Credit Acceptance Corp.	200	90,822
Discover Financial Services	3,700	437,673
Erie Indemnity Co., A	380	73,473
Evercore Inc.	740	104,170
FactSet Research Systems Inc.	720	241,639
First American Financial Corp.	1,840	114,724
Globe Life Inc.	1,740	165,735
Hanover Insurance Group Inc.	340	46,118
Janus Henderson Group PLC	1,420	55,110
MarketAxess Holdings Inc.	620	287,426
Mercury General Corp.	500	32,475
MSCI Inc.	928	494,698
Nasdaq Inc.	2,140	376,212
PacWest Bancorp	1,760	72,442
Prosperity Bancshares Inc.	1,500	107,700
Santander Consumer USA Holdings Inc.	1,340	48,669
SEI Investments Co.	2,560	158,643
Synchrony Financial	9,160	444,443
		4,426,656
Health Care 11.2%
[b] ABIOMED Inc.	660	205,993
[b] Acadia Healthcare Co. Inc.	1,640	102,910
[b] Amedisys Inc.	520	127,364
Bio-Techne Corp.	531	239,088
Cardinal Health Inc.	4,040	230,644
Cerner Corp.	5,160	403,306
Chemed Corp.	240	113,880
Encompass Health Corp.	2,080	162,302
[b] Hologic Inc.	1,960	130,771
[b] IDEXX Laboratories Inc.	780	492,609
[b] Incyte Corp.	1,540	129,560
[b] Jazz Pharmaceuticals PLC	460	81,714
[b] Masimo Corp.	860	208,507
[b] Mettler-Toledo International Inc.	340	471,016
[b] Molina Healthcare Inc.	1,000	253,060
[b] Neurocrine Biosciences Inc.	740	72,017
[b] Quidel Corp.	600	76,872
ResMed Inc.	2,020	497,970
Royalty Pharma PLC	3,240	132,808
[b] United Therapeutics Corp.	640	114,822
Universal Health Services Inc., B	1,500	219,645
[b] Waters Corp.	1,320	456,205
		4,923,063
Industrials 20.7%
A O Smith Corp.	1,600	115,296
Allegion PLC	1,840	256,312
Allison Transmission Holdings Inc.	2,000	79,480
BWX Technologies Inc.	1,600	92,992

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

C.H. Robinson Worldwide Inc.	2,600	243,542
Carrier Global Corp.	9,460	459,756
Cintas Corp.	1,220	466,040
Cummins Inc.	1,680	409,601
Curtiss-Wright Corp.	575	68,287
Donaldson Co. Inc.	2,360	149,931
Dover Corp.	2,420	364,452
Expeditors International of Washington Inc.	3,440	435,504
Fastenal Co.	8,180	425,360
Fortune Brands Home & Security Inc.	1,080	107,579
Graco Inc.	3,460	261,922
Hubbell Inc., B	880	164,419
IHS Markit Ltd.	2,940	331,220
Landstar System Inc.	700	110,614
Lennox International Inc.	620	217,496
Lincoln Electric Holdings Inc.	1,040	136,978
ManpowerGroup Inc.	1,040	123,666
MSA Safety Inc.	560	92,725
MSC Industrial Direct Co. Inc., A	920	82,552
Nordson Corp.	1,020	223,900
Old Dominion Freight Line Inc.	1,640	416,232
Otis Worldwide Corp.	5,540	453,006
Robert Half International Inc.	2,500	222,425
Rockwell Automation Inc.	1,640	469,073
Rollins Inc.	5,060	173,052
Ryder System Inc.	420	31,219
Schneider National Inc., B	1,100	23,947
Snap-on Inc.	1,100	245,773
Toro Co.	1,980	217,562
Trane Technologies PLC	2,340	430,888
W.W. Grainger Inc.	920	402,960
Watsco Inc.	760	217,846
Xylem Inc.	3,140	376,674
		9,100,281
Information Technology 18.5%
[b] Akamai Technologies Inc.	1,420	165,572
Amdocs Ltd.	2,320	179,475
[b] Arista Networks Inc.	1,000	362,310
[b] Aspen Technology Inc.	1,300	178,802
Bentley Systems Inc., B	1,080	69,962
Booz Allen Hamilton Holding Corp.	3,320	282,798
CDW Corp.	2,620	457,583
Citrix Systems Inc.	2,540	297,866
Dolby Laboratories Inc., A	800	78,632
[b] F5 Networks Inc.	1,280	238,925
[b] Fair Isaac Corp.	560	281,501
[a,b] Fortinet Inc.	1,980	471,616
Hewlett Packard Enterprise Co.	10,920	159,214
HP Inc.	14,840	448,020
Juniper Networks Inc.	5,600	153,160
[b] Manhattan Associates Inc.	1,200	173,808
Maxim Integrated Products Inc.	3,120	328,723
Monolithic Power Systems	720	268,884
Motorola Solutions Inc.	1,340	290,579
National Instruments Corp.	2,480	104,854
NetApp Inc.	5,160	422,191
NortonLifeLock Inc.	4,240	115,413
Paychex Inc.	4,300	461,390
[b] Paycom Software Inc.	700	254,429
[b] Synopsys Inc.	1,700	468,843
Teradyne Inc.	2,020	270,599
Ubiquiti Inc.	140	43,707
[b] VeriSign Inc.	1,660	377,965
Vontier Corp.	2,020	65,812

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Western Union Co.	8,020	184,219
Xerox Holdings Corp.	1,180	27,718
Xilinx Inc.	3,240	468,634
		8,153,204
Materials 3.2%
AptarGroup Inc.	780	109,855
Ardagh Group SA	140	3,433
Avery Dennison Corp.	1,700	357,408
Element Solutions Inc.	2,000	46,760
International Paper Co.	3,100	190,061
Louisiana-Pacific Corp.	980	59,084
NewMarket Corp.	100	32,198
Reliance Steel & Aluminum Co.	1,020	153,918
RPM International Inc.	2,220	196,870
Sonoco Products Co.	1,660	111,054
The Scotts Miracle-Gro Co., A	700	134,344
		1,394,985
Real Estate 6.8%
AvalonBay Communities Inc.	2,100	438,249
Camden Property Trust	1,560	206,965
Coresite Realty Corp.	780	104,988
CubeSmart	3,160	146,371
Duke Realty Corp.	5,380	254,743
Extra Space Storage Inc.	1,200	196,584
First Industrial Realty Trust Inc.	1,840	96,103
Healthcare Trust of America Inc., A	1,680	44,856
[a] Highwoods Properties Inc.	1,820	82,209
[b] Host Hotels & Resorts Inc.	14,000	239,260
Kimco Realty Corp.	3,240	67,554
Life Storage Inc.	680	72,998
National Retail Properties Inc.	3,460	162,205
Realty Income Corp.	6,060	404,445
STORE Capital Corp.	3,460	119,405
Ventas Inc.	6,380	364,298
		3,001,233
Utilities 4.1%
Ameren Corp.	4,320	345,773
American Water Works Co. Inc.	2,640	406,903
Consolidated Edison Inc.	5,500	394,460
FirstEnergy Corp.	6,620	246,330
National Fuel Gas Co.	700	36,575
PPL Corp.	13,700	383,189
		1,813,230
Total Investments before Short Term Investments (Cost $34,762,769)		43,973,205
Short Term Investments (Cost $212,810) 0.5%
Investments from Cash Collateral Received for Loaned Securities 0.5%
Money Market Funds 0.5%
[c,d] Institutional Fiduciary Trust Portfolio 0.01%	212,810	212,810

Total Short Term Investments (Cost $212,810)		212,810

Total Investments (Cost $34,975,579) 100.4%		44,186,015

Other Assets, less Liabilities (0.4)%		(158,883)
Net Assets 100.0%		$44,027,132
[a]A portion or all of the security is on loan at June 30, 2021.
[b]Non-income producing.
[c]See Note 5 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin LibertyQ U.S. Small Cap Equity ETF	Shares	Value
Common Stocks 99.9%
Communication Services 3.8%
[a,b] AMC Networks Inc., A	730	$48,764
[a] CarGurus Inc.	2,250	59,018
Cogent Communications Holdings Inc.	1,130	86,886
Entravision Communications Corp., A	1,140	7,615
[a] EverQuote Inc., A	220	7,190
[a] Gannett Co. Inc.	1,860	10,211
[a] IDT Corp., B	400	14,784
John Wiley & Sons Inc., A	580	34,904
[a] Liberty Latin America Ltd.	3,553	50,097
[a] Liberty Latin America Ltd., A	1,090	15,107
[a,b] Media Alpha Inc.	320	13,472
[a] Meredith Corp.	1,050	45,612
Scholastic Corp.	710	26,902
[a] TechTarget Inc.	560	43,395
TEGNA Inc.	5,150	96,614
Telephone and Data Systems Inc.	1,370	31,044
[a] Thryv Holdings Inc.	80	2,862
[a] TrueCar Inc.	2,980	16,837
[a] United States Cellular Corp.	200	7,262
[a] WideOpenWest Inc.	1,320	27,337
[a] Yelp Inc.	1,980	79,121
		725,034
Consumer Discretionary 23.8%
[a,b] 1-800-FLOWERS.Com Inc.	800	25,496
[a] Abercrombie & Fitch Co., A	1,930	89,610
[a] Academy Sports & Outdoors Inc.	730	30,105
Acushnet Holdings Corp.	990	48,906
[a] America's Car-Mart Inc.	170	24,092
American Eagle Outfitters Inc.	4,030	151,246
[a] American Public Education Inc.	460	13,036
[a] Asbury Automotive Group Inc.	560	95,967
Bassett Furniture Industries Inc.	120	2,922
Big 5 Sporting Goods Corp.	300	7,704
Big Lots Inc.	1,310	86,473
[a,b] Bloomin' Brands Inc.	2,480	67,307
[b] Buckle Inc.	960	47,760
[a] Carparts.com Inc.	740	15,066
[a] Citi Trends Inc.	320	27,840
Core-Mark Holding Co. Inc.	1,150	51,762
Cracker Barrel Old Country Store Inc.	730	108,376
[a] Crocs Inc.	1,770	206,240
Del Taco Restaurants Inc.	770	7,708
Dillard's Inc., A	200	36,176
[a] Dorman Products Inc.	650	67,386
[a,b] Duluth Holdings Inc.	341	7,042
Escalade Inc.	260	5,967
Ethan Allen Interiors Inc.	790	21,804
[a] Fiesta Restaurant Group Inc.	520	6,984
Franchise Group Inc.	320	11,286
[a] Funko Inc., A	330	7,022
[a] Genesco Inc.	390	24,835
[a,b] Green Brick Partners Inc.	480	10,915
Group 1 Automotive Inc.	460	71,038
Hamilton Beach Brands Holding Co., A	209	4,655
Haverty Furniture Cos. Inc.	590	25,228
[a,b] Helen of Troy Ltd.	620	141,434
[a] Hibbett Sports Inc.	470	42,126
Hooker Furniture Corp.	297	10,288

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Installed Building Products Inc.	490	59,956
[a,b] iRobot Corp.	710	66,307
JOANN Inc.	160	2,520
Johnson Outdoors Inc., A	154	18,634
[a,b] Kirkland's Inc.	160	3,661
Kontoor Brands Inc.	1,480	83,487
La-Z-Boy Inc.	1,210	44,818
[a] Lazydays Holdings Inc.	90	1,980
LCI Industries	600	78,852
[a] LGI Homes Inc.	510	82,589
Lifetime Brands Inc.	363	5,434
[a] Liquidity Services Inc.	540	13,743
[a,b] Lumber Liquidators Holdings Inc.	530	11,183
[a] Macy's Inc.	6,550	124,188
[a] Malibu Boats Inc., A	410	30,065
Marine Products Corp.	231	3,567
[a] MarineMax Inc.	420	20,471
Monro Inc.	790	50,173
Movado Group Inc.	510	16,050
[a] MSG Networks Inc., A	680	9,914
Murphy USA Inc.	640	85,357
Nathan's Famous Inc.	30	2,140
[a,b] National Vision Holdings Inc.	1,790	91,523
[a,b] Nautilus Inc.	640	10,784
OneWater Marine Inc., A	230	9,667
Oxford Industries Inc.	500	49,420
Papa John's International Inc.	740	77,286
[a] Perdoceo Education Corp.	1,930	23,681
[b] PetMed Express Inc.	570	18,155
[a] Purple Innovation Inc.	580	15,318
Rent-A-Center Inc.	1,880	99,772
[a] Revolve Group Inc.	460	31,694
Rocky Brands Inc.	198	11,009
[a] Sally Beauty Holdings Inc.	3,220	71,065
Shoe Carnival Inc.	260	18,613
Shutterstock Inc.	660	64,792
[a] Signet Jewelers Ltd.	1,370	110,682
[a] Sleep Number Corp.	710	78,065
Smith & Wesson Brands Inc.	1,020	35,394
Sonic Automotive Inc.	670	29,976
[a] Sonos Inc.	2,500	88,075
[a] Sportsman's Warehouse Holdings Inc.	1,440	25,589
[a,b] Stamps.com Inc.	440	88,128
Standard Motor Products Inc.	580	25,143
Steven Madden Ltd.	2,140	93,646
[a] Stitch Fix Inc., A	1,660	100,098
Strategic Education Inc.	622	47,309
[a] Stride Inc.	960	30,845
Sturm Ruger & Co. Inc.	490	44,090
Superior Group of Cos. Inc.	319	7,627
Texas Roadhouse Inc., A	1,880	180,856
[a] The Cheesecake Factory Inc.	1,340	72,601
[a] The Container Store Group Inc.	760	9,910
[a] The Lovesac Co.	250	19,948
[a,b] The ODP Corp.	1,340	64,333
Tilly's Inc., A	630	10,067
[a,b] Tupperware Brands Corp.	1,530	36,338
[a] Turtle Beach Corp.	300	9,576
[a] Vera Bradley Inc.	605	7,496
[a] Vista Outdoor Inc.	1,120	51,834
[b] Wingstop Inc.	760	119,799
Winmark Corp.	88	16,903
Wolverine World Wide Inc.	2,010	67,616
[a] XPEL Inc.	430	36,064

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] Zumiez Inc.	520	25,475
		4,543,153
Consumer Staples 5.9%
B&G Foods Inc., A	1,530	50,184
[a] BellRing Brands Inc., A	836	26,200
[a] BJ's Wholesale Club Holdings Inc.	1,610	76,604
[a] Celsius Holdings Inc.	740	56,307
[a] Central Garden & Pet Co.	270	14,291
[a] Central Garden & Pet Co., A	1,110	53,613
Coca-Cola Consolidated Inc.	132	53,081
Ingles Markets Inc., A	460	26,804
Inter Parfums Inc.	490	35,280
John B. Sanfilippo & Son Inc.	240	21,257
Lancaster Colony Corp.	510	98,690
Medifast Inc.	370	104,703
[b] National Beverage Corp.	680	32,116
Natural Grocers by Vitamin Cottage Inc.	275	2,954
Natures Sunshine Products Inc.	230	3,995
Nu Skin Enterprises Inc., A	750	42,487
Oil-Dri Corp. of America	110	3,760
PriceSmart Inc.	640	58,246
SpartanNash Co.	1,100	21,241
[a] Sprouts Farmers Market Inc.	1,580	39,263
[b] Tootsie Roll Industries Inc.	390	13,225
[a] United Natural Foods Inc.	680	25,146
Universal Corp.	680	38,740
[a] USANA Health Sciences Inc.	300	30,729
Vector Group Ltd.	3,890	55,005
Village Super Market Inc., A	270	6,348
[a] Vital Farms Inc.	320	6,387
[b] WD-40 Co.	440	112,768
Weis Markets Inc.	420	21,697
		1,131,121
Energy 0.4%
[a] CONSOL Energy Inc.	850	15,700
[b] DHT Holdings Inc.	2,650	17,198
Equitrans Midstream Corp.	4,810	40,933
		73,831
Financials 8.4%
[b] 1st Source Corp.	370	17,190
A-Mark Precious Metals Inc.	140	6,510
Allegiance Bancshares Inc.	220	8,457
American National Group Inc.	110	16,341
Arrow Financial Corp.	374	13,445
Associated Banc-Corp	1,820	37,274
Banco Latinoamericano de Comercio Exterior SA	720	11,066
BanCorpSouth Bank	2,130	60,343
Blackstone Mortgage Trust Inc., A	1,600	51,024
Brookline Bancorp Inc.	900	13,455
Central Pacific Financial Corp.	600	15,636
Citizens & Northern Corp.	330	8,085
City Holding Co.	180	13,543
Community Trust Bancorp Inc.	340	13,729
Diamond Hill Investment Group Inc.	60	10,039
Donegal Group Inc.	341	4,968
[a] Donnelley Financial Solutions Inc.	540	17,820
[a] Enova International Inc.	430	14,710
Enterprise Bancorp Inc.	176	5,764
Essent Group Ltd.	2,700	121,365
[a] EZCORP Inc., A	1,340	8,080
Farmers National Banc Corp.	310	4,808
Federated Hermes Inc., B	2,550	86,471

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Financial Institutions Inc.	380	11,400
First Bancorp Inc.	210	6,185
First Community Bankshares Inc.	200	5,970
First Merchants Corp.	630	26,252
First of Long Island Corp.	270	5,732
[a] Genworth Financial Inc., A	13,700	53,430
German American Bancorp Inc.	520	19,344
Guaranty Bancshares Inc.	100	3,407
Hanmi Financial Corp.	638	12,160
Heritage Financial Corp.	880	22,018
Heritage Insurance Holdings Inc.	350	3,003
Hope Bancorp Inc.	2,120	30,062
Houlihan Lokey Inc.	1,170	95,694
Invesco Mortgage Capital Inc.	3,170	12,363
Investors Title Co.	20	3,493
Kinsale Capital Group Inc.	460	75,794
Lakeland Bancorp Inc.	590	10,313
Meridian Bancorp Inc.	610	12,481
MFA Financial Inc.	7,770	35,664
National Western Life Group Inc., A	80	17,951
NBT Bancorp Inc.	960	34,531
Nelnet Inc., A	440	33,101
Northfield Bancorp Inc.	1,360	22,304
Northwest Bancshares Inc.	3,050	41,602
[a] Oportun Financial Corp.	385	7,712
Peoples Bancorp Inc.	460	13,625
Premier Financial Bancorp Inc.	300	5,055
ProAssurance Corp.	1,180	26,845
Provident Financial Services Inc.	1,690	38,684
Pzena Investment Management Inc., A	440	4,844
RLI Corp.	740	77,397
Safety Insurance Group Inc.	180	14,090
[a] Selectquote Inc.	1,520	29,275
Southern Missouri Bancorp Inc.	198	8,902
StepStone Group Inc.	560	19,264
Stewart Information Services Corp.	610	34,581
The Hingham Institution for Savings	22	6,391
Tompkins Financial Corp.	400	31,024
TPG RE Finance Trust Inc.	780	10,491
TrustCo Bank Corp.	520	17,878
UMB Financial Corp.	510	47,461
United Insurance Holdings Corp.	297	1,693
West Bancorp Inc.	440	12,210
Westamerica BanCorp	590	34,238
[a] World Acceptance Corp.	60	9,614
		1,605,651
Health Care 10.8%
[a] AMN Healthcare Services Inc.	1,360	131,893
[a] Apria Inc.	100	2,800
[a] AtriCure Inc.	1,110	88,056
Atrion Corp.	40	24,837
[a] Axogen Inc.	781	16,877
[a] Bioventus Inc., A	100	1,760
[a] Blueprint Medicines Corp.	1,010	88,840
[a] Brooklyn ImmunoTherapeutics Inc.	280	5,043
[a] Cardiovascular Systems Inc.	1,080	46,062
[a,b] Catalyst Pharmaceuticals Inc.	2,400	13,800
[a] Community Health Systems Inc.	3,030	46,783
Computer Programs and Systems Inc.	170	5,649
CONMED Corp.	700	96,201
[a] Corcept Therapeutics Inc.	2,810	61,820
[a] CorVel Corp.	210	28,203
[a] Cross Country Healthcare Inc.	913	15,074

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] Eagle Pharmaceuticals Inc.	275	11,770
[a] Emergent BioSolutions Inc.	960	60,470
[a] Enanta Pharmaceuticals Inc.	450	19,805
[a,b] Fulgent Genetics Inc.	290	26,747
[a] Hanger Inc.	1,100	27,808
[a] Inari Medical Inc.	430	40,110
[a] InfuSystem Holdings Inc.	360	7,484
[a] Innoviva Inc.	1,250	16,763
[a] iRadimed Corp.	143	4,206
[a,b] Ironwood Pharmaceuticals Inc.	3,597	46,293
LeMaitre Vascular Inc.	470	28,679
[a] LHC Group Inc.	700	140,182
[b] Luminex Corp.	910	33,488
[a] Mednax Inc.	1,560	47,034
[a,b] Meridian Bioscience Inc.	1,170	25,951
[a,b] Merit Medical Systems Inc.	1,290	83,411
National Healthcare Corp.	380	26,562
National Research Corp., A	360	16,524
[a] Neogen Corp.	2,510	115,560
[a] NeuroPace Inc.	80	1,903
[a,b] Omeros Corp.	1,150	17,066
[a] Organogenesis Holdings Inc.	480	7,978
[a] Orthofix International N.V.	470	18,852
Owens & Minor Inc.	1,440	60,955
Patterson Cos. Inc.	2,160	65,642
Phibro Animal Health Corp.	630	18,194
[a] Prestige Consumer Healthcare Inc.	1,240	64,604
[a] Retractable Technologies Inc.	200	2,312
[a] Sharps Compliance Corp.	264	2,719
[a] SIGA Technologies Inc.	690	4,333
[b] Simulations Plus Inc.	360	19,768
[a] STAAR Surgical Co.	1,130	172,325
[a] Supernus Pharmaceuticals Inc.	1,310	40,335
[a] Surmodics Inc.	290	15,733
[a] Tactile Systems Technology Inc.	540	28,080
[a] The Joint Corp.	390	32,729
Utah Medical Products Inc.	80	6,803
[a] Viemed Healthcare Inc.	860	6,149
[a] Vocera Communications Inc.	810	32,279
[a,b] Zynex Inc.	240	3,727
		2,075,031
Industrials 18.2%
ABM Industries Inc.	1,640	72,734
Acco Brands Corp.	2,260	19,504
[a] Air Transport Services Group Inc.	1,166	27,086
Alamo Group Inc.	230	35,116
Allied Motion Technologies Inc.	300	10,359
Applied Industrial Technologies Inc.	1,060	96,524
[a,b] Atlas Air Worldwide Holdings Inc.	510	34,736
[a] Atlas Technical Consultants Inc.	170	1,646
[a] BlueLinx Holdings Inc.	110	5,531
Boise Cascade Co.	750	43,762
Brady Corp., A	1,470	82,379
[a] Casella Waste Systems Inc., A	1,060	67,236
[a] Cimpress PLC	420	45,532
Comfort Systems USA Inc.	650	51,213
CompX International Inc.	44	914
Costamare Inc.	1,144	13,511
[a] Covenant Logistics Group Inc.	363	7,507
CRA International Inc.	165	14,124
CSW Industrials Inc.	330	39,092
Deluxe Corp.	1,290	61,623
[a] DXP Enterprises Inc.	220	7,326

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] Energy Recovery Inc.	490	11,162
Ennis Inc.	690	14,849
Exponent Inc.	1,490	132,923
Federal Signal Corp.	730	29,368
Forward Air Corp.	750	67,312
[a,b] Franklin Covey Co.	270	8,735
Franklin Electric Co. Inc.	1,133	91,342
Global Industrial Co.	380	13,950
[a] GMS Inc.	950	45,733
GrafTech International Ltd.	1,940	22,543
Griffon Corp.	530	13,584
H&E Equipment Services Inc.	770	25,618
Healthcare Services Group Inc.	1,940	61,246
Heartland Express Inc.	1,320	22,612
Heidrick & Struggles International Inc.	660	29,403
[a] Heritage-Crystal Clean Inc.	490	14,543
[b] Herman Miller Inc.	1,590	74,953
Hillenbrand Inc.	1,690	74,495
HireQuest Inc.	60	1,111
HNI Corp.	1,300	57,161
Hyster-Yale Materials Handling Inc.	250	18,245
[a] IBEX Ltd.	66	1,288
ICF International Inc.	470	41,294
[a] IES Holdings Inc.	165	8,474
Insperity Inc.	930	84,044
Interface Inc.	1,350	20,655
John Bean Technologies Corp.	660	94,129
Kadant Inc.	280	49,305
[a] Karat Packaging Inc.	60	1,222
[a,b] Kelly Services Inc., A	900	21,573
Kforce Inc.	660	41,534
Kimball International Inc., B	1,090	14,334
Knoll Inc.	1,300	33,787
Korn Ferry	1,760	127,688
[a] Lawson Products Inc.	143	7,652
Luxfer Holdings PLC	520	11,570
Marten Transport Ltd.	1,353	22,311
Matson Inc.	500	32,000
Matthews International Corp., A	350	12,586
McGrath RentCorp	600	48,942
Miller Industries Inc.	280	11,043
Mueller Water Products Inc., A	1,810	26,100
National Presto Industries Inc.	130	13,215
NL Industries Inc.	110	715
[a] NV5 Global Inc.	150	14,177
Omega Flex Inc.	88	12,910
[a] P.A.M. Transportation Services Inc.	55	2,901
Preformed Line Products Co.	77	5,713
[a] Radiant Logistics Inc.	1,100	7,623
[a] RR Donnelley & Sons Co.	840	5,275
Rush Enterprises Inc., A	500	21,620
Rush Enterprises Inc., B	180	6,865
[a] SAIA Inc.	820	171,782
Simpson Manufacturing Co. Inc.	1,170	129,215
Standex International Corp.	300	28,473
Steelcase Inc., A	2,380	35,962
Tennant Co.	470	37,530
Tetra Tech Inc.	1,130	137,905
[a] Titan Machinery Inc.	230	7,116
[a] Transcat Inc.	180	10,172
Triton International Ltd.	1,160	60,714
[a] TrueBlue Inc.	400	11,244
[b] UFP Industries Inc.	1,386	103,035
UniFirst Corp.	350	82,124

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Universal Logistics Holdings Inc.	220	5,126
[a] US Xpress Enterprises Inc., A	649	5,581
[a] Vectrus Inc.	209	9,946
[a] Veritiv Corp.	280	17,198
[a] Vicor Corp.	470	49,698
Watts Water Technologies Inc., A	740	107,973
Werner Enterprises Inc.	2,030	90,376
		3,472,058
Information Technology 14.8%
[a] A10 Networks Inc.	1,700	19,142
ADTRAN Inc.	550	11,358
[a] Alarm.com Holdings Inc.	1,380	116,886
[a] Altair Engineering Inc.	1,100	75,867
American Software Inc., A	750	16,470
[a] Appfolio Inc.	420	59,304
[a] Aviat Networks Inc.	130	4,260
[a] Avid Technology Inc.	960	37,584
Badger Meter Inc.	790	77,515
[a,b] BigCommerce Holdings Inc., Series 1	540	35,057
[a] Blackbaud Inc.	590	45,176
[a] Brightcove Inc.	760	10,906
[a] Calix Inc.	1,160	55,100
[a] Cambium Networks Corp.	160	7,736
[a] CEVA Inc.	530	25,069
[a] ChannelAdvisor Corp.	750	18,383
[a] Clearfield Inc.	210	7,865
[a] CommVault Systems Inc.	1,130	88,332
[a,b] Corsair Gaming Inc.	370	12,317
CSG Systems International Inc.	900	42,462
[a] Daktronics Inc.	1,012	6,669
[a] eGain Corp.	450	5,166
[a] Envestnet Inc.	650	49,309
[a] ePlus Inc.	310	26,874
EVERTEC Inc.	1,400	61,110
[a] FARO Technologies Inc.	210	16,332
Hackett Group Inc.	670	12,073
[a,b] Insight Enterprises Inc.	870	87,009
[a] International Money Express Inc.	420	6,237
[a] Iteris Inc.	880	5,852
[a] J2 Global Inc.	1,230	169,186
Kulicke & Soffa Industries Inc.	840	51,408
[a] Lattice Semiconductor Corp.	2,700	151,686
ManTech International Corp., A	710	61,443
MAXIMUS Inc.	1,510	132,835
Methode Electronics Inc.	930	45,765
[a,b] MicroStrategy Inc.	220	146,190
[a] Mimecast Ltd.	1,310	69,495
[a] Napco Security Technologies Inc.	341	12,402
[a] NETGEAR Inc.	340	13,029
[a] NetScout Systems Inc.	830	23,688
[a] Novanta Inc.	950	128,022
NVE Corp.	143	10,589
[a] ON24 Inc.	110	3,903
[a] OneSpan Inc.	420	10,727
[a] OSI Systems Inc.	380	38,623
[a] PagerDuty Inc.	910	38,748
[b] PC Connection Inc.	260	12,030
Power Integrations Inc.	1,380	113,243
Progress Software Corp.	1,160	53,650
QAD Inc., A	280	24,366
[a] Qualys Inc.	980	98,676
[a] Quantum Corp.	910	6,270
[a] Rimini Street Inc.	920	5,667

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] Smith Micro Software Inc.	900	4,698
[a] SPS Commerce Inc.	1,000	99,850
[a] Sykes Enterprises Inc.	910	48,867
TTEC Holdings Inc.	230	23,711
Vishay Intertechnology Inc.	2,960	66,748
[a,b] Workiva Inc.	670	74,591
Xperi Holding Corp.	2,134	47,460
		2,830,986
Materials 2.8%
Balchem Corp.	400	52,504
Commercial Metals Co.	1,360	41,779
Compass Minerals International Inc.	600	35,556
Greif Inc., A	710	42,991
[b] Greif Inc., B	176	10,384
Kronos Worldwide Inc.	400	5,728
Myers Industries Inc.	950	19,950
Olympic Steel Inc.	100	2,939
Quaker Chemical Corp.	300	71,157
[b] Schnitzer Steel Industries Inc., A	320	15,696
Schweitzer-Mauduit International Inc.	830	33,515
[b] Sensient Technologies Corp.	1,090	94,351
Stepan Co.	460	55,324
SunCoke Energy Inc.	930	6,640
Tredegar Corp.	300	4,131
Worthington Industries Inc.	630	38,543
		531,188
Professional Services 0.1%
Resources Connection Inc.	1,000	14,360
Real Estate 6.2%
American Assets Trust Inc.	1,110	41,392
American Finance Trust Inc.	1,330	11,278
Brandywine Realty Trust	2,050	28,106
Broadstone Net Lease Inc.	2,340	54,779
CareTrust REIT Inc.	1,110	25,785
Community Healthcare Trust Inc.	270	12,814
[a] CoreCivic Inc.	3,000	31,410
Corporate Office Properties Trust	1,340	37,507
Franklin Street Properties Corp.	2,794	14,696
GEO Group Inc.	1,490	10,609
Gladstone Commercial Corp.	420	9,475
Healthcare Realty Trust Inc.	2,880	86,976
Kite Realty Group Trust	1,683	37,043
Lexington Realty Trust	7,330	87,593
[a] Marcus & Millichap Inc.	470	18,269
Monmouth Real Estate Investment Corp., A	2,409	45,096
National Storage Affiliates Trust	880	44,493
Physicians Realty Trust	2,740	50,608
Piedmont Office Realty Trust Inc., A	2,860	52,824
PotlatchDeltic Corp.	790	41,989
Preferred Apartment Communities Inc., A	1,280	12,480
PS Business Parks Inc.	540	79,963
[b] QTS Realty Trust Inc., A	1,680	129,864
RE/MAX Holdings Inc., A	550	18,332
Retail Properties of America Inc., A	4,350	49,808
Retail Value Inc.	200	4,350
[b] Tanger Factory Outlet Centers Inc.	2,450	46,183
Terreno Realty Corp.	800	51,616
The RMR Group Inc., A	330	12,751
Washington Real Estate Investment Trust	1,020	23,460

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

Whitestone REIT	1,023	8,440
		1,179,989
Utilities 4.7%
American States Water Co.	1,010	80,355
Artesian Resources Corp., A	209	7,685
Avista Corp.	1,900	81,073
[b] Black Hills Corp.	1,570	103,039
California Water Service Group	1,370	76,090
Clearway Energy Inc., A	820	20,680
[b] Clearway Energy Inc., C	1,820	48,194
Global Water Resources Inc.	308	5,261
MGE Energy Inc.	960	71,462
Northwest Natural Holding Co.	360	18,907
NorthWestern Corp.	1,210	72,866
Otter Tail Corp.	470	22,941
PNM Resources Inc.	2,178	106,221
SJW Group	650	41,145
Southwest Gas Holdings Inc.	1,500	99,285
[b] Spark Energy Inc., A	363	4,113
Unitil Corp.	370	19,599
York Water Co.	340	15,402
		894,318
Total Investments before Short Term Investments (Cost $16,369,105)		19,076,720
Short Term Investments 7.0%
Investments from Cash Collateral Received for Loaned Securities 7.0%
Money Market Funds 7.0%
[c,d] Institutional Fiduciary Trust Portfolio, 0.01%	1,330,464	1,330,464
Total Short Term Investments (Cost $1,330,464)		1,330,464
Total Investments (Cost $17,699,569) 106.9%		20,407,184

Other Assets, less Liabilities (6.9)%		(1,314,464)
Net Assets 100.0%		$19,092,720

aNon-income producing.
bA portion or all of the security is on loan at June 30, 2021.
cThe rate shown is the annualized seven-day effective yield at period end.
dSee Note 5 regarding investments in affiliated management investment companies.

Abbreviations

Selected Portfolio

REIT - Real Estate Investment Trust
RMR - Residential Mortgage Revenue

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin Disruptive Commerce ETF	Country	Shares	Value
Common Stocks 98.1%
Consumer Finance 0.6%
Kaspi.KZ JSC, GDR	Kazakhstan	2,288	$242,528
Diversified Consumer Services 0.9%
[a] Chegg Inc.	United States	4,398	365,518
Entertainment 10.5%
Activision Blizzard Inc.	United States	7,295	696,235
[a] Bilibili Inc., ADR	China	3,214	391,594
Nintendo Co. Ltd.	Japan	304	176,993
[a] Sea Ltd., ADR	Taiwan	8,724	2,395,610
[a] Spotify Technology SA	United States	761	209,724
[a] Zynga Inc.	United States	33,284	353,809
			4,223,965
Equity Real Estate Investment Trusts (REITs) 0.6%
Prologis Inc.	United States	2,010	240,255
Health Care Technology 0.5%
[a] Teladoc Inc.	United States	1,168	194,227
Hotels, Restaurants & Leisure 2.6%
[a] Airbnb Inc.	United States	2,411	369,220
[a] Booking Holdings Inc.	United States	318	695,813
			1,065,033
Interactive Media & Services 7.8%
[a] Facebook Inc., A	United States	2,155	749,315
[a] Match Group Inc.	United States	2,566	413,768
Tencent Holdings Ltd.	China	10,561	794,198
[a] Zillow Group Inc., C	United States	6,086	743,831
[a] ZoomInfo Technologies Inc., A	United States	8,470	441,880
			3,142,992
Internet & Direct Marketing Retail 29.4%
[a] Alibaba Group Holding Ltd., ADR	China	1,717	389,381
[a] Amazon.com Inc.	United States	608	2,091,617
[a] Chewy Inc., A	United States	4,681	373,123
[a,b] Delivery Hero SE, 144A	Germany	2,007	265,143
[a] DoorDash Inc., A	United States	2,413	430,310
[a] Etsy Inc.	United States	1,043	214,691
[a] Farfetch Ltd., A	United Kingdom	3,458	174,145
[a] Fiverr International Ltd.	Israel	7,775	1,885,360
[a,b] JD Health International Inc., 144A	China	18,842	270,043
[a] JD.com Inc., ADR	China	9,376	748,299
[a,b] Meituan Dianping, B, 144A	China	19,782	816,157
[a] MercadoLibre Inc.	Argentina	1,095	1,705,780
[a] Ocado Group PLC	United Kingdom	9,376	259,438
[a] Overstock.com Inc.	United States	2,431	224,138
[a] Ozon Holdings PLC, ADR	Cyprus	4,077	238,994
[a] Pinduoduo Inc., ADR	China	4,060	515,701
[a] RealReal Inc.	United States	7,825	154,622
[a] Revolve Group Inc.	United States	3,765	259,409
[a] Wayfair Inc., A	United States	683	215,630
[a,b] Zalando SE, 144A	Germany	1,790	216,416
[a] zooplus AG	Germany	642	208,000
Zozo Inc.	Japan	6,300	214,276
			11,870,673
IT Services 22.1%
[a] Adyen NV, ADR	Netherlands	20,701	1,017,247
[a] Afterpay Ltd.	Australia	5,056	448,549
[a] Pagseguro Digital Ltd., A	Brazil	2,701	151,040
[a] PayPal Holdings Inc.	United States	5,355	1,560,875
[a] Shopify Inc., A	Canada	1,649	2,409,156

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] Square Inc., A	United States	5,820	1,418,916
[a] StoneCo Ltd., A	Brazil	2,875	192,798
[a] Twilio Inc., A	United States	1,740	685,838
Visa Inc., A	United States	1,745	408,016
[a] Wix.com Ltd.	Israel	2,111	612,781
			8,905,216
Leisure Products 0.6%
[a] Peloton Interactive Inc., A	United States	1,762	218,523
Multiline Retail 0.4%
Magazine Luiza SA	Brazil	39,441	166,242
Professional Services 0.9%
[a] CoStar Group Inc.	United States	4,440	367,721
Real Estate Management & Development 1.6%
[a] KE Holdings Inc., ADR	China	6,549	312,256
[a] Redfin Corp.	United States	5,433	344,507
			656,763
Road & Rail 2.7%
[a] Lyft Inc., A	United States	3,225	195,048
[a] Uber Technologies Inc.	United States	17,951	899,704
			1,094,752
Software 13.7%
[a] Avalara Inc.	United States	6,082	984,068
[a] Coupa Software Inc.	United States	736	192,913
[a] Crowdstrike Holdings Inc., A	United States	2,805	704,924
[a] DocuSign Inc.	United States	4,966	1,388,345
[a] Lightspeed POS Inc.	Canada	5,709	478,324
[a] Manhattan Associates Inc.	United States	1,585	229,571
[a] Olo Inc., A	United States	8,740	326,789
[a] ROBLOX Corp., A	United States	9,598	863,628
[a] Zendesk Inc.	United States	2,521	363,881
			5,532,443
Specialty Retail 3.2%
[a] Carvana Co.	United States	4,300	1,297,826
Total Investments (Cost $30,646,892) 98.1%			39,584,677
Other Assets, less Liabilities 1.9%			751,708
Net Assets 100.0%			$40,336,385

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $1,567,759, representing 3.9% of net assets.

Abbreviations

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin Genomic Advancements ETF	Country	Shares	Value
Common Stocks 99.3%
Biotechnology 37.8%
[a] Beam Therapeutics Inc.	United States	2,347	$302,082
[a] BioNTech SE, ADR	Germany	3,446	771,491
[a] CRISPR Therapeutics AG	Switzerland	2,089	338,188
[a] Editas Medicine Inc.	United States	2,277	128,969
[a] Exact Sciences Corp.	United States	1,846	229,476
[a] Fate Therapeutics Inc.	United States	3,437	298,297
[a] Intellia Therapeutics Inc.	United States	12,951	2,096,896
[a] Invitae Corp.	United States	4,867	164,164
[a] Ligand Pharmaceuticals Inc.	United States	525	68,875
[a] Moderna Inc.	United States	3,628	852,508
[a] Natera Inc.	United States	6,958	789,942
[a] PTC Therapeutics Inc.	United States	1,199	50,682
[a] Rocket Pharmaceuticals Inc.	United States	5,068	224,462
[a] Sana Biotechnology Inc.	United States	6,941	136,460
[a] Taysha Gene Therapies Inc.	United States	5,077	107,632
[a] Twist Bioscience Corp.	United States	1,057	140,845
[a] Ultragenyx Pharmaceutical Inc.	United States	778	74,182

[a] Veracyte Inc.	United States	1,717	68,646
			6,843,797
Chemicals 0.8%
Corteva Inc.	United States	3,343	148,262
Health Care Equipment & Supplies 2.2%
Biomerieux	France	609	70,777
[a] CryoPort Inc.	United States	5,160	325,596
			396,373
Health Care Providers & Services 2.2%
[a] Guardant Health Inc.	United States	3,231	401,258
Health Care Technology 4.5%
[a] American Well Corp.	United States	4,305	54,157
[a] Certara Inc.	United States	4,888	138,477
[a] Teladoc Inc.	United States	484	80,484
[a] Veeva Systems Inc.	United States	1,771	550,693
			823,811
Life Sciences Tools & Services 47.2%
[a] 10X Genomics Inc., A	United States	2,578	504,824
Agilent Technologies Inc.	United States	2,444	361,248
[a] Berkeley Lights Inc.	United States	1,584	70,979
[a] Bio-Rad Laboratories Inc., A	United States	261	168,160
Bio-Techne Corp.	United States	364	163,895
Bruker Corp.	United States	3,767	286,217
[a] Charles River Laboratories International Inc.	United States	1,247	461,290
[a] Evotec SE	Germany	7,498	339,937
[a] ICON PLC	Ireland	466	96,327
[a] Illumina Inc.	United States	1,818	860,296
[a] IQVIA Holdings Inc.	United States	681	165,020
Lonza Group AG	Switzerland	788	559,064
[a] Maravai LifeSciences Holdings Inc., A	United States	4,578	191,040
[a] Medpace Holdings Inc.	United States	1,361	240,393
[a] NanoString Technologies Inc.	United States	3,246	210,308
[a] NeoGenomics Inc.	United States	4,666	210,763
[a] Pacific Biosciences of California Inc.	United States	12,315	430,655
PerkinElmer Inc.	United States	1,079	166,608
[a] PPD Inc.	United States	4,032	185,835
[a] PRA Health Sciences Inc.	United States	1,596	263,675
[a] QIAGEN NV	Netherlands	2,380	115,144
[a] Repligen Corp.	United States	3,774	753,366

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

[a] Seer Inc.	United States	1,226	40,188
Thermo Fisher Scientific Inc.	United States	868	437,880
[a,b] WuXi Biologics (Cayman) Inc., 144A	China	68,717	1,259,158
			8,542,270
Pharmaceuticals 2.6%
[a] Catalent Inc.	United States	4,347	469,997
Semiconductors & Semiconductor Equipment 2.0%
Brooks Automation Inc.	United States	1,359	129,485
NVIDIA Corp.	United States	298	238,430
			367,915
Total Investments (Cost $12,374,065) 99.3%			17,993,683
Other Assets, less Liabilities 0.7%			118,723
Net Assets 100.0%			$18,112,406

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the value of this security was $1,259,158, representing
7.0% of net assets.

Abbreviations

Selected Portfolio

ADR - American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin Intelligent Machines ETF	Country	Shares	Value
Common Stocks 100.4%
Aerospace & Defense 5.2%
[a] Aerovironment Inc.	United States	955	$95,643
[a] Axon Enterprise Inc.	United States	2,335	412,828
[a] Kratos Defence & Security Solutions Inc.	United States	3,856	109,858
			618,329
Air Freight & Logistics 0.5%
ZTO Express Cayman Inc., ADR	China	1,856	56,330
Auto Components 1.1%
[a] Aptiv PLC	United States	821	129,168
Automobiles 7.9%
[a] NIO Inc., ADR	China	1,192	63,414
[a] Tesla Inc.	United States	1,303	885,649
			949,063
Chemicals 1.2%
[a,b] SK IE Technology Co. Ltd., 144A	South Korea	868	141,050
Construction & Engineering 0.9%
Valmont Industries Inc.	United States	447	105,514
Electrical Equipment 1.8%
Eaton Corp. PLC	United States	410	60,754
Rockwell Automation Inc.	United States	350	100,107
[a] Sensata Technologies Holding PLC	United States	925	53,622
			214,483
Electronic Equipment, Instruments & Components 9.0%
Amphenol Corp., A	United States	3,050	208,650
Cognex Corp.	United States	666	55,977
Keyence Corp.	Japan	355	179,339
[a] Keysight Technologies Inc.	United States	831	128,315
TE Connectivity Ltd.	United States	856	115,740
[a] Zebra Technologies Corp., A	United States	730	386,528
			1,074,549
Health Care Equipment & Supplies 17.6%
[a] Align Technology Inc.	United States	200	122,200
[a] DexCom Inc.	United States	302	128,954
[a] IDEXX Laboratories Inc.	United States	336	212,201
[a] Insulet Corp.	United States	691	189,686
[a] Intuitive Surgical Inc.	United States	757	696,168
[a] Masimo Corp.	United States	591	143,288
[a] Nevro Corp.	United States	585	96,987
[a] Novocure Ltd.	United States	1,636	362,898
ResMed Inc.	United States	268	66,067
Stryker Corp.	United States	315	81,815
			2,100,264
Health Care Technology 1.2%
[a] Inspire Medical Systems Inc.	United States	776	149,970
Industrial Conglomerates 0.9%
Roper Technologies Inc.	United States	236	110,967
IT Services 1.5%
[a] Endava PLC, ADR	United Kingdom	535	60,658
[a] EPAM Systems Inc.	United States	116	59,271
[a] Globant SA	United States	265	58,083
			178,012
Machinery 2.0%
Fortive Corp.	United States	440	30,686
Harmonic Drive Systems Inc.	Japan	600	33,084
[a] Proto Labs Inc.	United States	1,395	128,061

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

YASKAWA Electric Corp.	Japan	1,000	48,923
			240,754
Semiconductors & Semiconductor Equipment 22.5%
Applied Materials Inc.	United States	1,041	148,238
ASM International N.V.	Netherlands	362	118,915
ASML Holding N.V.	Netherlands	492	339,893
Brooks Automation Inc.	United States	1,785	170,075
Entegris Inc.	United States	2,201	270,657
Infineon Technologies AG	Germany	3,291	131,993
KLA Corp.	United States	421	136,492
Lam Research Corp.	United States	210	136,647
MKS Instruments Inc.	United States	301	53,563
NVIDIA Corp.	United States	666	532,867
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	Taiwan	3,225	387,516
Teradyne Inc.	United States	1,933	258,945
			2,685,801
Software 21.0%
[a] Altair Engineering Inc.	United States	3,586	247,326
[a] ANSYS Inc.	United States	850	295,001
[a] Aspen Technology Inc.	United States	295	40,574
[a] Atlassian Corp. PLC	United States	386	99,148
[a] Autodesk Inc.	United States	1,310	382,389
Bentley Systems Inc., B	United States	1,260	81,623
[a] Cadence Design Systems Inc.	United States	1,635	223,701
[a] Cerence Inc.	United States	2,320	247,567
Dassault Systemes	France	791	191,831
[a] PTC Inc.	United States	1,676	236,752
[a] Synopsys Inc.	United States	955	263,379
[a] The Descartes Systems Group Inc.	Canada	2,985	206,658

			2,515,949
Technology Hardware, Storage & Peripherals 6.1%
Apple Inc.	United States	5,020	687,539
[a] Stratasys Ltd.	United States	1,790	46,290
			733,829
Total Investments (Cost $10,180,871) 100.4%			12,004,032
Other Assets, less Liabilities (0.4)%			(47,304)
Net Assets 100.0%			$11,956,728

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the value of this security was $141,050, representing
1.2% of net assets.

Abbreviations

Selected Portfolio

ADR - American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

FRANKLIN EXPONENTIAL DATA ETF	Country	Shares	Value
Common Stocks 98.9%
Capital Markets 4.4%
FactSet Research Systems Inc.	United States	111	$37,253
Moody's Corp.	United States	132	47,833
MSCI Inc.	United States	84	44,779
S&P Global Inc.	United States	117	48,022
			177,887
Communications Equipment 1.1%
[a] Arista Networks Inc.	United States	129	46,738
Consumer Finance 0.8%
[a] Upstart Holdings Inc.	United States	274	34,223
Electronic Equipment, Instruments & Components 1.9%
[a] Keysight Technologies Inc.	United States	508	78,440
Entertainment 2.4%
[a] Roku Inc.	United States	213	97,820
Equity Real Estate Investment Trusts (REITs) 5.4%
Crown Castle International Corp.	United States	229	44,678
Digital Realty Trust Inc.	United States	253	38,066
Equinix Inc.	United States	112	89,891
SBA Communications Corp.	United States	145	46,212
			218,847
Health Care Technology 1.9%
[a] Certara Inc.	United States	1,309	37,084
[a] Schrodinger Inc.	United States	520	39,317
			76,401
Interactive Media & Services 28.4%
[a] Alphabet Inc., A	United States	84	205,110
[a] Facebook Inc., A	United States	660	229,489
[a] Pinterest Inc. , A	United States	2,695	212,770
[a] Snap Inc., A	United States	3,184	216,958
Tencent Holdings Ltd.	China	1,214	91,294
[a] Twitter Inc.	United States	1,627	111,954
[a] ZoomInfo Technologies Inc., A	United States	1,768	92,237

			1,159,812
Internet & Direct Marketing Retail 0.4%
[a] PubMatic Inc., A	United States	378	14,768
IT Services 9.7%
[a] Gartner Inc.	United States	237	57,401
[a] GDS Holdings Ltd., ADR	China	399	31,318
[a] MongoDB Inc.	United States	186	67,243
[a] Okta Inc.	United States	39	9,543
[a] Snowflake Inc., A	United States	313	75,683
[a] Twilio Inc., A	United States	390	153,722
			394,910
Life Sciences Tools & Services 1.1%
[a] Illumina Inc.	United States	99	46,848
Professional Services 1.8%
[a] Dun & Bradstreet Holdings Inc.	United States	1,395	29,811
TransUnion	United States	378	41,508
			71,319
Software 37.7%
[a] Cloudflare Inc., A	United States	817	86,471
[a] Crowdstrike Holdings Inc., A	United States	561	140,985
[a] Datadog Inc., A	United States	1,303	135,616
[a] Digital Turbine Inc.	United States	594	45,162
[a] Dynatrace Inc.	United States	1,407	82,197

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2021 (unaudited) (continued)

	[a] Elastic NV		United States	237	34,545
	[a] Fair Isaac Corp.		United States	72	36,193
	[a] Five9 Inc.		United States	219	40,163
	[a] Fortinet Inc.		United States	607	144,581
	Microsoft Corp.		United States	444	120,280
	[a] Palantir Technologies Inc., A		United States	1,341	35,349
	[a] Palo Alto Networks Inc.		United States	307	113,912
	[a] Proofpoint Inc.		United States	271	47,089
	[a] RingCentral Inc., A		United States	111	32,254
	[a] The Trade Desk Inc., A		United States	1,990	153,947
	Trend Micro Inc.		Japan	705	36,968
	[a] Varonis Systems Inc.		United States	648	37,338
	[a] VMware Inc., A		United States	264	42,232
	[a] Zoom Video Communications Inc., A		United States	108	41,799
	[a] Zscaler Inc.		United States	601	129,852
					1,536,933
	Wireless Telecommunication Services 1.9%
	[a] T-Mobile US Inc.		United States	529	76,615
	Total Investments before Short Term Investments (Cost $3,655,925)				4,031,561
	Short Term Investments 2.1%
	Money Market Funds 2.1%
	[b,c] Institutional Fiduciary Trust Portfolio 0.01%		United States	84,642	84,642
	Total Short Term Investments (Cost $84,642)				84,642
	Total Investments (Cost $3,740,567) 101.0%				4,116,203
	Other Assets, less Liabilities (1.0)%				(39,365)

	Net Assets 100.0%				$4,076,838

[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]See Note 5 regarding investments in affiliated management investment companies.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
SBA	-	Small Business Administration

Franklin Templeton ETF Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act o f 1 9 40 (1 940 Act ) a s an o pen -end management investment company, consisting of forty-five separate funds (Funds) and applies th e sp ecialized a ccoun tin g a nd reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Liberty Syst emat ic St y le Premia ETF's Statement of Investments have been consolidated a nd include the accounts of the Fund, Franklin Liberty Systemat ic St y le Premia ETF, and the FLSP Holdings Corporation (Cayman Blocker). All intercompany transactions and Franklin Liberty Systematic Style Premia ETF's investments in their FLSP Holdings Corpo ration (Cayman Blocker) are limited to 25% of consolidated assets. Each of the Funds are an exchange traded fund (ETF). The Funds seek to provide the investment resu lt s t hat closely correspond, before fees and expenses, to the performance of each Fund's corresponding underlying index, with the exception of Franklin Liberty High Yield Corporate ETF, Franklin Liberty Federal Intermediate Tax-Free B o nd Op port un it ies ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Investment Grade Co rporate ETF, Fra nklin Lib ert y Federal Tax-Free Bond ETF, Franklin Liberty Senior Loan ETF, Franklin Liberty Systematic Style Premia ETF, Franklin Lib ert y U.S. Core Bond, Franklin Liberty U.S. Low Volatility ETF, Franklin Liberty U.S. Treasury Bond ETF, Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF, Franklin Intelligent Machines ETF and Franklin Liberty Ultra Short Bond ETF, which are actively managed, thus they are not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement d ate . Th e Fu nds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is o p en for trading. Under compliance policies and procedu res approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). Th e Funds may utilize independent pricing services, quotations from securities and financial instrument d ealers, a nd o t her mark et sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ Na t io nal Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily t rad ed o r a s o f 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign ex change ra te in ef f ect a t 4 p .m.

London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple m arkets o r o n m ult ip le ex changes a re valu ed according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services u se m ult iple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where su fficient market activity may not exist or is limited, the pricing services also utilize proprietary valuat io n m odels wh ich may co ns id er market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipat ed market in t erest ra t e volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and ot her unique securit y f ea tu res in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the date that the values of the foreign debt securities are determined, for all funds except the Franklin Lib ert y H igh Yield C o rp orat e ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Investment Grade Corporate ETF , Franklin Liberty Sen io r Loan ETF and Franklin Liberty U.S. Treasury Bond ETF which uses the foreign exchange rate in effect at 4 p .m. Ea stern t im e.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally clea red or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or rea dily available. Under these procedures, the Funds primarily employ a market-based approach which may use rela ted o r co mparable assets or liabilities, recent transactions, market multiples, book values, and other relev ant in f o rmat ion f o r t h e in v estment t o determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated f u tu re cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to th e nature or durat io n o f any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such invest ment s, t h e f air values may differ significantly from the values that would have been used had an active market exist ed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p .m. East ern t im e. I n addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur bet w een the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the relia bilit y o f the value of a portfolio security held by the Fund. As a result, differences may arise between the value o f t he Fu nd s’ p ort folio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern tim e. Th e VC m on it ors price movements for significant events following the close of trading in foreign stock markets through a series of co untry specif ic market proxies (such a sbaskets of American Depositary Receipts, futures contracts and exchange t rad ed f unds). Th ese p rice movements are measured against established trigger thresholds for each specific market proxy to assist in determining if a n ev ent has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. I f su ch an ev ent occurs, the securities may be valued using fair value procedures, which may include the use of independent pric ing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the la st b u sin ess day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar resp on se t o chan ges in market factors, and require or permit net settlement. Derivatives contain various risks including t h e p o tential in a b ilit y o f t h e counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, a nd /or t h e potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterpartie s.

Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC d eriv ativ es, wh enever p o ssib le, b y entering into International Swaps and Derivatives Association (ISDA) master agreements wit h certain co unt erpart ies. Th ese agreements contain various provisions, including but not limited to collateral requirements, events of default, or early terminatio n. Termination events applicable to the counterparty include certain deteriorations in the cred it quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the declin e in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives t h e n on -defaulting party the right to net a nd close-out all transactions traded, whether or not arising under the ISDA agreement, to one n et amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterpart y ex ceeds t h e m in imum t ransfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on th e cou nterpart y an d t h e t y pe o f t he agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due t o changes in derivative values may be delivered by the Fund or the counterparty the next business day, o r wit h in a f ew b u sin ess days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund ’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according t o t h e Fu nds ’ in v estment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk .

A futures contract is an agreement between the Fund and a counterparty to buy or sell an a sset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin p ayable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure t o certain f oreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency a t a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk . A cred it default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives cre dit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These a greements m ay b e p riv ately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trad e facility pla tf orm, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may b e a sin gle issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is en t it led t o receive t h e n otio nal amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement a mount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, o r o t her a greed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer p ays t h e seller a periodic stream of payments, provided that no event of default has occurred. Su ch periodic p ayment s are a ccrued d aily a s an unrealized appreciation or depreciation until the payments are made, at which time they a re realized. Up f ro nt p ayments a nd receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amort ized o ver t h e t erm o f t h e contract as a realized gain or loss.

The following funds invested in derivatives during the period.

Franklin FTSE Asia ex Japan ETF– Futures
Franklin FTSE Brazil ETF – Futures
Franklin FTSE China ETF – Futures
Franklin FTSE Europe ETF – Futures
Franklin FTSE Europe Hedged ETF – Forwards, Futures
Franklin FTSE Germany ETF – Futures
Franklin FTSE Hong Kong ETF – Futures
Franklin FTSE Japan ETF – Futures
Franklin FTSE Japan Hedged ETF – Forwards, Futures
Franklin FTSE Latin America ETF – Futures
Franklin FTSE Switzerland ETF – Futures
Franklin FTSE United Kingdom ETF – Futures
Franklin Liberty Investment Grade Corporate ETF – Futures

Franklin Liberty International Aggregate Bond ETF – Forwards

Franklin Liberty Systematic Style Premia ETF – Forwards, Futures, Swaps Franklin Liberty U.S. Core Bond ETF – Futures, Swaps

Franklin LibertyQ Emerging Markets ETF – Futures
Franklin LibertyQ Global Dividend ETF – Futures
Franklin LibertyQ Global Equity ETF – Futures

Franklin LibertyQ International Equity Hedged ETF – Forwards, Futures Franklin LibertyQ U.S. Equity ETF – Futures

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not ty pically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional a nd global economic, political and social co n dit io ns, which may result in greater market volatility. Current political and financial uncertainty surrounding t h e Eu ropean Un io n may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may no t be as liquid as U.S. securities.

The United States and other nations have im posed and could impose additional sanctions o n certain issu ers in R u ssia d u e t o regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Ru ssian issu ers ’ cred it ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions co uld als o a dversely a ffect Russia ’s economy. Certain or all Funds may be prohibited from investing in securities is su ed b y compan ies su bject t o su ch sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an im media te f reeze o f t hat issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is a lso t h e risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fu nd ’s assets. Th ese risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers impacted by t h e sanctio ns, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions current ly d o n o t affect the Fund's ability to sell these securities. At June 30, 2021, Franklin FTSE Russia ETF and Franklin L ib ert yQ Em ergin g Markets ETF had 94.8% and 10.7% of its net assets invested in Russia. The remaining Funds in the Trust did not have signif icant investment in Russia.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2021, investments in affiliated management investment companies were as follows:

Net Change
					in		Number of
	Value at				Unrealized	Value at	Shares

	Beginning			Realized	Appreciation	End of	Held at End of	Investment
				Gain	(Depreciatio
	of Period	Purchases	Sales	(Loss)	n)	Period	Period	Income

Franklin FTSE Asia ex Japan ETF
Income from
securities
Non-Controlled Affiliates								loaned
Institutional Fiduciary Trust Money Market
Portfolio 0.01%	$58,810	$531,549	$(456,314)	$-	$-	$134,045	$134,045	$-

Franklin FTSE China ETF
Income from
securities
Non-Controlled Affiliates								loaned

Institutional Fiduciary Trust Money Market	$517,219	$3,957,626	$(2,714,804)	$-	$-	$1,760,041	$1,760,041	$-
Portfolio 0.01%

Franklin FTSE Europe ETF
Income from
securities
Non-Controlled Affiliates								loaned

Institutional Fiduciary Trust Money Market	$64,200	$241,080	$(305,280)	$-	$-	$-	$-	$-
Portfolio 0.01%

Franklin FTSE Europe Hedged ETF
								Dividend
Non-Controlled Affiliates								Income
Institutional Fiduciary Trust Money Market	$157,303	$216,984	$(368,099)	$ -	$ -	$6,188	$6,188	$-
Portfolio 0.01%

Franklin FTSE Japan ETF
								Dividend
Non-Controlled Affiliates								Income
Institutional Fiduciary Trust Money Market	$292,353	$8,378,739	$(8,346,292)	$ -	$ -	$324,800	$324,800	$-
Portfolio 0.01%

Franklin FTSE Japan Hedged ETF
								Dividend
Non-Controlled Affiliates								Income
Institutional Fiduciary Trust Money Market	$13,379	$282,080	$(132,418)	$ -	$ -	$163,041	$163,041	$-
Portfolio 0.01%

Franklin FTSE United Kingdom ETF
								Income from
								securities
Non-Controlled Affiliates								loaned
Institutional Fiduciary Trust Money Market	$230,050	$551,649	$(537,899)	$ -	$ -	$243,800	$243,800	$-
Portfolio 0.01%

Franklin Liberty U.S. Core Bond ETF
								Dividend
Non-Controlled Affiliates								Income
Institutional Fiduciary Trust Money Market	$21,162,095	$174,300,449	$(175,370,690)	$ -	$ -	$20,091,853	$20,091,853	$-
Portfolio 0.01%

Franklin Liberty U.S. Treasury Bond ETF
								Dividend
Non-Controlled Affiliates								Income
Institutional Fiduciary Trust Money Market	$19,594,757	$7,901,728	$(23,723,483)	$ -	$ -	$3,773,002	$3,773,002	$-
Portfolio 0.01%

Franklin Liberty Ultra Short Bond ETF
								Dividend
Non-Controlled Affiliates								Income
Institutional Fiduciary Trust Money Market	$22,444	$401,794	$(264,795)	$ -	$ -	$159,443	$159,443	$-
Portfolio 0.01%

Franklin LibertyQ Emerging Markets ETF
								Income from
								securities
Non-Controlled Affiliates								loaned
Institutional Fiduciary Trust Money Market
Portfolio 0.01%	$33,900	$166,620	$(200,520)	$ -	$ -	$-	$-	$-

Franklin LibertyQ Global Equity ETF
								Income from
								securities
Non-Controlled Affiliates								loaned

Institutional Fiduciary Trust Money Market	$-	$777,375	$(753,000)	$ -	$ -	$24,375	$24,375	$-
Portfolio 0.01%

Franklin LibertyQ U.S. Equity ETF
								Income from
								securities
Non-Controlled Affiliates								loaned

Institutional Fiduciary Trust Money Market	$735,495	$2,314,737	$(2,153,163)	$ -	$ -	$897,069	$897,069	$-
Portfolio 0.01%

Franklin LibertyQ U.S. Mid Cap Equity
ETF
								Income from
								securities
Non-Controlled Affiliates								loaned

Institutional Fiduciary Trust Money Market	$6,075	$774,589	$(567,855)	$ -	$ -	$212,810	$212,810	$-
Portfolio 0.01%

Franklin LibertyQ U.S. Small Cap Equity
ETF
								Income from
								securities
Non-Controlled Affiliates								loaned

Institutional Fiduciary Trust Money Market	$209,649	$3,996,386	$(2,875,572)	$ -	$ -	$1,330,464	$1,330,464	$-
Portfolio 0.01%

Franklin Exponential Data ETF

								Dividend
Non-Controlled Affiliates								Income

Institutional Fiduciary Trust Money Market	$59,857	$77,697	$(52,912)	$ -	$ -	$84,642	$84,642	$-
Portfolio 0.01%

6. NOVEL CORONAVIRUS PANDEMIC

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ o wn market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates,

prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of June 30, 2021, in valuing the Funds’ assets and lia bilities carried at fair value, is as follows:

Franklin FTSE Asia ex Japan ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$35,399,140	$—	$—	$35,399,140
Foreign Government and Agency
Securities	—	190	—	190
Short-Term Investments	134,045	—	—	134,045
Total Investments in Securities	$35,533,185	$190	$—	$35,533,375
Other Financial Instruments:
Futures Contracts	$784	$—	$—	$784

Franklin FTSE Australia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$24,427,713	$—	$—	$24,427,713

Franklin FTSE Brazil ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$246,820,802	$—	$—	$246,820,802
Liabilities:
Other Financial Instruments:
Futures Contracts	$34,333	$—	$—	$34,333

Franklin FTSE Canada ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$28,115,632	$—	$—	$28,115,632

Franklin FTSE China ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$141,669,569	$—	$—	$141,669,569
Short-Term Investments	1,760,041	—	—	1,760,041
Total Investments in Securities	$143,429,610	$—	$—	$143,429,610
Other Financial Instruments:
Futures Contracts	$10,320	$—	$—	$10,320

Franklin FTSE Europe ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$194,254,065	$—	$—	$194,254,065
Liabilities:
Other Financial Instruments:
Futures Contracts	$15,024	$—	$—	$15,024

Franklin FTSE Europe Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$16,255,724	$—	$—	$16,255,724
Short-Term Investments	6,188	—	—	6,188
Total Investments in Securities	$16,261,912	$—	$—	$16,261,912
Other Financial Instruments:
Forward Exchange Contracts	$—	$435,515	$—	$435,515
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$1,147	$—	$1,147
Futures Contracts	701	—	—	701
Total Other Financial Instruments	$701	$1,147	$—	$1,848

Franklin FTSE France ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$7,666,093	$—	$—	$7,666,093

Franklin FTSE Germany ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$13,377,157	$—	$—	$13,377,157
Liabilities:
Other Financial Instruments:
Futures Contracts	$341	$—	$—	$341

Franklin FTSE Hong Kong ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$17,180,899	$—	$—	$17,180,899
Liabilities:
Other Financial Instruments:
Futures Contracts	$6	$—	$—	$6

Franklin FTSE India ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$28,810,912	$—	$—	$28,810,912
Foreign Government and Agency
Securities	—	1,292	—	1,292
Total Investments in Securities	$28,810,912	$1,292	$—	$28,812,204

Franklin FTSE Italy ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$4,070,599	$—	$—	$4,070,599

Franklin FTSE Japan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$531,512,209	$—	$—	$531,512,209
Short-Term Investments	324,800	—	—	324,800
Total Investments in Securities	$531,837,009	$—	$—	$531,837,009
Liabilities:
Other Financial Instruments:
Futures Contracts	$47,024	$—	$—	$47,024

Franklin FTSE Japan Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$24,020,913	$—	$—	$24,020,913
Short-Term Investments	163,041	—	—	163,041
Total Investments in Securities	$24,183,954	$—	$—	$24,183,954
Other Financial Instruments:
Forward Exchange Contracts	$—	$236,275	$—	$236,275
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$4,465	$—	$4,465
Futures Contracts	5,474	—	—	5,474
Total Other Financial Instruments	$5,474	$4,465	$—	$9,939

Franklin FTSE Latin America ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$5,115,616	$—	$—	$5,115,616
Liabilities:
Other Financial Instruments:
Futures Contracts	$73	$—	$—	$73

Franklin FTSE Mexico ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$7,201,839	$—	$—	$7,201,839

Franklin FTSE Russia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$18,019,933	$—	$—	$18,019,933

Franklin FTSE Saudi Arabia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$3,314,035	$—	$—	$3,314,035

Franklin FTSE South Africa ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,635,501	$—	$—	$2,635,501

Franklin FTSE South Korea ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$76,701,325	$—	$—	$76,701,325

Franklin FTSE Switzerland ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$52,691,358	$—	$—	$52,691,358
Other Financial Instruments:
Futures Contracts	$2,842	$—	$—	$2,842

Franklin FTSE Taiwan ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$44,595,751	$—	$—	$44,595,751

Franklin FTSE United Kingdom ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$230,128,760	$—	$—	$230,128,760
Short-Term Investments	243,800	—	—	243,800
Total Investments in Securities	$230,372,560	$—	$—	$230,372,560
Liabilities:
Other Financial Instruments:
Futures Contracts	$9,626	$—	$—	$9,626

Franklin Liberty High Yield Corporate
ETF
Assets:
Investments in Securities:[a]
Foreign Government and Agency
Securities	$—	$338,831,156	$—	$338,831,156
Equity Investments[b]	69,733	—	—	69,733
Short-Term Investments	—	870,000	—	870,000
Total Investments in Securities	$69,733	$339,701,156	$—	$339,770,889

Franklin Liberty Investment Grade
Corporate ETF
Assets:
Investments in Securities:[a]
Foreign Government and Agency
Securities	$—	$1,027,368,479	$—	$1,027,368,479
Short-Term Investments	—	4,420,000	—	4,420,000
Total Investments in Securities	$—	$1,031,788,479	$—	$1,031,788,479
Other Financial Instruments:
Futures Contracts	$44,588	$—	$—	$44,588
Liabilities:
Other Financial Instruments:
Futures Contracts	$171,345	$—	$—	$171,345

Franklin Liberty International Aggregate
Bond ETF	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:[a]
Foreign Government and Agency
Securities	$—	$160,513,419	$—		$160,513,419
Short-Term Investments	—	1,105,000	—		1,105,000
Total Investments in Securities	$—	$161,618,419	$—		$161,618,419
Other Financial Instruments:
Forward Exchange Contracts	$—	$2,923,358	$—		$2,923,358
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$802,014	$—		$802,014

Franklin Liberty Federal Intermediate
Tax-Free Bond Opportunities ETF
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$48,277,944	$—		$48,277,944

Franklin Liberty Federal Tax-Free Bond
ETF
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$129,923,837		$—	$129,923,837

Franklin Liberty Senior Loan ETF
Assets:
Investments in Securities:[a]
Foreign Government and Agency
Securities	$—	$5,833,851	$—		$5,833,851
Senior Floating Rate Interests	—	199,437,588	—		199,437,588
Asset-Backed Securities	—	2,991,934	—		2,991,934
Short-Term Investments	—	3,085,000	—		3,085,000
Total Investments in Securities	$—	$211,348,373	$—		$211,348,373

Franklin Liberty Systematic Style Premia
ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$44,402,563	$—	$—	$44,402,563
Other Financial Instruments:
Forward Exchange Contracts	$—	$644,386	$—	$644,386
Futures Contracts	342,608	—	—	342,608
Total Other Financial Instruments	$342,608	$644,386	$—	$986,994
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$411,613	$—	$411,613
Futures Contracts	441,771	—	—	441,771
Total Return Swaps	—	172,090	—	172,090
Total Other Financial Instruments	$441,771	$583,703	$—	$1,025,474

Franklin Liberty U.S. Core Bond ETF
Assets:
Investments in Securities:[a]
Foreign Government and Agency
Securities	$—	$1,527,556,987	$—	$1,527,556,987
Municipal Bonds	—	46,751,332	—	46,751,332
Asset-Backed Securities	—	23,288,673	—	23,288,673
Short-Term Investments	20,091,853	—	—	20,091,853
Total Investments in Securities	$20,091,853	$1,597,596,992	$—	$1,617,688,845
Other Financial Instruments:
Credit Default Swap Contracts	$—	$18,121	$—	$18,121
Liabilities:
Other Financial Instruments:
Credit Default Swap Contracts	$—	$10,683	$—	$10,683
Futures Contracts	351,079	—	—	351,079
Total Other Financial Instruments	$351,079	$10,683	$—	$361,762

Franklin Liberty U.S. Treasury Bond
ETF
Assets:
Investments in Securities:[a]
Foreign Government and Agency
Securities	$—	$429,127,104	$—	$429,127,104
Short-Term Investments	3,773,002	—	—	3,773,002
Total Investments in Securities	$3,773,002	$429,127,104	$—	$432,900,106

Franklin Liberty Ultra Short Bond ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Foreign Government and Agency
Securities	$—	$2,157,974	$—	$2,157,974
Asset-Backed Securities	—	202,995	—	202,995
Short-Term Investments	159,443	—	—	159,443
Total Investments in Securities	$159,443	$2,360,969	$—	$2,520,412

Franklin Liberty U.S. Low Volatility
ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$137,530,838	$—	$—	$137,530,838
Short-Term Investments	—	100,000	—	100,000
Total Investments in Securities	$137,530,838	$100,000	$—	$137,630,838

Franklin LibertyQ Emerging Markets
ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$24,978,039	$—	$—	$24,978,039
Foreign Government and Agency
Securities	—	776	—	776
Total Investments in Securities	$24,978,039	$776	$—	$24,978,815
Liabilities:
Other Financial Instruments:
Futures Contracts	$116	$—	$—	$116

Franklin LibertyQ Global Dividend ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$27,624,387	$—	$—	$27,624,387
Liabilities:
Other Financial Instruments:
Futures Contracts	$244	$—	$—	$244

Franklin LibertyQ Global Equity ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$15,876,198	$—	$—	$15,876,198
Short-Term Investments	24,375	—	—	24,375
Total Investments in Securities	$15,900,573	$—	$—	$15,900,573
Liabilities:
Other Financial Instruments:
Futures Contracts	$81	$—	$—	$81

Franklin LibertyQ International Equity
Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$16,524,483	$—	$—	$16,524,483
Other Financial Instruments:
Forward Exchange Contracts	$—	$350,463	$—	$350,463
Futures Contracts	283	—	—	283
Total Other Financial Instruments	$283	$350,463	$—	$350,746
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$1,453	$—	$1,453

Franklin LibertyQ U.S. Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,227,290,313	$—	$—	$1,227,290,313
Short-Term Investments	897,069	—	—	897,069
Total Investments in Securities	$1,228,187,382	$—	$—	$1,228,187,382
Other Financial Instruments:
Futures Contracts	$23,866	$—	$—	$23,866

Franklin LibertyQ U.S. Mid Cap Equity
ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$43,973,205	$—	$—	$43,973,205
Short-Term Investments	212,810	—	—	212,810
Total Investments in Securities	$44,186,015	$—	$—	$44,186,015

Franklin LibertyQ U.S. Small Cap Equity
ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$19,076,720	$—	$—	$19,076,720
Short-Term Investments	1,330,464	—	—	1,330,464
Total Investments in Securities	$20,407,184	$—	$—	$20,407,184

Franklin Disruptive Commerce ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$39,584,677	$—	$—	$39,584,677

Franklin Exponential Data ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$4,031,561	$—	$—	$4,031,561
Short-Term Investments	84,642	—	—	84,642
Total Investments in Securities	$4,116,203	$—	$—	$4,116,203

Franklin Genomic Advancements ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$17,993,683	$—	$—	$17,993,683

Franklin Intelligent Machines ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$12,004,032	$—	$—	$12,004,032

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and convertible preferred stocks, warrants, as well as other equity investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

8. SECURITIES LENDING

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. C o lla teral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, a s d et ermin ed a t t h e close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a m o ne y mark et fund managed by Fra nklin Advisers, Inc., an affiliate of the Funds. The Fund may receive income from t he in v est ment o f cash collateral, in addition to lending fees and rebates paid by the borrower.

9. TOTAL RETURN SWAPS

Franklin Liberty Systematic Style Premia ETF entered into OTC MSFTLSSP total return swap contracts primarily to gain exposure to the credit and other market risk of an underlying instrument such as a stock, bond, index o r b ask et o f securit ies o r indices. A total return swap is a n agreement between the Fund and a counterparty to exchange a return lin k ed t o an u nderly ing instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract , co nt ractually required payments to be paid or received are accrued daily and recorded as unrealized appreciatio n o r d ep reciat ion u nt il t h e payments are made, at which time they are recognized as realized gain or loss.

10. INVESTMENTS IN FLSP HOLDINGS CORPORATION

Franklin Liberty Systematic Style Premia ETF, (the “Fund”), invests in certain financial in st ru men ts a nd c o mmodit ies/o r commodity-linked derivative investments. The FLSP Holdings Corporation is a Cayman I sland s exempted co mpany wit h limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. At June 30, 2021, the Fra nklin Liberty Systematic Style Premia ETF investment(s) FLSP Holdings Corporation is reflected in the Fund’s Consolidated Statement of Investments. June 30, 2021, the net assets of the FLSP Holdings Corporation were $ 2 ,8 63,0 58, rep resen tin g 5.31% of the Fund's consolidated net assets. The Fund’s investment(s) in the FLSP Holdings Corporation is limited to 2 5 % o f consolidated assets.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.